================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-03738

                                 VALIC Company I
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31
Date of reporting period: May 31, 2005

================================================================================

Item 1. Reports to Stockholders

VALIC Company I, Annual Report at May 31, 2005.

                                                                VALIC Company I


                                                                  Annual Report

                                                                   May 31, 2005

                 VALIC COMPANY I - ANNUAL REPORT MAY 31, 2005

TABLE OF CONTENTS


President's Letter.........................................................
                                                                              1

Expense Example............................................................
                                                                              2

Schedule of Investments:

   Asset Allocation Fund...................................................   4
   Blue Chip Growth Fund...................................................  15
   Capital Conservation Fund...............................................  18
   Core Equity Fund........................................................  24
   Government Securities Fund..............................................  27
   Growth & Income Fund....................................................  29
   Health Sciences Fund....................................................  31
   Income & Growth Fund....................................................  36
   Inflation Protected Fund................................................  40
   International Equities Fund.............................................  42
   International Government Bond Fund......................................  54
   International Growth I Fund.............................................  58
   Large Cap Growth Fund...................................................  61
   Large Capital Growth Fund...............................................  64
   Mid Cap Index Fund......................................................  67
   Mid Capital Growth Fund.................................................  73
   Money Market I Fund.....................................................  76
   Nasdaq-100(R) Index Fund................................................  78
   Science & Technology Fund...............................................  81
   Small Cap Fund..........................................................  83
   Small Cap Index Fund....................................................  91
   Social Awareness Fund................................................... 109
   Stock Index Fund........................................................ 112
   Value Fund.............................................................. 119

Statements of Assets and Liabilities.......................................
                                                                            121

Statements of Operations...................................................
                                                                            124

Statements of Changes in Net Assets........................................
                                                                            127

Notes to Financial Statements..............................................
                                                                            133

Financial Highlights.......................................................
                                                                            148

Report of Independent Registered Public Accounting Firm....................
                                                                            159

Approval of Advisory Agreement.............................................
                                                                            160

Director Information.......................................................
                                                                            162

Shareholder Tax Information................................................
                                                                            164

Comparisons: Funds vs. Indexes.............................................
                                                                            165

Prospectus Supplement......................................................
                                                                            190

--------------------------------------------------------------------------------

                              PRESIDENTS LETTER                       1

Dear Valued Investor:

We are pleased to provide you with the Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the period ending May 31, 2005.

"Uncertainty" continued to be the predominate theme for the fiscal year ended May 31, 2005. The S&P 500 Index ended the fiscal year with a return of 8.23%. However, this strong positive return was primarily driven by the post election surge in stocks through the end of 2004. The return for the S&P 500 Index for the first five calendar months of 2005 was basically flat, reflecting investors' worries about the signs of increasing energy prices and the Federal Reserve's pursuit of a "measured" increase in short-term interest rates.

In times of uncertainty, the biggest risk that investors face is losing focus and taking their eyes off their long-term investment strategies. In order to plan for the future, you should prepare yourself and your portfolio to weather both up and down markets. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With VALIC Company I, you have a wide range of investment choices, covering all asset classes, to meet your objectives.

Additionally, once you have a plan in place based on your individual retirement goals -- stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                          Sincerely,

                                                  /s/ Evelyn M. Curran
                                          Evelyn M. Curran, President
                                          VALIC Company I

 2          VALIC COMPANY I - EXPENSE EXAMPLE (Unaudited)         May 31, 2005

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in VALIC Company I ("VC I"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2004 and held until May 31, 2005. Shares of VC I are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to VC I and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended May 31, 2005" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended May 31, 2005" column and the "Expense Ratio as of May 31, 2005" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended May 31, 2005" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended May 31, 2005" column and the "Expense Ratio as of May 31, 2005" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended May 31, 2005" column would have been higher and the "Ending Account Value" column would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your variable contract prospectus or plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

 May 31, 2005  VALIC COMPANY I - EXPENSE EXAMPLE (Unaudited) - CONTINUED   3

                                                Actual                                    Hypothetical
                              ------------------------------------------- ---------------------------------------------
                                                                                            Ending
                                                                                         Account Value
                                                Ending                                      Using a
                                             Account Value Expenses Paid                 Hypothetical   Expenses Paid   Expense
                                Beginning    Using Actual  During the Six   Beginning     5% Assumed      During the     Ratio
                              Account Value    Return at    Months Ended  Account Value    Return at   Six Months Ended  as of
                              at December 1,    May 31,       May 31,     at December 1,    May 31,        May 31,      May 31,
Fund                               2004          2005          2005*           2004          2005           2005*        2005*
----                          -------------- ------------- -------------- -------------- ------------- ---------------- -------
Asset Allocation.............   $1,000.00      $1,023.07       $3.18        $1,000.00      $1,021.79        $3.18        0.63%
Blue Chip Growth#@...........   $1,000.00      $1,014.42       $5.52        $1,000.00      $1,019.45        $5.54        1.10%
Capital Conservation.........   $1,000.00      $1,023.25       $3.63        $1,000.00      $1,021.34        $3.63        0.72%
Core Equity#@................   $1,000.00      $1,030.38       $4.30        $1,000.00      $1,020.69        $4.28        0.85%
Government Securities........   $1,000.00      $1,032.68       $3.45        $1,000.00      $1,021.54        $3.43        0.68%
Growth & Income#.............   $1,000.00      $1,028.85       $4.30        $1,000.00      $1,020.69        $4.28        0.85%
Health Sciences@.............   $1,000.00      $1,014.96       $5.98        $1,000.00      $1,019.00        $5.99        1.19%
Income & Growth#.............   $1,000.00      $1,037.02       $4.22        $1,000.00      $1,020.79        $4.18        0.83%
Inflation Protected#.........   $1,000.00      $1,029.98       $2.93        $1,000.00      $1,019.31        $2.91        0.65%
International Equities.......   $1,000.00      $1,014.53       $3.62        $1,000.00      $1,021.34        $3.63        0.72%
International Government Bond   $1,000.00      $1,005.06       $3.40        $1,000.00      $1,021.54        $3.43        0.68%
International Growth I#......   $1,000.00      $1,008.22       $5.06        $1,000.00      $1,019.90        $5.09        1.01%
Large Cap Growth#............   $1,000.00      $1,013.27       $4.82        $1,000.00      $1,020.14        $4.84        0.96%
Large Capital Growth#........   $1,000.00      $  985.10       $3.74        $1,000.00      $1,018.42        $3.81        0.85%
Mid Cap Index................   $1,000.00      $1,055.20       $2.10        $1,000.00      $1,022.89        $2.07        0.41%
Mid Capital Growth#..........   $1,000.00      $  997.15       $3.77        $1,000.00      $1,018.42        $3.81        0.85%
Money Market I#..............   $1,000.00      $1,009.85       $2.81        $1,000.00      $1,022.14        $2.82        0.56%
Nasdaq-100(R) Index..........   $1,000.00      $  981.21       $3.36        $1,000.00      $1,021.54        $3.43        0.68%
Science & Technology@........   $1,000.00      $1,018.07       $5.18        $1,000.00      $1,019.80        $5.19        1.03%
Small Cap#...................   $1,000.00      $1,000.91       $4.74        $1,000.00      $1,020.19        $4.78        0.95%
Small Cap Index..............   $1,000.00      $  977.28       $2.32        $1,000.00      $1,022.59        $2.37        0.47%
Social Awareness.............   $1,000.00      $1,022.06       $3.23        $1,000.00      $1,021.74        $3.23        0.64%
Stock Index..................   $1,000.00      $1,022.42       $1.92        $1,000.00      $1,023.04        $1.92        0.38%
Value#.......................   $1,000.00      $1,034.40       $6.59        $1,000.00      $1,018.45        $6.54        1.30%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days except for the Inflation Protected Fund, Large Capital Growth Fund, and Mid Capital Growth Fund which were multiplied by 163 days divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your variable contract prospectus for details that apply to the Variable Contracts or your Plan document for details on the administrative fees charged by your Plan sponsor.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                       Actual                                    Hypothetical
                     ------------------------------------------- ---------------------------------------------
                                                                                   Ending
                                                                                Account Value
                                       Ending                                      Using a
                                    Account Value Expenses Paid                 Hypothetical   Expenses Paid   Expense
                       Beginning    Using Actual  During the Six   Beginning     5% Assumed      During the     Ratio
                     Account Value    Return at    Months Ended  Account Value    Return at   Six Months Ended  as of
                     at December 1,    May 31,       May 31,     at December 1,    May 31,        May 31,      May 31,
Fund                      2004          2005          2005*           2004          2005           2005*        2005*
----                 -------------- ------------- -------------- -------------- ------------- ---------------- -------
Blue Chip Growth#...   $1,000.00      $1,014.42       $5.52        $1,000.00      $1,019.45        $5.54        1.10%
Core Equity Fund#...   $1,000.00      $1,030.38       $4.25        $1,000.00      $1,020.74        $4.23        0.84%
Health Sciences.....   $1,000.00      $1,014.96       $5.93        $1,000.00      $1,019.05        $5.94        1.18%
Science & Technology   $1,000.00      $1,018.07       $5.13        $1,000.00      $1,019.85        $5.14        1.02%

 4      ASSET ALLOCATION FUND - PORTFOLIO PROFILE (Unaudited)     May 31, 2005

Industry Allocation*

                   Government Agencies...............  15.83%
                   Financial Services................   9.27%
                   Government Obligations............   6.33%
                   Utilities -- Electric.............   5.41%
                   Oil & Gas.........................   5.20%
                   Banks.............................   4.38%
                   Repurchase Agreement..............   4.30%
                   Telecommunications................   4.26%
                   Insurance.........................   3.92%
                   Drugs.............................   3.18%
                   Conglomerates.....................   3.17%
                   Retail............................   2.74%
                   Information Processing -- Software   2.51%
                   Hospital Supplies.................   2.11%
                   Information Processing -- Hardware   2.06%
                   Multimedia........................   1.99%
                   Household Products................   1.85%
                   Beverages.........................   1.83%
                   Semiconductors....................   1.62%
                   Finance Companies.................   1.57%
                   Chemical..........................   1.38%
                   Leisure & Tourism.................   1.19%
                   Aerospace/Defense.................   1.13%
                   Automotive........................   0.97%
                   Tobacco...........................   0.97%
                   Electronics/Electrical Equipment..   0.96%
                   Broadcasting......................   0.85%
                   Information Processing -- Services   0.83%
                   Machinery.........................   0.79%
                   Medical -- Biomedical/Gene........   0.76%
                   Railroads & Equipment.............   0.57%
                   Freight...........................   0.55%
                   Airlines..........................   0.51%
                   Medical Technology................   0.50%
                   Commercial Services...............   0.43%
                   Apparel & Products................   0.42%
                   Foods.............................   0.40%
                   Metals............................   0.40%
                   Paper/Forest Products.............   0.28%
                   Therapeutics......................   0.23%
                   Utilities -- Communication........   0.21%
                   Hardware & Tools..................   0.20%
                   Pollution Control.................   0.20%
                   Utilities -- Gas, Distribution....   0.20%
                   Real Estate Investment Trusts.....   0.18%
                   Real Estate.......................   0.17%
                   Time Deposit......................   0.13%
                   Building Materials................   0.12%
                   Hospital Management...............   0.12%
                   Healthcare........................   0.11%
                   Mining............................   0.11%
                   Utilities -- Gas, Pipeline........   0.11%
                   Publishing........................   0.10%
                   Savings & Loan....................   0.09%
                   Appliances/Furnishings............   0.08%
                   Heavy Duty Trucks/Parts...........   0.06%
                   Foreign Government Bonds..........   0.05%
                   Human Resources...................   0.05%
                   Advertising.......................   0.03%
                   Home Builders.....................   0.03%
                   Schools...........................   0.02%
                   Photography.......................   0.01%
                                                      ------
                                                      100.03%
                                                      ======

*  Calculated as a percentage of Net Assets.

 May 31, 2005       ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS        5


                                                           Value
                                                  Shares  (Note 3)
             ------------------------------------------------------
             COMMON STOCK -- 56.10%
             Advertising -- 0.03%
               Interpublic Group of Cos., Inc.+..  1,440 $   17,770
               Omnicom Group, Inc................    500     40,945
                                                         ----------
                                                             58,715
                                                         ----------
             Aerospace/Defense -- 0.88%
               Boeing Co.........................  5,160    329,724
               General Dynamics Corp.............  2,854    308,175
               Goodrich Corp.....................    330     13,814
               Honeywell International, Inc......  2,290     82,967
               L-3 Communications Holdings, Inc..    320     22,650
               Lockheed Martin Corp..............  9,448    613,081
               Northrop Grumman Corp.............    970     54,048
               Raytheon Co.......................  1,520     59,523
               Rockwell Collins, Inc.............    480     23,707
               United Technologies Corp..........  1,380    147,246
                                                         ----------
                                                          1,654,935
                                                         ----------
             Airlines -- 0.22%
               Delta Air Lines, Inc.+............    380      1,463
               SkyWest, Inc...................... 21,415    390,610
               Southwest Airlines Co.............  1,990     28,954
                                                         ----------
                                                            421,027
                                                         ----------
             Apparel & Products -- 0.42%
               Coach, Inc.+......................  2,894     84,042
               Jones Apparel Group, Inc..........  5,921    188,939
               Liz Claiborne, Inc................    300     11,265
               Nike, Inc., Class B...............  4,453    366,037
               Reebok International, Ltd.........  2,180     88,748
               TJX Cos., Inc.....................  1,580     36,229
               VF Corp...........................    306     17,267
                                                         ----------
                                                            792,527
                                                         ----------
             Appliances/Furnishings -- 0.08%
               Leggett & Platt, Inc..............  1,282     34,152
               Maytag Corp.......................  7,315    106,726
               Whirlpool Corp....................    190     13,072
                                                         ----------
                                                            153,950
                                                         ----------
             Automotive -- 0.85%
               Advance Auto Parts, Inc.+.........  7,411    439,250
               AutoNation, Inc.+.................    610     12,200
               AutoZone, Inc.+...................  2,235    202,312
               Cooper Tire & Rubber Co...........    170      3,237
               Danaher Corp...................... 10,760    593,199
               Delphi Corp....................... 16,037     69,761
               Ford Motor Co.....................  4,940     49,301
               General Motors Corp...............  2,080     65,582
               Genuine Parts Co..................    480     20,621
               Goodyear Tire & Rubber Co.+.......  1,090     15,685
               Visteon Corp...................... 15,262    116,449
                                                         ----------
                                                          1,587,597
                                                         ----------
             Banks -- 3.45%
               AmSouth Bancorp...................    960     25,594
               Bank of America Corp.............. 49,890  2,310,905
               Bank of New York Co., Inc......... 17,982    518,241
               BB&T Corp.........................  1,490     59,510
               Comerica, Inc.....................    460     25,705
               Compass Bancshares, Inc...........    340     15,154
               Fifth Third Bancorp...............  1,410     60,094
               First Horizon National Corp.......    340     14,358
               Huntington Bancshares, Inc........    630     14,692
               KeyCorp...........................  1,100     36,036
               M&T Bank Corp.....................    270     27,578
               Marshall & Ilsley Corp............    570     24,801
               Mellon Financial Corp.............  1,150     31,924
               National City Corp................  7,940    274,406
               North Fork Bancorp., Inc..........  1,270     34,620

                                                               Value
                                                     Shares   (Note 3)

         --------------------------------------------------------------
         Banks (continued)
           Northern Trust Corp......................     680 $   31,226
           PNC Financial Services Group.............     770     42,080
           Providian Financial Corp.+...............     790     14,078
           Regions Financial Corp...................   1,260     42,437
           State Street Bank & Trust Co.............     910     43,680
           SunTrust Banks, Inc......................   3,460    254,690
           Synovus Financial Corp...................  13,940    405,236
           U.S. Bancorp.............................  18,497    542,517
           Wachovia Corp............................  18,260    926,695
           Wells Fargo & Co.........................  11,048    667,410
           Zions Bancorp............................     250     17,710
                                                             ----------
                                                              6,461,377
                                                             ----------
         Beverages -- 1.54%
           Anheuser-Busch Cos., Inc.................   7,390    346,221
           Brown-Forman Corp., Class B..............   5,927    353,368
           Coca-Cola Co.............................  22,800  1,017,564
           Coca-Cola Enterprises, Inc...............     950     20,786
           Molson Coors Brewing Co..................   1,220     71,333
           Pepsi Bottling Group, Inc................   7,040    199,725
           PepsiCo, Inc.............................  15,572    876,704
                                                             ----------
                                                              2,885,701
                                                             ----------
         Broadcasting -- 0.17%
           Clear Channel Communications, Inc........   1,420     41,506
           Comcast Corp., Class A+..................   7,730    248,906
           Univision Communications, Inc., Class A+.     780     20,756
                                                             ----------
                                                                311,168
                                                             ----------
         Building Materials -- 0.08%
           American Standard Cos., Inc..............     490     20,972
           Masco Corp...............................   1,200     38,424
           Sherwin-Williams Co......................   1,670     74,232
           Vulcan Materials Co......................     280     16,780
                                                             ----------
                                                                150,408
                                                             ----------
         Chemical -- 1.19%
           Air Products & Chemicals, Inc............     620     37,343
           Ashland, Inc.............................     180     12,294
           Dow Chemical Co..........................   2,570    116,395
           E.I. du Pont de Nemours and Co...........  13,090    608,816
           Eastman Chemical Co......................   3,040    178,691
           Ecolab, Inc..............................   5,190    167,793
           Engelhard Corp...........................     330      9,702
           Great Lakes Chemical Corp................     140      4,746
           Hercules, Inc.+..........................     310      4,297
           Monsanto Co..............................     900     51,300
           PPG Industries, Inc......................   2,440    159,551
           Praxair, Inc.............................     880     41,246
           Rohm & Haas Co...........................  11,610    541,606
           Sigma-Aldrich Corp.......................   4,864    291,402
                                                             ----------
                                                              2,225,182
                                                             ----------
         Commercial Services -- 0.09%
           Ball Corp................................     300     11,265
           Cendant Corp.............................   2,840     60,236
           Cintas Corp..............................     410     16,551
           Convergys Corp.+.........................     390      5,316
           Fluor Corp...............................     240     13,788
           Moody's Corp.............................     740     32,020
           Paychex, Inc.............................     960     27,725
                                                             ----------
                                                                166,901
                                                             ----------
         Conglomerates -- 3.02%
           3M Co....................................  10,855    832,036
           Eaton Corp...............................     420     25,137
           General Electric Co.@.................... 107,714  3,929,407
           ITT Industries, Inc......................     250     23,750

 6   ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  May 31, 2005


                                                              Value
                                                     Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Conglomerates (continued)
           Loews Corp...............................    440 $   33,132
           Textron, Inc.............................    370     28,597
           Tyco International, Ltd.................. 27,314    790,194
                                                            ----------
                                                             5,662,253
                                                            ----------
         Drugs -- 3.07%
           Abbott Laboratories......................  9,516    459,052
           Allergan, Inc............................  4,821    372,711
           Bristol-Myers Squibb Co..................  9,210    233,566
           Caremark Rx, Inc.+.......................  2,580    115,223
           Eli Lilly & Co...........................  5,420    315,986
           Forest Laboratories, Inc.+............... 11,350    437,883
           King Pharmaceuticals, Inc.+.............. 13,306    125,875
           Merck & Co., Inc......................... 11,348    368,129
           Mylan Laboratories, Inc..................    720     11,880
           Pfizer, Inc.............................. 76,937  2,146,542
           Schering-Plough Corp.....................  3,980     77,610
           Watson Pharmaceuticals, Inc.+............    300      9,018
           Wyeth.................................... 24,854  1,077,918
                                                            ----------
                                                             5,751,393
                                                            ----------
         Electronics/Electrical Equipment -- 0.96%
           Agilent Technologies, Inc.+..............  1,160     27,852
           American Power Conversion Corp...........    682     17,364
           Applera Corp. - Applied Biosystems Group.    540     11,561
           Comverse Technology, Inc.+...............    530     12,471
           Emerson Electric Co......................  7,402    492,011
           Fisher Scientific International, Inc.+...    491     30,668
           Jabil Circuit, Inc.+..................... 12,232    357,541
           JDS Uniphase Corp.+...................... 40,412     61,830
           Johnson Controls, Inc....................    690     39,095
           Millipore Corp.+.........................    140      7,209
           Molex, Inc...............................    460     12,185
           NVIDIA Corp.+............................  2,888     78,525
           Parker Hannifin Corp.....................    330     19,909
           Perkinelmer, Inc.........................    350      6,696
           Pitney Bowes, Inc........................    630     28,104
           PMC-Sierra, Inc.+........................    490      4,297
           Sanmina-SCI Corp.+.......................  1,410      7,233
           Solectron Corp.+.........................  2,620      9,563
           Symbol Technologies, Inc.................    650      7,482
           Tektronix, Inc...........................    250      5,668
           Thermo Electron Corp.+...................  6,330    166,606
           W. W. Grainger, Inc......................    230     12,510
           Waters Corp.+............................  2,510     97,513
           Xerox Corp.+............................. 21,074    285,974
                                                            ----------
                                                             1,799,867
                                                            ----------
         Finance Companies -- 0.33%
           MBNA Corp................................ 20,540    433,188
           SLM Corp.................................  3,692    178,213
                                                            ----------
                                                               611,401
                                                            ----------
         Financial Services -- 4.81%
           American Express Co......................  9,320    501,882
           Bear Stearns Cos., Inc...................  1,309    129,643
           Capital One Financial Corp...............  6,860    517,244
           Charles Schwab Corp......................  3,090     35,041
           CIT Group, Inc...........................    560     23,755
           Citigroup, Inc.@......................... 62,539  2,946,212
           Countrywide Financial Corp...............  1,560     57,985
           E*TRADE Group, Inc.+.....................  2,604     32,159
           Equifax, Inc.............................    370     12,835
           Fannie Mae...............................  9,410    557,448
           Federated Investors, Inc., Class B.......  4,536    134,311
           Franklin Resources, Inc..................    540     38,956
           Freddie Mac..............................  3,920    254,957
           Goldman Sachs Group, Inc.................  6,519    635,603

                                                                Value
                                                       Shares  (Note 3)

        ----------------------------------------------------------------
        Financial Services (continued)
          H & R Block, Inc............................    450 $   22,464
          Janus Capital Group, Inc....................  8,200    125,952
          JPMorgan Chase & Co......................... 46,302  1,655,297
          Lehman Brothers Holdings, Inc...............  2,420    223,124
          Merrill Lynch & Co., Inc.................... 10,180    552,367
          Morgan Stanley..............................  9,470    463,651
          Principal Financial Group, Inc..............  1,105     44,079
          T. Rowe Price Group, Inc....................    800     47,728
                                                              ----------
                                                               9,012,693
                                                              ----------
        Foods -- 0.37%
          Archer-Daniels-Midland Co...................  1,680     33,348
          Campbell Soup Co............................  5,770    179,043
          ConAgra Foods, Inc..........................  1,400     36,610
          General Mills, Inc..........................  2,900    143,550
          H J Heinz Co................................    950     34,552
          Hershey Foods Corp..........................    600     38,526
          Kellogg Co..................................    950     43,215
          McCormick & Co., Inc........................    370     12,521
          Sara Lee Corp...............................  2,130     43,218
          Sysco Corp..................................  2,640     98,102
          Wm. Wrigley Jr. Co..........................    530     36,183
                                                              ----------
                                                                 698,868
                                                              ----------
        Freight -- 0.40%
          FedEx Corp..................................    810     72,430
          Ryder System, Inc...........................    180      6,613
          United Parcel Service, Inc., Class B........  9,160    674,634
                                                              ----------
                                                                 753,677
                                                              ----------
        Hardware & Tools -- 0.20%
          Black & Decker Corp.........................  4,040    352,773
          Snap-on, Inc................................    160      5,521
          Stanley Works...............................    210      9,368
                                                              ----------
                                                                 367,662
                                                              ----------
        Healthcare -- 0.07%
          Bausch & Lomb, Inc..........................    150     11,714
          Health Management Associates, Inc., Class A.    660     16,645
          Laboratory Corp. of America Holdings+.......    370     17,927
          Manor Care, Inc.............................    240      9,326
          McKesson Corp...............................    790     31,813
          Medco Health Solutions, Inc.+...............    740     37,000
                                                              ----------
                                                                 124,425
                                                              ----------
        Heavy Duty Trucks/Parts -- 0.06%
          Dana Corp...................................  5,224     70,785
          Navistar International Corp.+...............    180      5,492
          PACCAR, Inc.................................    460     32,545
                                                              ----------
                                                                 108,822
                                                              ----------
        Home Builders -- 0.03%
          Centex Corp.................................    340     22,263
          KB Home.....................................    240     16,210
          Pulte Homes, Inc............................    310     23,699
                                                              ----------
                                                                  62,172
                                                              ----------
        Hospital Management -- 0.04%
          HCA, Inc....................................  1,110     59,940
          Tenet Healthcare Corp.+.....................  1,260     15,271
                                                              ----------
                                                                  75,211
                                                              ----------
        Hospital Supplies -- 2.11%
          AmerisourceBergen Corp......................    280     18,080
          Becton, Dickinson and Co....................  1,754    100,767
          Cardinal Health, Inc........................  1,170     67,778
          CR Bard, Inc................................    290     19,793
          Hospira, Inc.+..............................  1,528     58,186
          Johnson & Johnson........................... 36,243  2,431,905

 May 31, 2005 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  7


                                                                 Value
                                                       Shares   (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Hospital Supplies (continued)
         Medtronic, Inc...............................  21,730 $1,167,987
         St. Jude Medical, Inc.+......................     970     38,916
         Stryker Corp.................................   1,010     49,137
                                                               ----------
                                                                3,952,549
                                                               ----------
       Household Products -- 1.85%
         Alberto-Culver Co., Class B..................     230     10,196
         Avon Products, Inc...........................  19,421    771,790
         Clorox Co....................................     420     24,532
         Colgate-Palmolive Co.........................   4,773    238,507
         Fortune Brands, Inc..........................     400     34,600
         Gillette Co..................................   2,670    140,816
         International Flavors & Fragrances, Inc......     240      8,902
         Kimberly-Clark Corp..........................   1,290     82,986
         Newell Rubbermaid, Inc.......................     750     17,092
         Procter & Gamble Co..........................  38,647  2,131,382
                                                               ----------
                                                                3,460,803
                                                               ----------
       Human Resources -- 0.05%
         Robert Half International, Inc...............   4,091    102,030
                                                               ----------
       Information Processing - Hardware -- 2.06%
         Apple Computer, Inc.+........................   7,590    301,399
         Dell, Inc.+..................................  34,939  1,393,717
         EMC Corp.+...................................  19,530    274,592
         Gateway, Inc.+...............................     810      2,803
         Hewlett-Packard Co...........................  29,160    656,391
         International Business Machines Corp.........   7,239    546,906
         Juniper Networks, Inc.+......................  11,710    300,244
         Lexmark International, Inc., Class A+........     340     23,270
         Network Appliance, Inc.+.....................     980     28,185
         Sandisk Corp.+...............................   8,340    217,590
         Sun Microsystems, Inc.+......................  28,900    110,109
                                                               ----------
                                                                3,855,206
                                                               ----------
       Information Processing - Services -- 0.83%
         Affiliated Computer Services, Inc., Class A+.     350     18,105
         Computer Sciences Corp.+.....................     510     23,618
         eBay, Inc.+..................................   7,850    298,378
         Electronic Data Systems Corp.................   1,390     27,383
         First Data Corp..............................   8,550    323,446
         Fiserv, Inc.+................................   6,518    280,274
         Monster Worldwide, Inc.+.....................   1,770     46,693
         NCR Corp.+...................................     500     18,315
         SunGard Data Systems, Inc.+..................     770     26,727
         Symantec Corp.+..............................   9,678    218,820
         Unisys Corp.+................................     920      6,661
         Yahoo!, Inc.+................................   7,350    273,420
                                                               ----------
                                                                1,561,840
                                                               ----------
       Information Processing - Software -- 2.51%
         Adobe Systems, Inc...........................  10,412    344,221
         Autodesk, Inc................................     610     24,144
         Automatic Data Processing, Inc...............   9,027    395,383
         BMC Software, Inc.+..........................     590     10,042
         Citrix Systems, Inc.+........................     450     11,322
         Computer Associates International, Inc.......   1,430     38,996
         Compuware Corp.+.............................   1,040      7,124
         IMS Health, Inc..............................     630     15,466
         Intuit, Inc.+................................   4,460    192,761
         Mercury Interactive Corp.+...................   2,250    101,520
         Microsoft Corp............................... 107,175  2,765,115
         Novell, Inc.+................................   1,030      6,025
         Oracle Corp.+................................  49,050    628,821
         Parametric Technology Corp.+.................     740      4,455
         Siebel Systems, Inc.+........................   1,380     12,724
         VERITAS Software Corp.+......................   5,590    139,023
                                                               ----------
                                                                4,697,142
                                                               ----------

                                                                   Value
                                                          Shares  (Note 3)

    -----------------------------------------------------------------------
    Insurance -- 3.35%
      ACE, Ltd...........................................    770 $   33,279
      Aetna, Inc.........................................  9,626    750,924
      AFLAC, Inc.........................................  7,770    322,844
      Allstate Corp......................................  8,016    466,531
      AMBAC Financial Group, Inc.........................    300     21,645
      American International Group, Inc.(1).............. 25,250  1,402,638
      Aon Corp...........................................    850     21,191
      Chubb Corp.........................................  4,545    382,825
      CIGNA Corp.........................................    350     34,038
      Cincinnati Financial Corp..........................    451     17,801
      Hartford Financial Services Group, Inc.............  8,818    659,498
      Humana, Inc.+......................................  5,500    199,980
      Jefferson-Pilot Corp...............................    370     18,648
      Lincoln National Corp..............................  2,698    122,840
      Marsh & McLennan Cos., Inc.........................  1,420     41,237
      MBIA, Inc..........................................    380     21,253
      MetLife, Inc.......................................  6,510    290,346
      MGIC Investment Corp...............................    270     16,562
      Progressive Corp...................................    540     51,878
      Prudential Financial, Inc..........................  1,410     89,267
      Safeco Corp........................................    350     18,834
      St. Paul Travelers Cos., Inc.......................  8,600    325,768
      Torchmark Corp.....................................    300     15,825
      UnitedHealth Group, Inc............................ 10,520    511,062
      UnumProvident Corp.................................  2,712     49,792
      Wellpoint, Inc.+...................................  2,140    284,620
      Willis Group Holdings, Ltd.........................  2,140     73,338
      Xl Capital, Ltd., Class A..........................    380     28,606
                                                                 ----------
                                                                  6,273,070
                                                                 ----------
    Leisure & Tourism -- 0.92%
      Brunswick Corp.....................................    270     11,621
      Carnival Corp......................................  1,420     75,118
      Darden Restaurants, Inc............................    400     12,992
      Electronic Arts, Inc.+.............................    830     43,608
      Harley-Davidson, Inc...............................    780     38,244
      Harrah's Entertainment, Inc........................    310     22,261
      Hasbro, Inc........................................    460      9,283
      Hilton Hotels Corp.................................  1,040     25,199
      International Game Technology......................  1,490     41,988
      Marriott International, Inc., Class A..............  8,290    559,907
      Mattel, Inc........................................  4,462     81,119
      McDonald's Corp.................................... 18,486    571,957
      Sabre Holdings Corp., Class A......................    360      7,225
      Starbucks Corp.+...................................  2,180    119,355
      Starwood Hotels & Resorts Worldwide, Inc., Class B.    870     48,694
      Wendy's International, Inc.........................    310     13,990
      Yum! Brands, Inc...................................    790     40,519
                                                                 ----------
                                                                  1,723,080
                                                                 ----------
    Machinery -- 0.70%
      Caterpillar, Inc...................................    920     86,581
      Cooper Industries, Ltd., Class A...................    260     17,924
      Cummins, Inc.......................................    120      8,154
      Deere & Co.........................................    660     43,659
      Dover Corp.........................................  8,678    328,636
      Illinois Tool Works, Inc...........................    740     62,478
      Ingersoll-Rand Co., Class A........................  3,849    297,951
      Pall Corp..........................................    340      9,925
      Rockwell Automation, Inc...........................  8,869    455,601
                                                                 ----------
                                                                  1,310,909
                                                                 ----------
    Medical - Biomedical/Gene -- 0.76%
      Amgen, Inc.+....................................... 16,460  1,030,067
      Biogen Idec, Inc.+.................................    900     35,190
      Genentech, Inc.+...................................  1,683    133,378
      Genzyme Corp.+.....................................  3,437    214,434
      MedImmune, Inc.+...................................    670     17,688
                                                                 ----------
                                                                  1,430,757
                                                                 ----------

 8   ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  May 31, 2005


                                                                 Value
                                                        Shares  (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Medical Technology -- 0.50%
         Baxter International, Inc.....................  1,670 $   61,623
         Biomet, Inc...................................    680     25,629
         Boston Scientific Corp.+......................  2,050     55,534
         Chiron Corp.+.................................    400     15,016
         Guidant Corp..................................  4,940    365,017
         Quest Diagnostics, Inc........................    420     44,100
         Zimmer Holdings, Inc.+........................  4,710    360,692
                                                               ----------
                                                                  927,611
                                                               ----------
       Metals -- 0.21%
         Alcoa, Inc.................................... 10,043    272,165
         Allegheny Technologies, Inc...................    250      5,315
         Freeport-McMoRan Copper & Gold, Inc., Class B.  1,790     63,187
         Nucor Corp....................................    430     22,773
         Phelps Dodge Corp.............................    260     22,724
         United States Steel Corp......................    300     11,931
                                                               ----------
                                                                  398,095
                                                               ----------
       Mining -- 0.06%
         Newmont Mining Corp...........................  2,903    108,108
                                                               ----------
       Multimedia -- 1.88%
         Gannett Co., Inc..............................    680     50,633
         McGraw-Hill Cos., Inc.........................  1,040     45,406
         Meredith Corp.................................    130      6,448
         News Corp., Class A...........................  7,780    125,492
         Time Warner, Inc.+............................ 95,218  1,656,793
         Viacom, Inc., Class B......................... 11,339    388,814
         Walt Disney Co................................ 45,316  1,243,471
                                                               ----------
                                                                3,517,057
                                                               ----------
       Oil & Gas -- 4.67%
         Amerada Hess Corp.............................  5,810    539,458
         Anadarko Petroleum Corp.......................  2,570    194,549
         Apache Corp...................................    880     51,709
         Baker Hughes, Inc.............................  4,160    192,150
         BJ Services Co................................    440     22,154
         Burlington Resources, Inc.....................  1,040     52,707
         ChevronTexaco Corp............................ 25,690  1,381,608
         ConocoPhillips................................  7,340    791,546
         Cooper Cameron Corp.+.........................  5,580    329,834
         Devon Energy Corp.............................  1,290     59,211
         Dynegy, Inc., Class A+........................    900      4,185
         El Paso Corp..................................  5,582     57,718
         EOG Resources, Inc............................    650     32,429
         Exxon Mobil Corp.@............................ 60,981  3,427,132
         Halliburton Co................................ 10,585    452,403
         Kerr-McGee Corp...............................    310     22,897
         Kinder Morgan, Inc............................    300     23,313
         Marathon Oil Corp.............................    930     45,096
         Nabors Industries, Ltd.+......................  2,500    137,775
         National-Oilwell Varco, Inc.+.................    460     20,700
         Noble Corp....................................    370     20,949
         Occidental Petroleum Corp.....................  1,070     78,228
         Peoples Energy Corp...........................  1,436     61,389
         Rowan Cos., Inc...............................  5,801    159,527
         Schlumberger, Ltd.............................  4,720    322,706
         Sunoco, Inc...................................    190     19,488
         Transocean, Inc.+.............................  2,540    126,517
         Unocal Corp...................................    730     41,603
         Valero Energy Corp............................    690     47,348
         XTO Energy, Inc...............................    930     28,942
                                                               ----------
                                                                8,745,271
                                                               ----------
       Paper/Forest Products -- 0.19%
         Avery Dennison Corp...........................  2,138    112,138
         Bemis Co., Inc................................    290      7,876
         Georgia-Pacific Corp..........................    710     23,529
         International Paper Co........................  1,320     42,517

                                                                 Value
                                                         Shares (Note 3)

       -----------------------------------------------------------------
       Paper/Forest Products (continued)
         Louisiana-Pacific Corp.........................    300 $  7,554
         Meadwestvaco Corp..............................    550   15,774
         Pactiv Corp.+..................................    410    9,369
         Plum Creek Timber Co., Inc.....................  1,956   68,558
         Sealed Air Corp.+..............................    230   11,912
         Temple-Inland, Inc.............................    340   12,145
         Weyerhaeuser Co................................    660   42,339
                                                                --------
                                                                 353,711
                                                                --------
       Photography -- 0.01%
         Eastman Kodak Co...............................    770   20,236
                                                                --------
       Pollution Control -- 0.14%
         Allied Waste Industries, Inc.+.................    740    5,705
         Waste Management, Inc..........................  8,760  258,333
                                                                --------
                                                                 264,038
                                                                --------
       Publishing -- 0.10%
         Dow Jones & Co., Inc...........................  3,211  113,990
         Knight-Ridder, Inc.............................    210   13,247
         New York Times Co., Class A....................    400   12,548
         R. R. Donnelley & Sons Co......................    590   19,618
         Tribune Co.....................................    810   29,306
                                                                --------
                                                                 188,709
                                                                --------
       Railroads & Equipment -- 0.24%
         Burlington Northern Santa Fe Corp..............  1,020   50,408
         CSX Corp.......................................    590   24,532
         Norfolk Southern Corp.......................... 10,392  331,713
         Union Pacific Corp.............................    710   47,542
                                                                --------
                                                                 454,195
                                                                --------
       Real Estate Investment Trusts -- 0.08%
         Apartment Investment & Management Co., Class A.    260    9,646
         Archstone-Smith Trust..........................    540   19,883
         Equity Office Properties Trust.................  1,090   35,414
         Equity Residential.............................    770   27,643
         Prologis Trust.................................    500   20,420
         Simon Property Group, Inc......................    600   41,232
                                                                --------
                                                                 154,238
                                                                --------
       Retail -- 2.60%
         Albertson's, Inc...............................  1,000   20,990
         Bed Bath & Beyond, Inc.+.......................  2,345   95,324
         Best Buy Co., Inc..............................  4,180  227,517
         Big Lots, Inc.+................................  2,330   29,498
         Circuit City Stores, Inc.......................    520    8,523
         Costco Wholesale Corp..........................  2,080   94,474
         CVS Corp.......................................  2,200  120,670
         Dillard's, Inc., Class A.......................    200    4,784
         Dollar General Corp............................  5,710  111,973
         Express Scripts, Inc., Class A+................    210   19,402
         Family Dollar Stores, Inc......................    460   11,808
         Federated Department Stores, Inc...............    450   30,353
         Gap, Inc.......................................  2,140   44,940
         Home Depot, Inc................................ 16,450  647,307
         J.C. Penney Co., Inc...........................  5,698  283,532
         Kohl's Corp.+..................................  3,456  168,273
         Kroger Co.+....................................  1,970   33,037
         Limited Brands, Inc............................  1,030   21,187
         Lowe's Cos., Inc...............................  2,209  126,377
         May Department Stores Co.......................    780   29,765
         Nordstrom, Inc.................................  1,780  108,651
         Office Depot, Inc.+............................  1,858   36,640
         OfficeMax, Inc.................................    190    5,767
         RadioShack Corp................................  1,540   38,746
         Safeway, Inc.+.................................  1,200   26,412
         Sears Holdings Corp.+..........................    260   38,142
         Staples, Inc...................................  8,812  189,722
         SUPERVALU, Inc.................................    370   12,121

 May 31, 2005 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  9


                                                               Value
                                                      Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Retail (continued)
           Target Corp...............................  4,590 $  246,483
           Tiffany & Co..............................    400     12,452
           Toys "R" Us, Inc.+........................    590     15,458
           Wal-Mart Stores, Inc...................... 39,792  1,879,376
           Walgreen Co...............................  2,750    124,685
                                                             ----------
                                                              4,864,389
                                                             ----------
         Savings & Loan -- 0.09%
           Golden West Financial Corp................    760     47,591
           Sovereign Bancorp, Inc....................  1,020     22,767
           Washington Mutual, Inc....................  2,350     97,055
                                                             ----------
                                                                167,413
                                                             ----------
         Schools -- 0.02%
           Apollo Group, Inc., Class A+..............    440     34,540
                                                             ----------
         Semiconductors -- 1.62%
           Advanced Micro Devices, Inc.+.............  1,060     17,384
           Altera Corp.+.............................  1,010     22,412
           Analog Devices, Inc.......................  1,000     37,080
           Applied Materials, Inc.................... 22,612    371,063
           Applied Micro Circuits Corp.+.............    840      2,411
           Broadcom Corp., Class A+..................  4,254    150,974
           Freescale Semiconductor, Inc., Class B+...  1,080     21,816
           Intel Corp................................ 52,311  1,408,735
           KLA-Tencor Corp...........................  3,380    153,486
           Linear Technology Corp....................    830     31,100
           LSI Logic Corp.+.......................... 21,099    155,289
           Maxim Integrated Products, Inc............    880     34,672
           Micron Technology, Inc.+..................  1,650     18,117
           National Semiconductor Corp...............  9,310    187,317
           Novellus Systems, Inc.+...................    380     10,127
           QLogic Corp.+.............................  1,840     58,917
           Teradyne, Inc.+...........................    530      6,895
           Texas Instruments, Inc....................  5,270    145,663
           Xilinx, Inc...............................  7,308    202,797
                                                             ----------
                                                              3,036,255
                                                             ----------
         Telecommunications -- 2.86%
           ADC Telecommunications, Inc.+.............    312      5,666
           Alltel Corp...............................  4,590    267,000
           American Tower Corp., Class A+............ 11,798    212,836
           Andrew Corp.+.............................  6,180     81,947
           Avaya, Inc.+.............................. 15,633    143,042
           BellSouth Corp............................  6,860    183,574
           CenturyTel, Inc...........................    370     12,132
           Ciena Corp.+..............................  1,550      3,379
           Cisco Systems, Inc.+...................... 62,130  1,204,079
           Citizens Communications Co................ 19,386    264,425
           Corning, Inc.+............................  3,800     59,584
           Lucent Technologies, Inc.+................ 11,960     33,608
           Motorola, Inc............................. 16,620    288,689
           Nextel Communications, Inc., Class A+.....  8,006    241,621
           QUALCOMM, Inc............................. 19,007    708,201
           Qwest Communications International, Inc.+.  4,510     17,679
           SBC Communications, Inc................... 25,950    606,711
           Scientific-Atlanta, Inc...................  1,416     47,153
           Tellabs, Inc.+............................  1,250     10,275
           Verizon Communications, Inc............... 27,360    967,997
                                                             ----------
                                                              5,359,598
                                                             ----------
         Therapeutics -- 0.23%
           Gilead Sciences, Inc.+.................... 10,611    432,929
                                                             ----------
         Tobacco -- 0.97%
           Altria Group, Inc......................... 26,270  1,763,767
           Reynolds American, Inc....................    320     26,531
           UST, Inc..................................    450     20,052
                                                             ----------
                                                              1,810,350
                                                             ----------

                                                            Shares/
                                                           Principal    Value
                                                            Amount     (Note 3)

---------------------------------------------------------------------------------
Utilities - Communication -- 0.21%
  AT&T Corp...............................................    5,246  $     98,572
  Sprint Corp.............................................   12,200       289,018
                                                                     ------------
                                                                          387,590
                                                                     ------------
Utilities - Electric -- 1.84%
  AES Corp.+..............................................   18,760       279,336
  Allegheny Energy, Inc.+.................................      450        10,881
  Ameren Corp.............................................      714        38,970
  American Electric Power Co., Inc........................   14,740       526,071
  Calpine Corp.+..........................................    1,440         4,291
  CenterPoint Energy, Inc.................................   32,370       396,856
  Cinergy Corp............................................      520        21,440
  CMS Energy Corp.+.......................................   31,460       416,216
  Cons. Edison, Inc.......................................    9,675       440,309
  Constellation Energy Group, Inc.........................      480        25,656
  Dominion Resources, Inc.................................      910        63,982
  DTE Energy Co...........................................      470        22,344
  Duke Energy Corp........................................   14,586       400,823
  Edison International, Inc...............................    7,626       280,256
  Entergy Corp............................................      580        41,661
  Exelon Corp.............................................    1,790        83,862
  FirstEnergy Corp........................................      900        39,870
  FPL Group, Inc..........................................    1,060        43,089
  NiSource, Inc...........................................      740        17,834
  PG&E Corp...............................................      970        34,697
  Pinnacle West Capital Corp..............................      260        11,471
  PPL Corp................................................      520        29,905
  Progress Energy, Inc....................................      670        29,634
  Public Service Enterprise Group, Inc....................      650        36,075
  Southern Co.............................................    2,000        67,900
  TECO Energy, Inc........................................      560         9,901
  TXU Corp................................................      640        51,379
  Xcel Energy, Inc........................................    1,090        20,089
                                                                     ------------
                                                                        3,444,798
                                                                     ------------
Utilities - Gas, Distribution -- 0.03%
  Keyspan Corp............................................      470        18,678
  Nicor, Inc..............................................      120         4,740
  Sempra Energy...........................................      650        25,785
                                                                     ------------
                                                                           49,203
                                                                     ------------
Utilities - Gas, Pipeline -- 0.05%
  Williams Cos., Inc......................................    4,970        91,498
                                                                     ------------
Total Common Stock
   (Cost $88,277,451).....................................            105,075,150
                                                                     ------------
PREFERRED STOCK -- 0.24%
Financial Services -- 0.24%
  General Electric Capital Corp.:
   4.50% due 1/28/35(4)...................................   11,000       265,650
  Merrill Lynch & Co., Inc.: 3.97%(2).....................    8,043       190,137
                                                                     ------------
Total Preferred Stock
   (Cost $473,325)........................................                455,787
                                                                     ------------
ASSET-BACKED SECURITIES -- 0.80%
Finance Companies -- 0.35%
  Capital Auto Receivables Asset Trust, Series 2002-4 A4:
   2.64% due 03/17/08..................................... $658,251       653,414
                                                                     ------------
Financial Services -- 0.45%
  DLJ Commercial Mtg. Corp.:
   7.34% due 10/10/32(5)..................................  500,000       558,426
  Morgan Stanley Dean Witter Capital I:
   7.20% due 10/15/33(5)..................................  250,000       279,913
                                                                     ------------
                                                                          838,339
                                                                     ------------
Total Asset-Backed Securities
   (Cost $1,537,585)......................................              1,491,753
                                                                     ------------

 10  ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  May 31, 2005


                                                  Principal   Value
                                                   Amount    (Note 3)
         -------------------------------------------------------------
         CORPORATE BONDS -- 9.43%
         Aerospace/Defense -- 0.25%
           Raytheon Co.:
            6.40% due 12/15/18................... $179,000  $  201,325
            6.75% due 08/15/07...................  195,000     205,270
           United Technologies Corp.:
            5.40% due 05/01/35...................   58,000      59,665
                                                            ----------
                                                               466,260
                                                            ----------
         Airlines -- 0.29%
           American Airlines, Inc.:
            6.82% due 05/23/11...................  175,000     164,621
           Atlas Air, Inc.:
            7.20% due 01/02/19...................  347,040     345,838
           Delta Air Lines, Inc.:
            10.00% due 08/15/08..................   75,000      31,125
                                                            ----------
                                                               541,584
                                                            ----------
         Automotive -- 0.12%
           Ford Motor Co.:
            6.38% due 02/01/29...................   76,000      58,695
            7.45% due 07/16/31...................   25,000      20,907
           General Motors Corp.:
            7.20% due 01/15/11...................  162,000     139,292
                                                            ----------
                                                               218,894
                                                            ----------
         Banks -- 0.74%
           American Express Centurion Bank:
            3.25% due 11/16/09(2)................  108,000     107,863
           BankBoston Captial Trust IV:
            3.56% due 06/08/28(2)................  140,000     135,643
           Capital One Bank:
            5.13% due 02/15/14...................   25,000      24,903
           Chemical Bank:
            6.13% due 11/01/08...................  117,000     123,990
           Credit Suisse First Boston:
            6.50% due 05/01/08*..................  108,000     114,264
           First Maryland Capital II:
            4.06% due 02/01/27(2)................  124,000     122,578
           Key Bank NA:
            7.00% due 02/01/11...................   86,000      97,595
           PNC Funding Corp.:
            5.75% due 08/01/06...................  179,000     182,255
           Popular North America, Inc.:
            4.25% due 04/01/08...................  201,000     201,238
           Sovereign Bank:
            4.00% due 02/01/08...................  179,000     175,734
           US Bank NA:
            3.90% due 08/15/08...................   26,000      25,841
           Wells Fargo & Co.:
            3.11% due 09/15/09(2)................   67,000      67,030
                                                            ----------
                                                             1,378,934
                                                            ----------
         Beverages -- 0.19%
           Coca-Cola Enterprises, Inc.:
            8.50% due 02/01/22...................  159,000     215,253
           PepsiAmericas, Inc.:
            5.50% due 05/15/35...................  145,000     147,799
                                                            ----------
                                                               363,052
                                                            ----------
         Broadcasting -- 0.44%
           Charter Communications Holdings, LLC:
            11.13% due 01/15/11..................  200,000     149,000
           Comcast Cable Communications, Inc.:
            6.20% due 11/15/08...................   62,000      65,528
           Cox Communications, Inc.:
            5.50% due 10/01/15...................   64,000      64,749
            7.63% due 06/15/25...................   76,000      88,906
            7.75% due 11/01/10...................  294,000     332,900

                                                         Principal   Value
                                                          Amount    (Note 3)

  ---------------------------------------------------------------------------
  Broadcasting (continued)
    Liberty Media Corp.:
     4.51% due 09/17/06(2).............................. $ 62,000  $   62,303
     5.70% due 05/15/13.................................   70,000      64,979
                                                                   ----------
                                                                      828,365
                                                                   ----------
  Building Materials -- 0.04%
    American Standard, Inc.:
     5.50% due 04/01/15*................................   80,000      82,070
                                                                   ----------
  Chemical -- 0.19%
    Dow Chemical Co.:
     7.38% due 03/01/23.................................  138,000     170,656
    E.I. du Pont de Nemours and Co.:
     4.13% due 04/30/10.................................   26,000      25,982
    Rohm & Haas Co.:
     7.85% due 07/15/29.................................  125,000     167,050
                                                                   ----------
                                                                      363,688
                                                                   ----------
  Commercial Services -- 0.34%
    Aramark Services, Inc.:
     5.00% due 06/01/12.................................  124,000     124,067
    Hertz Corp.:
     4.70% due 10/02/06.................................  162,000     161,281
     6.90% due 08/15/14.................................   55,000      54,441
     7.63% due 06/01/12.................................  106,000     110,859
    PHH Corp.:
     6.00% due 03/01/08.................................  179,000     184,688
                                                                   ----------
                                                                      635,336
                                                                   ----------
  Conglomerates -- 0.15%
    Tyco International Group SA:
     6.75% due 02/15/11.................................  260,000     287,708
                                                                   ----------
  Drugs -- 0.11%
    American Home Products Corp.:
     6.70% due 03/15/11.................................   93,000     104,111
    Merck & Co., Inc.:
     2.50% due 03/30/07.................................  108,000     105,236
                                                                   ----------
                                                                      209,347
                                                                   ----------
  Finance Companies -- 0.89%
    BCI US Finance Corp.:
     8.78% due 07/15/10*(2).............................  150,000     150,000
    Caterpillar Financial Services Corp.:
     4.70% due 03/15/12.................................  134,000     136,305
    Deere John Capital Corp.:
     3.88% due 03/07/07.................................  305,000     304,197
    Ford Motor Credit Co.:
     4.95% due 01/15/08.................................  179,000     169,682
     5.70% due 01/15/10.................................   83,000      75,509
     7.00% due 10/01/13.................................   25,000      23,287
    General Motors Acceptance Corp.:
     6.75% due 12/01/14.................................   69,000      58,524
     6.88% due 08/28/12.................................   25,000      21,520
     7.00% due 02/01/12.................................  195,000     168,966
     8.00% due 11/01/31.................................    8,000       6,692
    Household Finance Corp.:
     6.38% due 10/15/11.................................  179,000     197,169
    HSBC Finance Corp.:
     4.75% due 04/15/10.................................  214,000     216,334
    National Rural Utilities Cooperative Finance Corp.:
     3.88% due 02/15/08.................................  146,000     144,874
                                                                   ----------
                                                                    1,673,059
                                                                   ----------
  Financial Services -- 0.99%
    Borden US Finance Corp.:
     9.00% due 07/15/14*................................  200,000     202,000
    Capital One Financial Corp.:
     4.74% due 05/17/07.................................  110,000     110,393

 May 31, 2005 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  11



                                                                Principal   Value
                                                                 Amount    (Note 3)
------------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Financial Services (continued)
  Citigroup, Inc.:
   5.00% due 09/15/14.......................................... $117,000  $  119,287
   5.85% due 12/11/34..........................................  155,000     169,123
  General Electric Capital Corp.:
   2.80% due 01/15/07..........................................  187,000     183,709
   5.38% due 03/15/07..........................................  179,000     183,303
  JPMorgan Chase & Co.:
   6.63% due 03/15/12..........................................  141,000     157,016
  JPMorgan Chase Capital XV:
   5.88% due 03/15/35..........................................   79,000      80,086
  Merrill Lynch & Co., Inc.:
   4.25% due 02/08/10..........................................  141,000     140,224
  Pricoa Global Funding I:
   4.35% due 06/15/08*.........................................   58,000      58,254
  Prime Property Funding II, Inc.:
   5.13% due 06/01/15*.........................................  124,000     123,618
  Principal Life Global Funding:
   5.13% due 06/28/07*.........................................  100,000     101,766
  Salomon Smith Barney Holdings, Inc.:
   5.88% due 03/15/06..........................................   26,000      26,420
  Transamerica Finance Corp.:
   6.40% due 09/15/08..........................................   67,000      72,554
  Tyco International Group SA Participation Certificate Trust:
   4.44% due 06/15/07*.........................................  133,000     133,550
                                                                          ----------
                                                                           1,861,303
                                                                          ----------
Foods -- 0.03%
  American Stores Co.:
   7.90% due 05/01/17..........................................   51,000      58,923
                                                                          ----------
Freight -- 0.15%
  Ryder System, Inc.:
   4.63% due 04/01/10..........................................  134,000     133,784
  Yellow Roadway Corp:
   4.67% due 02/15/08*(2)......................................  138,000     137,912
                                                                          ----------
                                                                             271,696
                                                                          ----------
Healthcare -- 0.04%
  Community Health Systems, Inc.:
   6.50% due 12/15/12..........................................   75,000      74,625
                                                                          ----------
Hospital Management -- 0.08%
  HCA, Inc.:
   6.95% due 05/01/12..........................................   50,000      52,634
  Triad Hospitals, Inc.:
   7.00% due 11/15/13..........................................  100,000     101,250
                                                                          ----------
                                                                             153,884
                                                                          ----------
Insurance -- 0.54%
  Allstate Corp.:
   5.55% due 05/09/35..........................................   73,000      75,296
  Americo Life, Inc.:
   7.88% due 05/01/13*.........................................  102,000     108,288
  Coventry Health Care, Inc.:
   6.13% due 01/15/15..........................................  152,000     151,240
  Fidelity National Financial, Inc.:
   7.30% due 08/15/11..........................................  246,000     259,162
  ING Security Life Institutional Funding:
   2.70% due 02/15/07*.........................................  141,000     137,397
  Kingsway America, Inc.:
   7.50% due 02/01/14..........................................   78,000      82,512
  MIC Financing Trust I:
   8.38% due 02/01/27*.........................................   57,000      60,720
  Ohio Casualty Corp.:
   7.30% due 06/15/14..........................................  127,000     138,285
                                                                          ----------
                                                                           1,012,900
                                                                          ----------
Leisure & Tourism -- 0.27%
  Hilton Hotels Corp.:
   7.95% due 04/15/07..........................................  217,000     230,294
  MGM Mirage, Inc.:
   5.88% due 02/27/14..........................................  125,000     120,312

                                                  Principal  Value
                                                   Amount   (Note 3)

           ---------------------------------------------------------
           Leisure & Tourism (continued)
             Riviera Holdings Corp.:
              11.00% due 06/15/10(1)............. $ 70,000  $ 76,825
             Seneca Gaming Corp:
              7.25% due 05/01/12*................   10,000    10,100
             Six Flags, Inc.:
              4.50% due 05/15/15.................   75,000    68,813
                                                            --------
                                                             506,344
                                                            --------
           Machinery -- 0.06%
             Ingersoll-Rand Co., Ltd.:
              4.75% due 05/15/15.................  112,000   112,442
                                                            --------
           Mining -- 0.05%
             Newmont Mining Corp.:
              5.88% due 04/01/35.................   97,000    97,419
                                                            --------
           Multimedia -- 0.11%
             Time Warner Entertainment Co., LP:
              8.38% due 03/15/23.................  157,000   200,704
                                                            --------
           Oil & Gas -- 0.38%
             El Paso Production Holding Co.:
              7.75% due 06/01/13.................  200,000   207,500
             Enterprise Products Operating LP:
              4.95% due 06/01/10.................   78,000    78,205
             Hanover Compressor Co.:
              9.00% due 06/01/14.................   75,000    77,625
             Pennzoil Co.:
              10.25% due 11/01/05................  110,000   112,763
             Seitel, Inc.:
              11.75% due 07/15/11................   75,000    80,625
             Valero Energy Corp.:
              7.50% due 04/15/32.................   76,000    90,764
             XTO Energy, Inc.:
              5.30% due 06/30/15.................   65,000    65,436
                                                            --------
                                                             712,918
                                                            --------
           Paper/Forest Products -- 0.09%
             Packaging Corp. of America:
              5.75% due 08/01/13.................   82,000    80,892
             Weyerhaeuser Co.:
              6.13% due 03/15/07.................   78,000    79,688
                                                            --------
                                                             160,580
                                                            --------
           Pollution Control -- 0.06%
             Republic Services, Inc.:
              6.09% due 03/15/35*................   95,000   101,688
                                                            --------
           Railroads & Equipment -- 0.33%
             Burlington Northern Santa Fe Corp.:
              7.29% due 06/01/36.................   76,000    97,009
              8.13% due 04/15/20.................  286,000   374,665
             Norfolk Southern Corp:
              1.00% due 05/17/25.................  147,000   149,491
                                                            --------
                                                             621,165
                                                            --------
           Real Estate -- 0.17%
             Colonial Realty, LP:
              4.75% due 02/01/10.................  130,000   128,599
             EOP Operating, LP:
              8.38% due 03/15/06.................  186,000   192,338
                                                            --------
                                                             320,937
                                                            --------
           Real Estate Investment Trusts -- 0.10%
             Health Care REIT, Inc.:
              5.88% due 05/15/15.................  124,000   125,357
             iStar Financials, Inc.:
              6.05% due 04/15/15.................   62,000    63,706
                                                            --------
                                                             189,063
                                                            --------

 12  ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  May 31, 2005


                                                 Principal   Value
                                                  Amount    (Note 3)
          ------------------------------------------------------------
          CORPORATE BONDS (continued)
          Retail -- 0.14%
            Stater Brothers Holdings, Inc.:
             8.13% due 06/15/12................. $125,000  $   121,562
            Wal-Mart Stores, Inc.:
             4.00% due 01/15/10.................  135,000      134,092
                                                           -----------
                                                               255,654
                                                           -----------
          Telecommunications -- 0.97%
            Alltel Corp.:
             4.66% due 05/17/07.................  141,000      142,205
            American Cellular Corp.:
             10.00% due 08/01/11................  225,000      219,375
            AT&T Wireless Services, Inc.:
             7.35% due 03/01/06.................  251,000      257,368
            GTE Corp.:
             6.94% due 04/15/28.................   72,000       81,948
            iPCS, Inc.:
             11.50% due 05/01/12................  100,000      109,500
            LCI International, Inc.:
             7.25% due 06/15/07.................  475,000      446,500
            Sprint Capital Corp.:
             6.88% due 11/15/28.................  197,000      223,483
             6.90% due 05/01/19.................   65,000       73,927
            Triton PCS, Inc.:
             8.50% due 06/01/13.................   25,000       22,375
            Verizon Global Funding Corp.:
             7.75% due 12/01/30.................  187,000      238,595
                                                           -----------
                                                             1,815,276
                                                           -----------
          Utilities - Electric -- 0.89%
            Calpine Corp.:
             4.75% due 11/15/23.................  150,000       88,875
            Carolina Power & Light Co.:
             5.15% due 04/01/15.................   67,000       69,049
            FirstEnergy Corp.:
             6.45% due 11/15/11.................   69,000       75,026
             7.38% due 11/15/31.................   95,000      115,151
            Florida Power Corp.:
             4.50% due 06/01/10.................  124,000      124,534
            Georgia Power Co.:
             6.20% due 02/01/06.................  150,000      152,384
            Indianapolis Power & Light Co.:
             6.60% due 01/01/34*................   38,000       43,401
            Indiantown Cogeneration, LP:
             9.26% due 12/15/10.................   68,907       76,261
            Mission Energy Holding Co.:
             13.50% due 07/15/08................  150,000      177,000
            Old Dominion Electric Cooperative:
             5.68% due 12/01/28.................   50,000       52,749
            Reliant Energy, Inc.:
             6.75% due 12/15/14.................   50,000       47,625
            Reliant Resources, Inc.:
             9.50% due 07/15/13.................  100,000      109,000
            Southern California Edison Co.:
             5.75% due 04/01/35.................  171,000      184,152
            TXU Corp.:
             5.55% due 11/15/14*................   69,000       66,273
            Virginia Electric and Power Co.:
             4.10% due 12/15/08.................  144,000      143,033
             5.75% due 03/31/06.................  137,000      139,088
                                                           -----------
                                                             1,663,601
                                                           -----------
          Utilities - Gas, Distribution -- 0.17%
            KeySpan Corp.:
             4.90% due 05/16/08.................  313,000      318,632
                                                           -----------
          Utilities - Gas, Pipeline -- 0.06%
            NGC Corp. Capital Trust I:
             8.32% due 06/01/27.................  125,000      103,750
                                                           -----------
          Total Corporate Bonds
             (Cost $17,698,043).................            17,661,801
                                                           -----------

                                                      Principal  Value
                                                       Amount   (Note 3)

        ----------------------------------------------------------------
        FOREIGN BONDS & NOTES -- 1.55%
        Banks -- 0.19%
          HBOS Treasury Services, PLC:
           3.50% due 11/30/07*....................... $233,000  $229,980
          International Finance Corp.:
           4.00% due 06/15/10........................  124,000   124,199
                                                                --------
                                                                 354,179
                                                                --------
        Beverages -- 0.10%
          SABMiller, PLC:
           6.63% due 08/15/33*.......................  158,000   180,810
                                                                --------
        Broadcasting -- 0.24%
          Grupo Televisa SA:
           6.63% due 03/18/25*.......................  261,000   261,000
          Telenet Group Holding NV:
           11.50% due 06/15/14(3)*(3)................  250,000   186,250
                                                                --------
                                                                 447,250
                                                                --------
        Financial Services -- 0.11%
          CIT Group Co. of Canada:
           5.20% due 06/01/15*.......................   62,000    62,432
          Nationwide Building Society:
           2.63% due 01/30/07*.......................  141,000   138,003
                                                                --------
                                                                 200,435
                                                                --------
        Government Agency -- 0.05%
          Government of United Kingdom:
           2.25% due 07/08/08*.......................  110,000   105,352
                                                                --------
        Insurance -- 0.03%
          Fairfax Financial Holdings, Ltd.:
           8.25% due 10/01/15........................   60,000    55,350
                                                                --------
        Machinery -- 0.03%
          Atlas Copco AB:
           6.50% due 04/01/08*.......................   56,000    58,866
                                                                --------
        Metals -- 0.19%
          Alcan, Inc.:
           5.00% due 06/01/15........................   62,000    62,096
          Barrick Gold Corp.:
           5.80% due 11/15/34........................   83,000    85,172
          Noranda, Inc.:
           6.00% due 10/15/15........................  124,000   129,278
           7.00% due 07/15/05........................   75,000    75,326
                                                                --------
                                                                 351,872
                                                                --------
        Oil & Gas -- 0.15%
          ChevronTexaco Capital Co.:
           3.50% due 09/17/07........................   75,000    74,395
          EnCana Corp.:
           6.50% due 08/15/34........................   25,000    28,423
          Nexen, Inc.:
           5.88% due 03/10/35........................   79,000    77,985
           7.88% due 03/15/32........................   82,000   102,780
                                                                --------
                                                                 283,583
                                                                --------
        Telecommunications -- 0.43%
          British Telecommunications, PLC:
           7.88% due 12/15/05........................   26,000    26,576
          Deutsche Telekom International Finance BV:
           8.75% due 06/15/30........................  164,000   222,929
          Koninklijke (Royal) KPN NV:
           7.50% due 10/01/05........................  107,000   108,376
          Telecomunicaciones De Puerto Rico, Inc.:
           6.80% due 05/15/09........................  134,000   142,776
          TELUS Corp.:
           7.50% due 06/01/07........................  243,000   257,720
           8.00% due 06/01/11........................   50,000    58,317
                                                                --------
                                                                 816,694
                                                                --------

 May 31, 2005 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  13


                                                  Principal    Value
                                                   Amount     (Note 3)
         --------------------------------------------------------------
         FOREIGN BONDS & NOTES (continued)
         Utilities - Electric -- 0.03%
           Calpine Canada Energy Finance, ULC:
            8.50% due 05/01/08................... $  100,000 $   59,500
                                                             ----------
         Total Foreign Bonds & Notes
            (Cost $2,913,700)....................             2,913,891
                                                             ----------
         UNITED STATES GOVERNMENT BONDS -- 21.56%
         Government Agencies -- 15.83%
           Federal Farm Credit Banks:
            2.38% due 10/02/06...................    183,000    179,806
            2.50% due 03/15/06...................    374,000    370,880
           Federal Home Loan Bank:
            2.75% due 12/15/06...................    370,000    364,985
            3.80% due 08/24/07...................    460,000    459,378
            3.90% due 02/25/08...................    285,000    285,056
            4.00% due 03/10/08...................  1,230,000  1,231,675
           Federal Home Loan Mtg. Corp.:
            2.20% due 12/30/05...................    403,000    400,270
            3.75% due 03/03/08...................    570,000    569,305
            4.50% due 01/15/14...................    313,000    318,187
            4.50% due 11/01/18...................    693,775    691,979
            4.50% due 07/01/19...................    367,348    365,982
            5.00% due 03/01/19...................    362,692    367,088
            5.00% due 07/01/19...................    756,958    766,135
            5.00% due 10/01/33...................     35,259     35,265
            5.00% due 03/01/34...................    777,077    776,755
            5.50% due 10/01/33...................     21,955     22,310
            5.50% due 01/01/35...................    984,215    999,545
            6.00% due 11/01/33...................    713,555    733,421
            6.50% due 11/01/33...................    138,055    143,353
            7.00% due 06/01/32...................    195,541    206,173
            7.50% due 04/01/31...................    287,614    308,513
            8.00% due 04/01/30...................     19,786     21,362
            8.00% due 04/01/30...................     20,789     22,446
            8.00% due 07/01/30...................        354        382
            8.00% due 12/01/30...................     74,204     80,116
           Federal National Mtg. Assoc.:
            2.77% due 08/25/06...................    375,000    370,752
            3.00% due 03/02/07...................    600,000    591,939
            3.25% due 06/28/06...................    464,000    461,528
            3.38% due 05/15/07...................    390,000    386,589
            3.41% due 08/30/07...................    370,000    365,633
            4.50% due 02/01/18...................    409,067    408,092
            4.50% due 06/01/18...................    157,837    157,460
            4.50% due 02/01/35...................    593,481    578,818
            4.70% due 04/01/35(2)................  1,186,751  1,193,449
            5.00% due 09/01/18...................    211,999    214,613
            5.00% due 10/01/18...................    589,193    596,457
            5.00% due 03/01/20...................    474,532    480,298
            5.00% due 11/01/33...................     37,408     37,446
            5.00% due 03/01/34...................  2,567,663  2,568,881
            5.00% due 03/01/34...................    600,158    600,442
            5.50% due 03/01/18...................    362,869    372,966
            5.50% due 05/01/18...................    491,331    504,890
            5.50% due 12/01/33...................  1,508,580  1,531,345
            5.50% due 12/01/33...................  1,459,421  1,481,445
            5.50% due 05/01/34...................  1,339,720  1,359,937
            6.00% due 12/01/16...................    273,001    283,016
            6.00% due 05/01/17...................    179,710    186,305
            6.00% due 12/01/33...................    743,200    764,559
            6.00% due 08/01/34...................  1,149,899  1,182,509
            6.00% due 10/01/34...................  1,141,674  1,174,024
            6.50% due 02/01/17...................    177,010    184,757
            6.50% due 08/01/31...................    210,533    219,174
            6.50% due 07/01/32...................     41,108     42,768
            6.50% due 07/01/32...................    244,238    254,104
            6.63% due 11/15/30...................    422,000    538,142
            7.00% due 09/01/31...................    172,007    181,688
            7.50% due 06/01/15...................     44,367     47,045

                                                            Principal     Value
                                                             Amount      (Note 3)

-----------------------------------------------------------------------------------
Government Agencies (continued)
  Government National Mtg. Assoc.:
   6.00% due 02/15/29...................................... $   14,327 $     14,837
   6.00% due 04/15/29......................................    105,624      109,376
   6.00% due 06/15/29......................................     63,316       65,600
   6.50% due 02/15/29......................................    233,604      245,171
   6.50% due 04/15/31......................................    160,632      168,426
                                                                       ------------
                                                                         29,644,848
                                                                       ------------
Government Obligations -- 5.73%
  United States Treasury Bonds:
   5.38% due 02/15/31......................................  3,012,000    3,488,273
   6.88% due 08/15/25......................................    190,000      252,529
   7.25% due 08/15/22......................................     89,000      119,941
  United States Treasury Notes:
   0.88% due 04/15/10 TIPS(6)..............................    338,670      332,108
   2.00% due 08/31/05......................................  2,950,000    2,942,970
   2.00% due 05/15/06......................................     29,000       28,625
   2.00% due 01/15/14 TIPS(6)..............................    251,011      259,748
   2.38% due 08/15/06......................................     83,000       81,920
   2.50% due 10/31/06......................................     39,000       38,450
   2.63% due 11/15/06......................................     95,000       93,783
   2.63% due 05/15/08......................................     66,000       64,138
   2.75% due 06/30/06......................................     38,000       37,724
   3.13% due 09/15/08......................................    140,000      137,654
   3.25% due 08/15/08......................................     70,000       69,144
   3.38% due 02/15/08......................................    242,000      240,346
   3.38% due 11/15/08......................................     72,000       71,277
   3.50% due 11/15/06......................................    100,000       99,981
   3.63% due 04/30/07......................................  1,094,000    1,094,513
   3.88% due 05/15/10......................................    277,000      278,515
   4.00% due 04/15/10......................................    394,000      398,063
   4.00% due 02/15/15......................................    527,000      525,765
   4.13% due 05/15/15......................................     62,000       62,601
   5.00% due 08/15/11......................................     19,000       20,243
                                                                       ------------
                                                                         10,738,311
                                                                       ------------
Total United States Government Bonds
   (Cost $40,060,663)......................................              40,383,159
                                                                       ------------
Total Long-Term Investment Securities
  (Cost $150,960,757)......................................             167,981,541
                                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 6.05%
Commercial Paper -- 5.32%
  Electricite De France:
   2.76% due 06/15/05@.....................................  4,970,000    4,964,665
  San Paolo Financial:
   3.08% due 06/01/05@.....................................  5,000,000    5,000,000
                                                                       ------------
                                                                          9,964,665
                                                                       ------------
Time Deposit -- 0.13%
  Euro Time Deposit with State Street Bank & Trust Co.:
   1.50% due 06/01/05@.....................................    255,000      255,000
                                                                       ------------
Government Obligations-- 0.60%
  United States Treasury Bills:
   2.66% due 06/23/05@.....................................    950,000      948,467
   2.66% due 06/23/05@.....................................     50,000       49,919
   2.66% due 06/23/05@.....................................    125,000      124,792
                                                                       ------------
                                                                          1,123,178
                                                                       ------------
Total Short-Term Investment Securities
   (Cost $11,342,843)......................................              11,342,843
                                                                       ------------
REPURCHASE AGREEMENTS -- 4.30%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $5,319,414 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.13%, due 04/18/08 and having an approximate value
   of $5,427,422@..........................................  5,319,000    5,319,000

 14  ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  May 31, 2005


                                                             Principal      Value
                                                              Amount       (Note 3)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (continued)
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $1,821,142 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.13%, due 02/15/08 and having an approximate value
   of $1,877,685@.......................................... $1,821,000   $  1,821,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $909,071 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 6.00%, due 12/15/05 and having an approximate
   value of $931,368@......................................    909,000        909,000
                                                                         ------------
Total Repurchase Agreements
   (Cost $8,049,000).......................................                 8,049,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $170,352,600)(7)..................................     100.03%   187,373,384
Liabilities in excess of other assets......................      (0.03)%      (63,910)
                                                            ----------   ------------
NET ASSETS --                                                   100.00%  $187,309,474
                                                            ==========   ============

--------
TIPS Treasury Inflation Protected Security
+  Non-income producing
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At May 31, 2005, the aggregate value of these securities was $2,853,994 representing 1.52% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@ The security or a portion thereof represents collateral for open futures contracts.
(1)Security represents an investment in an affiliated company (see Note 4).
(2)Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2005.
(3)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)Security is a preferred stock where the coupon rate increases or steps up at a predetermined rate. The rate reflected is as of May 31, 2005.
(5)Commercial Mortgage-Backed Security.
(6)Principal amount of security is adjusted for inflation.
(7)See Note 6 for cost of investments on a tax basis.

   Open Futures Contracts
   --------------------------------------------------------------------------
                                                                 Unrealized
   Number of               Expiration  Value at   Value as of   Appreciation
   Contracts  Description     Date    Trade Date  May 31, 2005 (Depreciation)
   --------------------------------------------------------------------------
     3 Long  S&P 500 Index June 2005  $   883,500 $   894,225     $ 10,725
     2 Long  S&P 500 Index June 2005      592,400     596,150        3,750
    63 Long  S&P 500 Index June 2005   18,872,700  18,778,725      (93,975)
                                                                  --------
                                                                   (79,500)
                                                                  ========

See Notes to Financial Statements

 May 31, 2005    BLUE CHIP GROWTH FUND - PORTFOLIO PROFILE (Unaudited)     15

Industry Allocation*

                   Financial Services................  10.38%
                   Insurance.........................   7.55%
                   Retail............................   7.15%
                   Information Processing -- Software   6.64%
                   Semiconductors....................   6.37%
                   Telecommunications................   5.98%
                   Banks.............................   5.74%
                   Oil & Gas.........................   5.02%
                   Conglomerates.....................   4.76%
                   Information Processing -- Services   4.53%
                   Leisure & Tourism.................   3.76%
                   Multimedia........................   3.61%
                   Hospital Supplies.................   3.52%
                   Information Processing -- Hardware   3.26%
                   Drugs.............................   2.88%
                   Medical -- Biomedical/Gene........   2.88%
                   Automotive........................   2.16%
                   Aerospace/Defense.................   1.91%
                   Household Products................   1.78%
                   Broadcasting......................   1.33%
                   Registered Investment Companies...   1.23%
                   Beverages.........................   1.20%
                   Therapeutics......................   0.89%
                   Schools...........................   0.88%
                   Commercial Services...............   0.75%
                   Collective Investment Pool........   0.72%
                   Finance Companies.................   0.72%
                   Machinery.........................   0.65%
                   Medical Technology................   0.64%
                   Tobacco...........................   0.49%
                   Foods.............................   0.44%
                   Chemical..........................   0.41%
                   Electronics/Electrical Equipment..   0.40%
                   Advertising.......................   0.29%
                   Freight...........................   0.17%
                   Railroads & Equipment.............   0.07%
                   Metals............................   0.02%
                                                      ------
                                                      101.18%
                                                      ======

*  Calculated as a percentage of Net Assets.

 16        BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS        May 31, 2005


                                                                   Value
                                                          Shares  (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK -- 99.23%
    Advertising -- 0.29%
      Omnicom Group, Inc.................................  1,700 $  139,213
                                                                 ----------
    Aerospace/Defense -- 1.91%
      General Dynamics Corp..............................  1,700    183,566
      Honeywell International, Inc.......................  9,400    340,562
      Lockheed Martin Corp...............................  4,500    292,005
      Rockwell Collins, Inc..............................  2,300    113,597
                                                                 ----------
                                                                    929,730
                                                                 ----------
    Automotive -- 2.16%
      Danaher Corp....................................... 19,040  1,049,675
                                                                 ----------
    Banks -- 5.74%
      Bank of America Corp............................... 11,500    532,680
      Bank of New York Co., Inc..........................  2,800     80,696
      Mellon Financial Corp..............................  8,900    247,064
      Northern Trust Corp................................  9,400    431,648
      State Street Bank & Trust Co....................... 17,700    849,600
      U.S. Bancorp.......................................  7,770    227,894
      Wells Fargo & Co...................................  7,000    422,870
                                                                 ----------
                                                                  2,792,452
                                                                 ----------
    Beverages -- 1.20%
      Coca-Cola Co.......................................  2,830    126,303
      PepsiCo, Inc.......................................  8,140    458,282
                                                                 ----------
                                                                    584,585
                                                                 ----------
    Broadcasting -- 1.33%
      Comcast Corp., Special Class A+.................... 13,500    427,140
      Liberty Media Corp.+............................... 19,900    206,761
      Rogers Communications, Inc.........................    500     15,165
                                                                 ----------
                                                                    649,066
                                                                 ----------
    Chemical -- 0.41%
      Monsanto Co........................................  3,500    199,500
                                                                 ----------
    Commercial Services -- 0.75%
      Accenture, Ltd., Class A+..........................  7,400    172,272
      Cendant Corp.......................................  5,600    118,776
      Paychex, Inc.......................................  2,500     72,200
                                                                 ----------
                                                                    363,248
                                                                 ----------
    Conglomerates -- 4.76%
      General Electric Co................................ 43,450  1,585,056
      Tyco International, Ltd............................ 25,200    729,036
                                                                 ----------
                                                                  2,314,092
                                                                 ----------
    Drugs -- 2.88%
      Abbott Laboratories................................  2,210    106,610
      Caremark Rx, Inc.+.................................  3,700    165,242
      Eli Lilly & Co.....................................    600     34,980
      IVAX Corp.+........................................  1,200     23,580
      Pfizer, Inc........................................ 17,920    499,968
      Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  8,200    273,634
      Wyeth..............................................  6,820    295,784
                                                                 ----------
                                                                  1,399,798
                                                                 ----------
    Electronics/Electrical Equipment -- 0.40%
      Samsung Electronics Co., Ltd.(2)...................    400    193,060
                                                                 ----------
    Finance Companies -- 0.72%
      SLM Corp...........................................  7,300    352,371
                                                                 ----------
    Financial Services -- 10.38%
      American Express Co................................ 11,700    630,045
      Ameritrade Holding Corp.+.......................... 20,400    303,144
      Charles Schwab Corp................................ 25,900    293,706
      Citigroup, Inc..................................... 35,486  1,671,745
      Franklin Resources, Inc............................  8,500    613,190
      Goldman Sachs Group, Inc...........................  4,100    399,750
      Legg Mason, Inc....................................  6,500    534,170

                                                                Value
                                                       Shares  (Note 3)

       -----------------------------------------------------------------
       Financial Services (continued)
         Merrill Lynch & Co., Inc.....................  8,400 $  455,784
         Morgan Stanley...............................  3,000    146,880
                                                              ----------
                                                               5,048,414
                                                              ----------
       Foods -- 0.44%
         Sysco Corp...................................  5,750    213,670
                                                              ----------
       Freight -- 0.17%
         United Parcel Service, Inc., Class B.........  1,130     83,225
                                                              ----------
       Hospital Supplies -- 3.52%
         Johnson & Johnson............................  9,770    655,567
         Medtronic, Inc............................... 11,900    639,625
         St. Jude Medical, Inc.+......................  5,220    209,426
         Stryker Corp.................................  4,300    209,195
                                                              ----------
                                                               1,713,813
                                                              ----------
       Household Products -- 1.78%
         Fortune Brands, Inc..........................  2,000    173,000
         Gillette Co..................................  8,750    461,475
         Procter & Gamble Co..........................  4,170    229,976
                                                              ----------
                                                                 864,451
                                                              ----------
       Information Processing - Hardware -- 3.26%
         Dell, Inc.+.................................. 24,790    988,873
         EMC Corp.+................................... 23,400    329,004
         Juniper Networks, Inc.+...................... 10,470    268,451
                                                              ----------
                                                               1,586,328
                                                              ----------
       Information Processing - Services -- 4.53%
         Affiliated Computer Services, Inc., Class A+.    150      7,760
         eBay, Inc.+..................................  7,940    301,799
         First Data Corp..............................  7,200    272,376
         Fiserv, Inc.+................................  4,650    199,950
         Google, Inc.+................................  2,100    584,640
         IAC/InterActive Corp.+#......................  7,900    193,550
         Yahoo!, Inc.+................................ 17,240    641,328
                                                              ----------
                                                               2,201,403
                                                              ----------
       Information Processing - Software -- 6.64%
         Adobe Systems, Inc...........................  9,820    324,649
         Automatic Data Processing, Inc...............  8,400    367,920
         ChoicePoint, Inc.+...........................  1,800     70,668
         Intuit, Inc.+................................  6,400    276,608
         Microsoft Corp............................... 60,330  1,556,514
         Oracle Corp.+................................ 31,050    398,061
         VERITAS Software Corp.+......................  9,500    236,265
                                                              ----------
                                                               3,230,685
                                                              ----------
       Insurance -- 7.55%
         AFLAC, Inc...................................    600     24,930
         American International Group, Inc.(1)........  3,000    166,650
         Hartford Financial Services Group, Inc.......  6,700    501,093
         Marsh & McLennan Cos., Inc...................  9,000    261,360
         UnitedHealth Group, Inc...................... 33,880  1,645,890
         WellPoint, Inc.+.............................  7,930  1,054,690
         Willis Group Holdings, Ltd.#.................    500     17,135
                                                              ----------
                                                               3,671,748
                                                              ----------
       Leisure & Tourism -- 3.76%
         Carnival Corp................................ 12,300    650,670
         Harley-Davidson, Inc.#.......................  1,900     93,157
         Harrah's Entertainment, Inc..................  2,900    208,249
         International Game Technology................ 10,600    298,708
         Marriott International, Inc., Class A........  4,000    270,160
         McDonald's Corp..............................  6,100    188,734
         Starbucks Corp.+.............................  1,210     66,248
         Wynn Resorts, Ltd.+#.........................  1,100     51,535
                                                              ----------
                                                               1,827,461
                                                              ----------

 May 31, 2005 BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED  17


                                                          Value
                                                 Shares  (Note 3)
              ----------------------------------------------------
              COMMON STOCK (continued)
              Machinery -- 0.65%
                Deere & Co......................  4,800 $  317,520
                                                        ----------
              Medical - Biomedical/Gene -- 2.88%
                Amgen, Inc.+.................... 12,120    758,470
                Biogen Idec, Inc.+..............  3,100    121,210
                Genentech, Inc.+................  6,590    522,257
                                                        ----------
                                                         1,401,937
                                                        ----------
              Medical Technology -- 0.64%
                Biomet, Inc.....................  6,200    233,678
                Boston Scientific Corp.+........  2,800     75,852
                                                        ----------
                                                           309,530
                                                        ----------
              Metals -- 0.02%
                BHP Billiton, Ltd.(2)...........    600      7,517
                                                        ----------
              Multimedia -- 3.61%
                E.W. Scripps Co., Class A.......  5,900    301,490
                McGraw-Hill Cos., Inc...........  1,400     61,124
                News Corp., Class A............. 20,800    335,504
                Time Warner, Inc.+.............. 30,400    528,960
                Viacom, Inc., Class B........... 13,228    453,588
                Walt Disney Co..................  2,700     74,088
                                                        ----------
                                                         1,754,754
                                                        ----------
              Oil & Gas -- 5.02%
                Baker Hughes, Inc............... 11,800    545,042
                BJ Services Co..................  1,600     80,560
                Exxon Mobil Corp................  7,300    410,260
                Murphy Oil Corp.................  1,700    166,175
                Schlumberger, Ltd...............  9,700    663,189
                Smith International, Inc........  8,000    470,080
                Transocean, Inc.+...............  2,100    104,601
                                                        ----------
                                                         2,439,907
                                                        ----------
              Railroads & Equipment -- 0.07%
                Union Pacific Corp..............    500     33,480
                                                        ----------
              Retail -- 7.15%
                Amazon.com, Inc.+...............  5,900    209,509
                Best Buy Co., Inc...............  5,240    285,213
                CVS Corp........................  3,800    208,430
                Home Depot, Inc................. 17,750    698,463
                Kohl's Corp.+...................  9,200    447,948
                Target Corp..................... 14,425    774,622
                Wal-Mart Stores, Inc............ 18,060    852,974
                                                        ----------
                                                         3,477,159
                                                        ----------
              Schools -- 0.88%
                Apollo Group, Inc., Class A+....  5,482    430,337
                                                        ----------
              Semiconductors -- 6.37%
                Analog Devices, Inc............. 11,620    430,870
                Intel Corp...................... 32,070    863,645
                KLA-Tencor Corp.................  2,200     99,902

                                                  Shares/
                                                 Principal     Value
                                                  Amount      (Note 3)

       -----------------------------------------------------------------
       Semiconductors (continued)
         Linear Technology Corp.................    3,700   $   138,639
         Marvell Technology Group, Ltd.+........    5,100       208,896
         Maxim Integrated Products, Inc.........   13,950       549,630
         Microchip Technology, Inc..............    3,500       103,740
         Texas Instruments, Inc.................   12,110       334,720
         Xilinx, Inc............................   13,230       367,133
                                                            -----------
                                                              3,097,175
                                                            -----------
       Telecommunications -- 5.98%
         America Movil SA de CV ADR.............    3,300       187,044
         Cisco Systems, Inc.+...................   34,940       677,137
         Corning, Inc.+.........................   19,700       308,896
         Nextel Communications, Inc., Class A+..   18,300       552,294
         Nextel Partners, Inc., Class A+........    2,500        59,375
         Nokia OYJ Sponsored ADR................   23,700       399,582
         QUALCOMM, Inc..........................    8,420       313,729
         Research In Motion, Ltd.+..............    2,300       190,486
         TELUS Corp.............................    6,900       221,145
                                                            -----------
                                                              2,909,688
                                                            -----------
       Therapeutics -- 0.89%
         Gilead Sciences, Inc.+.................   10,620       433,296
                                                            -----------
       Tobacco -- 0.49%
         Altria Group, Inc......................    3,580       240,361
                                                            -----------
       Total Long-Term Investment Securities
          (Cost $42,533,840)....................             48,260,649
                                                            -----------
       SHORT-TERM INVESTMENT SECURITIES -- 1.95%
       Collective Investment Pool -- 0.72%
         Securities Lending Quality Trust(3).... $352,550       352,550
                                                            -----------
       Registered Investment Companies -- 1.23%
         T. Rowe Price Reserve Investment Fund..  597,731       597,731
                                                            -----------
       Total Short-Term Investment Securities
          (Cost $950,281).......................                950,281
                                                            -----------
       TOTAL INVESTMENTS
          (Cost $43,484,121)(4).................   101.18%   49,210,930
       Liabilities in excess of other assets....    (1.18)%    (572,787)
                                                 --------   -----------
       NET ASSETS --                               100.00%  $48,638,143
                                                 ========   ===========

--------
ADR American Depository Receipt
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
(1)Security represents an investment in an affiliated company (see Note 4).
(2)Security was valued using fair value procedures at May 31, 2005. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(3)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(4)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 18   CAPITAL CONSERVATION FUND - PORTFOLIO PROFILE (Unaudited)   May 31, 2005

Industry Allocation*

                     Government Agencies...........  46.00%
                     Government Obligations........  16.20%
                     Collective Investment Pool....   5.17%
                     Financial Services............   4.91%
                     Finance Companies.............   4.25%
                     Telecommunications............   3.78%
                     Repurchase Agreement..........   3.53%
                     Banks.........................   2.81%
                     Utilities -- Electric.........   2.68%
                     Broadcasting..................   1.82%
                     Insurance.....................   1.63%
                     Oil & Gas.....................   1.41%
                     Commercial Services...........   0.99%
                     Railroads & Equipment.........   0.91%
                     Airlines......................   0.86%
                     Beverages.....................   0.78%
                     Leisure & Tourism.............   0.71%
                     Aerospace/Defense.............   0.69%
                     Metals........................   0.52%
                     Chemical......................   0.51%
                     Utilities -- Gas, Distribution   0.49%
                     Real Estate...................   0.47%
                     Conglomerates.................   0.44%
                     Freight.......................   0.41%
                     Retail........................   0.39%
                     Automotive....................   0.33%
                     Drugs.........................   0.30%
                     Real Estate Investment Trusts.   0.29%
                     Machinery.....................   0.27%
                     Multimedia....................   0.26%
                     Foreign Government Agency.....   0.22%
                     Paper/Forest Products.........   0.22%
                     Hospital Management...........   0.20%
                     Utilities -- Gas, Pipeline....   0.17%
                     Healthcare....................   0.13%
                     Building Materials............   0.12%
                     Mining........................   0.12%
                     Foods.........................   0.08%
                     Household Products............   0.03%
                                                    ------
                                                    105.10%
                                                    ======

Credit Quality+#

                         Government -- Agency..  47.66%
                         Government -- Treasury  16.82%
                         AAA...................   2.97%
                         AA....................   1.73%
                         A.....................   8.75%
                         BBB...................  12.56%
                         BB....................   2.83%
                         B.....................   2.14%
                         CCC...................   1.57%
                         C.....................   0.05%
                         Not Rated@............   2.92%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of Net Assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

 May 31, 2005     CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS      19


                                                          Principal    Value
                                                           Amount     (Note 3)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.29%
Finance Companies -- 1.70%
  Honda Auto Receivables Owners Trust, Series 2002-4 A4:
   2.70% due 03/17/08.................................... $  500,000 $  495,750
  Honda Auto Receivables Owner Trust, Series 2003-3 A4:
   2.77% due 11/21/08....................................  1,000,000    981,121
                                                                     ----------
                                                                      1,476,871
                                                                     ----------
Financial Services -- 1.59%
  Bear Stearns Commercial Mtg. Securities, Inc.:
   6.02% due 02/14/31(1).................................    250,000    264,175
  DLJ Commercial Mtg. Corp.:
   7.34% due 10/10/32(1).................................  1,000,000  1,116,851
                                                                     ----------
                                                                      1,381,026
                                                                     ----------
Total Asset-Backed Securities
   (Cost $2,865,805).....................................             2,857,897
                                                                     ----------
CORPORATE BONDS -- 26.49%
Aerospace/Defense -- 0.69%
  Raytheon Co.:
   6.40% due 12/15/18....................................    228,000    256,436
   6.75% due 08/15/07....................................    247,000    260,009
  United Technologies Corp.:
   5.40% due 05/01/35....................................     78,000     80,240
                                                                     ----------
                                                                        596,685
                                                                     ----------
Airlines -- 0.86%
  American Airlines, Inc.:
   6.82% due 05/23/11....................................    230,000    216,359
  Atlas Air, Inc.:
   7.20% due 01/02/19....................................    322,543    321,426
   8.71% due 01/02/19....................................    162,241    167,896
  Delta Air Lines, Inc.:
   10.00% due 08/15/08#..................................    100,000     41,500
                                                                     ----------
                                                                        747,181
                                                                     ----------
Automotive -- 0.33%
  Ford Motor Co.:
   6.38% due 02/01/29....................................     96,000     74,142
   7.45% due 07/16/31....................................     50,000     41,813
  General Motors Corp.:
   7.20% due 01/15/11#...................................    195,000    167,666
                                                                     ----------
                                                                        283,621
                                                                     ----------
Banks -- 2.28%
  American Express Centurion Bank:
   3.25% due 11/16/09(2).................................    137,000    136,826
  BankBoston Captial Trust IV:
   3.56% due 06/08/28(2).................................    201,000    194,745
  Chemical Bank:
   6.13% due 11/01/08....................................    151,000    160,021
  Credit Suisse First Boston:
   6.50% due 05/01/08*...................................    137,000    144,946
  First Maryland Capital II:
   4.06% due 02/01/27(2).................................    177,000    174,970
  Key Bank NA:
   4.10% due 06/30/05....................................    200,000    200,175
   7.00% due 02/01/11#...................................    105,000    119,157
  PNC Funding Corp.:
   5.75% due 08/01/06....................................    241,000    245,382
  Popular North America, Inc.:
   4.25% due 04/01/08....................................    259,000    259,307
  Sovereign Bank:
   4.00% due 02/01/08....................................    228,000    223,840
  US Bank NA:
   3.90% due 08/15/08....................................     34,000     33,792
  Wells Fargo & Co.:
   3.11% due 09/15/09(2)#................................     86,000     86,039
                                                                     ----------
                                                                      1,979,200
                                                                     ----------

                                                   Principal  Value
                                                    Amount   (Note 3)

          -----------------------------------------------------------
          Beverages -- 0.52%
            Coca-Cola Enterprises, Inc.:
             8.50% due 02/01/22................... $189,000  $255,867
            PepsiAmericas, Inc.:
             5.50% due 05/15/35...................  195,000   198,764
                                                             --------
                                                              454,631
                                                             --------
          Broadcasting -- 1.13%
            Charter Communications Holdings, LLC:
             11.13% due 01/15/11..................  275,000   204,875
            Comcast Cable Communications, Inc.:
             6.20% due 11/15/08...................   84,000    88,781
            Cox Communications, Inc.:
             5.50% due 10/01/15...................   82,000    82,960
             7.63% due 06/15/25...................   98,000   114,641
             7.75% due 11/01/10...................  356,000   403,104
            Liberty Media Corp.:
             4.51% due 09/17/06(2)................   88,000    88,430
                                                             --------
                                                              982,791
                                                             --------
          Building Materials -- 0.12%
            American Standard, Inc.:
             5.50% due 04/01/15*..................  103,000   105,665
                                                             --------
          Chemical -- 0.51%
            Dow Chemical Co.:
             7.38% due 03/01/23...................  185,000   228,779
            E.I. du Pont de Nemours and Co.:
             4.13% due 04/30/10...................   34,000    33,976
            Rohm & Haas Co.:
             7.85% due 07/15/29...................  138,000   184,423
                                                             --------
                                                              447,178
                                                             --------
          Commercial Services -- 0.99%
            Aramark Services, Inc.:
             5.00% due 06/01/12...................  167,000   167,091
            Hertz Corp.:
             4.70% due 10/02/06#..................  249,000   247,894
             6.90% due 08/15/14...................   66,000    65,329
             7.63% due 06/01/12...................  137,000   143,280
            PHH Corp.:
             6.00% due 03/01/08...................  228,000   235,245
                                                             --------
                                                              858,839
                                                             --------
          Conglomerates -- 0.44%
            Tyco International Group SA:
             6.75% due 02/15/11...................  348,000   385,086
                                                             --------
          Drugs -- 0.30%
            American Home Products Corp.:
             6.95% due 03/15/11...................  111,000   124,261
            Merck & Co., Inc.:
             2.50% due 03/30/07...................  137,000   133,494
                                                             --------
                                                              257,755
                                                             --------
          Finance Companies -- 2.55%
            BCI US Finance Corp.:
             3.74% due 07/15/10*(2)...............  225,000   225,000
            Caterpillar Financial Services Corp.:
             4.70% due 03/15/12...................  172,000   174,959
            Deere John Capital Corp.:
             3.88% due 03/07/07...................  392,000   390,968
            Ford Motor Credit Co.:
             4.95% due 01/15/08...................  228,000   216,131
             5.70% due 01/15/10#..................  111,000   100,982
             7.00% due 10/01/13...................   25,000    23,287
            General Motors Acceptance Corp.:
             6.75% due 12/01/14#..................   92,000    78,032
             6.88% due 08/28/12...................   25,000    21,520
             7.00% due 02/01/12#..................  266,000   230,487
             8.00% due 11/01/31...................   13,000    10,875

 20     CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS -     May 31, 2005
                              CONTINUED


                                                                Principal   Value
                                                                 Amount    (Note 3)
------------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Finance Companies (continued)
  Household Finance Corp.:
   6.38% due 10/15/11.......................................... $228,000  $  251,142
  HSBC Finance Corp.:
   4.75% due 04/15/10#.........................................  287,000     290,130
  National Rural Utilities Cooperative Finance Corp.:
   3.88% due 02/15/08#.........................................  201,000     199,450
                                                                          ----------
                                                                           2,212,963
                                                                          ----------
Financial Services -- 2.97%
  Borden US Finance Corp.:
   9.00% due 07/15/14*.........................................  250,000     252,500
  Capital One Financial Corp.:
   4.74% due 05/17/07..........................................  139,000     139,496
  Citigroup, Inc.:
   5.00% due 09/15/14..........................................  155,000     158,030
   5.85% due 12/11/34..........................................  208,000     226,952
  General Electric Capital Corp.:
   2.80% due 01/15/07..........................................  285,000     279,984
   5.38% due 03/15/07#.........................................  228,000     233,481
   5.88% due 02/15/12..........................................   52,000      56,093
  JPMorgan Chase & Co.:
   6.63% due 03/15/12..........................................  221,000     246,103
  JPMorgan Chase Capital XV:
   5.88% due 03/15/35..........................................  102,000     103,402
  Merrill Lynch & Co., Inc.:
   4.25% due 02/08/10..........................................  178,000     177,020
  Pricoa Global Funding I:
   4.35% due 06/15/08*.........................................  118,000     118,517
  Prime Property Funding II, Inc.:
   5.13% due 06/01/15*.........................................  167,000     166,486
  Principal Life Global Funding:
   5.13% due 06/28/07*.........................................  100,000     101,766
  Salomon Smith Barney Holdings, Inc.:
   5.88% due 03/15/06#.........................................   34,000      34,550
  Transamerica Finance Corp.:
   6.40% due 09/15/08..........................................   86,000      93,129
  Tyco International Group SA Participation Certificate Trust:
   4.44% due 06/15/07*.........................................  189,000     189,782
                                                                          ----------
                                                                           2,577,291
                                                                          ----------
Foods -- 0.08%
  American Stores Co.:
   7.90% due 05/01/17..........................................   61,000      70,477
                                                                          ----------
Freight -- 0.41%
  Ryder System, Inc.:
   4.63% due 04/01/10..........................................  172,000     171,723
  Yellow Roadway Corp:
   4.67% due 02/15/08*(2)......................................  185,000     184,881
                                                                          ----------
                                                                             356,604
                                                                          ----------
Healthcare -- 0.13%
  Community Health Systems, Inc.:
   6.50% due 12/15/12..........................................  115,000     114,425
                                                                          ----------
Hospital Management -- 0.20%
  HCA, Inc.:
   6.95% due 05/01/12..........................................   50,000      52,634
  Tenet Healthcare Corp.:
   6.50% due 06/01/12#.........................................   50,000      47,750
  Triad Hospitals, Inc.:
   7.00% due 11/15/13..........................................   75,000      75,938
                                                                          ----------
                                                                             176,322
                                                                          ----------
Household Products -- 0.03%
  Revlon Consumer Products Corp.:
   8.63% due 02/01/08..........................................   25,000      23,125
                                                                          ----------
Insurance -- 1.55%
  Allstate Corp.:
   5.55% due 05/09/35..........................................   98,000     101,081

                                                    Principal   Value
                                                     Amount    (Note 3)

        ----------------------------------------------------------------
        Insurance (continued)
          Americo Life, Inc.:
           7.88% due 05/01/13*..................... $121,000  $  128,460
          Coventry Health Care, Inc.:
           6.13% due 01/15/15......................  182,000     181,090
          Fidelity National Financial, Inc.:
           7.30% due 08/15/11......................  301,000     317,104
          ING Security Life Institutional Funding:
           2.70% due 02/15/07*.....................  221,000     215,353
          Kingsway America, Inc.:
           7.50% due 02/01/14......................  122,000     129,058
          MIC Financing Trust I:
           8.38% due 02/01/27*.....................   74,000      78,830
          Ohio Casualty Corp.:
           7.30% due 06/15/14......................  181,000     197,083
                                                              ----------
                                                               1,348,059
                                                              ----------
        Leisure & Tourism -- 0.71%
          Hilton Hotels Corp.:
           7.95% due 04/15/07......................  275,000     291,847
          MGM Mirage, Inc.:
           5.88% due 02/27/14#.....................  175,000     168,437
          Riviera Holdings Corp.:
           11.00% due 06/15/10(7)..................   50,000      54,875
          Seneca Gaming Corp:
           7.25% due 05/01/12*.....................   10,000      10,100
          Six Flags, Inc.:
           4.50% due 05/15/15......................  100,000      91,750
                                                              ----------
                                                                 617,009
                                                              ----------
        Machinery -- 0.17%
          Ingersoll-Rand Co., Ltd.:
           4.75% due 05/15/15......................  150,000     150,592
                                                              ----------
        Mining -- 0.12%
          Newmont Mining Corp.:
           5.88% due 04/01/35......................  105,000     105,453
                                                              ----------
        Multimedia -- 0.26%
          Time Warner Entertainment Co., LP:
           8.38% due 03/15/23......................  180,000     230,106
                                                              ----------
        Oil & Gas -- 1.08%
          El Paso Production Holding Co.:
           7.75% due 06/01/13......................  270,000     280,125
          Enterprise Products Operating, LP:
           4.95% due 06/01/10......................  119,000     119,313
          Hanover Compressor Co.:
           9.00% due 06/01/14......................  100,000     103,500
          Pennzoil Co.:
           10.25% due 11/01/05.....................  130,000     133,265
          Seitel, Inc.:
           11.75% due 07/15/11#....................  100,000     107,500
          Valero Energy Corp.:
           7.50% due 04/15/32......................   96,000     114,649
          XTO Energy, Inc.:
           5.30% due 06/30/15......................   83,000      83,557
                                                              ----------
                                                                 941,909
                                                              ----------
        Paper/Forest Products -- 0.22%
          Packaging Corp. of America:
           5.75% due 08/01/13......................   92,000      90,757
          Weyerhaeuser Co.:
           6.13% due 03/15/07......................   94,000      96,034
                                                              ----------
                                                                 186,791
                                                              ----------
        Railroads & Equipment -- 0.91%
          Burlington Northern Santa Fe Corp.:
           7.29% due 06/01/36......................   96,000     122,538
           8.13% due 04/15/20......................  371,000     486,016

 May 31, 2005    CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS -     21
                                       CONTINUED


                                                 Principal   Value
                                                  Amount    (Note 3)
          -----------------------------------------------------------
          CORPORATE BONDS (continued)
          Railroads & Equipment (continued)
            Norfolk Southern Corp:
             5.59% due 05/17/25................. $176,000  $  178,983
                                                           ----------
                                                              787,537
                                                           ----------
          Real Estate -- 0.47%
            Colonial Realty, LP:
             4.75% due 02/01/10.................  165,000     163,221
            EOP Operating, LP:
             8.38% due 03/15/06.................  236,000     244,043
                                                           ----------
                                                              407,264
                                                           ----------
          Real Estate Investment Trusts -- 0.29%
            Health Care REIT, Inc.:
             5.88% due 05/15/15.................  167,000     168,828
            iStar Financials, Inc.:
             6.05% due 04/15/15#................   84,000      86,311
                                                           ----------
                                                              255,139
                                                           ----------
          Retail -- 0.39%
            Stater Brothers Holdings, Inc.:
             8.13% due 06/15/12#................  175,000     170,187
            Wal-Mart Stores, Inc.:
             4.00% due 01/15/10#................  169,000     167,863
                                                           ----------
                                                              338,050
                                                           ----------
          Telecommunications -- 2.54%
            Alltel Corp.:
             4.66% due 05/17/07.................  178,000     179,521
            American Cellular Corp.:
             10.00% due 08/01/11................  300,000     292,500
            AT&T Wireless Services, Inc.:
             7.35% due 03/01/06.................  319,000     327,094
            GTE Corp.:
             6.94% due 04/15/28.................   77,000      87,639
            iPCS, Inc.:
             11.50% due 05/01/12................   50,000      54,750
            LCI International, Inc.:
             7.25% due 06/15/07.................  600,000     564,000
            Sprint Capital Corp.:
             6.88% due 11/15/28.................  239,000     271,129
             6.90% due 05/01/19.................   82,000      93,261
            Triton PCS, Inc.:
             8.50% due 06/01/13#................   25,000      22,375
            Verizon Global Funding Corp.:
             7.75% due 12/01/30.................  250,000     318,977
                                                           ----------
                                                            2,211,246
                                                           ----------
          Utilities - Electric -- 2.58%
            Calpine Corp.:
             4.75% due 11/15/23.................  200,000     118,500
            Carolina Power & Light Co.:
             5.15% due 04/01/15.................   86,000      88,630
            FirstEnergy Corp.:
             6.45% due 11/15/11.................   92,000     100,035
             7.38% due 11/15/31.................  113,000     136,969
            Florida Power Corp.:
             4.50% due 06/01/10.................  167,000     167,719
            Georgia Power Co.:
             6.20% due 02/01/06.................  200,000     203,179
            Indianapolis Power & Light Co.:
             6.60% due 01/01/34*................   60,000      68,528
            Indiantown Cogeneration, LP:
             9.26% due 12/15/10.................   82,286      91,069
            Mission Energy Holding Co.:
             13.50% due 07/15/08................  200,000     236,000
            Old Dominion Electric Cooperative:
             5.68% due 12/01/28.................   76,000      80,178
            Reliant Energy, Inc.:
             6.75% due 12/15/14.................   75,000      71,437

                                                 Principal   Value
                                                  Amount    (Note 3)

          ------------------------------------------------------------
          Utilities - Electric (continued)
            Reliant Resources, Inc.:
             9.50% due 07/15/13................. $125,000  $   136,250
            Southern California Edison Co.:
             5.75% due 04/01/35.................  204,000      219,691
            TECO Energy, Inc.:
             7.50% due 06/15/10.................   25,000       26,687
            TXU Corp.:
             5.55% due 11/15/14*................   92,000       88,365
            Virginia Electric and Power Co.:
             4.10% due 12/15/08.................  227,000      225,476
             5.75% due 03/31/06.................  181,000      183,758
                                                           -----------
                                                             2,242,471
                                                           -----------
          Utilities - Gas, Distribution -- 0.49%
            KeySpan Corp.:
             4.90% due 05/16/08.................  420,000      427,557
                                                           -----------
          Utilities - Gas, Pipeline -- 0.17%
            NGC Corp. Capital Trust I:
             8.32% due 06/01/27.................  175,000      145,250
                                                           -----------
          Total Corporate Bonds
             (Cost $23,046,323).................            23,024,272
                                                           -----------
          FOREIGN BONDS & NOTES -- 4.42%
          Banks -- 0.53%
            HBOS Treasury Services, PLC:
             3.50% due 11/30/07*................  296,000      292,164
            International Finance Corp.:
             4.00% due 06/15/10.................  167,000      167,268
                                                           -----------
                                                               459,432
                                                           -----------
          Beverages -- 0.26%
            SABMiller, PLC:
             6.63% due 08/15/33*................  200,000      228,873
                                                           -----------
          Broadcasting -- 0.69%
            Grupo Televisa SA:
             6.63% due 03/18/25*................  343,000      343,000
            Telenet Group Holding NV:
             11.50% due 06/15/14*(3)............  350,000      260,750
                                                           -----------
                                                               603,750
                                                           -----------
          Financial Services -- 0.35%
            CIT Group Co. of Canada:
             5.20% due 06/01/15*................   84,000       84,585
            Nationwide Building Society:
             2.63% due 01/30/07*................  221,000      216,303
                                                           -----------
                                                               300,888
                                                           -----------
          Government Agency -- 0.22%
            Government of United Kingdom:
             2.25% due 07/08/08*................  197,000      188,676
                                                           -----------
          Insurance -- 0.08%
            Fairfax Financial Holdings, Ltd.:
             8.25% due 10/01/15.................   75,000       69,188
                                                           -----------
          Machinery -- 0.10%
            Atlas Copco AB:
             6.50% due 04/01/08*................   81,000       85,145
                                                           -----------
          Metals -- 0.52%
            Alcan, Inc.:
             5.00% due 06/01/15.................   83,000       83,129
            Barrick Gold Corp.:
             5.80% due 11/15/34.................  107,000      109,800
            Noranda, Inc.:
             6.00% due 10/15/15#................  136,000      141,789
             7.00% due 07/15/05.................  117,000      117,508
                                                           -----------
                                                               452,226
                                                           -----------

 22     CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS -     May 31, 2005
                              CONTINUED


                                                    Principal    Value
                                                     Amount     (Note 3)
      -------------------------------------------------------------------
      FOREIGN BONDS & NOTES (continued)
      Oil & Gas -- 0.33%
        EnCana Corp.:
         6.50% due 08/15/34........................ $   50,000 $   56,847
        Nexen, Inc.:
         5.88% due 03/10/35........................    102,000    100,690
         7.88% due 03/15/32........................    106,000    132,861
                                                               ----------
                                                                  290,398
                                                               ----------
      Telecommunications -- 1.24%
        British Telecommunications, PLC:
         7.88% due 12/15/05........................     34,000     34,752
        Deutsche Telekom International Finance BV:
         8.75% due 06/15/30........................    212,000    288,177
        Koninklijke (Royal) KPN NV:
         7.50% due 10/01/05........................    149,000    150,916
        Telecomunicaciones De Puerto Rico, Inc.:
         6.80% due 05/15/09........................    172,000    183,265
        TELUS Corp.:
         7.50% due 06/01/07........................    321,000    340,445
         8.00% due 06/01/11........................     65,000     75,812
                                                               ----------
                                                                1,073,367
                                                               ----------
      Utilities - Electric -- 0.10%
        Calpine Canada Energy Finance, ULC:
         8.50% due 05/01/08#.......................    150,000     89,250
                                                               ----------
      Total Foreign Bonds & Notes
         (Cost $3,882,578).........................             3,841,193
                                                               ----------
      UNITED STATES GOVERNMENT BONDS -- 62.20%
      Government Agencies -- 46.00%
        Federal Farm Credit Banks:
         2.38% due 10/02/06........................    330,000    324,241
         2.50% due 03/15/06........................    672,000    666,393
        Federal Home Loan Bank:
         2.75% due 12/15/06#.......................    660,000    651,054
         2.88% due 05/23/06........................    760,000    754,323
         3.80% due 08/24/07........................    595,000    594,195
         3.90% due 02/25/08........................    410,000    410,081
         4.00% due 03/10/08........................  1,680,000  1,682,288
        Federal Home Loan Mtg. Corp.:
         2.20% due 12/30/05........................    723,000    718,102
         3.75% due 03/03/08........................    730,000    729,109
         4.50% due 01/15/14........................     70,000     71,160
         4.50% due 11/01/18........................  1,142,688  1,139,729
         4.50% due 07/01/19........................    642,858    640,469
         5.00% due 03/01/19........................    725,382    734,177
         5.00% due 07/01/19........................    756,958    766,135
         5.00% due 10/01/33........................     31,408     31,413
         5.00% due 03/01/34........................    810,638    810,302
         5.00% due 06/01/34........................    669,126    668,849
         5.50% due 11/01/18........................    830,976    853,872
         5.50% due 10/01/33........................     54,064     54,936
         5.50% due 02/01/35........................  1,309,952  1,330,357
         6.00% due 10/01/33........................  1,015,304  1,043,570
         6.50% due 02/01/33........................    175,374    182,284
         6.88% due 09/15/10........................    971,000  1,099,474
         7.00% due 11/01/16........................    125,111    131,293
         7.00% due 07/01/32........................     35,203     37,117
         7.50% due 04/01/31........................    315,810    338,758
         8.00% due 01/01/29........................     23,982     25,926
         8.00% due 12/01/29........................     26,226     28,327
         8.00% due 12/01/30........................     39,873     43,050
         8.00% due 01/01/31........................        538        581
        Federal National Mtg. Assoc.:
         3.00% due 03/02/07........................    665,000    656,066
         3.25% due 06/28/06........................    582,000    578,899
         3.38% due 05/15/07........................    680,000    674,053
         3.41% due 08/30/07........................     40,000     39,528
         4.50% due 02/01/18........................    347,707    346,878
         4.50% due 06/01/18........................    197,277    196,807

                                                  Principal    Value
                                                   Amount     (Note 3)

        ----------------------------------------------------------------
        Government Agency (continued)
           4.50% due 02/01/35.................... $  791,361 $   771,809
           4.70% due 04/01/35(2).................  1,483,439   1,491,811
           5.00% due 08/01/18....................    213,874     216,511
           5.00% due 09/01/18....................    187,174     189,482
           5.00% due 10/01/18....................    736,519     745,600
           5.00% due 03/01/20....................    379,626     384,238
           5.00% due 10/01/33....................     78,644      78,725
           5.00% due 03/01/34....................  3,484,696   3,486,349
           5.50% due 10/01/17....................    265,738     273,133
           5.50% due 04/01/33....................  1,596,493   1,621,549
           5.50% due 12/01/33....................  1,649,780   1,674,676
           5.50% due 05/01/34....................    982,462     997,288
           5.50% due 10/01/34....................    939,909     953,421
           6.00% due 03/01/16....................      5,155       5,344
           6.00% due 12/01/16....................    141,207     146,388
           6.00% due 11/01/17....................    361,311     374,570
           6.00% due 12/01/33....................  1,251,704   1,287,677
           6.00% due 08/01/34....................  1,642,713   1,689,299
           6.00% due 10/01/34....................  1,389,864   1,429,247
           6.50% due 03/01/17....................    221,808     231,530
           6.50% due 08/01/31....................    122,371     127,394
           6.50% due 07/01/32....................    757,763     788,373
           6.63% due 11/15/30....................    555,000     707,746
           7.00% due 09/01/31....................    513,681     542,593
           7.50% due 11/01/14....................     13,641      14,396
           7.50% due 08/01/15....................      2,759       2,925
          Government National Mtg. Assoc.:
           6.00% due 03/15/29....................     54,303      56,233
           6.00% due 04/15/29....................     72,387      74,959
           6.50% due 07/15/32....................    223,961     234,799
           6.50% due 09/15/32....................    303,730     318,428
                                                             -----------
                                                              39,970,289
                                                             -----------
        Government Obligations -- 16.20%
          United States Treasury Bonds:
           5.38% due 02/15/31#...................  4,031,000   4,668,402
           7.13% due 02/15/23....................    886,000   1,184,367
           7.25% due 08/15/22....................    244,000     328,828
           9.38% due 02/15/06....................    217,000     226,723
          United States Treasury Notes:
           0.88% due 04/15/10 TIPS(5)............    404,976     397,129
           2.00% due 08/31/05....................  3,050,000   3,042,732
           2.00% due 01/15/14 TIPS(5)............    300,168     310,615
           2.25% due 02/15/07....................     16,000      15,658
           3.00% due 02/15/09....................     89,000      86,844
           3.38% due 02/15/08....................    281,000     279,079
           3.63% due 04/30/07#...................  1,431,000   1,431,671
           3.63% due 01/15/10....................    178,000     177,138
           3.88% due 05/15/10....................    376,000     378,056
           4.00% due 04/15/10....................    523,000     528,393
           4.00% due 02/15/14....................    302,000     302,743
           4.00% due 02/15/15#...................    510,000     508,805
           4.13% due 05/15/15....................     84,000      84,814
           4.25% due 08/15/14....................     72,000      73,364
           5.00% due 08/15/11....................     48,000      51,141
                                                             -----------
                                                              14,076,502
                                                             -----------
        Total United States Government Bonds
           (Cost $53,557,540)....................             54,046,791
                                                             -----------
        Total Long-Term Investment Securities
           (Cost $83,352,246)....................             83,770,153
                                                             -----------
        SHORT-TERM INVESTMENT SECURITIES -- 5.17%
        Collective Investment Pool -- 5.17%
          Securities Lending Quality Trust(4)
           (Cost $4,492,736).....................  4,492,736   4,492,736
                                                             -----------

 May 31, 2005    CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS -     23
                                       CONTINUED


                                                             Principal      Value
                                                              Amount       (Note 3)
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.53%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $3,073,239 and collateralized
   by Federal Home Loan Mtg. Corp. Notes, bearing interest
   at 3.88%, due 01/12/09 and having an approximate value
   of $3,167,599 (Cost $3,073,000)......................... $3,073,000   $ 3,073,000
                                                                         -----------
TOTAL INVESTMENTS
   (Cost $90,917,982)(6)...................................     105.10%   91,335,889
Liabilities in excess of other assets......................      (5.10)%  (4,433,289)
                                                            ----------   -----------
NET ASSETS --                                                   100.00%  $86,902,600
                                                            ==========   ===========

--------
TIPS Treasury Inflation Protected Security
#  The security or a portion thereof is out on loan (see Note 3).
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At May 31, 2005, the aggregate value of these securities was $3,778,675 representing 4.35% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Commercial Mortgage-Backed Security.
(2)Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2005.
(3)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(5)Principal amount of security is adjusted for inflation.
(6)See Note 6 for cost of investments on a tax basis.
(7)Security represents an investment in an affiliated company (see Note 4).

See Notes to Financial Statements

 24       CORE EQUITY FUND - PORTFOLIO PROFILE (Unaudited)        May 31, 2005

Industry Allocation*

                   Oil & Gas.........................   9.49%
                   Banks.............................   7.58%
                   Financial Services................   7.46%
                   Drugs.............................   6.51%
                   Aerospace/Defense.................   5.44%
                   Insurance.........................   5.21%
                   Conglomerates.....................   4.55%
                   Retail............................   4.45%
                   Household Products................   4.36%
                   Information Processing -- Software   4.20%
                   Telecommunications................   4.18%
                   Hospital Supplies.................   4.11%
                   Utilities -- Electric.............   3.72%
                   Multimedia........................   3.22%
                   Beverages.........................   2.93%
                   Leisure & Tourism.................   2.87%
                   Broadcasting......................   2.61%
                   Information Processing -- Hardware   2.57%
                   Semiconductors....................   2.51%
                   Information Processing -- Services   2.07%
                   Repurchase Agreements.............   1.68%
                   Metals............................   1.36%
                   Medical -- Biomedical/Gene........   1.26%
                   Medical Technology................   1.13%
                   Tobacco...........................   0.99%
                   Chemical..........................   0.97%
                   Schools...........................   0.96%
                   Machinery.........................   0.92%
                   Apparel & Products................   0.27%
                   Hospital Management...............   0.26%
                   Electronics/Electrical Equipment..   0.21%
                   Freight...........................   0.10%
                                                      ------
                                                      100.15%
                                                      ======

*  Calculated as a percentage of Net Assets.

 May 31, 2005         CORE EQUITY FUND - SCHEDULE OF INVESTMENTS           25


                                                                   Value
                                                         Shares   (Note 3)
   -------------------------------------------------------------------------
   COMMON STOCK -- 98.47%
   Aerospace/Defense -- 5.44%
     Boeing Co.......................................... 182,400 $11,655,360
     General Dynamics Corp..............................  13,000   1,403,740
     Honeywell International, Inc....................... 193,000   6,992,390
     Lockheed Martin Corp...............................  58,000   3,763,620
     United Technologies Corp...........................  52,500   5,601,750
                                                                 -----------
                                                                  29,416,860
                                                                 -----------
   Apparel & Products -- 0.27%
     Nike, Inc., Class B................................  18,000   1,479,600
                                                                 -----------
   Banks -- 7.58%
     Bank of America Corp............................... 458,700  21,246,984
     North Fork Bancorp., Inc...........................  96,000   2,616,960
     PNC Financial Services Group.......................  46,000   2,513,900
     State Street Bank & Trust Co.......................  52,500   2,520,000
     Wachovia Corp...................................... 113,000   5,734,750
     Wells Fargo & Co................................... 105,000   6,343,050
                                                                 -----------
                                                                  40,975,644
                                                                 -----------
   Beverages -- 2.93%
     Coca-Cola Co....................................... 123,300   5,502,879
     PepsiCo, Inc....................................... 183,350  10,322,605
                                                                 -----------
                                                                  15,825,484
                                                                 -----------
   Broadcasting -- 2.61%
     Comcast Corp., Class A+............................ 115,000   3,703,000
     Comcast Corp., Special Class A+.................... 216,200   6,840,568
     Liberty Media Corp.+............................... 345,000   3,584,550
                                                                 -----------
                                                                  14,128,118
                                                                 -----------
   Chemical -- 0.97%
     Air Products & Chemicals, Inc......................  46,300   2,788,649
     E.I. du Pont de Nemours and Co.....................  53,100   2,469,681
                                                                 -----------
                                                                   5,258,330
                                                                 -----------
   Conglomerates -- 4.55%
     General Electric Co................................ 402,000  14,664,960
     Tyco International, Ltd............................ 342,800   9,917,204
                                                                 -----------
                                                                  24,582,164
                                                                 -----------
   Drugs -- 6.51%
     Abbott Laboratories................................ 113,250   5,463,180
     Bristol-Myers Squibb Co............................ 140,000   3,550,400
     Eli Lilly & Co.....................................  37,900   2,209,570
     Merck & Co., Inc...................................  75,000   2,433,000
     Pfizer, Inc........................................ 327,550   9,138,645
     Schering-Plough Corp............................... 243,700   4,752,150
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR. 126,000   4,204,620
     Wyeth..............................................  79,700   3,456,589
                                                                 -----------
                                                                  35,208,154
                                                                 -----------
   Electronics/Electrical Equipment -- 0.21%
     Fisher Scientific International, Inc.+.............  18,400   1,149,264
                                                                 -----------
   Financial Services -- 7.46%
     Capital One Financial Corp.........................  17,500   1,319,500
     Citigroup, Inc..................................... 308,133  14,516,146
     Franklin Resources, Inc............................  38,200   2,755,748
     Freddie Mac........................................ 118,000   7,674,720
     JPMorgan Chase & Co................................ 191,000   6,828,250
     Merrill Lynch & Co., Inc...........................  78,250   4,245,845
     Principal Financial Group, Inc.....................  74,300   2,963,827
                                                                 -----------
                                                                  40,304,036
                                                                 -----------
   Freight -- 0.10%
     United Parcel Service, Inc., Class B...............   7,000     515,550
                                                                 -----------
   Hospital Management -- 0.26%
     HCA, Inc...........................................  26,100   1,409,400
                                                                 -----------

                                                              Value
                                                    Shares   (Note 3)

         --------------------------------------------------------------
         Hospital Supplies -- 4.11%
           Cardinal Health, Inc....................  82,000 $ 4,750,260
           Johnson & Johnson.......................  99,600   6,683,160
           Medtronic, Inc.......................... 200,700  10,787,625
                                                            -----------
                                                             22,221,045
                                                            -----------
         Household Products -- 4.36%
           Avon Products, Inc...................... 188,000   7,471,120
           Kimberly-Clark Corp.....................  55,000   3,538,150
           Procter & Gamble Co..................... 227,600  12,552,140
                                                            -----------
                                                             23,561,410
                                                            -----------
         Information Processing - Hardware -- 2.57%
           Dell, Inc.+.............................  99,900   3,985,011
           Hewlett-Packard Co...................... 232,700   5,238,077
           International Business Machines Corp....  62,000   4,684,100
                                                            -----------
                                                             13,907,188
                                                            -----------
         Information Processing - Services -- 2.07%
           First Data Corp......................... 160,000   6,052,800
           Yahoo!, Inc.+........................... 138,700   5,159,640
                                                            -----------
                                                             11,212,440
                                                            -----------
         Information Processing - Software -- 4.20%
           Computer Associates International, Inc.. 193,000   5,263,110
           Microsoft Corp.......................... 676,400  17,451,120
                                                            -----------
                                                             22,714,230
                                                            -----------
         Insurance -- 5.21%
           ACE, Ltd................................ 116,000   5,013,520
           Allstate Corp........................... 225,000  13,095,000
           American International Group, Inc.(1)...  40,175   2,231,721
           St. Paul Travelers Cos., Inc............  70,021   2,652,396
           UnumProvident Corp......................  82,500   1,514,700
           WellPoint, Inc.+........................  27,600   3,670,800
                                                            -----------
                                                             28,178,137
                                                            -----------
         Leisure & Tourism -- 2.87%
           Carnival Corp........................... 206,000  10,897,400
           Electronic Arts, Inc.+..................  13,400     704,036
           Mattel, Inc............................. 215,000   3,908,700
                                                            -----------
                                                             15,510,136
                                                            -----------
         Machinery -- 0.92%
           Caterpillar, Inc........................  19,700   1,853,967
           Ingersoll-Rand Co., Class A.............  31,200   2,415,192
           Rockwell Automation, Inc................  13,600     698,632
                                                            -----------
                                                              4,967,791
                                                            -----------
         Medical - Biomedical/Gene -- 1.26%
           Amgen, Inc.+............................  67,800   4,242,924
           Genzyme Corp.+..........................  41,400   2,582,946
                                                            -----------
                                                              6,825,870
                                                            -----------
         Medical Technology -- 1.13%
           Baxter International, Inc............... 165,000   6,088,500
                                                            -----------
         Metals -- 1.36%
           Alcoa, Inc.............................. 177,150   4,800,765
           Rio Tinto, PLC..........................  21,300   2,535,126
                                                            -----------
                                                              7,335,891
                                                            -----------
         Multimedia -- 3.22%
           Time Warner, Inc.+...................... 443,000   7,708,200
           Viacom, Inc., Class B................... 283,100   9,707,499
                                                            -----------
                                                             17,415,699
                                                            -----------
         Oil & Gas -- 9.49%
           BP, PLC ADR.............................  96,000   5,779,200
           ConocoPhillips..........................  59,200   6,384,128

 26    CORE EQUITY FUND - SCHEDULE OF INVESTMENTS - CONTINUED     May 31, 2005


                                                              Value
                                                    Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Oil & Gas (continued)
           Exxon Mobil Corp........................ 205,000 $11,521,000
           GlobalSantaFe Corp...................... 160,200   5,869,728
           Halliburton Co..........................  96,700   4,132,958
           Noble Energy, Inc.......................  39,400   2,930,178
           Occidental Petroleum Corp...............  44,900   3,282,639
           Royal Dutch Petroleum Co. (NY)..........  81,000   4,744,980
           Schlumberger, Ltd.......................  54,000   3,691,980
           Unocal Corp.............................  52,000   2,963,480
                                                            -----------
                                                             51,300,271
                                                            -----------
         Retail -- 4.45%
           Costco Wholesale Corp...................  87,000   3,951,540
           Gap, Inc................................ 110,000   2,310,000
           Kohl's Corp.+...........................  36,000   1,752,840
           Kroger Co.+............................. 325,000   5,450,250
           Lowe's Cos., Inc........................  65,000   3,718,650
           Neiman Marcus Group, Inc., Class A......  19,000   1,834,450
           Target Corp.............................  53,300   2,862,210
           Wal-Mart Stores, Inc....................  46,050   2,174,941
                                                            -----------
                                                             24,054,881
                                                            -----------
         Schools -- 0.96%
           Apollo Group, Inc., Class A+............  66,000   5,181,000
                                                            -----------
         Semiconductors -- 2.51%
           Analog Devices, Inc.....................  65,700   2,436,156
           Freescale Semiconductor, Inc., Class B+.  35,000     707,000
           Intel Corp.............................. 296,700   7,990,131
           Texas Instruments, Inc..................  89,100   2,462,724
                                                            -----------
                                                             13,596,011
                                                            -----------
         Telecommunications -- 4.18%
           Cisco Systems, Inc.+.................... 248,750   4,820,775
           Corning, Inc.+.......................... 168,100   2,635,808
           Motorola, Inc........................... 314,000   5,454,180
           Nextel Communications, Inc., Class A+... 136,800   4,128,624
           Nokia OYJ Sponsored ADR................. 146,800   2,475,048
           SBC Communications, Inc................. 131,000   3,062,780
                                                            -----------
                                                             22,577,215
                                                            -----------
         Tobacco -- 0.99%
           Altria Group, Inc.......................  79,400   5,330,916
                                                            -----------

                                                              Shares/
                                                             Principal      Value
                                                              Amount       (Note 3)

--------------------------------------------------------------------------------------
Utilities - Electric -- 3.72%
  FPL Group, Inc...........................................    114,000   $  4,634,100
  NiSource, Inc............................................    102,000      2,458,200
  PG&E Corp................................................    107,300      3,838,121
  Pinnacle West Capital Corp...............................     84,000      3,706,080
  Southern Co..............................................    161,300      5,476,135
                                                                         ------------
                                                                           20,112,636
                                                                         ------------
Total Long-Term Investment Securities
   (Cost $496,866,003).....................................               532,343,871
                                                                         ------------
REPURCHASE AGREEMENTS -- 1.68%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $1,031,080 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 4.25%, due 05/15/09 and having an approximate
   value of $1,066,884..................................... $1,031,000      1,031,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $8,070,628 and collateralized
   by Federal National Mtg. Assoc. Bonds, bearing interest
   at 5.75%, due 02/15/08 and having an approximate
   value of $8,232,159.....................................  8,070,000      8,070,000
                                                                         ------------
Total Repurchase Agreements
   (Cost $9,101,000).......................................                 9,101,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $505,967,003)(2)..................................     100.15%   541,444,871
Liabilities in excess of other assets......................      (0.15)%     (825,149)
                                                            ----------   ------------
NET ASSETS --                                                   100.00%  $540,619,722
                                                            ==========   ============

--------
ADR American Depository Receipt
+  Non-income producing security
(1)Security represents an investment in affiliated company (see Note 4).
(2)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 May 31, 2005 GOVERNMENT SECURITIES FUND - PORTFOLIO PROFILE (Unaudited)   27

Industry Allocation*

                       Government Agencies.......  60.85%
                       Government Obligations....  32.95%
                       Collective Investment Pool   5.38%
                       Banks.....................   4.45%
                       Repurchase Agreement......   1.01%
                       Financial Services........   0.37%
                                                  ------
                                                  105.01%
                                                  ======

Credit Quality+#

                         Government - Agency..  58.65%
                         Government - Treasury  33.47%
                         AAA..................   0.37%
                         AA...................   4.48%
                         A....................   3.03%
                                               ------
                                               100.00%
                                               ======

*  Calculated as a percentage of Net Assets.
+  Source: Standard and Poors
# Calculated as percentage of total debt issues, excluding short term securities.

 28     GOVERNMENT SECURITIES FUND - SCHEDULE OF INVESTMENTS      May 31, 2005


                                                  Principal    Value
                                                   Amount     (Note 3)
         --------------------------------------------------------------
         CORPORATE BONDS -- 3.36%
         Banks -- 2.99%
           American Express Centurion Bank:
            3.25% due 11/16/09(2)................ $2,000,000 $1,997,453
           SunTrust Bank:
            5.40% due 04/01/20...................  2,000,000  2,062,700
                                                             ----------
                                                              4,060,153
                                                             ----------
         Financial Services -- 0.37%
           General Electric Capital Corp.:
            4.38% due 11/21/11#..................    500,000    499,205
                                                             ----------
         Total Corporate Bonds
            (Cost $4,488,680)....................             4,559,358
                                                             ----------
         FOREIGN BONDS -- 1.46%
         Banks -- 1.46%
           HBOS Treasury Services, PLC:
            3.50% due 11/30/07*
            (Cost $1,998,558)....................  2,000,000  1,974,078
                                                             ----------
         UNITED STATES GOVERNMENT BONDS -- 93.80%
         Government Agencies -- 60.85%
           Federal Farm Credit Banks:
            2.38% due 10/02/06...................  2,388,000  2,346,324
            2.50% due 03/15/06...................  4,855,000  4,814,495
            2.63% due 12/15/05...................  9,000,000  8,959,428
           Federal Home Loan Bank:
            2.25% due 12/15/05...................    500,000    496,754
            2.75% due 12/15/06#..................  4,800,000  4,734,936
            2.88% due 05/23/06...................  2,630,000  2,610,354
            2.95% due 09/14/06...................  4,040,000  4,002,258
            3.00% due 05/15/06...................  1,540,000  1,530,686
            3.80% due 08/24/07...................  3,200,000  3,195,674
            3.90% due 02/25/08...................  1,415,000  1,415,280
            4.00% due 03/10/08...................  4,905,000  4,911,681
           Federal Home Loan Mtg. Corp.:
            3.75% due 03/03/08...................  3,120,000  3,116,194
            4.50% due 09/01/19...................  1,884,217  1,877,212
            5.00% due 10/01/34...................    982,017    981,611
            6.00% due 11/01/33...................  1,427,414  1,467,154
            6.50% due 02/01/32...................    633,369    658,666
            7.50% due 09/01/16...................    119,302    126,510
            8.00% due 02/01/30...................     11,151     12,040
            8.00% due 08/01/30...................      4,072      4,397
            8.00% due 06/01/31...................     18,250     19,704
            8.25% due 04/01/17...................        152        164
           Federal National Mtg. Assoc.:
            2.77% due 08/25/06...................  4,856,000  4,800,986
            3.25% due 06/28/06...................  3,196,000  3,178,972
            3.38% due 05/15/07...................  4,900,000  4,857,145
            3.41% due 08/30/07...................  4,770,000  4,713,704
            4.70% due 04/01/35(2)................    988,960    994,541
            5.00% due 02/01/19...................  1,351,358  1,368,018
            5.25% due 08/01/12...................  3,810,000  3,989,066
            5.50% due 12/01/33...................    681,222    691,502
            5.50% due 10/01/34...................  1,221,881  1,239,448
            6.50% due 02/01/17...................    224,155    233,979
            6.50% due 08/01/31...................    446,075    464,383
            6.50% due 07/01/32...................  1,299,022  1,351,497
            6.63% due 11/15/30...................  4,525,000  5,770,361
            7.00% due 09/01/31...................     82,944     87,612
            7.00% due 09/01/31...................     86,005     90,845
            7.00% due 09/01/31...................    102,442    108,208
            7.50% due 03/01/32...................    107,996    115,538
            11.50% due 09/01/19..................      1,188      1,321
            12.00% due 01/15/16..................        444        508
            12.50% due 09/01/15..................        586        658
            13.00% due 11/15/15..................      2,169      2,441
            14.50% due 11/01/14..................        465        535

                                                             Principal      Value
                                                              Amount       (Note 3)

--------------------------------------------------------------------------------------
Government Agencies (continued)
  Government National Mtg. Assoc.:
   6.00% due 01/15/32...................................... $  271,516   $    280,769
   6.50% due 08/15/31......................................    745,816        782,003
   7.50% due 02/15/29......................................     35,466         38,056
   7.50% due 07/15/30......................................      1,817          1,950
   7.50% due 01/15/31......................................     23,099         24,776
   7.50% due 02/15/31......................................     17,458         18,725
                                                                         ------------
                                                                           82,489,069
                                                                         ------------
Government Obligations -- 32.95%
  United States Treasury Bonds:
   2.38% due 01/15/25 TIPS(3)..............................  4,059,911      4,456,069
   5.38% due 02/15/31#.....................................  9,161,000     10,609,583
   7.25% due 05/15/16......................................  2,800,000      3,565,296
   7.25% due 08/15/22......................................  4,065,000      5,478,222
   9.38% due 02/15/06......................................    300,000        313,442
  United States Treasury Bonds Strip:
   Zero coupon due 08/15/24................................  2,040,000        858,138
  United States Treasury Notes:
   0.88% due 04/15/10 TIPS(3)..............................  2,025,899      1,986,647
   2.00% due 08/31/05......................................  2,000,000      1,995,234
   2.00% due 01/15/14 TIPS(3)..............................  1,500,838      1,553,074
   3.38% due 02/28/07#.....................................  1,500,000      1,495,020
   3.63% due 04/30/07#.....................................  2,000,000      2,000,938
   4.00% due 04/15/10#.....................................  4,000,000      4,041,248
   4.00% due 02/15/15#.....................................  3,500,000      3,491,796
   4.88% due 02/15/12......................................  2,650,000      2,813,969
                                                                         ------------
                                                                           44,658,676
                                                                         ------------
Total United States Government Bonds
   (Cost $125,488,726).....................................               127,147,745
                                                                         ------------
Total Long-Term Investment Securities
   (Cost $131,975,964).....................................               133,681,181
                                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 5.38%
Collective Investment Pool -- 5.38%
  Securities Lending Quality Trust(1)
   (Cost $7,289,045).......................................  7,289,045      7,289,045
                                                                         ------------
REPURCHASE AGREEMENT -- 1.01%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $1,368,106 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   3.85%, due 02/15/08 and having an approximate value
   of $1,412,059 (Cost $1,368,000).........................  1,368,000      1,368,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $140,633,009)(4)..................................     105.01%   142,338,226
Liabilities in excess of other assets......................      (5.01)%   (6,789,710)
                                                            ----------   ------------
NET ASSETS --                                                   100.00%  $135,548,516
                                                            ==========   ============

--------
TIPS Treasury Inflation Protected Security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At May 31, 2005, the aggregate value of these securities was $1,974,078 representing 1.46% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#  The security or a portion thereof is out on loan (see Note 3).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2005.
(3)Principal amount is adjusted for inflation.
(4)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 May 31, 2005    GROWTH & INCOME FUND - PORTFOLIO PROFILE (Unaudited)      29

Industry Allocation*

                   Financial Services................   9.90%
                   Oil & Gas.........................   8.37%
                   Conglomerates.....................   7.60%
                   Aerospace/Defense.................   7.53%
                   Hospital Supplies.................   6.37%
                   Banks.............................   6.31%
                   Insurance.........................   6.07%
                   Multimedia........................   4.93%
                   Information Processing -- Software   4.78%
                   Semiconductors....................   4.24%
                   Beverages.........................   4.21%
                   Retail............................   4.19%
                   Leisure & Tourism.................   4.07%
                   Information Processing -- Hardware   3.35%
                   Telecommunications................   2.90%
                   Collective Investment Pool........   2.36%
                   Household Products................   2.27%
                   Drugs.............................   2.02%
                   Chemical..........................   1.92%
                   Tobacco...........................   1.77%
                   Medical -- Biomedical/Gene........   1.76%
                   Broadcasting......................   1.62%
                   Foods.............................   1.52%
                   Repurchase Agreement..............   1.50%
                                                      ------
                                                      101.56%
                                                      ======

*  Calculated as a percentage of Net Assets.

 30        GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS         May 31, 2005


                                                             Value
                                                   Shares   (Note 3)
          ------------------------------------------------------------
          COMMON STOCK -- 97.70%
          Aerospace/Defense -- 7.53%
            Alliant Techsystems, Inc.+............  48,000 $ 3,441,600
            General Dynamics Corp.................  30,000   3,239,400
            L-3 Communications Holdings, Inc......  38,000   2,689,640
            United Technologies Corp..............  32,000   3,414,400
                                                           -----------
                                                            12,785,040
                                                           -----------
          Banks -- 6.31%
            Bank of America Corp.................. 112,600   5,215,632
            U.S. Bancorp.......................... 103,500   3,035,655
            Wells Fargo & Co......................  40,600   2,452,646
                                                           -----------
                                                            10,703,933
                                                           -----------
          Beverages -- 4.21%
            Coca-Cola Co..........................  69,000   3,079,470
            Diageo, PLC Sponsored ADR#............  70,000   4,068,400
                                                           -----------
                                                             7,147,870
                                                           -----------
          Broadcasting -- 1.62%
            Comcast Corp., Class A+...............  85,500   2,753,100
                                                           -----------
          Chemical -- 1.92%
            E.I. du Pont de Nemours and Co........  70,000   3,255,700
                                                           -----------
          Conglomerates -- 7.60%
            General Electric Co................... 167,000   6,092,160
            ITT Industries, Inc...................  35,000   3,325,000
            Tyco International, Ltd............... 120,300   3,480,279
                                                           -----------
                                                            12,897,439
                                                           -----------
          Drugs -- 2.02%
            Pfizer, Inc........................... 122,900   3,428,910
                                                           -----------
          Financial Services -- 9.90%
            American Express Co...................  52,700   2,837,895
            Capital One Financial Corp............  47,600   3,589,040
            Citigroup, Inc........................ 130,300   6,138,433
            Goldman Sachs Group, Inc..............  17,000   1,657,500
            JPMorgan Chase & Co...................  72,000   2,574,000
                                                           -----------
                                                            16,796,868
                                                           -----------
          Foods -- 1.52%
            General Mills, Inc....................  52,000   2,574,000
                                                           -----------
          Hospital Supplies -- 6.37%
            Becton, Dickinson and Co..............  55,000   3,159,750
            Johnson & Johnson.....................  50,000   3,355,000
            Medtronic, Inc........................  80,000   4,300,000
                                                           -----------
                                                            10,814,750
                                                           -----------
          Household Products -- 2.27%
            Procter & Gamble Co...................  69,800   3,849,470
                                                           -----------
          Information Processing - Hardware -- 3.35%
            Dell, Inc.+...........................  44,900   1,791,061
            International Business Machines Corp..  51,500   3,890,825
            Seagate Technology, Inc.(1)(5)........  10,000           0
                                                           -----------
                                                             5,681,886
                                                           -----------
          Information Processing - Software -- 4.78%
            Microsoft Corp........................ 222,400   5,737,920
            Oracle Corp.+......................... 185,000   2,371,700
                                                           -----------
                                                             8,109,620
                                                           -----------
          Insurance -- 6.07%
            Allstate Corp.........................  53,000   3,084,600
            Chubb Corp............................  34,000   2,863,820
            St. Paul Travelers Cos., Inc..........  45,000   1,704,600
            WellPoint, Inc.+......................  20,000   2,660,000
                                                           -----------
                                                            10,313,020
                                                           -----------

                                                               Shares/
                                                              Principal      Value
                                                               Amount       (Note 3)

---------------------------------------------------------------------------------------
Leisure & Tourism -- 4.07%
  Royal Caribbean Cruises, Ltd.#............................     89,000   $  4,103,790
  Wendy's International, Inc................................     62,000      2,798,060
                                                                          ------------
                                                                             6,901,850
                                                                          ------------
Medical - Biomedical/Gene -- 1.76%
  Amgen, Inc.+..............................................     47,800      2,991,324
                                                                          ------------
Multimedia -- 4.93%
  News Corp., Class A.......................................    270,400      4,361,552
  Time Warner, Inc.+........................................    230,100      4,003,740
                                                                          ------------
                                                                             8,365,292
                                                                          ------------
Oil & Gas -- 8.37%
  ChevronTexaco Corp........................................     80,000      4,302,400
  Exxon Mobil Corp..........................................    120,300      6,760,860
  Marathon Oil Corp.........................................     65,000      3,151,850
                                                                          ------------
                                                                            14,215,110
                                                                          ------------
Retail -- 4.19%
  Home Depot, Inc...........................................     93,000      3,659,550
  Wal-Mart Stores, Inc......................................     73,000      3,447,790
                                                                          ------------
                                                                             7,107,340
                                                                          ------------
Semiconductors -- 4.24%
  Applied Materials, Inc....................................    200,000      3,282,000
  Intel Corp................................................    145,200      3,910,236
                                                                          ------------
                                                                             7,192,236
                                                                          ------------
Telecommunications -- 2.90%
  Cisco Systems, Inc.+......................................     82,700      1,602,726
  Verizon Communications, Inc...............................     94,000      3,325,720
                                                                          ------------
                                                                             4,928,446
                                                                          ------------
Tobacco -- 1.77%
  Altria Group, Inc.........................................     44,700      3,001,158
                                                                          ------------
Total Long-Term Investment Securities
   (Cost $151,160,176)......................................               165,814,362
                                                                          ------------
SHORT-TERM INVESTMENT SECURITIES -- 2.36%
Collective Investment Pool -- 2.36%
  Securities Lending Quality Trust(2)
   (Cost $4,008,060)........................................ $4,008,060      4,008,060
                                                                          ------------
REPURCHASE AGREEMENT -- 1.50%
  State Street Bank & Trust Co., Joint Repurchase Agreement
   (Cost $2,551,000)(4).....................................  2,551,000      2,551,000
                                                                          ------------
TOTAL INVESTMENTS
   (Cost $157,719,236)(3)...................................     101.56%   172,373,422
Other assets less liabilities...............................      (1.56)%   (2,649,206)
                                                             ----------   ------------
NET ASSETS --                                                    100.00%  $169,724,216
                                                             ==========   ============

--------
ADR American Depository Receipt
#  The security or a portion thereof is out on loan (see Note 3).
+  Non-income producing security
(1)Fair valued security (see Note 3)
(2)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(3)See Note 6 for cost of investments on a tax basis.
(4)See Note 3 for details of Joint Repurchase Agreement.
(5)Illiquid security

See Notes to Financial Statements

 May 31, 2005    HEALTH SCIENCES FUND - PORTFOLIO PROFILE (Unaudited)      31

Industry Allocation*

                      Drugs.......................  23.99%
                      Collective Investment Pool..  17.71%
                      Medical -- Biomedical/Gene..  17.30%
                      Therapeutics................  16.86%
                      Insurance...................  15.21%
                      Healthcare..................   9.28%
                      Medical Technology..........   6.88%
                      Hospital Supplies...........   5.07%
                      Chemical....................   2.77%
                      Optical Instruments & Lenses   1.05%
                      Retirement/Aged Care........   0.96%
                      Hospital Management.........   0.85%
                      Registered Investment Cos...   0.61%
                      Financial Services..........   0.56%
                      Retail......................   0.35%
                                                   ------
                                                   119.45%
                                                   ======

*  Calculated as a percentage of Net Assets.

 32        HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS         May 31, 2005


                                                                   Value
                                                         Shares   (Note 3)
   -------------------------------------------------------------------------
   COMMON STOCK -- 100.57%
   Chemical -- 2.77%
     Invitrogen Corp.+(2)...............................  27,800 $ 2,205,374
     Solvay SA(6).......................................   4,900     531,295
     Symyx Technologies, Inc.+#.........................  56,200   1,431,976
                                                                 -----------
                                                                   4,168,645
                                                                 -----------
   Drugs -- 23.99%
     Able Laboratories, Inc.+#..........................  23,300      99,491
     Alkermes, Inc.+#................................... 144,100   1,671,560
     American Pharmaceutical Partners, Inc.+#...........   3,100     136,152
     Array Biopharma, Inc.+.............................  12,000      74,880
     Astellas Pharma, Inc.(6)...........................  38,000   1,354,693
     Caremark Rx, Inc.+(2)..............................   7,000     312,620
     Cephalon, Inc.+(2).................................  92,200   3,911,124
     Cubist Pharmaceuticals, Inc.+#..................... 122,000   1,221,220
     Dynavax Technologies Corp.+#.......................   6,200      24,242
     Elan Corp., PLC Sponsored ADR+#(2)................. 147,300   1,163,670
     Eli Lilly & Co.....................................  31,700   1,848,110
     Forest Laboratories, Inc.+.........................   7,200     277,776
     GlaxoSmithKline, PLC(6)............................   7,400     182,709
     Idenix Pharmaceuticals, Inc.+#.....................  37,000     755,540
     Indevus Pharmaceuticals, Inc.+#....................  33,400     114,562
     IVAX Corp.+(2).....................................  65,025   1,277,741
     Medicis Pharmaceutical Corp., Class A..............   9,900     278,982
     NeighborCare, Inc.+................................  27,200     816,272
     Novartis AG - ADR..................................   9,100     444,353
     Novo-Nordisk A/S(6)................................   2,500     128,701
     OSI Pharmaceuticals, Inc.+(2)......................  41,700   1,549,989
     Penwest Pharmaceuticals Co.+.......................  11,000     132,880
     Pfizer, Inc.(2)....................................  67,160   1,873,764
     Pharmion Corp.+#...................................  12,400     252,092
     Rigel Pharmaceuticals, Inc.+#......................  24,800     443,672
     Roche Holding AG(6)................................  16,000   2,015,366
     Salix Pharmaceuticals, Ltd.+#......................   7,099     124,304
     Sanofi-Aventis#(6).................................  12,400   1,117,424
     Schering-Plough Corp...............................  44,600     869,700
     Schwarz Pharma AG#(6)..............................  12,400     544,020
     Sepracor, Inc.+(2).................................  72,600   4,411,176
     Shire Pharmaceuticals Group, PLC ADR(2)............  21,800     697,818
     Taro Pharmaceutical Industries, Ltd., Class A+#....   8,900     291,119
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  36,000   1,201,320
     UCB SA#(6).........................................   4,100     187,202
     Valeant Pharmaceuticals International#(2)..........  21,600     445,608
     ViroPharma, Inc.+#.................................  37,200     161,820
     Wyeth(2)...........................................  85,282   3,698,680
                                                                 -----------
                                                                  36,112,352
                                                                 -----------
   Healthcare -- 9.28%
     Advanced Medical Optics, Inc.+#....................   3,200     123,552
     Bausch & Lomb, Inc.(2).............................  10,300     804,327
     Community Health Systems, Inc.+(2).................  71,400   2,596,818
     Dade Behring Holdings, Inc.........................  21,400   1,430,590
     DaVita, Inc.+(2)...................................  40,200   1,851,612
     Edwards Lifesciences Corp.+(2).....................  25,700   1,174,747
     HEALTHSOUTH Corp.+#................................  74,200     394,002
     Kinetic Concepts, Inc.+(2).........................  34,530   2,218,553
     LabOne, Inc.+......................................  16,400     632,056
     Manor Care, Inc....................................   1,300      50,518
     Omnicare, Inc.(2)..................................   6,000     229,920
     Patterson Cos., Inc.+#.............................  15,900     721,701
     ResMed, Inc.+#(2)..................................  15,400     962,038
     Respironics, Inc.+(2)..............................   1,900     126,996
     Symbion, Inc.+#....................................  27,500     649,000
                                                                 -----------
                                                                  13,966,430
                                                                 -----------
   Hospital Management -- 0.85%
     HCA, Inc.(2).......................................   9,300     502,200
     Triad Hospitals, Inc.+(2)..........................  15,500     786,160
                                                                 -----------
                                                                   1,288,360
                                                                 -----------

                                                            Value
                                                  Shares   (Note 3)

           ----------------------------------------------------------
           Hospital Supplies -- 5.07%
             AmerisourceBergen Corp..............   8,700 $   561,759
             Cardinal Health, Inc................  27,000   1,564,110
             CONMED Corp.+.......................   6,100     191,174
             CR Bard, Inc........................   4,000     273,000
             Johnson & Johnson...................  24,600   1,650,660
             Medtronic, Inc.(2)..................  19,000   1,021,250
             NuVasive, Inc.+#....................   6,300      98,910
             St. Jude Medical, Inc.+(2)..........  24,800     994,976
             Stryker Corp.(2)....................  26,400   1,284,360
                                                          -----------
                                                            7,640,199
                                                          -----------
           Insurance -- 15.21%
             Coventry Health Care, Inc.+(2)......  17,300   1,204,426
             UnitedHealth Group, Inc.(3)......... 198,400   9,638,272
             WellChoice, Inc.+(2)................  21,700   1,239,070
             WellPoint, Inc.+(2).................  81,300  10,812,900
                                                          -----------
                                                           22,894,668
                                                          -----------
           Medical - Biomedical/Gene -- 17.30%
             Alexion Pharmaceuticals, Inc.+#.....  39,900     907,725
             Amgen, Inc.+(2).....................  89,300   5,588,394
             Biocryst Pharmaceuticals, Inc.+#....  67,400     314,084
             Biogen Idec, Inc.+(2)...............  40,600   1,587,460
             BioSphere, Inc.+#...................  67,900     319,809
             Celgene Corp.+#(2)..................  52,200   2,210,148
             Cytokinetics, Inc.+#................   6,800      36,720
             Decode Genetics, Inc.+#.............  63,600     489,720
             Encysive Pharmaceuticals, Inc.+#(2).  93,800     956,760
             Exelixis, Inc.+.....................  92,700     650,754
             Genentech, Inc.+(2).................  93,500   7,409,875
             Genzyme Corp.+......................   1,900     118,541
             Human Genome Sciences, Inc.+........  65,000     733,200
             ICOS Corp.+#(2).....................  12,700     274,320
             Keryx Biopharmaceuticals, Inc.+#....  33,900     414,936
             Kosan Biosciences, Inc.+#...........  26,100     123,453
             MedImmune, Inc.+....................  37,500     990,000
             Momenta Pharmaceuticals, Inc.+#.....   2,000      22,880
             Myogen, Inc.+#......................  31,800     210,516
             Protein Design Labs, Inc.+#.........  77,400   1,478,340
             Vertex Pharmaceuticals, Inc.+#......  84,594   1,177,548
             Virologic, Inc.+....................  11,500      31,395
                                                          -----------
                                                           26,046,578
                                                          -----------
           Medical Technology -- 6.88%
             Andrx Corp.+........................  44,800     895,104
             Arena Pharmaceuticals, Inc.+#.......  10,000      68,500
             Aspect Medical Systems, Inc.+#......  13,400     430,944
             Baxter International, Inc.(2).......   6,100     225,090
             Biomet, Inc.(2).....................  13,000     489,970
             Boston Scientific Corp.+(2).........  11,500     311,535
             Chiron Corp.+(2)....................   3,600     135,144
             CryoLife, Inc.+#....................  58,700     425,575
             Endologix, Inc.+#...................  45,400     197,490
             Fischer Imaging Corp.+#.............  42,400     117,872
             Gen-Probe, Inc.+(2).................  31,600   1,227,976
             Immucor Corp.+(2)...................  30,800   1,031,800
             Incyte Genomics, Inc.+#.............  55,000     419,650
             Integra LifeSciences Corp.+.........   9,700     324,174
             Kyphon, Inc.+#......................   9,200     263,948
             Martek Biosciences Corp.+#(2).......  27,900   1,043,181
             Nektar Therapeutics+#...............  32,500     594,100
             Noven Pharmaceuticals, Inc.+........  21,900     394,200
             OraSure Technologies, Inc.+#........  38,200     317,442
             Regeneration Technologies, Inc.+#...  49,600     333,808
             Serologicals Corp.+#................  18,700     401,863
             Zimmer Holdings, Inc.+(2)...........   9,200     704,536
                                                          -----------
                                                           10,353,902
                                                          -----------

 May 31, 2005 HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS - CONTINUED   33


                                                                     Value
                                                          Shares    (Note 3)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 Optical Instruments & Lenses -- 1.05%
   Alcon, Inc.(2)........................................  15,400 $  1,574,958
                                                                  ------------
 Retail -- 0.35%
   Select Comfort Corp.+#................................  21,700      527,310
                                                                  ------------
 Retirement/Aged Care -- 0.96%
   Sunrise Senior Living, Inc.+#.........................  27,600    1,439,340
                                                                  ------------
 Therapeutics -- 16.86%
   Abgenix, Inc.+#.......................................  95,000      684,000
   Amylin Pharmaceuticals, Inc.+#(2).....................  34,000      543,320
   AtheroGenics, Inc.+#..................................  37,100      528,675
   CV Therapeutics, Inc.+#(2)............................  43,500      879,570
   Discovery Laboratories, Inc.+#........................  18,600      131,130
   Eyetech Pharmaceuticals, Inc.+#(2)....................  55,400      710,782
   Favrille, Inc.+#......................................  12,400       49,600
   Gilead Sciences, Inc.+(2)............................. 213,800    8,723,040
   ImClone Systems, Inc.+#(2)............................  98,700    3,270,918
   Inspire Phamaceuticals, Inc.+#........................  27,500      178,750
   Medicines Co.+(2).....................................  92,300    2,025,062
   MGI Pharma, Inc.+(2)..................................  74,000    1,716,800
   NeoRx Corp.+#.........................................  18,100       10,317
   Neurocrine Biosciences, Inc.+#(2).....................  58,500    2,203,695
   NPS Pharmaceuticals, Inc.+#...........................  67,400      779,818
   Onyx Pharmaceuticals, Inc.+#(2).......................  21,800      544,782
   Theravance, Inc.+#....................................  33,800      594,542
   Trimeris, Inc.+.......................................  89,200      905,380
   United Therapeutics Corp.+(2).........................   5,600      279,776
   Vicuron Phamaceuticals, Inc.+#........................  18,500      304,880
   Vion Pharmaceuticals, Inc.+#.......................... 130,500      317,115
                                                                  ------------
                                                                    25,381,952
                                                                  ------------
 Total Common Stock
    (Cost $141,190,473)..................................          151,394,694
                                                                  ------------
 PREFERRED STOCK -- 0.56%
 Financial Services -- 0.55%
   Morgan Stanley 6%*(5).................................  30,000      834,600
                                                                  ------------
 Therapeutics -- 0.01%
   NeoRx Corp.(1)(5).....................................       5        6,236
                                                                  ------------
 Total Preferred Stock
    (Cost $1,337,300)....................................              840,836
                                                                  ------------
 WARRANTS -- 0.00%
 Medical - Biomedical/Gene -- 0.00%
   Myogen, Inc. Expires 9/29/09 (Strike price $7.80)+(5).   2,460            0
                                                                  ------------

                                                   Shares/
                                                  Principal      Value
                                                   Amount       (Note 3)

     ----------------------------------------------------------------------
     Therapeutics -- 0.00%
       NeoRx Corp. Expires 12/3/08
        (Strike price $6.00)+(1)(5)............       2,000   $          0
                                                              ------------
     Total Warrants
        (Cost $307)............................                          0
                                                              ------------
     Total Long-Term Investment Securities
        (Cost $142,528,080)....................                152,235,530
                                                              ------------
     SHORT-TERM INVESTMENT SECURITIES -- 18.32%
     Collective Investment Pool -- 17.71%
       Securities Lending Quality Trust(4)..... $26,665,353     26,665,353
                                                              ------------
     Registered Investment Companies -- 0.61%
       T. Rowe Price Reserve Investment Fund...     922,254        922,254
                                                              ------------
     Total Short-Term Investment Securities
        (Cost $27,587,607).....................                 27,587,607
                                                              ------------
     TOTAL INVESTMENTS
        (Cost $170,115,687)(7).................      119.45%   179,823,137
     Liabilities in excess other assets........      (19.45)%  (29,282,287)
                                                -----------   ------------
     NET ASSETS --                                   100.00%  $150,540,850
                                                ===========   ============

--------
ADR American Depository Receipt
+  Non-income producing
#  The security or a portion thereof is out on loan (see Note 3).
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At May 31, 2005, the aggregate value of these securities was $834,600 representing 0.55% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Fair valued security (see Note 3)
(2)A portion of this security is subject to options written.
(3)The security or a portion thereof represents collateral for uncovered written options.
(4)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(5)Illiquid security
(6)Security was valued using fair value procedures at May 31, 2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(7)See Note 6 for cost of investments on a tax basis.

 34  HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2005

 Open call option contracts written at May 31, 2005 for the Health Sciences Fund were as follows:

                                                                                            Unrealized
                                      Contract Strike  Number of Premiums Market Value at  Appreciation
Issue                                  Month   Price   Contracts Received  May 31, 2005   (Depreciation)
------------------------------------- -------- ------- --------- -------- --------------- --------------
Alcon, Inc...........................  Jun-05  $100.00      42   $  7,434   $   16,380      $  (8,946)
Amgen, Inc...........................  Jan-06    65.00      88     23,055       33,440        (10,385)
Amylin Pharmaceuticals, Inc..........  Jan-06    22.50      25      7,786        2,250          5,536
Amylin Pharmaceuticals, Inc..........  Jan-06    25.00     126     33,332        6,930         26,402
Biogen Idec, Inc.....................  Jul-05    40.00     113     10,668       20,905        (10,237)
Biogen Idec, Inc.....................  Jul-05    45.00      29      6,550        1,595          4,955
Biogen Idec, Inc.....................  Oct-05    45.00      87     14,964       14,790            174
Biomet, Inc..........................  Jul-05    40.00      85      7,097        5,950          1,147
Boston Scientific Corp...............  Jan-06    35.00      64      5,344        4,160          1,184
Celgene Corp.........................  Jul-05    40.00      61     11,407       25,620        (14,213)
Cephalon, Inc........................  Jun-05    40.00      98     51,162       26,950         24,212
Cephalon, Inc........................  Jun-05    45.00      99     18,257        1,980         16,277
Cephalon, Inc........................  Nov-05    40.00     123     66,380       62,730          3,650
Cephalon, Inc........................  Aug-05    45.00     215     44,639       24,725         19,914
Chiron Corp..........................  Oct-05    45.00      33      4,807        1,980          2,827
CV Therapeutics, Inc.................  Oct-05    22.50      55     13,240        9,625          3,615
Eyetech Pharmaceuticals, Inc.........  Sep-05    17.50     124     16,987        9,300          7,687
Gilead Sciences, Inc.................  Aug-05    40.00     184     22,498       57,040        (34,542)
Genentech, Inc.......................  Jun-05    60.00      62     11,639      120,900       (109,261)
Genentech, Inc.......................  Jun-05    65.00      43      6,200       62,780        (56,580)
Genentech, Inc.......................  Sep-05    70.00     206     48,538      253,380       (204,842)
ImClone Systems, Inc.................  Aug-05    50.00     247     52,452        7,410         45,042
ImClone Systems, Inc.................  Nov-05    40.00      90     36,629       20,700         15,929
ImClone Systems, Inc.................  Jan-06    45.00      96     20,351       21,120           (769)
ImClone Systems, Inc.................  Jan-06    50.00     124     40,627       17,980         22,647
Immucor Corp.........................  Sep-05    35.00      43     10,442       11,825         (1,383)
IVAX Corp............................  Jun-05    17.50     124     19,686       27,900         (8,214)
Kinetics Concepts, Inc...............  Jun-05    65.00      64     10,115        9,600            515
Kinetics Concepts, Inc...............  Sep-05    70.00      26      4,493        5,720         (1,227)
Martek Biosciences Corp..............  Sep-05    45.00      39      6,384        7,605         (1,221)
Martek Biosciences Corp..............  Sep-05    50.00      20      3,440        2,200          1,240
Medicines Co.........................  Jul-05    25.00      92     12,556        3,220          9,336
Onyx Pharmaceuticals, Inc............  Jan-06    45.00      44     11,536        1,760          9,776
OSI Pharmaceuticals, Inc.............  Jul-05    45.00      31      8,150        1,705          6,445
OSI Pharmaceuticals, Inc.............  Jul-05    50.00      31     11,139          775         10,364
OSI Pharmaceuticals, Inc.............  Oct-05    50.00      62     20,072        7,130         12,942
OSI Pharmaceuticals, Inc.............  Jan-06    55.00      43     26,707        6,020         20,687
Pfizer, Inc..........................  Jan-06    30.00     122     26,480       15,250         11,230
Sepracor, Inc........................  Jul-05    65.00      50     10,857        8,500          2,357
Sepracor, Inc........................  Oct-05    70.00      92     19,963       18,860          1,103
Sepracor, Inc........................  Jan-06    70.00      92     47,661       34,960         12,701
Shire Pharmaceuticals Group, PLC.....  Oct-05    37.50      63      9,653        4,095          5,558
St Jude Medical, Inc.................  Jul-05    40.00      41      3,423        6,150         (2,727)
United Therapeutics Corp.............  Aug-05    55.00      28      4,956        4,480            476
Valeant Pharmaceuticals International  Sep-05    25.00      64      9,467        1,920          7,547
WellPoint, Inc.......................  Jun-05    90.00       6      1,842       26,100        (24,258)
Wyeth................................  Jul-05    40.00      92     13,188       35,880        (22,692)
Wyeth................................  Jan-06    45.00     184     20,017       48,760        (28,743)
Wyeth................................  Jan-06    50.00     124     20,707       12,400          8,307
                                      -----------------------------------------------------------------
                                                         4,096   $914,977   $1,133,435      $(218,458)
                                      -----------------------------------------------------------------

 Open put option contracts written at May 31, 2005 for the Health Sciences Fund were as follows:

                                                                                  Unrealized
                             Contract Strike Number of Premiums Market Value at  Appreciation
Issue                         Month   Price  Contracts Received  May 31, 2005   (Depreciation)
---------------------------- -------- ------ --------- -------- --------------- --------------
Abbott Labs.................  Jan-06  $55.00    49     $40,442      $35,770        $ 4,672
Allergan, Inc...............  Jan-06   80.00    16      13,342       10,080          3,262
Amgen, Inc..................  Jul-05   60.00    62      19,853        4,650         15,203
Amylin Pharmaceuticals, Inc.  Jan-06   15.00    12       2,364        2,364             --
Bausch & Lomb, Inc..........  Jan-06   65.00    30      18,337        3,750         14,587
Bausch & Lomb, Inc..........  Jan-06   70.00    25      20,297        5,500         14,797
Bausch & Lomb, Inc..........  Jan-06   75.00    31      21,851       11,160         10,691
Bausch & Lomb, Inc..........  Jan-06   80.00    31      30,841       18,290         12,551
Baxter International, Inc...  Jan-06   35.00    62      41,486        9,300         32,186
Baxter International, Inc...  Jan-06   40.00    31      16,956       12,400          4,556
Biomet, Inc.................  Jul-05   45.00    23      14,041       17,250         (3,209)
Caremark Rx, Inc............  Jan-06   45.00    45      27,802       16,650         11,152

 May 31, 2005 HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS - CONTINUED   35

                                                                                        Unrealized
                                 Contract Strike Number of  Premiums  Market Value at  Appreciation
Issue                             Month   Price  Contracts  Received   May 31, 2005   (Depreciation)
-------------------------------- -------- ------ --------- ---------- --------------- --------------
Celgene Corp....................  Jul-05  $40.00      31   $    8,290   $    5,735       $  2,555
Celgene Corp....................  Jan-06   35.00      56       30,121       13,160         16,961
Celgene Corp....................  Jan-06   45.00      30       29,579       19,800          9,779
Community Health System, Inc....  Sep-05   35.00      43       17,357        5,375         11,982
Coventry Healthcare, Inc........  Jan-06   50.00      30       17,310        3,000         14,310
Coventry Healthcare, Inc........  Jan-06   60.00      14        8,872        4,060          4,812
Coventry Healthcare, Inc........  Jan-06   65.00      31       22,877       13,950          8,927
DaVita, Inc.....................  Jul-05   50.00       6        3,942        2,520          1,422
DaVita, Inc.....................  Jan-06   50.00      35       28,194       18,900          9,294
Edwards Lifesciences Corp.......  Aug-05   50.00      26       17,065       11,960          5,105
Elan Corp., PLC Sponsored ADR...  Jul-05   30.00      37       18,078       82,140        (64,062)
Elan Corp., PLC Sponsored ADR...  Jan-06   25.00      86       79,015      147,920        (68,905)
Elan Corp., PLC Sponsored ADR...  Jan-06   30.00      63       57,495      139,860        (82,365)
Elan Corp., PLC Sponsored ADR...  Jan-06   35.00      29       26,177       78,880        (52,703)
Encysive Pharmaceuticals, Inc,..  Oct-05   15.00      29       12,963       14,500         (1,537)
Genentech, Inc..................  Jun-05   70.00      62       29,573        1,240         28,333
Genentech, Inc..................  Jun-05   75.00      62       27,096        3,720         23,376
Genentech, Inc..................  Sep-05   70.00      62       65,601       13,950         51,651
Genentech, Inc..................  Sep-05   75.00      25       20,722        9,500         11,222
Genentech, Inc..................  Jan-06   50.00      22       17,423        1,870         15,553
Genentech, Inc..................  Jan-06   65.00     149      169,357       42,465        126,892
Genentech, Inc..................  Jan-06   80.00      60       69,890       47,400         22,490
Gen-Probe, Inc..................  Aug-05   50.00      43       25,956       49,880        (23,924)
Gen-Probe, Inc..................  Nov-05   50.00      20       16,339       24,000         (7,661)
Gilead Sciences, Inc............  Aug-05   40.00      62       12,678       12,090            588
Gilead Sciences, Inc............  Aug-05   45.00      93       70,398       44,640         25,758
Gilead Sciences, Inc............  Nov-05   42.50      43       17,380       17,630           (250)
Gilead Sciences, Inc............  Jan-06   45.00      59       45,771       36,580          9,191
HCA, Inc........................  Jan-06   50.00      43       22,309       10,535         11,774
HCA, Inc........................  Jan-06   55.00      93       41,569       40,920            649
Henry Schein, Inc...............  Jan-06   30.00      12        3,235          360          2,875
ICOS Corp.......................  Jan-06   30.00      37       27,783       32,190         (4,407)
ImClone Systems, Inc............  Jan-06   30.00      32       12,723       12,160            563
Immucor Corp....................  Sep-05   35.00      39       28,722       14,820         13,902
Invitrogen Corp.................  Jan-06   75.00      34       31,720       14,620         17,100
Kinetics Concepts, Inc..........  Sep-05   65.00      19       15,365        8,740          6,625
LCA Vision, Inc.................  Sep-05   35.00      26       13,193        3,250          9,943
Martek Biosciences Corp.........  Dec-05   30.00      66       23,838       15,510          8,328
Medtronic, Inc..................  Jan-06   55.00      31       14,045       10,230          3,815
Merck & Co., Inc................  Jan-06   30.00      49       15,082        9,555          5,527
MGI Pharma, Inc.................  Jan-06   22.50      37       12,227        9,990          2,237
Neurocrine Biosciences, Inc.....  Aug-05   45.00      34       17,804       26,180         (8,376)
Omnicare, Inc...................  Jan-06   45.00      42       30,683       32,340         (1,657)
Onyx Pharmaceuticals, Inc.......  Jan-06   25.00      62       22,521       22,940           (419)
OSI Pharmaceuticals, Inc........  Jul-05   50.00      50       29,579       65,000        (35,421)
Pfizer, Inc.....................  Sep-05   27.50      61       12,811        6,405          6,406
ResMed, Inc.....................  Oct-05   65.00      46       36,169       22,540         13,629
Respironics, Inc................  Oct-05   65.00      36       19,612       10,440          9,172
Pharmaceutical Holders Trust....  Jan-06   80.00      31       20,366       20,460            (94)
St. Jude Medical, Inc...........  Jul-05   40.00      37       11,970        4,440          7,530
St. Jude Medical, Inc...........  Jan-06   40.00      35       16,353       10,150          6,203
Sepracor, Inc...................  Jul-05   65.00      31       20,986       17,980          3,006
Sepracor, Inc...................  Oct-05   60.00      31       18,506       15,500          3,006
Sepracor, Inc...................  Jan-06   65.00      73       57,609       66,430         (8,821)
Shire Pharmaceuticals Group, PLC  Jan-06   40.00      63       46,606       52,920         (6,314)
Stryker Corp....................  Jan-06   50.00      35       16,914       14,700          2,214
Triad Hospitals, Inc............  Jan-06   40.00      31       17,007        3,100         13,907
Triad Hospitals, Inc............  Jan-06   50.00      16        6,608        5,760            848
Triad Hospitals, Inc............  Jan-06   55.00      31       21,172       19,530          1,642
WellChoice, Inc.................  Oct-05   65.00      12       11,404        9,600          1,804
Zimmer Holdings, Inc............  Jan-06   80.00       6        5,146        4,320            826
                                 ------------------------------------------------------------------
                                                   3,006   $1,934,768   $1,627,504       $307,264
                                 ------------------------------------------------------------------

See Notes to Financial Statements

 36     INCOME & GROWTH FUND - PORTFOLIO PROFILE (Unaudited)      May 31, 2005

Industry Allocation*

                   Banks.............................  11.45%
                   Oil & Gas.........................  10.08%
                   Collective Investment Pool........   7.34%
                   Drugs.............................   5.96%
                   Hospital Supplies.................   5.58%
                   Retail............................   4.94%
                   Insurance.........................   4.39%
                   Semiconductors....................   3.98%
                   Information Processing -- Hardware   3.74%
                   Multimedia........................   3.54%
                   Financial Services................   3.53%
                   Telecommunications................   3.45%
                   Real Estate Investment Trusts.....   3.43%
                   Utilities -- Electric.............   2.90%
                   Information Processing -- Services   2.71%
                   Paper/Forest Products.............   2.29%
                   Information Processing -- Software   2.01%
                   Savings & Loan....................   2.00%
                   Foods.............................   1.98%
                   Leisure & Tourism.................   1.95%
                   Automotive........................   1.92%
                   Metals............................   1.71%
                   Household Products................   1.50%
                   Utilities -- Communication........   1.36%
                   Machinery.........................   1.24%
                   Tobacco...........................   1.21%
                   Conglomerates.....................   1.91%
                   Electronics/Electrical Equipment..   1.08%
                   Aerospace/Defense.................   1.07%
                   Commercial Services...............   1.07%
                   Freight...........................   1.02%
                   Healthcare........................   0.94%
                   Utilities -- Gas, Distribution....   0.86%
                   Railroads & Equipment.............   0.55%
                   Hardware & Tools..................   0.49%
                   Photography.......................   0.48%
                   Chemical..........................   0.45%
                   Apparel & Products................   0.24%
                   Medical -- Biomedical/Gene........   0.23%
                   Publishing........................   0.21%
                   Airlines..........................   0.13%
                   Utilities -- Gas, Pipeline........   0.08%
                   Beverages.........................   0.03%
                                                      ------
                                                      107.03%
                                                      ======

*  Calculated as a percentage of Net Assets.

 May 31, 2005       INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS         37


                                                              Value
                                                    Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 99.30%
        Aerospace/Defense -- 1.07%
          Northrop Grumman Corp....................  44,225 $ 2,464,217
                                                            -----------
        Airlines -- 0.13%
          Delta Air Lines, Inc.+#..................   5,300      20,405
          Southwest Airlines Co....................  19,200     279,360
                                                            -----------
                                                                299,765
                                                            -----------
        Apparel & Products -- 0.24%
          American Eagle Outfitters, Inc...........   4,213     119,228
          Charming Shoppes, Inc.+..................  21,628     195,301
          Payless ShoeSource, Inc.+................  13,775     231,833
                                                            -----------
                                                                546,362
                                                            -----------
        Automotive -- 1.71%
          Ford Motor Co.#.......................... 291,273   2,906,905
          Magna International, Inc., Class A.......  10,800     734,508
          Sonic Automotive, Inc., Class A..........   9,354     199,427
          TRW Automotive Holdings Corp.+(3)........   5,197     105,863
                                                            -----------
                                                              3,946,703
                                                            -----------
        Banks -- 11.45%
          Bank of America Corp..................... 243,784  11,292,075
          Comerica, Inc............................   7,245     404,851
          Corus Bankshares, Inc.#..................     475      24,377
          First American Corp., Class A............  79,142   3,062,795
          First Horizon National Corp.#............   6,033     254,774
          National City Corp....................... 185,035   6,394,810
          Wachovia Corp............................  56,613   2,873,110
          Wells Fargo & Co.........................  36,310   2,193,487
                                                            -----------
                                                             26,500,279
                                                            -----------
        Beverages -- 0.03%
          Molson Coors Brewing Co.#................   1,255      73,380
                                                            -----------
        Chemical -- 0.45%
          Eastman Chemical Co......................  17,870   1,050,399
                                                            -----------
        Commercial Services -- 1.07%
          Cendant Corp.............................  98,131   2,081,359
          Deluxe Corp..............................   8,128     328,452
          Silgan Holdings, Inc.#...................   1,001      57,057
                                                            -----------
                                                              2,466,868
                                                            -----------
        Conglomerates -- 1.91%
          General Electric Co......................   9,555     348,567
          Loews Corp...............................  30,313   2,282,569
          Tyco International, Ltd..................  61,481   1,778,645
                                                            -----------
                                                              4,409,781
                                                            -----------
        Drugs -- 5.96%
          Bristol-Myers Squibb Co.................. 129,493   3,283,943
          King Pharmaceuticals, Inc.+..............  15,916     150,565
          Merck & Co., Inc......................... 153,525   4,980,351
          Pfizer, Inc.............................. 192,222   5,362,994
                                                            -----------
                                                             13,777,853
                                                            -----------
        Electronics/Electrical Equipment -- 0.90%
          Applera Corp. - Applied Biosystems Group.  60,992   1,305,839
          Arrow Electronics, Inc.+.................  22,874     639,328
          Avnet, Inc.+.............................   3,160      66,107
          Xerox Corp.+.............................   6,043      82,004
                                                            -----------
                                                              2,093,278
                                                            -----------
        Financial Services -- 3.53%
          A.G. Edwards, Inc........................  15,898     656,746
          Capital One Financial Corp...............  23,394   1,763,907
          Countrywide Financial Corp............... 142,940   5,313,080
          JPMorgan Chase & Co......................  12,277     438,903
                                                            -----------
                                                              8,172,636
                                                            -----------

                                                                Value
                                                      Shares   (Note 3)

      -------------------------------------------------------------------
      Foods -- 1.98%
        Archer-Daniels-Midland Co....................  96,615 $ 1,917,808
        Bunge, Ltd.#.................................   1,087      67,437
        Chiquita Brands International, Inc.#.........  16,347     475,371
        Pilgrims Pride Corp.#........................  49,832   1,756,578
        Sanderson Farms, Inc.#.......................   7,559     286,486
        Seaboard Corp.#..............................      61      82,045
                                                              -----------
                                                                4,585,725
                                                              -----------
      Freight -- 1.02%
        FedEx Corp...................................   6,356     568,353
        United Parcel Service, Inc., Class B.........  24,466   1,801,921
                                                              -----------
                                                                2,370,274
                                                              -----------
      Hardware & Tools -- 0.49%
        Black & Decker Corp..........................  12,283   1,072,552
        Stanley Works................................   1,604      71,554
                                                              -----------
                                                                1,144,106
                                                              -----------
      Healthcare -- 0.94%
        Kindred Healthcare, Inc.+#...................  15,760     608,021
        McKesson Corp................................  38,680   1,557,643
                                                              -----------
                                                                2,165,664
                                                              -----------
      Hospital Supplies -- 5.58%
        AmerisourceBergen Corp.......................  32,889   2,123,642
        Becton, Dickinson and Co.....................  27,224   1,564,019
        Cardinal Health, Inc.........................  19,416   1,124,769
        Johnson & Johnson............................ 120,819   8,106,955
                                                              -----------
                                                               12,919,385
                                                              -----------
      Household Products -- 1.50%
        John H. Harland Co.#.........................   9,101     342,835
        Kimberly-Clark Corp..........................  21,213   1,364,632
        Newell Rubbermaid, Inc.......................  28,874     658,039
        Procter & Gamble Co..........................  17,853     984,593
        Tupperware Corp..............................   5,079     114,785
                                                              -----------
                                                                3,464,884
                                                              -----------
      Information Processing - Hardware -- 3.74%
        Apple Computer, Inc.+........................   7,335     291,273
        Hewlett-Packard Co........................... 132,672   2,986,447
        Ingram Micro, Inc., Class A+.................  65,740   1,039,350
        International Business Machines Corp.........  56,197   4,245,683
        Western Digital Corp.+.......................   5,429      81,489
                                                              -----------
                                                                8,644,242
                                                              -----------
      Information Processing - Services -- 2.71%
        Checkfree Corp.+.............................     938      35,015
        Computer Sciences Corp.+.....................  57,327   2,654,813
        Earthlink, Inc.+............................. 247,996   2,631,238
        United Online, Inc.#.........................  73,357     949,240
                                                              -----------
                                                                6,270,306
                                                              -----------
      Information Processing - Software -- 2.01%
        Microsoft Corp............................... 179,842   4,639,924
                                                              -----------
      Insurance -- 4.39%
        ACE, Ltd.....................................  30,751   1,329,058
        Aon Corp.....................................  33,530     835,903
        Axis Capital Holdings, Ltd...................   7,800     214,578
        CIGNA Corp...................................  14,658   1,425,491
        Endurance Specialty Holdings, Ltd............  25,207     918,795
        Fidelity National Financial, Inc.............  18,625     670,314
        Nationwide Financial Services, Inc., Class A.   2,010      76,742
        Protective Life Corp.........................  22,494     904,034
        W.R. Berkley Corp............................  41,001   1,453,895
        XL Capital, Ltd., Class A....................  28,966   2,180,560
        Zenith National Insurance Corp.#.............   2,149     136,139
                                                              -----------
                                                               10,145,509
                                                              -----------

 38  INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2005


                                                                 Value
                                                       Shares   (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Leisure & Tourism -- 1.95%
       McDonald's Corp................................  89,933 $ 2,782,527
       Regal Entertainment Group, Class A#............  43,641     868,020
       Sabre Holdings Corp., Class A#.................  42,758     858,153
                                                               -----------
                                                                 4,508,700
                                                               -----------
     Machinery -- 1.24%
       Cummins, Inc.#.................................  42,096   2,860,423
                                                               -----------
     Medical - Biomedical/Gene -- 0.23%
       Amgen, Inc.+...................................   8,620     539,440
                                                               -----------
     Metals -- 1.71%
       Nucor Corp.....................................  16,134     854,457
       Phelps Dodge Corp..............................  27,161   2,373,871
       United States Steel Corp.#.....................  18,487     735,228
                                                               -----------
                                                                 3,963,556
                                                               -----------
     Multimedia -- 3.54%
       Time Warner, Inc.+............................. 189,993   3,305,878
       Viacom, Inc., Class B..........................  59,818   2,051,159
       Walt Disney Co................................. 103,434   2,838,229
                                                               -----------
                                                                 8,195,266
                                                               -----------
     Oil & Gas -- 10.08%
       ChevronTexaco Corp............................. 151,593   8,152,672
       ConocoPhillips.................................  33,304   3,591,503
       Exxon Mobil Corp............................... 112,836   6,341,383
       Frontier Oil Corp..............................   1,033      50,524
       Marathon Oil Corp..............................  18,383     891,392
       Occidental Petroleum Corp......................  13,917   1,017,472
       Sunoco, Inc....................................  26,430   2,710,925
       UGI Corp.......................................   7,738     205,134
       Valero Energy Corp.............................   5,320     365,058
                                                               -----------
                                                                23,326,063
                                                               -----------
     Paper/Forest Products -- 2.29%
       Georgia-Pacific Corp...........................  37,814   1,253,156
       Louisiana-Pacific Corp......................... 100,939   2,541,644
       Weyerhaeuser Co................................  23,293   1,494,246
                                                               -----------
                                                                 5,289,046
                                                               -----------
     Photography -- 0.48%
       Eastman Kodak Co...............................  41,900   1,101,132
                                                               -----------
     Publishing -- 0.21%
       R. R. Donnelley & Sons Co......................  14,584     484,918
                                                               -----------
     Railroads & Equipment -- 0.55%
       Burlington Northern Santa Fe Corp..............   8,400     415,128
       CSX Corp.......................................   4,500     187,110
       Norfolk Southern Corp..........................   8,861     282,843
       Union Pacific Corp.............................   5,700     381,672
                                                               -----------
                                                                 1,266,753
                                                               -----------
     Real Estate Investment Trusts -- 3.43%
       Apartment Investment & Management Co., Class A.  30,612   1,135,705
       CBL & Associates Properties, Inc...............  44,391   3,616,535
       Colonial Properties Trust#.....................  24,815   1,012,452
       Crescent Real Estate Equities, Inc.............  26,302     483,694
       Lexington Corporate Properties Trust...........   8,812     202,940
       Trizec Properties, Inc.........................  23,405     456,631
       Vornado Realty Trust...........................  13,188   1,037,896
                                                               -----------
                                                                 7,945,853
                                                               -----------
     Retail -- 4.94%
       Albertson's, Inc.#.............................  99,580   2,090,184
       Barnes & Noble, Inc.+..........................  23,070     873,200
       Dillard's, Inc., Class A.......................   8,520     203,798
       Federated Department Stores, Inc...............  49,906   3,366,160
       GameStop Corp.+................................   6,703     179,909

                                                  Shares/
                                                 Principal      Value
                                                  Amount       (Note 3)

     ---------------------------------------------------------------------
     Retail (continued)
       Movie Gallery, Inc.....................         547   $     17,482
       Rent-A-Center, Inc.+...................      26,273        621,619
       Sears Holdings Corp.+..................      11,030      1,618,101
       SUPERVALU, Inc.........................      75,158      2,462,176
                                                             ------------
                                                               11,432,629
                                                             ------------
     Savings & Loan -- 2.00%
       Flagstar Bancorp, Inc.#................         138          2,727
       Washington Mutual, Inc.................     111,791      4,616,968
                                                             ------------
                                                                4,619,695
                                                             ------------
     Semiconductors -- 3.98%
       Intel Corp.............................     323,028      8,699,144
       Omnivision Technologies, Inc.+#........      32,605        515,811
                                                             ------------
                                                                9,214,955
                                                             ------------
     Telecommunications -- 3.45%
       Alltel Corp............................      33,852      1,969,171
       Harris Corp............................       2,518         72,367
       Motorola, Inc..........................     185,788      3,227,138
       Verizon Communications, Inc............      76,909      2,721,040
                                                             ------------
                                                                7,989,716
                                                             ------------
     Tobacco -- 1.21%
       Altria Group, Inc......................      37,555      2,521,443
       Reynolds American, Inc.#...............       3,465        287,283
                                                             ------------
                                                                2,808,726
                                                             ------------
     Utilities - Communication -- 1.36%
       AT&T Corp..............................     160,889      3,023,104
       Sprint Corp............................       5,165        122,359
                                                             ------------
                                                                3,145,463
                                                             ------------
     Utilities - Electric -- 2.90%
       American Electric Power Co., Inc.......      69,500      2,480,455
       Exelon Corp............................      20,409        956,161
       FirstEnergy Corp.......................      73,759      3,267,524
                                                             ------------
                                                                6,704,140
                                                             ------------
     Utilities - Gas, Distribution -- 0.86%
       Nicor, Inc.#...........................      50,095      1,978,752
                                                             ------------
     Utilities - Gas, Pipeline -- 0.08%
       National Fuel Gas Co...................       6,858        192,024
                                                             ------------
     Total Common Stock
        (Cost $213,737,579)...................                229,718,790
                                                             ------------
     PREFERRED STOCK -- 0.39%
     Automotive -- 0.21%
       Ford Motor Co. Capital Trust II#
        6.50%.................................       8,000        324,800
       General Motors Corp., Series B
        5.25%.................................       9,646        168,130
                                                             ------------
                                                                  492,930
                                                             ------------
     Electronics/Electrical Equipment -- 0.18%
       Xerox Corp. 6.25%......................       3,500        416,500
                                                             ------------
     Total Preferred Stock
        (Cost $990,534).......................                    909,430
                                                             ------------
     Total Long-Term Investment Securities
        (Cost $214,728,113)...................                230,628,220
                                                             ------------
     SHORT-TERM INVESTMENTS -- 7.34%
     Collective Investment Pool -- 7.34%
       Securities Lending Quality Trust(1)
        (Cost $16,989,701).................... $16,989,701     16,989,701
                                                             ------------
     TOTAL INVESTMENTS
        (Cost $231,717,814)(2)................      107.03%   247,617,921
     Liabilities in excess of other assets....       (7.03)%  (16,266,434)
                                               -----------   ------------
     NET ASSETS --                                  100.00%  $231,351,487
                                               ===========   ============

 May 31, 2005 INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED   39

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
(3)Fair valued security (see Note 3).

See Notes to Financial Statements

 40   INFLATION PROTECTED FUND - PORTFOLIO PROFILE (Unaudited)    May 31, 2005

Industry Allocation*

                         Government Obligations  52.24%
                         Government Agencies...  30.34%
                         Time Deposit..........  13.95%
                         Financial Services....   2.83%
                         Finance Companies.....   2.76%
                         Insurance.............   1.37%
                         Conglomerates.........   0.55%
                         Banks.................   0.51%
                         Broadcasting..........   0.46%
                         Mining................   0.46%
                         Beverages.............   0.28%
                                                ------
                                                105.75%
                                                ======

Credit Quality+#

                         Government - Agency..  33.09%
                         Government - Treasury  56.89%
                         AA...................   2.96%
                         A....................   5.44%
                         BBB..................   1.62%
                                               ------
                                               100.00%
                                               ======

*  Calculated as a percentage of Net Assets.
+  Source: Standard and Poors
# Calculated as percentage of total debt issues, excluding short term securities.

 May 31, 2005     INFLATION PROTECTED FUND - SCHEDULE OF INVESTMENTS       41


                                                    Principal    Value
                                                     Amount     (Note 3)
       ------------------------------------------------------------------
       CORPORATE BONDS -- 8.16%
       Beverages -- 0.28%
         Anheuser-Busch Cos., Inc.:
          5.95% due 01/15/33....................... $   27,000 $   30,205
                                                               ----------
       Broadcasting -- 0.46%
         Cox Communications, Inc.:
          5.50% due 10/01/15.......................     50,000     50,585
                                                               ----------
       Finance Companies -- 2.76%
         Allstate Life Global Funding Trust:
          4.06% due 03/01/10(2)....................    150,000    148,101
         SLM Corp., Series A:
          5.14% due 11/21/13(2)....................    150,000    152,144
                                                               ----------
                                                                  300,245
                                                               ----------
       Financial Services -- 2.83%
         Lehman Brothers Holdings, Inc., Series G:
          5.56% due 06/10/14(2)....................    150,000    155,043
         Morgan Stanley, Series C:
          5.01% due 06/01/11(2)....................    150,000    152,151
                                                               ----------
                                                                  307,194
                                                               ----------
       Insurance -- 1.37%
         Principal Life Income Funding Trust:
          4.06% due 04/01/08(2)....................    150,000    148,983
                                                               ----------
       Mining -- 0.46%
         Newmont Mining Corp.:
          5.88% due 04/01/35.......................     50,000     50,216
                                                               ----------
       Total Corporate Bonds
          (Cost $889,733)..........................               887,428
                                                               ----------
       FOREIGN BONDS & NOTES -- 0.55%
       Conglomerates -- 0.55%
         Tyco International Group SA:
          6.88% due 01/15/29
          (Cost $56,095)...........................     50,000     59,397
                                                               ----------
       UNITED STATES GOVERNMENT BONDS -- 82.58%
       Government Agencies -- 30.34%
         Federal Home Loan Bank:
          2.95% due 09/14/06.......................    145,000    143,645
         Federal Home Loan Mtg. Corp.:
          4.50% due 01/15/15.......................    150,000    152,322
          6.25% due 07/15/32.......................    500,000    617,199
         Federal National Mtg. Assoc.:
          5.25% due 02/17/09(2)....................  1,500,000  1,498,185

                                                  Principal      Value
                                                   Amount       (Note 3)

      --------------------------------------------------------------------
      Government Agencies (continued)
        Tennessee Valley Authority:
         3.38% due 01/15/07(3).................. $  853,825   $   887,039
                                                              -----------
                                                                3,298,390
                                                              -----------
      Government Obligations -- 52.24%
        United States Treasury Bonds:
         2.00% due 07/15/14 TIPS(3).............    558,750       578,219
         2.38% due 01/15/25 TIPS(3).............  3,470,404     3,809,039
         5.38% due 02/15/31.....................     25,000        28,953
        United States Treasury Notes:
         0.88% due 04/15/10 TIPS(3).............    153,014       150,049
         1.63% due 01/15/15 TIPS(3).............  1,113,326     1,114,195
                                                              -----------
                                                                5,680,455
                                                              -----------
      Total United States Government Bonds
         (Cost $8,869,516)......................                8,978,845
                                                              -----------
      PREFERRED STOCK -- 0.51%
      Banks -- 0.51%
        RBS Capital Trust II:
         6.43% due 12/29/49(1)
         (Cost $52,920).........................     50,000        55,104
                                                              -----------
      Total Long-Term Investment Securities
         (Cost $9,868,264)......................                9,980,774
                                                              -----------
      SHORT-TERM INVESTMENT SECURITIES -- 13.95%
      Time Deposit -- 13.95%
        State Street Euro Dollar Time Deposit:
         2.50% due 06/01/05
         (Cost $1,517,000)......................  1,517,000     1,517,000
                                                              -----------
      TOTAL INVESTMENTS
         (Cost $11,385,264)(4)..................     105.75%   11,497,774
      Liabilities in excess of other assets.....      (5.75)%    (624,772)
                                                 ----------   -----------
      NET ASSETS --                                  100.00%  $10,873,002
                                                 ==========   ===========

--------
TIPS Treasury Inflation Protected Security
(1)Variable rate security -- the rate reflected is as of May 31, 2005; maturity date reflects next reset date.
(2)Floating rate security where the rate fluctuates based on the Consumer Price Index.
(3)Principal amount of security is adjusted for inflation.
(4)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 42  INTERNATIONAL EQUITIES FUND - PORTFOLIO PROFILE (Unaudited)  May 31, 2005

Industry Allocation*

                   Banks.............................  16.24%
                   Oil & Gas.........................   7.74%
                   Drugs.............................   7.57%
                   Telecommunications................   7.12%
                   Automotive........................   4.40%
                   Electronics/Electrical Equipment..   4.14%
                   Repurchase Agreement..............   4.01%
                   Insurance.........................   3.99%
                   Retail............................   3.70%
                   Utilities -- Electric.............   3.29%
                   Foods.............................   3.14%
                   Real Estate.......................   2.40%
                   Chemical..........................   2.34%
                   Commercial Services...............   2.17%
                   Metals............................   2.08%
                   Conglomerates.....................   1.88%
                   Collective Investment Pool........   1.86%
                   Building Materials................   1.73%
                   Financial Services................   1.73%
                   Freight...........................   1.52%
                   Leisure & Tourism.................   1.34%
                   Machinery.........................   1.25%
                   Tobacco...........................   1.20%
                   Mining............................   1.16%
                   Beverages.........................   1.15%
                   Exchange-Traded Funds.............   1.09%
                   Information Processing -- Software   0.78%
                   Finance Companies.................   0.70%
                   Multimedia........................   0.69%
                   Publishing........................   0.67%
                   Information Processing -- Hardware   0.65%
                   Household Products................   0.64%
                   Water Services....................   0.56%
                   Semiconductors....................   0.53%
                   Aerospace/Defense.................   0.49%
                   Paper/Forest Products.............   0.46%
                   Broadcasting......................   0.43%
                   Airlines..........................   0.37%
                   Railroads & Equipment.............   0.35%
                   Medical Technology................   0.34%
                   Apparel & Products................   0.32%
                   Information Processing -- Services   0.32%
                   Healthcare........................   0.30%
                   Advertising.......................   0.27%
                   Home Builders.....................   0.26%
                   Photography.......................   0.20%
                   Real Estate Investment Trusts.....   0.17%
                   Human Resources...................   0.16%
                   Government Obligations............   0.15%
                   Utilities -- Gas, Distribution....   0.14%
                   Textile -- Products...............   0.12%
                   Appliances/Furnishings............   0.08%
                   Hospital Supplies.................   0.08%
                   Heavy Duty Trucks/Parts...........   0.03%
                   Hardware & Tools..................   0.02%
                   Consumer Services.................   0.01%
                   Pollution Control.................   0.01%
                                                      ------
                                                      100.54%
                                                      ======

*  Calculated as a percentage of Net Assets.
Country Allocation*

                             Japan.........  24.34%
                             United Kingdom  22.18%
                             France........   8.23%
                             United States.   7.17%
                             Switzerland...   6.05%
                             Germany.......   5.98%
                             Australia.....   4.73%
                             Netherlands...   4.32%
                             Italy.........   3.55%
                             Spain.........   3.53%
                             Sweden........   2.10%
                             Hong Kong.....   1.39%
                             Finland.......   1.36%
                             Belgium.......   1.19%
                             Singapore.....   0.77%
                             Ireland.......   0.76%
                             Denmark.......   0.70%
                             Norway........   0.56%
                             Greece........   0.51%
                             Austria.......   0.36%
                             Portugal......   0.27%
                             New Zealand...   0.20%
                             Bermuda.......   0.16%
                             Luxembourg....   0.12%
                             Cayman Islands   0.01%
                                            ------
                                            100.54%
                                            ======

 May 31, 2005    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     43


                                                                 Value
                                                     Shares   (Note 3)(1)
       ------------------------------------------------------------------
       COMMON STOCK -- 93.21%
       Advertising -- 0.27%
         Aegis Group, PLC..........................    55,582 $   98,380
         Asatsu-DK, Inc............................     1,100     31,584
         Dentsu, Inc...............................        56    138,828
         Hakuhodo DY Holdings, Inc.................     1,000     69,931
         Pagesjaunes Groupe........................     6,200    149,842
         Publicis Groupe...........................     6,795    199,162
         WPP Group, PLC............................    58,851    628,453
                                                              ----------
                                                               1,316,180
                                                              ----------
       Aerospace/Defense -- 0.49%
         BAE Systems, PLC..........................   159,435    779,231
         Cobham, PLC...............................     5,543    141,918
         European Aeronautic Defense and Space Co..    12,063    356,534
         Finmeccanica SpA..........................   293,344    267,001
         Meggitt PLC...............................    21,338    113,287
         Rolls Royce Group, PLC+...................    76,201    375,262
         Rolls-Royce Group, PLC, Class B........... 3,167,900      5,756
         Sagem SA..................................     8,374    158,639
         Thales SA.................................     3,840    153,285
         Zodiac SA.................................     1,893     91,902
                                                              ----------
                                                               2,442,815
                                                              ----------
       Airlines -- 0.37%
         Air France-KLM............................     6,020     95,605
         All Nippon Airways Co., Ltd...............    16,000     50,331
         Auckland International Airport, Ltd.......    48,532     69,792
         BAA, PLC..................................    53,195    601,529
         British Airways, PLC+.....................    26,892    133,827
         Cathay Pacific Airways, Ltd...............    51,000     92,390
         Deutsche Lufthansa AG.....................    11,371    143,360
         Flughafen Wien AG.........................       522     33,439
         Iberia Lineas Aereas de Espana SA.........    23,280     73,556
         Japan Airlines Corp.......................    21,000     60,228
         Kobenhavns Lufthavne A/S..................       225     49,833
         Qantas Airways, Ltd.......................    45,459    110,275
         Ryanair Holdings, PLC+....................     3,622     28,800
         Ryanair Holdings, PLC Sponsored ADR+#.....     1,149     52,498
         SAS AB+...................................     3,700     33,293
         Singapore Airlines, Ltd...................    27,000    185,959
                                                              ----------
                                                               1,814,715
                                                              ----------
       Apparel & Products -- 0.32%
         Adidas-Salomon AG.........................     2,167    359,803
         Benetton Group SpA........................     3,157     28,798
         Billabong International, Ltd..............     6,657     62,147
         Esprit Holdings, Ltd......................    47,500    339,041
         Gunze, Ltd................................     6,017     26,340
         Hagemeyer NV+.............................    25,632     60,807
         Hermes International......................       460     89,029
         Kose Corp.................................     1,000     33,814
         Luxottica Group SpA.......................     6,785    140,985
         Onward Kashiyama Co., Ltd.................     4,944     60,204
         Puma AG Rudolf Dassier Sport..............       821    208,001
         Tokyo Style Co., Ltd......................     2,000     20,372
         Wacoal Corp...............................     4,000     53,334
         World Co., Ltd............................     1,200     39,377
         Yue Yuen Industrial Holdings..............    24,500     72,519
                                                              ----------
                                                               1,594,571
                                                              ----------
       Appliances/Furnishings -- 0.08%
         Electrolux AB.............................    14,100    307,636
         Kokuyo Co., Ltd...........................     2,462     31,563
         MFI Furniture, PLC........................    29,293     56,917
                                                              ----------
                                                                 396,116
                                                              ----------
       Automotive -- 4.31%
         Aisin Seiki Co., Ltd......................     5,900    130,896
         Autobacs Seven Co., Ltd...................       855     26,728

                                                                       Value
                                                            Shares  (Note 3)(1)

 ------------------------------------------------------------------------------
 Automotive (continued)
   Bridgestone Corp........................................  75,000 $ 1,476,392
   Compagnie Generale des Etablissements Michelin, Class B.   7,121     449,594
   Continental AG..........................................   6,499     460,259
   DaimlerChrysler AG......................................  42,758   1,715,295
   Denso Corp..............................................  68,300   1,548,668
   Fiat SpA+...............................................  23,852     160,441
   GKN, PLC................................................  36,541     167,179
   Honda Motor Co., Ltd....................................  24,200   1,197,216
   Inchcape, PLC...........................................   3,758     133,654
   Isuzu Motors, Ltd....................................... 400,000   1,040,441
   Jardine Cycle & Carriage, Ltd...........................   6,059      44,682
   Koyo Seiko Co., Ltd.....................................   5,000      64,899
   NGK Spark Plug Co., Ltd.................................   5,455      61,350
   NHK Spring Co., Ltd..................................... 200,000   1,657,435
   Nissan Motor Co., Ltd...................................  69,300     677,848
   NOK Corp................................................   3,200      86,552
   Peugoet SA..............................................   7,848     469,573
   Pirelli & C. SpA........................................ 141,516     156,239
   Renault SA..............................................   9,198     787,174
   Sanden Corp.............................................   3,803      15,709
   Scania AB...............................................   4,700     171,332
   Sumitomo Rubber Industries, Inc.........................   5,000      53,255
   Suzuki Motor Corp.......................................  80,000   1,305,118
   Toyoda Gosei Co., Ltd...................................   2,000      35,000
   Toyota Motor Corp....................................... 163,549   5,794,795
   Trelleborg AB...........................................   4,029      62,515
   USS Co., Ltd............................................     730      45,933
   Valeo SA+...............................................   3,741     156,605
   Volkswagen AG...........................................  11,135     489,415
   Volvo AB, Class A.......................................   4,800     188,895
   Volvo AB, Class B.......................................  11,200     455,822
                                                                    -----------
                                                                     21,286,909
                                                                    -----------
 Banks -- 16.24%
   77 Bank, Ltd............................................   9,000      56,660
   ABN AMRO Holding NV.....................................  86,717   2,012,704
   Allied Irish Banks, PLC.................................  43,014     891,666
   Alpha Bank AE...........................................  13,730     379,755
   Australia & New Zealand Banking Group, Ltd.@............  90,591   1,467,682
   Banca Antonveneta SpA...................................  11,453     365,450
   Banca Intesa SpA........................................ 161,597     754,471
   Banca Intesa SpA-RNC....................................  46,316     194,839
   Banca Monte dei Paschi di Siena SpA.....................  54,723     196,393
   Banca Nazionale del Lavoro SpA+.........................  67,291     226,605
   Banca Popolare di Milano SCRL...........................  19,582     198,355
   Banche Popolari Unite SCRL..............................  16,745     339,316
   Banco Bilbao Vizcaya Argentaria SA...................... 168,413   2,639,527
   Banco BPI SA............................................  15,096      57,016
   Banco Comercial Portugues SA............................  97,076     250,709
   Banco Espirto Santo SA..................................   5,215      81,796
   Banco Popolare Di Verona e Novara SCRL..................  18,404     333,232
   Banco Popular Espanol SA................................   8,451     502,990
   Banco Santander Central Hispano SA...................... 295,101   3,362,804
   Bank Austria Creditanstalt AG...........................   1,825     179,059
   Bank of East Asia, Ltd..................................  70,200     205,891
   Bank of Fukuoka, Ltd....................................  17,145     104,688
   Bank of Ireland.........................................  47,996     726,485
   Bank Of Kyoto, Ltd......................................   8,000      67,370
   Bank of Yokohama, Ltd...................................  37,000     211,753
   Barclays, PLC........................................... 320,548   3,036,144
   Bayerische Hypo-und Vereinsbank AG+.....................  27,963     689,289
   BNP Paribas SA..........................................  39,569   2,659,464
   BOC Hong Kong Holdings, Ltd............................. 183,500     338,964
   Capitalia SpA...........................................  71,365     372,842
   Chiba Bank, Ltd......................................... 186,000   1,263,919
   Close Brothers Group, PLC...............................   6,448      83,446
   Commerzbank AG..........................................  22,269     484,824
   Commonwealth Bank of Australia..........................  63,284   1,768,868

 44    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    May 31, 2005
                              CONTINUED


                                                                  Value
                                                       Shares  (Note 3)(1)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Banks (continued)
       Credit Agricole SA.............................  32,933 $   853,451
       Credit Suisse Group............................  60,291   2,412,932
       Danske Bank A/S................................  21,700     622,344
       DBS Group Holdings, Ltd........................  55,000     458,362
       Depfa Bank, PLC................................  17,533     281,265
       Deutsche Bank AG...............................  24,149   1,876,729
       Dexia (Brussels)...............................  28,435     616,278
       Dexia (Paris)+.................................   1,290          16
       DNB NOR ASA....................................  32,760     316,930
       EFG Eurobank Ergasias SA.......................   9,350     287,825
       Emporiki Bank of Greece SA+....................   2,615      80,099
       Erste Bank Der Oesterreichischen Sparkassen AG.   6,595     324,412
       FinecoGroup SpA................................   7,839      67,197
       Gunma Bank, Ltd................................  12,000      71,483
       Hang Seng Bank, Ltd............................  37,888     508,199
       HBOS, PLC...................................... 194,982   2,836,821
       Hokuhoku Financial Group, Inc..................  34,177     108,931
       HSBC Holdings, PLC............................. 555,676   8,798,916
       Hypo Real Estate Holding AG....................   6,477     255,756
       Joyo Bank, Ltd................................. 271,723   1,380,636
       KBC Bankverzekeringsholding....................   9,094     737,189
       Lloyds TSB Group, PLC.......................... 277,929   2,287,247
       Macquarie Bank, Ltd............................  11,110     420,671
       Mediobanca SpA.................................  23,487     408,694
       Mitsubishi Tokyo Financial Group, Inc..........     150   1,244,579
       Mitsui Trust Holdings, Inc.....................  16,000     156,274
       Mizuho Financial Group, Inc....................     667   3,143,262
       National Australia Bank, Ltd...................  77,384   1,839,531
       National Bank of Greece SA.....................  13,171     439,751
       Nishi Nippon Bank+.............................  14,000      57,788
       Nordea Bank AB................................. 105,590     964,582
       Oversea-Chinese Banking Corp...................  52,000     433,497
       Overseas Union Enterprise, Ltd.................   3,000      15,004
       Piraeus Bank SA................................   8,444     151,031
       Resona Holdings, Inc.+......................... 139,000     265,030
       Royal Bank of Scotland Group, PLC.............. 157,573   4,625,115
       Sanpaolo IMI SpA...............................  54,948     760,748
       Shinsei Bank, Ltd..............................  30,000     151,696
       Shizuoka Bank, Ltd.............................  18,163     156,700
       Skandinaviska Enskilda Banken AB...............  21,600     371,315
       Societe Generale, Class A......................  16,557   1,626,433
       Sumitomo Mitsui Financial Group, Inc...........     364   2,355,939
       Sumitomo Trust & Banking Co., Ltd..............  38,000     225,183
       Suncorp-Metway, Ltd............................  26,921     397,445
       Suruga Bank, Ltd...............................   7,000      57,234
       Svenska Handelsbanken AB, Series A.............  25,800     557,876
       UBS AG.........................................  53,101   4,092,953
       UFJ Holdings, Inc.+............................     118     596,473
       UniCredito Italiano SpA........................ 219,554   1,135,190
       United Overseas Bank, Ltd......................  57,000     488,879
       Westpac Banking Corp...........................  89,226   1,321,746
       Wing Hang Bank, Ltd............................   9,000      64,258
                                                               -----------
                                                                80,212,871
                                                               -----------
     Beverages -- 1.15%
       Asahi Breweries, Ltd...........................  11,895     144,373
       Carlsberg A/S, Class B.........................   1,550      75,852
       Coca Cola Hellenic Bottling Co. SA.............   5,320     140,088
       Coca-Cola Amatil, Ltd..........................  25,846     153,029
       Coca-Cola West Japan Co., Ltd..................   1,300      29,104
       Diageo, PLC.................................... 149,299   2,143,032
       Foster's Group, Ltd............................  99,405     404,244
       Fraser and Neave, Ltd..........................   9,240      87,000
       Heineken NV....................................  12,167     385,480
       InBev NV.......................................   9,047     298,798
       Ito En, Ltd....................................   1,000      47,607
       Kirin Brewery Co., Ltd.........................  24,937     244,164
       Lion Nathan, Ltd...............................  14,592      80,792

                                                                 Value
                                                      Shares  (Note 3)(1)

       ------------------------------------------------------------------
       Beverages (continued)
         Pernod-Ricard...............................   2,450 $  378,416
         SABMiller, PLC..............................  43,747    671,176
         Sapporo Holdings, Ltd.......................   9,000     44,877
         Scottish & Newcastle, PLC...................  37,758    326,295
         Southcorp, Ltd..............................       1          3
         Takara Holdings, Inc........................   5,794     36,646
                                                              ----------
                                                               5,690,976
                                                              ----------
       Broadcasting -- 0.43%
         Antena 3 de Television SA...................   3,864     77,219
         British Sky Broadcasting Group, PLC.........  61,225    606,617
         Fuji Television Network, Inc................      16     32,798
         ITV, PLC.................................... 203,376    423,218
         Mediaset SpA................................  41,068    483,993
         Modern Times Group AB, Class B+.............   2,500     76,849
         Premiere AG+................................   2,200     76,668
         Sky Network Television, Ltd.................   4,835     22,420
         Societe Television Francaise 1..............   5,866    158,731
         Sogecable SA+...............................   1,990     72,646
         Tandberg Televisjo+.........................   3,000     34,384
         Television Broadcasts, Ltd..................  15,000     75,952
                                                              ----------
                                                               2,141,495
                                                              ----------
       Building Materials -- 1.73%
         Amec, PLC...................................  16,492    100,617
         Asahi Glass Co., Ltd........................  30,249    327,073
         Boral, Ltd..................................  28,925    129,310
         Bouygues SA.................................   9,901    380,665
         BPB, PLC....................................  24,828    231,273
         Central Glass Co., Ltd......................   6,000     38,159
         Cimpor Cimentos de Portugal SA..............  10,013     53,596
         Compagnie de Saint-Gobain...................  15,242    876,261
         CRH, PLC....................................  26,374    666,013
         CSR, Ltd....................................  45,533     85,009
         Daikin Industries, Ltd......................   7,310    178,173
         Fletcher Building, Ltd......................  22,954    100,812
         FLS Industries A/S..........................   1,400     26,046
         Fomento de Construcciones y Contratas SA....   2,270    124,968
         Geberit AG..................................     196    128,753
         Hanson, PLC.................................  36,286    334,720
         HeidelbergCement AG.........................   3,509    224,839
         Holcim, Ltd.................................   9,135    555,157
         Imerys SA...................................   1,576    113,523
         Italcementi SpA.............................   3,518     54,295
         James Hardie Industries NV..................  22,810    115,460
         JS Group Corp...............................   7,175    122,101
         Kawasaki Heavy Industries, Ltd..............  37,842     67,663
         Kingspan Group PLC..........................   5,831     67,812
         Lafarge SA..................................   8,488    770,997
         Matsushita Electric Works, Ltd..............  11,000     90,934
         Mitsui Engineering & Shipbuilding Co., Ltd..  22,668     48,881
         New World Development, Ltd.................. 111,000    115,933
         Nippon Sheet Glass Co., Ltd.................  13,067     51,085
         Nishimatsu Construstion Co., Ltd............   8,571     28,894
         NKT Holding A/S.............................     927     36,017
         Obayashi Corp...............................  18,861     95,400
         Okumura Corp................................   5,977     32,217
         Pilkington, PLC.............................  51,314    107,879
         Rinker Group, Ltd...........................  46,748    433,076
         Rinnai Corp.................................   1,100     27,647
         Sanwa Shutter Corp..........................   6,000     33,551
         SembCorp Industries Ltd.....................  46,360     63,041
         Skanska AB..................................  18,470    231,387
         Sumitomo Osaka Cement Co., Ltd..............  12,796     30,718
         Taiheiyo Cement Corp........................  27,000     69,847
         Taisei Corp.................................  28,384     93,960
         Technical Olympic SA........................   3,950     22,652

 May 31, 2005   INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    45
                                       CONTINUED


                                                                   Value
                                                        Shares  (Note 3)(1)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Building Materials (continued)
       Tenon, Ltd.+....................................       1 $         2
       Titan Cement Co. SA.............................   2,860      84,808
       Toda Corp.......................................   6,683      27,341
       Travis Perkins, PLC.............................   5,600     176,641
       Uponor Oyj......................................   3,000      55,613
       Wienerberger AG.................................   3,132     138,876
       Wolseley, PLC...................................  29,268     598,730
                                                                -----------
                                                                  8,568,425
                                                                -----------
     Chemical -- 2.29%
       Akzo Nobel NV...................................  13,501     529,956
       Asahi Kasei Corp................................  38,549     187,847
       BASF AG.........................................  26,881   1,781,850
       BOC Group, PLC..................................  24,806     453,100
       Ciba Specialty Chemicals AG.....................   3,341     198,559
       Clariant AG+....................................  11,431     160,066
       Daicel Chemical Industries, Ltd.................   9,427      48,893
       Dainippon Ink and Chemicals, Inc................  20,180      59,582
       Denki Kagaku Kogyo Kabushiki Kaisha.............  15,226      53,055
       DSM NV..........................................   3,761     251,914
       Hitachi Chemical Co., Ltd.......................   3,200      57,987
       Imperial Chemical Industries, PLC...............  59,163     273,232
       Ishihara Sangyo Kaisha, Ltd.....................   9,000      19,768
       Johnson Matthey, PLC............................  10,941     194,588
       JSR Corp........................................   5,500     115,453
       Kaneka Corp.....................................   9,081      94,397
       Kansai Paint Co., Ltd...........................   8,000      49,714
       Kingboard Chemicals Holdings, Ltd...............  25,000      76,124
       L'Air Liquide SA................................   5,422     942,396
       Lonza Group AG..................................   1,880     114,711
       Mitsubishi Chemical Corp........................  54,401     155,549
       Mitsubishi Gas Chemical Co., Inc................  12,864      63,355
       Mitsui Chemicals, Inc...........................  20,000     113,463
       Nippon Kayaku Co., Ltd..........................   5,000      26,971
       Nippon Shokubai Co., Ltd........................   4,502      36,042
       Nissan Chemical Industries, Ltd.................   5,000      51,212
       Nitto Denko Corp................................  32,007   1,791,776
       Orica, Ltd......................................  13,646     161,841
       Sekisui Chemical Co., Ltd.......................  14,925     103,425
       Shin-Etsu Chemical Co., Ltd.....................  11,126     410,385
       Showa Denko K.K.................................  31,798      75,447
       Solvay SA.......................................   3,151     341,655
       Sumitomo Bakelite Co., Ltd......................   6,000      37,308
       Sumitomo Chemical Co., Ltd......................  46,000     215,345
       Syngenta AG+....................................   5,311     549,190
       Taiyo Nippon Sanso Corp.........................   9,000      44,927
       Tokuyama Corp...................................   7,000      51,854
       Tosoh Corp...................................... 285,718   1,161,166
       Ube Industries, Ltd.............................  26,463      49,900
       Yara International ASA..........................  10,304     152,364
       Zeon Corp.......................................   6,000      52,220
                                                                -----------
                                                                 11,308,587
                                                                -----------
     Commercial Services -- 2.17%
       ABB, Ltd.+......................................  97,684     637,335
       Abertis Infraestructuras SA.....................  10,220     228,031
       Acciona SA......................................   1,421     130,216
       ACS, Actividades de Construccion y Servicios SA.  12,268     326,165
       Aggreko, PLC....................................  12,654      44,627
       Ansell, Ltd.....................................   7,118      49,360
       Autoroutes du Sud de la France..................   2,868     147,878
       Autostrade SpA..................................  14,197     369,531
       Balfour Beatty, PLC.............................  21,050     123,678
       Benesse Corp....................................   2,014      63,900
       Brambles Industries, Ltd........................  48,074     287,897
       Brambles Industries, PLC........................  35,945     196,357
       Brisa-Auto Estradas de Portugal SA..............  16,392     127,683
       Bunzl, PLC......................................  22,350     218,396

                                                                       Value
                                                            Shares  (Note 3)(1)

 ------------------------------------------------------------------------------
 Commercial Services (continued)
   Canon Sales Co., Inc....................................   3,000 $    53,191
   Cap Gemini SA+..........................................   6,199     197,335
   Cheung Kong Infrastructure Holdings, Ltd................  23,000      69,031
   Chiyoda Corp............................................   4,000      47,948
   Cintra Concesiones de Infrastructuras de Transporte SA+.   9,757     106,323
   COMSYS Holdings Corp....................................   3,737      31,560
   Cookson Group, PLC+.....................................   9,406      55,510
   Dai Nippon Printing Co., Ltd............................  20,000     315,560
   Davis Service Group, PLC................................  10,071      80,986
   De La Rue, PLC..........................................   9,125      62,731
   Downer EDI, Ltd.........................................  13,600      54,237
   Group 4 Securicor, PLC+.................................  56,529     141,075
   Grupo Ferrovial SA......................................   3,134     192,848
   Hays, PLC...............................................  84,063     189,725
   Hellenic Technodomiki Tev SA............................   4,785      25,075
   Hochtief AG.............................................   2,950     100,220
   Intertek Group, PLC.....................................   7,686     105,474
   ISS A/S.................................................      50       3,832
   Itochu Techno-Science Corp..............................     900      28,918
   JGC Corp................................................   7,282      82,192
   Kajima Corp.............................................  28,000      95,527
   Kinden Corp.............................................   5,036      37,259
   Leighton Holdings, Ltd..................................   6,772      52,818
   Li & Fung, Ltd..........................................  86,000     165,600
   Linde AG+...............................................   4,148     281,501
   Macquarie Infrastructure Group.......................... 107,525     314,854
   Marubeni Corp...........................................  42,000     132,599
   Mitsubishi Logistics Corp...............................   4,000      38,150
   Nichii Gakkan Co........................................     700      17,133
   Rank Group, PLC.........................................  30,995     150,891
   Rentokil Initial, PLC...................................  89,903     241,242
   Sanef+..................................................   1,100      56,648
   Securitas AB............................................  14,500     241,351
   SembCorp Marine, Ltd....................................  25,000      31,407
   Serco Group, PLC........................................  23,006     105,301
   SGS SA..................................................     213     149,489
   Shimizu Corp............................................  18,559      82,301
   Singapore Post, Ltd.....................................  67,000      36,974
   Singapore Technologies Engineering, Ltd.................  65,000      93,565
   Smiths Group, PLC.......................................  27,939     446,394
   Societe Des Autoroutes Paris-Rhin-Rhone.................   1,650      90,081
   Takuma Co., Ltd.........................................   2,066      14,322
   TIS, Inc................................................   1,168      38,280
   Toppan Printing Co., Ltd................................  17,477     177,522
   Toyo Seikan Kaisha, Ltd.................................   5,026      87,173
   Toyota Tsusho Corp...................................... 120,000   2,027,955
   Transurban Group........................................  39,215     214,614
   VA Technologie AG.......................................     486      37,438
   Vinci SA................................................   3,583     268,318
   YIT-Yhtyma Oyj..........................................   3,000      96,906
                                                                    -----------
                                                                     10,718,438
                                                                    -----------
 Conglomerates -- 1.88%
   Amano Corp..............................................   2,148      22,261
   DCC, PLC................................................   3,990      79,038
   Futuris Corp., Ltd......................................  26,275      33,422
   Groupe Bruxelles Lambert SA.............................   3,433     291,953
   Haw Par Corp., Ltd......................................   5,695      18,101
   Hutchison Whampoa, Ltd.................................. 105,000     911,311
   Invensys, PLC+.......................................... 282,467      57,632
   Itochu Corp.............................................  46,000     221,824
   Keppel Corp., Ltd.......................................  27,000     187,665
   LVMH Moet Hennessy Louis Vuitton SA.....................  12,166     867,844
   Mitsubishi Corp......................................... 151,001   1,992,009
   Patrick Corp., Ltd......................................  32,294     138,328
   Siemens AG..............................................  39,831   2,907,714
   Sumitomo Corp...........................................  32,000     255,393
   Swire Pacific, Ltd......................................  45,816     392,896

 46    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    May 31, 2005
                              CONTINUED


                                                               Value
                                                    Shares  (Note 3)(1)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Conglomerates (continued)
          Tomkins, PLC.............................  38,435 $   187,850
          Wesfarmers, Ltd..........................  18,692     516,399
          Wharf Holdings, Ltd......................  60,000     195,691
                                                            -----------
                                                              9,277,331
                                                            -----------
        Consumer Service -- 0.01%
          Noble Group Ltd..........................  40,000      35,486
                                                            -----------
        Drugs -- 7.57%
          Alfresa Holdings Corp....................     800      36,747
          Astellas Pharma, Inc.....................  16,400     584,657
          AstraZeneca, PLC.........................  81,118   3,447,429
          Bayer AG.................................  32,646   1,095,867
          Celesio AG...............................   1,900     156,225
          Chugai Pharmaceutical Co., Ltd...........   8,536     125,804
          CSL, Ltd.................................   9,841     213,957
          Daiichi Pharmaceutical Co., Ltd..........   7,100     159,109
          Eisai Co., Ltd...........................  48,706   1,646,183
          Elan Corp., PLC (Dublin)+................  14,590     111,848
          Elan Corp., PLC (London)+................   4,802      36,683
          GlaxoSmithKline, PLC..................... 291,220   7,190,349
          H. Lundbeck A/S..........................   2,900      72,660
          Hisamitsu Pharmaceutical Co., Inc........  48,000   1,197,291
          Kaken Pharmaceutical Co., Ltd............   3,214      21,005
          Kyowa Hakko Kogyo Co., Ltd...............  10,265      65,188
          Mayne Group, Ltd.........................  31,995     111,554
          MEDICEO Holdings Co., Ltd................   4,100      54,741
          Merck KGaA...............................   2,282     176,428
          Novartis AG.............................. 117,245   5,719,940
          Novo-Nordisk A/S.........................  11,950     615,189
          Omega Pharma SA..........................     981      49,856
          Ono Pharmaceutical Co., Ltd..............  26,000   1,191,259
          Orion Oyj, Class B.......................   3,600      70,144
          Roche Holding AG.........................  34,894   4,395,260
          Sankyo Co., Ltd..........................  12,100     246,105
          Sanofi-Aventis...........................  52,575   4,737,789
          Santen Pharmaceutical Co., Ltd...........   3,000      67,720
          Schering AG..............................   8,198     514,636
          Serono SA................................     291     177,511
          Shionogi & Co., Ltd......................  10,507     144,028
          Suzuken Co., Ltd.........................   1,900      50,466
          Taisho Pharmaceutical Co., Ltd...........   5,000      95,069
          Takeda Pharmaceutical Co., Ltd...........  27,200   1,308,226
          Tanabe Seiyaku Co........................   7,000      72,557
          Tsumura & Co.............................  70,000   1,220,846
          UCB SA...................................   4,348     198,526
                                                            -----------
                                                             37,378,852
                                                            -----------
        Electronics/Electrical Equipment -- 4.14%
          Advantest Corp...........................   2,310     173,188
          Alps Electric Co., Ltd...................   5,449      82,302
          Anritsu Corp.............................   3,000      18,033
          Bang & Olufsen A/S.......................     575      36,981
          Barco NV.................................     557      40,442
          Canon, Inc...............................  23,100   1,249,556
          Dainippon Screen Manufacturing Co., Ltd.. 176,401   1,200,613
          Electrocomponents, PLC...................  21,617     102,330
          Epcos AG+................................   2,433      31,209
          Fanuc, Ltd...............................   5,500     339,159
          Fuji Electric Holdings Co., Ltd..........  17,000      51,663
          Fujikura, Ltd............................  11,000      55,774
          Furukawa Electric, Co., Ltd.+............  19,000      78,570
          Gamesa Corp. Tecnologica SA..............   5,437      73,559
          GN Store Nord A/S........................  10,900     125,162
          Hirose Electric Co., Ltd.................     981     103,955
          Hitachi Cable, Ltd.......................   6,000      25,896
          Hitachi, Ltd.............................  98,849     591,693
          Ibiden Co., Ltd..........................  81,000   2,087,838
          Johnson Electric Holdings, Ltd...........  73,000      68,296

                                                                Value
                                                     Shares  (Note 3)(1)

       -----------------------------------------------------------------
       Electronics/Electrical Equipment (continued)
         Keyence Corp...............................   1,000 $   218,265
         Koninklijke Philips Electronics NV.........  65,364   1,664,605
         Kyocera Corp...............................   5,043     386,992
         Mabuchi Motor Co., Ltd.....................     900      52,061
         Matsushita Electric Industrial Co., Ltd.... 148,000   2,203,452
         Minebea Co., Ltd...........................  11,125      45,192
         Mitsubishi Electric Corp...................  60,000     325,760
         Mitsumi Electric Co., Ltd..................   2,100      22,239
         Murata Manufacturing Co., Ltd..............   6,373     323,411
         NEC Corp...................................  56,441     311,694
         Neopost SA.................................   1,550     138,378
         NGK Insulators, Ltd........................   8,537      88,966
         Nippon Electric Glass Co., Ltd.............   6,000      93,094
         OCE NV.....................................   3,901      56,521
         Oki Electric Industry Co., Ltd.............  16,000      54,255
         Omron Corp.................................   6,584     144,539
         Pioneer Corp...............................   4,711      77,686
         Premier Farnell, PLC.......................  18,027      53,107
         Ricoh Co., Ltd.............................  21,000     341,896
         Sanyo Electric Co., Ltd....................  49,000     133,187
         Schneider Electric SA......................  11,234     825,957
         Secom Co., Ltd.............................   6,659     280,671
         Seiko Epson Corp...........................   3,400     112,944
         Sharp Corp................................. 114,330   1,770,154
         SMC Corp...................................   1,700     179,848
         Sony Corp..................................  28,362   1,057,955
         Stanley Electric Co., Ltd..................   4,700      72,879
         Sumitomo Electric Industries, Ltd..........  23,087     241,747
         Taiyo Yuden Co.............................   4,000      44,396
         TDK Corp...................................   3,600     261,565
         Thomson....................................  12,895     325,910
         Tokyo Seimitsu Co., Ltd....................  28,000   1,125,208
         Toshiba Corp...............................  88,618     363,339
         Ushio, Inc.................................   4,000      77,064
         Venture Corp, Ltd..........................  11,000      98,992
         Vestas Wind Systems A/S+...................   8,094     131,402
         Yamaha Corp................................   5,451      79,518
         Yaskawa Electric Corp.+....................   6,000      33,998
         Yokogawa Electric Corp.....................   6,300      77,675
                                                             -----------
                                                              20,432,741
                                                             -----------
       Finance Companies -- 0.70%
         Aeon Credit Service Co., Ltd...............     900      57,221
         Aiful Corp.................................  19,975   1,464,949
         Cattles, PLC...............................  16,325      94,360
         Credit Saison Co., Ltd.....................   4,854     161,230
         Macquarie Airports.........................  28,700      79,087
         Promise Co., Ltd...........................   2,700     167,700
         Sanyo Shinpan Finance Co., Ltd.............  18,000   1,247,255
         Takefuji Corp..............................   3,380     208,916
                                                             -----------
                                                               3,480,718
                                                             -----------
       Financial Services -- 1.73%
         3I Group, PLC..............................  30,506     383,018
         Acom Co., Ltd..............................   2,209     141,727
         Amvescap, PLC..............................  36,236     212,088
         Australian Stock Exchange, Ltd.............   5,102      87,997
         Babcock & Brown, Ltd.+.....................   7,500      64,640
         Banca Fideuram SpA.........................  14,608      72,100
         Challenger Financial Services Group, Ltd.+.  19,700      49,612
         D. Carnegie & Co. AB.......................   2,200      22,606
         Daiwa Securities Group, Inc................  39,045     246,991
         Deutsche Boerse AG.........................   4,997     367,246
         Euronext NV................................   4,245     143,338
         Fortis.....................................  58,151   1,579,725
         Hellenic Exchanges SA......................   2,300      18,337
         Hitachi Capital Corp.......................   1,600      30,825
         Hong Kong Exchanges & Clearing, Ltd........  52,000     127,290
         ICAP, PLC..................................  24,029     120,006

 May 31, 2005   INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    47
                                       CONTINUED


                                                                  Value
                                                       Shares  (Note 3)(1)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Financial Services (continued)
        Independent Newspapers, Ltd...................   6,343 $    27,799
        Irish Life & Permanent, PLC...................  13,394     222,492
        Jafco Co., Ltd................................   1,000      53,326
        London Stock Exchange, PLC....................  12,643     110,288
        Macquarie Communications Infrastructure Group.  16,144      76,819
        Man Group, PLC................................  14,543     348,148
        Matsui Securities Co., Ltd....................   4,000      46,179
        Mitsubishi Securities+........................   6,000      50,362
        MLP AG........................................   3,014      49,419
        Nikko Cordial Corp............................  48,000     210,041
        Nomura Holdings, Inc..........................  54,200     686,506
        OMX AB+.......................................   3,959      47,758
        ORIX Corp.....................................  15,400   2,215,661
        Perpetual Trustees Australia, Ltd.............   1,937      81,600
        Provident Financial, PLC......................  12,672     154,710
        Sampo Oyj.....................................  19,550     275,914
        Schroders, PLC................................   6,174      84,993
        SFE Corp., Ltd................................   6,651      50,637
        Shinko Securities Co., Ltd....................  15,000      45,746
        Singapore Exchange, Ltd.......................  37,000      42,163
        Tower, Ltd.+..................................  14,175      20,708
        Yamaichi Securities Co., Ltd. ADR+(4)(5)#.....   6,000           0
                                                               -----------
                                                                 8,568,815
                                                               -----------
      Foods -- 3.14%
        Ajinomoto Co., Inc............................  18,807     207,542
        Ariake Japan Co., Ltd.........................     700      16,499
        Axfood AB.....................................   1,500      37,276
        Cadbury Schweppes, PLC........................ 102,927   1,001,602
        Casino Guichard Perrachon SA..................   1,857     138,574
        Colruyt SA....................................     789     114,377
        Compass Group, PLC............................ 107,051     422,188
        Danisco A/S...................................   2,450     168,516
        Delhaize Group................................   3,501     205,354
        East Asiatic Co., Ltd. A/S....................     975      61,104
        Ebro Puleva SA................................   4,300      75,240
        Fyffes, PLC (Dublin)..........................  14,421      40,454
        Fyffes, PLC (London)..........................   1,079       3,098
        Greencore Group, PLC..........................   7,621      31,981
        Groupe Danone.................................  11,982   1,101,681
        House Foods Corp..............................   2,283      32,194
        Iaws Group, PLC+..............................   6,000      89,559
        Katokichi Co., Ltd............................   3,809      26,583
        Kerry Group, PLC..............................   6,457     158,913
        Kesko Oyj, Class B............................   3,230      77,551
        Kikkoman Corp.................................   5,531      50,050
        Meiji Dairies Corp............................   7,000      38,880
        Meiji Seika Kaisha, Ltd.......................   9,975      48,580
        Nestle SA.....................................  20,041   5,273,219
        Nichirei Corp.................................   8,213      30,757
        Nippon Meat Packers, Inc......................   6,000      74,155
        Nisshin Seifun Group, Inc.....................   5,963      58,641
        Nissin Food Products Co., Ltd.................   2,755      72,727
        Orkla ASA.....................................   9,474     322,842
        QP Corp.......................................   3,200      27,833
        Royal Numico NV+..............................   7,434     296,381
        Sodexho Alliance SA...........................   4,738     151,981
        Suedzucker AG.................................   3,039      57,705
        Tate & Lyle, PLC..............................  24,139     207,627
        Toyo Suisan Kaisha, Ltd.......................  93,000   1,458,637
        Unilever NV...................................  28,388   1,882,295
        Unilever, PLC................................. 137,374   1,338,096
        Want Want Holdings, Ltd.......................  20,000      23,572
        Yakult Honsha Co., Ltd........................   3,258      60,049
        Yamazaki Baking Co., Ltd......................   3,513      30,225
                                                               -----------
                                                                15,514,538
                                                               -----------

                                                                 Value
                                                      Shares  (Note 3)(1)

      -------------------------------------------------------------------
      Freight -- 1.52%
        AP Moller - Maersk A/S.......................      60 $  542,412
        Arriva, PLC..................................   9,697     93,631
        Associated British Ports Holdings, PLC.......  15,385    136,228
        Buhrmann NV..................................   5,700     51,764
        ComfortDelGro Corp., Ltd.....................  86,000     87,557
        Compangie Maritime Belge SA..................     868     28,104
        Cosco Corp. Singapore, Ltd.+.................  19,000     20,860
        D/S Torm A/S.................................     700     38,197
        Deutsche Post AG.............................  24,871    583,728
        DSV A/S......................................   1,025     79,459
        Euronav NV...................................   1,043     30,923
        Exel, PLC....................................  14,811    228,138
        Firstgroup, PLC..............................  19,666    113,386
        Frontline, Ltd...............................   2,600    111,372
        Kamigumi Co., Ltd............................   8,135     60,633
        Kawasaki Kisen Kaisha, Ltd...................  14,631     86,483
        Mitsui & Co., Ltd............................ 208,331  1,863,122
        Mitsui OSK Lines, Ltd........................ 273,000  1,635,366
        National Express Group, PLC..................   6,902    108,711
        Neptune Orient Lines, Ltd....................  26,000     52,057
        Nippon Express Co., Ltd......................  24,879    113,140
        Nippon Yusen Kabushiki Kaisha................  32,000    174,130
        Orient Overseas International, Ltd...........   9,900     42,792
        Peninsular and Oriental Steam Navigation Co..  36,929    208,086
        Seino Transportation Co., Ltd................   4,893     42,806
        SembCorp Logistics, Ltd......................  17,588     18,351
        Sojitz Holdings Corp.+.......................   6,000     23,153
        Stagecoach Group, PLC........................  42,284     84,807
        Stolt-Nielsen SA+............................   1,800     60,219
        Toll Holdings, Ltd...........................  12,083    113,795
        TPG NV.......................................  19,082    488,358
        Yamato Transport Co., Ltd....................  11,923    166,255
                                                              ----------
                                                               7,488,023
                                                              ----------
      Hardware & Tools -- 0.02%
        Makita Corp..................................   4,000     78,193
                                                              ----------
      Healthcare -- 0.30%
        Alliance Unichem, PLC........................  12,451    186,231
        Capio AB+....................................   3,800     59,703
        DCA Group, Ltd...............................  20,000     52,356
        Elekta AB, Class B+..........................   1,400     52,842
        Essilor International SA.....................   4,874    334,115
        Fisher & Paykel Healthcare Corp..............  23,996     50,409
        Gambro AB, Series A..........................   8,700    115,104
        Gambro AB, Series B..........................   4,700     62,500
        Hoya Corp....................................   3,200    356,443
        Parkway Holdings, Ltd........................  29,000     31,294
        Phonak Holding AG............................   2,113     77,460
        SSL International, PLC.......................   9,410     47,730
        William Demant Holding+......................   1,346     64,405
                                                              ----------
                                                               1,490,592
                                                              ----------
      Heavy Duty Trucks/Parts -- 0.03%
        Hino Motors, Ltd.............................   8,000     44,298
        Nokian Renkaat Oyj...........................   4,980     88,852
                                                              ----------
                                                                 133,150
                                                              ----------
      Home Builders -- 0.26%
        Barratt Developments, PLC....................  11,923    142,770
        Bellway, PLC.................................   5,581     86,401
        Berkeley Group Holdings, PLC.................   5,400     80,900
        Bovis Homes Group, PLC.......................   5,800     72,097
        Daiwa House Industry Co., Ltd................  16,070    177,166
        Multiplex Group..............................  31,100     59,948
        Persimmon, PLC...............................  13,631    185,143
        Sekisui House, Ltd...........................  16,000    156,739
        Taylor Woodrow, PLC..........................  29,154    167,625
        Wimpey George, PLC...........................  19,394    150,032
                                                              ----------
                                                               1,278,821
                                                              ----------

 48    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    May 31, 2005
                              CONTINUED


                                                               Value
                                                     Shares (Note 3)(1)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Hospital Supplies -- 0.06%
          Fresenius Medical Care AG.................  1,738 $  136,505
          Terumo Corp...............................  5,200    136,285
                                                            ----------
                                                               272,790
                                                            ----------
        Household Products -- 0.64%
          Aderans Co., Ltd..........................  1,100     25,478
          Beiersdorf AG.............................    834     88,983
          Fisher & Paykel Appliances Holdings, Ltd.. 12,446     27,090
          Givaudan SA...............................    349    207,794
          Kao Corp.................................. 16,000    369,582
          L'Oreal SA................................ 15,110  1,096,254
          Oriflame Cosmetics SA SDR.................  1,500     30,531
          Pacific Brands, Ltd....................... 24,985     42,449
          Reckitt Benckiser, PLC.................... 30,559    932,455
          Shiseido Co., Ltd......................... 12,000    144,011
          Societe BIC SA............................  1,546     83,040
          Toto, Ltd.................................  8,771     69,467
          Uni-Charm Corp............................  1,300     52,864
          Waterford Wedgewood, PLC+.................      1          0
                                                            ----------
                                                             3,169,998
                                                            ----------
        Human Resources -- 0.16%
          Adecco SA.................................  6,506    307,834
          Capita Group, PLC......................... 32,872    228,739
          Goodwill Group, Inc.......................     13     24,076
          Meitec Corp...............................  1,116     34,260
          Randstad Holdings NV......................  2,296     82,032
          Vedior NV.................................  8,249    116,983
                                                            ----------
                                                               793,924
                                                            ----------
        Information Processing - Hardware -- 0.65%
          Casio Computer Co., Ltd...................  6,692     93,403
          Logitech International SA+................  2,022    120,049
          Net One Systems Co., Ltd..................     17     46,650
          Nidec Corp................................ 15,680  1,712,237
          Otsuka Corp............................... 15,000  1,168,078
          Wincor Nixdorf AG.........................    750     63,920
                                                            ----------
                                                             3,204,337
                                                            ----------
        Information Processing - Services -- 0.32%
          Atos Origin+..............................  2,825    174,714
          Computershare, Ltd........................ 19,593     86,797
          CSK Corp..................................  2,100     74,531
          Getronics NV.............................. 42,155     69,002
          Indra Sistemas SA.........................  6,750    123,308
          LogicaCMG, PLC............................ 37,298    115,026
          NTT Data Corp.............................     39    124,236
          Obic Co., Ltd.............................    300     52,348
          Rakuten, Inc..............................    126     94,676
          Softbank Corp.............................  7,500    268,757
          Tietoenator Oyj...........................  4,110    126,436
          Wm-data AB................................ 15,471     40,255
          Yahoo Japan Corp..........................    115    230,105
                                                            ----------
                                                             1,580,191
                                                            ----------
        Information Processing - Software -- 0.78%
          Business Objects SA+......................  3,334     95,578
          Dassault Systemes SA......................  2,816    130,576
          Fuji Soft ABC, Inc........................  1,000     29,062
          Hitachi Software Engineering Co., Ltd.....  1,000     16,728
          iSoft Group, PLC.......................... 10,700     77,925
          Misys, PLC................................ 24,586     96,462
          Nomura Research Instutute, Ltd............ 12,700  1,200,499
          Oracle Corp. Japan........................  1,000     39,342
          Sage Group, PLC........................... 63,663    249,655
          SAP AG.................................... 10,965  1,806,673
          Telelogic AB+............................. 11,700     26,417
          Trend Micro, Inc..........................  3,000     93,325
                                                            ----------
                                                             3,862,242
                                                            ----------

                                                              Value
                                                   Shares  (Note 3)(1)

          ------------------------------------------------------------
          Insurance -- 3.99%
            Aegon NV..............................  69,404 $   886,300
            Alleanza Assicurazioni SpA............  21,016     224,543
            Allianz AG............................  17,196   2,024,890
            AMP, Ltd.@............................  92,388     458,313
            Assicurazioni Generali SpA............  47,531   1,443,988
            Aviva, PLC............................ 117,580   1,314,924
            Axa...................................  71,090   1,731,747
            AXA Asia Pacific Holdings, Ltd........  43,263     151,289
            Britannic Group, PLC..................   9,700      89,901
            CNP Assurances........................   1,722     115,455
            Corp. Mapfre SA.......................   5,340      77,728
            Friends Provident, PLC................  91,975     291,588
            ING Groep NV..........................  93,075   2,573,220
            Insurance Australia Group, Ltd........  79,164     348,674
            Legal & General Group, PLC............ 323,079     636,824
            Mediolanum SpA........................  12,615      80,594
            Millea Holdings, Inc..................      46     611,092
            Mitsui Sumitomo Insurance Co., Ltd....  36,996     337,003
            Munchener Rueckversicherungs AG.......   9,122     998,033
            Pohjola Group, PLC, Class D...........   3,050      38,811
            Prudential, PLC....................... 117,978   1,045,984
            QBE Insurance Group, Ltd..............  37,234     411,250
            Riunione Adriatica di Sicurta SpA.....  14,994     289,042
            Royal & Sun Alliance Insurance Group.. 144,643     202,201
            Scor+.................................  34,550      70,550
            Skandia Forsakrings AB................  50,870     280,334
            Sompo Japan Insurance, Inc............  25,000     252,916
            Storebrand ASA........................  11,568      96,309
            Swiss Reinsurance.....................  15,995     989,986
            T&D Holdings, Inc.....................   7,009     351,042
            Topdanmark A/S+.......................   1,000      71,735
            Zurich Financial Services AG+.........   7,152   1,188,057
                                                           -----------
                                                            19,684,323
                                                           -----------
          Leisure & Tourism -- 1.34%
            Accor SA..............................   9,750     449,385
            Amadeus Global Travel Distribution SA.  16,117     145,176
            Amer Group............................   3,550      60,284
            Aristocrat Leisure, Ltd.@.............  15,414     121,379
            Autogrill SpA.........................   5,686      79,027
            Bandai Co., Ltd.......................   2,600      53,704
            Carnival, PLC.........................   8,465     465,258
            Creative Technology, Ltd..............   2,750      21,879
            EMI Group, PLC........................  39,219     177,613
            Enterprise Inns, PLC..................  17,357     244,750
            First Choice Holidays, PLC............  22,200      72,891
            Hilton Group, PLC.....................  78,789     406,684
            Hyatt Regency SA......................   2,090      23,806
            Intercontinental Hotels Group, PLC....  30,823     356,910
            Konami Corp...........................   2,861      56,955
            Kuoni Reisen Holding+.................     141      55,892
            Lottomatica SpA.......................   1,600      53,490
            Mitchells & Butlers, PLC..............  25,610     150,205
            Namco, Ltd............................   2,368      32,021
            NH Hoteles SA+........................   3,859      48,972
            Nintendo Co., Ltd.....................   3,000     317,440
            OPAP SA...............................   7,920     213,144
            Oriental Land Co., Ltd................   1,571      93,079
            Power Leisure, Ltd....................   3,000      52,791
            Punch Taverns, PLC....................  12,436     154,009
            Sankyo Co., Ltd. Gunma................   1,500      65,238
            Sega Sammy Holdings, Inc..............   2,000     115,074
            Shangri-La Asia, Ltd..................  52,000      78,221
            Shimano, Inc..........................   2,440      70,851
            Sky City Entertainment Group, Ltd.....  20,757      62,691
            Skylark Co., Ltd......................   2,600      40,740
            TABCORP Holdings, Ltd.................  25,849     305,475
            Toho Co., Ltd.........................   4,400      61,741
            TUI AG................................   7,990     197,940

 May 31, 2005   INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    49
                                       CONTINUED


                                                                   Value
                                                        Shares  (Note 3)(1)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Leisure & Tourism (continued)
       UNiTAB, Ltd.....................................   5,959 $   60,311
       Whitbread, PLC..................................  14,821    244,976
       William Hill, PLC...............................  19,586    175,902
       Yamaha Motor Co., Ltd...........................  67,700  1,231,877
                                                                ----------
                                                                 6,617,781
                                                                ----------
     Machinery -- 1.23%
       Alfa Laval AB...................................   4,700     70,720
       Alstom+......................................... 218,398    198,750
       Amada Co., Ltd..................................  10,863     73,697
       Andritz AG......................................     500     43,559
       Atlas Copco AB, Series A........................   5,584     85,134
       Atlas Copco AB, Series B........................   3,485     48,923
       Atlas Copco AB, Series A Redemption Shares+.....   5,328     14,321
       Atlas Copco AB, Series B Redemption Shares+.....   3,295      8,856
       BBA Group, PLC..................................  22,412    122,049
       Ebara Corp......................................   9,000     32,351
       FKI, PLC........................................  28,915     50,681
       Glory, Ltd......................................   2,000     33,851
       Heidelberger Druckmaschinen AG+.................   2,550     78,761
       Hitachi Construction Machinery Co., Ltd.........   3,100     36,603
       IMI, PLC........................................  17,620    131,939
       Ishikawajima-Harima Heavy Industries Co., Ltd.+.  34,596     49,182
       KCI Konecranes Oyj..............................     700     28,553
       Komatsu, Ltd.................................... 197,000  1,471,831
       Komori Corp.....................................   1,905     28,901
       Kone Oyj........................................   1,880    155,338
       Kubota Corp.....................................  33,000    182,258
       MAN AG..........................................   7,001    309,060
       Metso Oyj.......................................   5,050    101,152
       Mitsubishi Heavy Industries, Ltd................  93,000    239,526
       NSK, Ltd........................................  14,077     68,120
       NTN Corp........................................  12,277     66,330
       RHI AG+.........................................     983     27,091
       Rieter Holding AG...............................     222     60,050
       Sandvik AB......................................  10,000    393,987
       SIG Holding AG..................................     350     74,404
       Sulzer AG.......................................     180     74,729
       Sumitomo Heavy Industries, Ltd..................  17,000     83,806
       Techtronic Industries Co........................  46,500    103,829
       THK Co., Ltd....................................   3,200     64,621
       Toyoda Machine Works, Ltd....................... 125,000  1,205,529
       Toyota Industries Corp..........................   6,000    161,027
       Wartsila Oyj....................................   2,850     85,690
                                                                ----------
                                                                 6,065,209
                                                                ----------
     Medical Technology -- 0.34%
       Cochlear, Ltd...................................   2,696     65,616
       Coloplast A/S...................................   1,323     74,577
       Getinge AB......................................   8,800    127,691
       Nobel Biocare Holding AG........................   1,150    229,135
       Novozymes A/S, Series B.........................   2,700    131,022
       Qiagen NV+......................................   6,851     82,727
       Smith & Nephew, PLC.............................  46,612    460,155
       Sonic Healthcare, Ltd...........................  12,202    106,586
       Straumann Holding AG............................     385     77,572
       Synthes, Inc....................................   2,283    250,569
       Zeltia SA.......................................   7,476     60,230
                                                                ----------
                                                                 1,665,880
                                                                ----------
     Metals -- 2.08%
       Acerinox SA.....................................   9,149    131,900
       Alumina, Ltd....................................  57,725    239,795
       Anglo American, PLC.............................  70,480  1,679,434
       Arcelor.........................................  25,418    506,664
       Assa Abloy AB...................................  14,600    191,729
       Bekaert SA......................................     712     52,835
       BHP Billiton, Ltd............................... 177,845  2,228,012

                                                                     Value
                                                         Shares   (Note 3)(1)

  ---------------------------------------------------------------------------
  Metals (continued)
    BlueScope Steel, Ltd...............................    35,473 $   216,194
    Boehler-Uddeholm AG................................       410      52,923
    Corus Group, PLC+..................................   220,339     181,778
    Cumerio+...........................................     1,126      15,519
    Daido Steel Co., Ltd...............................    11,000      44,999
    Hoganas AB, Class B................................     1,400      36,867
    JFE Holding, Inc...................................    73,100   1,836,535
    Kobe Steel, Ltd....................................    83,000     144,716
    NEOMAX Co., Ltd....................................    50,000   1,123,580
    Nippon Steel Corp..................................   187,389     436,933
    Nisshin Steel Co., Ltd.............................    26,000      63,243
    OneSteel, Ltd......................................    27,858      53,024
    Rautaruukki Oyj....................................     4,300      60,753
    SKF AB Series B....................................    19,192     197,197
    SKF AB, Series B Redemption Shares+................     4,423      14,801
    Ssab Svenskt Stal AB, Series A.....................     2,600      63,222
    Ssab Svenskt Stal AB, Series B.....................     1,200      28,217
    Sumitomo Metal Industries, Ltd.....................   125,000     209,990
    ThyssenKrupp AG....................................    17,886     328,279
    Tokyo Steel Manufacturing Co., Ltd.................     4,000      52,849
    Viohalco, Hellenic Copper and Aluminum Industry SA.     5,450      34,698
    Voestalpine AG.....................................       984      66,318
                                                                  -----------
                                                                   10,293,004
                                                                  -----------
  Mining -- 1.16%
    BHP Billiton, PLC..................................   122,575   1,478,083
    Dowa Mining Co., Ltd...............................     9,000      58,057
    Iluka Resources, Ltd...............................    11,566      53,679
    Mitsubishi Materials Corp..........................    30,000      65,702
    Mitsui Mining & Smelting Co., Ltd..................    17,977      77,963
    Newcrest Mining, Ltd...............................    16,394     164,258
    Nippon Light Metal Co., Ltd........................    15,000      36,125
    Outokumpu Oyj......................................     4,800      66,124
    Rio Tinto, Ltd.....................................    15,502     495,940
    Rio Tinto, PLC.....................................    53,031   1,580,457
    Sumitomo Metal Mining Co., Ltd.....................   187,341   1,200,335
    Umicore............................................     1,200      94,305
    WMC Resources, Ltd.................................    58,197     342,154
                                                                  -----------
                                                                    5,713,182
                                                                  -----------
  Multimedia -- 0.68%
    APN News & Media, Ltd..............................    14,380      55,392
    Lagardere SCA......................................     5,949     423,384
    Pearson, PLC.......................................    39,861     476,916
    Promotora de Informaciones SA......................     3,804      74,581
    Publishing & Broadcasting, Ltd.....................     6,577      75,534
    Reuters Group, PLC.................................    71,278     500,733
    Seat Pagine Gialle SpA+............................   201,532      81,919
    Telecom Italia Media SpA+..........................    72,356      34,214
    Tokyo Broadcasting System, Inc.....................     1,200      20,164
    Vivendi Universal SA...............................    53,260   1,621,697
                                                                  -----------
                                                                    3,364,534
                                                                  -----------
  Oil & Gas -- 7.73%
    Australian Gas Light Co., Ltd.@....................    22,674     237,781
    BG Group, PLC......................................   175,616   1,330,324
    BP, PLC@........................................... 1,063,594  10,653,504
    Caltex Australia, Ltd..............................     6,700      76,033
    Centrica, PLC......................................   185,606     783,179
    ENI SpA............................................   129,277   3,312,990
    Gas Natural SDG SA.................................     8,895     249,235
    Hellenic Petroleum SA..............................     5,314      51,129
    IHC Caland NV......................................     1,666     106,801
    Lundin Petroleum AB+...............................     8,000      57,803
    Neste Oil OYJ+.....................................     6,150     137,357
    NGC Holdings, Ltd..................................     7,697      18,023
    Nippon Mining Holdings, Inc........................    23,000     125,517
    Nippon Oil Corp....................................    39,000     254,707

 50    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    May 31, 2005
                              CONTINUED


                                                             Value
                                                  Shares  (Note 3)(1)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Oil & Gas (continued)
             Norsk Hydro ASA.....................   7,064 $   574,029
             OMV AG+.............................     819     287,268
             Origin Energy, Ltd..................  39,104     210,825
             Osaka Gas Co., Ltd..................  62,188     192,298
             Petroleum Geo-Services ASA+.........     940      63,826
             ProSafe ASA.........................   1,700      51,081
             Repsol YPF SA.......................  45,477   1,135,201
             Royal Dutch Petroleum Co............ 102,866   5,986,543
             Santos, Ltd.........................  29,084     221,622
             Shell Transport & Trading Co., PLC@. 477,324   4,142,986
             Showa Shell Sekiyu KK...............   5,300      51,346
             Singapore Petroleum Co., Ltd........   6,000      14,831
             Smedvig ASA, Class A................   1,800      31,627
             Statoil ASA.........................  32,600     571,319
             Stolt Offshore SA+..................   9,500      72,779
             Technip SA..........................   1,077      47,569
             Teikoku Oil Co., Ltd................   6,711      45,234
             Tokyo Gas Co., Ltd..................  69,077     270,824
             TonenGeneral Sekiyu KK..............  10,000     106,576
             Total SA, Class B@..................  28,385   6,272,109
             Woodside Petroleum, Ltd.............  23,177     432,439
                                                          -----------
                                                           38,176,715
                                                          -----------
           Paper/Forest Products -- 0.46%
             Amcor, Ltd.@........................  43,688     223,024
             Billerud AB.........................   2,700      32,468
             Carter Holt Harvey, Ltd.............  32,492      40,898
             Holmen AB, Series B.................   2,700      72,556
             Mayr-Melnhof Karton AG..............     209      29,792
             Nippon Paper Group, Inc.............      29     112,692
             Norske Skogindustrier ASA...........   5,700      87,577
             OJI Paper Co., Ltd..................  24,528     129,788
             PaperlinX, Ltd......................  22,151      38,933
             Rexam, PLC..........................  27,362     239,933
             Stora Enso Oyj......................  31,000     408,026
             Svenska Cellulosa AB................   9,600     326,237
             UPM-Kymmene Oyj.....................  26,044     505,465
                                                          -----------
                                                            2,247,389
                                                          -----------
           Photography -- 0.20%
             AGFA-Gevaert NV.....................   4,796     137,238
             Fuji Photo Film Co., Ltd............  14,973     464,098
             Konica Minolta Holdings, Inc........  14,336     128,222
             Nikon Corp..........................   9,485     105,137
             Olympus Corp........................   7,206     140,664
                                                          -----------
                                                              975,359
                                                          -----------
           Pollution Control -- 0.01%
             Tomra Systems ASA...................   8,700      37,435
             Waste Management NZ, Ltd............   4,951      21,451
                                                          -----------
                                                               58,886
                                                          -----------
           Publishing -- 0.67%
             Arnoldo Mondadori Editore SpA.......   5,798      55,998
             Daily Mail & General Trust..........  14,956     182,842
             Emap, PLC...........................  12,773     186,568
             Eniro AB............................   7,823      89,005
             Gruppo Editoriale L'Espresso SpA....   8,595      49,088
             Independent News & Media, PLC.......  27,660      85,075
             John Fairfax Holdings, Ltd..........  45,792     144,134
             Reed Elsevier NV....................  34,917     483,635
             Reed Elsevier, PLC..................  63,262     603,327
             Schibsted ASA.......................   2,450      64,700
             SCMP Group, Ltd.....................  48,372      21,134
             Singapore Press Holdings, Ltd.......  78,250     202,660
             Trinity Mirror, PLC.................  14,663     165,888
             United Business Media, PLC..........  16,697     151,639
             VNU NV..............................  11,972     325,225

                                                                Value
                                                     Shares  (Note 3)(1)

        ----------------------------------------------------------------
        Publishing (continued)
          Wolters Kluwer NV.........................  14,045 $  246,389
          Yell Group, PLC...........................  34,953    259,485
                                                             ----------
                                                              3,316,792
                                                             ----------
        Railroads & Equipment -- 0.35%
          Central Japan Railway Co..................      28    224,990
          East Japan Railway Co.....................     104    515,465
          Keihin Electric Express Railway Co., Ltd..  14,582     88,939
          Keio Electric Railway Co., Ltd............  17,000     91,816
          Keisei Electric Railway Co., Ltd..........   8,000     38,697
          Kintetsu Corp.............................  47,072    140,125
          MTR Corp..................................  67,000    123,253
          Odakyu Electric Railway Co. Ltd...........  20,000    105,971
          RT Group, PLC+(4)(5)......................  10,000        909
          SMRT Corp., Ltd...........................  30,000     19,247
          Tobu Railway Co., Ltd.....................  24,624     90,954
          Tokyu Corp................................  27,426    121,880
          West Japan Railway Co.....................      53    181,006
                                                             ----------
                                                              1,743,252
                                                             ----------
        Real Estate -- 2.40%
          Allgreen Properties, Ltd..................  24,000     15,507
          British Land Co., PLC.....................  25,741    407,118
          Brixton, PLC..............................  12,700     84,924
          CapitaLand, Ltd...........................  51,000     70,871
          Castellum AB..............................   1,950     75,217
          Centro Properties Group...................  38,729    162,160
          CFS Gandel Retail Trust...................  75,025     93,963
          Cheung Kong Holdings, Ltd.................  74,562    680,188
          City Developments, Ltd....................  24,000     98,486
          Commonwealth Property Office Fund.........  66,290     65,529
          Daito Trust Construction Co., Ltd.........   2,453     92,336
          DB RREEF Trust............................ 123,866    128,050
          Fabege AB.................................   3,800     76,612
          Gecina SA.................................   1,697    204,149
          General Property Trust....................  90,156    239,817
          Great Portland Estates, PLC...............   8,069     52,756
          Hammerson, PLC............................  13,770    226,841
          Hang Lung Properties, Ltd.................  91,000    132,069
          Henderson Land Development Co., Ltd.......  37,000    168,736
          Hopewell Holdings.........................  30,000     74,078
          Hysan Development Co., Ltd................  32,000     64,948
          IMMOFINANZ Immobilien Anlagen AG+.........  16,661    150,486
          ING Industrial Fund.......................  32,425     52,606
          Inmobiliaria Colonial.....................   1,600     82,814
          Investa Property Group....................  74,142    108,213
          IVG Immobilen AG..........................   3,500     63,527
          Keppel Land, Ltd..........................  18,000     24,629
          Kerry Properties, Ltd.....................  24,000     52,786
          Klepierre.................................   1,147    107,964
          Land Securities Group, PLC................  23,245    603,056
          Lend Lease Corp., Ltd.....................  17,822    163,972
          Leopalace21 Corp..........................   3,700     56,363
          Liberty International, PLC................  11,984    213,005
          Macquarie Goodman Group...................  57,277    172,811
          Metrovacesa SA............................   2,031    123,106
          Mirvac Group..............................  42,016    105,793
          Mitsubishi Estate Co., Ltd................  33,750    363,226
          Mitsui Fudosan Co., Ltd...................  25,000    279,182
          PSP Swiss Property+.......................   1,900     83,786
          Sacyr Vallehermoso SA.....................   5,288    106,585
          Singapore Land, Ltd.......................   6,000     18,708
          Sino Land Co..............................  76,000     77,355
          Slough Estates, PLC.......................  20,831    194,658
          Stockland.................................  64,294    267,713
          Sumitomo Realty & Development Co., Ltd.... 123,000  1,326,672
          Sun Hung Kai Properties, Ltd..............  65,395    622,224
          Tokyo Tatemono Co., Ltd...................   7,000     48,629
          Tokyu Land Corp...........................  11,000     48,017

 May 31, 2005   INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    51
                                       CONTINUED


                                                              Value
                                                   Shares  (Note 3)(1)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Real Estate (continued)
            Unibail...............................   2,252 $   286,676
            United Overseas Land, Ltd.............  20,000      26,365
            Urban Corp............................  49,000   1,803,372
            Westfield Group.......................  71,439     904,465
            Wihlborgs Fastigheter AB+.............   4,000      94,074
            Wing Tai Holdings, Ltd................  24,000      12,809
                                                           -----------
                                                            11,860,002
                                                           -----------
          Real Estate Investment Trusts -- 0.17%
            Ascendas Real Estate Investment Trust.  44,000      57,181
            CapitaMall Trust......................  33,000      47,052
            Cofinimmo SA..........................     285      45,275
            Corio NV..............................   2,005     110,712
            Japan Real Estate Investment Corp.....      10      80,121
            Japan Retail Fund Investment Corp.....       8      65,064
            Kiwi Income Property Trust(2).........  35,100      29,152
            Nippon Building Fund, Inc.............       9      81,917
            Rodamco Europe NV.....................   2,227     171,259
            Suntec Real Estate Investment Trust...  42,000      31,992
            Wereldhave NV.........................   1,033     105,190
                                                           -----------
                                                               824,915
                                                           -----------
          Retail -- 3.70%
            Aeon Co., Ltd.........................  20,030     308,653
            Altana AG.............................   3,486     207,441
            Aoyama Trading Co., Ltd...............   1,800      43,586
            Boots Group, PLC......................  36,452     401,107
            Bulgari SpA...........................   7,364      82,213
            Carrefour SA..........................  28,008   1,387,239
            Circle K Sunkus Co., Ltd..............   1,400      31,423
            Citizen Watch Co., Ltd................   8,647      75,539
            Coles Myer, Ltd.......................  58,418     401,404
            Compagnie Financiere Richemont AG(2)..  24,630     749,057
            D'ieteren SA..........................     138      27,416
            Daimaru, Inc..........................   7,477      64,036
            Dixons Group, PLC.....................  94,603     259,461
            Douglas Holding AG....................   1,649      55,808
            FamilyMart Co., Ltd...................   1,956      56,691
            Fast Retailing Co., Ltd...............   1,600      84,477
            Folli - Follie SA.....................     820      22,703
            Germanos SA...........................   1,410      44,068
            Gigas K's Denki Corp..................  49,200   1,151,861
            Giordano International, Ltd...........  74,000      47,483
            Grafton Group, PLC (Dublin)+..........   6,159      71,470
            Grafton Group, PLC (London)+..........   4,712      55,094
            GUS, PLC..............................  49,845     766,174
            Hankyu Department Stores, Inc.........   4,120      24,738
            Harvey Norman Holdings, Ltd...........  26,265      48,500
            Hellenic Duty Free Shops SA...........     920      15,167
            Hennes & Mauritz AB, Class B..........  23,543     831,850
            HMV Group, PLC........................  20,129      83,247
            Inditex SA............................  10,835     307,264
            Isetan Co., Ltd.......................   5,494      70,560
            Ito-Yokado Co., Ltd...................  10,267     346,882
            J Sainsbury, PLC......................  67,558     350,641
            Jeronimo Martins SA...................   1,876      26,203
            KarstadtQuelle AG+....................   3,290      36,554
            Kesa Electricals, PLC.................  26,300     128,007
            Kingfisher, PLC....................... 116,603     544,189
            Koninklijke Ahold NV+.................  77,194     581,722
            Lawson, Inc...........................  32,800   1,192,765
            Marks & Spencer Group, PLC............  82,234     504,119
            Marui Co., Ltd........................   9,696     134,763
            Matsumotokiyoshi Co., Ltd.............   1,300      33,918
            Metro AG..............................   7,243     360,807
            Mitsukoshi, Ltd.......................  13,000      55,721
            Next, PLC.............................  12,948     338,532
            Nitori Co., Ltd.......................     600      39,594

                                                                       Value
                                                            Shares  (Note 3)(1)

 ------------------------------------------------------------------------------
 Retail (continued)
   Pinault-Printemps-Redoute SA............................   3,344 $   331,026
   Ryohin Keikaku Co., Ltd.................................     800      36,312
   Seven-Eleven Japan Co., Ltd.............................  11,300     318,612
   Shimachu Co., Ltd.......................................   1,497      37,239
   Shimamura Co., Ltd......................................     700      54,052
   Signet Group, PLC.......................................  86,210     160,892
   Sonae SGPS SA...........................................  44,699      65,434
   Swatch Group AG.........................................   2,725      74,508
   Swatch Group AG, Class B................................   1,663     219,782
   Takashimaya Co., Ltd....................................   9,000      75,378
   Tesco, PLC.............................................. 385,155   2,189,750
   UNY Co., Ltd............................................   5,295      57,443
   Valora Holding AG+......................................     178      39,067
   Warehouse Group, Ltd....................................   6,829      15,649
   Woolworths, Ltd.........................................  51,866     628,181
   Yamada Denki Co., Ltd...................................  28,400   1,541,604
                                                                    -----------
                                                                     18,295,076
                                                                    -----------
 Semiconductors -- 0.53%
   ARM Holdings, PLC.......................................  67,060     131,606
   ASM Pacific Technology, Ltd.............................   9,000      39,767
   ASML Holding NV+........................................  24,017     386,163
   Chartered Semiconductor Manufacturing, Ltd.+............  49,000      35,362
   Elpida Memory, Inc.+....................................   2,000      70,576
   Fujitsu, Ltd............................................  54,448     297,245
   Infineon Technologies AG+...............................  31,559     277,555
   Micronas Holding AG+....................................   1,610      60,290
   Nec Electronics Corp....................................   1,200      57,189
   Rohm Co., Ltd...........................................   3,308     308,490
   Sanken Electric Co., Ltd................................   4,000      54,591
   Solomon Systech International, Ltd......................  94,000      35,037
   STATS ChipPAC, Ltd.+....................................  63,000      45,624
   STMicroelectronics NV...................................  31,456     485,808
   Tokyo Electron, Ltd.....................................   4,900     272,841
   Unaxis Holding AG.......................................     561      78,613
                                                                    -----------
                                                                      2,636,757
                                                                    -----------
 Telecommunications -- 7.12%
   Alcatel SA+.............................................  61,551     672,104
   Belgacom SA.............................................   8,084     276,517
   BT Group, PLC........................................... 423,194   1,638,373
   Cable & Wireless, PLC................................... 116,821     284,225
   Cosmote Mobile Telecommunications SA....................   6,610     119,033
   Datacraft Asia, Ltd.+...................................  12,000      12,777
   Deutsche Telekom AG..................................... 135,518   2,517,627
   Eircom Group, PLC.......................................  27,554      62,734
   Elisa Corp., Class A....................................   7,050     105,347
   France Telecom SA.......................................  73,520   2,077,715
   Hellenic Telecommunications Organization SA.............  12,195     219,083
   Hikari Tsushin, Inc.....................................   1,000      59,796
   Hutchison Telecommunications International, Ltd.+.......  67,000      63,001
   Intracom SA.............................................   4,242      21,630
   Kudelski SA+............................................   1,745      61,368
   Marconi Corp, PLC+......................................  10,351      56,505
   Mobistar SA.............................................   1,408     112,626
   Nippon Telegraph and Telephone Corp.....................     159     650,860
   Nokia Oyj............................................... 231,622   3,903,423
   NTT DoCoMo, Inc.........................................     538     803,730
   PCCW, Ltd............................................... 182,657     111,163
   Portugal Telecom, SGPS SA...............................  37,658     385,825
   PT Multimedia Servicos de Telecomunicacoes e Multimedia
    SGPS SA................................................   1,948      41,392
   Royal KPN NV............................................ 104,124     825,916
   Singapore Telecommunications, Ltd....................... 329,790     513,574
   SmarTone Telecommunications Holding, Ltd................  14,500      16,117
   Swisscom AG.............................................   1,150     384,904
   Tandberg ASA............................................   6,600      70,543
   TDC A/S.................................................   9,670     426,684
   Tele2 AB................................................   5,275      50,479

 52    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    May 31, 2005
                              CONTINUED


                                                                        Value
                                                            Shares   (Note 3)(1)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Telecommunications (continued)
  Tele2 AB, Series B Redemption Shares+...................     4,775 $     6,385
  Telecom Corp. of New Zealand, Ltd.......................    96,797     406,633
  Telecom Italia SpA......................................   417,872   1,341,032
  Telecom Italia SpA RNC..................................   287,868     761,259
  Telefonaktiebolaget LM Ericsson, Class B................   736,000   2,314,659
  Telefonica Publicidad e Informacion SA..................     8,231      69,399
  Telefonica SA...........................................   221,529   3,708,338
  Telekom Austria AG......................................    17,383     324,133
  Telenor ASA.............................................    39,000     310,892
  TeliaSonera AB..........................................    92,568     456,607
  Telstra Corp., Ltd......................................   105,064     397,899
  TIM SpA.................................................    63,153     351,006
  Tiscali SpA+............................................    11,717      34,926
  Uniden Corp.............................................     2,000      29,948
  Vodafone Group, PLC..................................... 3,220,937   8,114,215
                                                                     -----------
                                                                      35,172,402
                                                                     -----------
Textile - Products -- 0.12%
  Kuraray Co., Ltd........................................    11,461     101,580
  Mitsubishi Rayon Co., Ltd...............................    17,042      68,746
  Nisshinbo Industries, Inc...............................     5,532      42,499
  Teijin, Ltd.............................................    26,277     115,435
  Texwinca Holdings, Ltd..................................    30,000      24,262
  Toray Industries, Inc...................................    40,992     182,422
  Toyobo Co., Ltd.........................................    19,876      45,034
                                                                     -----------
                                                                         579,978
                                                                     -----------
Tobacco -- 1.20%
  Altadis SA..............................................    13,363     547,655
  British American Tobacco, PLC...........................    79,709   1,515,780
  Gallaher Group, PLC.....................................    32,500     500,646
  Imperial Tobacco Group, PLC.............................    36,170     977,874
  Japan Tobacco, Inc......................................       167   2,182,101
  Swedish Match AB........................................    16,599     190,075
                                                                     -----------
                                                                       5,914,131
                                                                     -----------
Utilities - Electric -- 3.27%
  Chubu Electric Power Co., Inc...........................    18,000     417,451
  CLP Holdings, Ltd.......................................    89,500     511,208
  Contact Energy, Ltd.....................................    14,321      71,005
  E. ON AG................................................    30,932   2,677,664
  Edison SpA+.............................................    41,273      93,216
  Electrabel SA...........................................     1,362     599,751
  Electric Power Development Co...........................     4,300     121,918
  Endesa SA...............................................    47,326   1,028,017
  Enel SpA................................................   181,887   1,633,016
  Energias de Portugal SA.................................    90,898     230,558
  Fortum Oyj..............................................    17,200     260,755
  Hokkaido Electric Power Co, Inc.........................     5,500     110,836
  HongKong Electric Holdings, Ltd.........................    69,000     304,695
  Iberdrola SA............................................    40,299   1,028,605
  International Power, PLC+...............................    73,168     257,675
  Kansai Electric Power Co., Inc..........................    23,700     460,350
  Kyushu Electric Power Co., Inc..........................    11,700     243,118
  National Grid Transco, PLC..............................   153,465   1,503,520
  Public Power Corp.+.....................................     5,190     128,198
  RWE AG, Class A.........................................    20,796   1,269,300
  Scottish & Southern Energy, PLC.........................    42,653     760,154
  Scottish Power, PLC.....................................    92,612     779,337
  Terna SpA...............................................    64,562     169,543
  Tohoku Electric Power Co., Inc..........................    13,116     263,254
  Tokyo Electric Power Co., Inc...........................    35,200     824,728
  Union Fenosa SA.........................................    10,592     318,676
  Verbund - Oesterreichische Elektrizitatswirtschafts AG,
   Class A................................................       383      98,973
                                                                     -----------
                                                                      16,165,521
                                                                     -----------

                                                    Shares/
                                                   Principal     Value
                                                    Amount    (Note 3)(1)

      --------------------------------------------------------------------
      Utilities - Gas, Distribution -- 0.14%
        Alinta, Ltd...............................     12,273 $     91,493
        Hong Kong & China Gas.....................    180,400      363,927
        Snam Rete Gas SpA.........................     48,547      259,710
                                                              ------------
                                                                   715,130
                                                              ------------
      Water Services -- 0.56%
        Kelda Group, PLC..........................     18,656      218,261
        Kurita Water Industries, Ltd..............      3,510       52,123
        Severn Trent, PLC.........................     17,183      315,715
        Sociedad General de Aguas de Barcelona SA.      2,862       57,668
        Suez SA...................................     40,546    1,089,656
        Suez SA Strip VVPR+.......................      7,500           92
        United Utilities, PLC.....................     27,739      341,478
        United Utilities, PLC, Class A............     15,361      138,851
        Veolia Environnement......................     15,139      570,481
                                                              ------------
                                                                 2,784,325
                                                              ------------
      Total Common Stock
         (Cost $434,397,328)......................             460,403,383
                                                              ------------
      PREFERRED STOCK -- 0.21%
      Automotive -- 0.09%
        Porsche AG 0.64%..........................        391      271,669
        Volkswagen AG 4.72%.......................      5,227      168,281
                                                              ------------
                                                                   439,950
                                                              ------------
      Chemical -- 0.05%
        Henkel KGaA...............................      2,949      271,191
                                                              ------------
      Hospital Supplies -- 0.02%
        Fresenius Medical Care AG 2.88%...........      1,303       79,922
                                                              ------------
      Machinery -- 0.02%
        Schindler Holding AG 1.95%................        256       91,908
                                                              ------------
      Multimedia -- 0.01%
        ProSieben Sat.1 Media AG 2.11%............      4,075       67,374
                                                              ------------
      Utilities - Electric -- 0.02%
        RWE AG 4.58%..............................      1,938      102,773
                                                              ------------
      Total Preferred Stock
         (Cost $935,499)..........................               1,053,118
                                                              ------------
      RIGHTS -- 0.00%
      Broadcasting -- 0.00%
        Sogecable SA+
         Expires 6/07/05..........................      1,823          763
                                                              ------------
      Metals -- 0.00%
        Boehler-Uddeholm AG(5)
         Expires 6/02/05..........................        371            0
                                                              ------------
      Total Rights
         (Cost $0)................................                     763
                                                              ------------
      EXCHANGE-TRADED FUNDS -- 1.09%
      Financial Services -- 1.09%
         iShares MSCI EAFE Index Fund.............     27,600    4,276,620
         iShares MSCI Japan Index Fund#...........    110,900    1,122,308
                                                              ------------
                                                                 5,398,928
                                                              ------------
      Total Exchange-Traded Funds
         (Cost $5,460,243)........................               5,398,928
                                                              ------------
      FOREIGN BONDS & NOTES -- 0.01%
      Oil & Gas -- 0.01%
        Transco Holdings, PLC:
         4.19% due 12/14/22....................... GBP  5,000       12,400
         5.80% due 12/14/09(3).................... GBP  5,000        9,248
         7.00% due 12/16/24....................... GBP  5,000       10,853
                                                              ------------
                                                                    32,501
                                                              ------------
      Total Foreign Bonds & Notes
         (Cost $20,878)...........................                  32,501
                                                              ------------
      Total Long-Term Investment Securities
         (Cost $440,813,948)......................             466,888,693
                                                              ------------

 May 31, 2005   INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    53
                                       CONTINUED



                                                             Shares/
                                                            Principal        Value
                                                             Amount       (Note 3)(1)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 2.01%
Collective Investment Pool -- 1.86%
  Securities Lending Quality Trust(6)....................  $ 9,196,573   $  9,196,573
                                                                         ------------
Government Obligations -- 0.15%
  United States Treasury Bills:
   2.54% due 6/30/05@....................................       80,000         79,837
   2.65% due 6/23/05@....................................      600,000        599,032
   2.73% due 6/23/05@....................................       20,000         19,967
   2.76% due 6/23/05@....................................       10,000          9,983
                                                                         ------------
                                                                              708,819
                                                                         ------------
Total Short-Term Investment Securities
   (Cost $9,905,392).....................................    9,905,392      9,905,392
                                                                         ------------
REPURCHASE AGREEMENT -- 4.01%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $19,820,541 and
   collateralized by Federal Home Loan Mtg. Corp. Notes,
   bearing interest at 3.88%, due 01/12/09 and having an
   approximate value of $20,418,444
   (Cost $19,819,000)@...................................   19,819,000     19,819,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $470,538,340)(7)................................       100.54%   496,613,085
Liabilities in excess of other assets....................        (0.54)%   (2,668,223)
                                                          ------------   ------------
NET ASSETS --                                                   100.00%  $493,944,862
                                                          ============   ============

--------
ADR American Depository Receipt
SDR Swedish Depository Receipt
VVPR Reduced tax rate shares
+   Non-income producing security
@   The security or a portion thereof represents collateral for open futures contracts.
#   The security or a portion thereof is out on loan (see Note 3).
(1) A substantial number of the Fund's holdings were valued using fair value procedures at May 31, 2005. At May 31, 2005, the aggregate value of these securities was $461,075,144 representing 93.35% of net assets. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(2) Consists of more than one class of securities traded together as a unit.
(3) Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2005.
(4) Fair valued security (see Note 3).
(5) Illiquid security
(6) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(7) See Note 6 for cost of investments on a tax basis.

Open Futures Contracts
--------------------------------------------------------------------------------
                                                                    Unrealized
Number of                      Expiration  Value at  Value as of   Appreciation
Contracts     Description         Date    Trade Date May 31, 2005 (Depreciation)
--------------------------------------------------------------------------------
  1 Long  IBEX 35 Index....... June 2005  $  113,258  $  116,567     $  3,309
  3 Long  DAX Index........... June 2005     397,202     415,246       18,044
  3 Long  Amsterdam Index..... June 2005     261,952     270,299        8,347
 20 Long  OMX 230 Index....... June 2005     212,383     214,800        2,417
  6 Long  MSCI Singapore Index June 2005     184,921     185,282          361
  4 Long  Hang Seng Index..... June 2005     348,823     357,410        8,587
  2 Long  S&P/MIB Index....... June 2005     384,355     392,465        8,110
 14 Long  FTSE 100 Index...... June 2005   1,250,779   1,266,599       15,820
 13 Long  CAC 40 10 Euro Index June 2005     632,624     659,566       26,942
420 Long  MSCI Pan Euro Index. June 2005   9,253,834   9,511,027      257,193
 17 Long  SPI 200 Index....... June 2005   1,338,617   1,325,707      (12,910)
 41 Long  Topix Index......... June 2005   4,342,519   4,342,519            -
 30 Long  DJ Stoxx 50 Index... June 2005   1,053,678   1,092,753       39,075
                                                                     --------
                                                                     $375,295
                                                                     ========

Currency Legend

GBP British Pound

See Notes to Financial Statements

 54    INTERNATIONAL GOVERNMENT BOND FUND - PORTFOLIO PROFILE     May 31, 2005
                             (Unaudited)

Industry Allocation*

                       Foreign Government Bonds.  73.18%
                       Government Obligations...   9.37%
                       Financial Services.......   3.53%
                       Repurchase Agreement.....   3.44%
                       Government Agencies......   3.37%
                       Banks....................   1.89%
                       Supranational............   1.71%
                       Household Products.......   1.33%
                       Telecommunications.......   0.87%
                       Oil & Gas................   0.81%
                       Paper/Forest Products....   0.63%
                       Retail...................   0.63%
                       Aerospace/Defense........   0.48%
                       Finance Companies........   0.27%
                       Foreign Government Rights   0.02%
                                                 ------
                                                 101.53%
                                                 ======

Country Allocation*

                             United States.  19.80%
                             Japan.........   9.82%
                             Brazil........   9.68%
                             Italy.........   6.64%
                             France........   6.58%
                             Russia........   6.14%
                             Mexico........   5.87%
                             Greece........   5.48%
                             Germany.......   3.19%
                             United Kingdom   3.15%
                             Turkey........   3.05%
                             Spain.........   2.42%
                             Canada........   2.41%
                             Venezuela.....   2.04%
                             Australia.....   2.00%
                             Finland.......   1.62%
                             Netherlands...   1.53%
                             Sweden........   1.53%
                             Columbia......   1.32%
                             Belgium.......   1.07%
                             South Africa..   0.99%
                             Peru..........   0.94%
                             Uruguay.......   0.83%
                             Argentina.....   0.80%
                             Ireland.......   0.68%
                             Ecuador.......   0.55%
                             Denmark.......   0.54%
                             Lithuania.....   0.54%
                             Ukraine.......   0.32%
                                            ------
                                            101.53%
                                            ======

Credit Quality+#

                         Government -- Agency..   3.41%
                         Government -- Treasury   9.50%
                         AAA...................  18.64%
                         AA....................  20.14%
                         A.....................   7.98%
                         BBB...................  14.14%
                         BB....................  15.70%
                         B.....................   3.49%
                         CC....................   0.66%
                         Below C...............   0.14%
                         Not Rated@............   6.20%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of Net Assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard & Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

 May 31, 2005 INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS 55


                                                   Principal Amount
                                                   (Denominated in    Value
                                                   Local Currency)   (Note 3)
 ------------------------------------------------------------------------------
 CORPORATE BONDS -- 10.44%
 Belgium -- 0.81%
   ENI Coordination Center,
    5.25% due 12/27/07............................  GBP    650,000  $ 1,197,225
                                                                    -----------
 Finland -- 0.63%
   Stora Enso Oyj,
    3.88% due 12/15/09............................  SEK  6,800,000      936,521
                                                                    -----------
 France -- 1.21%
   Dexia Municipal Agency,
    0.80% due 5/21/12.............................  JPY195,000,000    1,798,183
                                                                    -----------
 Germany -- 1.52%
   Aries Vermogensverwaltung GmbH,
    9.60% due 10/25/14............................  USD  1,750,000    2,248,225
                                                                    -----------
 Ireland -- 0.68%
   Anglo Irish Bank Corp., PLC,
    5.00% due 12/12/07............................  GBP    550,000    1,004,482
                                                                    -----------
 Netherlands -- 0.87%
   Deutsche Telekom International Finance BV,
    2.00% due 6/15/05.............................  JPY140,000,000    1,291,069
                                                                    -----------
 United Kingdom -- 1.10%
   BAE Systems, PLC,
    11.88% due 12/29/08...........................  GBP    320,000      710,018
   Tesco, PLC,
    0.70% due 9/20/06.............................  JPY100,000,000      927,465
                                                                    -----------
                                                                      1,637,483
                                                                    -----------
 United States -- 3.62%
   Citigroup, Inc.,
    0.80% due 10/30/08............................  JPY150,000,000    1,400,551
   General Electric Capital Corp.,
    1.00% due 3/21/12.............................  JPY170,000,000    1,587,126
   HSBC Finance Corp.,
    4.75% due 4/15/10............................. USD     400,000      404,362
   Procter & Gamble Co.,
    2.00% due 6/21/10.............................  JPY200,000,000    1,969,575
                                                                    -----------
                                                                      5,361,614
                                                                    -----------
 Total Corporate Bonds
    (Cost $15,349,417)............................                   15,474,802
                                                                    -----------
 GOVERNMENT BONDS -- 85.92%
 Argentina -- 0.80%
   Republic of Argentina:
    3.01% due 8/3/12 (Local Government Bond)(1)...  USD  1,100,000      979,550
    12.00% due 6/19/31 (International Government
     Bond)+(6)....................................  USD    731,400      212,106
                                                                    -----------
                                                                      1,191,656
                                                                    -----------
 Australia -- 2.00%
   Queensland Treasury Corp.,
    6.00% due 10/14/15............................  AUD  3,730,000    2,959,854
                                                                    -----------
 Belgium -- 0.26%
   Kingdom of Belgium,
    5.50% due 3/28/28.............................  EUR    250,000      386,003
                                                                    -----------
 Brazil -- 9.68%
   Brazil Federative Republic:
    4.31% due 4/15/12(1)..........................  USD  2,314,121    2,221,556
    8.00% due 4/15/14.............................  USD  3,272,006    3,337,446
    8.25% due 1/20/34.............................  USD    570,000      546,630
    8.88% due 10/14/19............................  USD    170,000      177,395
    8.88% due 4/15/24.............................  USD    275,000      282,013
    10.13% due 5/15/27............................  USD    480,000      544,800
    10.25% due 6/17/13............................  USD  1,685,000    1,956,285
    11.00% due 1/11/12............................  USD  1,400,000    1,656,900
    11.00% due 8/17/40............................  USD  2,450,000    2,909,375
    12.00% due 4/15/10............................  USD    300,000      364,800
    14.50% due 10/15/09...........................  USD    260,000      338,650
                                                                    -----------
                                                                     14,335,850
                                                                    -----------

                                         Principal Amount
                                         (Denominated in     Value
                                         Local Currency)    (Note 3)

         -------------------------------------------------------------
         Canada -- 2.41%
           Government of Canada:
            5.75% due 6/1/29............ CAD     1,300,000 $ 1,243,006
            6.00% due 6/1/11............ CAD     2,600,000   2,333,454
                                                           -----------
                                                             3,576,460
                                                           -----------
         Colombia -- 1.32%
           Republic of Colombia:
            10.75% due 1/15/13.......... USD       920,000   1,092,500
            12.00% due 10/22/15(4)...... COP 2,073,000,000     864,056
                                                           -----------
                                                             1,956,556
                                                           -----------
         Denmark -- 0.54%
           Kingdom of Denmark:
            6.00% due 11/15/09.......... DKK     2,650,000     500,892
            7.00% due 11/10/24.......... DKK     1,250,000     301,625
                                                           -----------
                                                               802,517
                                                           -----------
         Ecuador -- 0.55%
           Republic of Ecuador,
            8.00% due 8/15/30(2)........ USD     1,040,000     817,960
                                                           -----------
         Finland -- 0.99%
           Republic of Finland:
            3.00% due 7/4/08............ EUR       730,000     915,592
            6.00% due 4/25/08........... EUR       168,187     227,748
            7.25% due 4/18/06........... EUR       254,563     326,725
                                                           -----------
                                                             1,470,065
                                                           -----------
         France -- 3.66%
           Government of France:
            4.75% due 10/25/12.......... EUR     1,130,000   1,549,120
            4.75% due 4/25/35........... EUR       455,000     649,631
            5.50% due 4/25/10........... EUR     1,360,000   1,890,293
            5.50% due 4/25/29........... EUR       855,347   1,330,357
                                                           -----------
                                                             5,419,401
                                                           -----------
         Germany -- 1.67%
           Federal Republic of Germany:
            4.50% due 7/4/09............ EUR       620,000     820,955
            6.25% due 4/26/06........... EUR     1,295,000   1,651,934
                                                           -----------
                                                             2,472,889
                                                           -----------
         Greece -- 5.48%
           Republic of Greece:
            6.00% due 5/19/10........... EUR     1,216,837   1,712,337
            6.50% due 10/22/19.......... EUR     1,691,837   2,695,614
            8.60% due 3/26/08........... EUR     2,590,000   3,717,165
                                                           -----------
                                                             8,125,116
                                                           -----------
         Italy -- 6.64%
           Republic of Italy:
            4.25% due 2/1/15............ EUR     1,340,000   1,761,064
            4.75% due 2/1/13............ EUR     1,920,000   2,618,552
            6.75% due 2/1/07............ EUR     1,284,684   1,698,697
            7.75% due 11/1/06........... EUR     2,000,000   2,652,361
            9.00% due 11/1/23........... EUR       532,912   1,101,806
                                                           -----------
                                                             9,832,480
                                                           -----------
         Japan -- 9.82%
           Government of Japan:
            1.90% due 12/20/10.......... JPY   358,000,000   3,543,344
            2.70% due 3/20/07........... JPY   218,500,000   2,109,321
            3.00% due 9/20/05........... JPY   251,000,000   2,332,988
            3.30% due 6/20/06........... JPY   340,000,000   3,241,498
            5.00% due 9/21/09........... JPY   300,000,000   3,320,913
                                                           -----------
                                                            14,548,064
                                                           -----------
         Lithuania -- 0.54%
           Republic of Lithuania,
            4.50% due 3/5/13............ EUR       600,000     800,624
                                                           -----------

 56       INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF        May 31, 2005
                       INVESTMENTS - CONTINUED


                                           Principal Amount
                                           (Denominated in    Value
                                           Local Currency)   (Note 3)
          ------------------------------------------------------------
          GOVERNMENT BONDS (continued)
          Mexico -- 5.85%
            United Mexican States:
             5.88% due 1/15/14............  USD    800,000  $  832,000
             6.38% due 1/16/13............  USD    950,000   1,016,500
             6.63% due 3/3/15.............  USD  2,590,000   2,833,460
             7.50% due 1/14/12............  USD    450,000     511,425
             8.00% due 12/24/08...........  MXN  6,046,000     530,424
             8.13% due 12/30/19...........  USD    900,000   1,098,900
             8.30% due 8/15/31............  USD    650,000     802,750
             9.00% due 12/24/09...........  MXN 11,630,000   1,047,564
                                                            ----------
                                                             8,673,023
                                                            ----------
          Netherlands -- 0.66%
            Kingdom of The Netherlands,
             5.00% due 7/15/11............  EUR    705,000     972,053
                                                            ----------
          Peru -- 0.94%
            Republic of Peru:
             5.00% due 3/7/17(3)..........  USD    446,250     423,938
             9.13% due 2/21/12............  USD    690,000     817,650
             9.88% due 2/6/15.............  USD    120,000     145,920
                                                            ----------
                                                             1,387,508
                                                            ----------
          Russia -- 6.14%
            Russian Federation:
             3.00% due 5/14/08............  USD  1,385,000   1,296,914
             3.00% due 5/14/11............  USD  1,210,000   1,047,860
             5.00% due 3/31/30(2).........  USD  4,050,000   4,445,685
             8.25% due 3/31/10............  USD  2,115,000   2,312,752
                                                            ----------
                                                             9,103,211
                                                            ----------
          South Africa -- 0.99%
            Republic of South Africa:
             6.50% due 6/2/14.............  USD    470,000     520,525
             13.00% due 8/31/10...........  ZAR  5,340,000     948,792
                                                            ----------
                                                             1,469,317
                                                            ----------
          Spain -- 2.42%
            Kingdom of Spain,
             5.75% due 7/30/32............  EUR  2,200,000   3,580,422
                                                            ----------
          Sweden -- 1.53%
            Kingdom of Sweden:
             4.50% due 8/12/15............  SEK  5,120,000     762,466
             5.00% due 1/28/09............  SEK 10,300,000   1,505,214
                                                            ----------
                                                             2,267,680
                                                            ----------
          Turkey -- 3.05%
            Republic of Turkey:
             8.00% due 2/14/34............  USD  1,000,000   1,008,750
             9.50% due 1/15/14............  USD    310,000     358,438
             11.00% due 1/14/13...........  USD    330,000     409,612
             11.75% due 6/15/10...........  USD    585,000     719,550
             11.88% due 1/15/30...........  USD  1,460,000   2,023,925
                                                            ----------
                                                             4,520,275
                                                            ----------
          Ukraine -- 0.32%
            Government of Ukraine,
             11.00% due 3/15/07...........  USD    438,686     466,850
                                                            ----------
          United Kingdom -- 2.05%
            Government of United Kingdom:
             5.00% due 9/7/14.............  GBP    941,000   1,800,517
             5.75% due 12/7/09............  GBP        250         482
             8.00% due 6/7/21.............  GBP    480,000   1,235,059
                                                            ----------
                                                             3,036,058
                                                            ----------
          United States -- 12.74%
            Federal Home Loan Bank,
             6.80% due 11/21/16........... USD   1,000,000   1,202,476
            Federal Home Loan Mtg. Corp.,
             5.13% due 1/15/12............  EUR  1,000,000   1,379,928

                                                         Principal Amount
                                                         (Denominated in      Value
                                                         Local Currency)     (Note 3)

----------------------------------------------------------------------------------------
United States (continued)
  Federal National Mtg. Assoc.,
   2.13% due 10/9/07....................................  JPY250,000,000   $  2,409,649
  United States Treasury Bonds:
   6.38% due 8/15/27....................................  USD  1,070,000      1,366,006
   8.00% due 11/15/21...................................  USD  3,435,000      4,905,743
  United States Treasury Notes:
   4.75% due 5/15/14....................................  USD  3,855,000      4,073,952
   5.75% due 11/15/05...................................  USD  1,080,000      1,092,403
   7.00% due 7/15/06....................................  USD  1,400,000      1,453,868
  United States Treasury Notes TIPS,
   0.88% due 4/15/10....................................  USD  1,020,090      1,000,326
                                                                           ------------
                                                                             18,884,351
                                                                           ------------
Uruguay -- 0.83%
  Republic of Uruguay:
   7.50% due 3/15/15....................................  USD    450,000        423,000
   9.25% due 5/17/17....................................  USD    780,000        809,250
                                                                           ------------
                                                                              1,232,250
                                                                           ------------
Venezuela -- 2.04%
  Republic of Venezuela:
   3.63% due 12/18/07(1)................................  USD    285,700        284,986
   8.50% due 10/8/14....................................  USD    700,000        703,500
   9.25% due 9/15/27....................................  USD  2,020,000      2,031,110
                                                                           ------------
                                                                              3,019,596
                                                                           ------------
Total Government Bonds
   (Cost $118,930,964)..................................                    127,308,089
                                                                           ------------
SUPRANATIONAL -- 1.71%
  European Investment Bank,
   4.00% due 1/15/07
   (Cost $1,760,667)....................................  EUR  2,000,000      2,528,780
                                                                           ------------
RIGHTS -- 0.02%+
  United Mexican States, Series C(4)....................         500,000          3,250
  United Mexican States, Series D(4)....................         500,000         12,500
  United Mexican States, Series E(4)....................         500,000         11,500
                                                                           ------------
Total Rights
   (Cost $0)............................................                         27,250
                                                                           ------------
Total Long-Term Investment Securities
   (Cost $136,041,048)..................................                    145,338,921
                                                                           ------------
REPURCHASE AGREEMENT -- 3.44%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be
   repurchased 06/01/05 in the amount of $5,102,397
   and collateralized by Federal Home Loan Bank
   Notes, bearing interest at 4.13%, due 02/15/08 and
   having an approximate value of $5,207,918
   (Cost $5,102,000)....................................  USD  5,102,000      5,102,000
                                                                           ------------
TOTAL INVESTMENTS
   (Cost $141,143,048)(5)...............................          101.53%   150,440,921
Other liabilities less assets...........................           (1.53)%   (2,269,622)
                                                          --------------   ------------
NET ASSETS --                                                     100.00%  $148,171,299
                                                          ==============   ============

--------
TIPS Treasury Inflation Protected Security
+  Non-income producing security
(1)Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2005.
(2)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)Variable rate security -- the rate reflected is as of May 31, 2005; maturity date reflects next reset date.
(4)Fair valued security (see Note 3)
(5)See Note 6 for cost of investments on a tax basis.
(6)Bond in default

 May 31, 2005      INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF        57
                                INVESTMENTS - CONTINUED


             Open Forward Currency Contracts
             -----------------------------------------------------
                                                        Gross
                                                      Unrealized
               Contract to    In Exchange  Delivery  Appreciation
                 Deliver          For        Date   (Depreciation)
             -----------------------------------------------------
             AUD  3,200,000  USD 2,468,000  8/4/05     $ 61,228
             CAD  2,300,000* USD 1,813,537  8/4/05      (21,051)
             USD  1,826,353* CAD 2,300,000  8/4/05        8,234
             SEK 17,700,000  USD 2,432,321  8/4/05       48,217
                                                       --------
                                                       $ 96,628
                                                       ========

--------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD Australian Dollar
GBP British Pound
CAD Canadian Dollar
COP Colombian Peso
DKK Danish Krone
EUR Euro Dollar
JPY Japanese Yen
MXN Mexican Peso
SEK Swedish Krona
USD United State Dollar
ZAR South African Rand

See Notes to Financial Statements

 58  INTERNATIONAL GROWTH I FUND - PORTFOLIO PROFILE (Unaudited)  May 31, 2005

Industry Allocation*

                    Collective Investment Pool......  23.87%
                    Banks...........................  14.36%
                    Drugs...........................  11.50%
                    Oil & Gas.......................   9.16%
                    Telecommunications..............   6.59%
                    Retail..........................   6.23%
                    Foods...........................   6.05%
                    Commercial Services.............   3.75%
                    Repurchase Agreement............   3.65%
                    Insurance.......................   3.64%
                    Building Materials..............   3.23%
                    Automotive......................   2.81%
                    Utilities -- Electric...........   2.67%
                    Electronics/Electrical Equipment   2.49%
                    Financial Services..............   2.48%
                    Beverages.......................   2.24%
                    Household Products..............   2.22%
                    Airlines........................   1.72%
                    Multimedia......................   1.65%
                    Leisure & Tourism...............   1.49%
                    Metals..........................   1.41%
                    Healthcare......................   1.30%
                    Publishing......................   1.18%
                    Medical Technology..............   1.03%
                    Chemical........................   0.97%
                    Paper/Forest Products...........   0.96%
                    Railroads & Equipment...........   0.94%
                    Photography.....................   0.92%
                    Hospital Supplies...............   0.80%
                    Finance Companies...............   0.61%
                    Apparel & Products..............   0.50%
                    Textile -- Products.............   0.45%
                    Machinery.......................   0.30%
                    Mining..........................   0.25%
                                                     ------
                                                     123.42%
                                                     ======

*  Calculated as a percentage of Net Assets.

Country Allocation*

                             United States.  29.76%
                             United Kingdom  24.72%
                             Japan.........  16.59%
                             France........  13.69%
                             Switzerland...   7.43%
                             Germany.......   5.51%
                             Australia.....   5.40%
                             Spain.........   3.54%
                             Italy.........   2.59%
                             Netherlands...   2.34%
                             Ireland.......   2.16%
                             Greece........   1.98%
                             Canada........   1.88%
                             Norway........   1.59%
                             Belgium.......   1.07%
                             Hong Kong.....   0.96%
                             Austria.......   0.94%
                             Denmark.......   0.70%
                             Sweden........   0.57%
                                            ------
                                            123.42%
                                            ======

 May 31, 2005    INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS     59


                                                                        Value
                                                             Shares    (Note 3)
---------------------------------------------------------------------------------
COMMON STOCK -- 95.07%
Airlines -- 1.72%
  BAA, PLC.................................................   346,730 $ 3,920,821
  Ryanair Holdings, PLC Sponsored ADR+.....................    54,990   2,512,493
                                                                      -----------
                                                                        6,433,314
                                                                      -----------
Apparel & Products -- 0.50%
  Adidas-Salomon AG#.......................................    11,300   1,876,220
                                                                      -----------
Automotive -- 2.81%
  Continental AG#..........................................    56,360   3,991,411
  Honda Motor Co., Ltd.....................................    59,000   2,918,831
  Toyota Motor Corp........................................    41,500   1,470,410
  Volvo AB, Class B#.......................................    52,150   2,122,420
                                                                      -----------
                                                                       10,503,072
                                                                      -----------
Banks -- 14.36%
  Alpha Bank AE............................................    25,831     714,453
  Anglo Irish Bank Corp., PLC..............................   364,800   4,261,535
  Banco Popolare Di Verona e Novara SCRL#..................   199,399   3,610,414
  Banco Popular Espanol SA.................................    62,180   3,700,856
  Bank of Ireland..........................................   250,870   3,832,355
  Bank of Yokohama, Ltd....................................   355,000   2,031,683
  Commonwealth Bank of Australia...........................   144,370   4,035,325
  DNB NOR ASA..............................................   373,470   3,613,064
  Erste Bank Der Oesterreichischen Sparkassen AG...........    71,744   3,529,132
  HSBC Holdings, PLC.......................................    49,830     789,039
  KBC Bankverzekeringsholding..............................    49,410   4,005,334
  Mitsubishi Tokyo Financial Group, Inc....................       200   1,659,438
  National Bank of Greece SA...............................   113,150   3,777,834
  Royal Bank of Scotland Group, PLC........................   183,034   5,372,451
  Societe Generale, Class A#...............................    46,480   4,565,840
  UBS AG...................................................    54,929   4,233,853
                                                                      -----------
                                                                       53,732,606
                                                                      -----------
Beverages -- 2.24%
  Diageo, PLC..............................................   399,460   5,733,833
  Pernod-Ricard#...........................................    17,060   2,635,010
                                                                      -----------
                                                                        8,368,843
                                                                      -----------
Building Materials -- 3.23%
  Daikin Industries, Ltd...................................   133,000   3,241,718
  Lafarge SA#..............................................    42,010   3,815,926
  Taisei Corp..............................................   766,000   2,535,708
  Wolseley, PLC............................................   121,010   2,475,480
                                                                      -----------
                                                                       12,068,832
                                                                      -----------
Chemical -- 0.97%
  BASF AG..................................................    32,250   2,137,743
  Shin-Etsu Chemical Co., Ltd..............................    40,400   1,490,164
                                                                      -----------
                                                                        3,627,907
                                                                      -----------
Commercial Services -- 3.75%
  Cintra Concesiones de Infrastructuras de Transporte SA+#.   180,651   1,968,568
  Grupo Ferrovial SA#......................................    64,124   3,945,823
  Macquarie Infrastructure Group........................... 1,382,810   4,049,137
  Vinci SA#................................................    54,264   4,063,641
                                                                      -----------
                                                                       14,027,169
                                                                      -----------
Drugs -- 11.50%
  Astellas Pharma, Inc.....................................   127,900   4,559,611
  AstraZeneca, PLC.........................................   146,490   6,225,671
  Eisai Co., Ltd.#.........................................    84,500   2,855,961
  GlaxoSmithKline, PLC.....................................   424,320  10,476,646
  Novartis AG..............................................   185,510   9,050,331
  Novo-Nordisk A/S.........................................    51,150   2,633,216
  Roche Holding AG.........................................    37,021   4,663,178
  Sanofi-Aventis#..........................................    28,470   2,565,570
                                                                      -----------
                                                                       43,030,184
                                                                      -----------

                                                                 Value
                                                     Shares   (Note 3)(2)

       ------------------------------------------------------------------
       Electronics/Electrical Equipment -- 2.49%
         Matsushita Electric Industrial Co., Ltd.#.   266,000 $ 3,960,259
         Omron Corp................................   104,400   2,291,897
         Schneider Electric SA#....................    41,580   3,057,083
                                                              -----------
                                                                9,309,239
                                                              -----------
       Finance Companies -- 0.61%
         Takefuji Corp.............................    37,000   2,286,946
                                                              -----------
       Financial Services -- 1.65%
         Ainax AB+.................................         1          36
         Man Group, PLC............................    94,030   2,251,005
         ORIX Corp.................................    27,300   3,927,763
                                                              -----------
                                                                6,178,804
                                                              -----------
       Foods -- 6.05%
         Ajinomoto Co., Inc.#......................   233,000   2,571,235
         Groupe Danone#............................    47,070   4,327,836
         Nestle SA.................................    26,860   7,067,445
         Royal Numico NV+..........................   110,470   4,404,257
         Unilever, PLC.............................   437,990   4,266,255
                                                              -----------
                                                               22,637,028
                                                              -----------
       Healthcare -- 1.30%
         Essilor International SA#.................    45,720   3,134,133
         Hoya Corp.................................    15,500   1,726,523
                                                              -----------
                                                                4,860,656
                                                              -----------
       Hospital Supplies -- 0.80%
         Fresenius Medical Care AG#................    38,282   3,006,713
                                                              -----------
       Household Products -- 2.22%
         Kao Corp.#................................    69,000   1,593,821
         Reckitt Benckiser, PLC....................   197,179   6,016,574
         Shiseido Co., Ltd.........................    59,000     708,056
                                                              -----------
                                                                8,318,451
                                                              -----------
       Insurance -- 3.64%
         AXA#......................................   145,281   3,539,035
         ING Groep NV..............................   157,240   4,347,173
         Legal & General Group, PLC................ 1,255,040   2,473,822
         QBE Insurance Group, Ltd..................   294,090   3,248,226
                                                              -----------
                                                               13,608,256
                                                              -----------
       Leisure & Tourism -- 1.49%
         Accor SA#.................................    57,340   2,642,842
         OPAP SA...................................   106,730   2,922,689
                                                              -----------
                                                                5,565,531
                                                              -----------
       Machinery -- 0.30%
         Komatsu, Ltd..............................   151,000   1,128,155
                                                              -----------
       Medical Technology -- 1.03%
         Smith & Nephew, PLC.......................   389,390   3,844,068
                                                              -----------
       Metals -- 1.41%
         BHP Billiton, Ltd.........................   422,130   5,288,373
                                                              -----------
       Mining -- 0.25%
         Sumitomo Metal Mining Co., Ltd.#..........   147,000     941,862
                                                              -----------
       Multimedia -- 1.65%
         Thomson Corp.#............................    70,200   2,366,286
         Vivendi Universal SA#.....................   125,650   3,825,878
                                                              -----------
                                                                6,192,164
                                                              -----------
       Oil & Gas -- 9.16%
         BG Group, PLC.............................   342,990   2,598,213
         BP, PLC................................... 1,041,970  10,436,907
         EnCana Corp.#.............................    24,820     860,158
         ENI SpA#..................................   148,840   3,814,332
         Osaka Gas Co., Ltd........................ 1,170,000   3,617,874
         Saipem#...................................   180,940   2,284,248
         Total SA, Class B#........................    48,320  10,677,058
                                                              -----------
                                                               34,288,790
                                                              -----------

 60    INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS -    May 31, 2005
                              CONTINUED


                                                            Value
                                                Shares     (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Paper/Forest Products -- 0.96%
            Amcor, Ltd........................   704,440 $  3,596,107
                                                         ------------
          Photography -- 0.92%
            Fuji Photo Film Co., Ltd..........   110,700    3,431,220
                                                         ------------
          Publishing -- 1.18%
            Reed Elsevier, PLC................   464,190    4,426,961
                                                         ------------
          Railroads & Equipment -- 0.94%
            East Japan Railway Co.............       710    3,519,041
                                                         ------------
          Retail -- 6.23%
            Compagnie Financiere Richemont AG.    91,190    2,773,306
            Metro AG#.........................    38,290    1,907,399
            Next, PLC.........................   127,020    3,321,003
            Pinault-Printemps-Redoute SA#.....    18,380    1,819,454
            Shoppers Drug Mart Corp...........   115,646    3,791,295
            Tesco, PLC........................ 1,030,310    5,857,696
            Yamada Denki Co., Ltd.#...........    71,100    3,859,437
                                                         ------------
                                                           23,329,590
                                                         ------------
          Telecommunications -- 6.59%
            America Movil SA de CV ADR........    48,930    2,773,352
            Deutsche Telekom AG#..............   257,470    4,783,228
            France Telecom SA.................    19,370      547,407
            KDDI Corp.........................       450    2,061,262
            Telefonica SA.....................   216,660    3,626,832
            Telenor ASA#......................   291,450    2,323,320
            Vodafone Group, PLC............... 3,385,680    8,529,237
                                                         ------------
                                                           24,644,638
                                                         ------------
          Textile - Products -- 0.45%
            Toray Industries, Inc.#...........   379,000    1,680,690
                                                         ------------
          Utilities - Electric -- 2.67%
            CLP Holdings, Ltd.................   631,000    3,604,159
            E. ON AG#.........................    33,490    2,899,101
            National Grid Transco, PLC........   357,220    3,499,738
                                                         ------------
                                                           10,002,998
                                                         ------------
          Total Common Stock
            (Cost $325,804,198)...............            355,754,428
                                                         ------------

                                                             Shares/
                                                            Principal       Value
                                                             Amount      (Note 3)(2)

-------------------------------------------------------------------------------------
EXCHANGE - TRADED FUNDS -- 0.83%
Financial Services -- 0.83%
  iShares MSCI EAFE Index Fund#
   (Cost $3,206,521).....................................      20,000   $  3,099,000
                                                                        ------------
Total Long-Term Investment Securities
   (Cost $329,010,719)...................................                358,853,428
                                                                        ------------
SHORT-TERM INVESTMENT SECURITIES -- 23.87%
Collective Investment Pool -- 23.87%
  Securities Lending Quality Trust(1)
   (Cost $89,319,045).................................... $89,319,045     89,319,045
                                                                        ------------
REPURCHASE AGREEMENT -- 3.65%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $13,651,062 and
   collateralized by Federal Home Loan Mtg. Corp. Notes,
   bearing interest at 2.75%, due 02/09/07 and having an
   approximate value of $13,926,655
   (Cost $13,650,000)....................................  13,650,000     13,650,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $431,979,764)(3)................................      123.42%   461,822,473
Liabilities in excess of other assets....................      (23.42)%  (87,633,175)
                                                          -----------   ------------
NET ASSETS --                                                  100.00%  $374,189,298
                                                          ===========   ============

--------
ADR American Depository Receipt
#  The security or a portion thereof is out on loan (see Note 3).
+  Non-income producing security.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)A substantial number of the Fund's holdings were valued using fair value procedures at May 31, 2005. At May 31, 2005, the aggregate value of these securities was $343,450,808 representing 91.79% of net assets. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(3)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 May 31, 2005    LARGE CAP GROWTH FUND - PORTFOLIO PROFILE (Unaudited)     61

Industry Allocation*

                   Drugs.............................   7.51%
                   Financial Services................   7.15%
                   Semiconductors....................   7.07%
                   Information Processing -- Software   6.51%
                   Hospital Supplies.................   6.18%
                   Retail............................   6.15%
                   Information Processing -- Hardware   6.11%
                   Leisure & Tourism.................   5.72%
                   Multimedia........................   5.27%
                   Telecommunications................   5.16%
                   Conglomerates.....................   4.47%
                   Medical -- Biomedical/Gene........   4.00%
                   Beverages.........................   3.74%
                   Household Products................   3.26%
                   Aerospace/Defense.................   2.68%
                   Collective Investment Pool........   2.67%
                   Insurance.........................   2.49%
                   Oil & Gas.........................   2.45%
                   Apparel & Products................   2.43%
                   Information Processing -- Services   2.27%
                   Automotive........................   1.89%
                   Therapeutics......................   1.68%
                   Electronics/Electrical Equipment..   1.26%
                   Machinery.........................   1.09%
                   Banks.............................   1.05%
                   Medical Technology................   1.05%
                   Chemical..........................   0.93%
                                                      ------
                                                      102.24%
                                                      ======

*  Calculated as a percentage of Net Assets.

 62        LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS        May 31, 2005


                                                              Value
                                                    Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 99.57%
         Aerospace/Defense -- 2.68%
           L-3 Communications Holdings, Inc........  60,000 $ 4,246,800
           United Technologies Corp................  52,000   5,548,400
                                                            -----------
                                                              9,795,200
                                                            -----------
         Apparel & Products -- 2.43%
           Coach, Inc.+............................  80,000   2,323,200
           Nike, Inc., Class B.....................  79,800   6,559,560
                                                            -----------
                                                              8,882,760
                                                            -----------
         Automotive -- 1.89%
           Danaher Corp............................ 125,000   6,891,250
                                                            -----------
         Banks -- 1.05%
           Bank of America Corp....................  82,850   3,837,612
                                                            -----------
         Beverages -- 3.74%
           Coca-Cola Co............................ 150,000   6,694,500
           PepsiCo, Inc............................ 124,100   6,986,830
                                                            -----------
                                                             13,681,330
                                                            -----------
         Chemical -- 0.93%
           Dow Chemical Co.........................  75,000   3,396,750
                                                            -----------
         Conglomerates -- 4.47%
           General Electric Co..................... 200,900   7,328,832
           ITT Industries, Inc.....................  45,000   4,275,000
           Tyco International, Ltd................. 163,500   4,730,055
                                                            -----------
                                                             16,333,887
                                                            -----------
         Drugs -- 7.51%
           Abbott Laboratories..................... 125,000   6,030,000
           Merck & Co., Inc........................  70,000   2,270,800
           Pfizer, Inc............................. 439,723  12,268,272
           Schering-Plough Corp.................... 240,000   4,680,000
           Wyeth...................................  50,000   2,168,500
                                                            -----------
                                                             27,417,572
                                                            -----------
         Electronics/Electrical Equipment -- 1.26%
           Ametek, Inc............................. 120,000   4,587,600
                                                            -----------
         Financial Services -- 7.15%
           American Express Co.....................  90,500   4,873,425
           Capital One Financial Corp.............. 113,400   8,550,360
           Citigroup, Inc..........................  83,000   3,910,130
           Goldman Sachs Group, Inc................  40,200   3,919,500
           Merrill Lynch & Co., Inc................  90,000   4,883,400
                                                            -----------
                                                             26,136,815
                                                            -----------
         Hospital Supplies -- 6.18%
           Becton, Dickinson and Co................  65,400   3,757,230
           Johnson & Johnson....................... 192,600  12,923,460
           Medtronic, Inc.......................... 110,000   5,912,500
                                                            -----------
                                                             22,593,190
                                                            -----------
         Household Products -- 3.26%
           Colgate-Palmolive Co....................  70,000   3,497,900
           Procter & Gamble Co..................... 152,600   8,415,890
                                                            -----------
                                                             11,913,790
                                                            -----------
         Information Processing - Hardware -- 6.11%
           Dell, Inc.+............................. 204,525   8,158,502
           EMC Corp.+.............................. 300,000   4,218,000
           International Business Machines Corp....  69,800   5,273,390
           Seagate Technology+..................... 220,000   4,668,400
                                                            -----------
                                                             22,318,292
                                                            -----------
         Information Processing - Services -- 2.27%
           eBay, Inc.+.............................  99,000   3,762,990
           Symantec Corp.+......................... 200,000   4,522,000
                                                            -----------
                                                              8,284,990
                                                            -----------

                                                   Shares/
                                                  Principal      Value
                                                   Amount       (Note 3)

    -----------------------------------------------------------------------
    Information Processing - Software -- 6.51%
      Adobe Systems, Inc........................    158,200   $  5,230,092
      Microsoft Corp............................    519,900     13,413,420
      Oracle Corp.+.............................    400,000      5,128,000
                                                              ------------
                                                                23,771,512
                                                              ------------
    Insurance -- 2.49%
      PacifiCare Health Systems, Inc., Class A+.     60,000      3,769,800
      WellPoint, Inc.+..........................     40,000      5,320,000
                                                              ------------
                                                                 9,089,800
                                                              ------------
    Leisure & Tourism -- 5.72%
      Carnival Corp.............................    158,200      8,368,780
      Harrah's Entertainment, Inc...............     60,000      4,308,600
      Hilton Hotels Corp........................    225,000      5,451,750
      Royal Caribbean Cruises, Ltd.#............     60,000      2,766,600
                                                              ------------
                                                                20,895,730
                                                              ------------
    Machinery -- 1.09%
      Dover Corp................................    105,000      3,976,350
                                                              ------------
    Medical - Biomedical/Gene -- 4.00%
      Amgen, Inc.+..............................    134,100      8,391,978
      Genzyme Corp.+............................    100,000      6,239,000
                                                              ------------
                                                                14,630,978
                                                              ------------
    Medical Technology -- 1.05%
      Zimmer Holdings, Inc.+....................     50,000      3,829,000
                                                              ------------
    Multimedia -- 5.27%
      News Corp., Class A.......................    520,000      8,387,600
      Time Warner, Inc.+........................    426,500      7,421,100
      Viacom, Inc., Class B.....................    100,000      3,429,000
                                                              ------------
                                                                19,237,700
                                                              ------------
    Oil & Gas -- 2.45%
      ChevronTexaco Corp........................     69,200      3,721,576
      Transocean, Inc.+.........................    105,000      5,230,050
                                                              ------------
                                                                 8,951,626
                                                              ------------
    Retail -- 6.15%
      Home Depot, Inc...........................    140,000      5,509,000
      Urban Outfitters, Inc.#+..................     40,000      2,133,600
      Wal-Mart Stores, Inc......................    149,100      7,041,993
      Walgreen Co...............................     85,000      3,853,900
      Williams-Sonoma, Inc.+....................    100,000      3,933,000
                                                              ------------
                                                                22,471,493
                                                              ------------
    Semiconductors -- 7.07%
      Intel Corp................................    497,298     13,392,235
      Lam Research Corp.+#......................    160,000      4,908,800
      Marvell Technology Group, Ltd.+...........     75,000      3,072,000
      Texas Instruments, Inc....................    161,000      4,450,040
                                                              ------------
                                                                25,823,075
                                                              ------------
    Telecommunications -- 5.16%
      Cisco Systems, Inc.+......................    353,200      6,845,016
      Motorola, Inc.............................    264,000      4,585,680
      QUALCOMM, Inc.............................    199,000      7,414,740
                                                              ------------
                                                                18,845,436
                                                              ------------
    Therapeutics -- 1.68%
      Gilead Sciences, Inc.+....................    150,000      6,120,000
                                                              ------------
    Total Long-Term Investment Securities
       (Cost $341,968,066)......................               363,713,738
                                                              ------------
    SHORT-TERM INVESTMENT SECURITIES -- 2.67%
    Collective Investment Pool -- 2.67%
      Securities Lending Quality Trust(1)
       (Cost $9,750,550)........................ $9,750,550      9,750,550
                                                              ------------
    TOTAL INVESTMENTS
       (Cost $351,718,616)(2)...................     102.24%   373,464,288
    Liabilities in excess of other assets.......      (2.24)%   (8,172,445)
                                                 ----------   ------------
    NET ASSETS --                                    100.00%  $365,291,843
                                                 ==========   ============

 May 31, 2005 LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED  63

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 64   LARGE CAPITAL GROWTH FUND - PORTFOLIO PROFILE (Unaudited)   May 31, 2005

Industry Allocation*

                   Retail............................  7.21%
                   Information Processing -- Hardware  6.59%
                   Financial Services................  6.55%
                   Hospital Supplies.................  6.50%
                   Insurance.........................  6.13%
                   Information Processing -- Software  5.61%
                   Drugs.............................  5.25%
                   Oil & Gas.........................  4.87%
                   Leisure & Tourism.................  4.75%
                   Household Products................  4.58%
                   Semiconductors....................  4.08%
                   Aerospace/Defense.................  3.82%
                   Apparel & Products................  3.59%
                   Telecommunications................  3.34%
                   Multimedia........................  2.63%
                   Beverages.........................  2.44%
                   Conglomerates.....................  2.24%
                   Information Processing -- Services  2.10%
                   Medical -- Biomedical/Gene........  1.97%
                   Machinery.........................  1.53%
                   Optical Instruments & Lenses......  1.36%
                   Chemical..........................  1.19%
                   Medical Technology................  1.11%
                   Hospital Management...............  1.07%
                   Repurchase Agreement..............  0.98%
                   Home Builders.....................  0.96%
                   Therapeutics......................  0.95%
                   Finance Companies.................  0.92%
                   Metals............................  0.91%
                   Automotive........................  0.90%
                   Electronics/Electrical Equipment..  0.58%
                   Commercial Services...............  0.53%
                   Foods.............................  0.53%
                   Banks.............................  0.52%
                   Healthcare........................  0.40%
                   Railroads & Equipment.............  0.37%
                   Freight...........................  0.27%
                                                      -----
                                                      99.33%
                                                      =====

*  Calculated as a percentage of Net Assets.

 May 31, 2005     LARGE CAPITAL GROWTH FUND - SCHEDULE OF INVESTMENTS      65



                                                             Value
                                                     Shares (Note 3)
           ---------------------------------------------------------
           COMMON STOCK -- 98.35%
           Aerospace/Defense -- 3.82%
             Boeing Co..............................   910  $ 58,149
             General Dynamics Corp..................   340    36,713
             L-3 Communications Holdings, Inc.......   700    49,546
             Lockheed Martin Corp...................   960    62,295
             Rockwell Collins, Inc.................. 1,060    52,353
             United Technologies Corp............... 1,100   117,370
                                                            --------
                                                             376,426
                                                            --------
           Apparel & Products -- 3.59%
             Abercrombie and Fitch Co., Class A..... 1,050    60,196
             Chicos FAS, Inc.+...................... 1,290    44,131
             Coach, Inc.+........................... 2,200    63,888
             Nike, Inc., Class B.................... 2,260   185,772
                                                            --------
                                                             353,987
                                                            --------
           Automotive -- 0.90%
             Danaher Corp........................... 1,600    88,208
                                                            --------
           Banks -- 0.52%
             Bank of America Corp................... 1,100    50,952
                                                            --------
           Beverages -- 2.44%
             Coca-Cola Co........................... 2,200    98,186
             PepsiCo, Inc........................... 2,520   141,876
                                                            --------
                                                             240,062
                                                            --------
           Chemical -- 1.19%
             Dow Chemical Co........................ 1,000    45,290
             Monsanto Co............................ 1,270    72,390
                                                            --------
                                                             117,680
                                                            --------
           Commercial Services -- 0.53%
             Accenture, Ltd., Class A+.............. 2,260    52,613
                                                            --------
           Conglomerates -- 2.24%
             General Electric Co.................... 3,000   109,440
             ITT Industries, Inc....................   500    47,500
             Tyco International, Ltd................ 2,200    63,646
                                                            --------
                                                             220,586
                                                            --------
           Drugs -- 5.25%
             Abbott Laboratories.................... 1,700    82,008
             Caremark Rx, Inc.+.....................   820    36,621
             GlaxoSmithKline, PLC ADR...............   800    39,760
             Merck & Co., Inc.......................   900    29,196
             Pfizer, Inc............................ 5,700   159,030
             Sanofi-Aventis.........................   800    36,000
             Schering-Plough Corp................... 3,300    64,350
             Shire Pharmaceuticals Group, PLC ADR... 1,250    40,013
             Wyeth..................................   700    30,359
                                                            --------
                                                             517,337
                                                            --------
           Electronics/Electrical Equipment -- 0.58%
             Ametek, Inc............................ 1,500    57,345
                                                            --------
           Finance Companies -- 0.92%
             SLM Corp............................... 1,880    90,748
                                                            --------
           Financial Services -- 6.55%
             American Express Co.................... 1,300    70,005
             Bear Stearns Cos., Inc.................   450    44,568
             Capital One Financial Corp............. 1,600   120,640
             Citigroup, Inc......................... 1,100    51,821
             Countrywide Financial Corp............. 2,400    89,208
             Goldman Sachs Group, Inc............... 1,270   123,825
             Lehman Brothers Holdings, Inc..........   810    74,682
             Merrill Lynch & Co., Inc............... 1,300    70,538
                                                            --------
                                                             645,287
                                                            --------
           Foods -- 0.53%
             Hershey Foods Corp.....................   810    52,010
                                                            --------

                                                               Value
                                                       Shares (Note 3)

          ------------------------------------------------------------
          Freight -- 0.27%
            FedEx Corp................................   300  $ 26,826
                                                              --------
          Healthcare -- 0.40%
            Medco Health Solutions, Inc.+.............   780    39,000
                                                              --------
          Home Builders -- 0.96%
            DR Horton, Inc............................ 1,493    51,613
            NVR, Inc.+................................    57    43,263
                                                              --------
                                                                94,876
                                                              --------
          Hospital Management -- 1.07%
            HCA, Inc.................................. 1,960   105,840
                                                              --------
          Hospital Supplies -- 6.50%
            Becton, Dickinson and Co.................. 2,570   147,646
            CR Bard, Inc..............................   530    36,173
            Johnson & Johnson......................... 5,600   375,760
            Medtronic, Inc............................ 1,500    80,625
                                                              --------
                                                               640,204
                                                              --------
          Household Products -- 4.58%
            Clorox Co.................................   620    36,214
            Colgate-Palmolive Co......................   900    44,973
            Fortune Brands, Inc.......................   600    51,900
            Gillette Co............................... 2,550   134,487
            Procter & Gamble Co....................... 3,320   183,098
                                                              --------
                                                               450,672
                                                              --------
          Information Processing - Hardware -- 6.59%
            Apple Computer, Inc.+..................... 1,630    64,727
            Dell, Inc.+............................... 8,310   331,486
            EMC Corp.+................................ 4,000    56,240
            International Business Machines Corp...... 1,000    75,550
            Seagate Technology+....................... 5,700   120,954
                                                              --------
                                                               648,957
                                                              --------
          Information Processing - Services -- 2.10%
            eBay, Inc.+............................... 1,400    53,214
            NCR Corp.+................................ 1,000    36,630
            Symantec Corp.+........................... 2,800    63,308
            VeriSign, Inc.+........................... 1,670    54,024
                                                              --------
                                                               207,176
                                                              --------
          Information Processing - Software -- 5.61%
            Adobe Systems, Inc........................ 4,540   150,092
            Autodesk, Inc............................. 1,600    63,328
            Microsoft Corp............................ 9,200   237,360
            Oracle Corp.+............................. 7,900   101,278
                                                              --------
                                                               552,058
                                                              --------
          Insurance -- 6.13%
            Aetna, Inc................................ 1,540   120,135
            Allstate Corp............................. 1,050    61,110
            Chubb Corp................................   450    37,903
            MetLife, Inc..............................   830    37,018
            PacifiCare Health Systems, Inc., Class A+.   700    43,981
            UnitedHealth Group, Inc................... 3,320   161,286
            WellPoint, Inc.+.......................... 1,070   142,310
                                                              --------
                                                               603,743
                                                              --------
          Leisure & Tourism -- 4.75%
            Carnival Corp............................. 2,000   105,800
            Darden Restaurants, Inc................... 1,650    53,592
            Harrah's Entertainment, Inc...............   800    57,448
            Hilton Hotels Corp........................ 3,000    72,690
            Marriott International, Inc., Class A.....   500    33,770
            Royal Caribbean Cruises, Ltd..............   800    36,888
            Yum! Brands, Inc.......................... 2,100   107,709
                                                              --------
                                                               467,897
                                                              --------

 66     LARGE CAPITAL GROWTH FUND - SCHEDULE OF INVESTMENTS -     May 31, 2005
                              CONTINUED


                                                           Value
                                                   Shares (Note 3)
             -----------------------------------------------------
             COMMON STOCK (continued)
             Machinery -- 1.53%
               Dover Corp......................... 1,200  $ 45,444
               Precision Castparts Corp...........   650    50,525
               Rockwell Automation, Inc........... 1,060    54,452
                                                          --------
                                                           150,421
                                                          --------
             Medical - Biomedical/Gene -- 1.97%
               Amgen, Inc.+....................... 1,800   112,644
               Genzyme Corp.+..................... 1,300    81,107
                                                          --------
                                                           193,751
                                                          --------
             Medical Technology -- 1.11%
               Quest Diagnostics, Inc.............   600    63,000
               Zimmer Holdings, Inc.+.............   600    45,948
                                                          --------
                                                           108,948
                                                          --------
             Metals -- 0.91%
               Nucor Corp......................... 1,170    61,963
               Southern Peru Copper Corp. ADR.....   590    27,412
                                                          --------
                                                            89,375
                                                          --------
             Multimedia -- 2.63%
               News Corp., Class A................ 7,500   120,975
               Time Warner, Inc.+................. 5,200    90,480
               Viacom, Inc., Class B.............. 1,400    48,006
                                                          --------
                                                           259,461
                                                          --------
             Oil & Gas -- 4.87%
               Apache Corp........................   625    36,725
               ChevronTexaco Corp................. 2,310   124,232
               ConocoPhillips.....................   940   101,369
               Devon Energy Corp.................. 1,070    49,113
               Transocean, Inc.+.................. 1,400    69,734
               Valero Energy Corp................. 1,430    98,127
                                                          --------
                                                           479,300
                                                          --------
             Optical Instruments & Lenses -- 1.36%
               Alcon, Inc......................... 1,310   133,974
                                                          --------
             Railroads & Equipment -- 0.37%
               Burlington Northern Santa Fe Corp..   730    36,077
                                                          --------
             Retail -- 7.21%
               Express Scripts, Inc., Class A+....   390    36,032
               Federated Department Stores, Inc...   530    35,749
               Home Depot, Inc.................... 2,960   116,476
               J.C. Penney Co., Inc...............   770    38,315

                                                              Shares/
                                                             Principal   Value
                                                              Amount    (Note 3)

---------------------------------------------------------------------------------
Retail (continued)
  Michaels Stores, Inc......................................    1,000  $   42,110
  Nordstrom, Inc............................................    1,430      87,287
  Sears Holdings Corp.+.....................................      250      36,675
  Staples, Inc..............................................    4,640      99,899
  Urban Outfitters, Inc.+...................................      500      26,670
  Wal-Mart Stores, Inc......................................    2,000      94,460
  Walgreen Co...............................................    1,000      45,340
  Williams-Sonoma, Inc.+....................................    1,300      51,129
                                                                       ----------
                                                                          710,142
                                                                       ----------
Semiconductors -- 4.08%
  Intel Corp................................................    7,500     201,975
  Lam Research Corp.+.......................................    2,200      67,496
  Marvell Technology Group, Ltd.+...........................    1,000      40,960
  National Semiconductor Corp...............................    1,800      36,216
  Texas Instruments, Inc....................................    2,000      55,280
                                                                       ----------
                                                                          401,927
                                                                       ----------
Telecommunications -- 3.34%
  Cisco Systems, Inc.+......................................    7,650     148,257
  Motorola, Inc.............................................    4,800      83,376
  QUALCOMM, Inc.............................................    2,600      96,876
                                                                       ----------
                                                                          328,509
                                                                       ----------
Therapeutics -- 0.95%
  Gilead Sciences, Inc.+....................................    2,300      93,840
                                                                       ----------
Total Long-Term Investment Securities
   (Cost $9,474,459)........................................            9,686,215
                                                                       ----------
REPURCHASE AGREEMENT -- 0.98%
  State Street Bank & Trust Co., Joint Repurchase Agreement
   (Cost $97,000)(1)........................................  $97,000      97,000
                                                                       ----------
TOTAL INVESTMENTS
   (Cost $9,571,459)(2).....................................    99.33%  9,783,215
Other assets less liabilities...............................     0.67%     66,014
                                                              -------  ----------
NET ASSETS --                                                  100.00% $9,849,229
                                                              =======  ==========

--------
ADR American Depository Receipt
+  Non-income producing security
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 May 31, 2005     MID CAP INDEX FUND - PORTFOLIO PROFILE (Unaudited)       67

Industry Allocation*

                   Collective Investment Pool........  11.73%
                   Oil & Gas.........................   7.57%
                   Insurance.........................   6.47%
                   Retail............................   5.45%
                   Information Processing -- Services   4.76%
                   Utilities -- Electric.............   4.73%
                   Banks.............................   4.28%
                   Electronics/Electrical Equipment..   3.91%
                   Healthcare........................   3.62%
                   Leisure & Tourism.................   3.38%
                   Financial Services................   3.18%
                   Real Estate Investment Trusts.....   2.89%
                   Semiconductors....................   2.83%
                   Chemical..........................   2.82%
                   Home Builders.....................   2.82%
                   Apparel & Products................   2.53%
                   Machinery.........................   2.49%
                   Freight...........................   2.48%
                   Automotive........................   2.21%
                   Drugs.............................   2.08%
                   Foods.............................   2.01%
                   Commercial Services...............   1.84%
                   Hospital Supplies.................   1.63%
                   Information Processing -- Hardware   1.53%
                   Information Processing -- Software   1.48%
                   Commercial Paper..................   1.44%
                   Publishing........................   1.26%
                   Schools...........................   1.19%
                   Savings & Loan....................   1.13%
                   Paper/Forest Products.............   1.09%
                   Medical Technology................   1.03%
                   Building Materials................   0.98%
                   Telecommunications................   0.89%
                   Coal..............................   0.80%
                   Utilities -- Gas, Pipeline........   0.78%
                   Beverages.........................   0.77%
                   Hospital Management...............   0.75%
                   Appliances/Furnishings............   0.66%
                   Pollution Control.................   0.63%
                   Utilities -- Gas, Distribution....   0.59%
                   Human Resources...................   0.54%
                   Medical -- Biomedical/Gene........   0.53%
                   Government Agency.................   0.52%
                   Household Products................   0.51%
                   Repurchase Agreement..............   0.49%
                   Utilities -- Communication........   0.48%
                   Advertising.......................   0.47%
                   Aerospace/Defense.................   0.47%
                   Textile -- Products...............   0.46%
                   Metals............................   0.45%
                   Broadcasting......................   0.38%
                   Multimedia........................   0.38%
                   Airlines..........................   0.35%
                   Auto -- Replacement Parts.........   0.27%
                   Water Services....................   0.24%
                   Heavy Duty Trucks/Parts...........   0.14%
                   Conglomerates.....................   0.11%
                   Tobacco...........................   0.11%
                   Government Obligations............   0.11%
                                                      ------
                                                      111.72%
                                                      ======

*  Calculated as a percentage of Net Assets.

 68         MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS          May 31, 2005


                                                              Value
                                                    Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 97.43%
        Advertising -- 0.47%
          Catalina Marketing Corp.#................  87,700 $ 2,104,800
          Harte-Hanks, Inc.#....................... 127,800   3,743,262
          Valassis Communications, Inc.+...........  91,400   3,170,666
                                                            -----------
                                                              9,018,728
                                                            -----------
        Aerospace/Defense -- 0.47%
          Alliant Techsystems, Inc.+...............  67,400   4,832,580
          Sequa Corp., Class A+....................  15,000     870,000
          Titan Corp.+............................. 151,000   3,322,000
                                                            -----------
                                                              9,024,580
                                                            -----------
        Airlines -- 0.35%
          Airtran Holdings, Inc.+#................. 152,800   1,491,328
          Alaska Air Group, Inc.+#.................  46,000   1,357,920
          JetBlue Airways Corp.+#.................. 174,900   3,800,577
                                                            -----------
                                                              6,649,825
                                                            -----------
        Apparel & Products -- 2.53%
          Abercrombie and Fitch Co., Class A....... 155,300   8,903,349
          Aeropostale, Inc.+#......................  99,200   2,703,200
          American Eagle Outfitters, Inc........... 236,600   6,695,780
          AnnTaylor Stores Corp.+.................. 125,800   3,240,608
          Chicos FAS, Inc.+#....................... 318,400  10,892,464
          Foot Locker, Inc......................... 277,900   7,339,339
          Pacific Sunwear of California, Inc.+..... 132,300   2,778,300
          Payless ShoeSource, Inc.+................ 121,400   2,043,162
          Timberland Co., Class A+................. 110,600   4,076,716
                                                            -----------
                                                             48,672,918
                                                            -----------
        Appliances/Furnishings -- 0.66%
          Furniture Brands International, Inc.#....  94,600   1,902,406
          Herman Miller, Inc.#..................... 124,600   3,627,106
          HNI Corp.................................  92,400   4,766,916
          Lancaster Colony Corp....................  54,800   2,407,912
                                                            -----------
                                                             12,704,340
                                                            -----------
        Automotive -- 2.21%
          Advance Auto Parts, Inc.+................ 131,100   7,770,297
          ArvinMeritor, Inc.#...................... 124,800   1,797,120
          Borg-Warner, Inc......................... 100,100   5,351,346
          Carlisle Cos., Inc.#.....................  55,300   3,833,396
          Carmax, Inc.+#........................... 185,800   4,743,474
          Donaldson Co., Inc.#..................... 137,000   4,397,700
          Lear Corp.#.............................. 119,700   4,512,690
          Modine Manufacturing Co.#................  57,700   1,754,080
          SPX Corp.#............................... 133,900   5,946,499
          Thor Industries, Inc.#...................  82,200   2,495,592
                                                            -----------
                                                             42,602,194
                                                            -----------
        Auto - Replacement Parts -- 0.27%
          O'Reilly Automotive, Inc.+...............  93,900   5,216,145
                                                            -----------
        Banks -- 4.28%
          Associated Banc-Corp.#................... 230,800   7,713,336
          Bank of Hawaii Corp......................  95,300   4,643,969
          City National Corp.......................  80,700   5,732,121
          Colonial BancGroup, Inc.................. 276,100   6,154,269
          Commerce Bancorp, Inc.#.................. 282,800   7,847,700
          Cullen/Frost Bankers, Inc................  87,000   3,881,070
          First American Corp., Class A............ 145,500   5,630,850
          FirstMerit Corp.#........................ 150,000   3,825,000
          Greater Bay Bancorp#.....................  90,900   2,284,317
          Hibernia Corp., Class A.................. 276,600   8,892,690
          Mercantile Bankshares Corp............... 141,100   7,355,543
          Silicon Valley Bancshares#...............  64,400   3,075,744
          TCF Financial Corp.#..................... 226,400   5,859,232
          Texas Regional Bancshares, Inc., Class A.  73,400   2,113,186
          Westamerica Bancorp......................  59,600   3,137,940
          Wilmington Trust Corp.................... 120,000   4,299,600
                                                            -----------
                                                             82,446,567
                                                            -----------

                                                             Value
                                                   Shares   (Note 3)

         -------------------------------------------------------------
         Beverages -- 0.77%
           Constellation Brands, Inc., Class A+... 367,200 $10,211,832
           PepsiAmericas, Inc..................... 188,900   4,575,158
                                                           -----------
                                                            14,786,990
                                                           -----------
         Broadcasting -- 0.38%
           Emmis Communications Corp., Class A+#..  91,500   1,625,040
           Entercom Communications Corp.+#........  78,800   2,616,160
           Westwood One, Inc.#.................... 157,500   3,126,375
                                                           -----------
                                                             7,367,575
                                                           -----------
         Building Materials -- 0.98%
           Fastenal Co.#.......................... 121,800   7,079,016
           Martin Marietta Materials, Inc.........  84,100   5,134,305
           RPM International, Inc.#............... 208,900   3,676,640
           York International Corp.#..............  74,000   3,048,800
                                                           -----------
                                                            18,938,761
                                                           -----------
         Chemical -- 2.82%
           Airgas, Inc.#.......................... 125,000   3,000,000
           Albemarle Corp.........................  81,800   3,111,672
           Cabot Corp............................. 112,100   3,250,900
           Cabot Microelectronics Corp.+#.........  44,000   1,378,520
           Chemtura Corp.#........................ 204,600   3,140,610
           Cytec Industries, Inc..................  76,800   3,199,488
           Ferro Corp.............................  74,700   1,437,228
           FMC Corp.+.............................  65,700   3,643,065
           Invitrogen Corp.+#.....................  91,900   7,290,427
           Lubrizol Corp.......................... 120,000   4,724,400
           Lyondell Chemical Co................... 387,700   9,203,998
           Minerals Technologies, Inc.#...........  36,600   2,463,180
           Olin Corp.#............................ 126,400   2,372,528
           Sensient Technologies Corp.............  83,900   1,707,365
           Valspar Corp.#.........................  91,700   4,346,580
                                                           -----------
                                                            54,269,961
                                                           -----------
         Coal -- 0.80%
           Arch Coal, Inc.#....................... 111,800   5,416,710
           Peabody Energy Corp.................... 209,800  10,015,852
                                                           -----------
                                                            15,432,562
                                                           -----------
         Commercial Services -- 1.84%
           Adesa, Inc............................. 163,400   3,722,252
           Alliance Data Systems Corp.+........... 117,900   4,447,188
           Brinks Co.............................. 101,100   3,155,331
           CDW Corp.#............................. 131,900   7,673,942
           Deluxe Corp............................  89,500   3,616,695
           Dycom Industries, Inc.+#...............  86,700   1,702,788
           Moneygram International, Inc........... 152,800   2,834,440
           Plexus Corp.+..........................  77,200   1,061,500
           Quanta Services, Inc.+#................ 173,500   1,566,705
           Rollins, Inc.#.........................  87,800   1,791,120
           Sotheby's Holdings, Inc., Class A+.....  84,900   1,191,147
           United Rentals, Inc.+.................. 129,100   2,592,328
                                                           -----------
                                                            35,355,436
                                                           -----------
         Conglomerates -- 0.11%
           Trinity Industries, Inc.#..............  75,900   2,205,654
                                                           -----------
         Drugs -- 2.08%
           Barr Pharmaceuticals, Inc.+............ 164,700   8,370,054
           Cephalon, Inc.+#....................... 103,400   4,386,228
           IVAX Corp.+............................ 413,100   8,117,415
           Par Pharmaceutical Cos., Inc.+#........  60,400   1,932,800
           Perrigo Co............................. 158,300   2,459,982
           Sepracor, Inc.+........................ 187,300  11,380,348
           Valeant Pharmaceuticals International#. 163,000   3,362,690
                                                           -----------
                                                            40,009,517
                                                           -----------

 May 31, 2005  MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED    69


                                                                Value
                                                      Shares   (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Electronics/Electrical Equipment -- 3.91%
        Ametek, Inc.#................................ 123,100 $ 4,706,113
        Amphenol Corp., Class A...................... 157,700   6,684,903
        Arrow Electronics, Inc.+#.................... 206,500   5,771,675
        Avnet, Inc.+#................................ 215,000   4,497,800
        Commscope, Inc.+#............................  91,200   1,543,104
        Energizer Holdings, Inc.+.................... 126,000   7,922,880
        Gentex Corp.#................................ 277,600   4,963,488
        Harman International Industries, Inc......... 114,800   9,512,328
        Hawaiian Electric Industries, Inc.#.......... 143,900   3,712,620
        Hubbell, Inc., Class B....................... 109,600   4,980,224
        Kemet Corp.+#................................ 154,200   1,079,400
        Newport Corp.+#..............................  76,400   1,073,420
        Polycom, Inc.+............................... 174,900   2,992,539
        Silicon Laboratories, Inc.+#.................  80,800   2,240,584
        Teleflex, Inc.#..............................  68,700   3,843,765
        Thomas & Betts Corp.+........................ 106,200   3,279,456
        Varian, Inc.+................................  62,600   2,328,720
        Vishay Intertechnology, Inc.+................ 328,200   4,233,780
                                                              -----------
                                                               75,366,799
                                                              -----------
      Financial Services -- 3.18%
        A.G. Edwards, Inc............................ 135,500   5,597,505
        American Financial Group, Inc................ 104,100   3,374,922
        AmeriCredit Corp.+#.......................... 270,800   6,734,796
        Eaton Vance Corp.#........................... 237,400   5,783,064
        IndyMac Bancorp, Inc.#....................... 110,800   4,559,420
        Investors Financial Services Corp.#.......... 118,600   4,920,714
        Jefferies Group, Inc.#.......................  91,800   3,250,638
        LaBranche & Co., Inc.+#...................... 101,700     562,401
        Legg Mason, Inc.............................. 193,800  15,926,484
        Raymond James Financial, Inc................. 118,500   3,188,835
        Waddell & Reed Financial, Inc., Class A...... 147,400   2,825,658
        Webster Financial Corp.......................  95,800   4,493,020
                                                              -----------
                                                               61,217,457
                                                              -----------
      Foods -- 2.01%
        Dean Foods Co.+.............................. 265,700  10,354,329
        Hormel Foods Corp............................ 187,200   5,544,864
        Smithfield Foods, Inc.+...................... 178,700   5,330,621
        Smucker, J.M. Co.#........................... 104,200   5,190,202
        Tootsie Roll Industries, Inc.................  75,931   2,350,064
        Tyson Foods, Inc., Class A................... 541,500   9,996,090
                                                              -----------
                                                               38,766,170
                                                              -----------
      Freight -- 2.48%
        Alexander & Baldwin, Inc.#...................  77,500   3,444,875
        CH Robinson Worldwide, Inc................... 152,100   8,695,557
        CNF, Inc.....................................  92,100   4,103,055
        Expeditors International of Washington, Inc.. 190,000   9,686,200
        GATX Corp....................................  88,100   2,939,897
        JB Hunt Transport Services, Inc.#............ 245,600   4,931,648
        Overseas Shipholding Group, Inc..............  61,900   3,782,090
        Swift Transportation Co., Inc.+#............. 110,600   2,715,230
        Werner Enterprises, Inc...................... 113,000   2,125,530
        Yellow Roadway Corp.+#....................... 102,400   5,404,672
                                                              -----------
                                                               47,828,754
                                                              -----------
      Healthcare -- 3.62%
        Advanced Medical Optics, Inc.+............... 115,500   4,459,470
        Apria Healthcare Group, Inc.+................  86,400   2,721,600
        Community Health Systems, Inc.+#............. 118,900   4,324,393
        Covance, Inc.+#.............................. 111,900   4,885,554
        Dentsply International, Inc.................. 135,300   7,718,865
        Edwards Lifesciences Corp.+#................. 106,200   4,854,402
        Lincare Holdings, Inc.+...................... 178,900   7,864,444
        Omnicare, Inc.#.............................. 185,700   7,116,024
        Patterson Cos., Inc.+#....................... 244,900  11,116,011
        Renal Care Group, Inc.+...................... 120,900   5,590,416
        Steris Corp.................................. 123,500   2,988,700
        Universal Health Services, Inc., Class B..... 104,000   6,076,720
                                                              -----------
                                                               69,716,599
                                                              -----------

                                                                 Value
                                                       Shares   (Note 3)

     ---------------------------------------------------------------------
     Heavy Duty Trucks/Parts -- 0.14%
       Bandag, Inc.#..................................  27,800 $ 1,286,584
       Federal Signal Corp.#..........................  85,800   1,341,054
                                                               -----------
                                                                 2,627,638
                                                               -----------
     Home Builders -- 2.82%
       DR Horton, Inc................................. 522,733  18,070,880
       Hovnanian Enterprises, Inc., Class A+..........  86,300   5,359,230
       Lennar Corp.................................... 257,300  14,925,973
       Ryland Group, Inc..............................  84,700   5,801,950
       Toll Brothers, Inc.+#.......................... 110,200  10,203,418
                                                               -----------
                                                                54,361,451
                                                               -----------
     Hospital Management -- 0.75%
       LifePoint Hospitals, Inc.+.....................  88,000   3,958,240
       Triad Hospitals, Inc.+#........................ 140,100   7,105,872
       VCA Antech, Inc.+.............................. 136,100   3,369,836
                                                               -----------
                                                                14,433,948
                                                               -----------
     Hospital Supplies -- 1.63%
       Beckman Coulter, Inc.#......................... 110,300   7,727,618
       Henry Schein, Inc.+#........................... 154,300   6,216,747
       Hillenbrand Industries, Inc.................... 104,800   5,288,208
       Techne Corp.+#.................................  68,400   3,187,440
       Varian Medical Systems, Inc.+.................. 238,100   8,954,941
                                                               -----------
                                                                31,374,954
                                                               -----------
     Household Products -- 0.51%
       Church & Dwight Co., Inc.#..................... 113,000   4,086,080
       Scotts Co., Class A+#..........................  49,300   3,498,821
       Tupperware Corp................................ 100,600   2,273,560
                                                               -----------
                                                                 9,858,461
                                                               -----------
     Human Resources -- 0.54%
       Kelly Services, Inc., Class A#.................  48,800   1,357,128
       Korn/Ferry International+#.....................  62,000     983,320
       Manpower, Inc.................................. 160,200   6,380,766
       MPS Group, Inc.+............................... 182,800   1,714,664
                                                               -----------
                                                                10,435,878
                                                               -----------
     Information Processing - Hardware -- 1.53%
       Avocent Corp.+.................................  88,800   2,486,400
       Diebold, Inc................................... 127,800   6,397,668
       Imation Corp...................................  60,500   2,284,480
       Sandisk Corp.+#................................ 322,600   8,416,634
       Storage Technology Corp.+...................... 190,000   6,133,200
       Tech Data Corp.+............................... 104,000   3,733,600
                                                               -----------
                                                                29,451,982
                                                               -----------
     Information Processing - Services -- 4.76%
       3Com Corp.+#................................... 678,100   2,481,846
       Anteon International Corp.+#...................  55,100   2,434,869
       BISYS Group, Inc.+#............................ 215,300   3,283,325
       Cadence Design Systems, Inc.+#................. 481,900   6,732,143
       Ceridian Corp.+................................ 266,000   5,072,620
       Certegy, Inc.#................................. 111,200   4,175,560
       Checkfree Corp.+............................... 149,600   5,584,568
       Cognizant Technology Solutions Corp., Class A+. 237,000  11,376,000
       CSG Systems International, Inc.+#..............  91,000   1,730,820
       DST Systems, Inc.+............................. 135,100   6,533,436
       Dun & Bradstreet Corp.+#....................... 123,000   7,557,120
       Fair Issac & Co., Inc.#........................ 120,100   4,113,425
       Gartner, Inc., Class A+#....................... 152,100   1,508,832
       Jack Henry & Associates, Inc................... 144,700   2,559,743
       Macromedia, Inc.+.............................. 131,200   5,801,664
       McAfee, Inc.+.................................. 285,600   8,191,008
       McDATA Corp., Class A+#........................ 212,200     808,482
       Mentor Graphics Corp.+......................... 136,100   1,399,108
       National Instruments Corp.#.................... 118,800   2,762,100
       Reynolds and Reynolds Co., Class A............. 103,700   2,829,973
       Synopsys, Inc.+................................ 258,800   4,676,516
                                                               -----------
                                                                91,613,158
                                                               -----------

 70         MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS          May 31, 2005


                                                                  Value
                                                       Shares    (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Information Processing - Software -- 1.48%
       Acxiom Corp.................................... 152,800 $  2,819,160
       Advent Software, Inc.+.........................  50,600    1,015,036
       ChoicePoint, Inc.+............................. 158,100    6,207,006
       F5 Networks, Inc.+#............................  65,300    3,344,013
       Keane, Inc.+#..................................  99,600    1,336,632
       RSA Security, Inc.+............................ 124,000    1,525,200
       SEI Investments Co............................. 149,900    5,210,524
       Sybase, Inc.+#................................. 159,000    3,243,600
       Transaction Systems Architects, Inc., Class A+.  63,800    1,453,364
       Wind River Systems, Inc.+#..................... 139,100    2,279,849
                                                               ------------
                                                                 28,434,384
                                                               ------------
     Insurance -- 6.47%
       Allmerica Financial Corp.+.....................  95,100    3,320,892
       AmerUs Group Co.#..............................  70,300    3,345,577
       Arthur J. Gallagher & Co....................... 164,200    4,535,204
       Brown & Brown, Inc.#........................... 111,000    4,946,160
       Coventry Health Care, Inc.+.................... 189,200   13,172,104
       Everest Reinsurance Group, Ltd................. 100,000    8,949,000
       Fidelity National Financial, Inc............... 311,000   11,192,890
       HCC Insurance Holdings, Inc.................... 121,100    4,748,331
       Health Net, Inc.+.............................. 197,900    6,774,117
       Horace Mann Educators Corp.#...................  76,300    1,388,660
       Leucadia National Corp.#....................... 168,850    6,735,427
       Ohio Casualty Corp.#........................... 111,300    2,660,070
       Old Republic International Corp.#.............. 325,000    8,079,500
       PacifiCare Health Systems, Inc., Class A+...... 154,500    9,707,235
       PMI Group, Inc.#............................... 167,700    6,339,060
       Protective Life Corp........................... 123,800    4,975,522
       Radian Group, Inc.............................. 157,800    7,239,864
       StanCorp Financial Group, Inc..................  50,700    3,794,895
       Unitrin, Inc................................... 103,200    5,138,328
       W.R. Berkley Corp.............................. 211,950    7,515,747
                                                               ------------
                                                                124,558,583
                                                               ------------
     Leisure & Tourism -- 3.38%
       Activision, Inc.+.............................. 338,266    5,331,072
       Applebee's International, Inc.................. 144,500    3,940,515
       Bob Evans Farms, Inc.#.........................  63,000    1,474,200
       Boyd Gaming Corp............................... 118,100    6,242,766
       Brinker International, Inc.+#.................. 157,300    5,917,626
       Caesars Entertainment, Inc.+#.................. 559,400   12,055,070
       Callaway Golf Co.#............................. 126,600    1,479,954
       CBRL Group, Inc.#..............................  84,700    3,448,984
       Cheesecake Factory, Inc., Class A+#............ 138,600    4,893,966
       GTECH Holdings Corp............................ 206,400    5,828,736
       International Speedway Corp., Class B#.........  78,900    4,312,674
       Macrovision Corp.+.............................  88,600    1,861,486
       Outback Steakhouse, Inc.#...................... 121,100    5,358,675
       Ruby Tuesday, Inc.#............................ 114,300    2,890,647
                                                               ------------
                                                                 65,036,371
                                                               ------------
     Machinery -- 2.49%
       AGCO Corp.+.................................... 161,000    2,955,960
       Crane Co.......................................  98,700    2,592,849
       Flowserve Corp.+#..............................  98,500    2,902,795
       Graco, Inc..................................... 122,900    4,287,981
       Granite Construction, Inc.#....................  66,100    1,550,045
       Jacobs Engineering Group, Inc.+................ 101,300    5,326,354
       Kennametal, Inc................................  66,800    2,939,200
       Nordson Corp...................................  58,500    1,818,765
       Pentair, Inc................................... 180,500    8,034,055
       Precision Castparts Corp....................... 117,800    9,156,594
       Tecumseh Products Co., Class A#................  32,900      899,486
       Zebra Technologies Corp., Class A+............. 128,100    5,467,308
                                                               ------------
                                                                 47,931,392
                                                               ------------

                                                                   Value
                                                        Shares    (Note 3)

    ------------------------------------------------------------------------
    Medical - Biomedical/Gene -- 0.53%
      Millennium Pharmaceuticals, Inc.+#............... 546,800 $  4,576,716
      Protein Design Labs, Inc.+....................... 187,700    3,585,070
      Vertex Pharmaceuticals, Inc.+#................... 143,100    1,991,952
                                                                ------------
                                                                  10,153,738
                                                                ------------
    Medical Technology -- 1.03%
      Charles River Laboratories International, Inc.+#. 117,800    5,665,002
      Cytyc Corp.+..................................... 202,200    4,733,502
      Gen-Probe, Inc.+.................................  88,800    3,450,768
      Inamed Corp.+....................................  63,800    3,970,274
      Martek Biosciences Corp.+#.......................  55,300    2,067,667
                                                                ------------
                                                                  19,887,213
                                                                ------------
    Metals -- 0.45%
      Harsco Corp......................................  74,000    4,294,220
      Steel Dynamics, Inc.#............................  73,500    1,976,415
      Worthington Industries, Inc.#.................... 142,500    2,388,300
                                                                ------------
                                                                   8,658,935
                                                                ------------
    Multimedia -- 0.38%
      Belo Corp........................................ 191,500    4,707,070
      Media General, Inc., Class A.....................  42,700    2,608,970
                                                                ------------
                                                                   7,316,040
                                                                ------------
    Oil & Gas -- 7.57%
      Cooper Cameron Corp.+............................  96,300    5,692,293
      ENSCO International, Inc......................... 269,600    8,977,680
      Equitable Resources, Inc......................... 108,800    6,915,328
      FMC Technologies, Inc.+#......................... 121,900    3,845,945
      Forest Oil Corp.+................................  98,400    3,912,384
      Grant Prideco, Inc.+............................. 220,300    5,291,606
      Hanover Compressor Co.+#......................... 139,200    1,451,856
      Helmerich & Payne, Inc...........................  90,400    3,748,888
      Murphy Oil Corp.#................................ 155,900   15,239,225
      Newfield Exploration Co.+........................ 225,000    8,651,250
      Noble Energy, Inc.#.............................. 154,500   11,490,165
      ONEOK, Inc.#..................................... 185,700    5,728,845
      Patterson-UTI Energy, Inc........................ 300,600    7,962,894
      Pioneer Natural Resources Co..................... 258,200   10,361,566
      Plains Exploration & Production Co.+#............ 137,400    4,197,570
      Pogo Producing Co.#.............................. 113,400    5,606,496
      Pride International, Inc.+#...................... 226,000    5,096,300
      Smith International, Inc......................... 189,000   11,105,640
      Tidewater, Inc................................... 108,100    3,740,260
      Weatherford International, Ltd.+#................ 246,300   12,947,991
      Western Gas Resources, Inc....................... 115,100    3,691,257
                                                                ------------
                                                                 145,655,439
                                                                ------------
    Paper/Forest Products -- 1.09%
      Bowater, Inc.#...................................  99,200    3,114,880
      Glatfelter#......................................  66,600      745,920
      Longview Fibre Co.#..............................  91,000    1,817,270
      Packaging Corp. of America....................... 151,300    3,304,392
      Potlatch Corp.#..................................  51,600    2,667,204
      Rayonier, Inc.#..................................  89,401    4,692,659
      Sonoco Products Co.#............................. 176,400    4,697,532
                                                                ------------
                                                                  21,039,857
                                                                ------------
    Pollution Control -- 0.63%
      Republic Services, Inc., Class A................. 230,000    8,160,400
      Stericycle, Inc.+#...............................  79,900    3,964,638
                                                                ------------
                                                                  12,125,038
                                                                ------------
    Publishing -- 1.26%
      American Greetings Corp., Class A#............... 122,900    3,192,942
      Banta Corp.......................................  44,400    1,950,048
      Lee Enterprises, Inc.#...........................  80,800    3,353,200
      Readers Digest Assoc., Inc., Class A............. 177,500    3,006,850

 May 31, 2005  MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED    71


                                                                      Value
                                                           Shares    (Note 3)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 Publishing (continued)
   Scholastic Corp.+#.....................................  66,400 $  2,491,328
   Washington Post Co., Class B@..........................  12,300   10,209,000
                                                                   ------------
                                                                     24,203,368
                                                                   ------------
 Real Estate Investment Trusts -- 2.89%
   AMB Property Corp...................................... 149,600    6,030,376
   Developers Diversified Realty Corp..................... 192,200    8,764,320
   Highwoods Properties, Inc..............................  95,700    2,633,664
   Hospitality Properties Trust........................... 112,700    4,949,784
   Liberty Property Trust................................. 153,600    6,342,144
   Mack-Cali Realty Corp.................................. 100,800    4,444,272
   New Plan Excel Realty Trust, Inc....................... 183,600    4,946,184
   Regency Centers Corp................................... 111,700    6,238,445
   United Dominion Realty Trust, Inc...................... 244,300    5,631,115
   Weingarten Realty Investors............................ 150,700    5,728,107
                                                                   ------------
                                                                     55,708,411
                                                                   ------------
 Retail -- 5.45%
   99 Cents Only Stores+#................................. 105,400    1,277,448
   Barnes & Noble, Inc.+.................................. 113,200    4,284,620
   BJ's Wholesale Club, Inc.+#............................ 123,800    3,732,570
   Blyth, Inc.............................................  62,800    1,779,752
   Borders Group, Inc..................................... 133,800    3,383,802
   Claire's Stores, Inc................................... 176,400    4,159,512
   Copart, Inc.+#......................................... 143,000    3,544,970
   Dollar Tree Stores, Inc.+#............................. 201,300    4,992,240
   Krispy Kreme Doughnuts, Inc.+#......................... 110,100      890,709
   Michaels Stores, Inc................................... 240,300   10,119,033
   Neiman Marcus Group, Inc., Class A.....................  87,200    8,419,160
   PETsMART, Inc.#........................................ 260,100    8,263,377
   Pier 1 Imports, Inc.#.................................. 153,900    2,583,981
   Regis Corp.#...........................................  79,700    3,011,066
   Rent-A-Center, Inc.+#.................................. 125,100    2,959,866
   Ross Stores, Inc....................................... 261,700    7,374,706
   Ruddick Corp.#.........................................  79,900    1,919,997
   Saks, Inc.+............................................ 249,100    4,269,574
   Urban Outfitters, Inc.+#............................... 116,100    6,192,774
   Whole Foods Market, Inc................................ 114,600   13,635,108
   Williams-Sonoma, Inc.+................................. 208,700    8,208,171
                                                                   ------------
                                                                    105,002,436
                                                                   ------------
 Savings & Loan -- 1.13%
   Astoria Financial Corp................................. 183,150    5,043,951
   Independence Community Bank Corp....................... 140,100    5,250,948
   New York Community Bancorp, Inc.#...................... 435,000    7,925,700
   Washington Federal, Inc................................ 154,410    3,523,636
                                                                   ------------
                                                                     21,744,235
                                                                   ------------
 Schools -- 1.19%
   Career Education Corp.+#............................... 182,700    6,334,209
   Corinthian Colleges, Inc.+#............................ 161,700    2,499,882
   DeVry, Inc.+#.......................................... 115,500    2,373,525
   Education Management Corp.+#........................... 121,500    3,942,675
   ITT Educational Services, Inc.+........................  81,900    3,717,441
   Laureate Education, Inc.+#.............................  87,900    4,104,930
                                                                   ------------
                                                                     22,972,662
                                                                   ------------
 Semiconductors -- 2.83%
   Atmel Corp.+#.......................................... 800,100    2,400,300
   Credence Systems Corp.+#............................... 163,100    1,291,752
   Cree, Inc.+#........................................... 136,400    4,097,456
   Cypress Semiconductor Corp.+#.......................... 229,000    2,960,970
   Fairchild Semiconductor International, Inc., Class A+#. 213,400    3,051,620
   Integrated Circuit Systems, Inc.+...................... 125,200    2,652,988
   Integrated Device Technology, Inc.+.................... 187,400    2,291,902
   International Rectifier Corp.+#........................ 120,600    5,762,268
   Intersil Corp., Class A#............................... 268,300    5,033,308
   Lam Research Corp.+.................................... 249,000    7,639,320
   Lattice Semiconductor Corp.+#.......................... 202,200      853,284

                                                  Shares/
                                                 Principal       Value
                                                  Amount        (Note 3)

     ----------------------------------------------------------------------
     Semiconductors (continued)
       LTX Corp.+#.............................      109,000 $      522,110
       Micrel, Inc.+#..........................      141,400      1,640,240
       Microchip Technology, Inc...............      369,500     10,951,980
       Semtech Corp.+#.........................      132,000      2,407,680
       Triquint Semiconductor, Inc.+#..........      245,200        831,228
                                                             --------------
                                                                 54,388,406
                                                             --------------
     Telecommunications -- 0.89%
       Adtran, Inc.............................      122,200      2,684,734
       Harris Corp.............................      237,200      6,817,128
       Plantronics, Inc.#......................       87,400      3,008,308
       Powerwave Technologies, Inc.+#..........      177,700      1,622,401
       RF Micro Devices, Inc.+#................      334,300      1,554,495
       UTStarcom, Inc.+#.......................      185,500      1,365,280
                                                             --------------
                                                                 17,052,346
                                                             --------------
     Textile - Products -- 0.46%
       Mohawk Industries, Inc.+#...............      106,100      8,850,862
                                                             --------------
     Tobacco -- 0.11%
       Universal Corp..........................       45,600      2,024,640
                                                             --------------
     Utilities - Communication -- 0.48%
       Cincinnati Bell, Inc.+..................      437,200      1,726,940
       Telephone and Data Systems, Inc.........      194,700      7,544,625
                                                             --------------
                                                                  9,271,565
                                                             --------------
     Utilities - Electric -- 4.73%
       Alliant Energy Corp.....................      207,100      5,715,960
       Black Hills Corp.#......................       57,900      2,120,298
       DPL, Inc................................      225,500      5,707,405
       Duquesne Light Holdings, Inc.#..........      137,000      2,607,110
       Energy East Corp........................      261,900      7,333,200
       Great Plains Energy, Inc.#..............      132,700      4,180,050
       Idacorp, Inc............................       75,200      2,129,664
       MDU Resources Group, Inc................      210,900      6,071,811
       Northeast Utilities.....................      228,900      4,534,509
       NSTAR...................................       94,900      5,555,446
       OGE Energy Corp.#.......................      160,400      4,451,100
       Pepco Holdings, Inc.....................      335,000      7,550,900
       PNM Resources, Inc.#....................      113,800      3,316,132
       Puget Energy, Inc.#.....................      178,100      4,051,775
       SCANA Corp.#............................      201,300      8,480,769
       Sierra Pacific Resources+#..............      209,300      2,501,135
       Weststar Energy, Inc....................      153,100      3,532,017
       Wisconsin Energy Corp...................      208,500      7,568,550
       WPS Resources Corp.#....................       67,100      3,699,223
                                                             --------------
                                                                 91,107,054
                                                             --------------
     Utilities - Gas, Distribution -- 0.59%
       AGL Resources, Inc......................      137,200      4,834,928
       Vectren Corp.#..........................      135,600      3,700,524
       WGL Holdings, Inc.#.....................       86,800      2,824,472
                                                             --------------
                                                                 11,359,924
                                                             --------------
     Utilities - Gas, Pipeline -- 0.78%
       Aquila, Inc.+#..........................      431,000      1,611,940
       National Fuel Gas Co....................      139,500      3,906,000
       Questar Corp............................      151,000      9,519,040
                                                             --------------
                                                                 15,036,980
                                                             --------------
     Water Services -- 0.24%
       Aqua America, Inc.#.....................      166,200      4,523,964
                                                             --------------
     Total Long-Term Investment Securities
        (Cost $1,561,617,485)..................               1,875,798,845
                                                             --------------
     SHORT-TERM INVESTMENT SECURITIES -- 13.80%
     Collective Investment Pool -- 11.73%
       Securities Lending Quality Trust(1)..... $225,863,423    225,863,423
                                                             --------------

 72   MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED    May 31, 2005


                                                   Principal     Value
                                                    Amount      (Note 3)
     ---------------------------------------------------------------------
     SHORT-TERM INVESTMENT SECURITIES (continued)
     Commercial Paper -- 1.44%
       Rabobank USA Financial Corp.:
        3.04% due 06/01/05@...................... $10,000,000 $ 10,000,000
       San Paolo Financial:
        3.04% due 06/01/05@......................  18,000,000   18,000,000
                                                              ------------
                                                                28,000,000
                                                              ------------
     Government Agency -- 0.52%
       Federal Home Loan Mtg. Corp. Disc. Notes:
        2.74% due 06/30/05@......................  10,000,000    9,977,928
                                                              ------------
     Government Obligations -- 0.11%
       United States Treasury Bills:
        2.55% due 06/23/05@......................      50,000       49,922
        2.56% due 06/30/05@......................      20,000       19,959
        2.60% due 06/23/05@......................      20,000       19,968
        2.60% due 07/07/05@......................      40,000       39,897
        2.62% due 06/09/05@......................     365,000      364,789
        2.62% due 06/23/05@......................      50,000       49,920
        2.63% due 06/02/05@......................     220,000      219,984
        2.65% due 06/23/05@......................     500,000      499,193
        2.66% due 06/30/05@......................      95,000       94,797
        2.66% due 07/07/05@......................     260,000      259,312
        2.70% due 06/30/05@......................      60,000       59,870
        2.75% due 06/23/05@......................      95,000       94,841
        2.76% due 06/23/05@......................     260,000      259,564
        2.77% due 06/23/05@......................      40,000       39,933
                                                              ------------
                                                                 2,071,949
                                                              ------------
     Total Short-Term Investment Securities
        (Cost $265,913,300)......................              265,913,300
                                                              ------------

                                                             Principal       Value
                                                              Amount        (Note 3)

----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.49%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $9,367,729 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 2.88%, due 10/15/05 and having an approximate
   value of $9,650,821 (Cost $9,367,000)@.................. $9,367,000   $    9,367,000
                                                                         --------------
TOTAL INVESTMENTS
   (Cost $1,836,897,785)(2)................................     111.72%   2,151,079,145
Liabilities in excess of other assets......................     (11.72)%   (225,745,214)
                                                            ----------   --------------
NET ASSETS --                                                   100.00%  $1,925,333,931
                                                            ==========   ==============

--------
+  Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
#  The security or a portion thereof is out on loan (see Note 3).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

Open Futures Contracts
---------------------------------------------------------------------------------
                                                                     Unrealized
Number of                      Expiration  Value at   Value as of   Appreciation
Contracts     Description         Date    Trade Date  May 31, 2005 (Depreciation)
---------------------------------------------------------------------------------
141 Long  S&P MIDCAP 400 Index June 2005  $46,500,275 $47,284,350     $784,075
                                                                      ========

See Notes to Financial Statements

 May 31, 2005   MID CAPITAL GROWTH FUND - PORTFOLIO PROFILE (Unaudited)    73

Industry Allocation*

                   Leisure & Tourism................. 10.42%
                   Time Deposit......................  8.86%
                   Financial Services................  6.55%
                   Information Processing -- Software  5.30%
                   Healthcare........................  5.11%
                   Oil & Gas.........................  5.06%
                   Information Processing -- Services  4.12%
                   Retail............................  3.99%
                   Semiconductors....................  3.75%
                   Advertising.......................  3.40%
                   Commercial Services...............  3.22%
                   Telecommunications................  3.17%
                   Drugs.............................  2.84%
                   Apparel & Products................  2.79%
                   Home Builders.....................  2.72%
                   Freight...........................  2.65%
                   Electronics/Electrical Equipment..  2.57%
                   Schools...........................  2.43%
                   Insurance.........................  2.26%
                   Aerospace/Defense.................  2.25%
                   Medical Technology................  1.98%
                   Real Estate.......................  1.85%
                   Hospital Management...............  1.59%
                   Chemical..........................  1.57%
                   Building Materials................  1.43%
                   Hospital Supplies.................  1.02%
                   Paper/Forest Products.............  0.98%
                   Machinery.........................  0.94%
                   Mining............................  0.82%
                   Pollution Control.................  0.79%
                   Medical -- Biomedical/Gene........  0.59%
                   Utilities -- Gas, Pipeline........  0.57%
                   Therapeutics......................  0.54%
                   Information Processing -- Hardware  0.43%
                   Broadcasting......................  0.36%
                                                      -----
                                                      98.92%
                                                      =====

*  Calculated as a percentage of Net Assets.

 74       MID CAPITAL GROWTH FUND - SCHEDULE OF INVESTMENTS       May 31, 2005



                                                                   Value
                                                           Shares (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK -- 90.06%
     Advertising -- 3.40%
       Getty Images, Inc.+................................ 3,540  $264,934
       Lamar Advertising Co., Class A+.................... 1,775    74,230
                                                                  --------
                                                                   339,164
                                                                  --------
     Aerospace/Defense -- 2.25%
       DRS Technologies, Inc.+............................ 1,600    75,328
       Engineered Support Systems, Inc.................... 2,000    78,000
       L-3 Communications Holdings, Inc................... 1,000    70,780
                                                                  --------
                                                                   224,108
                                                                  --------
     Apparel & Products -- 2.79%
       Abercrombie and Fitch Co., Class A................. 1,200    68,796
       American Eagle Outfitters, Inc..................... 1,000    28,300
       Chicos FAS, Inc.+.................................. 3,153   107,864
       Polo Ralph Lauren Corp., Class A................... 1,900    73,625
                                                                  --------
                                                                   278,585
                                                                  --------
     Broadcasting -- 0.36%
       Univision Communications, Inc., Class A+........... 1,350    35,923
                                                                  --------
     Building Materials -- 1.43%
       Rinker Group, Ltd. Sponsored ADR................... 1,820    85,085
       Sherwin-Williams Co................................ 1,300    57,785
                                                                  --------
                                                                   142,870
                                                                  --------
     Chemical -- 1.57%
       Monsanto Co........................................   800    45,600
       Olin Corp.......................................... 4,100    76,957
       Westlake Chemical Corp............................. 1,400    33,572
                                                                  --------
                                                                   156,129
                                                                  --------
     Commercial Services -- 3.22%
       Corporate Executive Board Co....................... 3,185   222,249
       Interactive Data Corp.+............................ 1,150    24,759
       Moody's Corp....................................... 1,710    73,992
                                                                  --------
                                                                   321,000
                                                                  --------
     Drugs -- 2.84%
       Caremark Rx, Inc.+................................. 3,200   142,912
       IVAX Corp.+........................................ 2,500    49,125
       Teva Pharmaceutical Industries, Ltd. Sponsored ADR. 1,432    47,786
       VaxGen, Inc.+...................................... 4,400    43,736
                                                                  --------
                                                                   283,559
                                                                  --------
     Electronics/Electrical Equipment -- 2.57%
       Dolby Laboratories, Inc., Class A+................. 2,100    41,874
       Fisher Scientific International, Inc.+............. 2,220   138,661
       Flir Systems, Inc.+................................   910    24,388
       NVIDIA Corp.+...................................... 1,900    51,661
                                                                  --------
                                                                   256,584
                                                                  --------
     Financial Services -- 6.55%
       Ameritrade Holding Corp.+.......................... 2,200    32,692
       Asset Acceptance Capital Corp.+.................... 5,900   144,963
       Calamos Asset Management, Inc., Class A............ 4,695   113,525
       CapitalSource, Inc.+............................... 1,600    30,528
       Chicago Merchantile Exchange Holdings, Inc.........   440    95,124
       Countrywide Financial Corp......................... 1,800    66,906
       Greenhill & Co., Inc............................... 1,400    49,952
       Investors Financial Services Corp.................. 1,000    41,490
       Legg Mason, Inc....................................   950    78,071
                                                                  --------
                                                                   653,251
                                                                  --------
     Freight -- 2.65%
       CH Robinson Worldwide, Inc......................... 1,800   102,906
       Expeditors International of Washington, Inc........   900    45,882
       JB Hunt Transport Services, Inc.................... 3,200    64,256
       Old Dominion Freight Lines, Inc.+.................. 1,691    51,525
                                                                  --------
                                                                   264,569
                                                                  --------

                                                                     Value
                                                             Shares (Note 3)

    ------------------------------------------------------------------------
    Healthcare -- 5.11%
      Cooper Cos., Inc...................................... 1,920  $126,816
      Covance, Inc.+........................................ 1,862    81,295
      Dade Behring Holdings, Inc............................ 1,140    76,209
      Kinetic Concepts, Inc.+...............................   865    55,576
      Patterson Cos., Inc.+................................. 1,680    76,255
      Universal Health Services, Inc., Class B.............. 1,600    93,488
                                                                    --------
                                                                     509,639
                                                                    --------
    Home Builders -- 2.72%
      Centex Corp........................................... 1,600   104,768
      NVR, Inc.+............................................    93    70,587
      Standard Pacific Corp................................. 1,200    96,144
                                                                    --------
                                                                     271,499
                                                                    --------
    Hospital Management -- 1.59%
      LifePoint Hospitals, Inc.+............................ 1,200    53,976
      Triad Hospitals, Inc.+................................ 1,100    55,792
      VCA Antech, Inc.+..................................... 1,990    49,272
                                                                    --------
                                                                     159,040
                                                                    --------
    Hospital Supplies -- 1.02%
      CR Bard, Inc..........................................   570    38,902
      St. Jude Medical, Inc.+............................... 1,575    63,189
                                                                    --------
                                                                     102,091
                                                                    --------
    Information Processing - Hardware -- 0.43%
      Network Appliance, Inc.+.............................. 1,500    43,140
                                                                    --------
    Information Processing - Services -- 4.12%
      Akamai Technologies, Inc.+............................ 3,250    45,630
      CACI International, Inc., Class A+.................... 1,100    70,906
      Kanbay International, Inc.+........................... 3,200    66,432
      Monster Worldwide, Inc.+.............................. 2,590    68,324
      Netease.com, Inc.+....................................   500    25,810
      Shanda Interactive Entertainment, Ltd. Sponsored ADR+. 1,480    54,538
      Sina Corp.+...........................................   750    20,873
      VeriSign, Inc.+....................................... 1,800    58,230
                                                                    --------
                                                                     410,743
                                                                    --------
    Information Processing - Software -- 5.30%
      Adobe Systems, Inc.................................... 1,460    48,268
      Autodesk, Inc......................................... 1,140    45,121
      ChoicePoint, Inc.+.................................... 1,595    62,620
      Global Payments, Inc..................................   790    54,747
      Mercury Interactive Corp.+............................ 1,000    45,120
      Pixar, Inc.+..........................................   990    52,203
      Red Hat, Inc.+........................................ 3,425    43,292
      Salesforce.com, Inc.+................................. 4,225    85,514
      Satyam Computer Services.............................. 3,712    91,723
                                                                    --------
                                                                     528,608
                                                                    --------
    Insurance -- 2.26%
      AMERIGROUP Corp.+..................................... 1,900    74,556
      Centene Corp.+........................................ 2,200    70,730
      White Mountains Insurance Group, Ltd..................   120    79,740
                                                                    --------
                                                                     225,026
                                                                    --------
    Leisure & Tourism -- 10.42%
      Activision, Inc.+..................................... 2,466    38,864
      Cheesecake Factory, Inc., Class A+.................... 1,175    41,489
      Dreamworks Animation SKG, Inc., Class A+.............. 1,160    34,104
      Electronic Arts, Inc.+................................   965    50,701
      Harrah's Entertainment, Inc...........................   700    50,267
      International Game Technology......................... 4,430   124,838
      International Speedway Corp., Class B.................   670    36,622
      Kerzner International, Ltd.+..........................   400    24,632
      MGM Mirage, Inc.+..................................... 2,200    83,798
      P.F. Chang's China Bistro, Inc.+...................... 1,365    80,904
      Penn National Gaming, Inc.+........................... 1,460    47,552

 May 31, 2005     MID CAPITAL GROWTH FUND - SCHEDULE OF INVESTMENTS -      75
                                       CONTINUED


                                                             Value
                                                    Shares  (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Leisure & Tourism (continued)
            Royal Caribbean Cruises, Ltd........... 2,720  $  125,419
            SCP Pool Corp.......................... 1,650      59,103
            Sonic Corp.+........................... 1,175      39,950
            Station Casinos, Inc................... 2,300     149,730
            Wynn Resorts, Ltd.+.................... 1,110      52,004
                                                           ----------
                                                            1,039,977
                                                           ----------
          Machinery -- 0.94%
            Pentair, Inc........................... 2,100      93,471
                                                           ----------
          Medical - Biomedical/Gene -- 0.59%
            Affymetrix, Inc.+...................... 1,100      58,839
                                                           ----------
          Medical Technology -- 1.98%
            Gen-Probe, Inc.+....................... 1,625      63,147
            Hologic, Inc.+......................... 1,500      55,215
            Idexx Laboratories, Inc.+..............   430      24,824
            Inamed Corp.+..........................   870      54,140
                                                           ----------
                                                              197,326
                                                           ----------
          Mining -- 0.82%
            Cameco Corp............................ 1,975      81,666
                                                           ----------
          Oil & Gas -- 5.06%
            Barrett Bill Corp.+.................... 1,800      54,810
            ENSCO International, Inc............... 1,800      59,940
            National-Oilwell Varco, Inc.+.......... 1,100      49,500
            Noble Corp.............................   900      50,958
            Patterson-UTI Energy, Inc.............. 2,000      52,980
            Transocean, Inc.+...................... 1,100      54,791
            Ultra Petroleum Corp.+................. 6,670     181,491
                                                           ----------
                                                              504,470
                                                           ----------
          Paper/Forest Products -- 0.98%
            Plum Creek Timber Co., Inc............. 2,090      73,255
            Sealed Air Corp.+......................   480      24,859
                                                           ----------
                                                               98,114
                                                           ----------
          Pollution Control -- 0.79%
            Stericycle, Inc.+...................... 1,585      78,648
                                                           ----------
          Real Estate -- 1.85%
            Brascan Corp., Class A................. 2,060      79,434
            CB Richard Ellis Group, Inc., Class A+. 2,000      76,920
            St. Joe Co.............................   360      28,393
                                                           ----------
                                                              184,747
                                                           ----------
          Retail -- 3.99%
            Amazon.com, Inc.+...................... 2,100      74,571
            Express Scripts, Inc., Class A+........ 1,300     120,107
            PETsMART, Inc.......................... 1,835      58,298

                                                           Shares/
                                                          Principal   Value
                                                           Amount    (Note 3)

 -----------------------------------------------------------------------------
 Retail (continued)
   Tractor Supply Co.+...................................      600  $   26,652
   Urban Outfitters, Inc.+...............................    1,165      62,141
   Whole Foods Market, Inc...............................      475      56,516
                                                                    ----------
                                                                       398,285
                                                                    ----------
 Schools -- 2.43%
   Career Education Corp.+...............................      705      24,442
   ITT Educational Services, Inc.+.......................    1,475      66,950
   Laureate Education, Inc.+.............................    1,075      50,203
   Strayer Education, Inc................................    1,155     100,485
                                                                    ----------
                                                                       242,080
                                                                    ----------
 Semiconductors -- 3.75%
   Broadcom Corp., Class A+..............................    1,300      46,137
   Marvell Technology Group, Ltd.+.......................    3,400     139,264
   MEMC Electronic Materials, Inc.+......................    4,000      54,800
   Microsemi Corp.+......................................    1,600      33,008
   Tessera Technologies, Inc.+...........................    1,820      53,581
   Xilinx, Inc...........................................    1,700      47,175
                                                                    ----------
                                                                       373,965
                                                                    ----------
 Telecommunications -- 3.17%
   Crown Castle International Corp.+.....................    6,090     108,280
   Harris Corp...........................................    2,200      63,228
   NII Holdings, Inc., Class B+..........................    2,435     145,126
                                                                    ----------
                                                                       316,634
                                                                    ----------
 Therapeutics -- 0.54%
   Favrille, Inc.+.......................................   13,500      54,000
                                                                    ----------
 Utilities - Gas, Pipeline -- 0.57%
   Questar Corp..........................................      900      56,736
                                                                    ----------
 Total Long-Term Investment Securities
    (Cost $8,686,965)....................................            8,984,486
                                                                    ----------
 SHORT-TERM INVESTMENT SECURITIES -- 8.86%
 Time Deposit -- 8.86%
   Euro Time Deposit with State Street Bank & Trust Co.:
    1.50% due 06/01/05
    (Cost $884,000)...................................... $884,000     884,000
                                                                    ----------
 TOTAL INVESTMENTS
    (Cost $9,570,965)(1).................................    98.92%  9,868,486
 Other assets less liabilities...........................     1.08%    107,722
                                                          --------  ----------
 NET ASSETS --                                              100.00% $9,976,208
                                                          ========  ==========

--------
ADR American Depository Receipt
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 76      MONEY MARKET I FUND - PORTFOLIO PROFILE (Unaudited)      May 31, 2005

Industry Allocation*

                   Asset Backed/ Receivables........  19.86%
                   Finance..........................  18.61%
                   Asset Backed/Multi-Asset.........  18.35%
                   Asset Backed/Securities..........  15.89%
                   Foreign Bank.....................  12.50%
                   Diversified Financial Services...   6.13%
                   Government Agencies..............   6.13%
                   Regional Bank....................   2.81%
                                                     ------
                                                     100.28%
                                                     ======

                   Weighted Average Days to Maturity     30

Credit Quality*+#

                          A-1................. 93.87%
                          Government -- Agency  6.13%
                                               -----
                                                 100%
                                               =====

*  Calculated as a percentage of Net Assets.
+  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.

 May 31, 2005        MONEY MARKET I FUND - SCHEDULE OF INVESTMENTS         77


                                                 Principal     Value
                                                  Amount      (Note 3)
        ----------------------------------------------------------------
        ASSET-BACKED COMMERCIAL PAPER -- 54.10%
          Amsterdam Funding Corp.:
           3.02% due 06/28/05*................. $ 5,000,000 $  4,988,675
           3.03% due 06/24/05*.................   5,000,000    4,990,321
          Apreco, Inc.:
           3.00% due 06/03/05*.................   5,000,000    4,999,167
           3.02% due 06/27/05*.................  10,000,000    9,978,189
          Barton Capital Corp.:
           3.14% due 08/12/05..................   5,000,000    4,968,600
           3.15% due 08/02/05..................   5,000,000    4,973,050
          Cafco, LLC:
           3.02% due 07/11/05*.................  10,000,000    9,966,445
           3.13% due 08/03/05*.................   5,000,000    4,972,613
          CRC Funding, LLC:
           3.14% due 08/02/05..................  10,000,000    9,945,922
          Cancara Asset Securitisation, Ltd.:
           3.02% due 06/02/05*.................   5,000,000    4,999,580
           3.03% due 06/20/05*.................   5,000,000    4,992,004
          Chariot Funding, LLC:
           3.03% due 06/15/05*.................   5,000,000    4,994,109
          Charta Corp.:
           3.02% due 06/14/05*.................   5,000,000    4,994,547
           3.08% due 07/11/05*.................  10,000,000    9,965,778
          Ciesco, LP:
           2.96% due 06/03/05..................   5,000,000    4,999,178
           3.02% due 07/08/05..................  10,000,000    9,968,961
          Edison Asset Securitization:
           2.90% due 06/09/05*.................  10,000,000    9,993,556
          Galaxy Funding, Inc.:
           3.14% due 08/08/05*.................   6,000,000    5,964,413
          Giro Funding United States Corp.:
           3.00% due 06/28/05*.................   5,000,000    4,988,750
           3.05% due 07/15/05*.................  10,000,000    9,962,722
          Govco, Inc.:
           3.02% due 06/24/05*.................  10,000,000    9,980,706
           3.14% due 08/01/05*.................   5,000,000    4,973,397
          Greyhawk Fund, Corp.:
           3.02% due 06/03/05*.................   5,000,000    4,999,161
           3.13% due 08/02/05*.................  10,000,000    9,946,095
          Jupiter Securitization Corp.:
           3.02% due 06/01/05*.................   5,000,000    5,000,000
           3.02% due 06/14/05*.................   5,000,000    4,994,538
          Preferred Receivables Funding Corp.:
           3.02% due 06/23/05*.................   5,000,000    4,990,772
          Sheffield Receivables Corp.:
           3.03% due 06/27/05*.................   5,000,000    4,989,059
          Surrey Funding Corp.:
           3.01% due 06/23/05*.................   4,000,000    3,992,642
          Sydney Capital, Inc.:
           3.09% due 07/14/05*.................   5,000,000    4,981,546
           3.14% due 08/04/05*.................   6,310,000    6,274,776
          White Pine Finance, LLC:
           3.05% due 03/15/06*(1)..............   5,000,000    4,999,694
           3.05% due 11/18/05*(1)..............   5,000,000    5,000,000
          Windmill Funding Corp.:
           3.02% due 06/13/05..................   5,000,000    4,994,967
           3.14% due 08/03/05..................   5,000,000    4,972,525
                                                            ------------
        Total Asset-Backed Commercial Paper
           (Cost $220,696,458).................              220,696,458
                                                            ------------
        COMMERCIAL PAPER -- 38.46%
          ABN Amro Bank NV Chicago:
           2.88% due 06/13/05..................   5,000,000    5,000,000
          Barclays Bank, PLC:
           3.10% due 07/08/05..................   5,000,000    5,000,026
           3.11% due 07/12/05..................  10,000,000   10,000,057
          BNP Paribas SA:
           2.86% due 06/08/05..................   5,000,000    5,000,001
           3.26% due 08/31/05..................  10,000,000   10,000,127

                                                      Principal      Value
                                                       Amount       (Note 3)

 ------------------------------------------------------------------------------
   Bear Stearns Co., Inc.:
    2.85% due 06/02/05............................. $ 5,000,000   $  4,999,604
    2.97% due 06/20/05.............................   5,000,000      4,992,163
   Beta Finance, Inc.:
    3.04% due 01/14/06*(1).........................   5,000,000      5,000,000
   Citibank NA:
    2.89% due 06/10/05.............................  10,000,000     10,000,000
    3.02% due 06/29/05.............................   5,000,000      5,000,000
   Deutsche Bank AG:
    3.09% due 07/25/05.............................   6,000,000      6,000,089
   Dexia Delaware, LLC:
    3.10% due 07/29/05.............................   5,000,000      4,975,028
   First Tennesse Bank:
    2.99% due 06/20/05.............................   5,000,000      5,000,000
   General Electric Capital Corp.:
    3.11% due 07/19/05.............................  10,000,000      9,958,533
   General Electric Co.:
    2.99% due 06/28/05.............................   5,000,000      4,988,788
   Goldman Sachs Group, Inc.:
    3.09% due 07/29/05*............................   7,000,000      7,000,000
   HBOS Treasury Services, LPC:
    2.87% due 06/09/05.............................   5,000,000      4,996,811
    3.13% due 08/11/05.............................   5,000,000      5,000,049
   Merrill Lynch & Co., Inc.:
    3.00% due 06/27/05.............................   5,000,000      4,989,167
   Sedna Finance, Inc.:
    3.05% due 04/25/06*(1).........................  10,000,000     10,000,000
    3.06% due 01/17/06*(1).........................   5,000,000      5,000,000
   Sigma Finance, Inc.:
    3.04% due 02/24/06*(1).........................   5,000,000      4,999,541
    3.05% due 05/08/06*(1).........................   9,000,000      9,000,000
   UBS Finance, Inc.:
    3.04% due 06/01/05.............................  10,000,000     10,000,000
                                                                  ------------
 Total Commercial Paper
    (Cost $156,899,984)............................                156,899,984
                                                                  ------------
 U.S. GOVERNMENT AGENCIES -- 6.13%
   Federal Home Loan Bank:
    2.99% due 06/24/05.............................   5,000,000      4,990,576
   Federal National Mtg. Assoc.:
    2.98% due 10/21/05(1)..........................  10,000,000      9,998,992
    3.02% due 07/26/05(1)..........................   5,000,000      4,999,925
    3.03% due 05/09/06(1)..........................   5,000,000      4,999,532
                                                                  ------------
 Total U.S.Government Agencies
    (Cost $24,989,025).............................                 24,989,025
                                                                  ------------
 Total Short-Term Investment Securities
    (Cost $402,585,467)............................                402,585,467
                                                                  ------------
 REPURCHASE AGREEMENTS -- 1.59%
   State Street Bank & Trust Co., Joint Repurchase
    Agreement(2)...................................     473,000        473,000
   UBS Warburg, LLC, Joint Repurchase Agreement(2).   6,000,000      6,000,000
                                                                  ------------
 Total Repurchase Agreements
    (Cost $6,473,000)..............................                  6,473,000
                                                                  ------------
 TOTAL INVESTMENTS
    (Cost $409,058,467)(3).........................      100.28%   409,058,467
 Liabilities in excess of other assets.............       (0.28)%   (1,125,014)
                                                    -----------   ------------
 NET ASSETS --                                           100.00%  $407,933,453
                                                    ===========   ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At May 31, 2005, the aggregate value of these securities was $216,872,796 representing 53.16% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of May 31, 2005.
(2)See Note 3 for details of Joint Repurchase Agreement.
(3)See Note 6 for cost of investments on a tax basis.

 78   NASDAQ 100(R) INDEX FUND - PORTFOLIO PROFILE (Unaudited)    May 31, 2005

Industry Allocation*

                   Information Processing -- Software  14.58%
                   Telecommunications................  14.47%
                   Semiconductors....................  13.79%
                   Information Processing -- Services   9.72%
                   Collective Investment Pool........   8.39%
                   Information Processing -- Hardware   8.35%
                   Retail............................   7.26%
                   Medical -- Biomedical/Gene........   6.01%
                   Broadcasting......................   4.47%
                   Leisure & Tourism.................   3.88%
                   Repurchase Agreement..............   2.65%
                   Electronics/Electrical Equipment..   2.25%
                   Commercial Services...............   1.78%
                   Medical Technology................   1.70%
                   Schools...........................   1.36%
                   Therapeutics......................   1.30%
                   Drugs.............................   1.14%
                   Healthcare........................   1.10%
                   Heavy Duty Trucks/Parts...........   1.03%
                   Freight...........................   0.76%
                   Chemical..........................   0.59%
                   Government Obligations............   0.51%
                   Utilities -- Communications.......   0.46%
                   Building Materials................   0.32%
                   Advertising.......................   0.27%
                   Paper/Forest Products.............   0.20%
                                                      ------
                                                      108.34%
                                                      ======

*  Calculated as a percentage of Net Assets.

 May 31, 2005     NASDAQ 100(R) INDEX FUND - SCHEDULE OF INVESTMENTS       79


                                                                    Value
                                                          Shares   (Note 3)
   -------------------------------------------------------------------------
   COMMON STOCK -- 96.79%
   Advertising -- 0.27%
     Lamar Advertising Co., Class A+.....................   5,770 $  241,301
                                                                  ----------
   Broadcasting -- 4.47%
     Comcast Corp., Class A+.............................  64,570  2,079,154
     EchoStar Communications Corp., Class A..............  15,130    442,250
     Liberty Media International, Inc.+..................  11,800    494,538
     Sirius Satellite Radio, Inc.+.......................  92,750    560,210
     XM Satellite Radio Holdings, Inc., Class A+#........  14,750    473,622
                                                                  ----------
                                                                   4,049,774
                                                                  ----------
   Building Materials -- 0.32%
     Fastenal Co.#.......................................   4,920    285,950
                                                                  ----------
   Chemical -- 0.59%
     Invitrogen Corp.+...................................   3,290    260,996
     Sigma-Aldrich Corp..................................   4,500    269,595
                                                                  ----------
                                                                     530,591
                                                                  ----------
   Commercial Services -- 1.78%
     CDW Corp............................................   5,870    341,517
     Cintas Corp.........................................  13,980    564,372
     Paychex, Inc........................................  24,350    703,228
                                                                  ----------
                                                                   1,609,117
                                                                  ----------
   Drugs -- 1.14%
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR#.  30,980  1,033,803
                                                                  ----------
   Electronics/Electrical Equipment -- 2.25%
     American Power Conversion Corp......................  13,040    331,998
     Comverse Technology, Inc.+..........................  13,920    327,538
     Flextronics International, Ltd.+....................  41,600    531,648
     Garmin, Ltd.#.......................................   6,810    302,023
     JDS Uniphase Corp.+#................................ 111,510    170,610
     Molex, Inc..........................................   6,710    177,748
     Sanmina-SCI Corp.+..................................  37,890    194,376
                                                                  ----------
                                                                   2,035,941
                                                                  ----------
   Freight -- 0.76%
     CH Robinson Worldwide, Inc..........................   5,720    327,012
     Expeditors International of Washington, Inc.........   7,110    362,468
                                                                  ----------
                                                                     689,480
                                                                  ----------
   Healthcare -- 1.10%
     Dentsply International, Inc.........................   5,260    300,083
     Lincare Holdings, Inc.+.............................   6,570    288,817
     Patterson Cos., Inc.+#..............................   8,940    405,787
                                                                  ----------
                                                                     994,687
                                                                  ----------
   Heavy Duty Trucks/Parts -- 1.03%
     PACCAR, Inc.........................................  13,200    933,900
                                                                  ----------
   Information Processing - Hardware -- 8.35%
     Apple Computer, Inc.+@..............................  77,290  3,069,186
     Dell, Inc.+.........................................  61,350  2,447,251
     Juniper Networks, Inc.+.............................  24,230    621,257
     Network Appliance, Inc.+............................  25,960    746,610
     Sandisk Corp.+......................................  11,250    293,513
     Sun Microsystems, Inc.+.............................  99,650    379,666
                                                                  ----------
                                                                   7,557,483
                                                                  ----------
   Information Processing - Services -- 9.72%
     Check Point Software Technologies, Ltd.+............  17,240    391,520
     Cognizant Technology Solutions Corp., Class A+......   8,780    421,440
     eBay, Inc.+.........................................  68,010  2,585,060
     Fiserv, Inc.+.......................................  16,430    706,490
     IAC/InterActive Corp.+#.............................  48,620  1,191,190
     Symantec Corp.+.....................................  50,310  1,137,509
     Synopsys, Inc.+.....................................   9,080    164,076
     VeriSign, Inc.+.....................................  16,190    523,747
     Yahoo!, Inc.+.......................................  45,140  1,679,208
                                                                  ----------
                                                                   8,800,240
                                                                  ----------

                                                              Value
                                                    Shares   (Note 3)

        ---------------------------------------------------------------
        Information Processing - Software -- 14.58%
          Adobe Systems, Inc.......................  32,460 $ 1,073,128
          Autodesk, Inc............................  16,210     641,592
          BEA Systems, Inc.+.......................  25,300     213,279
          Citrix Systems, Inc.+....................  13,640     343,182
          Intuit, Inc.+............................  15,840     684,605
          Mercury Interactive Corp.+...............   6,120     276,134
          Microsoft Corp.@......................... 253,940   6,551,652
          Oracle Corp.+............................ 147,740   1,894,027
          Pixar, Inc.+.............................   7,900     416,567
          Siebel Systems, Inc.+....................  40,430     372,765
          VERITAS Software Corp.+..................  29,320     729,188
                                                            -----------
                                                             13,196,119
                                                            -----------
        Leisure & Tourism -- 3.88%
          Electronic Arts, Inc.+...................  21,050   1,105,967
          Starbucks Corp.+.........................  37,680   2,062,980
          Wynn Resorts, Ltd.+#.....................   7,240     339,194
                                                            -----------
                                                              3,508,141
                                                            -----------
        Medical - Biomedical/Gene -- 6.01%
          Amgen, Inc.+@............................  39,820   2,491,936
          Biogen Idec, Inc.+.......................  24,590     961,469
          Genzyme Corp.+...........................  21,150   1,319,548
          MedImmune, Inc.+.........................  18,060     476,784
          Millennium Pharmaceuticals, Inc.+........  22,810     190,920
                                                            -----------
                                                              5,440,657
                                                            -----------
        Medical Technology -- 1.70%
          Biomet, Inc..............................  23,080     869,885
          Chiron Corp.+............................  17,720     665,209
                                                            -----------
                                                              1,535,094
                                                            -----------
        Paper/Forest Products -- 0.20%
          Smurfit-Stone Container Corp.+...........  16,880     183,486
                                                            -----------
        Retail -- 7.26%
          Amazon.com, Inc.+#.......................  18,440     654,804
          Bed Bath & Beyond, Inc.+.................  27,590   1,121,533
          Costco Wholesale Corp....................  16,880     766,690
          Dollar Tree Stores, Inc.+................   7,370     182,776
          Express Scripts, Inc., Class A+..........   4,450     411,136
          PETsMART, Inc............................   9,810     311,664
          Ross Stores, Inc.........................   9,810     276,446
          Sears Holdings Corp.+#...................  10,980   1,610,766
          Staples, Inc.............................  33,855     728,898
          Whole Foods Market, Inc..................   4,290     510,424
                                                            -----------
                                                              6,575,137
                                                            -----------
        Schools -- 1.36%
          Apollo Group, Inc., Class A+.............  12,620     990,670
          Career Education Corp.+..................   7,070     245,117
                                                            -----------
                                                              1,235,787
                                                            -----------
        Semiconductors -- 13.79%
          Altera Corp.+............................  35,510     787,967
          Applied Materials, Inc...................  58,490     959,821
          ATI Technologies, Inc.+..................  16,800     253,176
          Broadcom Corp., Class A+.................  16,890     599,426
          Intel Corp.@............................. 147,870   3,982,139
          Intersil Corp., Class A..................  10,310     193,416
          KLA-Tencor Corp..........................  16,150     733,371
          Lam Research Corp.+......................   9,790     300,357
          Linear Technology Corp...................  27,840   1,043,165
          Marvell Technology Group, Ltd.+..........  17,720     725,811
          Maxim Integrated Products, Inc...........  31,040   1,222,976
          Microchip Technology, Inc................  11,690     346,492
          Novellus Systems, Inc.+..................   9,670     257,706
          QLogic Corp.+............................   6,360     203,647
          Xilinx, Inc..............................  31,350     869,962
                                                            -----------
                                                             12,479,432
                                                            -----------

 80     NASDAQ 100(R) INDEX FUND - SCHEDULE OF INVESTMENTS -      May 31, 2005
                              CONTINUED


                                                       Shares/
                                                      Principal    Value
                                                       Amount     (Note 3)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Telecommunications -- 14.47%
      Cisco Systems, Inc.+@..........................    156,610 $ 3,035,102
      Level 3 Communications, Inc.+#.................     45,910      95,493
      MCI, Inc.#.....................................     23,730     607,963
      Nextel Communications, Inc., Class A+..........     94,820   2,861,668
      QUALCOMM, Inc.@................................    134,610   5,015,568
      Research In Motion, Ltd.+......................     12,820   1,061,752
      Telefonaktiebolaget LM Ericsson ADR, Class B+#.      8,680     272,812
      Tellabs, Inc.+.................................     17,930     147,385
                                                                 -----------
                                                                  13,097,743
                                                                 -----------
    Therapeutics -- 1.30%
      Gilead Sciences, Inc.+.........................     28,910   1,179,528
                                                                 -----------
    Utilities - Communication -- 0.46%
      NTL, Inc.+.....................................      6,480     416,534
                                                                 -----------
    Total Long-Term Investment Securities
       (Cost $73,751,339)............................             87,609,925
                                                                 -----------
    SHORT-TERM INVESTMENT SECURITIES -- 8.90%
    Collective Investment Pool -- 8.39%
      Securities Lending Quality Trust(1)............ $7,595,585   7,595,585
                                                                 -----------
    Government Obligations -- 0.51%
      United States Treasury Bills:
       2.62% due 06/09/05@...........................     75,000      74,956
       2.65% due 06/23/05@...........................    390,000     389,371
                                                                 -----------
                                                                     464,327
                                                                 -----------
    Total Short-Term Investment Securities
       (Cost $8,059,912).............................              8,059,912
                                                                 -----------

                                                             Principal      Value
                                                              Amount       (Note 3)

-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.65%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $2,395,186 and collateralized
   by Federal Home Loan Mtg. Corp. Notes, bearing interest
   at 2.88%, due 12/29/06 and having an approximate value
   of $2,445,191 (Cost $2,395,000)@........................ $2,395,000   $ 2,395,000
                                                                         -----------
TOTAL INVESTMENTS
   (Cost $84,206,251)(2)...................................     108.34%   98,064,837
Liabilities in excess of other assets......................      (8.34)%  (7,544,958)
                                                            ----------   -----------
NET ASSETS --                                                   100.00%  $90,519,879
                                                            ==========   ===========

--------
ADR American Depository Receipt
#  The security or a portion thereof is out on loan (see Note 2).
+  Non-income producing security.
@ The security or a portion thereof represents collateral for open futures contracts.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

  Open Futures Contracts
  ----------------------------------------------------------------------------
                                                                  Unrealized
  Number of                  Expiration  Value at  Value as of   Appreciation
  Contracts   Description       Date    Trade Date May 31, 2005 (Depreciation)
  ----------------------------------------------------------------------------
   18 Long  Nasdaq 100 Index June 2005  $2,766,920  $2,781,000     $14,080
                                                                   =======

See Notes to Financial Statements

 May 31, 2005  SCIENCE & TECHNOLOGY FUND - PORTFOLIO PROFILE (Unaudited)   81

Industry Allocation*

                   Semiconductors....................  22.77%
                   Information Processing -- Software  20.58%
                   Information Processing -- Services  15.45%
                   Information Processing -- Hardware  13.88%
                   Telecommunications................  13.71%
                   Collective Investment Pool........   9.76%
                   Electronics/Electrical Equipment..   4.28%
                   Commercial Services...............   3.06%
                   Registered Investment Companies...   1.83%
                   Multimedia........................   1.69%
                   Leisure & Tourism.................   1.55%
                   Medical Technology................   0.56%
                   Therapeutics......................   0.35%
                                                      ------
                                                      109.47%
                                                      ======

*  Calculated as a percentage of Net Assets.

 82      SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS      May 31, 2005



                                                                Value
                                                    Shares     (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK -- 97.88%
      Commercial Services -- 3.06%
        Accenture, Ltd., Class A+.................   887,000 $ 20,649,360
        CDW Corp.#................................   281,100   16,354,398
                                                             ------------
                                                               37,003,758
                                                             ------------
      Electronics/Electrical Equipment -- 4.28%
        Dolby Laboratories, Inc., Class A+........   127,000    2,532,380
        Flextronics International, Ltd.+#......... 1,265,300   16,170,534
        Harman International Industries, Inc......     7,400      613,164
        Jabil Circuit, Inc.+......................   299,000    8,739,770
        LG Electronics, Inc.(3)...................    59,700    4,315,587
        Samsung Electronics Co., Ltd. GDR+*(4)....    81,000   19,480,500
                                                             ------------
                                                               51,851,935
                                                             ------------
      Information Processing - Hardware -- 13.88%
        Dell, Inc.+............................... 1,627,400   64,916,986
        EMC Corp.+................................ 2,979,400   41,890,364
        International Business Machines Corp......   368,500   27,840,175
        Juniper Networks, Inc.+#..................   898,056   23,026,156
        Lexmark International, Inc., Class A+.....   150,000   10,266,000
                                                             ------------
                                                              167,939,681
                                                             ------------
      Information Processing - Services -- 15.45%
        Cadence Design Systems, Inc.+#............ 1,343,900   18,774,283
        Certegy, Inc..............................   301,900   11,336,345
        eBay, Inc.+...............................   635,800   24,166,758
        First Data Corp...........................   648,300   24,525,189
        Fiserv, Inc.+.............................    30,300    1,302,900
        Google, Inc.+.............................    65,100   18,123,840
        McAfee, Inc.+.............................   593,900   17,033,052
        Monster Worldwide, Inc.+..................   146,100    3,854,118
        Symantec Corp.+...........................   591,100   13,364,771
        Synopsys, Inc.+...........................   385,000    6,956,950
        VeriSign, Inc.+#..........................   501,900   16,236,465
        Yahoo!, Inc.+.............................   842,400   31,337,280
                                                             ------------
                                                              187,011,951
                                                             ------------
      Information Processing - Software -- 20.58%
        Citrix Systems, Inc.+.....................   353,500    8,894,060
        Cognos, Inc.+#............................   296,100   11,180,736
        Informatica Corp.+#.......................   304,000    2,608,320
        Intuit, Inc.+#............................    88,900    3,842,258
        Mercury Interactive Corp.+#...............   695,385   31,375,771
        Microsoft Corp............................ 3,213,100   82,897,980
        NAVTEQ Corp.+.............................   119,000    4,539,850
        Oracle Corp.+............................. 3,181,300   40,784,266
        Red Hat, Inc.+#........................... 2,008,600   25,388,704
        SAP AG(3).................................    77,200   12,720,032
        SAP AG Sponsored ADR#.....................   236,500    9,755,625
        VERITAS Software Corp.+...................   604,300   15,028,941
                                                             ------------
                                                              249,016,543
                                                             ------------
      Leisure & Tourism -- 1.55%
        Dreamworks Animation SKG, Inc., Class A+#.   116,900    3,436,860
        Electronic Arts, Inc.+....................   132,300    6,951,042
        International Game Technology.............   299,300    8,434,274
                                                             ------------
                                                               18,822,176
                                                             ------------
      Medical Technology -- 0.56%
        Boston Scientific Corp.+..................   251,800    6,821,262
                                                             ------------
      Multimedia -- 1.69%
        Time Warner, Inc.+........................   882,700   15,358,980
        Viacom, Inc., Class B.....................   147,200    5,047,488
                                                             ------------
                                                               20,406,468
                                                             ------------
      Semiconductors -- 22.77%
        Altera Corp.+.............................   610,100   13,538,119
        Analog Devices, Inc.......................   858,400   31,829,472
        Applied Materials, Inc....................   736,900   12,092,529

                                                    Shares/
                                                   Principal        Value
                                                    Amount         (Note 3)

 ------------------------------------------------------------------------------
 Semiconductors (continued)
   ASML Holding NV+#............................      301,300   $    4,856,956
   Broadcom Corp., Class A+.....................       73,300        2,601,417
   Intel Corp...................................    1,255,300       33,805,229
   Intersil Corp., Class A#.....................      721,700       13,539,092
   KLA-Tencor Corp.#............................      361,500       16,415,715
   Linear Technology Corp.......................      239,800        8,985,306
   Marvell Technology Group, Ltd.+#.............      220,900        9,048,064
   Maxim Integrated Products, Inc...............      841,900       33,170,860
   Microchip Technology, Inc.#..................      592,100       17,549,844
   National Semiconductor Corp.#................      371,200        7,468,544
   Novellus Systems, Inc.+......................      515,200       13,730,080
   Taiwan Semiconductor Manufacturing Co., Ltd.
    Sponsored ADR#..............................    1,326,000       12,212,460
   Texas Instruments, Inc.......................      445,300       12,308,092
   Xilinx, Inc..................................    1,168,200       32,417,550
                                                                --------------
                                                                   275,569,329
                                                                --------------
 Telecommunications -- 13.71%
   Cisco Systems, Inc.+.........................    2,880,700       55,827,966
   Corning, Inc.+...............................    1,403,700       22,010,016
   Crown Castle International Corp.+............      365,100        6,491,478
   Lucent Technologies, Inc.+#..................    1,228,500        3,452,085
   Motorola, Inc................................      328,000        5,697,360
   Nextel Communications, Inc., Class A+........      148,600        4,484,748
   Nokia OYJ Sponsored ADR......................      670,100       11,297,886
   Nortel Networks Corp.+#......................    1,493,900        3,869,201
   QUALCOMM, Inc................................      892,300       33,247,098
   Research In Motion, Ltd.+....................      148,400       12,290,488
   TELUS Corp.+.................................       54,000        1,798,279
   TELUS Corp...................................      169,200        5,422,860
                                                                --------------
                                                                   165,889,465
                                                                --------------
 Therapeutics -- 0.35%
   Gilead Sciences, Inc.+.......................      103,100        4,206,480
                                                                --------------
 Total Long-Term Investment Securities
    (Cost $1,075,731,171).......................                 1,184,539,048
                                                                --------------
 SHORT-TERM INVESTMENT SECURITIES -- 11.59%
 Collective Investment Pool -- 9.76%
   Securities Lending Quality Trust(1).......... $118,197,215      118,197,215
                                                                --------------
 Registered Investment Companies -- 1.83%
   T. Rowe Price Reserve Investment Fund........   22,139,310       22,139,310
                                                                --------------
 Total Short-Term Investment Securities
    (Cost $140,336,525).........................                   140,336,525
                                                                --------------
 TOTAL INVESTMENTS
    (Cost $1,216,067,696)(2)....................       109.47%   1,324,875,573
 Liabilities in excess of other assets..........        (9.47)%   (114,639,364)
                                                 ------------   --------------
 NET ASSETS --                                         100.00%  $1,210,236,209
                                                 ============   ==============

--------
ADR American Depository Receipt
GDR Global Depository Receipt
#  The security or a portion thereof is out on loan (see Note 3).
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At May 31, 2005, the aggregate value of these securities was $19,480,500 representing 1.61% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
(3)Security was valued using fair value procedures at May 31, 2005. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(4)Illiquid security

See Notes to Financial Statements

 May 31, 2005       SMALL CAP FUND - PORTFOLIO PROFILE (Unaudited)         83

Industry Allocation*

                   Collective Investment Pool........  18.06%
                   Oil & Gas.........................   7.22%
                   Banks.............................   5.56%
                   Leisure & Tourism.................   5.46%
                   Insurance.........................   4.70%
                   Information Processing -- Services   4.61%
                   Electronics/Electrical Equipment..   4.16%
                   Information Processing -- Software   3.88%
                   Real Estate Investment Trusts.....   3.74%
                   Healthcare........................   3.56%
                   Commercial Services...............   3.38%
                   Semiconductors....................   3.07%
                   Machinery.........................   3.05%
                   Metals............................   3.04%
                   Retail............................   2.88%
                   Apparel & Products................   2.54%
                   Telecommunications................   2.48%
                   Medical Technology................   2.39%
                   Chemical..........................   2.07%
                   Drugs.............................   2.07%
                   Building Materials................   1.88%
                   Automotive........................   1.82%
                   Household Products................   1.81%
                   Freight...........................   1.80%
                   Foods.............................   1.75%
                   Financial Services................   1.61%
                   Savings & Loan....................   1.44%
                   Information Processing -- Hardware   1.31%
                   Human Resources...................   1.25%
                   Home Builders.....................   1.18%
                   Hospital Supplies.................   1.17%
                   Broadcasting......................   0.98%
                   Therapeutics......................   0.93%
                   Utilities -- Electric.............   0.92%
                   Aerospace/Defense.................   0.88%
                   Appliances/Furnishings............   0.86%
                   Medical -- Biomedical/Gene........   0.81%
                   Advertising.......................   0.67%
                   Paper/Forest Products.............   0.65%
                   Publishing........................   0.62%
                   Retirement/Aged Care..............   0.56%
                   Airlines..........................   0.55%
                   Finance Companies.................   0.52%
                   Heavy Duty Trucks/Parts...........   0.36%
                   Fertilizers.......................   0.35%
                   Registered Investment Companies...   0.34%
                   Pollution Control.................   0.33%
                   Textile -- Products...............   0.31%
                   Utilities -- Communication........   0.27%
                   Time Deposit......................   0.24%
                   Containers -- Metal/Glass.........   0.20%
                   Gas & Pipeline Utilities..........   0.20%
                   Hospital Management...............   0.20%
                   Hardware & Tools..................   0.17%
                   Railroads & Equipment.............   0.13%
                   Utilities -- Gas, Distribution....   0.13%
                   Consumer Service..................   0.11%
                   Utilities -- Miscellaneous........   0.10%
                   Utilities -- Gas, Pipeline........   0.09%
                   Schools...........................   0.06%
                   Auto -- Replacement Parts.........   0.03%
                   Manufacturing.....................   0.02%
                   Mobile Homes......................   0.02%
                   Electronic Instruments............   0.01%
                   Mining............................   0.01%
                                                      ------
                                                      117.57%
                                                      ======

*  Calculated as a percentage of Net Assets.

 84           SMALL CAP FUND - SCHEDULE OF INVESTMENTS            May 31, 2005


                                                              Value
                                                    Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 98.93%
        Advertising -- 0.67%
          Catalina Marketing Corp.#................  52,698 $ 1,264,752
          Getty Images, Inc.+......................   7,200     538,848
          R.H. Donnelley Corp.+....................  34,351   2,111,899
          Ventiv Health, Inc.+.....................   6,269     127,261
                                                            -----------
                                                              4,042,760
                                                            -----------
        Aerospace/Defense -- 0.88%
          Armor Holdings, Inc.+#...................  53,200   2,008,300
          DRS Technologies, Inc.+..................  27,800   1,308,824
          EDO Corp.................................  14,100     401,427
          Esterline Technologies Corp.+............   9,109     354,340
          Innovative Solutions and Support, Inc.+#.  11,551     400,127
          Teledyne Technologies, Inc.+.............  11,046     349,274
          United Defense Industries, Inc.#.........   6,600     491,766
                                                            -----------
                                                              5,314,058
                                                            -----------
        Airlines -- 0.55%
          ExpressJet Holdings, Inc.+...............  90,900     784,467
          Frontier Airlines, Inc.+#................  45,515     555,738
          Mesa Air Group, Inc.+#...................  11,777      75,137
          Midwest Express Holdings, Inc.+#.........  44,200      86,632
          SkyWest, Inc.............................  99,690   1,818,346
                                                            -----------
                                                              3,320,320
                                                            -----------
        Apparel & Products -- 2.54%
          Aeropostale, Inc.+.......................  51,100   1,392,475
          AnnTaylor Stores Corp.+..................  76,650   1,974,504
          Charming Shoppes, Inc.+..................  55,442     500,641
          Cherokee, Inc............................   5,400     190,728
          Children's Place Retail Stores, Inc.+#...  16,247     758,897
          Christopher & Banks Corp.#...............  29,900     547,170
          Columbia Sportswear Co.+#................  14,500     654,240
          Finish Line, Inc., Class A...............  14,900     296,808
          Genesco, Inc.+...........................   6,133     210,055
          Gymboree Corp.+..........................  51,700     684,508
          Hartmarx Corp.+..........................  28,499     270,171
          Hot Topic, Inc.+.........................  45,600     979,032
          J. Jill Group, Inc.+.....................  43,000     548,250
          K-Swiss, Inc., Class A...................  21,077     676,572
          Oakley, Inc..............................  61,300     901,110
          Payless ShoeSource, Inc.+................  75,647   1,273,139
          Stage Stores, Inc.+......................  31,022   1,211,409
          Stein Mart, Inc.+........................   8,629     207,614
          Timberland Co., Class A+.................   1,103      40,657
          Unifi, Inc.+.............................   5,900      18,939
          Warnaco Group, Inc.+.....................  51,500   1,099,010
          Wolverine World Wide, Inc................  43,445     998,366
                                                            -----------
                                                             15,434,295
                                                            -----------
        Appliances/Furnishings -- 0.86%
          CompX International, Inc., Class A#......   4,501      65,039
          Ethan Allen Interiors, Inc...............  10,800     336,960
          Furniture Brands International, Inc......  42,900     862,719
          Griffon Corp.+...........................  29,700     591,921
          Herman Miller, Inc.......................  60,800   1,769,888
          Stanley Furniture Co., Inc...............   2,606     110,104
          Tempur- Pedic International, Inc.+.......  63,200   1,474,456
                                                            -----------
                                                              5,211,087
                                                            -----------
        Automotive -- 1.82%
          Accuride Corp.+..........................  15,500     136,710
          Aftermarket Technology Corp.+#...........  11,924     182,914
          AO Smith Corp.#..........................  64,700   2,028,992
          Commercial Vehicle Group, Inc.+#.........   4,938      90,810
          Goodyear Tire & Rubber Co.+#............. 264,581   3,807,321
          Keystone Automotive Industries, Inc.+....  24,200     477,708
          Monro Muffler Brake, Inc.+...............  31,100     835,657
          Noble International Ltd.#................   3,533      72,956

                                                              Value
                                                    Shares   (Note 3)

        ---------------------------------------------------------------
        Automotive (continued)
          Oshkosh Truck Corp., Class B.............     700 $    55,818
          Strattec Security Corp.+.................  12,200     617,686
          Tenneco Automotive, Inc.+................  84,553   1,268,295
          Thor Industries, Inc.....................  10,100     306,636
          United Auto Group, Inc...................  38,600   1,188,880
                                                            -----------
                                                             11,070,383
                                                            -----------
        Auto - Replacement Parts -- 0.03%
          Sonic Automotive, Inc., Class A..........   8,300     176,956
                                                            -----------
        Banks -- 5.56%
          Amcore Financial, Inc....................   1,437      40,035
          Amegy Bancorp., Inc......................  86,700   1,544,127
          BancFirst Corp.#.........................   2,905     228,740
          Bank of Hawaii Corp......................  40,690   1,982,824
          BOK Financial Corp.......................   2,329     105,317
          Boston Private Financial Holdings, Inc.#.  23,700     580,176
          Capital Crossing Bank+#..................   5,416     175,912
          Cascade Bancorp#.........................   9,100     188,188
          Center Financial Corp.#..................  14,607     312,152
          Central Pacific Financial Corp...........  36,900   1,309,950
          Citizens Banking Corp.#..................  57,900   1,677,942
          City Holding Co..........................  33,180   1,120,820
          City National Corp.......................  23,982   1,703,441
          Columbia Banking System, Inc.............   2,434      59,876
          Community Trust Bancorp, Inc.............   1,874      55,489
          Corus Bankshares, Inc....................  41,172   2,112,947
          Cullen/Frost Bankers, Inc................   5,111     228,002
          First American Corp., Class A............  31,586   1,222,378
          First Bancorp Puerto Rico#...............  49,337   1,891,087
          First Citizens BancShares, Inc., Class A.   2,024     264,193
          First Community Bancorp..................  15,309     676,352
          First Republic Bank......................  35,821   1,149,138
          Glacier Bancorp, Inc.#...................  31,515     735,875
          International Bancshares Corp............   4,358     157,019
          Mercantile Bank Corp.....................   4,400     179,740
          Mid-State Bancshares.....................  22,462     601,308
          Old Second Bancorp, Inc.#................   4,367     122,320
          Pacific Capital Bancorp..................  62,016   2,096,141
          Pinnacle Financial Partners, Inc.+.......   2,000      44,680
          Provident Bankshares Corp................  36,000   1,139,040
          R&G Financial Corp., Class B.............  87,844   1,266,710
          Republic Bancorp, Inc.................... 102,174   1,410,512
          Sandy Spring Bancorp, Inc................  30,100     999,320
          Santander BanCorp#.......................  12,773     281,006
          Signature Bank+#.........................   4,400     107,888
          Southwest Bancorp, Inc...................   1,496      27,078
          Sterling Bancshares, Inc.................  33,000     448,800
          SVB Financial Group+.....................   1,541      73,598
          Texas Capital Bancshares, Inc.+#.........  45,200     846,144
          Trustmark Corp...........................  22,700     648,539
          Valley National Bancorp#.................  52,566   1,254,225
          WesBanco, Inc............................  20,711     612,424
          Westamerica Bancorp......................  38,600   2,032,290
          Wilshire Bancorp, Inc....................   2,438      32,498
                                                            -----------
                                                             33,746,241
                                                            -----------
        Broadcasting -- 0.98%
          4Kids Entertainment, Inc.+#..............  34,550     656,450
          Emmis Communications Corp., Class A+.....  20,600     365,856
          Entercom Communications Corp.+...........  15,000     498,000
          Gray Television, Inc.....................  74,000     869,500
          Liberty Corp.............................  34,500   1,245,795
          Lin TV Corp., Class A+...................  73,500   1,069,425
          Lodgenet Entertainment Corp.+#...........  52,174     884,871
          New Frontier Medi, Inc.+#................   2,725      16,350
          Saga Communications, Inc., Class A+......  16,000     220,800
          Young Broadcasting, Inc., Class A+#......  22,500     129,600
                                                            -----------
                                                              5,956,647
                                                            -----------

 May 31, 2005    SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED      85


                                                                Value
                                                      Shares   (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Building Materials -- 1.88%
        Interline Brands, Inc.+......................  22,700 $   456,043
        Matthews International Corp., Class A........  46,700   1,727,433
        Perini Corp.+(4).............................  26,100     393,588
        Texas Industries, Inc........................  52,134   2,399,207
        Trex Co., Inc.+#.............................  21,300     821,115
        USG Corp.+#..................................  95,156   4,362,902
        Watsco, Inc..................................  28,500   1,259,415
                                                              -----------
                                                               11,419,703
                                                              -----------
      Chemical -- 2.07%
        Airgas, Inc.................................. 105,300   2,527,200
        Arch Chemicals, Inc.#........................  43,100   1,015,867
        Cabot Microelectronics Corp.+#...............  22,000     689,260
        Ferro Corp...................................  66,200   1,273,688
        FMC Corp.+...................................  31,626   1,753,662
        Georgia Gulf Corp............................   6,505     206,729
        Hexcel Corp.+................................  17,233     281,587
        Invitrogen Corp.+............................     834      66,161
        MacDermid, Inc...............................  13,900     404,629
        Minerals Technologies, Inc...................  24,800   1,669,040
        Mosaic Co.+..................................   4,400      57,552
        Octel Corp...................................  32,372     584,638
        Sensient Technologies Corp...................  41,800     850,630
        Symyx Technologies, Inc.+....................  20,800     529,984
        W.R. Grace & Co.+#...........................  66,073     681,874
                                                              -----------
                                                               12,592,501
                                                              -----------
      Commercial Services -- 3.38%
        ACE Cash Express, Inc.+#.....................  10,235     223,225
        Alliance Data Systems Corp.+.................  10,244     386,404
        Arbitron, Inc................................   2,247      90,644
        Baker (Michael) Corp.+.......................  17,686     305,260
        Blount International, Inc.+#.................  28,733     507,425
        Central Parking Corp.#.......................  59,000     997,100
        Collectors Universe, Inc.+...................   2,174      34,567
        Deluxe Corp..................................  15,513     626,880
        DiamondCluster International, Inc., Class A+.  83,900   1,097,412
        Electro Rent Corp.+..........................  26,000     305,500
        First Advantage Corp., Class A+#.............  12,200     266,692
        Geo Group, Inc.+.............................  27,548     668,590
        Greif Brothers Corp., Class A#...............  27,206   1,977,332
        Intersections, Inc.+#........................   3,900      38,025
        Iron Mountain, Inc.+.........................  65,675   1,884,873
        LECG Corp.+..................................  38,000     732,640
        Maximus, Inc.#...............................  38,800   1,330,452
        Pacer International, Inc.+...................  17,600     401,456
        Plexus Corp.+................................  67,300     925,375
        PRA International, Inc.+.....................  12,008     312,568
        Pre-Paid Legal Services, Inc.#...............   2,467      92,932
        Ritchie Brothers Auctioneers, Inc............  22,100     822,120
        Silgan Holdings, Inc.........................  18,248   1,040,136
        Sotheby's Holdings, Inc., Class A+........... 135,950   1,907,378
        Stamps.com, Inc.+............................  29,100     650,676
        Startek, Inc.................................  26,300     366,885
        TeleTech Holdings, Inc.+..................... 131,300   1,072,721
        Vertrue, Inc.+#..............................  17,292     653,638
        Washington Group International, Inc.+........  17,000     816,170
                                                              -----------
                                                               20,535,076
                                                              -----------
      Consumer Service -- 0.11%
        Advanta Corp., Class B.......................  27,614     681,237
                                                              -----------
      Containers - Metal/Glass -- 0.20%
        AptarGroup, Inc..............................  23,800   1,190,000
                                                              -----------
      Drugs -- 2.07%
        Able Laboratories, Inc.+#....................  10,200      43,554
        Alkermes, Inc.+#.............................  37,300     432,680
        Alpharma, Inc., Class A......................  62,293     801,711
        Array Biopharma, Inc.+.......................  76,400     476,736

                                                             Value
                                                   Shares   (Note 3)

         -------------------------------------------------------------
         Drugs (continued)
           Bone Care International, Inc.+.........  42,100 $ 1,378,354
           Cephalon, Inc.+#.......................  52,258   2,216,784
           CNS, Inc.#.............................  14,953     314,013
           Cubist Pharmaceuticals, Inc.+#.........  30,400     304,304
           Eon Labs, Inc.+........................  12,500     383,000
           First Horizon Pharmaceutical Corp.+....  78,900   1,483,320
           King Pharmaceuticals, Inc.+............   4,814      45,541
           KOS Pharmaceuticals, Inc.+#............  25,511   1,472,750
           Mannatech, Inc.........................  47,600     766,836
           Natures Sunshine Products, Inc.........  15,700     258,579
           Nutraceutical International Corp.+.....  23,391     308,527
           Pharmion Corp.+........................  40,400     821,332
           Rigel Pharmaceuticals, Inc.+#..........  12,900     230,781
           USANA Health Sciences, Inc.+#..........   8,012     351,727
           Zymogenetics, Inc.+....................  28,500     496,185
                                                           -----------
                                                            12,586,714
                                                           -----------
         Electronic Instruments -- 0.01%
           LoJack Corp.+..........................   3,245      47,831
                                                           -----------
         Electronics/Electrical Equipment -- 4.16%
           American Science & Engineering, Inc.+#.  16,559     631,063
           Ametek, Inc............................   3,673     140,419
           Amphenol Corp., Class A................   9,299     394,185
           Analogic Corp..........................  14,900     633,101
           Arrow Electronics, Inc.+...............  71,945   2,010,863
           Artesyn Technologies, Inc.+#...........  33,200     273,236
           Avnet, Inc.+...........................  22,463     469,926
           Bel Fuse, Inc., Class B#...............   6,091     182,121
           Belden CDT, Inc........................  57,800   1,162,936
           Cogent, Inc.+..........................  10,300     206,618
           Coherent, Inc.+........................   7,047     231,353
           Commscope, Inc.+#...................... 105,372   1,782,894
           Cymer, Inc.+#..........................  49,000   1,392,090
           Digital Theater Systems, Inc.+#........  22,800     389,652
           Dionex Corp.+..........................   8,000     358,800
           DSP Group, Inc.+.......................  53,500   1,258,320
           Energy Conversion Devices, Inc.+#......  63,975   1,233,438
           ESCO Technologies, Inc.+...............   7,036     596,301
           FEI Co.+#..............................  12,300     256,086
           Gerber Scientific, Inc.+...............  26,668     196,810
           Global Imaging Systems, Inc.+..........  38,823   1,234,183
           Kemet Corp.+#..........................  69,800     488,600
           Lecroy Corp.+..........................   6,820     112,257
           Littelfuse, Inc.+......................  30,700     923,456
           Methode Electronics, Inc., Class A.....  89,300   1,066,242
           Mettler-Toledo International, Inc.+....  19,987     979,363
           Millipore Corp.+.......................   2,522     129,858
           Molecular Devices Corp.+...............  18,300     353,556
           Newport Corp.+.........................  27,700     389,185
           Orbotech, Ltd.+........................  15,200     315,096
           Paxar Corp.+...........................  17,700     311,874
           Silicon Laboratories, Inc.+#...........  25,900     718,207
           Stoneridge, Inc.+......................  25,849     202,139
           Thomas & Betts Corp.+..................  29,100     898,608
           Thomas Industries, Inc.................  28,300   1,128,321
           Wesco International, Inc.+.............  30,009     876,263
           Wilson Greatbatch Technologies, Inc.+#.  20,100     483,204
           Woodhead Industries, Inc.#.............  39,400     505,502
           Woodward Governor Co...................   4,000     309,480
                                                           -----------
                                                            25,225,606
                                                           -----------
         Fertilizers -- 0.35%
           Terra Industries, Inc.+#............... 338,359   2,148,580
                                                           -----------
         Finance Companies -- 0.52%
           Chittenden Corp........................  74,550   1,956,938
           Westcorp#..............................  20,248     980,813
           WFS Financial, Inc.+...................   4,128     201,240
                                                           -----------
                                                             3,138,991
                                                           -----------

 86     SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED      May 31, 2005


                                                                 Value
                                                       Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Financial Services -- 1.61%
        Affiliated Managers Group, Inc.+#.............  20,400 $ 1,360,680
        American Financial Group, Inc.................  35,526   1,151,753
        Calamos Asset Management, Inc., Class A.......   3,631      87,798
        CompuCredit Corp.+#...........................  61,741   1,946,694
        Investment Technology Group, Inc.+............  68,600   1,354,164
        Investors Financial Services Corp.............  27,200   1,128,528
        Nasdaq Stock Market, Inc.+....................   3,852      66,100
        National Financial Partners Corp..............  11,100     424,464
        Nelnet, Inc.+#................................  13,560     500,364
        Piper Jaffray Cos.+#..........................  36,300   1,026,201
        SWS Group, Inc................................  46,600     737,212
                                                               -----------
                                                                 9,783,958
                                                               -----------
      Foods -- 1.75%
        American Italian Pasta Co., Class A#..........  15,200     349,752
        Chiquita Brands International, Inc............ 107,499   3,126,071
        Flowers Foods, Inc............................  39,800   1,299,470
        Gold Kist, Inc.+..............................  19,924     416,013
        M & F Worldwide Corp.+#.......................  34,460     440,744
        Performance Food Group Co.+...................  46,000   1,244,760
        Pilgrims Pride Corp.#.........................  61,921   2,182,715
        Seabord Corp.#................................     712     957,640
        Seneca Foods Corp., Class A+..................  10,200     165,240
        Seneca Foods Corp., Class B+..................   2,700      44,010
        Spartan Stores, Inc.+.........................   6,841      88,249
        Wild Oats Markets, Inc.+#.....................  27,600     310,224
                                                               -----------
                                                                10,624,888
                                                               -----------
      Freight -- 1.80%
        Arkansas Best Corp............................  18,591     608,483
        EGL, Inc.+....................................  64,096   1,219,747
        Forward Air Corp..............................  11,277     302,787
        Heartland Express, Inc........................  45,101     904,275
        Kirby Corp.+..................................   8,779     374,512
        Knight Transportation, Inc....................  70,626   1,726,806
        Landstar System, Inc.+........................  21,748     733,778
        Offshore Logistics, Inc.+.....................   8,321     260,614
        Overnite Corp.................................  38,900   1,657,918
        Overseas Shipholding Group, Inc...............  19,700   1,203,670
        Ryder System, Inc.............................   8,200     301,268
        Swift Transportation Co., Inc.+...............  60,100   1,475,455
        Yellow Roadway Corp.+.........................   3,108     164,040
                                                               -----------
                                                                10,933,353
                                                               -----------
      Gas & Pipeline Utilities -- 0.20%
        Atmos Energy Corp.............................  43,500   1,230,615
                                                               -----------
      Hardware & Tools -- 0.17%
        Stanley Works.................................  23,733   1,058,729
                                                               -----------
      Healthcare -- 3.56%
        Accredo Health, Inc.+.........................  44,100   1,976,562
        Alliance Imaging, Inc.+#......................  43,293     434,229
        Apria Healthcare Group, Inc.+.................  24,984     786,996
        Bausch & Lomb, Inc............................   8,540     666,889
        Dade Behring Holdings, Inc....................  26,448   1,768,049
        Edwards Lifesciences Corp.+...................  38,287   1,750,099
        Genesis HealthCare Corp.+#....................  35,988   1,565,118
        Intuitive Surgical, Inc.+.....................  13,900     688,050
        Kindred Healthcare, Inc.+#....................  61,607   2,376,798
        LabOne, Inc.+.................................  12,100     466,334
        Magellan Health Services, Inc.+#..............  46,109   1,497,159
        Molina Healthcare, Inc.+......................     898      38,434
        Odyssey Healthcare, Inc.+#....................  21,600     286,416
        Res-Care, Inc.+...............................   3,622      48,281
        ResMed, Inc.+#................................  43,800   2,736,186
        Respironics, Inc.+............................   4,670     312,143
        Steris Corp...................................  38,300     926,860
        Symbion, Inc.+#...............................  31,200     736,320
        United Surgical Partners International, Inc.+.  40,200   1,935,228

                                                               Value
                                                     Shares   (Note 3)

        ----------------------------------------------------------------
        Healthcare (continued)
          VistaCare, Inc., Class A+#................   4,400 $    78,496
          Vital Signs, Inc..........................  12,308     519,028
                                                             -----------
                                                              21,593,675
                                                             -----------
        Heavy Duty Trucks/Parts -- 0.36%
          Cascade Corp..............................  18,400     648,048
          Titan International, Inc.#................   1,613      23,824
          TRW Automotive Holdings Corp.+............  74,803   1,523,737
                                                             -----------
                                                               2,195,609
                                                             -----------
        Home Builders -- 1.18%
          Beazer Homes USA, Inc.....................  29,528   1,578,567
          NVR, Inc.+................................   5,126   3,890,634
          WCI Communities, Inc+.....................  18,000     538,200
          William Lyon Homes, Inc.+.................  12,600   1,134,000
                                                             -----------
                                                               7,141,401
                                                             -----------
        Hospital Management -- 0.20%
          LifePoint Hospitals, Inc.+#...............  26,800   1,205,464
                                                             -----------
        Hospital Supplies -- 1.17%
          Advanced Neuromodulation Systems, Inc.+#..  44,500   1,582,420
          CONMED Corp.+.............................  32,220   1,009,775
          Henry Schein, Inc.+.......................  47,300   1,905,717
          NuVasive, Inc.+#..........................  18,000     282,600
          Owens & Minor, Inc........................  63,164   1,958,084
          Techne Corp.+.............................   7,695     358,587
                                                             -----------
                                                               7,097,183
                                                             -----------
        Household Products -- 1.81%
          Chattem, Inc.+#...........................  55,218   2,368,852
          Jarden Corp.+#............................  31,900   1,623,072
          John H. Harland Co........................  83,677   3,152,112
          Spectrum Brands, Inc.+....................  64,143   2,371,367
          Tupperware Corp...........................  65,100   1,471,260
                                                             -----------
                                                              10,986,663
                                                             -----------
        Human Resources -- 1.25%
          Heidrick & Struggles International, Inc.+.  20,302     509,783
          Kforce, Inc.+.............................  57,200     459,888
          Korn/Ferry International+.................  49,300     781,898
          Labor Ready, Inc.+........................ 121,566   2,509,122
          MPS Group, Inc.+..........................  93,800     879,844
          Resources Connection, Inc.+#.............. 122,100   2,432,232
                                                             -----------
                                                               7,572,767
                                                             -----------
        Information Processing - Hardware -- 1.31%
          Electronics Boutique Holdings Corp.+......  15,795     936,801
          Gateway, Inc.+............................ 216,700     749,782
          Hutchinson Technology, Inc.+..............  38,700   1,601,019
          Ingram Micro, Inc., Class A+..............  91,255   1,442,742
          Mercury Computer Systems, Inc.+...........  17,100     494,190
          Storage Technology Corp.+.................   5,887     190,032
          Synaptics, Inc.+..........................  36,500     701,895
          Virage Logic Corp.+.......................   8,600      94,944
          Western Digital Corp.+.................... 117,279   1,760,358
                                                             -----------
                                                               7,971,763
                                                             -----------
        Information Processing - Services -- 4.61%
          3D Systems Corp.+#........................   1,200      25,440
          Agilysys, Inc.#........................... 153,441   2,359,923
          Anixter International, Inc.+..............  14,400     544,464
          Ansoft Corp.+#............................   6,704     149,499
          BISYS Group, Inc.+........................  39,600     603,900
          Black Box Corp............................   6,800     233,784
          Brocade Communications Systems, Inc.+.....  49,900     195,109
          CACI International, Inc., Class A+........  26,400   1,701,744
          Catapult Communications Corp.+............  13,100     184,317
          Ciber, Inc.+..............................  29,700     242,055
          Digital Insight Corp.+....................  89,600   1,947,904

 May 31, 2005    SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED      87


                                                               Value
                                                     Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Information Processing - Services (continued)
         Digital River, Inc.+.......................   1,600 $    44,032
         Doubleclick, Inc.+......................... 110,800     911,884
         Earthlink, Inc.+........................... 374,919   3,977,891
         Factset Research Systems, Inc.#............  47,000   1,504,470
         FileNET Corp.+.............................  56,600   1,576,876
         Infospace, Inc.+...........................   9,400     318,848
         Intergraph Corp.+#.........................  63,606   1,996,592
         Internet Security Systems, Inc.+...........  32,600     723,720
         Jack Henry & Associates, Inc...............  96,100   1,700,009
         Kronos, Inc.+..............................  35,250   1,591,890
         MatrixOne, Inc.+...........................  44,400     202,908
         MTS Systems Corp...........................  33,550   1,070,580
         National Instruments Corp.#................  15,000     348,750
         Netratings, Inc.+..........................  19,700     268,314
         Perot Systems Corp., Class A+.............. 104,100   1,344,972
         Rightnow Technologies, Inc.+#..............  49,000     457,660
         Riverstone Networks, Inc.+................. 130,100      90,420
         Trizetto Group, Inc.+......................  29,600     410,848
         United Online, Inc.#.......................  90,626   1,172,700
         WebSideStory, Inc.+#.......................   7,500      85,875
                                                             -----------
                                                              27,987,378
                                                             -----------
       Information Processing - Software -- 3.88%
         Acxiom Corp................................  78,869   1,455,133
         Altiris, Inc.+.............................  32,700     614,760
         Autodesk, Inc..............................  12,905     510,780
         Blackbaud, Inc.............................   5,500      75,680
         CCC Information Services Group, Inc.+#.....  14,651     342,540
         Concord Communications, Inc.+#.............  19,500     329,940
         DucoCorp International, Inc.+#.............   5,319      35,637
         F5 Networks, Inc.+.........................  10,300     527,463
         Global Payments, Inc.#.....................  30,800   2,134,440
         Hyperion Solutions Corp.+..................  14,300     631,059
         Inter-Tel, Inc.............................  11,426     234,576
         Mercury Interactive Corp.+.................  10,700     482,784
         Motive, Inc.+..............................  31,900     277,211
         NetIQ Corp.+...............................  52,700     581,808
         Open Solutions, Inc.+......................  15,300     271,575
         Packeteer, Inc.+...........................  55,800     662,346
         Parametric Technology Corp.+............... 644,911   3,882,364
         PDF Solutions, Inc.+.......................  38,000     446,120
         Per-Se Technologies, Inc.+#................ 112,620   2,136,402
         Phoenix Technologies, Ltd.+................  14,817     120,314
         Progress Software Corp.+...................  66,115   1,928,575
         Quest Software, Inc.+...................... 159,600   2,110,710
         Red Hat, Inc.+#............................  31,000     391,840
         RSA Security, Inc.+........................  47,800     587,940
         SPSS, Inc.+................................  21,800     381,064
         Sybase, Inc.+#.............................  17,751     362,120
         Verity, Inc.+..............................  52,353     446,571
         Wind River Systems, Inc.+..................  95,100   1,558,689
                                                             -----------
                                                              23,520,441
                                                             -----------
       Insurance -- 4.70%
         American Physicians Capital, Inc.+.........  38,100   1,320,165
         AmerUs Group Co.#..........................   8,463     402,754
         Arch Capital Group, Ltd.+..................   1,641      73,271
         Aspen Insurance Holdings, Ltd..............  49,000   1,347,500
         Assured Guaranty, Ltd......................  69,900   1,436,445
         Bristol West Holdings, Inc.#...............  33,700     583,010
         Brown & Brown, Inc.........................   3,600     160,416
         Commerce Group, Inc........................  15,800     941,680
         Endurance Specialty Holdings, Ltd..........  54,733   1,995,018
         FPIC Insurance Group, Inc.+................  22,500     669,600
         Harleysville Group, Inc....................   7,700     156,387
         Horace Mann Educators Corp.................  63,300   1,152,060
         Humana, Inc.+..............................     443      16,107
         Infinity Property & Casualty Corp..........  58,589   1,874,848
         LandAmerica Financial Group, Inc...........  16,735     940,507

                                                              Value
                                                    Shares   (Note 3)

         --------------------------------------------------------------
         Insurance (continued)
           Markel Corp.+...........................   4,100 $ 1,401,175
           Ohio Casualty Corp......................  90,900   2,172,510
           PartnerRe, Ltd..........................  22,600   1,493,182
           Protective Life Corp....................  21,359     858,418
           Safety Insurance Group, Inc.#...........  16,946     534,138
           Selective Insurance Group, Inc.#........  58,413   2,811,418
           Sierra Health Services, Inc.+#..........   4,779     315,749
           Triad Guaranty, Inc.+...................  11,500     623,300
           UICI....................................  49,913   1,255,312
           United Fire & Casualty Co.#.............   1,642      64,646
           W.R. Berkley Corp.......................  13,062     463,178
           WellChoice, Inc.+.......................  15,900     907,890
           Zenith National Insurance Corp.#........  39,858   2,525,004
                                                            -----------
                                                             28,495,688
                                                            -----------
         Leisure & Tourism -- 5.46%
           Ambassadors Group, Inc..................   1,098      39,693
           Ameristar Casinos, Inc..................   6,885     353,476
           Applebee's International, Inc...........  27,775     757,424
           Arctic Cat, Inc.........................   3,584      77,414
           BJ's Restaurants, Inc.+#................  18,700     344,080
           Bluegreen Corp.+........................  11,070     186,640
           Brunswick Corp..........................  44,500   1,915,280
           CEC Entertainment, Inc.+................  51,250   2,078,188
           Cheesecake Factory, Inc., Class A+#.....  47,500   1,677,225
           CKE Restaurants, Inc.#..................  85,316   1,407,714
           Dave & Buster's, Inc.+#.................  19,054     342,210
           Famous Dave's Of America, Inc.+.........   6,247      67,780
           Great Wolf Resorts, Inc.+#..............  14,300     315,172
           Handleman Co............................  84,761   1,538,412
           Image Entertainment, Inc.+#.............   9,889      39,655
           Jack in the Box, Inc.+.................. 102,887   4,267,753
           Jakks Pacific, Inc.+#................... 176,279   3,643,687
           La Quinta Corp.+........................ 134,400   1,165,248
           O'Charley's, Inc.+......................  24,700     458,679
           P.F. Chang's China Bistro, Inc.+#.......  15,900     942,393
           Panera Bread Co., Class A+#.............  20,800   1,314,560
           Party City Corp.+.......................   3,057      40,872
           Pinnacle Airlines Corp.+................  50,800     497,840
           Polaris Industries, Inc.#...............   4,500     236,115
           Red Robin Gourmet Burgers, Inc.+#.......  10,800     592,704
           Ruby Tuesday, Inc.#.....................  15,300     386,937
           SCP Pool Corp...........................  29,311   1,049,920
           Sonic Corp.+............................  48,075   1,634,550
           Steinway Musical Instruments, Inc.#(4)..  12,178     344,881
           Sunterra Corp.+.........................  84,200   1,313,520
           Texas Roadhouse, Inc.+#.................   4,400     134,904
           Trans World Entertainment Corp.+#....... 144,774   1,882,062
           UTI Worldwide, Inc.#....................  13,100     966,125
           Vail Resorts, Inc.+.....................  41,746   1,148,015
                                                            -----------
                                                             33,161,128
                                                            -----------
         Machinery -- 3.05%
           Actuant Corp., Class A+#................  33,200   1,494,000
           Applied Industrial Technologies, Inc....  68,539   2,086,327
           Baldor Electric Co......................  23,100     580,965
           Cummins, Inc............................  29,243   1,987,062
           Gardner Denver, Inc.+...................  21,022     806,194
           Graco, Inc..............................  37,300   1,301,397
           IDEX Corp...............................  15,300     587,673
           Insituform Technologies, Inc., Class A+.  21,200     314,608
           Joy Global, Inc.........................  33,250   1,248,205
           Kennametal, Inc.........................  40,730   1,792,120
           Lindsay Manufacturing Co.#..............  38,900     778,389
           Quixote Corp.#..........................   5,700     111,036
           Regal-Beloit Corp.......................   4,763     122,409
           Sauer-Danfoss, Inc.#....................     670      13,166
           Terex Corp.+............................  27,100   1,070,992
           Toro Co.................................  97,687   4,205,425
                                                            -----------
                                                             18,499,968
                                                            -----------

 88     SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED      May 31, 2005


                                                                  Value
                                                        Shares   (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Manufacturing -- 0.02%
       Applied Films Corp.+............................   4,000 $   107,600
                                                                -----------
     Medical - Biomedical/Gene -- 0.81%
       Alexion Pharmaceuticals, Inc.+#.................  15,800     359,450
       Barrier Therapeutics, Inc.+.....................  15,900     253,764
       Cytogen Corp.+#.................................  10,900      59,078
       Cytokinetics, Inc.+#............................   3,300      17,820
       Decode Genetics, Inc.+#.........................  21,700     167,090
       Exelixis, Inc.+.................................  30,600     214,812
       Lifecell Corp.+................................. 123,300   1,634,958
       Myriad Genetics, Inc.+#.........................  89,100   1,466,586
       Vertex Pharmaceuticals, Inc.+#..................  55,211     768,537
                                                                -----------
                                                                  4,942,095
                                                                -----------
     Medical Technology -- 2.39%
       Charles River Laboratories International, Inc.+.  23,139   1,112,755
       DJ Orthopedics, Inc.+...........................  28,000     777,000
       Enzon, Inc.+....................................  93,000     564,510
       Haemonetics Corp.+..............................  94,122   3,830,765
       HealthTronics Surgical Services, Inc.+#.........  38,863     493,172
       Hologic, Inc.+..................................  36,978   1,361,160
       Illumina, Inc.+.................................  73,600     772,800
       Integra LifeSciences Corp.+#....................  38,900   1,300,038
       InterMune, Inc.+#...............................  25,200     302,652
       LCA-Vision, Inc.#...............................   8,000     353,440
       Life Sciences Research, Inc.+...................  12,052     150,047
       Lifeline Systems, Inc.+.........................  29,400     957,264
       Martek Biosciences Corp.+#......................  19,200     717,888
       Nektar Therapeutics+#...........................   1,900      34,732
       Noven Pharmaceuticals, Inc.+#...................  33,500     603,000
       SurModics, Inc.+#...............................   8,445     332,902
       Third Wave Technologies, Inc.+..................  38,600     145,136
       Thoratec Corp.+.................................  27,900     416,826
       Wright Medical Group, Inc.+.....................  10,000     275,400
                                                                -----------
                                                                 14,501,487
                                                                -----------
     Metals -- 3.04%
       AK Steel Holding Corp.+#........................ 164,546   1,258,777
       Gibraltar Industries, Inc.......................  23,350     456,726
       Harsco Corp.....................................  42,500   2,466,275
       Lawson Products, Inc............................   9,700     415,160
       Material Sciences Corp.+........................  31,400     383,080
       Maverick Tube Corp.+............................  47,200   1,425,912
       Meridian Gold, Inc.+#...........................  65,100   1,075,452
       Metal Managemet, Inc.#.......................... 137,147   2,519,390
       Mueller Industries, Inc.........................  43,300   1,169,100
       Quanex Corp.....................................  50,435   2,617,072
       Reliance Steel & Aluminum Co....................  34,500   1,327,905
       Shiloh Industries, Inc.+........................  11,663     131,908
       Steel Dynamics, Inc.#...........................  67,856   1,824,648
       Steel Technologies, Inc.........................  62,000   1,240,000
       Sun Hydraulics, Inc.#...........................   4,217     155,692
                                                                -----------
                                                                 18,467,097
                                                                -----------
     Mining -- 0.01%
       Lihir Gold, Ltd.+(1)............................  52,100      42,310
                                                                -----------
     Mobile Homes -- 0.02%
       Winnebago Industries, Inc.#.....................   4,400     143,836
                                                                -----------
     Oil & Gas -- 7.22%
       Barrett Bill Corp.+#............................  21,400     651,630
       Cabot Oil & Gas Corp., Class A..................   1,883      59,032
       Cal Dive International, Inc.+...................  96,223   4,368,524
       Cimarex Energy Co.+#............................  50,458   1,898,735
       Core Laboratories NV+...........................  10,860     272,586
       Dril-Quip, Inc.+................................  23,800     650,930
       Energen Corp....................................  34,701   2,261,811
       Energy Partners, Ltd.+..........................  48,800   1,115,080
       FMC Technologies, Inc.+.........................  62,000   1,956,100

                                                            Value
                                                  Shares   (Note 3)

           ----------------------------------------------------------
           Oil & Gas (continued)
             Forest Oil Corp.+................... 111,469 $ 4,432,007
             Frontier Oil Corp...................  40,324   1,972,247
             Grant Prideco, Inc.+................ 116,000   2,786,320
             Gulf Island Fabrication, Inc........  26,393     530,499
             Hanover Compressor Co.+#............  62,900     656,047
             Harvest Natural Resources, Inc.+#...   8,789      95,273
             Holly Corp.#........................  17,678     675,830
             Houston Exploration Co.+............   8,300     423,051
             Hydril Co.+.........................  29,393   1,525,791
             Key Energy Services, Inc.+..........  30,800     340,340
             Lone Star Technologies, Inc.+.......  41,261   1,710,269
             Magnum Hunter Resources, Inc.+...... 110,700   1,711,422
             McDermott International, Inc.+......   3,921      83,635
             Noble Energy, Inc.#.................  13,100     974,247
             Remington Oil & Gas Corp.+..........  66,755   2,069,405
             Seacor Smit, Inc.+#.................  39,959   2,320,020
             Swift Energy Co.+...................  52,800   1,803,120
             Tesoro Petroleum Corp.#.............  67,107   2,925,865
             TransMontaigne, Inc.+#..............   8,822      73,046
             UGI Corp............................ 118,136   3,131,785
             W-H Energy Services, Inc.+..........  16,600     359,722
                                                          -----------
                                                           43,834,369
                                                          -----------
           Paper/Forest Products -- 0.65%
             Buckeye Technologies, Inc.+.........  71,700     592,959
             Chesapeake Corp.....................  23,400     488,358
             Louisiana-Pacific Corp..............  72,836   1,834,010
             Potlatch Corp.#.....................   2,240     115,786
             Smurfit-Stone Container Corp.+......   2,000      21,740
             Universal Forest Products, Inc......  22,100     879,580
                                                          -----------
                                                            3,932,433
                                                          -----------
           Pollution Control -- 0.33%
             Clean Harbors, Inc.+#...............  19,982     414,626
             Darling International, Inc.+........   1,875       6,975
             Tetra Tech, Inc.+...................  63,474     764,862
             Waste Connections, Inc.+............  21,800     808,344
                                                          -----------
                                                            1,994,807
                                                          -----------
           Publishing -- 0.62%
             Consolidated Graphics, Inc.+........  44,548   1,885,717
             Scholastic Corp.+...................  50,215   1,884,067
                                                          -----------
                                                            3,769,784
                                                          -----------
           Railroads & Equipment -- 0.13%
             Genesee & Wyoming, Inc., Class A+...   5,400     150,876
             Kansas City Southern+#..............  32,257     644,817
                                                          -----------
                                                              795,693
                                                          -----------
           Real Estate -- 0.00%
             Jones Lang LaSalle, Inc.+...........     419      17,770
                                                          -----------
           Real Estate Investment Trusts -- 3.74%
             AMLI Residential Properties.........  20,600     592,044
             Arden Realty, Inc...................  27,900     956,970
             Associated Estates Realty Corp......  38,385     332,031
             CBL & Associates Properties, Inc....  24,985   2,035,528
             Cousins Properties, Inc.............  51,600   1,462,344
             EastGroup Properties, Inc...........  32,500   1,323,400
             Entertainment Properties Trust......   6,100     271,450
             Equity Inns, Inc....................  55,300     663,047
             Equity Lifestyle Properties, Inc....  13,698     519,154
             Essex Property Trust, Inc...........   2,800     224,000
             FelCor Lodging Trust, Inc.+.........  96,900   1,348,848
             Gables Residential Trust#...........  29,000   1,055,890
             Getty Realty Corp...................  13,100     362,084
             Innkeepers USA Trust................ 166,212   2,245,524
             Lasalle Hotel Properties............  19,300     596,370
             LTC Properties, Inc.................  51,300   1,016,766

 May 31, 2005    SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED      89


                                                              Value
                                                     Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Real Estate Investment Trusts (continued)
           Meristar Hospitality Corp.+.............. 89,400 $   750,066
           Mission West Properties, Inc.#........... 11,034     104,823
           National Health Investors, Inc........... 46,000   1,226,820
           New Century Financial Corp............... 21,100   1,075,045
           Omega Healthcare Investors, Inc.......... 64,000     764,800
           Parkway Properties, Inc..................  3,600     173,700
           Reckson Associates Realty Corp........... 10,600     334,854
           SL Green Realty Corp.....................  2,041     126,440
           Tanger Factory Outlet Centers, Inc.......  1,758      42,561
           Taubman Centers, Inc.....................  8,089     256,745
           Trizec Properties, Inc................... 89,114   1,738,614
           Washington Real Estate Investment Trust#. 35,600   1,107,160
                                                            -----------
                                                             22,707,078
                                                            -----------
         Retail -- 2.88%
           7-Eleven, Inc.+.......................... 24,737     738,399
           AC Moore Arts & Crafts, Inc.+#........... 12,400     369,024
           Barnes & Noble, Inc.+.................... 41,941   1,587,467
           Big Lots, Inc.+.......................... 32,700     413,982
           BJ's Wholesale Club, Inc.+...............  8,700     262,305
           Build-A-Bear Workshop, Inc.+#............  1,388      38,031
           Building Materials Holding Corp..........  1,579      97,945
           Casey's General Stores, Inc.............. 94,700   1,708,388
           Department 56, Inc.+..................... 12,086     134,880
           EZCORP, Inc.+#........................... 15,711     149,412
           Finlay Enterprises, Inc.+#...............  2,546      33,047
           GameStop Corp.+.......................... 11,492     308,445
           Hibbett Sporting Goods, Inc.+............ 12,100     424,952
           Jo-Ann Stores, Inc.+.....................  4,001     107,027
           Linens 'N Things, Inc.+.................. 25,600     623,872
           Longs Drug Stores Corp.#.................  9,935     407,732
           MarineMax, Inc.+......................... 24,600     676,992
           Men's Wearhouse, Inc.+................... 23,800   1,222,606
           Movie Gallery, Inc.#..................... 29,161     931,986
           MSC Industrial Direct Co., Inc., Class A. 15,000     466,950
           Nash Finch Co.#.......................... 49,156   1,748,971
           Pantry, Inc.+#........................... 46,157   1,785,814
           Priceline.com, Inc.+#.................... 23,200     555,640
           Rent-A-Center, Inc.+..................... 77,551   1,834,857
           Select Comfort Corp.+#................... 25,700     624,510
           Zumiez, Inc.+............................  8,700     222,981
                                                            -----------
                                                             17,476,215
                                                            -----------
         Retirement/Aged Care -- 0.56%
           American Retirement Corp.+............... 14,621     200,161
           Sunrise Senior Living, Inc.+#............ 61,400   3,202,010
                                                            -----------
                                                              3,402,171
                                                            -----------
         Savings & Loan -- 1.44%
           Anchor BanCorp Wisconsin, Inc.#..........  1,422      39,276
           Bankunited Financial Corp................ 48,800   1,205,848
           Downey Financial Corp.................... 36,855   2,764,862
           First Financial Holdings, Inc............ 17,200     489,168
           FirstFed Financial Corp.+................ 13,633     738,636
           Flagstar Bancorp, Inc.................... 47,600     940,576
           Harbor Florida Bancshares, Inc........... 28,500   1,013,745
           KNBT Bancorp, Inc........................ 21,500     320,565
           PFF Bancorp, Inc......................... 33,570     974,873
           TierOne Corp............................. 11,300     272,612
                                                            -----------
                                                              8,760,161
                                                            -----------
         Schools -- 0.06%
           Education Management Corp.+.............. 10,400     337,480
                                                            -----------
         Semiconductors -- 3.07%
           ADE Corp.+#.............................. 21,944     492,204
           Amis Holdings, Inc.+..................... 31,200     374,400
           ATMI, Inc.+.............................. 30,000     843,000
           Brooks Automation, Inc.+................. 41,200     621,296
           Credence Systems Corp.+#................. 39,600     313,632

                                                               Value
                                                     Shares   (Note 3)

       -----------------------------------------------------------------
       Semiconductors (continued)
         Cypress Semiconductor Corp.+#..............  11,200 $   144,816
         Emulux Corp.+..............................  34,100     644,490
         Entegris, Inc.+............................  59,100     573,270
         Exar Corp.+................................  37,100     534,240
         IXYS Corp.+................................  24,800     342,984
         Lattice Semiconductor Corp.+...............  81,700     344,774
         MEMC Electronic Materials, Inc.+...........  77,564   1,062,627
         Micrel, Inc.+..............................  79,000     916,400
         Microsemi Corp.+#..........................   9,000     185,670
         MKS Instruments, Inc.+#....................  98,600   1,646,620
         Mykrolis Corp.+#...........................  56,200     758,138
         Omnivision Technologies, Inc.+#............ 166,842   2,639,440
         Photronics, Inc.+#......................... 122,410   2,819,102
         Power Integrations, Inc.+#.................  30,600     728,892
         Semtech Corp.+.............................  64,600   1,178,304
         Sigmatel, Inc.+#...........................  65,645   1,486,203
                                                             -----------
                                                              18,650,502
                                                             -----------
       Telecommunications -- 2.48%
         Adtran, Inc................................  65,100   1,430,247
         Atheros Communications, Inc.+#.............   9,600      88,704
         Comtech Telecommunications Corp.+#.........  57,535   2,081,041
         CT Communications, Inc.....................  17,100     206,910
         Golden Telecom, Inc........................  13,600     356,592
         Ixia+#.....................................   7,500     137,925
         Netgear, Inc.+#............................  93,905   1,847,111
         Premiere Global Services, Inc.+............ 187,332   2,107,485
         Price Communications Corp.+................  74,940   1,288,219
         SBA Communcations Corp.+#..................   5,400      60,372
         Spectrasite, Inc.+.........................  31,000   1,979,350
         SureWest Communications....................   8,200     195,160
         Talk America Holdings, Inc.+#..............  66,304     589,442
         Tekelec+...................................  16,300     221,843
         Tessco Technologies, Inc.+.................  14,451     184,106
         UbiquiTel, Inc.+#.......................... 247,467   1,712,472
         West Corp.+................................  15,300     537,642
                                                             -----------
                                                              15,024,621
                                                             -----------
       Textile - Products -- 0.31%
         Angelica Corp..............................  16,300     431,461
         Culp, Inc.+................................   1,700       7,395
         G&K Services, Inc., Class A................  33,400   1,314,624
         UniFirst Corp.#............................   3,923     143,582
                                                             -----------
                                                               1,897,062
                                                             -----------
       Therapeutics -- 0.93%
         Abgenix, Inc.+#............................  10,200      73,440
         Amylin Pharmaceuticals, Inc.+#.............  17,500     279,650
         Anadys Pharmaceuticals, Inc.+#.............  28,000     191,240
         Anika Therapeutics, Inc.+..................  19,619     296,835
         AtheroGenics, Inc.+#.......................  33,600     478,800
         CV Therapeutics, Inc.+#....................     200       4,044
         Cypress Biosciences, Inc.+.................  60,600     736,290
         Inspire Phamaceuticals, Inc.+#.............  52,200     339,300
         Medicines Co.+.............................  12,100     265,474
         Memory Pharmaceuticals Corp.+#.............  18,600      46,128
         Neurocrine Biosciences, Inc.+#.............  17,100     644,157
         NPS Pharmaceuticals, Inc.+#................  13,400     155,038
         Onyx Pharmaceuticals, Inc.+#...............  11,000     274,890
         Theravance, Inc.+..........................   6,700     117,853
         Trimeris, Inc.+#...........................  19,600     198,940
         United Therapeutics Corp.+.................  30,400   1,518,784
                                                             -----------
                                                               5,620,863
                                                             -----------
       Utilities - Communication -- 0.27%
         Commonwealth Telephone Enterprises, Inc.+#.  30,913   1,615,204
                                                             -----------
       Utilities - Electric -- 0.92%
         Allegheny Energy, Inc.+....................   4,412     106,682
         Black Hills Corp.#.........................  12,000     439,440

 90     SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED      May 31, 2005


                                                            Value
                                                  Shares   (Note 3)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Utilities - Electric (continued)
             CH Energy Group, Inc................ 23,500 $  1,062,200
             Cleco Corp.......................... 84,326    1,761,570
             El Paso Electric Co.+............... 39,697      796,719
             PNM Resources, Inc..................  9,905      288,632
             UniSource Energy Corp............... 40,272    1,158,625
                                                         ------------
                                                            5,613,868
                                                         ------------
           Utilities - Gas, Distribution -- 0.13%
             Nicor, Inc.#........................  4,803      189,718
             Northwest Natural Gas Co............ 14,400      521,280
             Southwest Gas Corp..................  3,500       87,430
                                                         ------------
                                                              798,428
                                                         ------------
           Utilities - Gas, Pipeline -- 0.09%
             National Fuel Gas Co................ 18,487      517,636
                                                         ------------
           Utilities - Miscellaneous -- 0.10%
             Walter Industries, Inc.#............ 13,742      582,661
                                                         ------------
           Total Long-Term Investment Securities
              (Cost $529,466,273)................         600,452,888
                                                         ------------

                                                           Principal        Value
                                                            Amount         (Note 3)

--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 18.64%
Collective Investment Pool -- 18.06%
  Securities Lending Quality Trust(2)................... $109,619,614   $ 109,619,614
                                                                        -------------
Registered Investment Companies -- 0.34%
  T. Rowe Price Reserve Investment Fund.................    2,062,993       2,062,994
                                                                        -------------
Time Deposit -- 0.24%
  Euro Time Deposit with State Street Bank & Trust Co.:
   1.50% due 06/01/05...................................    1,425,000       1,425,000
                                                                        -------------
Total Short-Term Investment Securities
   (Cost $113,107,608)..................................                  113,107,608
                                                                        -------------
TOTAL INVESTMENTS
   (Cost $642,573,881)(3)...............................       117.57%    713,560,496
Liabilities in excess of other assets...................       (17.57)%  (106,637,805)
                                                         ------------   -------------
NET ASSETS --                                                  100.00%  $ 606,922,691
                                                         ============   =============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
(1)Security was valued using fair value procedures at May 31, 2005. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(3)See Note 6 for cost of investments on a tax basis.
(4)Security represents an investment in an affiliated company (see Note 4).

See Notes to Financial Statements

 May 31, 2005    SMALL CAP INDEX FUND - PORTFOLIO PROFILE (Unaudited)      91

Industry Allocation*

              Collective Investment Pool................... 25.51%
              Banks........................................  7.17%
              Real Estate Investment Trusts................  6.99%
              Oil & Gas....................................  5.75%
              Leisure & Tourism............................  4.59%
              Information Processing -- Services...........  4.21%
              Financial Services...........................  4.08%
              Electronics/Electrical Equipment.............  3.99%
              Retail.......................................  3.63%
              Information Processing -- Software...........  3.53%
              Commercial Services..........................  3.40%
              Machinery....................................  3.10%
              Insurance....................................  2.76%
              Chemical.....................................  2.48%
              Medical Technology...........................  2.46%
              Healthcare...................................  2.38%
              Semiconductors...............................  2.36%
              Apparel & Products...........................  2.13%
              Metals.......................................  1.90%
              Savings & Loan...............................  1.88%
              Telecommunications...........................  1.88%
              Drugs........................................  1.74%
              Freight......................................  1.73%
              Utilities -- Electric........................  1.68%
              Building Materials...........................  1.51%
              Automotive...................................  1.48%
              Government Agency............................  1.45%
              Aerospace/Defense............................  1.42%
              Foods........................................  1.05%
              Hospital Supplies............................  1.01%
              Information Processing -- Hardware...........  0.98%
              Therapeutics.................................  0.97%
              Utilities -- Gas, Distribution...............  0.94%
              Publishing...................................  0.91%
              Household Products...........................  0.83%
              Repurchase Agreement.........................  0.75%
              Medical -- Biomedical/Gene...................  0.73%
              Home Builders................................  0.64%
              Broadcasting.................................  0.62%
              Appliances/Furnishings.......................  0.61%
              Paper/Forest Products........................  0.58%
              Advertising..................................  0.57%
              Human Resources..............................  0.55%
              Hospital Management..........................  0.54%
              Pollution Control............................  0.53%
              Finance Companies............................  0.51%
              Airlines.....................................  0.47%
              Real Estate..................................  0.37%
              U.S. Treasury Bills..........................  0.28%
              Mobile Homes.................................  0.27%
              Railroads & Equipment........................  0.27%
              Schools......................................  0.27%
              Gas & Pipeline Utilities.....................  0.21%
              Heavy Duty Trucks/Parts......................  0.21%
              Water Services...............................  0.19%
              Tobacco......................................  0.18%
              Utilities -- Communication...................  0.18%
              Utilities -- Miscellaneous...................  0.17%
              Containers -- Metal/Glass....................  0.16%
              Textile -- Products..........................  0.14%
              Beverages....................................  0.12%
              Fertilizers..................................  0.12%
              Mining.......................................  0.12%
              Coal.........................................  0.11%
              Funeral Services.............................  0.10%
              Hardware & Tools.............................  0.10%
              Conglomerates................................  0.09%
              Multimedia...................................  0.09%
              Information Processing -- Computer Services..  0.08%
              Utilities -- Gas, Pipeline...................  0.08%
              Auto -- Replacement Parts....................  0.07%
              Retirement/Aged Care.........................  0.07%


             Information Processing -- Consumer Software..   0.05%
             Manufacturing................................   0.05%
             Consumer Service.............................   0.04%
             Registered Investment Companies..............   0.04%
             Information Processing.......................   0.03%
             Insurance -- Life............................   0.02%
                                                           ------
                                                           125.26%
                                                           ======

*  Calculated as a percentage of Net Assets.

 92        SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS         May 31, 2005


                                                              Value
                                                     Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCK -- 94.48%
         Advertising -- 0.57%
           24/7 Real Media Inc+#.................... 17,037 $   51,792
           ADVO, Inc................................ 18,196    564,986
           Catalina Marketing Corp#................. 31,270    750,480
           FTD Group, Inc.+.........................  7,866     84,166
           Greenfield Online, Inc.+#................  4,753     64,641
           Interchange Corp.+#......................  2,289     16,298
           Marchex, Inc., Class B+#.................  3,478     51,892
           R.H. Donnelley Corp.+.................... 13,509    830,533
           Sitel Corp.+............................. 34,944     69,189
           Valassis Communications, Inc.+........... 31,251  1,084,097
           ValueVision Media, Inc., Class A+........ 10,777    103,675
           Ventiv Health, Inc.+..................... 11,928    242,138
                                                            ----------
                                                             3,913,887
                                                            ----------
         Aerospace/Defense -- 1.42%
           AAR Corp.+............................... 19,341    310,230
           Armor Holdings, Inc.+#................... 17,123    646,393
           BE Aerospace, Inc.+...................... 33,676    487,292
           Curtiss-Wright Corp...................... 12,589    688,366
           DRS Technologies, Inc.+.................. 14,196    668,348
           Ducommun, Inc.+#.........................  4,362     71,755
           EDO Corp.#...............................  9,398    267,561
           Engineered Support Systems, Inc.......... 21,366    833,274
           Esterline Technologies Corp.+............ 14,707    572,102
           Gencorp, Inc.+#.......................... 28,221    533,377
           Heico Corp.#............................. 11,679    246,427
           Herley Industries, Inc.+.................  6,848    119,908
           Innovative Solutions and Support, Inc.+#.  4,183    144,899
           Kaman Corp., Class A..................... 12,667    195,958
           Moog, Inc., Class A+..................... 23,415    710,645
           MTC Technologies, Inc.+..................  4,341    145,554
           Northwest Airlines Corp., Class A+#...... 44,843    273,094
           Orbital Sciences Corp., Class A+#........ 33,308    323,421
           Sequa Corp., Class A+....................  3,739    216,862
           Teledyne Technologies, Inc.+............. 19,472    615,705
           Titan Corp.+............................. 50,327  1,107,194
           Triumph Group, Inc.+#....................  9,511    337,450
           United Industrial Corp.#.................  6,009    208,212
                                                            ----------
                                                             9,724,027
                                                            ----------
         Airlines -- 0.47%
           Airtran Holdings, Inc.+#................. 50,679    494,627
           Alaska Air Group, Inc.+#................. 16,127    476,069
           America West Holdings Corp., Class B+#... 21,063    117,953
           Continental Airlines, Inc., Class B+#.... 39,704    550,297
           Delta Air Lines, Inc.+#.................. 72,851    280,476
           ExpressJet Holdings, Inc.+............... 22,465    193,873
           FLYi, Inc.+#............................. 27,192     20,666
           Frontier Airlines, Inc.+#................ 21,310    260,195
           Mesa Air Group, Inc.+#................... 19,016    121,322
           Republic Airways Holdings, Inc.+#........  3,710     47,340
           SkyWest, Inc............................. 34,817    635,062
                                                            ----------
                                                             3,197,880
                                                            ----------
         Apparel & Products -- 2.13%
           Aeropostale, Inc.+#...................... 33,246    905,953
           Bebe Stores, Inc.#.......................  5,406    208,185
           Blair Corp...............................  4,877    190,447
           Brown Shoe Co., Inc...................... 10,848    380,765
           Buckle, Inc.#............................  4,550    179,543
           Cache, Inc.+#............................  5,729     74,935
           Carter's, Inc.+#.........................  3,946    184,081
           Casual Male Retail Group, Inc.+#......... 16,863    118,884
           Cato Corp., Class A#..................... 11,690    337,373
           Charlotte Russe Holding, Inc.+#..........  6,958     83,148
           Charming Shoppes, Inc.+#................. 69,001    623,079
           Cherokee, Inc............................  4,068    143,682
           Children's Place Retail Stores, Inc.+.... 10,157    474,433

                                                             Value
                                                    Shares  (Note 3)

         -------------------------------------------------------------
         Apparel & Products (continued)
           Christopher & Banks Corp................ 22,535 $   412,391
           Deckers Outdoor Corp.+#.................  5,697     137,981
           DHB Industries, Inc.+#.................. 14,104     110,857
           Dress Barn, Inc.+....................... 12,301     222,648
           Finish Line, Inc., Class A#............. 22,511     448,419
           Genesco, Inc.+.......................... 13,070     447,647
           Goody's Family Clothing, Inc............ 11,285      80,124
           Guess ?, Inc.+..........................  8,935     150,465
           Gymboree Corp.+#........................ 18,313     242,464
           Hartmarx Corp.+......................... 13,713     129,999
           Hot Topic, Inc.+........................ 27,297     586,067
           J. Jill Group, Inc.+.................... 10,650     135,788
           K-Swiss, Inc., Class A#................. 15,513     497,967
           Kellwood Co.#........................... 16,282     409,655
           Kenneth Cole Productions, Inc., Class A.  4,999     150,470
           Oakley, Inc.#........................... 12,407     182,383
           OshKosh B'Gosh, Inc., Class A...........  3,995     103,391
           Oxford Industries, Inc.#................  7,955     284,471
           Payless ShoeSource, Inc.+............... 40,804     686,731
           Perry Ellis International, Inc.+#.......  3,248      64,960
           Phillips-Van Heusen Corp................ 15,805     489,797
           Quiksilver, Inc.+....................... 70,468   1,121,851
           Russell Corp............................ 17,143     320,574
           Shoe Carnival, Inc.+#...................  4,416      80,945
           Skechers U.S.A., Inc., Class A+......... 11,893     150,684
           Stage Stores, Inc.+..................... 11,240     438,922
           Stein Mart, Inc.+....................... 14,843     357,123
           Steven Madden, Ltd.+#...................  6,958     123,574
           Stride Rite Corp. #..................... 22,057     262,258
           Too, Inc.+.............................. 20,644     410,403
           Warnaco Group, Inc.+.................... 27,533     587,554
           Weyco Group, Inc.#......................  3,257      62,437
           Wolverine World Wide, Inc............... 35,771     822,018
                                                           -----------
                                                            14,617,526
                                                           -----------
         Appliances/Furnishings -- 0.61%
           American Woodmark Corp.#................  6,423     215,877
           Applica, Inc.+#......................... 11,748      33,599
           Bassett Furniture Industries, Inc.......  6,181     120,715
           CompX International, Inc., Class A#.....  2,032      29,362
           Ethan Allen Interiors, Inc.#............ 19,767     616,730
           Furniture Brands International, Inc.#... 29,578     594,814
           Griffon Corp.+.......................... 14,641     291,795
           Haverty Furniture Cos., Inc............. 11,132     157,295
           Hooker Furniture Corp...................  4,107      60,578
           Interface, Inc., Class A+#.............. 26,546     203,077
           Kimball International, Inc., Class B.... 12,984     159,703
           Knoll, Inc..............................  7,994     138,936
           La-Z-Boy Chair Co.#..................... 31,540     421,059
           Lancaster Colony Corp................... 16,213     712,399
           Stanley Furniture Co., Inc..............  3,354     141,707
           Tempur-Pedic International, Inc.+#...... 11,277     263,093
                                                           -----------
                                                             4,160,739
                                                           -----------
         Automotive -- 1.48%
           Acuity Brands, Inc.#.................... 25,543     627,081
           Aftermarket Technology Corp.+...........  7,020     107,687
           America's Car Mart, Inc.+#..............  5,055     108,177
           AO Smith Corp........................... 10,210     320,186
           ArvinMeritor, Inc.#..................... 41,613     599,227
           Asbury Automotive Group, Inc.+#.........  6,720      98,784
           ASV, Inc.+#.............................  4,936     179,177
           Collins & Aikman Corp.+#................ 22,974       2,596
           Commercial Vehicle Group, Inc.+#........  5,869     107,931
           Cooper Tire & Rubber Co.#............... 37,189     708,078
           CSK Auto Corp.+......................... 27,901     472,364
           Exide Technologies+#.................... 11,993      60,625
           Goodyear Tire & Rubber Co.+#............ 91,288   1,313,634

 May 31, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   93


                                                              Value
                                                     Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Automotive (continued)
           Group 1 Automotive, Inc.+................ 11,677 $   311,893
           Hayes Lemmerz International, Inc.+#...... 22,625     147,062
           Kaydon Corp.............................. 16,913     482,697
           Keystone Automotive Industries, Inc.+#...  9,112     179,871
           Lithia Motors, Inc., Class A.............  8,556     227,590
           Midas, Inc.+.............................  9,263     217,680
           Modine Manufacturing Co.#................ 14,245     433,048
           Monro Muffler Brake, Inc.+...............  5,628     151,224
           Noble International Ltd.#................  3,806      78,594
           Pep Boys-Manny, Moe & Jack#.............. 34,624     462,577
           Standard Motor Products, Inc., Class A#..  7,538      84,953
           Strattec Security Corp.+.................  2,292     116,044
           Superior Industries International, Inc.#. 13,386     303,193
           TBC Corp.+#.............................. 11,867     302,964
           Tenneco Automotive, Inc.+................ 25,127     376,905
           Thor Industries, Inc.#................... 21,473     651,920
           United Auto Group, Inc................... 11,488     353,830
           Visteon Corp.#........................... 77,636     592,363
                                                            -----------
                                                             10,179,955
                                                            -----------
         Auto - Replacement Parts -- 0.07%
           Sonic Automotive, Inc., Class A.......... 16,603     353,976
           Valence Technology, Inc.+#............... 36,669     108,540
                                                            -----------
                                                                462,516
                                                            -----------
         Banks -- 7.17%
           1st Source Corp.#........................  7,065     153,876
           ABC Bancorp..............................  7,029     124,765
           Alabama National Bancorp.................  7,837     492,791
           Amcore Financial, Inc.................... 15,046     419,182
           Amegy Bancorp., Inc...................... 41,166     733,166
           AmericanWest Bancorp+#...................  6,123     121,052
           Arrow Financial Corp.#...................  5,199     140,373
           BancFirst Corp...........................  1,923     151,417
           Bancorp, Inc.+#..........................  4,740      74,418
           BancorpSouth, Inc........................ 46,312   1,035,073
           BancTrust Financial Group, Inc.#.........  5,125     101,321
           Bank of Granite Corp.#...................  8,122     147,496
           Bank of The Ozarks, Inc.#................  6,387     201,957
           Banner Corp..............................  6,066     161,416
           Boston Private Financial Holdings, Inc.#. 16,381     401,007
           Bryn Mawr Bank Corp.#....................  4,229      82,423
           Camden National Corp.#...................  4,637     159,652
           Capital City Bank Group, Inc.#...........  5,665     227,733
           Capital Corp. of the West................  5,437     131,847
           Capital Crossing Bank+#..................  2,537      82,402
           Capitol Bancorp, Ltd.#...................  6,099     188,764
           Cascade Bancorp#.........................  9,976     206,304
           Cathay Bancorp, Inc...................... 25,997     883,898
           Center Financial Corp.#..................  5,774     123,390
           Central Coast Bancorp+#..................  6,718     113,601
           Central Pacific Financial Corp.#......... 18,022     639,781
           Century Bancorp, Inc., Class A#..........  2,095      55,057
           Chemical Financial Corp.................. 15,073     482,035
           Citizens Banking Corp.................... 25,995     753,335
           City Bank#...............................  4,623     143,775
           City Holding Co.......................... 10,030     338,813
           CoBiz, Inc.#.............................  7,727     138,931
           Columbia Bancorp#........................  3,484     120,512
           Columbia Banking System, Inc.............  9,335     229,641
           Commercial Federal Corp.................. 24,434     611,094
           Community Bank Systems, Inc.............. 16,194     377,320
           Community Banks., Inc.#..................  6,413     158,786
           Community Trust Bancorp, Inc.............  7,142     211,475
           Corus Bankshares, Inc.#..................  9,338     479,226
           CVB Financial Corp.#..................... 27,472     506,584
           East West Bancorp, Inc................... 30,138   1,013,842
           EuroBancshares, Inc.+#...................  4,873      68,222

                                                               Value
                                                       Shares (Note 3)

         -------------------------------------------------------------
         Banks (continued)
           Farmers Capital Bank Corp.#................  3,625 $118,320
           Financial Institutions, Inc.#..............  4,827   87,079
           First Bancorp North Carolina#..............  6,680  139,612
           First BanCorp Puerto Rico@................. 20,624  790,518
           First Busey Corp., Class A#................  7,939  148,777
           First Charter Corp.#....................... 17,847  393,526
           First Citizens BancShares, Inc., Class A#..  3,637  474,738
           First Commonwealth Financial Corp.#........ 41,709  557,232
           First Community Bancorp....................  7,799  344,560
           First Community Bancshares, Inc.#..........  6,017  180,991
           First Financial Bancorp#................... 21,032  378,576
           First Financial Bankshares, Inc.#..........  8,204  340,794
           First Financial Corp.#.....................  8,114  219,889
           First Merchants Corp.#..................... 11,119  276,530
           First Midwest Bancorp, Inc................. 27,925  968,718
           First Oak Brook Bancshares, Inc., Class A#.  4,016  110,801
           First of Long Island Corp.#................  2,045   80,778
           First Republic Bank........................ 11,700  375,336
           First State Bancorp........................  9,157  169,038
           FNB Corp.(PA)#............................. 33,757  627,205
           FNB Corp.(VA)#.............................  4,351  116,824
           Frontier Financial Corp.#.................. 14,575  362,918
           GB&T Bancshares, Inc.#.....................  6,687  144,172
           German American Bancorp#...................  5,552   73,286
           Glacier Bancorp, Inc.#..................... 18,358  428,659
           Gold Banc Corp., Inc....................... 24,036  333,860
           Great Southern Bancorp, Inc.#..............  6,221  194,157
           Greater Bay Bancorp........................ 30,804  774,105
           Hancock Holding Co......................... 16,677  539,668
           Hanmi Financial Corp....................... 17,642  283,507
           Harleysville National Corp.#............... 15,706  362,337
           Heartland Financial USA, Inc.#.............  5,949  117,671
           Iberiabank Corp............................  4,068  239,361
           Independent Bank Corp. (MA)................  8,814  246,175
           Independent Bank Corp. (MI)................ 11,144  313,592
           Integra Bank Corp..........................  9,181  202,808
           Interchange Financial Services Corp........  9,915  180,056
           Irwin Financial Corp.#..................... 10,495  220,290
           Lakeland Bancorp, Inc.#.................... 10,268  156,279
           Lakeland Financial Corp.#..................  3,492  129,204
           Macatawa Bank Corp.#.......................  6,073  207,879
           Main Street Banks., Inc.#..................  9,072  239,229
           Mainsource Financial Group, Inc.#..........  5,863  107,117
           MB Financial, Inc.......................... 11,560  441,476
           MBT Financial Corp.#.......................  8,659  165,560
           Mercantile Bank Corp.#.....................  4,301  175,696
           Mid-State Bancshares#...................... 14,144  378,635
           Midwest Banc Holdings, Inc.#...............  6,464  129,280
           Nara Bancorp, Inc.#........................ 11,021  153,082
           National Penn Bancshares, Inc.#............ 20,659  489,205
           NBC Capital Corp.#.........................  4,148   97,022
           NBT Bancorp, Inc........................... 19,734  467,696
           NetBank, Inc.#............................. 27,792  230,952
           Oak Hill Financial, Inc.#..................  2,101   54,479
           Old National Bancorp#...................... 41,791  828,716
           Old Second Bancorp, Inc.#..................  8,045  225,340
           Omega Financial Corp.#.....................  6,770  197,481
           Oriental Financial Group, Inc.#............ 11,180  156,855
           Pacific Capital Bancorp.................... 27,251  921,084
           Park National Corp.#.......................  8,619  889,912
           Peapack Gladstone Financial Corp.#.........  4,385  117,211
           Pennrock Financial Services Corp.#.........  4,595  159,033
           Peoples Bancorp, Inc.......................  6,371  179,662
           Placer Sierra Bancshares#..................  3,437   88,743
           PNC Financial Services Group...............     54    2,926
           PrivateBancorp, Inc.#......................  9,848  332,764
           Prosperity Bancshares, Inc.#............... 12,259  332,464
           Provident Bankshares Corp.................. 19,503  617,075

 94  SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2005


                                                                  Value
                                                        Shares   (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Banks (continued)
      R&G Financial Corp., Class B.....................  16,673 $   240,425
      Renasant Corp....................................   6,239     189,790
      Republic Bancorp, Inc.(Central)..................  42,231     582,999
      Republic Bancorp, Inc.(Southern) Class A.........   5,127     116,998
      Royal Bancshares of Pennsylvania, Inc., Class A#.   2,621      61,856
      S&T Bancorp, Inc.#...............................  14,205     499,306
      Sandy Spring Bancorp, Inc........................   8,705     289,006
      Santander BanCorp#...............................   3,161      69,542
      SCBT Financial Corp.#............................   4,861     142,014
      Seacoast Banking Corp. of Florida................   6,937     140,613
      Security Bank Corp.#.............................   5,604     117,964
      Signature Bank+#.................................   3,694      90,577
      Silicon Valley Bancshares#.......................  21,184   1,011,748
      Simmons First National Corp., Class A............   8,799     215,927
      Smithtown Bancorp, Inc.#.........................   3,126      83,558
      Southern Community Financial Corp.#..............   8,928      81,602
      Southside Bancshares, Inc.#......................   5,867     115,228
      Southwest Bancorp, Inc.#.........................   6,425     116,293
      State Bancorp, Inc.#.............................   4,848     108,256
      State Financial Services Corp., Class A..........   3,451     137,005
      Sterling Bancorp#................................   9,683     204,795
      Sterling Bancshares, Inc.........................  26,846     365,106
      Sterling Financial Corp. (PA)#...................  13,955     359,341
      Suffolk Bancorp#.................................   6,530     204,650
      Sun Bancorp, Inc.( NJ)+..........................   6,122     126,970
      Susquehanna Bancshares, Inc......................  27,627     628,791
      SY Bancorp, Inc.#................................   7,090     157,398
      Taylor Capital Group, Inc.#......................   2,330      78,940
      Texas Capital Bancshares, Inc.+..................  12,788     239,391
      Texas Regional Bancshares, Inc., Class A.........  24,625     708,954
      Tompkins Trustco, Inc.#..........................   4,774     197,166
      TriCo Bancshares.................................   6,717     137,027
      TrustCo Bank Corp.(NY)#..........................  44,627     555,606
      Trustmark Corp.#.................................  28,216     806,131
      U.S.B. Holding Co., Inc.#........................   6,904     145,882
      UMB Financial Corp.#.............................   9,048     503,974
      Umpqua Holdings Corp.............................  26,233     611,491
      Union Bankshares Corp.#..........................   5,203     188,661
      United Bankshares, Inc...........................  22,460     751,287
      United Community Banks, Inc.#....................  17,059     426,134
      Univest Corp.#...................................   6,829     187,593
      Unizan Financial Corp............................  13,051     332,670
      Virginia Commerce Bancorp+#......................   5,110     114,157
      Virginia Financial Group, Inc.#..................   4,295     140,103
      Washington Trust Bancorp, Inc....................   7,934     223,659
      WesBanco, Inc....................................  12,437     367,762
      West Bancorp.#...................................  10,115     180,148
      West Coast Bancorp.#.............................   9,020     196,275
      Westamerica Bancorp.#............................  19,042   1,002,561
      Western Sierra Bancorp.+#........................   3,839     130,948
      Wilshire Bancorp, Inc.#..........................   8,452     112,665
      Wintrust Financial Corp..........................  13,721     687,011
      Yardville National Bancorp.......................   5,038     170,839
                                                                -----------
                                                                 49,231,067
                                                                -----------
    Beverages -- 0.12%
      Boston Beer Co., Inc., Class A+..................   5,053     106,669
      Coca-Cola Bottling Co. Cons......................   2,376     115,236
      Farmer Brothers Co.#.............................   4,030      96,720
      Hansen Natural Corp.+#...........................   3,602     268,493
      National Beverage Corp.+.........................   4,322      35,440
      Peet's Coffee & Tea, Inc.+.......................   7,045     200,008
                                                                -----------
                                                                    822,566
                                                                -----------
    Broadcasting -- 0.62%
      4Kids Entertainment, Inc.+#......................   8,294     157,586
      Beasley Broadcast Group, Inc., Class A+#.........   3,232      51,971
      Charter Communications, Inc., Class A+#.......... 161,527     184,141

                                                                Value
                                                       Shares  (Note 3)

       ------------------------------------------------------------------
       Broadcasting (continued)
         Crown Media Holdings, Inc., Class A+#........  8,715 $    81,834
         Cumulus Media, Inc., Class A+................ 29,545     369,017
         Emmis Communications Corp., Class A+#........ 29,389     521,949
         Fisher Communications, Inc.+#................  3,903     198,428
         Gray Television, Inc.#....................... 26,909     316,181
         Insight Communications, Inc., Class A+....... 26,706     301,778
         Liberty Corp.#...............................  9,420     340,156
         Lin TV Corp., Class A+....................... 16,097     234,211
         Lodgenet Entertainment Corp.+#...............  7,838     132,932
         Mediacom Communications Corp., Class A+#..... 39,550     240,464
         Nexstar Broadcasting Group, Inc.+#...........  6,039      33,758
         Paxson Communications Corp.+................. 27,195      20,396
         Pegasus Solutions, Inc.+#.................... 13,045     140,364
         Regent Communications, Inc.+................. 20,906     125,436
         Saga Communications, Inc., Class A+..........  9,794     135,157
         Salem Communications Corp., Class A+.........  5,756     104,587
         Sinclair Broadcast Group, Inc., Class A...... 26,849     236,540
         Spanish Broadcasting System, Inc., Class A+#. 22,161     191,693
         World Wrestling Entertainment, Inc., Class A.  8,005      86,774
         Young Broadcasting, Inc., Class A+#..........  9,699      55,866
                                                              -----------
                                                                4,261,219
                                                              -----------
       Building Materials -- 1.51%
         Ameron International Corp.#..................  4,923     162,459
         Apogee Enterprises, Inc...................... 16,467     230,373
         Barnes Group, Inc.#..........................  8,953     274,678
         Beacon Roofing Supply, Inc.+.................  8,190     195,823
         Comfort Systems USA, Inc.+................... 23,065     145,079
         Drew Industries, Inc.+#......................  4,284     175,644
         Eagle Materials, Inc.#....................... 11,290     989,794
         Elkcorp...................................... 11,823     390,159
         Genlyte Group, Inc.+......................... 14,574     649,417
         Infrasource Services, Inc.+#.................  5,169      56,859
         Interline Brands, Inc.+......................  7,503     150,735
         Lennox International, Inc.................... 26,567     564,283
         LSI Industries, Inc.......................... 11,838     160,878
         Matthews International Corp., Class A........ 19,309     714,240
         NCI Building Systems, Inc.+.................. 12,359     426,880
         Perini Corp.+(1).............................  4,069      61,361
         Shaw Group, Inc.+............................ 46,535     937,680
         Simpson Manufacturing Co., Inc............... 22,017     632,769
         Texas Industries, Inc........................ 13,604     626,056
         Trex Co., Inc.+#.............................  6,163     237,584
         U.S. Concrete, Inc.+#........................ 12,679      77,596
         USG Corp.+#.................................. 19,326     886,097
         Watsco, Inc.................................. 13,352     590,025
         York International Corp...................... 24,790   1,021,348
                                                              -----------
                                                               10,357,817
                                                              -----------
       Chemical -- 2.48%
         Aceto Corp.#................................. 14,354     104,354
         Airgas, Inc.................................. 36,081     865,944
         Albemarle Corp............................... 21,115     803,215
         American Vanguard Corp.#.....................  6,000     107,400
         Arch Chemicals, Inc.......................... 13,958     328,990
         Cabot Microelectronics Corp.+#............... 14,887     466,410
         Crompton Corp.#.............................. 68,715   1,054,775
         Cytec Industries, Inc........................ 23,321     971,553
         Ferro Corp.#................................. 25,134     483,578
         FMC Corp.+................................... 21,810   1,209,364
         Georgia Gulf Corp............................ 17,084     542,930
         Great Lakes Chemical Corp.................... 30,437   1,031,814
         H.B. Fuller Co............................... 17,092     553,781
         Hercules, Inc.+.............................. 65,957     914,164
         Hexcel Corp.+................................ 17,071     278,940
         Kronos Worldwide, Inc.#......................  1,905      60,198
         MacDermid, Inc............................... 16,192     471,349
         Minerals Technologies, Inc................... 12,318     829,001

 May 31, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   95


                                                                Value
                                                       Shares  (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Chemical (continued)
         Mosaic Co.+#................................. 75,970 $   993,688
         Newmarket Corp.+.............................  8,233     111,886
         NL Industries, Inc.+.........................  4,728      71,866
         Octel Corp...................................  7,462     134,764
         Olin Corp.#.................................. 41,672     782,183
         OM Group, Inc.+#............................. 17,008     428,602
         Omnova Solutions, Inc.+...................... 24,102      97,854
         PolyOne Corp.+............................... 54,927     369,109
         Quaker Chemical Corp.........................  4,944      87,509
         Schulman (A), Inc............................ 18,086     295,887
         Sensient Technologies Corp................... 28,063     571,082
         Spartech Corp................................ 15,045     304,360
         Stepan Co.#..................................  3,166      67,151
         Symyx Technologies, Inc.+.................... 16,877     430,026
         UAP Holding Corp.#........................... 16,467     239,595
         Valhi, Inc.#.................................  6,091     112,927
         W.R. Grace & Co.+#........................... 39,357     406,164
         WD-40 Co.#................................... 10,236     296,639
         Westlake Chemical Corp.#.....................  7,059     169,275
                                                              -----------
                                                               17,048,327
                                                              -----------
       Coal -- 0.11%
         Alpha Natural Resources, Inc.+............... 17,687     422,720
         Foundation Coal Holdings, Inc................ 14,165     360,924
                                                              -----------
                                                                  783,644
                                                              -----------
       Commercial Services -- 3.40%
         1-800 Contacts, Inc.+#.......................  4,359      85,175
         1-800-FLOWERS.COM, Inc., Class A+#........... 13,293      98,501
         ABM Industries, Inc.#........................ 22,525     429,552
         ACE Cash Express, Inc.+......................  5,404     117,861
         Administaff, Inc............................. 12,973     277,103
         Advance America Cash Advance Centers, Inc.#.. 39,783     485,750
         Advisory Board Co.+.......................... 10,611     479,193
         Anchor Glass Container Corp.#................  5,898      10,145
         Arbitron, Inc................................ 18,548     748,226
         Blount International, Inc.+..................  3,734      65,942
         BlueLinx Holdings, Inc.......................  5,698      69,288
         Central European Distribution Corp.+#........  7,346     244,989
         Central Parking Corp.#....................... 11,090     187,421
         Century Business Services, Inc.+............. 37,895     151,959
         Ceradyne, Inc.+#............................. 14,349     331,318
         Chemed Corp.................................. 14,550     615,174
         Clark, Inc.#.................................  9,670     140,215
         Cornell Cos., Inc.+#.........................  7,977     102,425
         Corrections Corp. of America+................ 23,449     846,509
         CoStar Group, Inc.+#.........................  9,620     386,532
         CRA International, Inc.+.....................  6,095     347,354
         Crown Holdings, Inc.+@....................... 99,056   1,474,944
         DiamondCluster International, Inc., Class A+. 13,958     182,571
         Dollar Financial Corp.+......................  4,500      40,275
         Dycom Industries, Inc.+...................... 29,090     571,328
         Electro Rent Corp.+.......................... 10,807     126,982
         Euronet Worldwide, Inc.+#.................... 14,873     417,039
         Exponent, Inc.+..............................  3,827      94,795
         First Advantage Corp., Class A+#.............  2,007      43,873
         Flanders Corp.+..............................  7,843      78,195
         FTI Consulting, Inc.+........................ 25,526     561,317
         Geo Group, Inc.+#............................  4,974     120,719
         Greg Manning Auctions, Inc.+#................  3,026      28,838
         Greif Brothers Corp., Class A................  7,809     567,558
         Healthcare Services Group, Inc............... 14,055     262,829
         Huron Consulting Group, Inc.+................  3,445      79,132
         Integrated Electrical Services, Inc.+#....... 19,714      29,965
         Interactive Data Corp.+...................... 22,048     474,693
         Intersections, Inc.+#........................  4,245      41,389
         Laidlaw International, Inc.+#................ 62,264   1,384,751
         Landauer, Inc................................  5,339     260,810

                                                               Value
                                                      Shares  (Note 3)

        ----------------------------------------------------------------
        Commercial Services (continued)
          LECG Corp.+................................  7,827 $   150,905
          LKQ Corp.+.................................  8,748     217,125
          Maximus, Inc............................... 11,191     383,739
          McGrath Rent Corp.......................... 11,549     266,204
          Mobile Mini, Inc.+#........................  8,609     317,844
          Navigant Consulting, Inc.+................. 29,125     668,127
          Pacer International, Inc.+................. 16,577     378,121
          Parexel International Corp.+............... 15,659     285,777
          Plexus Corp.+.............................. 25,822     355,053
          PRA International, Inc.+...................  4,914     127,911
          Pre-Paid Legal Services, Inc.#.............  5,907     222,517
          PRG-Shultz International, Inc.+#........... 24,599      94,952
          Proxymed, Inc.+#...........................  3,597      22,913
          Quanta Services, Inc.+#.................... 43,208     390,168
          Raven Industries, Inc......................  9,283     236,531
          Rent-Way, Inc.+#........................... 15,726     145,780
          Rewards Network, Inc.+#.................... 10,089      51,555
          Rollins, Inc............................... 17,579     358,612
          Safeguard Scientifics, Inc.+............... 71,801      71,083
          SFBC International, Inc.+#.................  9,080     317,891
          Silgan Holdings, Inc.......................  6,572     374,604
          Sotheby's Holdings, Inc., Class A+......... 27,388     384,254
          Source Interlink Cos., Inc.+............... 15,445     150,589
          Sourcecorp, Inc.+..........................  9,659     206,799
          Stamps.com, Inc.+.......................... 10,069     225,143
          Startek, Inc.#.............................  6,518      90,926
          Stewart Information Services Corp.......... 10,205     400,546
          TeleTech Holdings, Inc.+#.................. 22,567     184,372
          TNS, Inc.+.................................  2,666      58,332
          United Rentals, Inc.+#..................... 25,866     519,389
          URS Corp.+................................. 18,811     636,376
          Vertrue, Inc.+#............................  3,104     117,331
          Volt Information Sciences, Inc.+...........  4,748      93,298
          Washington Group International, Inc.+#..... 15,125     726,151
          Watson Wyatt & Co. Holdings, Class A....... 19,315     508,371
          Wireless Facilities, Inc.+#................ 28,413     146,327
          Wright Express Corp.+#..................... 24,154     386,706
                                                             -----------
                                                              23,334,957
                                                             -----------
        Conglomerates -- 0.09%
          Trinity Industries, Inc.#.................. 21,994     639,146
                                                             -----------
        Consumer Service -- 0.04%
          Advanta Corp., Class B..................... 11,779     290,588
                                                             -----------
        Containers - Metal/Glass -- 0.16%
          AptarGroup, Inc............................ 21,922   1,096,100
                                                             -----------
        Drugs -- 1.74%
          Able Laboratories, Inc.+#.................. 10,765      45,967
          Accelrys, Inc.+#........................... 15,900      83,952
          Adolor Corp.+#............................. 23,274     222,500
          Advancis Pharmaceutical Corp.+#............  5,660      25,244
          Alkermes, Inc.+#........................... 53,767     623,697
          Alpharma, Inc., Class A#................... 23,555     303,153
          Antigenics, Inc.+#......................... 15,217     101,954
          Array Biopharma, Inc.+#.................... 18,986     118,473
          Bentley Pharmaceuticals, Inc.+#............  9,206     100,253
          Bone Care International, Inc.+#............  9,935     325,272
          Bradley Pharmaceuticals, Inc., Class A+#...  8,112      81,201
          Caraco Pharmaceutical Laboratories, Ltd.+#.  5,440      39,059
          Corixa Corp.+#............................. 35,606     151,326
          Cubist Pharmaceuticals, Inc.+.............. 31,928     319,599
          Dendreon Corp.+#........................... 34,646     183,277
          Depomed, Inc.+#............................ 14,511      64,139
          Durect Corp., Inc.+#....................... 18,199      65,334
          DUSA Pharmaceuticals, Inc.+#...............  8,980     100,486
          Dynavax Technologies Corp.+#...............  3,734      14,600
          First Horizon Pharmaceutical Corp.+#....... 15,743     295,968
          Genelabs Technologies, Inc.+#.............. 52,791      22,172

 96  SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2005


                                                             Value
                                                    Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Drugs (continued)
           Genta, Inc.+#........................... 44,613 $    49,520
           Guilford Pharmaceuticals, Inc.+#........ 27,860      70,207
           I-Flow Corp.+#.......................... 10,874     177,681
           Idenix Pharmaceuticals, Inc.+#..........  3,477      71,000
           ImmunoGen, Inc.+#....................... 21,959     130,876
           Impax Laboratories, Inc.+#.............. 29,167     478,339
           Indevus Pharmaceuticals, Inc.+#......... 24,809      85,095
           Inkine Pharmaceutical Co., Inc.+#....... 29,191      66,556
           Isis Pharmaceuticals, Inc.+#............ 31,084     113,768
           K-V Pharmaceutical Co., Class A+#....... 21,414     426,139
           KOS Pharmaceuticals, Inc.+..............  7,154     413,000
           Lannett Co., Inc.+#.....................  4,144      20,720
           Ligand Pharmaceuticals, Inc., Class B+#. 44,309     258,765
           Mannatech, Inc.#........................  8,515     137,177
           Natures Sunshine Products, Inc..........  6,214     102,345
           NeighborCare, Inc.+..................... 22,528     676,065
           NeoPharm, Inc.+#........................ 10,320     101,239
           Neurogen Corp.+#........................ 14,982     101,278
           Nutraceutical International Corp.+#.....  4,723      62,296
           Omega Protein Corp.+#...................  3,573      25,368
           OSI Pharmaceuticals, Inc.+..............  1,002          90
           Pain Therapeutics, Inc.+#............... 19,017      99,839
           Par Pharmaceutical Cos., Inc.+.......... 20,537     657,184
           Penwest Pharmaceuticals Co.+............ 11,648     140,708
           Perrigo Co.#............................ 37,850     588,189
           Petmed Express, Inc.+#..................  5,909      41,718
           Pharmacyclics, Inc.+#................... 11,762      94,331
           Pharmion Corp.+.........................  8,916     181,262
           Pharmos Corp.+#......................... 11,312      32,465
           Prestige Brands Holdings, Inc.+......... 16,795     285,515
           Priority Healthcare Corp., Class B+#.... 17,154     392,484
           Rigel Pharmaceuticals, Inc.+#...........  6,433     115,086
           Salix Pharmaceuticals, Ltd.+#........... 21,593     378,093
           Santarus, Inc.+#........................  5,014      14,892
           SciClone Pharmaceuticals, Inc.+#........ 26,741      66,585
           Star Scientific, Inc.+#................. 18,433     106,911
           SuperGen, Inc.+#........................ 30,117     151,489
           Tanox, Inc.+#........................... 14,233     140,907
           USANA Health Sciences, Inc.+#...........  6,302     276,658
           Valeant Pharmaceuticals International... 55,489   1,144,738
           Zymogenetics, Inc.+#.................... 11,640     202,652
                                                           -----------
                                                            11,966,856
                                                           -----------
         Electronics/Electrical Equipment -- 3.99%
           Advanced Energy Industries, Inc.+#...... 12,706     121,215
           American Superconductor Corp.+#......... 17,052     150,910
           Analogic Corp.#.........................  6,868     291,821
           Artesyn Technologies, Inc.+#............ 20,619     169,694
           Avista Corp.#........................... 29,017     511,570
           BEI Technologies, Inc...................  6,654     171,074
           Bel Fuse, Inc., Class B#................  6,768     202,363
           Belden CDT, Inc.#....................... 28,096     565,292
           Benchmark Electronics, Inc.+............ 24,619     779,684
           C&D Technologies, Inc................... 15,237     111,535
           C-COR.net Corp.+#....................... 28,558     196,479
           California Micro Devices Corp.+#........ 12,649      60,715
           Checkpoint Systems, Inc.+............... 22,696     399,904
           Cherokee International Corp.+#..........  4,257      17,496
           Coherent, Inc.+......................... 18,106     594,420
           Color Kinetics, Inc.+#..................  2,402      26,278
           Commscope, Inc.+#....................... 32,290     546,347
           CTS Corp.#.............................. 21,637     230,434
           Cubic Corp.#............................  9,376     165,018
           Cyberoptics Corp.+#.....................  4,442      57,124
           Cymer, Inc.+............................ 22,045     626,298
           Daktronics, Inc.+.......................  8,640     201,226
           DDi Corp.+#............................. 15,643      35,353
           Digital Theater Systems, Inc.+#......... 10,079     172,250

                                                                  Value
                                                        Shares   (Note 3)

      --------------------------------------------------------------------
      Electronics/Electrical Equipment (continued)
        Dionex Corp.+..................................  11,132 $  499,270
        DSP Group, Inc.+...............................  17,489    411,341
        Electro Scientific Industries, Inc.+#..........  16,850    302,289
        Emcor Group, Inc.+.............................   9,078    431,205
        Encore Wire Corp.+#............................   9,508    104,588
        Energy Conversion Devices, Inc.+#..............  12,079    232,883
        EnerSys+#......................................   7,496     78,033
        Enterasys Networks, Inc.+...................... 126,003    117,183
        ESCO Technologies, Inc.+.......................   7,759    657,575
        Excel Technology, Inc.+#.......................   7,185    179,984
        Faro Technologies, Inc.+#......................   6,339    176,351
        FEI Co.+#......................................  14,293    297,580
        FuelCell Energy, Inc.+#........................  25,319    206,097
        General Cable Corp.+#..........................  23,569    330,202
        Global Imaging Systems, Inc.+#.................  13,833    439,751
        Graftech International, Ltd.+..................  58,326    256,634
        Harmonic, Inc.+................................  43,073    268,345
        Hypercom Corp.+................................  30,569    194,113
        Identix, Inc.+#................................  52,908    290,465
        InterDigital Communications Corp.+.............  33,316    615,013
        Intermagnetics General Corp.+#.................  16,760    483,861
        Itron, Inc.+#..................................  12,505    514,081
        Keithley Instruments, Inc......................   7,544    111,123
        Kemet Corp.+#..................................  51,848    362,936
        Lecroy Corp.+#.................................   4,912     80,852
        Littelfuse, Inc.+..............................  13,234    398,079
        Magma Design Automation, Inc.+#................  14,765    117,677
        MagneTek, Inc.+................................  14,200     31,382
        Measurement Specialties, Inc.+#................   6,405    124,257
        Medis Technologies, Ltd.+#.....................   7,797    107,365
        Merix Corp.+#..................................  10,800     78,300
        Methode Electronics, Inc., Class A.............  21,282    254,107
        Metrologic Instruments, Inc.+..................   6,297     87,276
        Microtune, Inc.+...............................  30,837    136,300
        Microvision, Inc.+#............................  11,179     72,328
        MIPS Technologies, Inc., Class A+#.............  24,570    211,793
        Molecular Devices Corp.+.......................   9,239    178,498
        Multi-Fineline Electronix, Inc.+#..............   3,544     57,838
        Newport Corp.+.................................  25,594    359,596
        Oplink Communications, Inc.+...................  64,119     95,537
        Optical Communication Products, Inc., Class A+.  11,014     19,715
        OSI Systems, Inc.+#............................   8,738    130,196
        Park Electrochemical Corp......................  10,369    240,561
        Paxar Corp.+...................................  20,735    365,351
        Photon Dynamics, Inc.+#........................   9,982    192,752
        Pixelworks, Inc.+#.............................  24,287    208,140
        Planar Systems, Inc.+#.........................   8,772     70,527
        Powell Industries, Inc.+.......................   4,076     75,080
        Power-One, Inc.+#..............................  38,301    209,890
        RAE Systems, Inc.+#............................  20,702     55,895
        Rofin-Sinar Technologies, Inc.+................   8,950    289,085
        Rogers Corp.+#.................................   9,938    411,334
        SBS Technologies, Inc.+........................   9,157     88,914
        ScanSource, Inc.+..............................   7,519    369,108
        Silicon Image, Inc.+#..........................  46,864    550,183
        Sipex Corp.+...................................  11,862     19,572
        Sonic Solutions+#..............................  11,198    171,105
        Spatialigh, Inc.+#.............................  14,080     85,466
        Standard Microsystems Corp.+...................  11,035    179,429
        Standex International Corp.....................   7,315    195,749
        Stoneridge, Inc.+..............................   9,324     72,914
        Suntron Corp.+.................................   1,464      1,918
        Sypris Solutions, Inc..........................   4,049     42,676
        Taser International, Inc.+#....................  30,970    351,200
        Technitrol, Inc................................  24,197    317,707
        Thomas & Betts Corp.+..........................  35,241  1,088,242
        Thomas Industries, Inc.#.......................   8,701    346,909
        Trimble Navigation, Ltd.+......................  30,385  1,206,588

 May 31, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   97


                                                              Value
                                                     Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Electronics/Electrical Equipment (continued)
          TTM Technologies, Inc.+#.................. 24,441 $   194,062
          Ultralife Batteries, Inc.+#...............  8,421     137,431
          Universal Display Corp.+#................. 12,478     117,293
          Universal Electronics, Inc.+#.............  8,091     134,958
          Varian, Inc.+............................. 20,796     773,611
          Vicor Corp................................ 11,467     152,511
          Viisage Technology, Inc.+#................ 18,151      77,686
          Vishay Intertechnology, Inc.+............. 10,799     139,307
          Watts Water Technologies, Inc.#........... 14,377     500,751
          Wesco International, Inc.+................ 11,948     348,882
          Wilson Greatbatch Technologies, Inc.+#.... 12,817     308,121
          Woodhead Industries, Inc..................  7,262      93,171
          Woodward Governor Co......................  5,822     450,448
          X-Rite, Inc............................... 12,443     137,620
          Zygo Corp.+#.............................. 10,716     103,731
                                                            -----------
                                                             27,382,377
                                                            -----------
        Fertilizers -- 0.12%
          Delta & Pine Land Co...................... 22,669     612,063
          Terra Industries, Inc.+#.................. 28,778     182,740
                                                            -----------
                                                                794,803
                                                            -----------
        Finance Companies -- 0.51%
          Accredited Home Lenders Holding Co.+#.....  9,806     411,558
          Ares Capital Corp.#....................... 13,897     234,720
          Capital Southwest Corp....................  1,640     134,972
          Charter Municipal Mtg. Acceptance Co...... 26,326     571,274
          Chittenden Corp........................... 27,595     724,369
          Credit Acceptance Corp.+#.................  6,005      84,731
          Federal Agricultural Mtg. Corp., Class C#.  5,053      93,379
          Financial Federal Corp.#.................. 10,351     386,092
          Metris Cos., Inc.+........................ 19,347     251,124
          Portfolio Recovery Associates, Inc.+#.....  7,275     286,708
          United PanAm Financial Corp.+#............  2,769      65,958
          World Acceptance Corp.+...................  9,662     251,695
                                                            -----------
                                                              3,496,580
                                                            -----------
        Financial Services -- 1.31%
          Affiliated Managers Group, Inc.+#......... 14,608     974,354
          Apollo Investment Corp.................... 37,188     609,511
          Archipelago Holdings, Inc.+#..............  6,389     220,357
          Asset Acceptance Capital Corp.+...........  4,711     115,749
          Asta Funding, Inc.#.......................  5,569     155,487
          BKF Capital Group, Inc....................  3,959     143,712
          Calamos Asset Management, Inc., Class A... 13,796     333,587
          Cohen & Steers, Inc.#.....................  4,493      80,110
          Coinstar, Inc.+........................... 14,858     281,411
          Collegiate Funding Servies, LLC+#.........  4,794      76,992
          CompuCredit Corp.+#....................... 12,446     392,422
          Encore Capital Group, Inc.+#..............  7,273     111,713
          eSpeed, Inc., Class A+#................... 13,632     116,826
          Gabelli Asset Management, Inc., Class A#..  3,949     172,374
          GFI Group, Inc.+..........................  3,514      98,041
          Greenhill & Co., Inc.#....................  3,005     107,218
          Harris & Harris Group, Inc.+#.............  9,311     119,553
          Investment Technology Group, Inc.+........ 26,292     519,004
          iPayment, Inc.+...........................  6,293     240,015
          Jackson Hewitt Tax Service, Inc........... 22,553     466,847
          Knight Trading Group, Inc................. 65,773     496,586
          LaBranche & Co., Inc.+.................... 31,719     175,406
          MarketAxess Holdings, Inc.+#..............  2,601      26,010
          Marlin Business Services, Inc.+#..........  3,557      72,136
          MCG Capital Corp.#........................ 21,240     339,840
          National Financial Partners Corp.......... 20,019     765,527
          NCO Group, Inc.+.......................... 16,215     322,030
          Nelnet, Inc.+#............................  4,859     179,297
          optionsXpress Holdings, Inc.+#............ 12,319     166,307
          PDI, Inc.+................................  5,058      60,696

                                                             Value
                                                    Shares  (Note 3)

          ------------------------------------------------------------
          Financial Services (continued)
            Piper Jaffray Cos.+#................... 11,898 $   336,356
            QC Holdings, Inc.+#....................  2,994      40,329
            Resource America, Inc..................  8,914     302,898
            Sanders Morris Haris Group, Inc.#......  7,160     117,066
            Stifel Financial Corp.+#...............  4,328      91,407
            SWS Group, Inc.........................  9,053     143,218
                                                           -----------
                                                             8,970,392
                                                           -----------
          Foods -- 1.05%
            Alico, Inc.+#..........................  2,145     110,468
            American Italian Pasta Co., Class A#...  9,623     221,425
            Arden Group, Inc.#.....................    840      68,880
            Cal-Maine Foods, Inc.#.................  8,989      58,339
            Chiquita Brands International, Inc..... 24,433     710,512
            Corn Products International, Inc....... 43,737     966,150
            Flowers Foods, Inc..................... 21,309     695,739
            Gold Kist, Inc.+#......................  8,153     170,235
            Hain Celestial Group, Inc.+............ 15,408     277,344
            J&J Snack Foods Corp...................  3,634     179,374
            John B. Sanfilippo & Son, Inc.+........  3,778      79,905
            Lance, Inc............................. 15,387     272,042
            M & F Worldwide Corp.+.................  6,099      78,006
            Maui Land & Pineapple Co., Inc.+#......  1,930      79,728
            MGP Ingredients, Inc.#.................  4,741      39,635
            Performance Food Group Co.+............ 27,802     752,322
            Provide Commerce, Inc.+#...............  2,784      64,338
            Ralcorp Holdings, Inc.................. 17,531     668,632
            Sanderson Farms, Inc...................  6,178     234,146
            Seaboard Corp..........................    212     285,140
            Tejon Ranch Co.+#......................  4,542     235,730
            United Natural Foods, Inc.+#........... 23,752     770,515
            Wild Oats Markets, Inc.+#.............. 17,060     191,754
                                                           -----------
                                                             7,210,359
                                                           -----------
          Freight -- 1.73%
            Alexander & Baldwin, Inc............... 25,500   1,133,475
            Amerco, Inc.+#.........................  5,579     296,691
            Arkansas Best Corp..................... 13,213     432,461
            Central Freight Lines, Inc.+#..........  5,140      14,957
            Covenant Transport, Inc., Class A+.....  5,230      72,592
            EGL, Inc.+............................. 24,797     471,887
            Forward Air Corp....................... 19,355     519,682
            GATX Corp.#............................ 29,559     986,384
            Gulfmark Offshore, Inc.+...............  8,668     217,220
            Heartland Express, Inc................. 27,216     545,681
            Hub Group, Inc., Class A+#.............  8,616     236,768
            Kirby Corp.+........................... 13,004     554,751
            Knight Transportation, Inc............. 21,964     537,020
            Landstar System, Inc.+................. 35,751   1,206,239
            Marten Transport, Ltd.+................  5,483     107,522
            Navarre Corp.+#........................ 13,214     118,926
            Nuco2, Inc.+#..........................  5,050     119,584
            Offshore Logistics, Inc.+.............. 12,111     379,317
            Old Dominion Freight Lines, Inc.+......  9,882     301,105
            Overnite Corp.#........................ 16,797     715,888
            Overseas Shipholding Group, Inc........ 16,136     985,910
            P.A.M. Transportation Services, Inc.+..  3,828      63,085
            Quality Distribution, Inc.+#...........  4,999      39,692
            SCS Transportation, Inc.+..............  8,914     162,680
            Seabulk International, Inc.+#..........  3,482      68,282
            Swift Transportation Co., Inc.+#....... 27,055     664,200
            Universal Truckload Services, Inc.+#...  3,345      55,861
            US Xpress Enterprises, Inc., Class A+#.  3,941      48,120
            Werner Enterprises, Inc................ 28,758     540,938
            Yellow Roadway Corp.+#.................  5,250     277,095
                                                           -----------
                                                            11,874,013
                                                           -----------

 98  SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2005


                                                                Value
                                                       Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Funeral Services -- 0.10%
        Alderwoods Group, Inc.+....................... 23,990 $   332,261
        Stewart Enterprises, Inc., Class A............ 64,404     381,272
                                                              -----------
                                                                  713,533
                                                              -----------
      Gas & Pipeline Utilities -- 0.21%
        Atmos Energy Corp............................. 45,897   1,298,426
        Cascade Natural Gas Corp.#....................  6,730     129,351
                                                              -----------
                                                                1,427,777
                                                              -----------
      Hardware & Tools -- 0.10%
        Lincoln Electric Holdings, Inc................ 20,160     660,442
                                                              -----------
      Healthcare -- 2.38%
        Advanced Medical Optics, Inc.+#............... 37,515   1,448,450
        Alliance Imaging, Inc.+#......................  7,540      75,626
        Amedisys, Inc.+#..............................  7,882     238,115
        America Service Group, Inc.+..................  6,375     125,524
        American Healthways, Inc.+#................... 17,345     681,138
        American Medical Systems Holdings, Inc.+...... 30,266     604,109
        Apria Healthcare Group, Inc.+................. 29,926     942,669
        BioVeris Corp.+............................... 12,312      62,668
        Bruker BioSciences Corp.+..................... 12,824      53,861
        Candela Corp.+#............................... 11,530     117,952
        Corvel Corp.+.................................  3,803     100,932
        Encore Medical Corp.+#........................ 22,391     113,746
        Epix Medical, Inc.+#.......................... 13,667     108,379
        Exactech, Inc.+#..............................  3,658      49,017
        Genesis HealthCare Corp.+#.................... 11,897     517,401
        Gentiva Health Services, Inc.+................ 14,067     223,525
        HealthExtras, Inc.+#.......................... 11,103     190,305
        Hooper Holmes, Inc............................ 34,338     137,352
        Intuitive Surgical, Inc.+#.................... 20,095     994,702
        Invacare Corp.#............................... 15,564     694,310
        Inverness Medical Innovations, Inc.+..........  9,292     262,964
        Kindred Healthcare, Inc.+#.................... 16,620     641,200
        LabOne, Inc.+#................................ 10,223     393,994
        Magellan Health Services, Inc.+#.............. 16,145     524,228
        Matria Healthcare, Inc.+#.....................  9,269     264,074
        Medcath Corp.+................................  3,614      93,639
        Mentor Corp.#................................. 24,305     994,318
        Micro Therapeutics, Inc.+#....................  8,208      32,832
        Molina Healthcare, Inc.+......................  6,218     266,130
        National Healthcare Corp.#....................  4,027     133,092
        OCA, Inc.+#................................... 25,331     103,857
        Odyssey Healthcare, Inc.+#.................... 20,585     272,957
        Option Care, Inc.#............................ 11,897     158,230
        Orthovita, Inc.+#............................. 27,867      88,617
        PolyMedica Corp............................... 16,640     584,064
        Psychiatric Solutions, Inc.+..................  8,302     339,967
        Radiation Therapy Services, Inc.+#............  3,299      68,289
        RehabCare Group, Inc.+........................  9,720     270,119
        Res-Care, Inc.+............................... 10,452     139,325
        Steris Corp................................... 41,879   1,013,472
        Sybron Dental Specialties, Inc.+.............. 23,119     857,021
        Symbion, Inc.+................................  4,963     117,127
        Thermogenesis Corp.+.......................... 26,756     107,292
        United Surgical Partners International, Inc.+. 16,862     811,737
        VistaCare, Inc., Class A+#....................  5,396      96,265
        Vital Signs, Inc..............................  3,366     141,944
        Vnus Medical Technologies, Inc.+#.............  3,233      41,544
        Zila, Inc.+#.................................. 27,195      78,866
                                                              -----------
                                                               16,376,945
                                                              -----------
      Heavy Duty Trucks/Parts -- 0.21%
        Bandag, Inc.#.................................  6,730     311,464
        Cascade Corp..................................  6,381     224,739
        Federal Signal Corp.#......................... 28,860     451,082
        Wabash National Corp.......................... 18,205     453,487
                                                              -----------
                                                                1,440,772
                                                              -----------

                                                              Value
                                                     Shares  (Note 3)

         -------------------------------------------------------------
         Home Builders -- 0.64%
           Beazer Homes USA, Inc.#.................. 24,638 $1,317,148
           Brookfield Homes Corp....................  8,947    410,309
           Comstock Homebuilding Cos., Inc.+........  2,502     58,547
           Dominion Homes, Inc.+#...................  2,393     37,163
           Levitt Corp., Class A#...................  9,188    264,614
           M/I Schottenstein Homes, Inc.#...........  7,268    366,889
           Meritage Corp.+.......................... 12,694    923,108
           Orleans Homebuilders, Inc.#..............  1,460     32,704
           Technical Olympic USA, Inc.#.............  6,893    150,957
           WCI Communities, Inc+#................... 20,299    606,940
           William Lyon Homes, Inc.+#...............  2,517    226,530
                                                            ----------
                                                             4,394,909
                                                            ----------
         Hospital Management -- 0.54%
           Amsurg Corp.+............................ 18,136    488,946
           Beverly Enterprises, Inc.+#.............. 64,326    795,713
           LifePoint Hospitals, Inc.+............... 31,557  1,419,434
           Pediatrix Medical Group, Inc.+........... 13,407    987,157
                                                            ----------
                                                             3,691,250
                                                            ----------
         Hospital Supplies -- 1.01%
           Aaon, Inc.+#.............................  5,229     93,599
           Abiomed, Inc.+#..........................  9,138     85,623
           Advanced Neuromodulation Systems, Inc.+#. 12,046    428,356
           Align Technology, Inc.+#................. 31,216    226,940
           Arrow International, Inc.#............... 11,483    388,126
           ArthroCare Corp.+#....................... 14,337    462,225
           Closure Medical Corp.+...................  4,123    111,197
           Conceptus, Inc.+#........................ 15,296     81,528
           CONMED Corp.+............................ 17,830    558,792
           Datascope Corp...........................  6,991    212,806
           Diagnostic Products Corp.#............... 13,578    591,186
           ICU Medical, Inc.+#......................  6,324    208,502
           Isolagen, Inc.+#......................... 12,066     49,109
           IVAX Diagnostics, Inc.+#.................  4,034     18,758
           Kensey Nash Corp.+#......................  5,711    155,339
           Medical Action Industries, Inc.+.........  4,892     86,735
           Merit Medical Systems, Inc.+............. 14,058    205,669
           Microtek Medical Holdings, Inc.+......... 25,764     90,689
           NuVasive, Inc.+#.........................  3,892     61,104
           OrthoLogic Corp.+........................ 22,792     92,536
           Owens & Minor, Inc....................... 23,551    730,081
           PSS World Medical, Inc.+................. 40,434    474,695
           SonoSite, Inc.+#.........................  8,832    271,142
           Techne Corp.+............................ 24,652  1,148,783
           Young Innovations, Inc...................  2,819    104,698
                                                            ----------
                                                             6,938,218
                                                            ----------
         Household Products -- 0.83%
           Chattem, Inc.+#.......................... 10,035    430,502
           CSS Industries, Inc......................  3,644    112,235
           Elizabeth Arden, Inc.+................... 13,450    282,719
           Intermediate Parfums, Inc.#..............  3,195     56,711
           Jacuzzi Brands, Inc.+#................... 45,199    461,482
           Jarden Corp.+#........................... 17,450    887,856
           John H. Harland Co.#..................... 16,891    636,284
           Libbey, Inc..............................  8,189    156,000
           Lifetime Hoan Corp.#.....................  4,280     73,017
           National Presto Industries, Inc..........  2,819    120,794
           Playtex Products, Inc.+#................. 20,856    224,828
           Revlon, Inc., Class A+................... 87,526    259,952
           Russ Berrie and Co., Inc.#...............  4,798     62,422
           Spectrum Brands, Inc.+................... 29,800  1,101,706
           Tupperware Corp.......................... 31,290    707,154
           Water Pik Technologies, Inc.+#...........  5,954    110,625
                                                            ----------
                                                             5,684,287
                                                            ----------

 May 31, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   99


                                                                   Value
                                                         Shares   (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Human Resources -- 0.55%
       AMN Healthcare Services, Inc.+#..................   6,882 $   99,376
       CDI Corp.........................................   7,384    157,575
       Cross Country Healthcare, Inc.+..................  13,765    233,317
       Gevity HR, Inc.#.................................  14,207    243,650
       Heidrick & Struggles International, Inc.+#.......  10,043    252,180
       Hudson Highland Group, Inc.+#....................  11,945    191,239
       Kelly Services, Inc., Class A....................  10,551    293,423
       Kforce, Inc.+....................................  16,630    133,705
       Korn/Ferry International+#.......................  19,789    313,854
       Labor Ready, Inc.+...............................  24,818    512,243
       Medical Staffing Network Holdings, Inc.+#........   7,271     39,481
       MPS Group, Inc.+.................................  63,039    591,306
       Resources Connection, Inc.+#.....................  27,738    552,541
       Spherion Corp.+..................................  36,208    198,058
                                                                 ----------
                                                                  3,811,948
                                                                 ----------
     Information Processing -- 0.03%
       Trident Microsystems, Inc.+#.....................  11,238    238,021
                                                                 ----------
     Information Processing - Computer Services -- 0.08%
       CMG Information Services, Inc.+#................. 268,028    584,301
                                                                 ----------
     Information Processing - Consumer Software -- 0.05%
       RealNetworks, Inc.+#.............................  67,469    344,767
                                                                 ----------
     Information Processing - Hardware -- 0.98%
       Advanced Digital Information Corp.+#.............  38,489    264,419
       Cray, Inc.+#.....................................  51,397     75,040
       Digimarc Corp.+#.................................   9,268     47,267
       Dot Hill Systems Corp.+#.........................  26,016    138,145
       Electronics Boutique Holdings Corp.+#............   6,966    413,154
       Electronics for Imaging, Inc.+#..................  32,140    610,660
       Gateway, Inc.+#.................................. 133,571    462,156
       Hutchinson Technology, Inc.+#....................  15,639    646,985
       Imation Corp.....................................  21,266    803,004
       InFocus Corp.+#..................................  23,743     98,771
       Iomega Corp.+....................................  30,907     95,503
       Komag, Inc.+#....................................  16,496    475,910
       LaserCard Corp.+#................................   5,841     35,046
       Lexar Media, Inc.+#..............................  42,459    213,144
       Mercury Computer Systems, Inc.+#.................  12,726    367,781
       Mobility Electronics, Inc.+#.....................  14,819    130,407
       Overland Storage, Inc.+#.........................   8,199     79,448
       PalmOne, Inc.+#..................................  26,351    748,895
       PC Connection, Inc.+#............................   4,320     22,075
       Quantum Corp.+................................... 108,067    280,974
       Silicon Storage Technology, Inc.+................  48,692    167,501
       SimpleTech, Inc.+................................  11,338     39,683
       Stratasys, Inc.+#................................   5,504    178,109
       Synaptics, Inc.+#................................  13,889    267,086
       Transact Technologies, Inc.+#....................   5,124     50,369
                                                                 ----------
                                                                  6,711,532
                                                                 ----------
     Information Processing - Services -- 4.21%
       ActivCard Corp.+.................................  25,315    104,298
       Adaptec, Inc.+...................................  65,434    260,427
       Aeroflex, Inc.+..................................  39,571    316,568
       Agilysys, Inc.#..................................  15,422    237,190
       Anixter International, Inc.+.....................  17,781    672,300
       Ansoft Corp.+....................................   3,992     89,022
       Answerthink, Inc.+#..............................  26,978    106,833
       Anteon International Corp.+#.....................  16,167    714,420
       aQuantive, Inc.+#................................  28,470    438,153
       Arbinet Holdings, Inc.+#.........................   3,916     50,751
       Ariba, Inc.+#....................................  37,848    232,008
       AsiaInfo Holdings, Inc.+#........................  21,170    110,084
       Autobytel, Inc.+#................................  24,907    121,048
       BISYS Group, Inc.+...............................  72,193  1,100,943
       Black Box Corp...................................   9,050    311,139
       Blue Coat Systems, Inc.+#........................   6,108    118,556

                                                                Value
                                                      Shares   (Note 3)

        ----------------------------------------------------------------
        Information Processing - Services (continued)
          Brocade Communications Systems, Inc.+...... 155,588 $  608,349
          CACI International, Inc., Class A+.........  17,476  1,126,503
          Carreker Corp.+............................  12,134     63,703
          Catapult Communications Corp.+.............   4,218     59,347
          Ciber, Inc.+...............................  30,585    249,268
          CNET Networks, Inc.+#......................  76,482    793,883
          Corillian Corp.+#..........................  19,455     62,548
          Covansys Corp.+............................  13,231    162,080
          CSG Systems International, Inc.+#..........  30,637    582,716
          Cyberguard Corp.+..........................  10,280     65,998
          Digital Insight Corp.+.....................  21,037    457,344
          Digital River, Inc.+#......................  20,225    556,592
          Digitas, Inc.+.............................  42,515    470,641
          Doubleclick, Inc.+.........................  67,729    557,410
          Earthlink, Inc.+...........................  78,884    836,959
          eCollege.com, Inc.+#.......................  10,220    105,573
          Entrust, Inc.+.............................  38,128    155,944
          Epicor Software Corp.+#....................  24,902    307,042
          Equinix, Inc.+#............................   7,537    287,160
          Extreme Networks, Inc.+....................  64,759    295,949
          Factset Research Systems, Inc.#............  18,321    586,455
          FileNET Corp.+.............................  24,790    690,649
          FindWhat.com+#.............................  15,353     81,678
          Forrester Research, Inc.+..................   8,191    135,151
          Gartner, Inc., Class A+#...................  38,230    379,242
          GSI Commerce, Inc.+#.......................  11,603    172,188
          Harris Interactive, Inc.+#.................  31,238    154,003
          iGate Corp.+...............................  12,492     54,590
          Infospace, Inc.+...........................  19,139    649,195
          INTAC International, Inc.+#................   4,975     30,099
          Intergraph Corp.+#.........................  19,806    621,710
          Internap Network Services Corp.+#.......... 174,035     80,056
          Internet Capital Group, Inc.+#.............  22,827    132,397
          Internet Security Systems, Inc.+...........  23,106    512,953
          IPass, Inc.+#..............................  26,500    163,505
          iVillage, Inc.+............................  18,855    113,696
          j2 Global Communications, Inc.+#...........  11,293    396,158
          Jupitermedia Corp.+#.......................  10,555    192,629
          Kanbay International, Inc.+#...............   4,290     89,060
          Keynote Systems, Inc.+.....................   9,227    107,033
          Kintera, Inc.+#............................   4,507     13,927
          Kronos, Inc.+..............................  18,624    841,060
          Looksmart, Ltd.+...........................  57,266     42,949
          Manhattan Associates, Inc.+................  18,101    384,465
          MatrixOne, Inc.+...........................  30,799    140,751
          Maxwell Technologies, Inc.+#...............   7,155     73,553
          McDATA Corp., Class A+#....................  70,458    268,445
          Mentor Graphics Corp.+.....................  45,785    470,670
          Merge Technologies, Inc.+#.................   6,581    114,509
          Micros Systems, Inc.+......................  19,323    869,149
          Mindspeed Technologies, Inc.+#.............  59,666     85,322
          MTS Systems Corp.#.........................  11,913    380,144
          Neoforma, Inc.+#...........................   5,528     37,867
          Ness Technologies, Inc.+#..................   8,492     83,052
          Net2Phone, Inc.+#..........................  21,393     34,229
          Netratings, Inc.+#.........................   7,366    100,325
          NetScout Systems, Inc.+#...................  14,235     87,688
          NIC, Inc.+#................................  18,674     81,979
          Opsware, Inc.+#............................  35,142    174,656
          Paradyne Networks, Inc.+#..................  23,618     46,527
          PCTEL, Inc.+...............................  12,558     91,799
          PEC Solutions, Inc.+#......................   6,922    107,360
          Pegasystems, Inc.+#........................   6,778     40,465
          Perot Systems Corp., Class A+..............  45,602    589,178
          Phase Forward, Inc.+#......................   3,291     21,721
          PlanetOut, Inc.+#..........................   3,476     27,982
          Portal Software, Inc.+#....................  19,344     38,108
          ProQuest Co.+#.............................  14,349    460,603

 100 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2005


                                                               Value
                                                     Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Information Processing - Services (continued)
         RadiSys Corp.+#............................  11,917 $   192,698
         Redback Networks, Inc.+#...................  18,719     106,698
         Rightnow Technologies, Inc.+#..............   3,970      37,080
         Sapient Corp.+#............................  47,238     396,799
         Schawk, Inc., Class A#.....................   6,505     156,510
         Secure Computing Corp.+#...................  21,341     239,446
         SI International, Inc.+....................   3,916     111,019
         Silicon Graphics, Inc.+#................... 156,574     126,825
         Sohu.com, Inc.+#...........................  13,238     247,815
         SonicWALL, Inc.+...........................  32,465     200,634
         SRA International, Inc., Class A+#.........  15,618     530,231
         Sykes Enterprises, Inc.+...................  15,004     124,233
         Syntel, Inc.#..............................   4,395      68,826
         Terremark Worldwide, Inc.+#................  20,359     140,070
         Tier Technologies, Inc., Class B+..........  10,579      93,518
         Trizetto Group, Inc.+......................  16,861     234,031
         Tyler Technologies, Inc.+#.................  22,018     143,337
         United Online, Inc.#.......................  31,933     413,213
         ValueClick, Inc.+..........................  47,423     508,375
         Verso Technologies, Inc.+#.................  79,720      20,727
         webMethods, Inc.+#.........................  27,745     139,557
         Websense, Inc.+............................  13,758     738,942
         WebSideStory, Inc.+#.......................   3,449      39,491
         Xybernaut Corp.+#.......................... 106,082       7,956
         Zixit Corp.+#..............................  12,503      41,135
                                                             -----------
                                                              28,898,845
                                                             -----------
       Information Processing - Software -- 3.53%
         Actuate Corp.+.............................  31,018      66,379
         Advent Software, Inc.+.....................  13,098     262,746
         Agile Software Corp.+#.....................  31,284     201,782
         Allscripts Heathcare Solutions, Inc.+#.....  16,414     268,533
         Altiris, Inc.+.............................  12,466     234,361
         American Reprographics Co.+#...............   8,006     119,289
         Ansys, Inc.+...............................  18,427     614,356
         Aspen Technologies, Inc.+#.................  24,759     129,737
         At Road, Inc.+.............................  20,480      56,525
         Atari, Inc.+#..............................   5,525      13,647
         Authentidate Holding Corp.+#...............  17,345      50,994
         Blackbaud, Inc.#...........................   4,848      66,708
         Blackboard, Inc.+#.........................   3,889      76,652
         Borland Software Corp.+....................  48,432     309,965
         Callwave, Inc.+#...........................   2,406      12,920
         Captaris, Inc.+............................  18,214      65,935
         CCC Information Services Group, Inc.+......   4,549     106,356
         Cerner Corp.+#.............................  17,056   1,114,610
         Chordiant Software, Inc.+..................  46,186      78,978
         Computer Programs & Systems, Inc.#.........   3,869     131,082
         Concord Communications, Inc.+..............  10,963     185,494
         Concur Technologies, Inc.+#................  15,694     150,505
         Cybersource Corp.+#........................  16,384     109,937
         Dendrite International, Inc.+..............  21,651     335,591
         E.piphany, Inc.+...........................  45,565     159,022
         Echelon Corp.+#............................  16,784     115,306
         Eclipsys Corp.+............................  21,885     293,697
         eFunds Corp.+..............................  28,701     580,334
         Emageon, Inc.+#............................   3,368      52,036
         Embarcadero Technologies, Inc.+#...........  12,726      72,665
         EPIQ Systems, Inc.+#.......................   8,182     133,776
         eResearch Technology, Inc.+#...............  26,664     326,367
         F5 Networks, Inc.+#........................  21,994   1,126,313
         FalconStor Software, Inc.+#................  15,826     115,688
         Hyperion Solutions Corp.+..................  23,394   1,032,377
         IDX Systems Corp.+.........................  12,435     396,677
         Infocrossing, Inc.+#.......................  10,048     110,126
         Informatica Corp.+.........................  51,425     441,227
         Infousa, Inc.+.............................  19,069     230,354
         InPhonic, Inc.+#...........................   4,506      66,554

                                                                 Value
                                                       Shares   (Note 3)

     ---------------------------------------------------------------------
     Information Processing - Software (continued)
       Inter-Tel, Inc.................................  12,340 $   253,340
       Intervideo, Inc.+#.............................   5,137      77,980
       InterVoice-Brite, Inc.+........................  21,549     193,079
       Interwoven, Inc.+..............................  24,247     193,006
       JDA Software Group, Inc.+......................  15,421     199,239
       Keane, Inc.+...................................  30,284     406,411
       Lawson Software, Inc.+#........................  33,338     197,361
       Lionbridge Technologies, Inc.+.................  27,938     139,131
       Mantech International Corp., Class A+#.........  10,095     290,029
       Manugistics Group, Inc.+.......................  32,913      59,243
       MapInfo Corp.+.................................  12,116     150,965
       Micromuse, Inc.+#..............................  46,947     294,827
       Microstrategy, Inc., Class A+#.................   7,193     400,650
       Motive, Inc.+..................................   3,163      27,486
       MRO Software, Inc.+............................  11,728     175,920
       NDCHealth Corp.................................  21,600     362,016
       NetIQ Corp.+...................................  34,212     377,701
       Omnicell, Inc.+#...............................  13,052      84,838
       Open Solutions, Inc.+#.........................   7,884     139,941
       Openwave Systems, Inc.+#.......................  40,703     632,932
       Opnet Technologies, Inc.+......................   7,065      57,156
       Packeteer, Inc.+...............................  19,683     233,637
       PalmSource, Inc.+#.............................  10,037     100,671
       Parametric Technology Corp.+................... 160,793     967,974
       PDF Solutions, Inc.+...........................   8,753     102,760
       Per-Se Technologies, Inc.+#....................  13,599     257,973
       Pinnacle Systems, Inc.+........................  41,269     243,900
       PLATO Learning, Inc.+#.........................  13,786     105,325
       Progress Software Corp.+.......................  18,865     550,292
       QAD, Inc.#.....................................   7,683      53,935
       Quality Systems, Inc.+#........................   4,044     243,166
       Quest Software, Inc.+..........................  29,821     394,383
       Renaissance Learning, Inc.#....................   4,564      90,230
       RSA Security, Inc.+............................  41,714     513,082
       S1 Corp.+......................................  42,311     189,553
       Salesforce.com, Inc.+#.........................   6,913     139,919
       ScanSoft, Inc.+#...............................  48,414     196,561
       Seachange International, Inc.+#................  14,667     115,869
       SeeBeyond Technology Corp.+#...................  29,745      88,640
       Serena Software, Inc.+#........................  13,941     272,825
       SPSS, Inc.+....................................   8,489     148,388
       SS&C Technologies, Inc.........................   8,148     243,625
       Stellent, Inc.+#...............................  12,170      92,127
       SupportSoft, Inc.+.............................  21,763     112,732
       Synnex Corp.+#.................................   4,182      66,159
       Talx Corp......................................  12,273     342,662
       THQ, Inc.+#....................................  22,829     636,701
       Tradestation Group, Inc.+#.....................  11,258      82,971
       Transaction Systems Architects, Inc., Class A+.  23,708     540,068
       Tumbleweed Communications Corp.+...............  28,597      62,913
       Ulticom, Inc.+#................................   6,206      57,095
       Ultimate Software Group, Inc.+.................   9,834     156,557
       Verint Systems, Inc.+..........................   7,010     245,350
       Verity, Inc.+..................................  17,854     152,295
       Vignette Corp.+................................ 173,176     200,884
       WatchGuard Technologies, Inc.+.................  20,071      72,858
       WebEx Communications, Inc.+#...................  18,068     485,307
       Wind River Systems, Inc.+......................  42,583     697,935
       Witness Systems, Inc.+.........................  14,412     250,481
                                                               -----------
                                                                24,236,655
                                                               -----------
     Insurance -- 2.76%
       21st Century Insurance Group(1)................  13,276     184,935
       Affirmative Insurance Holdings, Inc.#..........   5,638      72,730
       Alfa Corp......................................  19,797     283,493
       American Physicians Capital, Inc.+#............   5,100     176,715
       AMERIGROUP Corp.+..............................  29,682   1,164,722
       AmerUs Group Co.#..............................  23,585   1,122,410

 May 31, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   101


                                                                 Value
                                                        Shares  (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Insurance (continued)
        Argonaut Group, Inc.+#......................... 14,029 $   293,767
        Baldwin & Lyons, Inc., Class B#................  4,806     123,514
        Bristol West Holdings, Inc.#...................  9,073     156,963
        Centene Corp.+#................................ 24,304     781,374
        Ceres Group, Inc.+............................. 18,085     103,627
        Citizens, Inc., Class A+#...................... 18,800     108,852
        CNA Surety Corp.+..............................  9,335     129,010
        Commerce Group, Inc............................ 14,554     867,418
        Crawford & Co., Class B#.......................  7,715      55,702
        Delphi Financial Group, Inc., Class A.......... 14,812     628,029
        Direct General Corp.#..........................  9,497     156,795
        Donegal Group, Inc., Class A...................  5,008      92,448
        EMC Insurance Group, Inc.#.....................  3,610      64,402
        Enstar Group, Inc.+#...........................  1,912     116,613
        FBL Financial Group, Inc., Class A.............  7,462     199,609
        First Acceptance Corp.+#....................... 12,264     109,763
        FPIC Insurance Group, Inc.+#...................  4,811     143,175
        Great American Financial Resources, Inc........  4,349      73,324
        Harleysville Group, Inc........................  7,748     157,362
        Hilb, Rogal & Hamilton Co.#.................... 18,467     629,540
        Horace Mann Educators Corp..................... 25,626     466,393
        Independence Holding Co........................  2,744      48,432
        Infinity Property & Casualty Corp.#............ 12,389     396,448
        Kansas City Life Insurance Co..................  2,204     103,852
        LandAmerica Financial Group, Inc.#............. 10,667     599,485
        Midland Co.....................................  5,441     173,840
        National Interstate Corp.+#....................  2,707      52,787
        National Western Life Insurance Co., Class A+#.  1,314     240,955
        Navigators Group, Inc.+#.......................  5,139     170,820
        NYMAGIC, Inc...................................  1,767      36,135
        Ohio Casualty Corp.#........................... 36,788     879,233
        Philadelphia Cons. Holding Corp.+.............. 10,691     881,687
        Phoenix Cos., Inc.#............................ 56,742     652,533
        PMA Capital Corp., Class A+#................... 16,201     120,373
        Presidential Life Corp......................... 12,777     193,572
        ProAssurance Corp.+............................ 15,704     614,340
        RLI Corp....................................... 13,433     587,559
        Safety Insurance Group, Inc.#..................  6,015     189,593
        Selective Insurance Group, Inc................. 16,626     800,209
        Sierra Health Services, Inc.+.................. 13,794     911,370
        State Auto Financial Corp......................  8,078     218,106
        Tower Group, Inc.#.............................  8,968     105,195
        Triad Guaranty, Inc.+..........................  5,592     303,086
        UICI#.......................................... 22,638     569,346
        United Fire & Casualty Co......................  8,637     340,039
        Universal American Financial Corp.+............ 15,856     300,313
        USI Holdings Corp.+#........................... 24,483     286,696
        Vesta Insurance Group, Inc..................... 21,634      54,518
        WellCare Health Plans, Inc.+...................  5,425     188,248
        Zenith National Insurance Corp.#...............  7,415     469,740
                                                               -----------
                                                                18,951,195
                                                               -----------
      Insurance - Life -- 0.02%
        American Equity Investment Life#............... 12,896     131,410
                                                               -----------
      Leisure & Tourism -- 4.59%
        Action Performance Cos., Inc.#.................  9,281      86,406
        Alliance Gaming Corp.+#........................ 30,844     400,664
        Alloy, Inc.+#.................................. 19,741     101,469
        Ambassadors Group, Inc.........................  4,798     173,448
        Ameristar Casinos, Inc.#.......................  6,843     351,320
        Arctic Cat, Inc.#..............................  8,258     178,373
        Argosy Gaming Co.+............................. 15,634     724,949
        Aztar Corp.+................................... 20,716     661,669
        BJ's Restaurants, Inc.+#.......................  6,445     118,588
        Bluegreen Corp.+#.............................. 11,347     191,310
        Bob Evans Farms, Inc........................... 21,119     494,185
        Boyd Gaming Corp............................... 27,297   1,442,919
        Buffalo Wild Wings, Inc.+#.....................  3,409     109,599

                                                               Value
                                                     Shares   (Note 3)

        ----------------------------------------------------------------
        Leisure & Tourism (continued)
          California Pizza Kitchen, Inc.+...........  11,468 $   275,232
          Callaway Golf Co.#........................  40,335     471,516
          Carmike Cinemas, Inc......................   4,599     150,433
          CBRL Group, Inc.#.........................  29,749   1,211,379
          CEC Entertainment, Inc.+..................  22,405     908,523
          Churchill Downs, Inc.#....................   4,585     197,430
          CKE Restaurants, Inc.#....................  31,034     512,061
          Cosi, Inc.+#..............................  12,336      66,244
          Dave & Buster's, Inc.+....................   6,663     119,667
          Dollar Thrifty Automotive Group, Inc.+....  15,133     544,637
          Dominos Pizza, Inc.#......................  13,363     305,879
          Dover Downs Gaming & Entertainment, Inc.#.   5,474      64,757
          Dover Motorsports, Inc....................   9,356      53,891
          Empire Resorts, Inc.+#....................   5,139      24,410
          Escalade, Inc.#...........................   4,711      68,168
          Gaylord Entertainment Co.+#...............  18,289     768,687
          Great Wolf Resorts, Inc.+#................  13,377     294,829
          Handleman Co..............................  13,323     241,812
          IHOP Corp.#...............................  12,122     577,128
          Isle of Capri Casinos, Inc.+#.............   8,088     201,229
          Jack in the Box, Inc.+....................  21,887     907,873
          Jakks Pacific, Inc.+#.....................  15,192     314,019
          K2, Inc.+#................................  24,932     313,894
          La Quinta Corp.+#@........................ 112,664     976,797
          Lakes Entertainment, Inc.+#...............   9,191     114,244
          Landry's Seafood Restaurants, Inc.........  11,218     336,203
          Life Time Fitness, Inc.+#.................   7,128     203,005
          Lone Star Steakhouse & Saloon, Inc.#......   9,524     287,720
          Macrovision Corp.+........................  29,574     621,350
          Magna Entertainment Corp., Class A+#......  22,606     120,264
          Marcus Corp.#.............................  11,833     260,681
          Marine Products Corp.#....................   7,781     117,493
          Midway Games, Inc.+#......................  27,674     244,915
          MTR Gaming Group, Inc.+...................  13,917     142,788
          Multimedia Games, Inc.+#..................  14,187     151,375
          Nautilus Group, Inc.#.....................  17,166     459,534
          Navigant International, Inc.+#............   8,435     106,787
          Nevada Gold & Casinos, Inc.+#.............   4,879      53,620
          O'Charley's, Inc.+........................  12,724     236,285
          P.F. Chang's China Bistro, Inc.+#.........  15,342     909,320
          Panera Bread Co., Class A+#...............  17,023   1,075,854
          Papa John's International, Inc.+#.........   6,618     258,102
          Party City Corp.+.........................   6,840      91,451
          Penn National Gaming, Inc.+...............  38,397   1,250,590
          Pinnacle Airlines Corp.+#.................  11,634     114,013
          Pinnacle Entertainment, Inc.+.............  23,903     416,629
          Playboy Enterprises, Inc., Class B+.......  11,715     148,429
          Rare Hospitality International, Inc.+.....  20,383     632,485
          RC2 Corp.+................................   9,894     356,580
          Red Robin Gourmet Burgers, Inc.+#.........   7,178     393,929
          Scientific Games Corp., Class A+#.........  45,898   1,093,749
          SCP Pool Corp.............................  31,984   1,145,667
          Shuffle Master, Inc.+#....................  20,870     571,838
          Six Flags, Inc.+#.........................  55,807     246,109
          Sonic Corp.+..............................  35,603   1,210,502
          Speedway Motorsports, Inc.#...............   8,875     304,413
          Sports Resorts International, Inc.+#......     842       1,154
          Steak n Shake Co.+........................  14,574     300,079
          Steinway Musical Instruments, Inc.+(1)....   4,029     114,101
          Sunterra Corp.+#..........................  11,123     173,519
          Take-Two Interactive Software, Inc.+#.....  40,128   1,033,697
          Texas Roadhouse, Inc.+#...................   6,290     192,851
          Tivo, Inc.+#..............................  27,374     184,501
          Trans World Entertainment Corp.+#.........  13,224     171,912
          Travelzoo, Inc.+#.........................     983      32,351
          Triarc Cos., Inc., Class B#...............  21,410     308,304
          Vail Resorts, Inc.+.......................  11,772     323,730
          WMS Industries, Inc.+#....................  11,648     370,057
                                                             -----------
                                                              31,487,574
                                                             -----------

 102 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2005


                                                              Value
                                                     Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Machinery -- 3.10%
           Actuant Corp., Class A+.................. 15,752 $   708,840
           Albany International Corp., Class A...... 15,727     491,783
           Applied Industrial Technologies, Inc..... 15,400     468,776
           Astec Industries, Inc.+..................  8,243     180,769
           Aviall, Inc.+............................ 14,159     435,814
           Baldor Electric Co.#..................... 19,750     496,712
           Brady Corp., Class A..................... 21,810     666,732
           Bucyrus International, Inc.#.............  7,414     264,532
           Capstone Turbine Corp.+.................. 49,929      49,929
           Carbo Ceramics, Inc......................  7,612     545,324
           Clarcor, Inc............................. 30,437     854,975
           Cognex Corp.............................. 23,950     621,742
           Cuno, Inc.+#............................. 10,160     722,376
           EnPro Industries, Inc.+.................. 12,433     336,561
           Flowserve Corp.+......................... 32,538     958,895
           Franklin Electric Co., Inc...............  9,633     370,100
           Gardner Denver, Inc.+.................... 11,849     454,409
           General Binding Corp.+#..................  3,583      74,132
           Global Power Equipment Group, Inc.+#..... 20,284     155,375
           Gorman-Rupp Co.#.........................  5,496     111,569
           Granite Construction, Inc................ 19,962     468,109
           IDEX Corp................................ 30,076   1,155,219
           Insituform Technologies, Inc., Class A+#. 16,021     237,752
           Intevac Inc.+#........................... 10,036     104,475
           JLG Industries, Inc.#.................... 29,816     760,010
           Joy Global, Inc.#@....................... 48,140   1,807,176
           Kadant, Inc.+............................  8,577     175,828
           Kennametal, Inc.......................... 21,873     962,412
           Layne Christensen Co.+...................  5,909     102,226
           Lindsay Manufacturing Co.#...............  7,053     141,131
           Lufkin Industries, Inc.#.................  8,546     246,381
           Manitowoc Co., Inc.#..................... 17,708     717,705
           Middleby Corp.+#.........................  2,228     122,986
           Milacron, Inc.+#......................... 22,370      48,767
           NACCO Industries, Inc., Class A..........  2,812     288,230
           Nordson Corp............................. 15,912     494,704
           Precision Castparts Corp.#...............      1          78
           Presstek, Inc.+#......................... 15,410     131,601
           Quixote Corp. #..........................  4,506      87,777
           Regal-Beloit Corp.#...................... 14,665     376,890
           Robbins & Myers, Inc.#...................  6,523     154,269
           Sauer-Danfoss, Inc.......................  6,032     118,529
           Stewart & Stevenson Services, Inc........ 17,232     411,672
           Tecumseh Products Co., Class A...........  9,865     269,709
           Tennant Co.#.............................  4,554     169,864
           Terex Corp.+............................. 29,571   1,168,646
           Toro Co.................................. 25,932   1,116,373
           Wabtec Corp.............................. 23,823     493,136
                                                            -----------
                                                             21,301,000
                                                            -----------
         Manufacturing -- 0.05%
           Applied Films Corp.+#....................  8,845     237,931
           Greenbrier Companies, Inc................  3,402      94,303
                                                            -----------
                                                                332,234
                                                            -----------
         Medical - Biomedical/Gene -- 0.73%
           Alexion Pharmaceuticals, Inc.+#.......... 16,209     368,755
           Axonyx, Inc.+#........................... 30,731      39,643
           Barrier Therapeutics, Inc.+#.............  4,299      68,612
           Biocryst Pharmaceuticals, Inc.+#......... 11,901      55,459
           CancerVax Corp.+#........................  9,911      29,535
           Corgentech, Inc.+#.......................  3,692       8,861
           Cytogen Corp.+#..........................  9,302      50,417
           Cytokinetics, Inc.+#.....................  4,536      24,494
           Decode Genetics, Inc.+#.................. 28,800     221,760
           Encysive Pharmaceuticals, Inc.+#......... 34,202     348,860
           Exelixis, Inc.+.......................... 40,011     280,877
           Genaera Corp.+#.......................... 34,106      68,553
           GTx, Inc.+#..............................  3,254      29,416

                                                            Value
                                                   Shares  (Note 3)

           ---------------------------------------------------------
           Medical - Biomedical/Gene (continued)
             Human Genome Sciences, Inc.+#........ 77,818 $  877,787
             Keryx Biopharmaceuticals, Inc.+#..... 12,982    158,900
             Kosan Biosciences, Inc.+............. 12,664     59,901
             Lifecell Corp.+...................... 17,040    225,950
             Marshall Edwards, Inc.+#.............  4,303     32,875
             Momenta Pharmaceuticals, Inc.+#......  3,685     42,156
             Myogen, Inc.+#....................... 11,294     74,766
             Myriad Genetics, Inc.+#.............. 18,387    302,650
             Oscient Pharmaceuticals Corp.+#...... 36,407     60,072
             Progenics Pharmaceuticals, Inc.+#....  7,055    141,100
             Regeneron Pharmaceuticals, Inc.+#.... 22,762    141,807
             Tercica, Inc.+#......................  4,257     33,971
             Transkaryotic Therapies, Inc.+#...... 17,571    597,238
             Vertex Pharmaceuticals, Inc.+#....... 47,257    657,818
                                                          ----------
                                                           5,002,233
                                                          ----------
           Medical Technology -- 2.46%
             Abaxis, Inc.+#....................... 10,473    109,443
             Adeza Biomedical Corp.+..............  2,249     26,471
             Aksys, Ltd.+#........................  4,828     14,484
             Albany Molecular Research, Inc.+..... 13,926    165,859
             Animas Corp.+#.......................  2,702     48,393
             Applera Corp.-Celera Genomics Group+. 43,758    434,079
             Ariad Pharmaceuticals, Inc.+#........ 31,371    189,167
             Aspect Medical Systems, Inc.+#.......  7,818    251,427
             Avant Immunotherapeutics, Inc.+#..... 44,560     63,275
             Bio-Rad Laboratories, Inc., Class A+. 10,432    562,076
             Bio-Reference Labs, Inc.+#...........  4,996     73,441
             Biolase Technology, Inc.#............ 12,083     85,306
             Biosite, Inc.+#......................  8,329    455,680
             Cambrex Corp......................... 15,661    283,464
             Cardiac Science, Inc.+#.............. 43,973     43,094
             CardioDynamics International Corp.+.. 21,587     47,923
             Cell Genesys, Inc.+#................. 26,790    155,650
             Cepheid, Inc.+#...................... 25,019    227,673
             Ciphergen Biosystems, Inc.+#......... 13,883     28,599
             Connetics Corp.+#.................... 18,844    419,656
             Conor Medsystems, Inc.+#.............  4,752     71,185
             CuraGen Corp.+#...................... 25,825    110,531
             Curis, Inc.+#........................ 28,365    112,325
             Cyberonics, Inc.+#................... 10,982    400,733
             Digene Corp.+........................  8,414    211,696
             Diversa Corp.+#...................... 14,168     70,840
             DJ Orthopedics, Inc.+................ 10,716    297,369
             E-Z-Em, Inc.+........................  3,952     58,173
             Enzo Biochem, Inc.+#................. 15,190    231,951
             Enzon, Inc.+......................... 26,300    159,641
             Foxhollow Technologies, Inc.+#.......  2,786    105,589
             Geron Corp.+#........................ 32,730    261,840
             Haemonetics Corp.+................... 11,707    476,475
             Hanger Orthopedic Group, Inc.+....... 12,842     65,494
             Hologic, Inc.+....................... 12,231    450,223
             II-VI, Inc.+#........................ 13,449    221,505
             Illumina, Inc.+#..................... 17,447    183,194
             Immucor Corp.+....................... 26,811    898,169
             Immunicon Corp.+#....................  3,807     16,408
             Immunomedics, Inc.+#................. 27,049     48,688
             Incyte Genomics, Inc.+#.............. 41,544    316,981
             Integra LifeSciences Corp.+#......... 12,163    406,487
             InterMune, Inc.+#.................... 17,212    206,716
             Intralase Corp.+#....................  4,584     88,884
             Kyphon, Inc.+#....................... 14,767    423,665
             Laserscope+#......................... 11,431    393,569
             LCA-Vision, Inc.#....................  9,258    409,018
             Lexicon Genetics, Inc.+#............. 37,991    183,876
             Lifeline Systems, Inc.+..............  6,643    216,296
             Luminex Corp.+#...................... 16,086    160,217
             Maxim Pharmaceuticals, Inc.+#........ 16,984     25,816

 May 31, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   103


                                                               Value
                                                      Shares  (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Medical Technology (continued)
          Maxygen, Inc.+............................. 13,504 $   105,736
          Nanogen, Inc.+#............................ 28,382     115,799
          Neose Technologies, Inc.+#................. 15,759      41,446
          Northfield Laboratories, Inc.+............. 14,172     185,086
          Noven Pharmaceuticals, Inc.+#.............. 14,025     252,450
          Occulogix, Inc.+#..........................  5,034      44,048
          OraSure Technologies, Inc.+#............... 23,813     197,886
          Palatin Technologies, Inc.+#............... 31,591      63,814
          Palomar Medical Technologies, Inc.+#.......  7,676     175,397
          Peregrine Pharmaceuticals, Inc.+#.......... 80,737      93,655
          Possis Medical, Inc.+#.....................  9,624     101,341
          Praecis Pharmaceuticals, Inc.+............. 31,384      20,713
          Quidel Corp.+.............................. 18,955      83,023
          Regeneration Technologies, Inc.+#.......... 13,922      93,695
          Seattle Genetics, Inc.+#................... 18,715      90,393
          Serologicals Corp.+#....................... 20,287     435,968
          Sonic Innovations, Inc.+................... 11,883      51,691
          Specialty Laboratories, Inc.+#.............  4,787      39,349
          Stereotaxis, Inc.+#........................  3,307      25,960
          SurModics, Inc.+#..........................  8,507     335,346
          Symmetry Medical, Inc.+....................  4,795     107,120
          Telik, Inc.+#.............................. 30,490     434,787
          Third Wave Technologies, Inc.+#............ 16,838      63,311
          Thoratec Corp.+#........................... 26,899     401,871
          TriPath Imaging, Inc.+#.................... 16,496     141,701
          Urologix, Inc.+#...........................  8,431      36,844
          Ventana Medical Systems, Inc.+#............ 16,404     693,069
          Viasys Healthcare, Inc.+................... 18,463     429,265
          West Pharmaceutical Services, Inc.#........ 17,783     495,079
          Wright Medical Group, Inc.+................ 15,931     438,740
          Zoll Medical Corp.+........................  5,516     130,950
                                                             -----------
                                                              16,894,247
                                                             -----------
        Metals -- 1.88%
          AK Steel Holding Corp.+#................... 65,201     498,788
          Allegheny Technologies, Inc.@.............. 57,151   1,215,030
          AMCOL International Corp................... 12,915     250,551
          Brush Engineered Materials, Inc.+.......... 11,359     161,071
          Carpenter Technology Corp.#................ 14,369     775,926
          Century Aluminum Co.+...................... 11,289     252,986
          CIRCOR International, Inc..................  9,199     227,675
          Cleveland-Cliffs, Inc.#.................... 12,830     752,223
          Commercial Metals Co....................... 34,825     911,022
          Gibraltar Industries, Inc.................. 14,100     275,796
          Hecla Mining Co.+#......................... 70,937     317,798
          Lawson Products, Inc.......................  2,937     125,704
          MascoTech, Inc.+(2)(3).....................  9,672           0
          Maverick Tube Corp.+....................... 25,388     766,971
          Metal Management, Inc.#.................... 10,561     194,006
          Metals USA, Inc.+.......................... 12,101     256,178
          Mueller Industries, Inc.................... 20,979     566,433
          NN, Inc.................................... 10,024     127,205
          NS Group, Inc.+#........................... 11,642     335,522
          Oregon Steel Mills, Inc.+.................. 20,512     362,242
          Quanex Corp................................ 14,775     766,675
          Reliance Steel & Aluminum Co.#............. 16,909     650,827
          Royal Gold, Inc.#..........................  9,848     172,832
          RTI International Metals, Inc.+............ 12,711     348,154
          Ryerson Tull, Inc.#........................ 14,101     214,617
          Schnitzer Steel Industries, Inc., Class A#. 11,757     271,822
          Steel Dynamics, Inc.#...................... 22,445     603,546
          Steel Technologies, Inc.#..................  6,017     120,340
          Titanium Metals Corp.+#....................  3,929     167,140
          Tredegar Corp.............................. 16,614     253,364
          USEC, Inc.................................. 50,290     686,458
          Valmont Industries, Inc....................  8,628     206,641
          Wheeling-Pittsburgh Corp.+#................  5,195      92,159
                                                             -----------
                                                              12,927,702
                                                             -----------

                                                              Value
                                                    Shares   (Note 3)

          ------------------------------------------------------------
          Mining -- 0.12%
            Coeur d'Alene Mines Corp.+#............ 142,911 $  475,894
            Compass Minerals International, Inc....   9,048    203,851
            Stillwater Mining Co.+.................  24,103    162,695
                                                            ----------
                                                               842,440
                                                            ----------
          Mobile Homes -- 0.27%
            Champion Enterprises, Inc.+............  45,397    441,713
            Coachmen Industries, Inc...............   8,448    103,488
            Fleetwood Enterprises, Inc.+#..........  32,174    307,905
            Monaco Coach Corp.#....................  15,657    256,931
            Palm Harbor Homes, Inc.+#..............   5,698    106,724
            Skyline Corp...........................   4,092    159,997
            Winnebago Industries, Inc.#............  15,569    508,951
                                                            ----------
                                                             1,885,709
                                                            ----------
          Multimedia -- 0.09%
            Entravision Communications Corp.+......  28,917    214,854
            Journal Communications, Inc., Class A..  12,104    202,742
            Martha Stewart Living, Inc., Class A+#.   6,987    180,963
                                                            ----------
                                                               598,559
                                                            ----------
          Oil & Gas -- 5.75%
            Atlas America, Inc.+#..................   1,379     43,108
            Atwood Oceanics, Inc.+.................   7,068    404,926
            Barrett Bill Corp.+#...................   7,795    237,358
            Berry Petroleum Co., Class A...........  10,852    516,121
            Brigham Exploration Co.+#..............  14,103    119,311
            Cabot Oil & Gas Corp., Class A.........  29,593    927,741
            Cal Dive International, Inc.+..........  22,920  1,040,568
            Callon Petroleum Co.+#.................   7,517    106,366
            Cheniere Energy, Inc.+#................  32,098    940,471
            Cimarex Energy Co.+#...................  24,814    933,751
            Clayton Williams Energy, Inc.+.........   3,048     83,271
            Comstock Resources, Inc.+..............  20,801    474,679
            Crosstex Energy, Inc.#.................   1,422     65,071
            Delta Petroleum Corp.+#................  12,149    138,742
            Denbury Resources, Inc.+...............  32,793  1,048,720
            DLB Oil and Gas, Inc.+(2)(3)...........   3,000          0
            Dril-Quip, Inc.+.......................   3,900    106,665
            Edge Petroleum Corp.+..................   9,915    135,141
            Encore Acquisition Co.+................  14,374    536,150
            Energen Corp...........................  21,799  1,420,859
            Energy Partners, Ltd.+.................  15,798    360,984
            Forest Oil Corp.+......................  30,187  1,200,235
            Frontier Oil Corp......................  15,915    778,403
            FX Energy, Inc.+#......................  18,362    171,134
            Giant Industries, Inc.+................   6,990    201,382
            Global Industries, Ltd.+...............  48,724    416,590
            Grey Wolf, Inc.+....................... 111,746    734,171
            Gulf Island Fabrication, Inc...........   4,795     96,380
            Hanover Compressor Co.+#...............  46,072    480,531
            Harvest Natural Resources, Inc.+#......  21,558    233,689
            Helmerich & Payne, Inc.#...............  30,232  1,253,721
            Holly Corp.............................  12,207    466,674
            Hornbeck Offshore Services, Inc.+#.....   3,638     89,677
            Houston Exploration Co.+...............   7,574    386,047
            Hydril Co.+............................   9,552    495,844
            Input/Output, Inc.+#...................  38,198    226,514
            KCS Energy, Inc.+......................  29,325    412,016
            Laclede Group, Inc.#...................  12,427    371,567
            Lone Star Technologies, Inc.+#.........  17,252    715,095
            Magnum Hunter Resources, Inc.+#........  52,045    804,616
            Matrix Service Co.+#...................  10,280     42,456
            McMoRan Exploration Co.+#..............  10,812    200,130
            Meridian Resource Corp.+#..............  36,531    165,485
            Mission Resources Corp.+...............  24,341    172,091
            New Jersey Resources Corp..............  16,527    745,368
            Oceaneering International, Inc.+.......  14,963    546,149
            Oil States International, Inc.+........  17,426    403,586

 104 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2005


                                                             Value
                                                    Shares  (Note 3)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Oil & Gas (continued)
            Parker Drilling Co.+................... 56,556 $   322,369
            Penn Virginia Corp.#................... 10,934     451,246
            Peoples Energy Corp.#.................. 22,518     962,644
            Petrocorp, Inc.+(2)(3).................  2,364           0
            Petroleum Development Corp.+...........  9,744     254,611
            Plains Exploration & Production Co.+@.. 46,185   1,410,952
            Quicksilver Resources, Inc.+#.......... 17,708     924,358
            Range Resources Corp................... 48,846   1,128,343
            Remington Oil & Gas Corp.+............. 12,950     401,450
            RPC, Inc.#.............................  8,580     126,727
            Seacor Smit, Inc.+..................... 11,128     646,092
            Southwestern Energy Co.+............... 21,640   1,510,472
            Spinnaker Exploration Co.+............. 15,044     461,399
            St. Mary Land & Exploration Co.#....... 34,238     890,873
            Stone Energy Corp.+.................... 13,822     594,761
            Superior Energy Services, Inc.+........ 32,528     509,063
            Swift Energy Co.+...................... 16,622     567,641
            Syntroleum Corp.+#..................... 16,835     145,959
            TEL Offshore Trust#....................      2          15
            Tesoro Petroleum Corp.#@............... 39,297   1,713,349
            Tetra Technologies, Inc.+.............. 13,382     369,343
            Todco, Class A+........................  7,232     164,817
            TransMontaigne, Inc.+.................. 13,018     107,789
            Unit Corp.+............................ 22,622     882,710
            Universal Compression Holdings, Inc.+.. 10,318     352,876
            UNOVA, Inc.+#.......................... 28,756     591,798
            Veritas DGC, Inc.+..................... 20,399     550,773
            Vintage Petroleum, Inc................. 30,493     842,217
            W&T Offshore, Inc......................  7,597     163,791
            W-H Energy Services, Inc.+#............ 14,671     317,921
            Warren Resources, Inc.+#............... 10,672      94,340
            Whiting Petroleum Corp.+............... 16,176     559,366
                                                           -----------
                                                            39,469,619
                                                           -----------
          Paper/Forest Products -- 0.58%
            Buckeye Technologies, Inc.+............ 17,615     145,676
            Caraustar Industries, Inc.+............ 17,060     179,130
            Chesapeake Corp........................ 11,699     244,158
            Deltic Timber Corp.....................  5,934     229,646
            Glatfelter............................. 17,192     192,550
            Graphic Packaging Corp.+#.............. 39,990     149,963
            Longview Fibre Co...................... 30,636     611,801
            Pope & Talbot, Inc.....................  9,457     104,311
            Potlatch Corp.#........................ 17,673     913,517
            Rock-Tenn Co., Class A................. 17,522     201,678
            Schweitzer-Mauduit International, Inc..  9,009     270,000
            Universal Forest Products, Inc.#.......  9,455     376,309
            Wausau-Mosinee Paper Corp.............. 27,388     342,350
                                                           -----------
                                                             3,961,089
                                                           -----------
          Pollution Control -- 0.53%
            Aleris International, Inc.+#........... 16,231     386,623
            Calgon Carbon Corp.#................... 20,323     181,078
            Darling International, Inc.+........... 38,286     142,424
            Duratek, Inc.+.........................  6,108     133,949
            KFX, Inc.+#............................ 29,488     388,357
            Mine Safety Appliances Co.#............ 12,935     592,552
            Newpark Resources, Inc.+#.............. 50,264     306,610
            Tetra Tech, Inc.+#..................... 33,525     403,976
            TRC Cos., Inc.+#.......................  5,451      62,141
            Waste Connections, Inc.+#.............. 28,787   1,067,422
                                                           -----------
                                                             3,665,132
                                                           -----------
          Publishing -- 0.91%
            American Greetings Corp., Class A#..... 38,064     988,903
            Banta Corp............................. 14,929     655,682
            Bowne & Co., Inc....................... 20,978     277,959
            Consolidated Graphics, Inc.+...........  6,765     286,362

                                                              Value
                                                     Shares  (Note 3)

         -------------------------------------------------------------
         Publishing (continued)
           Courier Corp.............................  5,799 $  203,197
           Ennis Business Forms, Inc................ 15,243    242,211
           Hollinger International, Inc., Class A... 34,422    318,404
           Journal Register Co.+#................... 25,157    417,858
           Network Equipment Technologies, Inc.+#... 14,385     80,412
           Primedia, Inc.+.......................... 79,142    288,868
           Pulitzer, Inc............................  5,014    320,695
           Readers Digest Assoc., Inc., Class A..... 59,381  1,005,914
           Scholastic Corp.+#....................... 18,104    679,262
           Standard Register Co.....................  7,027     99,502
           Thomas Nelson, Inc.......................  6,018    139,919
           Topps Co., Inc.#......................... 21,263    198,171
           Value Line, Inc.#........................    821     29,819
                                                            ----------
                                                             6,233,138
                                                            ----------
         Railroads & Equipment -- 0.27%
           Florida East Coast Industries, Inc.#..... 12,925    543,626
           Genesee & Wyoming, Inc., Class A+........ 10,606    296,332
           Kansas City Southern+#................... 37,576    751,144
           RailAmerica, Inc.+#...................... 22,044    257,253
                                                            ----------
                                                             1,848,355
                                                            ----------
         Real Estate -- 0.37%
           Avatar Holdings, Inc.+#..................  2,760    132,204
           CB Richard Ellis Group, Inc., Class A+... 15,130    581,900
           Consolidated-Tomoka Land Co.#............  3,381    259,492
           Housevalues, Inc.+.......................  3,826     51,651
           Jones Lang LaSalle, Inc.+................ 20,377    864,188
           Reading International, Inc., Class A+#...  8,643     57,562
           Tarragon Reality Investors, Inc.+#.......  6,512    142,743
           Trammell Crow Co.+....................... 18,593    419,272
           ZipRealty, Inc.+#........................  2,732     37,620
                                                            ----------
                                                             2,546,632
                                                            ----------
         Real Estate Investment Trusts -- 6.99%
           AAMES Investment Corp.#.................. 24,033    221,825
           Acadia Realty Trust#..................... 15,827    268,268
           Affordable Residential Communities#...... 14,812    182,484
           Alexander's, Inc.+.......................  1,144    294,957
           Alexandria Real Estate Equities, Inc.#... 11,624    805,543
           American Campus Communities, Inc.........  7,258    148,789
           American Financial Reality Trust#........ 65,768  1,009,539
           American Home Mortgage Investment Corp.#. 20,817    677,801
           AMLI Residential Properties#............. 15,177    436,187
           Anthracite Capital, Inc.#................ 31,910    372,071
           Anworth Mtg. Asset Corp.#................ 28,287    270,424
           Arbor Realty Trust, Inc.#................  4,453    118,672
           Ashford Hospitality Trust, Inc........... 19,331    192,537
           Bedford Property Investors, Inc..........  8,686    201,255
           Bimini Mortgage Management, Inc.#........ 11,760    164,405
           BioMed Realty Trust, Inc................. 18,824    420,716
           Brandywine Realty Trust.................. 28,784    810,557
           Capital Automotive REIT.................. 22,390    801,114
           Capital Lease Funding, Inc.#............. 13,571    149,688
           Capital Trust, Inc.#.....................  6,978    244,021
           Capstead Mtg. Corp.#..................... 11,317    106,606
           CarrAmerica Realty Corp.#................ 32,598  1,126,913
           Cedar Shopping Centers, Inc.............. 13,181    178,339
           Colonial Properties Trust................ 17,181    700,985
           Commercial Net Lease Realty, Inc......... 30,979    600,993
           Corporate Office Properties Trust#....... 22,005    614,600
           Correctional Properties Trust............  6,585    171,210
           Cousins Properties, Inc.#................ 21,543    610,529
           CRT Properties, Inc...................... 18,722    430,419
           Digital Realty Trust, Inc.#.............. 12,848    192,720
           EastGroup Properties, Inc................ 12,568    511,769
           ECC Capital Corp......................... 34,311    206,209
           Education Realty Trust, Inc.#............ 12,987    222,987

 May 31, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   105


                                                               Value
                                                      Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Real Estate Investment Trusts (continued)
           Entertainment Properties Trust............ 15,236 $  678,002
           Equity Inns, Inc.......................... 32,370    388,116
           Equity Lifestyle Properties, Inc.#........ 11,179    423,684
           Equity One, Inc........................... 21,505    459,992
           Essex Property Trust, Inc.#............... 13,726  1,098,080
           Extra Space Storage, Inc.................. 13,424    193,306
           FelCor Lodging Trust, Inc.+#.............. 29,584    411,809
           Fieldstone Investment Corp.#.............. 29,295    391,381
           First Industrial Realty Trust, Inc.#...... 24,722    959,214
           Gables Residential Trust#................. 17,549    638,959
           Getty Realty Corp......................... 10,510    290,496
           Glenborough Realty Trust, Inc............. 18,846    380,878
           Glimcher Realty Trust#.................... 21,296    548,372
           Global Signal, Inc.#......................  5,764    200,760
           GMH Communities Trust..................... 18,205    248,498
           Government Properties Trust, Inc.#........ 11,571    105,296
           Gramercy Capital Corp.....................  8,020    174,676
           Healthcare Realty Trust, Inc.............. 28,590  1,117,583
           Heritage Property Investment Trust, Inc.#. 16,284    529,067
           Highland Hospitality Corp................. 20,738    219,823
           Highwoods Properties, Inc................. 32,168    885,263
           Home Properties of New York, Inc.......... 19,629    808,715
           HomeBanc Corp.#........................... 25,007    236,066
           IMPAC Mtg. Holdings, Inc.#................ 44,640    888,336
           Innkeepers USA Trust#..................... 22,083    298,341
           Investors Real Estate Trust#.............. 26,398    248,405
           Kilroy Realty Corp........................ 17,030    769,415
           Kite Realty Group Trust................... 11,485    167,566
           Lasalle Hotel Properties.................. 17,927    553,944
           Lexington Corporate Properties Trust#..... 28,874    664,968
           LTC Properties, Inc.#.....................  9,630    190,867
           Luminent Mtg. Capital, Inc................ 21,883    229,990
           Maguire Properties, Inc................... 20,361    532,440
           Meristar Hospitality Corp.+#.............. 52,149    437,530
           MFA Mtg. Investments, Inc.#............... 48,366    342,915
           Mid-America Apartment Communities, Inc.... 10,676    432,378
           Mission West Properties, Inc.............. 10,650    101,175
           MortgageIT Holdings, Inc..................  8,755    148,397
           National Health Investors, Inc............ 13,698    365,326
           Nationwide Health Properties, Inc.#....... 39,873    895,946
           New Century Financial Corp.#.............. 27,805  1,416,665
           Newcastle Investment Corp................. 23,588    725,095
           Novastar Financial, Inc.#................. 16,152    594,394
           Omega Healthcare Investors, Inc........... 30,166    360,484
           Origen Financial, Inc.....................  4,938     35,751
           Parkway Properties, Inc...................  8,436    407,037
           Pennsylvania Real Estate Investment Trust. 18,836    828,784
           Post Properties, Inc...................... 23,852    782,346
           Prentiss Properties Trust................. 26,685    920,632
           PS Business Parks, Inc....................  9,443    387,541
           RAIT Investment Trust..................... 15,311    437,895
           Ramco-Gershenson Properties Trust#........  8,556    237,429
           Realty Income Corp.#...................... 47,522  1,169,992
           Redwood Trust, Inc........................ 11,198    579,272
           Saul Centers, Inc.#.......................  6,697    222,006
           Saxon Capital, Inc........................ 29,897    506,156
           Senior Housing Properties Trust........... 34,716    624,541
           Sovran Self Storage, Inc.#................  9,467    422,133
           Spirit Finance Corp.#..................... 38,740    426,140
           Strategic Hotel Capital, Inc.#............ 12,132    197,873
           Sun Communities, Inc......................  9,667    348,012
           Sunstone Hotel Investors, Inc............. 14,555    334,911
           Tanger Factory Outlet Centers, Inc........ 16,310    394,865
           Taubman Centers, Inc...................... 29,814    946,296
           Town and Country Trust#................... 10,447    287,815
           Trustreet Properties, Inc.#............... 34,549    544,147
           U-Store-It Trust.......................... 17,247    325,968
           Universal Health Realty Income Trust......  7,042    260,343

                                                              Value
                                                     Shares  (Note 3)

         --------------------------------------------------------------
         Real Estate Investment Trusts (continued)
           Urstadt Biddle Properties, Inc., Class A. 12,616 $   207,659
           Washington Real Estate Investment Trust#. 25,050     779,055
           Winston Hotels, Inc.#.................... 13,903     145,981
                                                            -----------
                                                             47,978,325
                                                            -----------
         Registered Investment Companies -- 0.04%
           Gladstone Capital Corp.#.................  5,712     129,776
           NGP Capital Resources Co.#............... 10,437     159,582
                                                            -----------
                                                                289,358
                                                            -----------
         Retail -- 3.63%
           99 Cents Only Stores+#................... 29,369     355,952
           Aaron Rents, Inc., Class B#.............. 22,745     514,264
           AC Moore Arts & Crafts, Inc.+#...........  8,240     245,222
           Big 5 Sporting Goods Corp.#.............. 12,182     317,828
           Blue Nile, Inc.+#........................  2,247      67,163
           Blyth, Inc.#............................. 17,220     488,015
           Bombay Co., Inc.+#....................... 21,313     113,598
           Bon-Ton Stores, Inc.#....................  3,101      56,035
           Brookstone, Inc.+........................ 12,021     242,103
           Build-A-Bear Workshop, Inc.+#............  5,359     146,837
           Building Materials Holding Corp..........  8,039     498,659
           Burlington Coat Factory Warehouse Corp... 10,976     363,854
           Casey's General Stores, Inc.............. 29,986     540,947
           Cash America International, Inc.......... 17,003     292,452
           Central Garden & Pet Co.+#............... 10,110     448,378
           Coldwater Creek, Inc.+................... 19,740     443,558
           Conns, Inc.+#............................  4,152      79,262
           Cost Plus, Inc.+......................... 13,099     304,683
           Deb Shops, Inc...........................  2,544      76,854
           Department 56, Inc.+.....................  7,935      88,555
           Design Within Reach, Inc.+#..............  2,655      37,223
           Dick's Sporting Goods, Inc.+#............ 18,071     653,628
           Drugstore.Com, Inc.+..................... 31,019     106,705
           First Cash Financial Services, Inc.+.....  7,036     122,426
           Fred's, Inc., Class A#................... 23,467     348,016
           GameStop Corp.+.......................... 22,397     601,135
           Gander Mountain Co.+#....................  3,651      45,236
           Great Atlantic & Pacific Tea Co.+#.......  9,912     247,106
           Guitar Center, Inc.+#.................... 15,513     884,086
           Hancock Fabrics, Inc.#................... 11,328      66,722
           Hibbett Sporting Goods, Inc.+............ 14,030     492,734
           Homestore Common, Inc.+.................. 67,743     141,583
           Imagistics International, Inc.+#.........  9,987     269,050
           Ingles Markets, Inc., Class A#...........  6,118      77,332
           Insight Enterprises, Inc.+............... 29,015     568,114
           Jo-Ann Stores, Inc.+..................... 11,318     302,757
           Jos. A. Bank Clothiers, Inc.+#...........  6,135     241,842
           Kirkland's, Inc.+#.......................  6,640      59,030
           Krispy Kreme Doughnuts, Inc.+............ 32,915     266,282
           Leapfrog Enterprises, Inc.+#............. 16,470     182,488
           Linens 'N Things, Inc.+.................. 27,048     659,160
           Longs Drug Stores Corp................... 18,123     743,768
           MarineMax, Inc.+#........................  6,979     192,062
           Men's Wearhouse, Inc.+................... 18,947     973,307
           Movado Group, Inc........................  9,109     153,578
           Movie Gallery, Inc.#..................... 14,799     472,976
           Myers Industries, Inc.................... 14,633     163,158
           Nash Finch Co.#..........................  7,379     262,545
           New York & Co., Inc.+....................  6,012     109,418
           Nu Skin Enterprises, Inc., Class A....... 31,512     711,856
           Overstock.com, Inc.+#....................  7,065     270,519
           Pantry, Inc.+............................  6,957     269,166
           Pathmark Stores, Inc.+................... 18,037     161,431
           PC Mall, Inc.+#..........................  4,918      24,340
           Pozen, Inc.+#............................ 14,383     106,003
           Priceline.com, Inc.+#.................... 14,314     342,820
           Restoration Hardware, Inc.+#............. 15,773     111,673

 106 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2005


                                                            Value
                                                   Shares  (Note 3)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Retail (continued)
             Retail Ventures, Inc.+...............  8,916 $   100,483
             Ruddick Corp.#....................... 19,812     476,082
             Rush Enterprises, Inc.+#.............  5,598      81,451
             Ryans Restaurant Group, Inc.+........ 25,226     352,155
             School Specialty, Inc.+.............. 13,587     532,882
             Select Comfort Corp.+#............... 21,829     530,445
             Sharper Image Corp.+#................  7,028      93,402
             ShopKo Stores, Inc.+#................ 17,601     417,320
             Smart & Final, Inc.+.................  7,488      81,245
             Sports Authority, Inc.+#............. 13,354     427,328
             Sturm, Ruger & Co., Inc.#............ 12,703     103,402
             Systemax, Inc.+#.....................  5,771      36,761
             Tractor Supply Co.+#................. 18,655     828,655
             Tuesday Morning Corp.#............... 15,436     469,100
             United Stationers, Inc.+............. 20,306     995,603
             Weis Markets, Inc....................  6,736     247,481
             West Marine, Inc.+#..................  8,047     133,500
             Yankee Candle Co., Inc............... 27,826     877,910
             Zale Corp.+@......................... 31,815     991,992
                                                          -----------
                                                           24,902,691
                                                          -----------
           Retirement/Aged Care -- 0.07%
             Sunrise Senior Living, Inc.+#........  9,737     507,785
                                                          -----------
           Savings & Loan -- 1.88%
             Abington Community Bancorp, Inc.+....  4,283      46,256
             Anchor BanCorp Wisconsin, Inc.#...... 11,802     325,971
             Atlantic Coast Federal Corp.#........  3,490      40,205
             Bank Mutual Corp..................... 41,366     448,407
             BankAtlantic Bancorp, Inc., Class A.. 25,519     452,707
             Bankunited Financial Corp............ 15,951     394,149
             Berkshire Hills Bancorp, Inc.#.......  3,196     101,793
             Beverly Hills Bancorp, Inc.#.........  7,928      82,848
             BFC Financial Corp.+.................  5,485      49,584
             Brookline Bancorp, Inc.#............. 35,396     538,019
             Charter Financial Corp.#.............  2,378      82,754
             Citizens First Bancorp, Inc..........  5,110     107,361
             Clifton Savings Bancorp, Inc.#.......  8,241      86,366
             Coastal Financial Corp.#.............  8,459     126,124
             Commercial Capital Bancorp, Inc...... 22,979     389,494
             CSF Holding+(2)(3)...................  2,375           0
             Dime Community Bancshares#........... 18,547     280,060
             Downey Financial Corp.#.............. 11,754     881,785
             Fidelity Bankshares, Inc.#........... 12,728     315,018
             First Financial Holdings, Inc........  7,540     214,438
             First Indiana Corp.#.................  6,349     171,106
             First Niagara Financial Group, Inc... 70,925     923,444
             First Place Financial Corp.#.........  8,165     160,769
             FirstFed Financial Corp.+............ 10,172     551,119
             Flagstar Bancorp, Inc.#.............. 19,086     377,139
             Flushing Financial Corp.............. 10,137     171,214
             Franklin Bank Corp.+#................  6,378     109,064
             Harbor Florida Bancshares, Inc....... 12,474     443,700
             Home Federal Bancorp, Inc.#..........  3,740      43,047
             Horizon Financial Corp...............  6,243     125,484
             Itla Capital Corp.+..................  2,994     149,161
             K-Fed Bancorp#.......................  3,412      39,647
             Kearny Financial Corp.+#............. 13,088     137,293
             KNBT Bancorp, Inc.................... 18,319     273,136
             MAF Bancorp, Inc..................... 16,703     710,880
             NASB Financial, Inc.#................  1,847      72,015
             Northwest Bancorp, Inc............... 11,904     236,890
             OceanFirst Financial Corp.#..........  5,610     120,615
             Ocwen Financial Corp.+#.............. 22,172     160,304
             Partners Trust Financial Group, Inc.. 18,538     191,312
             PennFed Financial Services, Inc......  5,445      79,061
             PFF Bancorp, Inc.#................... 11,146     323,680
             Provident Bancorp, Inc............... 27,539     322,482
             Provident Financial Holdings, Inc....  3,009      83,710
             Provident Financial Services, Inc.#.. 42,524     756,077

                                                             Value
                                                    Shares  (Note 3)

         -------------------------------------------------------------
         Savings & Loan (continued)
           Sterling Financial Corp.+............... 13,552 $   479,063
           TierOne Corp............................ 10,968     264,603
           United Community Financial Corp......... 16,197     170,230
           Westfield Financial, Inc.#..............  2,777      66,426
           WSFS Financial Corp.....................  3,601     200,504
                                                           -----------
                                                            12,876,514
                                                           -----------
         Schools -- 0.27%
           Bright Horizons Family Solutions, Inc.+. 15,830     585,868
           Educate, Inc.+#......................... 10,725     134,921
           Learning Tree International, Inc.+#.....  5,279      67,941
           Princeton Review, Inc.+#................  9,885      54,071
           Strayer Education, Inc.#................  8,875     772,125
           Universal Technical Institute, Inc.+#...  8,477     258,972
                                                           -----------
                                                             1,873,898
                                                           -----------
         Semiconductors -- 2.36%
           Actel Corp.+............................ 15,440     228,358
           ADE Corp.+#.............................  5,669     127,156
           Alliance Semiconductor Corp.+........... 12,237      20,558
           Amis Holdings, Inc.+.................... 18,716     224,592
           Asyst Technologies, Inc.+............... 28,168     118,587
           ATMI, Inc.+#............................ 22,281     626,096
           August Technology Corp.+#............... 10,650     121,091
           Axcelis Technologies, Inc.+............. 59,626     396,513
           Brooks Automation, Inc.+#............... 26,732     403,119
           Cirrus Logic, Inc.+..................... 50,599     262,103
           Cohu, Inc............................... 12,863     247,227
           Credence Systems Corp.+#................ 54,835     434,293
           Diodes, Inc.+...........................  4,608     153,216
           Emulux Corp.+........................... 49,290     931,581
           Entegris, Inc.+#........................ 26,145     253,606
           ESS Technology, Inc.+#.................. 20,095      82,791
           Exar Corp.+............................. 24,526     353,174
           FormFactor, Inc.+#...................... 16,630     432,713
           FSI International, Inc.+................ 17,915      67,360
           Genesis Microchip, Inc.+#............... 19,246     318,521
           Helix Technology Corp.#................. 15,663     197,510
           Integrated Device Technology, Inc.+..... 63,223     773,217
           Integrated Silicon Solution, Inc.+#..... 21,401     140,177
           IXYS Corp.+............................. 11,264     155,781
           Kopin Corp.+............................ 42,024     161,792
           Kulicke & Soffa Industries, Inc.+#...... 30,477     177,071
           Laedis Technology, Inc.+#...............  3,593      24,612
           Lattice Semiconductor Corp.+#........... 67,854     286,344
           LTX Corp.+#............................. 36,525     174,955
           Mattson Technology, Inc.+#.............. 23,928     187,117
           Micrel, Inc.+#.......................... 41,033     475,983
           Microsemi Corp.+........................ 35,656     735,583
           MKS Instruments, Inc.+.................. 19,449     324,798
           Monolithic Power Systems, Inc.+#........  3,297      24,464
           Monolithic Systems Technology, Inc.+#... 14,004      78,002
           Mykrolis Corp.+#........................ 24,744     333,797
           Omnivision Technologies, Inc.+#......... 33,363     527,803
           ON Semiconductor Corp.+#................ 72,171     324,769
           Pericom Semiconductor Corp.+#........... 13,285     106,413
           Photronics, Inc.+#...................... 19,506     449,223
           PLX Technology, Inc.+#.................. 12,896      98,268
           Portalplayer, Inc.+#....................  3,931      79,917
           Power Integrations, Inc.+#.............. 16,532     393,792
           Rudolph Technologies, Inc.+.............  7,709     111,164
           Semitool, Inc.+.........................  9,760      85,595
           Sigmatel, Inc.+#........................ 14,750     333,940
           Sirf Technology Holdings, Inc.+.........  6,916      97,931
           Skyworks Solutions, Inc.+............... 94,398     597,539
           Stakek Holdings, Inc.+..................  6,131      16,799
           Supertex, Inc.+.........................  5,351      93,054
           Tessera Technologies, Inc.+............. 15,345     451,757

 May 31, 2005 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   107


                                                                   Value
                                                         Shares   (Note 3)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Semiconductors (continued)
      Transmeta Corp.+#.................................  96,317 $    78,017
      Tripath Technology, Inc.+#........................  21,835      17,031
      Triquint Semiconductor, Inc.+#....................  81,636     276,746
      Ultratech Stepper, Inc.+..........................  12,711     222,824
      Varian Semiconductor Equipment Associates, Inc.+#.  21,774     883,589
      Veeco Instruments, Inc.+#.........................  15,497     233,540
      Vitesse Semiconductor Corp.+#..................... 130,188     325,470
      Volterra Semiconductor Corp.+#....................   2,712      37,046
      Zoran Corp.+......................................  25,627     316,237
                                                                 -----------
                                                                  16,212,322
                                                                 -----------
    Telecommunications -- 1.88%
      Airspan Networks, Inc.+#..........................  18,457      88,224
      Alamosa PCS Holdings, Inc.+.......................  63,508     784,324
      Alaska Communications Systems Holdings, Inc.#.....   7,869      74,519
      Anaren, Inc.+#....................................  11,786     139,546
      Applied Signal Technology, Inc.#..................   5,893     103,127
      Arris Group, Inc.+#...............................  52,159     451,697
      Aspect Communications Corp.+......................  24,382     234,067
      Atheros Communications, Inc.+#....................   5,569      51,458
      Audiovox Corp., Class A+..........................  10,320     150,982
      Avanex Corp.+#....................................  47,778      48,256
      Boston Communications Group, Inc.+#...............  10,987      15,272
      Brightpoint, Inc.+#...............................  10,756     202,213
      Broadwing Corp.+#.................................  35,364     173,284
      Carrier Access Corp.+#............................  11,997      57,826
      Centennial Communications Corp., Class A+#........   7,113      93,109
      Comtech Telecommunications Corp.+#................  12,788     462,542
      CT Communications, Inc.#..........................  11,322     136,996
      D&E Communications, Inc.#.........................   7,140      57,763
      Digi International, Inc.+.........................  12,859     150,836
      Ditech Communications Corp.+......................  16,898     121,835
      Dobson Communications Corp., Class A+#............  66,021     140,625
      Eagle Broadband, Inc.+............................ 149,392      32,866
      EMS Technologies, Inc.+...........................   6,645      89,708
      Fairpoint Communications, Inc.+...................  14,999     233,534
      Finisar Corp.+#...................................  99,191     118,037
      General Communication, Inc.+......................  27,237     224,433
      Golden Telecom, Inc.#.............................   8,486     222,503
      Intrado, Inc.+#...................................  10,359     132,492
      Iowa Telecommunications Services, Inc.#...........  11,459     215,429
      ITC Deltacom, Inc.+...............................   7,524       4,364
      Ixia+.............................................  16,871     310,258
      JAMDAT Mobile, Inc.+#.............................   3,671     103,559
      KVH Industries, Inc.+#............................   8,645      80,312
      MasTec, Inc.+#....................................  14,079     119,108
      MRV Communications, Inc.+#........................  63,336     117,172
      Netgear, Inc.+#...................................  12,977     255,258
      NMS Communications Corp.+#........................  27,890      90,642
      North Pittsburgh Systems, Inc.#...................   9,000     168,840
      Novatel Wireless, Inc.+#..........................  11,057     137,881
      Powerwave Technologies, Inc.+#....................  62,507     570,689
      Premiere Global Services, Inc.+...................  37,729     424,451
      Price Communications Corp.+.......................  24,055     413,505
      Primus Telecommunications Group, Inc.+............  44,395      39,956
      Remec, Inc.+#.....................................  16,460     102,875
      RF Micro Devices, Inc.+........................... 111,449     518,238
      SafeNet, Inc.+#...................................  14,253     447,829
      SBA Communications Corp.+#........................  27,711     309,809
      Shenandoah Telecommunications Co.#................   3,937     125,984
      Spectralink Corp.#................................  11,421     131,570
      Stratex Networks, Inc.+#..........................  56,823      99,440
      SunCom Wireless Holdings, Inc.+...................  22,889      48,067
      SureWest Communications#..........................   8,742     208,060
      Sycamore Networks, Inc.+.......................... 104,701     353,889
      Symmetricom, Inc.+................................  26,916     303,612
      Syniverse Holdings, Inc.+.........................  10,552     122,720
      Talk America Holdings, Inc.+#.....................  16,006     142,293

                                                               Value
                                                     Shares   (Note 3)

       -----------------------------------------------------------------
       Telecommunications (continued)
         Tekelec+...................................  31,350 $   426,673
         Terayon Communication Systems+#............  40,057     126,981
         Time Warner Telecom, Inc., Class A+#.......  29,764     151,796
         UbiquiTel, Inc.+#..........................  42,196     291,996
         USA Mobility, Inc.+........................  14,529     384,437
         Valor Communications Group, Inc............  17,631     239,782
         ViaSat, Inc.+#.............................  12,490     253,422
         Westell Technologies, Inc., Class A+.......  29,519     176,819
         WJ Communications, Inc.+#..................  20,143      40,487
         Zhone Technologies, Inc.+#.................  32,522      88,135
                                                             -----------
                                                              12,938,412
                                                             -----------
       Textile - Products -- 0.14%
         Angelica Corp..............................   5,357     141,800
         G&K Services, Inc., Class A................  10,464     411,863
         UniFirst Corp.#............................   5,424     198,518
         Wellman, Inc.#.............................  19,127     214,988
                                                             -----------
                                                                 967,169
                                                             -----------
       Therapeutics -- 0.97%
         Abgenix, Inc.+#............................  48,745     350,964
         AtheroGenics, Inc.+#.......................  22,199     316,336
         Bioenvision, Inc.+#........................  18,091     117,953
         BioMarin Pharmaceutical, Inc.+#............  38,607     262,528
         Cell Therapeutics, Inc.+#..................  38,776     115,165
         Corcept Therapeutics, Inc.+#...............   2,703      10,650
         CV Therapeutics, Inc.+#....................  21,561     435,963
         Cypress Biosciences, Inc.+.................  17,615     214,022
         Discovery Laboratories, Inc.+#.............  32,097     226,284
         Dov Pharmaceutical, Inc.+#.................   9,041     136,519
         Dyax Corp.+#...............................  15,702      73,014
         Hollis-Eden Pharmaceuticals+#..............   8,252      70,059
         Inspire Phamaceuticals, Inc.+#.............  24,687     160,465
         Ista Pharmaceuticals, Inc.+#...............   6,294      49,848
         MannKind Corp.+#...........................   7,791     101,127
         Medarex, Inc.+#............................  62,359     472,681
         Medicines Co.+.............................  28,608     627,660
         Nabi Biopharmaceuticals+#..................  34,526     424,325
         Nitromed, Inc.+#...........................   6,819     130,516
         NPS Pharmaceuticals, Inc.+#................  22,332     258,381
         Nuvelo, Inc.+#.............................  21,719     161,155
         Onyx Pharmaceuticals, Inc.+#...............  20,790     519,542
         Renovis, Inc.+.............................   3,577      47,395
         Threshold Pharmaceuticals, Inc.+#..........   3,356      23,358
         Trimeris, Inc.+#...........................   9,357      94,974
         United Therapeutics Corp.+#................  11,927     595,873
         ViaCell, Inc.+#............................   4,522      34,005
         Vicuron Phamaceuticals, Inc.+#.............  30,783     507,304
         Vion Pharmaceuticals, Inc.+#...............  39,520      96,034
                                                             -----------
                                                               6,634,100
                                                             -----------
       Tobacco -- 0.18%
         Alliance One International, Inc.#..........  45,228     289,912
         Universal Corp.............................  15,080     669,552
         Vector Group, Ltd.#........................  14,434     247,543
                                                             -----------
                                                               1,207,007
                                                             -----------
       Utilities - Communication -- 0.18%
         Cincinnati Bell, Inc.+..................... 146,974     580,547
         Commonwealth Telephone Enterprises, Inc.+#.  12,928     675,488
                                                             -----------
                                                               1,256,035
                                                             -----------
       Utilities - Electric -- 1.68%
         Black Hills Corp.#.........................  19,443     712,003
         Calpine Corp.+#............................ 266,211     793,309
         Central Vermont Public Service Corp........   7,259     152,439
         CH Energy Group, Inc.#.....................   9,454     427,321
         Cleco Corp.................................  28,522     595,825

 108 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2005


                                                              Shares/
                                                             Principal    Value
                                                              Amount     (Note 3)
-----------------------------------------------------------------------------------
COMMON STOCK (continued)
Utilities - Electric (continued)
  CMS Energy Corp.+#@.......................................  116,798  $  1,545,237
  Duquesne Light Holdings, Inc.#............................   45,695       869,576
  El Paso Electric Co.+.....................................   28,545       572,898
  Empire District Electric Co...............................   15,220       349,756
  Headwaters, Inc.+#........................................   23,985       793,424
  Idacorp, Inc..............................................   25,007       708,198
  MGE Energy, Inc...........................................   11,977       431,172
  Ormat Technologies, Inc...................................    4,317        73,864
  Otter Tail Corp...........................................   17,368       442,189
  Plug Power, Inc.+#........................................   29,046       180,666
  PNM Resources, Inc.#......................................   36,230     1,055,742
  Sierra Pacific Resources+#................................   70,333       840,479
  UIL Holdings Corp.........................................    7,481       387,815
  UniSource Energy Corp.#...................................   20,479       589,181
                                                                       ------------
                                                                         11,521,094
                                                                       ------------
Utilities - Gas, Distribution -- 0.94%
  EnergySouth, Inc.#........................................    4,065       109,430
  Nicor, Inc.#..............................................   26,426     1,043,827
  Northwest Natural Gas Co..................................   16,374       592,739
  Piedmont Natural Gas Co., Inc.#...........................   45,657     1,116,770
  South Jersey Industries, Inc..............................    8,237       467,038
  Southern Union Co.+.......................................   51,123     1,250,980
  Southwest Gas Corp........................................   22,318       557,503
  WGL Holdings, Inc.........................................   29,179       949,485
  World Fuel Services Corp.#................................   13,450       354,407
                                                                       ------------
                                                                          6,442,179
                                                                       ------------
Utilities - Gas, Pipeline -- 0.08%
  Aquila, Inc.+#............................................  141,375       528,743
                                                                       ------------
Utilities - Miscellaneous -- 0.17%
  Casella Waste Systems, Inc., Class A+.....................   11,779       134,398
  Danielson Holdings Corp.+#................................   27,499       446,859
  Walter Industries, Inc.#..................................   14,138       599,451
                                                                       ------------
                                                                          1,180,708
                                                                       ------------
Water Services -- 0.19%
  American States Water Co.#................................   10,001       279,828
  California Water Service Group#...........................   10,221       368,774
  Connecticut Water Service, Inc.#..........................    4,790       119,846
  Middlesex Water Co.#......................................    6,784       131,202
  Pico Holdings, Inc.+#.....................................    4,786       123,909
  SJW Corp..................................................    3,868       163,230
  Southwest Water Co.#......................................   11,597       123,392
                                                                       ------------
                                                                          1,310,181
                                                                       ------------
Venture Capital -- 0.00%
  Circle Group Holdings, Inc.+#.............................   14,538         6,542
                                                                       ------------
Total Common Stock
   (Cost $577,298,078)......................................            648,682,874
                                                                       ------------
WARRANTS -- 0.00%
Finance Companies -- 0.00%
  Imperial Credit Industries, Inc.
   Expires 1/31/08 (Strike price $2.15)+(2)(3).............. $    255             0
                                                                       ------------
Information Processing - Software -- 0.00%
  Microstrategy, Inc. Expires 6/24/07 (Strike price $40.00).      491            88
                                                                       ------------
Total Warrants
   (Cost $0)................................................                     88
                                                                       ------------

                                                               Shares/
                                                              Principal        Value
                                                               Amount         (Note 3)

-----------------------------------------------------------------------------------------
CORPORATE BONDS -- 0.02%
Metals -- 0.02%
  Mueller Industries, Inc.:
   6.00% due 11/01/14...................................... $    152,000   $     146,680
                                                                           -------------
Total Corporate Bonds
   (Cost $152,000).........................................                      146,680
                                                                           -------------
Total Long-Term Investment Securities
   (Cost $577,450,078).....................................                  648,829,642
                                                                           -------------
SHORT-TERM INVESTMENTS SECURITIES -- 30.01%
Collective Investment Pool -- 25.51%
  Securities Lending Quality Trust(4)......................  175,126,451     175,126,451
                                                                           -------------
Commercial Paper -- 2.77%
  Rabobank USA Financial Corp.:
   3.04% due 06/01/05@.....................................    7,000,000       7,000,000
  San Paolo Financial:
   3.04% due 06/01/05@.....................................   12,000,000      12,000,000
                                                                           -------------
                                                                              19,000,000
                                                                           -------------
Government Agency -- 1.45%
  Federal Home Loan Mtg. Corp. Disc. Notes:
   2.74% due 06/30/05@.....................................   10,000,000       9,977,928
                                                                           -------------
Government Obligations -- 0.28%
  United States Treasury Bills:
   2.62% due 06/09/05@.....................................      155,000         154,910
   2.63% due 06/02/05@.....................................      325,000         324,976
   2.63% due 06/09/05@.....................................       15,000          14,991
   2.65% due 06/23/05@.....................................      750,000         748,752
   2.66% due 06/02/05@.....................................       20,000          19,999
   2.66% due 06/30/05@.....................................       95,000          94,797
   2.66% due 07/07/05@.....................................      100,000          99,735
   2.67% due 06/23/05@.....................................      100,000          99,834
   2.70% due 06/30/05@.....................................       70,000          69,849
   2.72% due 06/09/05@.....................................       20,000          19,988
   2.74% due 07/07/05@.....................................       20,000          19,946
   2.75% due 06/23/05@.....................................       95,000          94,842
   2.76% due 06/23/05@.....................................      160,000         159,733
                                                                           -------------
                                                                               1,922,352
                                                                           -------------
Total Short-Term Investments Securities
   (Cost $206,026,731).....................................                  206,026,731
                                                                           -------------
REPURCHASE AGREEMENT -- 0.75%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $5,134,399 and collateralized
   by Federal National Mtg. Assoc. Bonds, bearing interest
   at 5.75%, due 02/15/08 and having an approximate
   value of $5,289,442 (Cost $5,134,000)@..................    5,134,000       5,134,000
                                                                           -------------
TOTAL INVESTMENTS
   (Cost $788,610,809)(5)..................................       125.26%    859,990,373
Liabilities in excess of other assets......................       (25.26)%  (173,423,634)
                                                            ------------   -------------
NET ASSETS --                                                     100.00%  $ 686,566,739
                                                            ============   =============

--------
+  Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
#  The security or a portion thereof is out on loan (see Note 3).
(1)Security represents an investment in an affiliated company (see Note 4).
(2)Fair valued security (see Note 3)
(3)Illiquid Security
(4)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(5)See Note 6 for cost of investments on a tax basis.


Open Futures Contracts
-------------------------------------------------------------------------------
                                                                   Unrealized
Number of                    Expiration  Value at   Value as of   Appreciation
Contracts    Description        Date    Trade Date  May 31, 2005 (Depreciation)
-------------------------------------------------------------------------------
117 Long  Russell 2000 Index June 2005  $35,791,725 $36,109,125     $317,400
                                                                    ========

See Notes to Financial Statements

 May 31, 2005    SOCIAL AWARENESS FUND - PORTFOLIO PROFILE (Unaudited)     109

Industry Allocation*

                Financial Services......................   9.43%
                Insurance...............................   8.75%
                Banks...................................   7.17%
                Conglomerates...........................   6.98%
                Retail..................................   6.16%
                Information Processing -- Software......   5.48%
                Drugs...................................   5.42%
                Household Products......................   5.37%
                Oil & Gas...............................   4.51%
                Telecommunications......................   4.18%
                Information Processing -- Hardware......   3.94%
                Hospital Supplies.......................   3.48%
                Chemical................................   3.14%
                Multimedia..............................   3.06%
                Machinery...............................   2.48%
                Semiconductors..........................   2.65%
                Utilities -- Electric...................   2.21%
                Beverages...............................   2.07%
                Collective Investment Pool..............   2.04%
                Electronics/Electrical Equipment........   1.90%
                Automotive..............................   1.37%
                Information Processing -- Services......   1.23%
                Leisure & Tourism.......................   1.17%
                Therapeutics............................   1.07%
                Medical -- Biomedical/gene..............   1.02%
                Freight.................................   0.83%
                Utilities -- Gas, Pipeline..............   0.80%
                Repurchase Agreement....................   0.69%
                Utilities -- Communication..............   0.66%
                Metals..................................   0.64%
                Hardware & Tools........................   0.46%
                Apparel & Products......................   0.42%
                Utilities -- Gas, Distribution..........   0.38%
                Building Materials......................   0.27%
                Foods...................................   0.27%
                Commercial Services.....................   0.10%
                Government Obligations..................   0.09%
                Medical Technology......................   0.07%
                Finance Companies.......................   0.04%
                                                         ------
                                                         102.00%
                                                         ======

*  Calculated as a percentage of Net Assets.

 110       SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS        May 31, 2005


                                                             Value
                                                   Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCK -- 99.18%
         Apparel & Products -- 0.42%
           Nike, Inc., Class B....................  20,320 $ 1,670,304
                                                           -----------
         Automotive -- 1.37%
           Danaher Corp...........................  80,690   4,448,440
           Delphi Corp............................ 227,730     990,625
                                                           -----------
                                                             5,439,065
                                                           -----------
         Banks -- 7.17%
           Bank of America Corp................... 231,906  10,741,886
           Synovus Financial Corp................. 152,590   4,435,791
           U.S. Bancorp...........................  53,400   1,566,222
           Wachovia Corp.......................... 125,740   6,381,305
           Wells Fargo & Co.......................  87,720   5,299,165
                                                           -----------
                                                            28,424,369
                                                           -----------
         Beverages -- 2.07%
           Coca-Cola Co...........................  49,460   2,207,400
           Coca-Cola Enterprises, Inc.............  42,615     932,416
           Pepsi Bottling Group, Inc..............  31,780     901,599
           PepsiCo, Inc...........................  73,840   4,157,192
                                                           -----------
                                                             8,198,607
                                                           -----------
         Building Materials -- 0.27%
           Masco Corp.............................  33,570   1,074,911
                                                           -----------
         Chemical -- 3.14%
           Ashland, Inc.#.........................  28,620   1,954,746
           Ecolab, Inc............................  77,490   2,505,252
           PPG Industries, Inc....................  60,335   3,945,306
           Rohm & Haas Co.........................  86,865   4,052,252
                                                           -----------
                                                            12,457,556
                                                           -----------
         Commercial Services -- 0.10%
           Convergys Corp.+.......................   7,080      96,500
           Fluor Corp.............................   5,535     317,986
                                                           -----------
                                                               414,486
                                                           -----------
         Conglomerates -- 6.98%
           3M Co..................................  72,710   5,573,221
           General Electric Co.................... 485,475  17,710,128
           Tyco International, Ltd................ 151,450   4,381,449
                                                           -----------
                                                            27,664,798
                                                           -----------
         Drugs -- 5.42%
           Allergan, Inc..........................  29,610   2,289,149
           Caremark Rx, Inc.+.....................  97,870   4,370,874
           Eli Lilly & Co.........................  23,280   1,357,224
           Forest Laboratories, Inc.+.............  13,510     521,216
           Merck & Co., Inc....................... 124,460   4,037,483
           Pfizer, Inc............................ 132,480   3,696,192
           Wyeth.................................. 119,990   5,203,966
                                                           -----------
                                                            21,476,104
                                                           -----------
         Electronics/Electrical Equipment -- 1.90%
           Emerson Electric Co....................  71,355   4,742,967
           Hawaiian Electric Industries, Inc.#....  28,590     737,622
           JDS Uniphase Corp.+#................... 296,350     453,416
           PerkinElmer, Inc.......................  15,280     292,306
           Thermo Electron Corp.+.................  31,420     826,974
           Xerox Corp.+...........................  34,150     463,416
                                                           -----------
                                                             7,516,701
                                                           -----------
         Finance Companies -- 0.04%
           SLM Corp...............................   3,624     174,930
                                                           -----------
         Financial Services -- 9.43%
           American Express Co....................  70,810   3,813,118
           Capital One Financial Corp.............  39,620   2,987,348
           Citigroup, Inc.@....................... 270,915  12,762,806
           Countrywide Financial Corp.............  20,710     769,791

                                                              Value
                                                    Shares   (Note 3)

         --------------------------------------------------------------
         Financial Services (continued)
           Fannie Mae.............................. 105,020 $ 6,221,385
           Freddie Mac.............................  41,100   2,673,144
           JPMorgan Chase & Co..................... 205,283   7,338,867
           Merrill Lynch & Co., Inc................   4,810     260,991
           Morgan Stanley..........................  11,320     554,227
                                                            -----------
                                                             37,381,677
                                                            -----------
         Foods -- 0.27%
           Sysco Corp..............................  28,770   1,069,093
                                                            -----------
         Freight -- 0.83%
           United Parcel Service, Inc., Class B....  44,641   3,287,810
                                                            -----------
         Hardware & Tools -- 0.46%
           Black & Decker Corp.....................  20,800   1,816,256
                                                            -----------
         Hospital Supplies -- 3.48%
           Johnson & Johnson....................... 163,930  10,999,703
           St. Jude Medical, Inc.+.................  70,240   2,818,029
                                                            -----------
                                                             13,817,732
                                                            -----------
         Household Products -- 5.37%
           Avon Products, Inc...................... 115,230   4,579,240
           Colgate-Palmolive Co....................  35,570   1,777,433
           Gillette Co............................. 112,240   5,919,537
           Procter & Gamble Co..................... 163,325   9,007,374
                                                            -----------
                                                             21,283,584
                                                            -----------
         Information Processing - Hardware -- 3.94%
           Apple Computer, Inc.+...................  17,720     703,661
           Dell, Inc.+............................. 183,820   7,332,580
           Hewlett-Packard Co...................... 148,310   3,338,458
           International Business Machines Corp....  33,730   2,548,301
           Lexmark International, Inc., Class A+...  25,172   1,722,772
           Seagate Technology, Inc.+(1)(4).........  22,401           0
                                                            -----------
                                                             15,645,772
                                                            -----------
         Information Processing - Services -- 1.23%
           eBay, Inc.+.............................  79,510   3,022,175
           First Data Corp.........................  28,610   1,082,316
           Symantec Corp.+.........................  34,210     773,488
                                                            -----------
                                                              4,877,979
                                                            -----------
         Information Processing - Software -- 5.48%
           Adobe Systems, Inc......................  40,920   1,352,815
           Mercury Interactive Corp.+..............  10,580     477,370
           Microsoft Corp.......................... 520,755  13,435,479
           Oracle Corp.+........................... 466,090   5,975,274
           VERITAS Software Corp.+.................  19,120     475,514
                                                            -----------
                                                             21,716,452
                                                            -----------
         Insurance -- 8.75%
           Aetna, Inc..............................  63,010   4,915,410
           AFLAC, Inc.............................. 119,605   4,969,588
           Allstate Corp...........................  97,055   5,648,601
           American International Group, Inc.(3)...  42,160   2,341,988
           Chubb Corp..............................  22,130   1,864,010
           CIGNA Corp..............................  29,820   2,899,995
           Hartford Financial Services Group, Inc..  66,440   4,969,047
           St. Paul Travelers Cos., Inc............  94,900   3,594,812
           UnitedHealth Group, Inc.................  34,360   1,669,209
           WellPoint, Inc.+........................  13,795   1,834,735
                                                            -----------
                                                             34,707,395
                                                            -----------
         Leisure & Tourism -- 1.17%
           McDonald's Corp.........................  51,890   1,605,477
           Starbucks Corp.+........................  55,680   3,048,480
                                                            -----------
                                                              4,653,957
                                                            -----------

 May 31, 2005 SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS - CONTINUED  111


                                                                 Value
                                                       Shares   (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Machinery -- 2.48%
       Caterpillar, Inc...............................  52,450 $ 4,936,070
       Dover Corp.....................................  35,178   1,332,191
       Illinois Tool Works, Inc.......................  42,368   3,577,130
                                                               -----------
                                                                 9,845,391
                                                               -----------
     Medical - Biomedical/Gene -- 1.02%
       Amgen, Inc.+...................................  64,890   4,060,816
                                                               -----------
     Medical Technology -- 0.07%
       Boston Scientific Corp.+.......................  10,530     285,258
                                                               -----------
     Metals -- 0.64%
       Freeport-McMoRan Copper & Gold, Inc., Class B#.  71,940   2,539,482
                                                               -----------
     Multimedia -- 3.06%
       Time Warner, Inc.+............................. 366,880   6,383,712
       Walt Disney Co................................. 210,240   5,768,986
                                                               -----------
                                                                12,152,698
                                                               -----------
     Oil & Gas -- 4.51%
       Baker Hughes, Inc..............................  45,770   2,114,116
       Halliburton Co................................. 106,850   4,566,769
       Nabors Industries, Ltd.+.......................  34,415   1,896,611
       ONEOK, Inc.#...................................  15,180     468,303
       Rowan Cos., Inc................................  14,440     397,100
       Schlumberger, Ltd..............................  75,390   5,154,414
       Transocean, Inc.+..............................  66,090   3,291,943
                                                               -----------
                                                                17,889,256
                                                               -----------
     Retail -- 6.16%
       Bed Bath & Beyond, Inc.+.......................  28,720   1,167,468
       Best Buy Co., Inc..............................  34,928   1,901,131
       CVS Corp.......................................   5,820     319,227
       Home Depot, Inc................................  45,730   1,799,475
       J.C. Penney Co., Inc...........................  47,530   2,365,093
       Lowe's Cos., Inc...............................  55,230   3,159,708
       Staples, Inc................................... 206,520   4,446,376
       Wal-Mart Stores, Inc........................... 196,435   9,277,625
                                                               -----------
                                                                24,436,103
                                                               -----------
     Semiconductors -- 2.65%
       Applied Materials, Inc.........................  17,980     295,052
       Intel Corp..................................... 240,540   6,477,742
       KLA-Tencor Corp................................   2,770     125,786
       LSI Logic Corp.+#.............................. 173,830   1,279,389
       National Semiconductor Corp....................  39,270     790,112
       Xilinx, Inc....................................  54,940   1,524,585
                                                               -----------
                                                                10,492,666
                                                               -----------
     Telecommunications -- 4.18%
       Andrew Corp.+.................................. 103,980   1,378,775
       Cisco Systems, Inc.+........................... 402,985   7,809,849
       Citizens Communications Co.....................  29,270     399,243
       Corning, Inc.+.................................  63,700     998,816
       SBC Communications, Inc........................  43,740   1,022,641
       Verizon Communications, Inc.................... 140,873   4,984,087
                                                               -----------
                                                                16,593,411
                                                               -----------

                                                              Shares/
                                                             Principal      Value
                                                              Amount       (Note 3)

--------------------------------------------------------------------------------------
Therapeutics -- 1.07%
  Gilead Sciences, Inc.+...................................    103,590   $  4,226,472
                                                                         ------------
Utilities - Communication -- 0.66%
  Sprint Corp..............................................    109,800      2,601,162
                                                                         ------------
Utilities - Electric -- 2.21%
  Calpine Corp.+#..........................................    463,361      1,380,816
  NiSource, Inc.#..........................................    140,360      3,382,676
  OGE Energy Corp.#........................................     43,570      1,209,068
  Puget Energy, Inc.#......................................    123,070      2,799,842
                                                                         ------------
                                                                            8,772,402
                                                                         ------------
Utilities - Gas, Distribution -- 0.38%
  AGL Resources, Inc.......................................     30,370      1,070,239
  KeySpan Corp.............................................     10,690        424,820
                                                                         ------------
                                                                            1,495,059
                                                                         ------------
Utilities - Gas, Pipeline -- 0.80%
  National Fuel Gas Co.....................................    112,720      3,156,160
                                                                         ------------
Total Long-Term Investment Securities
   (Cost $363,315,237).....................................               393,315,874
                                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 2.13%
Collective Investment Pool -- 2.04%
  Securities Lending Quality Trust(2)...................... $8,107,663      8,107,663
                                                                         ------------
Government Obligations -- 0.09%
  United States Treasury Bills
   2.65% due 07/07/05@.....................................    350,000        349,074
                                                                         ------------
Total Short-Term Investment Securities
   (Cost $8,456,737).......................................                 8,456,737
                                                                         ------------
REPURCHASE AGREEMENT -- 0.69%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $2,726,212 and collateralized
   by Federal Home Loan Mtg. Corp. Notes, bearing interest
   at 2.25%, due 11/28/05 and having an approximate
   value of $2,808,756 (Cost $2,726,000)@..................  2,726,000      2,726,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $374,497,974)(5)..................................     102.00%   404,498,611
Liabilities in excess of other assets......................      (2.00)%   (7,935,117)
                                                            ----------   ------------
NET ASSETS --                                                   100.00%  $396,563,494
                                                            ==========   ============

--------
+  Non-income producing
#  The security or a portion thereof is out on loan (see Note 3).
@ The security or a portion thereof represents collateral for open futures contracts.
(1)Fair valued security (see Note 2)
(2)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(3)Security represents an investment in an affiliated company (see Note 4).
(4)Illiquid security
(5)See Note 6 for cost of investments on a tax basis.

   Open Futures Contracts
   -------------------------------------------------------------------------
                                                                Unrealized
   Number of               Expiration  Value at  Value as of   Appreciation
   Contracts  Description     Date    Trade Date May 31, 2005 (Depreciation)
   -------------------------------------------------------------------------
    12 Long  S&P 500 Index June 2005  $3,582,600  $3,576,900     $(5,700)
                                                                 =======

See Notes to Financial Statements

 112      STOCK INDEX FUND - PORTFOLIO PROFILE (Unaudited)        May 31, 2005

Industry Allocation*

                Oil & Gas...............................   8.17%
                Financial Services......................   7.68%
                Collective Investment Pool..............   7.48%
                Banks...................................   6.43%
                Retail..................................   5.93%
                Drugs...................................   5.57%
                Insurance...............................   5.51%
                Telecommunications......................   5.24%
                Conglomerates...........................   4.96%
                Information Processing -- Software......   3.93%
                Information Processing -- Hardware......   3.51%
                Semiconductors..........................   3.27%
                Hospital Supplies.......................   3.25%
                Utilities -- Electric...................   3.06%
                Household Products......................   2.75%
                Multimedia..............................   2.54%
                Beverages...............................   2.32%
                Aerospace/Defense.......................   2.24%
                Leisure & Tourism.......................   1.96%
                Information Processing -- Services......   1.80%
                Chemical................................   1.65%
                Tobacco.................................   1.42%
                Foods...................................   1.41%
                Electronics/Electrical Equipment........   1.35%
                Machinery...............................   1.05%
                Medical -- Biomedical/Gene..............   1.03%
                Freight.................................   1.02%
                Medical Technology......................   1.01%
                Broadcasting............................   0.86%
                Automotive..............................   0.70%
                Paper/Forest Products...................   0.69%
                Finance Companies.......................   0.65%
                Commercial Services.....................   0.56%
                Savings & Loan..........................   0.56%
                Railroads & Equipment...................   0.53%
                Apparel & Products......................   0.52%
                Real Estate Investment Trusts...........   0.52%
                Metals..................................   0.48%
                Utilities -- Communication..............   0.45%
                Healthcare..............................   0.42%
                Building Materials......................   0.31%
                Publishing..............................   0.27%
                Hospital Management.....................   0.25%
                Home Builders...........................   0.21%
                Advertising.............................   0.19%
                Pollution Control.......................   0.17%
                Repurchase Agreement....................   0.17%
                Therapeutics............................   0.16%
                Utilities -- Gas, Distribution..........   0.16%
                Heavy Duty Trucks/Parts.................   0.15%
                Mining..................................   0.15%
                Schools.................................   0.12%
                Hardware & Tools........................   0.11%
                Airlines................................   0.10%
                Appliances/Furnishings..................   0.10%
                Utilities -- Gas, Pipeline..............   0.09%
                Photography.............................   0.07%
                Human Resources.........................   0.04%
                Government Obligations..................   0.04%
                                                         ------
                                                         107.34%
                                                         ======

*  Calculated as a percentage of Net Assets.

 May 31, 2005         STOCK INDEX FUND - SCHEDULE OF INVESTMENTS           113


                                                            Value
                                                Shares     (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 99.43%
          Advertising -- 0.19%
            Interpublic Group of Cos., Inc.+..   172,100 $  2,123,714
            Omnicom Group, Inc.#..............    75,800    6,207,262
                                                         ------------
                                                            8,330,976
                                                         ------------
          Aerospace/Defense -- 2.24%
            Boeing Co.........................   338,900   21,655,710
            General Dynamics Corp.............    81,500    8,800,370
            Goodrich Corp.....................    48,900    2,046,954
            Honeywell International, Inc......   346,300   12,546,449
            L-3 Communications Holdings, Inc..    46,900    3,319,582
            Lockheed Martin Corp..............   163,400   10,603,026
            Northrop Grumman Corp.............   146,700    8,174,124
            Raytheon Co.......................   184,400    7,221,104
            Rockwell Collins, Inc.#...........    72,700    3,590,653
            United Technologies Corp..........   208,500   22,246,950
                                                         ------------
                                                          100,204,922
                                                         ------------
          Airlines -- 0.10%
            Delta Air Lines, Inc.+#...........    57,000      219,450
            Southwest Airlines Co.............   300,000    4,365,000
                                                         ------------
                                                            4,584,450
                                                         ------------
          Apparel & Products -- 0.52%
            Coach, Inc.+......................   155,600    4,518,624
            Jones Apparel Group, Inc.#........    49,900    1,592,309
            Liz Claiborne, Inc................    44,200    1,659,710
            Nike, Inc., Class B...............    93,500    7,685,700
            Reebok International, Ltd.#.......    22,900      932,259
            TJX Cos., Inc.....................   196,100    4,496,573
            VF Corp...........................    40,800    2,302,344
                                                         ------------
                                                           23,187,519
                                                         ------------
          Appliances/Furnishings -- 0.10%
            Leggett & Platt, Inc..............    77,800    2,072,592
            Maytag Corp.#.....................    32,400      472,716
            Whirlpool Corp.#..................    27,300    1,878,240
                                                         ------------
                                                            4,423,548
                                                         ------------
          Automotive -- 0.70%
            AutoNation, Inc.+.................    92,000    1,840,000
            AutoZone, Inc.+...................    27,600    2,498,352
            Cooper Tire & Rubber Co.#.........    26,100      496,944
            Danaher Corp.#....................   112,000    6,174,560
            Delphi Corp.#.....................   228,500      993,975
            Ford Motor Co.#...................   745,400    7,439,092
            General Motors Corp.#.............   229,900    7,248,747
            Genuine Parts Co.#................    71,200    3,058,752
            Goodyear Tire & Rubber Co.+#......    71,600    1,030,324
            Visteon Corp.#....................    52,800      402,864
                                                         ------------
                                                           31,183,610
                                                         ------------
          Banks -- 6.43%
            AmSouth Bancorp.#.................   144,600    3,855,036
            Bank of America Corp.............. 1,650,400   76,446,528
            Bank of New York Co., Inc.........   317,000    9,135,940
            BB&T Corp.#.......................   223,400    8,922,596
            Comerica, Inc.#...................    69,300    3,872,484
            Compass Bancshares, Inc...........    50,400    2,246,328
            Fifth Third Bancorp#..............   211,800    9,026,916
            First Horizon National Corp.#.....    50,200    2,119,946
            Huntington Bancshares, Inc.#......    94,400    2,201,408
            KeyCorp#..........................   165,500    5,421,780
            M&T Bank Corp.....................    40,100    4,095,814
            Marshall & Ilsley Corp.#..........    84,700    3,685,297
            Mellon Financial Corp.............   172,600    4,791,376
            National City Corp................   242,000    8,363,520
            North Fork Bancorp., Inc..........   191,700    5,225,742
            Northern Trust Corp...............    82,900    3,806,768
            PNC Financial Services Group......   115,100    6,290,215

                                                                Value
                                                    Shares     (Note 3)

       ------------------------------------------------------------------
       Banks (continued)
         Providian Financial Corp.+#..............   119,300 $  2,125,926
         Regions Financial Corp.#.................   189,200    6,372,256
         State Street Bank & Trust Co.............   135,800    6,518,400
         SunTrust Banks, Inc......................   138,100   10,165,541
         Synovus Financial Corp.#.................   126,600    3,680,262
         U.S. Bancorp.............................   754,500   22,129,485
         Wachovia Corp............................   645,500   32,759,125
         Wells Fargo & Co.........................   690,400   41,707,064
         Zions Bancorp............................    36,600    2,592,744
                                                             ------------
                                                              287,558,497
                                                             ------------
       Beverages -- 2.32%
         Anheuser-Busch Cos., Inc.#...............   316,300   14,818,655
         Brown-Forman Corp., Class B..............    36,700    2,188,054
         Coca-Cola Co.............................   922,300   41,162,249
         Coca-Cola Enterprises, Inc...............   143,700    3,144,156
         Molson Coors Brewing Co..................    32,700    1,911,969
         Pepsi Bottling Group, Inc.#..............    80,600    2,286,622
         PepsiCo, Inc.............................   683,200   38,464,160
                                                             ------------
                                                              103,975,865
                                                             ------------
       Broadcasting -- 0.86%
         Clear Channel Communications, Inc........   214,500    6,269,835
         Comcast Corp., Class A+#.................   900,600   28,999,320
         Univision Communications, Inc., Class A+.   118,800    3,161,268
                                                             ------------
                                                               38,430,423
                                                             ------------
       Building Materials -- 0.31%
         American Standard Cos., Inc.#............    73,400    3,141,520
         Masco Corp...............................   182,400    5,840,448
         Sherwin-Williams Co......................    51,600    2,293,620
         Vulcan Materials Co.#....................    42,000    2,517,060
                                                             ------------
                                                               13,792,648
                                                             ------------
       Chemical -- 1.65%
         Air Products & Chemicals, Inc............    92,700    5,583,321
         Ashland, Inc.............................    27,100    1,850,930
         Dow Chemical Co..........................   388,200   17,581,578
         E.I. du Pont de Nemours and Co...........   405,900   18,878,409
         Eastman Chemical Co......................    31,800    1,869,204
         Ecolab, Inc..............................    90,000    2,909,700
         Engelhard Corp...........................    49,800    1,464,120
         Great Lakes Chemical Corp.#..............    21,000      711,900
         Hercules, Inc.+#.........................    45,600      632,016
         Monsanto Co..............................   108,400    6,178,800
         PPG Industries, Inc......................    70,600    4,616,534
         Praxair, Inc.............................   131,500    6,163,405
         Rohm & Haas Co.#.........................    79,200    3,694,680
         Sigma-Aldrich Corp.#.....................    28,100    1,683,471
                                                             ------------
                                                               73,818,068
                                                             ------------
       Commercial Services -- 0.56%
         Ball Corp................................    44,800    1,682,240
         Cendant Corp.............................   429,600    9,111,816
         Cintas Corp.#............................    60,900    2,458,533
         Convergys Corp.+.........................    57,900      789,177
         Fluor Corp.#.............................    34,900    2,005,005
         Moody's Corp.#...........................   111,800    4,837,586
         Paychex, Inc.#...........................   144,700    4,178,936
                                                             ------------
                                                               25,063,293
                                                             ------------
       Conglomerates -- 4.96%
         3M Co....................................   314,400   24,098,760
         Eaton Corp...............................    62,300    3,728,655
         General Electric Co...................... 4,315,400  157,425,792
         ITT Industries, Inc......................    37,600    3,572,000
         Loews Corp...............................    65,000    4,894,500
         Textron, Inc.#...........................    55,100    4,258,679
         Tyco International, Ltd..................   819,600   23,711,028
                                                             ------------
                                                              221,689,414
                                                             ------------

 114   STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED     May 31, 2005


                                                               Value
                                                   Shares     (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Drugs -- 5.57%
         Abbott Laboratories.....................   634,700 $ 30,617,928
         Allergan, Inc.#.........................    53,500    4,136,085
         Bristol-Myers Squibb Co.................   795,500   20,173,880
         Caremark Rx, Inc.+......................   186,000    8,306,760
         Eli Lilly & Co..........................   461,100   26,882,130
         Forest Laboratories, Inc.+#.............   143,000    5,516,940
         King Pharmaceuticals, Inc.+.............    98,400      930,864
         Merck & Co., Inc........................   898,900   29,160,316
         Mylan Laboratories, Inc.#...............   109,700    1,810,050
         Pfizer, Inc............................. 3,037,500   84,746,250
         Schering-Plough Corp....................   600,500   11,709,750
         Watson Pharmaceuticals, Inc.+...........    44,600    1,340,676
         Wyeth...................................   543,900   23,588,943
                                                            ------------
                                                             248,920,572
                                                            ------------
       Electronics/Electrical Equipment -- 1.35%
         Agilent Technologies, Inc.+.............   175,900    4,223,359
         American Power Conversion Corp.#........    73,200    1,863,672
         Applera Corp.-Applied Biosystems Group#.    80,000    1,712,800
         Comverse Technology, Inc.+..............    80,400    1,891,812
         Emerson Electric Co.....................   170,700   11,346,429
         Fisher Scientific International, Inc.+..    47,800    2,985,588
         Jabil Circuit, Inc.+#...................    74,800    2,186,404
         JDS Uniphase Corp.+#....................   588,100      899,793
         Johnson Controls, Inc...................    77,900    4,413,814
         Millipore Corp.+........................    20,300    1,045,247
         Molex, Inc..............................    68,300    1,809,267
         NVIDIA Corp.+...........................    67,600    1,838,044
         Parker Hannifin Corp....................    49,000    2,956,170
         Perkinelmer, Inc........................    52,800    1,010,064
         Pitney Bowes, Inc.......................    94,000    4,193,340
         PMC-Sierra, Inc.+.......................    73,200      641,964
         Sanmina-SCI Corp.+......................   213,100    1,093,203
         Solectron Corp.+........................   395,300    1,442,845
         Symbol Technologies, Inc................    98,800    1,137,188
         Tektronix, Inc..........................    36,400      825,188
         Thermo Electron Corp.+..................    65,200    1,716,064
         W. W. Grainger, Inc.....................    34,000    1,849,260
         Waters Corp.+...........................    49,100    1,907,535
         Xerox Corp.+#...........................   389,700    5,288,229
                                                            ------------
                                                              60,277,279
                                                            ------------
       Finance Companies -- 0.43%
         MBNA Corp...............................   520,200   10,971,018
         SLM Corp................................   175,000    8,447,250
                                                            ------------
                                                              19,418,268
                                                            ------------
       Financial Services -- 7.68%
         American Express Co.....................   477,600   25,718,760
         Bear Stearns Cos., Inc..................    46,200    4,575,648
         Capital One Financial Corp..............   100,600    7,585,240
         Charles Schwab Corp.....................   467,300    5,299,182
         CIT Group, Inc..........................    85,800    3,639,636
         Citigroup, Inc.......................... 2,127,400  100,221,814
         Countrywide Financial Corp..............   236,300    8,783,271
         E*TRADE Group, Inc.+....................   151,000    1,864,850
         Equifax, Inc.#..........................    55,100    1,911,419
         Fannie Mae..............................   394,000   23,340,560
         Federated Investors, Inc., Class B......    38,800    1,148,868
         Franklin Resources, Inc.................    80,600    5,814,484
         Freddie Mac.............................   280,100   18,217,704
         Goldman Sachs Group, Inc................   182,300   17,774,250
         H & R Block, Inc.#......................    67,300    3,359,616
         Janus Capital Group, Inc.#..............    96,300    1,479,168
         JPMorgan Chase & Co..................... 1,446,800   51,723,100
         Lehman Brothers Holdings, Inc...........   112,300   10,354,060
         Merrill Lynch & Co., Inc................   378,900   20,559,114
         Morgan Stanley..........................   453,000   22,178,880
         Principal Financial Group, Inc..........   122,000    4,866,580
         T. Rowe Price Group, Inc.#..............    50,400    3,006,864
                                                            ------------
                                                             343,423,068
                                                            ------------

                                                                 Value
                                                     Shares     (Note 3)

     ---------------------------------------------------------------------
     Foods -- 1.41%
       Archer-Daniels-Midland Co...................   253,700 $  5,035,945
       Campbell Soup Co............................   132,600    4,114,578
       ConAgra Foods, Inc..........................   209,900    5,488,885
       General Mills, Inc..........................   148,700    7,360,650
       H J Heinz Co................................   142,600    5,186,362
       Hershey Foods Corp.#........................    89,100    5,721,111
       Kellogg Co..................................   142,900    6,500,521
       McCormick & Co., Inc.#......................    55,300    1,871,352
       Sara Lee Corp...............................   321,400    6,521,206
       Sysco Corp.#................................   259,300    9,635,588
       Wm. Wrigley Jr. Co. #.......................    79,700    5,441,119
                                                              ------------
                                                                62,877,317
                                                              ------------
     Freight -- 1.02%
       FedEx Corp..................................   122,600   10,962,892
       Ryder System, Inc...........................    26,100      958,914
       United Parcel Service, Inc., Class B........   455,600   33,554,940
                                                              ------------
                                                                45,476,746
                                                              ------------
     Hardware & Tools -- 0.11%
       Black & Decker Corp.........................    32,700    2,855,364
       Snap-on, Inc................................    23,600      814,436
       Stanley Works...............................    30,700    1,369,527
                                                              ------------
                                                                 5,039,327
                                                              ------------
     Healthcare -- 0.42%
       Bausch & Lomb, Inc.#........................    21,900    1,710,171
       Health Management Associates, Inc., Class A.    99,400    2,506,868
       Laboratory Corp. of America Holdings+#......    55,000    2,664,750
       Manor Care, Inc.#...........................    35,100    1,363,986
       McKesson Corp...............................   120,100    4,836,427
       Medco Health Solutions, Inc.+...............   112,100    5,605,000
                                                              ------------
                                                                18,687,202
                                                              ------------
     Heavy Duty Trucks/Parts -- 0.15%
       Dana Corp.#.................................    61,200      829,260
       Navistar International Corp.+...............    26,800      817,668
       PACCAR, Inc.................................    70,700    5,002,025
                                                              ------------
                                                                 6,648,953
                                                              ------------
     Home Builders -- 0.21%
       Centex Corp.#...............................    51,500    3,372,220
       KB Home.....................................    34,000    2,296,360
       Pulte Homes, Inc............................    48,200    3,684,890
                                                              ------------
                                                                 9,353,470
                                                              ------------
     Hospital Management -- 0.25%
       HCA, Inc.#..................................   167,600    9,050,400
       Tenet Healthcare Corp.+.....................   190,600    2,310,072
                                                              ------------
                                                                11,360,472
                                                              ------------
     Hospital Supplies -- 3.25%
       AmerisourceBergen Corp.#....................    43,000    2,776,510
       Becton, Dickinson and Co....................   103,000    5,917,350
       Cardinal Health, Inc.#......................   176,500   10,224,645
       CR Bard, Inc.#..............................    42,700    2,914,275
       Hospira, Inc.+..............................    63,600    2,421,888
       Johnson & Johnson........................... 1,210,700   81,237,970
       Medtronic, Inc..............................   492,400   26,466,500
       St. Jude Medical, Inc.+.....................   146,900    5,893,628
       Stryker Corp.#..............................   152,500    7,419,125
                                                              ------------
                                                               145,271,891
                                                              ------------
     Household Products -- 2.75%
       Alberto-Culver Co., Class B.................    34,600    1,533,818
       Avon Products, Inc.#........................   191,900    7,626,106
       Clorox Co...................................    62,500    3,650,625
       Colgate-Palmolive Co........................   213,900   10,688,583
       Fortune Brands, Inc.........................    59,000    5,103,500

 May 31, 2005   STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED     115


                                                                  Value
                                                      Shares     (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Household Products (continued)
      Gillette Co...................................   403,600 $ 21,285,864
      International Flavors & Fragrances, Inc.......    36,100    1,338,949
      Kimberly-Clark Corp...........................   195,900   12,602,247
      Newell Rubbermaid, Inc.#......................   111,900    2,550,201
      Procter & Gamble Co........................... 1,027,000   56,639,050
                                                               ------------
                                                                123,018,943
                                                               ------------
    Human Resources -- 0.04%
      Robert Half International, Inc.#..............    65,600    1,636,064
                                                               ------------
    Information Processing - Hardware -- 3.51%
      Apple Computer, Inc.+.........................   332,700   13,211,517
      Dell, Inc.+................................... 1,001,100   39,933,879
      EMC Corp.+....................................   979,300   13,768,958
      Gateway, Inc.+#...............................   121,800      421,428
      Hewlett-Packard Co............................ 1,178,901   26,537,062
      International Business Machines Corp..........   664,700   50,218,085
      Lexmark International, Inc., Class A+.........    51,500    3,524,660
      Network Appliance, Inc.+......................   149,000    4,285,240
      Sun Microsystems, Inc.+....................... 1,375,200    5,239,512
                                                               ------------
                                                                157,140,341
                                                               ------------
    Information Processing - Services -- 1.80%
      Affiliated Computer Services, Inc., Class A+#.    51,600    2,669,268
      Computer Sciences Corp.+......................    77,800    3,602,918
      eBay, Inc.+...................................   492,700   18,727,527
      Electronic Data Systems Corp.#................   210,700    4,150,790
      First Data Corp...............................   326,400   12,347,712
      Fiserv, Inc.+#................................    78,700    3,384,100
      Monster Worldwide, Inc.+......................    49,100    1,295,258
      NCR Corp.+....................................    75,800    2,776,554
      SunGard Data Systems, Inc.+...................   117,600    4,081,896
      Symantec Corp.+#..............................   288,800    6,529,768
      Unisys Corp.+.................................   137,400      994,776
      Yahoo!, Inc.+#................................   530,800   19,745,760
                                                               ------------
                                                                 80,306,327
                                                               ------------
    Information Processing - Software -- 3.93%
      Adobe Systems, Inc............................   198,000    6,545,880
      Autodesk, Inc.................................    93,400    3,696,772
      Automatic Data Processing, Inc.#..............   237,400   10,398,120
      BMC Software, Inc.+...........................    90,100    1,533,502
      Citrix Systems, Inc.+#........................    69,100    1,738,556
      Computer Associates International, Inc........   216,600    5,906,682
      Compuware Corp.+..............................   157,700    1,080,245
      IMS Health, Inc...............................    94,500    2,319,975
      Intuit, Inc.+#................................    75,400    3,258,788
      Mercury Interactive Corp.+....................    34,400    1,552,128
      Microsoft Corp................................ 4,119,700  106,288,260
      Novell, Inc.+#................................   154,200      902,070
      Oracle Corp.+................................. 1,829,400   23,452,908
      Parametric Technology Corp.+#.................   110,200      663,404
      Siebel Systems, Inc.+.........................   209,500    1,931,590
      VERITAS Software Corp.+.......................   171,800    4,272,666
                                                               ------------
                                                                175,541,546
                                                               ------------
    Insurance -- 5.51%
      ACE, Ltd......................................   115,800    5,004,876
      Aetna, Inc....................................   119,800    9,345,598
      AFLAC, Inc....................................   204,300    8,488,665
      Allstate Corp.................................   276,500   16,092,300
      AMBAC Financial Group, Inc....................    44,300    3,196,245
      American International Group, Inc.(2)......... 1,060,400   58,905,220
      Aon Corp......................................   128,900    3,213,477
      Chubb Corp....................................    78,000    6,569,940
      CIGNA Corp....................................    53,500    5,202,875
      Cincinnati Financial Corp.....................    67,945    2,681,789
      Hartford Financial Services Group, Inc.#......   120,300    8,997,237
      Humana, Inc.+.................................    65,400    2,377,944

                                                                    Value
                                                         Shares    (Note 3)

   --------------------------------------------------------------------------
   Insurance (continued)
     Jefferson-Pilot Corp...............................  55,600 $  2,802,240
     Lincoln National Corp.#............................  71,000    3,232,630
     Marsh & McLennan Cos., Inc......................... 215,300    6,252,312
     MBIA, Inc.#........................................  57,300    3,204,789
     MetLife, Inc....................................... 298,400   13,308,640
     MGIC Investment Corp...............................  39,500    2,422,930
     Progressive Corp.#.................................  81,500    7,829,705
     Prudential Financial, Inc.......................... 213,300   13,504,023
     Safeco Corp........................................  51,800    2,787,358
     St. Paul Travelers Cos., Inc....................... 272,500   10,322,300
     Torchmark Corp.....................................  44,100    2,326,275
     UnitedHealth Group, Inc............................ 522,200   25,368,476
     UnumProvident Corp.#............................... 121,200    2,225,232
     WellPoint, Inc.+................................... 124,100   16,505,300
     Xl Capital, Ltd., Class A#.........................  56,700    4,268,376
                                                                 ------------
                                                                  246,436,752
                                                                 ------------
   Leisure & Tourism -- 1.96%
     Brunswick Corp.....................................  39,500    1,700,080
     Carnival Corp...................................... 214,500   11,347,050
     Darden Restaurants, Inc............................  60,200    1,955,296
     Electronic Arts, Inc.+............................. 125,300    6,583,262
     Harley-Davidson, Inc.#............................. 118,800    5,824,764
     Harrah's Entertainment, Inc.#......................  46,400    3,331,984
     Hasbro, Inc........................................  68,000    1,372,240
     Hilton Hotels Corp.#............................... 156,700    3,796,841
     International Game Technology...................... 140,400    3,956,472
     Marriott International, Inc., Class A#.............  81,900    5,531,526
     Mattel, Inc........................................ 169,700    3,085,146
     McDonald's Corp.................................... 517,900   16,023,826
     Sabre Holdings Corp., Class A#.....................  53,600    1,075,752
     Starbucks Corp.+................................... 162,700    8,907,825
     Starwood Hotels & Resorts Worldwide, Inc., Class B.  86,500    4,841,405
     Wendy's International, Inc.........................  46,500    2,098,545
     Yum! Brands, Inc................................... 118,600    6,082,994
                                                                 ------------
                                                                   87,515,008
                                                                 ------------
   Machinery -- 1.05%
     Caterpillar, Inc................................... 139,600   13,137,756
     Cooper Industries, Ltd., Class A...................  37,800    2,605,932
     Cummins, Inc.#.....................................  17,500    1,189,125
     Deere & Co......................................... 100,500    6,648,075
     Dover Corp.#.......................................  83,000    3,143,210
     Illinois Tool Works, Inc........................... 111,900    9,447,717
     Ingersoll-Rand Co., Class A#.......................  70,500    5,457,405
     Pall Corp..........................................  50,500    1,474,095
     Rockwell Automation, Inc.#.........................  71,200    3,657,544
                                                                 ------------
                                                                   46,760,859
                                                                 ------------
   Medical - Biomedical/Gene -- 1.03%
     Amgen, Inc.+....................................... 510,000   31,915,800
     Biogen Idec, Inc.+................................. 135,800    5,309,780
     Genzyme Corp.+..................................... 100,900    6,295,151
     MedImmune, Inc.+................................... 101,300    2,674,320
                                                                 ------------
                                                                   46,195,051
                                                                 ------------
   Medical Technology -- 1.01%
     Baxter International, Inc.......................... 252,300    9,309,870
     Biomet, Inc.#...................................... 102,800    3,874,532
     Boston Scientific Corp.+........................... 309,400    8,381,646
     Chiron Corp.+#.....................................  60,100    2,256,154
     Guidant Corp....................................... 131,300    9,701,757
     Quest Diagnostics, Inc.............................  37,200    3,906,000
     Zimmer Holdings, Inc.+#............................ 100,400    7,688,632
                                                                 ------------
                                                                   45,118,591
                                                                 ------------
   Metals -- 0.48%
     Alcoa, Inc......................................... 354,800    9,615,080
     Allegheny Technologies, Inc.#......................  36,500      775,990

 116   STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED     May 31, 2005


                                                                   Value
                                                       Shares     (Note 3)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Metals (continued)
      Freeport-McMoRan Copper & Gold, Inc., Class B#.    72,900 $  2,573,370
      Nucor Corp.....................................    65,000    3,442,400
      Phelps Dodge Corp.#............................    39,300    3,434,820
      United States Steel Corp.......................    46,400    1,845,328
                                                                ------------
                                                                  21,686,988
                                                                ------------
    Mining -- 0.15%
      Newmont Mining Corp............................   180,700    6,729,268
                                                                ------------
    Multimedia -- 2.54%
      Gannett Co., Inc...............................   102,300    7,617,258
      McGraw-Hill Cos., Inc..........................   155,200    6,776,032
      Meredith Corp.#................................    18,600      922,560
      News Corp., Class A#........................... 1,173,800   18,933,394
      Time Warner, Inc.+............................. 1,871,100   32,557,140
      Viacom, Inc., Class B..........................   694,100   23,800,689
      Walt Disney Co.................................   833,500   22,871,240
                                                                ------------
                                                                 113,478,313
                                                                ------------
    Oil & Gas -- 8.17%
      Amerada Hess Corp.#............................    34,800    3,231,180
      Anadarko Petroleum Corp........................    96,400    7,297,480
      Apache Corp....................................   132,900    7,809,204
      Baker Hughes, Inc..............................   137,700    6,360,363
      BJ Services Co.................................    66,200    3,333,170
      Burlington Resources, Inc......................   157,500    7,982,100
      ChevronTexaco Corp.............................   856,800   46,078,704
      ConocoPhillips.................................   283,200   30,540,288
      Devon Energy Corp..............................   195,100    8,955,090
      Dynegy, Inc., Class A+#........................   134,900      627,285
      El Paso Corp...................................   261,800    2,707,012
      EOG Resources, Inc.............................    97,300    4,854,297
      Exxon Mobil Corp.@............................. 2,599,700  146,103,140
      Halliburton Co.................................   205,300    8,774,522
      Kerr-McGee Corp.#..............................    47,400    3,500,964
      Kinder Morgan, Inc.............................    44,800    3,481,408
      Marathon Oil Corp..............................   141,200    6,846,788
      Nabors Industries, Ltd.+#......................    57,700    3,179,847
      National-Oilwell Varco, Inc.+..................    68,400    3,078,000
      Noble Corp.#...................................    55,200    3,125,424
      Occidental Petroleum Corp......................   161,700   11,821,887
      Peoples Energy Corp.#..........................    15,500      662,625
      Rowan Cos., Inc.#..............................    43,700    1,201,750
      Schlumberger, Ltd..............................   240,000   16,408,800
      Sunoco, Inc....................................    28,300    2,902,731
      Transocean, Inc.+..............................   130,700    6,510,167
      Unocal Corp....................................   110,100    6,274,599
      Valero Energy Corp.............................   104,400    7,163,928
      XTO Energy, Inc................................   141,366    4,399,310
                                                                ------------
                                                                 365,212,063
                                                                ------------
    Paper/Forest Products -- 0.69%
      Avery Dennison Corp.#..........................    41,400    2,171,430
      Bemis Co., Inc.................................    43,600    1,184,176
      Georgia-Pacific Corp...........................   105,800    3,506,212
      International Paper Co.........................   199,600    6,429,116
      Louisiana-Pacific Corp.#.......................    45,100    1,135,618
      Meadwestvaco Corp..............................    82,600    2,368,968
      Pactiv Corp.+..................................    60,500    1,382,425
      Plum Creek Timber Co., Inc.#...................    74,900    2,625,245
      Sealed Air Corp.+#.............................    34,100    1,766,039
      Temple-Inland, Inc.#...........................    50,700    1,811,004
      Weyerhaeuser Co................................    98,900    6,344,435
                                                                ------------
                                                                  30,724,668
                                                                ------------
    Photography -- 0.07%
      Eastman Kodak Co.#.............................   116,700    3,066,876
                                                                ------------

                                                                   Value
                                                       Shares     (Note 3)

    ------------------------------------------------------------------------
    Pollution Control -- 0.17%
      Allied Waste Industries, Inc.+#................   110,500 $    851,955
      Waste Management, Inc..........................   231,500    6,826,935
                                                                ------------
                                                                   7,678,890
                                                                ------------
    Publishing -- 0.27%
      Dow Jones & Co., Inc.#.........................    28,800    1,022,400
      Knight-Ridder, Inc.#...........................    30,800    1,942,864
      New York Times Co., Class A#...................    59,400    1,863,378
      R. R. Donnelley & Sons Co......................    87,700    2,916,025
      Tribune Co.....................................   121,500    4,395,870
                                                                ------------
                                                                  12,140,537
                                                                ------------
    Railroads & Equipment -- 0.53%
      Burlington Northern Santa Fe Corp..............   154,000    7,610,680
      CSX Corp.......................................    87,800    3,650,724
      Norfolk Southern Corp..........................   162,900    5,199,768
      Union Pacific Corp.............................   106,300    7,117,848
                                                                ------------
                                                                  23,579,020
                                                                ------------
    Real Estate Investment Trusts -- 0.52%
      Apartment Investment & Management Co., Class A.    39,000    1,446,900
      Archstone-Smith Trust..........................    81,400    2,997,148
      Equity Office Properties Trust.................   164,200    5,334,858
      Equity Residential.............................   115,200    4,135,680
      Prologis Trust.................................    74,900    3,058,916
      Simon Property Group, Inc. #...................    90,100    6,191,672
                                                                ------------
                                                                  23,165,174
                                                                ------------
    Retail -- 5.93%
      Albertson's, Inc.#.............................   149,900    3,146,401
      Bed Bath & Beyond, Inc.+.......................   123,200    5,008,080
      Best Buy Co., Inc..............................   121,500    6,613,245
      Big Lots, Inc.+#...............................    46,000      582,360
      Circuit City Stores, Inc.......................    77,900    1,276,781
      Costco Wholesale Corp..........................   192,300    8,734,266
      CVS Corp.......................................   162,800    8,929,580
      Dillard's, Inc., Class A#......................    28,800      688,896
      Dollar General Corp............................   122,800    2,408,108
      Express Scripts, Inc., Class A+#...............    31,000    2,864,090
      Family Dollar Stores, Inc.#....................    68,300    1,753,261
      Federated Department Stores, Inc...............    68,800    4,640,560
      Gap, Inc.......................................   322,700    6,776,700
      Home Depot, Inc................................   894,000   35,178,900
      J.C. Penney Co., Inc...........................   110,000    5,473,600
      Kohl's Corp.+#.................................   132,700    6,461,163
      Kroger Co.+....................................   298,100    4,999,137
      Limited Brands, Inc.#..........................   155,500    3,198,635
      Lowe's Cos., Inc...............................   314,600   17,998,266
      May Department Stores Co.#.....................   118,800    4,533,408
      Nordstrom, Inc.#...............................    51,300    3,131,352
      Office Depot, Inc.+............................   127,300    2,510,356
      OfficeMax, Inc.................................    28,500      864,975
      RadioShack Corp................................    64,600    1,625,336
      Safeway, Inc.+.................................   182,100    4,008,021
      Sears Holdings Corp.+..........................    38,999    5,721,153
      Staples, Inc...................................   302,450    6,511,749
      SUPERVALU, Inc.#...............................    55,100    1,805,076
      Target Corp....................................   364,500   19,573,650
      Tiffany & Co...................................    59,300    1,846,009
      Toys "R" Us, Inc.+.............................    87,600    2,295,120
      Wal-Mart Stores, Inc........................... 1,379,300   65,144,339
      Walgreen Co.#..................................   415,800   18,852,372
                                                                ------------
                                                                 265,154,945
                                                                ------------
    Savings & Loan -- 0.56%
      Golden West Financial Corp.#...................   115,000    7,201,300
      Sovereign Bancorp, Inc.#.......................   152,600    3,406,032
      Washington Mutual, Inc.#.......................   355,500   14,682,150
                                                                ------------
                                                                  25,289,482
                                                                ------------

 May 31, 2005   STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED     117


                                                                 Value
                                                     Shares     (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Schools -- 0.12%
        Apollo Group, Inc., Class A+#..............    67,400 $  5,290,900
                                                              ------------
      Semiconductors -- 3.27%
        Advanced Micro Devices, Inc.+#.............   160,300    2,628,920
        Altera Corp.+#.............................   151,500    3,361,785
        Analog Devices, Inc........................   151,600    5,621,328
        Applied Materials, Inc.....................   679,000   11,142,390
        Applied Micro Circuits Corp.+..............   125,500      360,185
        Broadcom Corp., Class A+...................   118,400    4,202,016
        Freescale Semiconductor, Inc., Class B+....   163,400    3,300,680
        Intel Corp................................. 2,535,200   68,272,936
        KLA-Tencor Corp............................    80,000    3,632,800
        Linear Technology Corp.....................   125,000    4,683,750
        LSI Logic Corp.+#..........................   156,800    1,154,048
        Maxim Integrated Products, Inc.............   133,000    5,240,200
        Micron Technology, Inc.+#..................   249,900    2,743,902
        National Semiconductor Corp................   144,600    2,909,352
        Novellus Systems, Inc.+#...................    57,000    1,519,050
        QLogic Corp.+..............................    37,400    1,197,548
        Teradyne, Inc.+#...........................    79,100    1,029,091
        Texas Instruments, Inc.....................   700,800   19,370,112
        Xilinx, Inc.#..............................   141,800    3,934,950
                                                              ------------
                                                               146,305,043
                                                              ------------
      Telecommunications -- 5.24%
        ADC Telecommunications, Inc.+..............    47,171      856,625
        Alltel Corp................................   133,200    7,748,244
        Andrew Corp.+#.............................    65,600      869,856
        Avaya, Inc.+#..............................   195,400    1,787,910
        BellSouth Corp.............................   745,700   19,954,932
        CenturyTel, Inc.#..........................    54,800    1,796,892
        Ciena Corp.+#..............................   232,900      507,722
        Cisco Systems, Inc.+....................... 2,631,700   51,002,346
        Citizens Communications Co.................   136,600    1,863,224
        Corning, Inc.+.............................   573,900    8,998,752
        Lucent Technologies, Inc.+#................ 1,804,000    5,069,240
        Motorola, Inc..............................   998,200   17,338,734
        Nextel Communications, Inc., Class A+......   458,700   13,843,566
        QUALCOMM, Inc..............................   670,000   24,964,200
        Qwest Communications International, Inc.+#.   680,400    2,667,168
        SBC Communications, Inc.................... 1,344,900   31,443,762
        Scientific-Atlanta, Inc....................    61,900    2,061,270
        Tellabs, Inc.+.............................   188,100    1,546,182
        Verizon Communications, Inc................ 1,127,700   39,898,026
                                                              ------------
                                                               234,218,651
                                                              ------------
      Therapeutics -- 0.16%
        Gilead Sciences, Inc.+.....................   176,200    7,188,960
                                                              ------------
      Tobacco -- 1.42%
        Altria Group, Inc..........................   842,200   56,545,308
        Reynolds American, Inc.#...................    47,500    3,938,225
        UST, Inc...................................    67,300    2,998,888
                                                              ------------
                                                                63,482,421
                                                              ------------
      Utilities - Communication -- 0.45%
        AT&T Corp..................................   325,800    6,121,782
        Sprint Corp................................   601,700   14,254,273
                                                              ------------
                                                                20,376,055
                                                              ------------
      Utilities - Electric -- 3.06%
        AES Corp.+.................................   264,100    3,932,449
        Allegheny Energy, Inc.+#...................    66,000    1,595,880
        Ameren Corp.#..............................    79,600    4,344,568
        American Electric Power Co., Inc.#.........   156,100    5,571,209
        Calpine Corp.+#............................   217,500      648,150
        CenterPoint Energy, Inc.#..................   117,900    1,445,454
        Cinergy Corp...............................    78,000    3,215,940
        CMS Energy Corp.+#.........................    87,800    1,161,594

                                                               Shares/
                                                              Principal        Value
                                                               Amount         (Note 3)

------------------------------------------------------------------------------------------
Utilities - Electric (continued)
  Cons. Edison, Inc.#......................................       98,800   $    4,496,388
  Constellation Energy Group, Inc..........................       72,100        3,853,745
  Dominion Resources, Inc..................................      138,700        9,751,997
  DTE Energy Co............................................       70,900        3,370,586
  Duke Energy Corp.#.......................................      381,800       10,491,864
  Edison International, Inc................................      132,700        4,876,725
  Entergy Corp.............................................       86,800        6,234,844
  Exelon Corp..............................................      270,600       12,677,610
  FirstEnergy Corp.........................................      134,300        5,949,490
  FPL Group, Inc...........................................      159,300        6,475,545
  NiSource, Inc............................................      110,500        2,663,050
  PG&E Corp.#..............................................      146,900        5,254,613
  Pinnacle West Capital Corp...............................       39,500        1,742,740
  PPL Corp.#...............................................       77,100        4,434,021
  Progress Energy, Inc.....................................      100,600        4,449,538
  Public Service Enterprise Group, Inc.#...................       97,100        5,389,050
  Southern Co..............................................      302,500       10,269,875
  TECO Energy, Inc.#.......................................       84,100        1,486,888
  TXU Corp.................................................       97,800        7,851,384
  Xcel Energy, Inc.........................................      163,300        3,009,619
                                                                           --------------
                                                                              136,644,816
                                                                           --------------
Utilities - Gas, Distribution -- 0.16%
  Keyspan Corp.#...........................................       70,400        2,797,696
  Nicor, Inc.#.............................................       18,000          711,000
  Sempra Energy............................................       97,000        3,847,990
                                                                           --------------
                                                                                7,356,686
                                                                           --------------
Utilities - Gas, Pipeline -- 0.09%
  Williams Cos., Inc.......................................      232,100        4,272,961
                                                                           --------------
Total Long-Term Investment Securities
   (Cost $3,029,234,314)...................................                 4,445,709,997
                                                                           --------------
SHORT-TERM INVESTMENTS SECURITIES -- 7.74%
Collective Investment Pool -- 7.48%
  Securities Lending Quality Trust(1)...................... $334,632,421      334,632,421
                                                                           --------------
Commercial Paper -- 0.22%
  San Paolo Financial:
   3.04% due 06/01/05@.....................................   10,000,000       10,000,000
                                                                           --------------
Government Obligations -- 0.04%
  United States Treasury Bills:
   2.54% due 06/30/05@.....................................      110,000          109,775
   2.65% due 06/23/05@.....................................    1,500,000        1,497,580
                                                                           --------------
                                                                                1,607,355
                                                                           --------------
Total Short-Term Investment Securities
   (Cost $346,239,776).....................................                   346,239,776
                                                                           --------------
REPURCHASE AGREEMENT -- 0.17%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.80%, dated 05/31/05, to be repurchased
   06/01/05 in the amount of $7,489,582 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   2.50%, due 12/15/05 and having an approximate value
   of $7,716,472 (Cost $7,489,000)@........................    7,489,000        7,489,000
                                                                           --------------
TOTAL INVESTMENTS
   (Cost $3,382,963,090)(3)................................       107.34%   4,799,438,773
Liabilities in excess of other assets......................        (7.34)%   (328,292,473)
                                                            ------------   --------------
NET ASSETS --                                                     100.00%  $4,471,146,300
                                                            ============   ==============

--------
+  Non-income producing
#  The security or a portion thereof is out on loan (see Note 3).
@ The security or a portion thereof represents collateral for open futures contracts.

 118   STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED     May 31, 2005

(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)Security represents an investment in an affiliated company (see Note 4).
(3)See Note 6 for cost of investments on a tax basis.

   Open Futures Contracts
   --------------------------------------------------------------------------
                                                                 Unrealized
   Number of               Expiration  Value at   Value as of   Appreciation
   Contracts  Description     Date    Trade Date  May 31, 2005 (Depreciation)
   --------------------------------------------------------------------------
    84 Long  S&P 500 Index June 2005  $24,864,800 $25,038,300     $173,500
                                                                  ========

See Notes to Financial Statements

 May 31, 2005         VALUE FUND - PORTFOLIO PROFILE (Unaudited)           119

Industry Allocation*

                Financial Services...................... 13.10%
                Oil & Gas...............................  9.57%
                Aerospace/Defense.......................  9.42%
                Banks...................................  7.63%
                Insurance...............................  6.18%
                Utilities -- Electric...................  6.06%
                Tobacco.................................  5.49%
                Information Processing -- Software......  4.86%
                Broadcasting............................  4.78%
                Commercial Services.....................  4.77%
                Conglomerates...........................  4.45%
                Telecommunications......................  3.76%
                Rupurchase Agreement....................  3.72%
                Metals..................................  3.14%
                Information Processing -- Services......  3.00%
                Chemical................................  2.13%
                Leisure & Tourism.......................  2.12%
                Information Processing -- Hardware......  2.06%
                Drugs...................................  1.18%
                Multimedia..............................  1.03%
                Utilities -- Gas, Distribution..........  0.98%
                                                         -----
                                                         99.43%
                                                         =====

*  Calculated as a percentage of Net Assets.

 120            VALUE FUND - SCHEDULE OF INVESTMENTS              May 31, 2005


                                                               Value
                                                     Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 95.71%
         Aerospace/Defense -- 9.42%
           Empresa Brasileira de Aeronautica SA ADR.   5,800 $  175,740
           Honeywell International, Inc.............  32,430  1,174,939
           Raytheon Co..............................  20,610    807,087
                                                             ----------
                                                              2,157,766
                                                             ----------
         Banks -- 7.63%
           Bank of America Corp.....................  16,970    786,050
           Wells Fargo & Co.........................  15,890    959,915
                                                             ----------
                                                              1,745,965
                                                             ----------
         Broadcasting -- 4.78%
           UnitedGlobalCom, Inc., Class A+.......... 120,190  1,093,729
                                                             ----------
         Chemical -- 2.13%
           Praxair, Inc.............................  10,390    486,979
                                                             ----------
         Commercial Services -- 4.77%
           Cendant Corp.............................  51,490  1,092,103
                                                             ----------
         Conglomerates -- 4.45%
           General Electric Co......................   9,190    335,251
           Tyco International, Ltd..................  23,650    684,195
                                                             ----------
                                                              1,019,446
                                                             ----------
         Drugs -- 1.18%
           Wyeth....................................   6,210    269,328
                                                             ----------
         Financial Services -- 13.10%
           Alliance Capital Management Holding, LP..   3,800    172,520
           Capital One Financial Corp...............   6,100    459,940
           Citigroup, Inc...........................  24,560  1,157,021
           Countrywide Financial Corp...............   7,710    286,581
           Franklin Resources, Inc..................   3,100    223,634
           Freddie Mac..............................   3,690    239,998
           Lehman Brothers Holdings, Inc............   4,970    458,234
                                                             ----------
                                                              2,997,928
                                                             ----------
         Information Processing - Hardware -- 2.06%
           International Business Machines Corp.....   6,260    472,943
                                                             ----------
         Information Processing - Services -- 3.00%
           Synopsys, Inc.+..........................  37,980    686,299
                                                             ----------
         Information Processing - Software -- 4.86%
           Compuware Corp.+.........................  24,970    171,045
           Microsoft Corp...........................  27,650    713,370
           Novell, Inc.+............................  39,170    229,144
                                                             ----------
                                                              1,113,559
                                                             ----------
         Insurance -- 6.18%
           Everest Reinsurance Group, Ltd...........   2,600    232,674
           Genworth Financial, Inc..................  28,530    827,085
           Platinum Underwriters Holdings, Ltd......  11,700    355,680
                                                             ----------
                                                              1,415,439
                                                             ----------
         Leisure & Tourism -- 2.12%
           Take-Two Interactive Software, Inc.+.....  18,820    484,803
                                                             ----------
         Metals -- 3.14%
           Alcan, Inc...............................  23,840    719,253
                                                             ----------
         Multimedia -- 1.03%
           News Corp., Class A......................  14,600    235,498
                                                             ----------
         Oil & Gas -- 9.57%
           BP, PLC ADR..............................  18,130  1,091,426
           Halliburton Co...........................  17,581    751,412
           Petroleo Brasileiro SA ADR...............   7,370    347,864
                                                             ----------
                                                              2,190,702
                                                             ----------
         Telecommunications -- 3.76%
           IDT Corp., Class B+......................  30,330    415,521
           Verizon Communications, Inc..............  12,600    445,788
                                                             ----------
                                                                861,309
                                                             ----------

                                                                      Shares/
                                                                     Principal   Value
                                                                      Amount    (Note 3)

------------------------------------------------------------------------------------------
Tobacco -- 5.49%
  Altria Group, Inc.................................................   18,710  $ 1,256,189
                                                                               -----------
Utilities - Electric -- 6.06%
  AES Corp.+........................................................   46,020      685,238
  CMS Energy Corp.+.................................................   17,600      232,848
  PG&E Corp.........................................................    5,930      212,116
  Reliant Resources, Inc.+..........................................   20,840      256,332
                                                                               -----------
                                                                                 1,386,534
                                                                               -----------
Utilities - Gas, Distribution -- 0.98%
  Sempra Energy.....................................................    5,651      224,175
                                                                               -----------
Total Long-Term Investment Securities
  (Cost $20,617,631)................................................            21,909,947
                                                                               -----------
REPURCHASE AGREEMENT -- 3.72%
  Agreement with State Street Bank & Trust Co., bearing interest at
   2.80%, dated 05/31/05, to be repurchased 06/01/05 in the
   amount of $851,066 and collateralized by Federal Home Loan
   Mtg. Corp. Notes, bearing interest at 2.88%, due 12/29/06
   and having an approximate value of $868,292......................
   (Cost $851,000)..................................................  851,000      851,000
                                                                               -----------
TOTAL INVESTMENTS
   (Cost $21,468,631)(1)............................................    99.43%  22,760,947
Other assets less liabilities.......................................     0.57%     129,420
                                                                      -------  -----------
NET ASSETS --                                                          100.00% $22,890,367
                                                                      =======  ===========

--------
ADR American Depository Receipt
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 May 31, 2005            STATEMENTS OF ASSETS AND LIABILITIES              121

                                                             ASSET          BLUE CHIP       CAPITAL
                                                           ALLOCATION        GROWTH       CONSERVATION     CORE EQUITY
                                                              FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+....................................... $  166,502,078  $   48,093,999  $   83,715,278  $  530,112,150
Long-term investment securities, at value (affiliated)*+      1,479,463         166,650          54,875       2,231,721
Short-term investment securities, at value*.............     11,342,843         950,281       4,492,736               -
Repurchase agreements (cost equals market value)........      8,049,000               -       3,073,000       9,101,000
                                                         --------------  --------------  --------------  --------------
Total Investments.......................................    187,373,384      49,210,930      91,335,889     541,444,871
                                                         --------------  --------------  --------------  --------------
Cash....................................................          2,346          12,658             971           1,278
Foreign cash*...........................................              -           2,122               -               -
Receivable for-
   Fund shares sold.....................................        108,789          43,158         199,416          54,218
   Dividends and interest...............................        754,716          43,159         776,771         942,932
   Investments sold.....................................        555,815          54,423         750,764       3,431,639
Prepaid expenses and other assets.......................         19,977           1,100           5,777          16,149
Due from investment adviser for expense
 reimbursements/fee waivers.............................              -             781               -          42,555
Variation margin on futures contracts...................              -               -               -               -
Collateral received for securities loaned...............              -               -               -               -
Unrealized appreciation on forward currency contracts...              -               -               -               -
                                                         --------------  --------------  --------------  --------------
TOTAL ASSETS............................................    188,815,027      49,368,331      93,069,588     545,933,642
                                                         --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed.................................         38,734          17,772          19,195         509,733
   Investments purchased................................      1,140,998         291,759       1,552,572       4,027,640
   Investment advisory and management fees..............         78,882          32,116          36,566         366,736
   Administrative service fee...........................         11,043           2,810           5,119          32,089
   Transfer agent fees and expenses.....................            234             234             234             312
   Directors' fees and expenses.........................         39,847           6,787          20,576         181,996
   Other accrued expenses...............................         61,466          26,160          39,990         195,414
Variation margin on futures contracts...................        134,300               -               -               -
Collateral upon return of securities loaned.............              -         352,550       4,492,736               -
Due to custodian........................................              -               -               -               -
Due to custodian for foreign cash*......................             49               -               -               -
Call and put options written, at value@.................              -               -               -               -
                                                         --------------  --------------  --------------  --------------
TOTAL LIABILITIES.......................................      1,505,553         730,188       6,166,988       5,313,920
                                                         --------------  --------------  --------------  --------------
NET ASSETS.............................................. $  187,309,474  $   48,638,143  $   86,902,600  $  540,619,722
                                                         ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.......... $      152,561  $       58,473  $       89,966  $      436,874
Additional paid-in capital..............................    159,708,876      45,510,050      86,529,495     698,285,452
Accumulated undistributed net investment income
 (loss).................................................        171,032          43,175         161,031         108,018
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options contracts,
 and foreign exchange transactions......................     10,335,727      (2,700,297)       (295,799)   (193,688,490)
Unrealized appreciation (depreciation) on investments...     17,020,784       5,726,809         417,907      35,477,868
Unrealized appreciation (depreciation) on futures
 contracts and options contracts........................        (79,500)              -               -               -
Unrealized foreign exchange gain (loss) on other
 assets and liabilities.................................             (6)            (67)              -               -
                                                         --------------  --------------  --------------  --------------
   NET ASSETS........................................... $  187,309,474  $   48,638,143  $   86,902,600  $  540,619,722
                                                         ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...............  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding..........................................     15,256,104       5,847,265       8,996,643      43,687,438
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE.......................... $        12.28  $         8.32  $         9.66  $        12.37
                                                         ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)....... $  149,944,312  $   42,286,630  $   83,296,873  $  493,999,402
                                                         ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)......... $    1,016,445  $      247,210  $       55,373  $    2,866,601
                                                         ==============  ==============  ==============  ==============
   Short-term investment securities..................... $   11,342,843  $      950,281  $    4,492,736  $            -
                                                         ==============  ==============  ==============  ==============
   Foreign cash......................................... $          (43) $        2,189  $            -  $            -
                                                         ==============  ==============  ==============  ==============
  @Premiums received on options written................. $            -  $            -  $            -  $            -
                                                         ==============  ==============  ==============  ==============
  +Including securities on loan......................... $            -  $      343,342  $    4,427,350  $            -
                                                         ==============  ==============  ==============  ==============

                                                           GOVERNMENT       GROWTH &         HEALTH         INCOME &
                                                           SECURITIES        INCOME         SCIENCES         GROWTH
                                                              FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+....................................... $  133,681,181  $  165,814,362  $  152,235,530  $  230,628,220
Long-term investment securities, at value (affiliated)*+              -               -               -               -
Short-term investment securities, at value*.............      7,289,045       4,008,060      27,587,607      16,989,701
Repurchase agreements (cost equals market value)........      1,368,000       2,551,000               -               -
                                                         --------------  --------------  --------------  --------------
Total Investments.......................................    142,338,226     172,373,422     179,823,137     247,617,921
                                                         --------------  --------------  --------------  --------------
Cash....................................................            329             740               -          26,681
Foreign cash*...........................................              -               -          14,217               -
Receivable for-
   Fund shares sold.....................................         53,200          47,054         250,354          96,632
   Dividends and interest...............................      1,081,141         281,024          71,463         533,279
   Investments sold.....................................              -       1,409,641         604,773       3,046,677
Prepaid expenses and other assets.......................          5,543           4,265           3,907           5,418
Due from investment adviser for expense
 reimbursements/fee waivers.............................              -           6,886               -          18,480
Variation margin on futures contracts...................              -               -               -               -
Collateral received for securities loaned...............        153,563               -         647,955               -
Unrealized appreciation on forward currency contracts...              -               -               -               -
                                                         --------------  --------------  --------------  --------------
TOTAL ASSETS............................................    143,632,002     174,123,032     181,415,806     251,345,088
                                                         --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed.................................        484,343         170,996          94,973          74,087
   Investments purchased................................              -               -         284,977       2,664,791
   Investment advisory and management fees..............         57,516         107,532         127,703         149,499
   Administrative service fee...........................          8,052          10,037           8,939          13,591
   Transfer agent fees and expenses.....................            312             234             234             234
   Directors' fees and expenses.........................         44,272          46,662          21,512          49,330
   Other accrued expenses...............................         46,383          55,295          39,882          52,368
Variation margin on futures contracts...................              -               -               -               -
Collateral upon return of securities loaned.............      7,442,608       4,008,060      27,313,308      16,989,701
Due to custodian........................................              -               -         222,489               -
Due to custodian for foreign cash*......................              -               -               -               -
Call and put options written, at value@.................              -               -       2,760,939               -
                                                         --------------  --------------  --------------  --------------
TOTAL LIABILITIES.......................................      8,083,486       4,398,816      30,874,956      19,993,601
                                                         --------------  --------------  --------------  --------------
NET ASSETS.............................................. $  135,548,516  $  169,724,216  $  150,540,850  $  231,351,487
                                                         ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.......... $      133,613  $      121,021  $      158,564  $      234,452
Additional paid-in capital..............................    136,275,180     183,472,058     136,048,416     239,633,978
Accumulated undistributed net investment income
 (loss).................................................        202,436          36,644             616          73,590
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options contracts,
 and foreign exchange transactions......................     (2,767,930)    (28,559,693)      4,537,732     (24,490,640)
Unrealized appreciation (depreciation) on investments...      1,705,217      14,654,186       9,707,450      15,900,107
Unrealized appreciation (depreciation) on futures
 contracts and options contracts........................              -               -          88,806               -
Unrealized foreign exchange gain (loss) on other
 assets and liabilities.................................              -               -            (734)              -
                                                         --------------  --------------  --------------  --------------
   NET ASSETS........................................... $  135,548,516  $  169,724,216  $  150,540,850  $  231,351,487
                                                         ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...............  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding..........................................     13,361,255      12,102,073      15,856,394      23,445,176
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE.......................... $        10.14  $        14.02  $         9.49  $         9.87
                                                         ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)....... $  131,975,964  $  151,160,176  $  142,528,080  $  214,728,113
                                                         ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)......... $            -  $            -  $            -  $            -
                                                         ==============  ==============  ==============  ==============
   Short-term investment securities..................... $    7,289,045  $    4,008,060  $   27,587,607  $   16,989,701
                                                         ==============  ==============  ==============  ==============
   Foreign cash......................................... $            -  $            -  $       14,877  $            -
                                                         ==============  ==============  ==============  ==============
  @Premiums received on options written................. $            -  $            -  $    2,849,745  $            -
                                                         ==============  ==============  ==============  ==============
  +Including securities on loan......................... $    7,343,708  $    4,003,478  $   26,123,760  $   16,444,236
                                                         ==============  ==============  ==============  ==============

See Notes to Financial Statements

 122      STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED        May 31, 2005

                                                         INFLATION                    INTERNATIONAL   INTERNATIONAL
                                                         PROTECTED     INTERNATIONAL   GOVERNMENT       GROWTH I
                                                           FUND        EQUITIES FUND    BOND FUND         FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+..................................... $    9,980,774 $  466,888,693  $  145,338,921 $  358,853,428
Long-term investment securities, at value
 (affiliated)*+.......................................              -              -               -              -
Short-term investment securities, at value*...........      1,517,000      9,905,392               -     89,319,045
Repurchase agreements (cost equals market value)......              -     19,819,000       5,102,000     13,650,000
                                                       -------------- --------------  -------------- --------------
Total Investments.....................................     11,497,774    496,613,085     150,440,921    461,822,473
                                                       -------------- --------------  -------------- --------------
Cash..................................................             67            498         489,457            382
Foreign cash*.........................................              -      4,070,929         729,908      1,583,936
Receivable for-
   Fund shares sold...................................         81,958      3,504,653         105,816         63,504
   Dividends and interest.............................         78,602      1,832,978       2,210,081      1,339,418
   Investments sold...................................              -     18,874,281         512,557      3,419,535
Prepaid expenses and other assets.....................             87         10,657           4,912          9,180
Due from investment adviser for expense
 reimbursements/fee waivers...........................         11,590              -               -        109,737
Variation margin on futures contracts.................              -         84,972               -              -
Collateral received for securities loaned.............              -              -               -        119,382
Unrealized appreciation on forward currency
 contracts............................................              -              -          96,628              -
                                                       -------------- --------------  -------------- --------------
TOTAL ASSETS..........................................     11,670,078    524,992,053     154,590,280    468,467,547
                                                       -------------- --------------  -------------- --------------
LIABILITIES
Payable for-
   Fund shares redeemed...............................            621         75,352          36,463        227,037
   Investments purchased..............................        754,239     21,316,132       6,205,619      3,933,870
   Investment advisory and management fees............          4,244        143,655          63,496        305,766
   Administrative service fee.........................            594         28,731           8,890         22,530
   Transfer agent fees and expenses...................            502          1,892              78            156
   Directors' fees and expenses.......................            520         32,035          34,759         84,304
   Other accrued expenses.............................         36,356        252,821          69,676        266,159
Variation margin on futures contracts.................              -              -               -              -
Collateral upon return of securities loaned...........              -      9,196,573               -     89,438,427
Due to custodian......................................              -              -               -              -
Due to custodian for foreign cash*....................              -              -               -              -
Call and put options written, at value@...............              -              -               -              -
                                                       -------------- --------------  -------------- --------------
TOTAL LIABILITIES.....................................        797,076     31,047,191       6,418,981     94,278,249
                                                       -------------- --------------  -------------- --------------
NET ASSETS............................................ $   10,873,002 $  493,944,862  $  148,171,299 $  374,189,298
                                                       ============== ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share........ $       10,690 $      653,399  $      113,623 $      463,517
Additional paid-in capital............................     10,720,538    474,060,140     130,565,058    512,026,592
Accumulated undistributed net investment income
 (loss)...............................................         25,375        343,842         973,719        614,089
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options contracts,
 and foreign exchange transactions....................          3,889     (7,134,291)      7,179,927   (168,757,197)
Unrealized appreciation (depreciation) on
 investments..........................................        112,510     26,074,745       9,297,873     29,842,709
Unrealized appreciation (depreciation) on futures
 contracts and options contracts......................              -        375,295               -              -
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...............................              -       (428,268)         41,099           (412)
                                                       -------------- --------------  -------------- --------------
   NET ASSETS......................................... $   10,873,002 $  493,944,862  $  148,171,299 $  374,189,298
                                                       ============== ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).............  1,000,000,000  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding........................................      1,069,023     65,339,922      11,362,306     46,351,660
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE........................ $        10.17 $         7.56  $        13.04 $         8.07
                                                       ============== ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)..... $    9,868,264 $  440,813,948  $  136,041,048 $  329,010,719
                                                       ============== ==============  ============== ==============
   Long-term investment securities (affiliated)....... $            - $            -  $            - $            -
                                                       ============== ==============  ============== ==============
   Short-term investment securities................... $    1,517,000 $    9,905,392  $            - $   89,319,045
                                                       ============== ==============  ============== ==============
   Foreign cash....................................... $            - $    4,146,720  $      744,441 $    1,596,499
                                                       ============== ==============  ============== ==============
  @Premiums received on options written............... $            - $            -  $            - $            -
                                                       ============== ==============  ============== ==============
  +Including securities on loan....................... $            - $    8,889,110  $            - $   83,973,748
                                                       ============== ==============  ============== ==============

                                                          LARGE CAP     LARGE CAPITAL     MID CAP       MID CAPITAL
                                                           GROWTH          GROWTH          INDEX          GROWTH
                                                            FUND            FUND           FUND            FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+..................................... $  363,713,738  $    9,686,215  $1,875,798,845 $    8,984,486
Long-term investment securities, at value
 (affiliated)*+.......................................              -               -               -              -
Short-term investment securities, at value*...........      9,750,550               -     265,913,300        884,000
Repurchase agreements (cost equals market value)......              -          97,000       9,367,000              -
                                                       --------------  --------------  -------------- --------------
Total Investments.....................................    373,464,288       9,783,215   2,151,079,145      9,868,486
                                                       --------------  --------------  -------------- --------------
Cash..................................................              -          64,780               -         13,708
Foreign cash*.........................................              -               -               -              -
Receivable for-
   Fund shares sold...................................         70,905               -       2,369,506              -
   Dividends and interest.............................        419,439          12,240       1,702,653          4,271
   Investments sold...................................      4,249,377          36,136       3,910,015        111,872
Prepaid expenses and other assets.....................          9,691             171          50,818            169
Due from investment adviser for expense
 reimbursements/fee waivers...........................         11,292          45,915               -         45,548
Variation margin on futures contracts.................              -               -               -              -
Collateral received for securities loaned.............              -               -          40,673              -
Unrealized appreciation on forward currency
 contracts............................................              -               -               -              -
                                                       --------------  --------------  -------------- --------------
TOTAL ASSETS..........................................    378,224,992       9,942,457   2,159,152,810     10,044,054
                                                       --------------  --------------  -------------- --------------
LIABILITIES
Payable for-
   Fund shares redeemed...............................        228,484               -         340,963              -
   Investments purchased..............................      2,386,404          32,065       6,156,653          7,123
   Investment advisory and management fees............        260,217           6,141         438,711          5,735
   Administrative service fee.........................         21,429             573         110,948            573
   Transfer agent fees and expenses...................            154             502           2,054            502
   Directors' fees and expenses.......................        102,579             570         276,340            572
   Other accrued expenses.............................         84,515          53,377         261,134         53,341
Variation margin on futures contracts.................              -               -          16,275              -
Collateral upon return of securities loaned...........      9,750,550               -     225,904,096              -
Due to custodian......................................         98,817               -         311,705              -
Due to custodian for foreign cash*....................              -               -               -              -
Call and put options written, at value@...............              -               -               -              -
                                                       --------------  --------------  -------------- --------------
TOTAL LIABILITIES.....................................     12,933,149          93,228     233,818,879         67,846
                                                       --------------  --------------  -------------- --------------
NET ASSETS............................................ $  365,291,843  $    9,849,229  $1,925,333,931 $    9,976,208
                                                       ==============  ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share........ $      571,968  $       10,001  $      897,037 $       10,002
Additional paid-in capital............................    675,625,428       9,991,069   1,539,636,266      9,973,947
Accumulated undistributed net investment income
 (loss)...............................................        172,809          11,595         219,700           (327)
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options contracts,
 and foreign exchange transactions....................   (332,824,034)       (375,192)     69,615,493       (304,935)
Unrealized appreciation (depreciation) on
 investments..........................................     21,745,672         211,756     314,181,360        297,521
Unrealized appreciation (depreciation) on futures
 contracts and options contracts......................              -               -         784,075              -
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...............................              -               -               -              -
                                                       --------------  --------------  -------------- --------------
   NET ASSETS......................................... $  365,291,843  $    9,849,229  $1,925,333,931 $    9,976,208
                                                       ==============  ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).............  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding........................................     57,196,816       1,000,106      89,703,745      1,000,154
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE........................ $         6.39  $         9.85  $        21.46 $         9.97
                                                       ==============  ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)..... $  341,968,066  $    9,474,459  $1,561,617,485 $    8,686,965
                                                       ==============  ==============  ============== ==============
   Long-term investment securities (affiliated)....... $            -  $            -  $            - $            -
                                                       ==============  ==============  ============== ==============
   Short-term investment securities................... $    9,750,550  $            -  $  265,913,300 $      884,000
                                                       ==============  ==============  ============== ==============
   Foreign cash....................................... $            -  $            -  $            - $            -
                                                       ==============  ==============  ============== ==============
  @Premiums received on options written............... $            -  $            -  $            - $            -
                                                       ==============  ==============  ============== ==============
  +Including securities on loan....................... $    9,708,188  $            -  $  220,271,448 $            -
                                                       ==============  ==============  ============== ==============

See Notes to Financial Statements

 May 31, 2005      STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED        123

                                                           MONEY       NASDAQ-100(R)     SCIENCE &
                                                          MARKET I         INDEX         TECHNOLOGY       SMALL CAP
                                                            FUND           FUND             FUND            FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+..................................... $            - $   87,609,925  $ 1,184,539,048  $  599,714,419
Long-term investment securities, at value
 (affiliated)*+.......................................              -              -                -         738,469
Short-term investment securities, at value*...........    402,585,467      8,059,912      140,336,525     113,107,608
Repurchase agreements (cost equals market value)......      6,473,000      2,395,000                -               -
                                                       -------------- --------------  ---------------  --------------
Total Investments.....................................    409,058,467     98,064,837    1,324,875,573     713,560,496
                                                       -------------- --------------  ---------------  --------------
Cash..................................................         19,883            694                -           1,160
Foreign cash*.........................................              -              -           82,449               -
Receivable for-
   Fund shares sold...................................        570,715        205,380          290,844         113,648
   Dividends and interest.............................        336,128         62,128          968,728         254,314
   Investments sold...................................              -              -        9,430,481      11,203,485
Prepaid expenses and other assets.....................         15,210          2,127           49,570          14,531
Due from investment adviser for expense
 reimbursements/fee waivers...........................          2,151              -                -          65,720
Variation margin on futures contracts.................              -              -                -               -
Collateral received for securities loaned.............              -              -                -               -
Unrealized appreciation on forward currency
 contracts............................................              -              -                -               -
                                                       -------------- --------------  ---------------  --------------
TOTAL ASSETS..........................................    410,002,554     98,335,166    1,335,697,645     725,213,354
                                                       -------------- --------------  ---------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed...............................      1,666,952        106,306          944,752         503,663
   Investments purchased..............................              -              -        4,888,542       7,423,266
   Investment advisory and management fees............        175,830         29,546          896,898         455,336
   Administrative service fee.........................         24,616          5,171           69,759          35,415
   Transfer agent fees and expenses...................          2,513          1,269            1,581             156
   Directors' fees and expenses.......................        126,396         14,270          273,384         130,640
   Other accrued expenses.............................         72,794         50,540          189,305         122,573
Variation margin on futures contracts.................              -         12,600                -               -
Collateral upon return of securities loaned...........              -      7,595,585      118,197,215     109,619,614
Due to custodian......................................              -              -                -               -
Due to custodian for foreign cash*....................              -              -                -               -
Call and put options written, at value@...............              -              -                -               -
                                                       -------------- --------------  ---------------  --------------
TOTAL LIABILITIES.....................................      2,069,101      7,815,287      125,461,436     118,290,663
                                                       -------------- --------------  ---------------  --------------
NET ASSETS............................................ $  407,933,453 $   90,519,879  $ 1,210,236,209  $  606,922,691
                                                       ============== ==============  ===============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share........ $    4,079,336 $      211,472  $     1,074,292  $      551,010
Additional paid-in capital............................    403,854,117     87,151,587    2,860,579,420     566,760,854
Accumulated undistributed net investment income
 (loss)...............................................              -         18,672         (192,512)        (55,639)
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options contracts,
 and foreign exchange transactions....................              -    (10,734,518)  (1,760,030,451)    (31,320,149)
Unrealized appreciation (depreciation) on
 investments..........................................              -     13,858,586      108,807,877      70,986,615
Unrealized appreciation (depreciation) on futures
 contracts and options contracts......................              -         14,080                -               -
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...............................              -              -           (2,417)              -
                                                       -------------- --------------  ---------------  --------------
   NET ASSETS......................................... $  407,933,453 $   90,519,879  $ 1,210,236,209  $  606,922,691
                                                       ============== ==============  ===============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).............  1,000,000,000  1,000,000,000    1,000,000,000   1,000,000,000
   Outstanding........................................    407,933,576     21,147,155      107,429,246      55,100,982
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE........................ $         1.00 $         4.28  $         11.27  $        11.01
                                                       ============== ==============  ===============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)..... $            - $   73,751,339  $ 1,075,731,171  $  528,654,458
                                                       ============== ==============  ===============  ==============
   Long-term investment securities (affiliated)....... $            - $            -  $             -  $      811,815
                                                       ============== ==============  ===============  ==============
   Short-term investment securities................... $  402,585,467 $    8,059,912  $   140,336,525  $  113,107,608
                                                       ============== ==============  ===============  ==============
   Foreign cash....................................... $            - $            -  $        84,714  $            -
                                                       ============== ==============  ===============  ==============
  @Premiums received on options written............... $            - $            -  $             -  $            -
                                                       ============== ==============  ===============  ==============
  +Including securities on loan....................... $            - $    7,354,973  $   113,531,208  $  106,888,018
                                                       ============== ==============  ===============  ==============

                                                         SMALL CAP        SOCIAL          STOCK
                                                           INDEX         AWARENESS        INDEX
                                                           FUND            FUND           FUND         VALUE FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+..................................... $  648,469,245 $  390,973,886  $4,386,804,777 $   21,909,947
Long-term investment securities, at value
 (affiliated)*+.......................................        360,397      2,341,988      58,905,220              -
Short-term investment securities, at value*...........    206,026,731      8,456,737     346,239,776              -
Repurchase agreements (cost equals market value)......      5,134,000      2,726,000       7,489,000        851,000
                                                       -------------- --------------  -------------- --------------
Total Investments.....................................    859,990,373    404,498,611   4,799,438,773     22,760,947
                                                       -------------- --------------  -------------- --------------
Cash..................................................        133,920            213             637         25,270
Foreign cash*.........................................              -              -               -              -
Receivable for-
   Fund shares sold...................................      1,635,313        124,850       2,360,856         61,483
   Dividends and interest.............................        374,196        594,961       7,707,812         38,955
   Investments sold...................................        821,854              -               -        217,218
Prepaid expenses and other assets.....................         15,946         11,497         178,001            396
Due from investment adviser for expense
 reimbursements/fee waivers...........................              -              -               -          2,081
Variation margin on futures contracts.................              -              -               -              -
Collateral received for securities loaned.............        673,646              -               -              -
Unrealized appreciation on forward currency
 contracts............................................              -              -               -              -
                                                       -------------- --------------  -------------- --------------
TOTAL ASSETS..........................................    863,645,248    405,230,132   4,809,686,079     23,106,350
                                                       -------------- --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed...............................        144,773        189,740       1,055,388          1,199
   Investments purchased..............................        624,658              -               -        165,982
   Investment advisory and management fees............        182,516        166,309         981,261         14,786
   Administrative service fee.........................         39,214         23,283         262,863          1,327
   Transfer agent fees and expenses...................          1,577            234           2,589            156
   Directors' fees and expenses.......................         73,902         83,020         870,531          2,940
   Other accrued expenses.............................        119,447         72,689         568,826         29,593
Variation margin on futures contracts.................         92,325         23,700         165,900              -
Collateral upon return of securities loaned...........    175,800,097      8,107,663     334,632,421              -
Due to custodian......................................              -              -               -              -
Due to custodian for foreign cash*....................              -              -               -              -
Call and put options written, at value@...............              -              -               -              -
                                                       -------------- --------------  -------------- --------------
TOTAL LIABILITIES.....................................    177,078,509      8,666,638     338,539,779        215,983
                                                       -------------- --------------  -------------- --------------
NET ASSETS............................................ $  686,566,739 $  396,563,494  $4,471,146,300 $   22,890,367
                                                       ============== ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share........ $      452,997 $      204,607  $    1,389,961 $       20,534
Additional paid-in capital............................    590,665,497    393,211,259   2,982,675,307     20,680,971
Accumulated undistributed net investment income
 (loss)...............................................        102,579        120,388       1,622,459         86,109
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options contracts,
 and foreign exchange transactions....................     23,648,702    (26,967,697)     68,809,390        810,437
Unrealized appreciation (depreciation) on
 investments..........................................     71,379,564     30,000,637   1,416,475,683      1,292,316
Unrealized appreciation (depreciation) on futures
 contracts and options contracts......................        317,400         (5,700)        173,500              -
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...............................              -              -               -              -
                                                       -------------- --------------  -------------- --------------
   NET ASSETS......................................... $  686,566,739 $  396,563,494  $4,471,146,300 $   22,890,367
                                                       ============== ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).............  1,000,000,000  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding........................................     45,299,712     20,460,680     138,996,109      2,053,421
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE........................ $        15.16 $        19.38  $        32.17 $        11.15
                                                       ============== ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)..... $  577,114,736 $  361,052,746  $2,995,729,230 $   20,617,631
                                                       ============== ==============  ============== ==============
   Long-term investment securities (affiliated)....... $      335,342 $    2,262,491  $   33,505,084 $            -
                                                       ============== ==============  ============== ==============
   Short-term investment securities................... $  206,026,731 $    8,456,737  $  346,239,776 $            -
                                                       ============== ==============  ============== ==============
   Foreign cash....................................... $            - $            -  $            - $            -
                                                       ============== ==============  ============== ==============
  @Premiums received on options written............... $            - $            -  $            - $            -
                                                       ============== ==============  ============== ==============
  +Including securities on loan....................... $  170,614,585 $    7,919,012  $  325,974,727 $            -
                                                       ============== ==============  ============== ==============

See Notes to Financial Statements

124                  STATEMENTS OF OPERATIONS                    For the Year Ended May 31, 2005

                                                                          ASSET      BLUE CHIP    CAPITAL
                                                                        ALLOCATION    GROWTH    CONSERVATION CORE EQUITY
                                                                           FUND        FUND         FUND        FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $ 2,152,843  $  697,353   $        -  $12,159,157
Dividends (affiliated)................................................       8,585       1,020            -       28,214
Securities lending income.............................................           -       1,512        5,650            -
Interest (unaffiliated)...............................................   3,317,203         176    3,855,150      126,520
Interest (affiliated).................................................       2,845           -        2,032            -
                                                                       -----------  ----------   ----------  -----------
   Total investment income*...........................................   5,481,476     700,061    3,862,832   12,313,891
                                                                       -----------  ----------   ----------  -----------
EXPENSES:
Investment advisory and management fees...............................     970,558     361,858      426,719    4,578,808
Administrative service fee............................................     135,878      31,663       59,741      400,646
Transfer agent fees and expenses......................................       1,262       1,272        1,262        1,683
Custodian fees........................................................      45,490      52,580       51,289      176,269
Reports to shareholders...............................................      32,299      10,300       13,136       37,125
Audit and tax fees....................................................      27,873      25,659       28,896       29,406
Legal fees............................................................       5,548       2,618        3,361       13,822
Directors' fees and expenses..........................................      17,726       4,262        7,704       52,678
Interest expense......................................................           -           -            -          263
Other expenses........................................................      18,295       6,057        5,902       42,001
                                                                       -----------  ----------   ----------  -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly..........................................   1,254,929     496,269      598,010    5,332,701
                                                                       -----------  ----------   ----------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................           -      (9,180)           -     (467,717)
   Fees paid indirectly (Note 8)......................................           -      (2,522)           -      (65,298)
                                                                       -----------  ----------   ----------  -----------
   Net expenses.......................................................   1,254,929     484,567      598,010    4,799,686
                                                                       -----------  ----------   ----------  -----------
Net investment income (loss)..........................................   4,226,547     215,494    3,264,822    7,514,205
                                                                       -----------  ----------   ----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..............   8,763,241   1,641,670       50,318    6,863,179
  Net realized gain (loss) on investments (affiliated)................           -           -            -      309,093
  Net realized gain (loss) on futures contracts and options
   contracts..........................................................   1,791,342           -            -            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................           -      (1,316)           -            -
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................           -           -            -            -
                                                                       -----------  ----------   ----------  -----------
Net realized gain (loss) on investments and foreign currencies........  10,554,583   1,640,354       50,318    7,172,272
                                                                       -----------  ----------   ----------  -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated).........................................    (213,075)  1,193,177    1,635,561   22,431,310
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)...........................................    (448,885)    (53,250)        (498)  (1,385,675)
  Change in unrealized appreciation (depreciation) on futures
   contracts and options contracts....................................    (156,938)          -            -            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.............................................          (1)        (44)           -            -
                                                                       -----------  ----------   ----------  -----------
Net unrealized gain (loss) on investments and foreign currencies......    (818,899)  1,139,883    1,635,063   21,045,635
                                                                       -----------  ----------   ----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................   9,735,684   2,780,237    1,685,381   28,217,907
                                                                       -----------  ----------   ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $13,962,231  $2,995,731   $4,950,203  $35,732,112
                                                                       ===========  ==========   ==========  ===========
*Net of foreign withholding taxes on interest and dividends of........ $     1,389  $    2,792   $    1,697  $    78,188
                                                                       -----------  ----------   ----------  -----------

                                                                       GOVERNMENT   GROWTH &       HEALTH       INCOME &
                                                                       SECURITIES    INCOME       SCIENCES       GROWTH
                                                                          FUND        FUND          FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $        - $ 3,897,631  $     484,917  $ 6,657,724
Dividends (affiliated)................................................          -       3,857              -            -
Securities lending income.............................................      5,997       6,647         67,313       43,270
Interest (unaffiliated)...............................................  5,185,325      70,637             31        3,050
Interest (affiliated).................................................          -           -              -            -
                                                                       ---------- -----------  -------------  -----------
   Total investment income*...........................................  5,191,322   3,978,772        552,261    6,704,044
                                                                       ---------- -----------  -------------  -----------
EXPENSES:
Investment advisory and management fees...............................    703,046   1,320,789      1,507,528    1,792,038
Administrative service fee............................................     98,426     123,274        105,527      162,912
Transfer agent fees and expenses......................................      1,683       1,262          1,272        1,272
Custodian fees........................................................     51,200      52,729         51,152       54,462
Reports to shareholders...............................................     20,250      25,077         34,401       36,846
Audit and tax fees....................................................     27,403      25,090         29,405       26,096
Legal fees............................................................      4,572       5,198          4,641        6,338
Directors' fees and expenses..........................................     13,091      16,092         13,624       21,481
Interest expense......................................................          -           -              -        3,130
Other expenses........................................................     11,830      23,898         12,346       18,335
                                                                       ---------- -----------  -------------  -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly..........................................    931,501   1,593,409      1,759,896    2,122,910
                                                                       ---------- -----------  -------------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................          -     (96,514)             -     (191,233)
   Fees paid indirectly (Note 8)......................................          -           -        (16,441)           -
                                                                       ---------- -----------  -------------  -----------
   Net expenses.......................................................    931,501   1,496,895      1,743,455    1,931,677
                                                                       ---------- -----------  -------------  -----------
Net investment income (loss)..........................................  4,259,821   2,481,877     (1,191,194)   4,772,367
                                                                       ---------- -----------  -------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..............    327,903   9,709,918      9,391,865   15,876,721
  Net realized gain (loss) on investments (affiliated)................          -   1,385,006              -            -
  Net realized gain (loss) on futures contracts and options
   contracts..........................................................          -           -      2,592,221            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................          -           -         (9,268)           -
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................     42,783           -              -            -
                                                                       ---------- -----------  -------------  -----------
Net realized gain (loss) on investments and foreign currencies........    370,686  11,094,924     11,974,818   15,876,721
                                                                       ---------- -----------  -------------  -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated).........................................  4,382,017   5,482,334    (13,173,532)   3,926,751
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)...........................................          -  (1,456,682)             -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and options contracts....................................          -           -         76,694            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.............................................          -           -           (986)           -
                                                                       ---------- -----------  -------------  -----------
Net unrealized gain (loss) on investments and foreign currencies......  4,382,017   4,025,652    (13,097,824)   3,926,751
                                                                       ---------- -----------  -------------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................  4,752,703  15,120,576     (1,123,006)  19,803,472
                                                                       ---------- -----------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $9,012,524 $17,602,453  $  (2,314,200) $24,575,839
                                                                       ========== ===========  =============  ===========
*Net of foreign withholding taxes on interest and dividends of........ $        - $    15,867  $       7,949  $     2,317
                                                                       ---------- -----------  -------------  -----------

See Notes to Financial Statements

For the Year Ended May 31, 2005            STATEMENTS OF OPERATIONS - CONTINUED              125

                                                                    INFLATION INTERNATIONAL INTERNATIONAL INTERNATIONAL
                                                                    PROTECTED   EQUITIES     GOVERNMENT     GROWTH I
                                                                      FUND#       FUND        BOND FUND       FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................... $      -   $ 9,281,161   $     3,662   $ 7,224,865
Dividends (affiliated).............................................        -             -             -             -
Securities lending income..........................................        -        11,005            15       354,812
Interest (unaffiliated)............................................  155,761       360,830     6,647,601       162,616
Interest (affiliated)..............................................        -             -             -             -
                                                                    --------   -----------   -----------   -----------
   Total investment income*........................................  155,761     9,652,996     6,651,278     7,742,293
                                                                    --------   -----------   -----------   -----------
EXPENSES:
Investment advisory and management fees............................   14,643     1,190,099       744,522     3,677,792
Administrative service fee.........................................    2,050       238,020       104,233       268,660
Transfer agent fees and expenses...................................      812        10,344           414           842
Custodian fees.....................................................   20,127       680,025        97,247       815,577
Reports to shareholders............................................    2,667        59,309        25,216        59,487
Audit and tax fees.................................................   22,254        46,947        34,974        43,852
Legal fees.........................................................    2,419         7,075         4,601         9,340
Directors' fees and expenses.......................................      636        27,836        13,673        35,189
Interest expense...................................................        -             -             -           102
Other expenses.....................................................      904        16,752         9,728        29,450
                                                                    --------   -----------   -----------   -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly.......................................   66,512     2,276,407     1,034,608     4,940,291
                                                                    --------   -----------   -----------   -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4).......................................................  (47,476)            -             -    (1,002,007)
   Fees paid indirectly (Note 8)...................................        -             -             -             -
                                                                    --------   -----------   -----------   -----------
   Net expenses....................................................   19,036     2,276,407     1,034,608     3,938,284
                                                                    --------   -----------   -----------   -----------
Net investment income (loss).......................................  136,725     7,376,589     5,616,670     3,804,009
                                                                    --------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)...........    3,889     4,340,616     8,738,267    43,946,750
  Net realized gain (loss) on investments (affiliated).............        -             -             -             -
  Net realized gain (loss) on futures contracts and options
   contracts.......................................................        -     1,182,435             -             -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities.....................................................        -      (467,506)        3,007       (52,787)
  Net realized gain (loss) on disposal of investments in violation
   of investments restrictions (Note 4)............................        -         2,569             -             -
                                                                    --------   -----------   -----------   -----------
Net realized gain (loss) on investments and foreign currencies.....    3,889     5,058,114     8,741,274    43,893,963
                                                                    --------   -----------   -----------   -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)......................................  112,510    22,575,595     2,702,603    (9,212,931)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)........................................        -             -             -             -
  Change in unrealized appreciation (depreciation) on futures
   contracts and options contracts.................................        -       301,768             -             -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..........................................        -      (207,566)       52,411       (22,987)
                                                                    --------   -----------   -----------   -----------
Net unrealized gain (loss) on investments and foreign currencies...  112,510    22,669,797     2,755,014    (9,235,918)
                                                                    --------   -----------   -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies........................................................  116,399    27,727,911    11,496,288    34,658,045
                                                                    --------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $253,124   $35,104,500   $17,112,958   $38,462,054
                                                                    ========   ===========   ===========   ===========
*Net of foreign withholding taxes on interest and dividends of..... $    205   $   857,888   $     5,762   $   693,593
                                                                    --------   -----------   -----------   -----------

                                                                      LARGE CAP   LARGE CAPITAL    MIDCAP    MID CAPITAL
                                                                       GROWTH        GROWTH        INDEX       GROWTH
                                                                        FUND          FUND#         FUND        FUND#
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................... $  5,990,824    $  46,890   $ 22,053,345  $  15,842
Dividends (affiliated).............................................            -            -              -          -
Securities lending income..........................................       10,437            -        368,685          -
Interest (unaffiliated)............................................       95,594        2,844        835,704      4,924
Interest (affiliated)..............................................            -            -              -          -
                                                                    ------------    ---------   ------------  ---------
   Total investment income*........................................    6,096,855       49,734     23,257,734     20,766
                                                                    ------------    ---------   ------------  ---------
EXPENSES:
Investment advisory and management fees............................    3,453,615       32,708      4,793,800     30,588
Administrative service fee.........................................      278,548        3,053      1,202,264      3,059
Transfer agent fees and expenses...................................          959          812         11,201        812
Custodian fees.....................................................       79,720       53,884        242,545     53,884
Reports to shareholders............................................       63,469        5,213        349,125      5,256
Audit and tax fees.................................................       24,962       19,135         41,947     19,135
Legal fees.........................................................       10,071        2,417         35,919      2,408
Directors' fees and expenses.......................................       38,515          785        152,707        786
Interest expense...................................................       11,515            -              -          -
Other expenses.....................................................       33,629          975        126,204      1,048
                                                                    ------------    ---------   ------------  ---------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly.......................................    3,995,003      118,982      6,955,712    116,976
                                                                    ------------    ---------   ------------  ---------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4).......................................................      (90,553)     (81,913)             -    (79,834)
   Fees paid indirectly (Note 8)...................................            -            -              -          -
                                                                    ------------    ---------   ------------  ---------
   Net expenses....................................................    3,904,450       37,069      6,955,712     37,142
                                                                    ------------    ---------   ------------  ---------
Net investment income (loss).......................................    2,192,405       12,665     16,302,022    (16,376)
                                                                    ------------    ---------   ------------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)...........   21,772,310     (375,192)    74,282,819   (304,935)
  Net realized gain (loss) on investments (affiliated).............            -            -              -          -
  Net realized gain (loss) on futures contracts and options
   contracts.......................................................            -            -      4,608,109          -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities.....................................................            -            -              -         (2)
  Net realized gain (loss) on disposal of investments in violation
   of investments restrictions (Note 4)............................            -            -              -          -
                                                                    ------------    ---------   ------------  ---------
Net realized gain (loss) on investments and foreign currencies.....   21,772,310     (375,192)    78,890,928   (304,937)
                                                                    ------------    ---------   ------------  ---------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)......................................  (12,503,854)     211,756    129,101,995    297,521
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)........................................            -            -              -          -
  Change in unrealized appreciation (depreciation) on futures
   contracts and options contracts.................................            -            -        365,232          -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..........................................            -            -              -          -
                                                                    ------------    ---------   ------------  ---------
Net unrealized gain (loss) on investments and foreign currencies...  (12,503,854)     211,756    129,467,227    297,521
                                                                    ------------    ---------   ------------  ---------
Net realized and unrealized gain (loss) on investments and foreign
 currencies........................................................    9,268,456     (163,436)   208,358,155     (7,416)
                                                                    ------------    ---------   ------------  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $ 11,460,861    $(150,771)  $224,660,177  $ (23,792)
                                                                    ============    =========   ============  =========
*Net of foreign withholding taxes on interest and dividends of..... $      8,023    $     359   $          -  $     144
                                                                    ------------    ---------   ------------  ---------

--------
#  For the period December 20, 2004 through May 31, 2005.

See Notes to Financial Statements

126            STATEMENTS OF OPERATIONS - CONTINUED              For the Year Ended May 31, 2005

                                                                      MONEY     NASDAQ-100(R)  SCIENCE &
                                                                     MARKET I       INDEX      TECHNOLOGY    SMALL CAP
                                                                       FUND         FUND          FUND         FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................... $        -   $1,152,815   $ 12,463,682  $ 4,563,076
Dividends (affiliated).............................................          -            -              -            -
Securities lending income..........................................          -       17,937        169,615      182,650
Interest (unaffiliated)............................................  8,698,122       85,829            783       23,003
Interest (affiliated)..............................................          -            -              -            -
                                                                    ----------   ----------   ------------  -----------
   Total investment income*........................................  8,698,122    1,256,581     12,634,080    4,768,729
                                                                    ----------   ----------   ------------  -----------
EXPENSES:
Investment advisory and management fees............................  2,168,600      365,334     11,316,300    5,507,596
Administrative service fee.........................................    303,604       63,933        880,157      428,369
Transfer agent fees and expenses...................................     13,654        6,974          8,651          841
Custodian fees.....................................................     52,340       52,695        196,279      184,875
Reports to shareholders............................................     25,017       17,126        220,432      153,079
Audit and tax fees.................................................     19,109       26,378         69,263       27,311
Legal fees.........................................................      1,893        3,454         28,378       14,163
Directors' fees and expenses.......................................     32,996        8,673        115,964       56,571
Interest expense...................................................          -            -            392          707
Other expenses.....................................................     18,158       48,485         88,393       51,377
                                                                    ----------   ----------   ------------  -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly.......................................  2,635,371      593,052     12,924,209    6,424,889
                                                                    ----------   ----------   ------------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4).......................................................   (146,265)           -              -     (611,317)
   Fees paid indirectly (Note 8)...................................          -            -       (142,074)           -
                                                                    ----------   ----------   ------------  -----------
   Net expenses....................................................  2,489,106      593,052     12,782,135    5,813,572
                                                                    ----------   ----------   ------------  -----------
Net investment income (loss).......................................  6,209,016      663,529       (148,055)  (1,044,843)
                                                                    ----------   ----------   ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)...........          -     (510,802)    76,322,934   85,117,727
  Net realized gain (loss) on investments (affiliated).............          -            -              -       (2,618)
  Net realized gain (loss) on futures contracts and options
   contracts.......................................................          -      206,048              -            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities.....................................................          -            -         (3,300)           -
  Net realized gain (loss) on disposal of investments in violation
   of investments restrictions (Note 4)............................          -            -              -       (7,828)
                                                                    ----------   ----------   ------------  -----------
Net realized gain (loss) on investments and foreign currencies.....          -     (304,754)    76,319,634   85,107,281
                                                                    ----------   ----------   ------------  -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)......................................          -    4,160,826    (64,399,686)  (9,251,674)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)........................................          -            -              -      (73,346)
  Change in unrealized appreciation (depreciation) on futures
   contracts and options contracts.................................          -     (173,082)             -            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..........................................          -            -         (4,981)           -
                                                                    ----------   ----------   ------------  -----------
Net unrealized gain (loss) on investments and foreign
 currencies........................................................          -    3,987,744    (64,404,667)  (9,325,020)
                                                                    ----------   ----------   ------------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies........................................................          -    3,682,990     11,914,967   75,782,261
                                                                    ----------   ----------   ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $6,209,016   $4,346,519   $ 11,766,912  $74,737,418
                                                                    ==========   ==========   ============  ===========
*Net of foreign withholding taxes on interest and dividends of..... $        -   $    2,624   $    102,631  $     4,468
                                                                    ----------   ----------   ------------  -----------

                                                                     SMALL CAP     SOCIAL         STOCK
                                                                       INDEX      AWARENESS       INDEX
                                                                       FUND         FUND          FUND      VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................... $ 6,135,859  $ 8,042,431  $ 90,467,455  $  326,581
Dividends (affiliated).............................................       1,173       14,334       355,749           -
Securities lending income..........................................     414,419       15,780       189,988           -
Interest (unaffiliated)............................................     764,368      269,469       618,586      11,295
Interest (affiliated)..............................................           -            -             -           -
                                                                    -----------  -----------  ------------  ----------
   Total investment income*........................................   7,315,819    8,342,014    91,631,778     337,876
                                                                    -----------  -----------  ------------  ----------
EXPENSES:
Investment advisory and management fees............................   1,966,633    2,037,289    11,384,135     140,188
Administrative service fee.........................................     411,337      285,220     3,047,558      12,581
Transfer agent fees and expenses...................................       8,576        1,262        14,042         843
Custodian fees.....................................................     109,522       82,564       516,042      52,675
Reports to shareholders............................................      99,440       66,802       697,439       8,200
Audit and tax fees.................................................      33,479       27,380        67,480      25,095
Legal fees.........................................................      12,983       10,201        92,928       3,698
Directors' fees and expenses.......................................      51,593       37,024       391,122       1,728
Interest expense...................................................           -            -             -           -
Other expenses.....................................................      31,769       27,747       325,957       5,290
                                                                    -----------  -----------  ------------  ----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly.......................................   2,725,332    2,575,489    16,536,703     250,298
                                                                    -----------  -----------  ------------  ----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4).......................................................           -            -             -     (20,058)
   Fees paid indirectly (Note 8)...................................           -            -             -           -
                                                                    -----------  -----------  ------------  ----------
   Net expenses....................................................   2,725,332    2,575,489    16,536,703     230,240
                                                                    -----------  -----------  ------------  ----------
Net investment income (loss).......................................   4,590,487    5,766,525    75,095,075     107,636
                                                                    -----------  -----------  ------------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)...........  21,989,486   17,927,832    89,849,460   2,329,641
  Net realized gain (loss) on investments (affiliated).............       9,404            -     1,044,039           -
  Net realized gain (loss) on futures contracts and options
   contracts.......................................................   3,197,537      441,679     2,226,349           -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities.....................................................           -            -             -           -
  Net realized gain (loss) on disposal of investments in violation
   of investments restrictions (Note 4)............................           -            -             -       8,193
                                                                    -----------  -----------  ------------  ----------
Net realized gain (loss) on investments and foreign currencies.....  25,196,427   18,369,511    93,119,848   2,337,834
                                                                    -----------  -----------  ------------  ----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)......................................  21,735,932    7,224,141   180,982,108    (154,895)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)........................................      (8,799)    (748,340)  (19,710,401)          -
  Change in unrealized appreciation (depreciation) on futures
   contracts and options contracts.................................     509,849      (68,310)       (3,558)          -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..........................................           -            -             -           -
                                                                    -----------  -----------  ------------  ----------
Net unrealized gain (loss) on investments and foreign
 currencies........................................................  22,236,982    6,407,491   161,268,149    (154,895)
                                                                    -----------  -----------  ------------  ----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies........................................................  47,433,409   24,777,002   254,387,997   2,182,939
                                                                    -----------  -----------  ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $52,023,896  $30,543,527  $329,483,072  $2,290,575
                                                                    ===========  ===========  ============  ==========
*Net of foreign withholding taxes on interest and dividends of..... $     1,856  $         -  $          -  $    6,113
                                                                    -----------  -----------  ------------  ----------

See Notes to Financial Statements

                     STATEMENTS OF CHANGES IN NET ASSETS              127

                                                                   ASSET ALLOCATION               BLUE CHIP
                                                                         FUND                    GROWTH FUND
                                                              --------------------------  ------------------------
                                                                For the       For the       For the      For the
                                                               Year Ended    Year Ended    Year Ended   Year Ended
                                                                May 31,       May 31,       May 31,      May 31,
                                                                  2005          2004          2005         2004
                                                              ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income (loss).............................. $  4,226,547  $  2,610,459  $   215,494  $    (1,661)
   Net realized gain (loss) on investments and foreign
    currencies...............................................   10,554,583     8,441,334    1,640,354      481,154
   Net unrealized gain (loss) on investments and
    foreign currencies.......................................     (818,899)    6,954,886    1,139,883    4,305,576
                                                              ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations..................................................   13,962,231    18,006,679    2,995,731    4,785,069
                                                              ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................   (4,250,003)   (2,840,003)    (168,526)           -
   Net realized gain on securities...........................   (7,242,855)   (1,991,629)           -            -
                                                              ------------  ------------  -----------  -----------
Total distributions to shareholders..........................  (11,492,858)   (4,831,632)    (168,526)           -
                                                              ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7).........................   (7,460,401)   14,368,450    5,442,129   11,855,613
                                                              ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................   (4,991,028)   27,543,497    8,269,334   16,640,682
NET ASSETS:
Beginning of period..........................................  192,300,502   164,757,005   40,368,809   23,728,127
                                                              ------------  ------------  -----------  -----------
End of period+............................................... $187,309,474  $192,300,502  $48,638,143  $40,368,809
                                                              ============  ============  ===========  ===========
+ Includes accumulated undistributed net investment
 income (loss)............................................... $    171,032  $     74,477  $    43,175  $    (2,477)
                                                              ============  ============  ===========  ===========

                                                                 CAPITAL CONSERVATION
                                                                         FUND                 CORE EQUITY FUND
                                                              -------------------------  --------------------------
                                                                For the      For the       For the       For the
                                                               Year Ended   Year Ended    Year Ended    Year Ended
                                                                May 31,      May 31,       May 31,       May 31,
                                                                  2005         2004          2005          2004
                                                              -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income (loss).............................. $ 3,264,822  $  2,370,366  $  7,514,205  $  5,357,719
   Net realized gain (loss) on investments and foreign
    currencies...............................................      50,318       554,415     7,172,272   (17,473,405)
   Net unrealized gain (loss) on investments and
    foreign currencies.......................................   1,635,063    (3,736,196)   21,045,635   107,525,111
                                                              -----------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................   4,950,203      (811,415)   35,732,112    95,409,425
                                                              -----------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................  (3,375,002)   (2,580,002)   (7,470,010)   (5,424,008)
   Net realized gain on securities...........................    (454,517)     (931,395)            -             -
                                                              -----------  ------------  ------------  ------------
Total distributions to shareholders..........................  (3,829,519)   (3,511,397)   (7,470,010)   (5,424,008)
                                                              -----------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7).........................   7,946,078    (7,706,960)  (89,397,919)  (48,268,089)
                                                              -----------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................   9,066,762   (12,029,772)  (61,135,817)   41,717,328
NET ASSETS:
Beginning of period..........................................  77,835,838    89,865,610   601,755,539   560,038,211
                                                              -----------  ------------  ------------  ------------
End of period+............................................... $86,902,600  $ 77,835,838  $540,619,722  $601,755,539
                                                              ===========  ============  ============  ============
+ Includes accumulated undistributed net investment
 income (loss)............................................... $   161,031  $    117,722  $    108,018  $     63,823
                                                              ===========  ============  ============  ============

See Notes to Financial Statements

       128       STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                                 GOVERNMENT SECURITIES          GROWTH & INCOME
                                                                         FUND                        FUND
                                                              --------------------------  --------------------------
                                                                For the       For the       For the       For the
                                                               Year Ended    Year Ended    Year Ended    Year Ended
                                                                May 31,       May 31,       May 31,       May 31,
                                                                  2005          2004          2005          2004
                                                              ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income (loss).............................. $  4,259,821  $  4,328,241  $  2,481,877  $  1,027,999
   Net realized gain (loss) on investments and foreign
    currencies...............................................      370,686    (2,729,700)   11,094,924    15,596,585
   Net unrealized gain (loss) on investments and
    foreign currencies.......................................    4,382,017    (8,232,602)    4,025,652     8,810,800
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................    9,012,524    (6,634,061)   17,602,453    25,435,384
                                                              ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................   (4,345,003)   (4,527,003)   (2,470,001)   (1,044,004)
   Net realized gain on securities...........................            -   (11,276,840)            -             -
                                                              ------------  ------------  ------------  ------------
Total distributions to shareholders..........................   (4,345,003)  (15,803,843)   (2,470,001)   (1,044,004)
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7).........................  (15,466,080)  (31,626,963)  (25,145,088)  (19,013,340)
                                                              ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................  (10,798,559)  (54,064,867)  (10,012,636)    5,378,040
NET ASSETS:
Beginning of period..........................................  146,347,075   200,411,942   179,736,852   174,358,812
                                                              ------------  ------------  ------------  ------------
End of period+............................................... $135,548,516  $146,347,075  $169,724,216  $179,736,852
                                                              ============  ============  ============  ============
+ Includes accumulated undistributed net investment
 income (loss)............................................... $    202,436  $    186,535  $     36,644  $     24,768
                                                              ============  ============  ============  ============

                                                                 HEALTH SCIENCES FUND        INCOME & GROWTH FUND
                                                              --------------------------  --------------------------
                                                                For the       For the       For the       For the
                                                               Year Ended    Year Ended    Year Ended    Year Ended
                                                                May 31,       May 31,       May 31,       May 31,
                                                                  2005          2004          2005          2004
                                                              ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income (loss).............................. $ (1,191,194) $   (843,596) $  4,772,367  $  3,344,425
   Net realized gain (loss) on investments and foreign
    currencies...............................................   11,974,818    10,432,130    15,876,721    15,425,450
   Net unrealized gain (loss) on investments and
    foreign currencies.......................................  (13,097,824)   15,390,711     3,926,751    19,889,987
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................   (2,314,200)   24,979,245    24,575,839    38,659,862
                                                              ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................            -             -    (4,790,006)   (3,454,005)
   Net realized gain on securities...........................   (7,252,739)            -             -             -
                                                              ------------  ------------  ------------  ------------
Total distributions to shareholders..........................   (7,252,739)            -    (4,790,006)   (3,454,005)
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7).........................    6,057,770    51,397,647   (18,362,322)   (6,196,656)
                                                              ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................   (3,509,169)   76,376,892     1,423,511    29,009,201
NET ASSETS:
Beginning of period..........................................  154,050,019    77,673,127   229,927,976   200,918,775
                                                              ------------  ------------  ------------  ------------
End of period+............................................... $150,540,850  $154,050,019  $231,351,487  $229,927,976
                                                              ============  ============  ============  ============
+ Includes accumulated undistributed net investment
 income (loss)............................................... $        616  $      1,296  $     73,590  $     91,229
                                                              ============  ============  ============  ============

See Notes to Financial Statements

               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        129


                                                              INFLATION PROTECTED   INTERNATIONAL EQUITIES
                                                                     FUND                    FUND
                                                              ------------------- --------------------------
                                                                For the Period      For the       For the
                                                              December 20, 2004*   Year Ended    Year Ended
                                                                    through         May 31,       May 31,
                                                                 May 31, 2005         2005          2004
                                                              ------------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income (loss)..............................     $   136,725     $  7,376,589  $  2,528,574
   Net realized gain (loss) on investments and foreign
    currencies...............................................           3,889        5,058,114       620,081
   Net unrealized gain (loss) on investments and
    foreign currencies.......................................         112,510       22,669,797    22,999,153
                                                                  -----------     ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................         253,124       35,104,500    26,147,808
                                                                  -----------     ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................        (111,350)      (7,045,012)   (2,726,004)
   Net realized gain on securities...........................               -                -             -
                                                                  -----------     ------------  ------------
Total distributions to shareholders..........................        (111,350)      (7,045,012)   (2,726,004)
                                                                  -----------     ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7).........................      10,731,228      262,117,743    89,665,563
                                                                  -----------     ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................      10,873,002      290,177,231   113,087,367
NET ASSETS:
Beginning of period..........................................               -      203,767,631    90,680,264
                                                                  -----------     ------------  ------------
End of period+...............................................     $10,873,002     $493,944,862  $203,767,631
                                                                  ===========     ============  ============
+ Includes accumulated undistributed net investment
 income (loss)...............................................     $    25,375     $    343,842  $    392,043
                                                                  ===========     ============  ============

                                                               INTERNATIONAL GOVERNMENT     INTERNATIONAL GROWTH I
                                                                       BOND FUND                     FUND
                                                              --------------------------  --------------------------
                                                                For the       For the       For the       For the
                                                               Year Ended    Year Ended    Year Ended    Year Ended
                                                                May 31,       May 31,       May 31,       May 31,
                                                                  2005          2004          2005          2004
                                                              ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income (loss).............................. $  5,616,670  $  5,890,376  $  3,804,009  $  3,160,590
   Net realized gain (loss) on investments and foreign
    currencies...............................................    8,741,274    11,409,524    43,893,963    65,760,553
   Net unrealized gain (loss) on investments and
    foreign currencies.......................................    2,755,014   (14,647,655)   (9,235,918)    8,524,477
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................   17,112,958     2,652,245    38,462,054    77,445,620
                                                              ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................   (8,325,043)   (5,516,002)   (3,815,009)   (3,050,011)
   Net realized gain on securities...........................  (12,733,073)   (2,202,194)            -             -
                                                              ------------  ------------  ------------  ------------
Total distributions to shareholders..........................  (21,058,116)   (7,718,196)   (3,815,009)   (3,050,011)
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7).........................    8,033,507    (8,329,282)  (44,382,224)  (35,683,839)
                                                              ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................    4,088,349   (13,395,233)   (9,735,179)   38,711,770
NET ASSETS:
Beginning of period..........................................  144,082,950   157,478,183   383,924,477   345,212,707
                                                              ------------  ------------  ------------  ------------
End of period+............................................... $148,171,299  $144,082,950  $374,189,298  $383,924,477
                                                              ============  ============  ============  ============
+ Includes accumulated undistributed net investment
 income (loss)............................................... $    973,719  $  4,408,466  $    614,089  $    677,876
                                                              ============  ============  ============  ============

--------
*  Commencement of operations

See Notes to Financial Statements

       130       STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                                                            LARGE CAPITAL
                                                                 LARGE CAP GROWTH FUND       GROWTH FUND
                                                              --------------------------  ------------------
                                                                For the       For the       For the Period
                                                               Year Ended    Year Ended   December 20, 2004*
                                                                May 31,       May 31,          through
                                                                  2005          2004         May 31, 2005
                                                              ------------  ------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income (loss).............................. $  2,192,405  $   (295,086)    $    12,665
   Net realized gain (loss) on investments and foreign
    currencies...............................................   21,772,310    33,724,596        (375,192)
   Net unrealized gain (loss) on investments and
    foreign currencies.......................................  (12,503,854)   27,477,782         211,756
                                                              ------------  ------------     -----------
Net increase (decrease) in net assets resulting from
 operations..................................................   11,460,861    60,907,292        (150,771)
                                                              ------------  ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................   (1,950,003)            -          (1,070)
   Net realized gain on securities...........................            -             -               -
                                                              ------------  ------------     -----------
Total distributions to shareholders..........................   (1,950,003)            -          (1,070)
                                                              ------------  ------------     -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7).........................  (77,497,314)  (53,690,058)     10,001,070
                                                              ------------  ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................  (67,986,456)    7,217,234       9,849,229
NET ASSETS:
Beginning of period..........................................  433,278,299   426,061,065               -
                                                              ------------  ------------     -----------
End of period+............................................... $365,291,843  $433,278,299     $ 9,849,229
                                                              ============  ============     ===========
+ Includes accumulated undistributed net investment
 income (loss)............................................... $    172,809  $    (69,593)    $    11,595
                                                              ============  ============     ===========

                                                                                                 MID CAPITAL
                                                                     MIDCAP INDEX FUND           GROWTH FUND
                                                              ------------------------------  ------------------
                                                                 For the         For the        For the Period
                                                                Year Ended      Year Ended    December 20, 2004*
                                                                 May 31,         May 31,           through
                                                                   2005            2004          May 31, 2005
                                                              --------------  --------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income (loss).............................. $   16,302,022  $   10,930,852     $   (16,376)
   Net realized gain (loss) on investments and foreign
    currencies...............................................     78,890,928      36,881,016        (304,937)
   Net unrealized gain (loss) on investments and
    foreign currencies.......................................    129,467,227     252,903,857         297,521
                                                              --------------  --------------     -----------
Net increase (decrease) in net assets resulting from
 operations..................................................    224,660,177     300,715,725         (23,792)
                                                              --------------  --------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................    (16,250,010)    (11,373,016)         (1,555)
   Net realized gain on securities...........................    (31,449,287)    (11,002,160)              -
                                                              --------------  --------------     -----------
Total distributions to shareholders..........................    (47,699,297)    (22,375,176)         (1,555)
                                                              --------------  --------------     -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7).........................    193,558,369     181,180,470      10,001,555
                                                              --------------  --------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................    370,519,249     459,521,019       9,976,208
NET ASSETS:
Beginning of period..........................................  1,554,814,682   1,095,293,663               -
                                                              --------------  --------------     -----------
End of period+............................................... $1,925,333,931  $1,554,814,682     $ 9,976,208
                                                              ==============  ==============     ===========
+ Includes accumulated undistributed net investment
 income (loss)............................................... $      219,700  $      167,688     $      (327)
                                                              ==============  ==============     ===========

--------
*  Commencement of operations

See Notes to Financial Statements

               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        131



                                                                  MONEY MARKET I FUND     NASDAQ-100(R) INDEX FUND
                                                              --------------------------  ------------------------
                                                                For the       For the       For the      For the
                                                               Year Ended    Year Ended    Year Ended   Year Ended
                                                                May 31,       May 31,       May 31,      May 31,
                                                                  2005          2004          2005         2004
                                                              ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income (loss).............................. $  6,209,016  $  2,453,053  $   663,529  $  (262,251)
   Net realized gain (loss) on investments and foreign
    currencies...............................................            -             -     (304,754)  (2,809,807)
   Net unrealized gain (loss) on investments and foreign
    currencies...............................................            -             -    3,987,744   16,906,721
                                                              ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations..................................................    6,209,016     2,453,053    4,346,519   13,834,663
                                                              ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................   (6,209,139)   (2,453,053)    (636,617)           -
   Net realized gain on securities...........................            -             -            -            -
                                                              ------------  ------------  -----------  -----------
Total distributions to shareholders..........................   (6,209,139)   (2,453,053)    (636,617)           -
                                                              ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7).........................  (45,772,928)  (70,739,745)  (6,279,097)  26,948,311
                                                              ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................  (45,773,051)  (70,739,745)  (2,569,195)  40,782,974
NET ASSETS:
Beginning of period..........................................  453,706,504   524,446,249   93,089,074   52,306,100
                                                              ------------  ------------  -----------  -----------
End of period+............................................... $407,933,453  $453,706,504  $90,519,879  $93,089,074
                                                              ============  ============  ===========  ===========
+ Includes accumulated undistributed net investment income
 (loss)...................................................... $          -  $          -  $    18,672  $    (8,240)
                                                              ============  ============  ===========  ===========

                                                                   SCIENCE & TECHNOLOGY
                                                                           FUND                     SMALL CAP FUND
                                                              ------------------------------  --------------------------
                                                                 For the         For the        For the       For the
                                                                Year Ended      Year Ended     Year Ended    Year Ended
                                                                 May 31,         May 31,        May 31,       May 31,
                                                                   2005            2004           2005          2004
                                                              --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income (loss).............................. $     (148,055) $   (9,248,056) $ (1,044,843) $ (2,393,086)
   Net realized gain (loss) on investments and foreign
    currencies...............................................     76,319,634      60,397,180    85,107,281    79,833,871
   Net unrealized gain (loss) on investments and foreign
    currencies...............................................    (64,404,667)    202,396,321    (9,325,020)   66,293,406
                                                              --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................     11,766,912     253,545,445    74,737,418   143,734,191
                                                              --------------  --------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................              -               -             -             -
   Net realized gain on securities...........................              -               -             -             -
                                                              --------------  --------------  ------------  ------------
Total distributions to shareholders..........................              -               -             -             -
                                                              --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7).........................   (208,296,917)    (27,159,729)  (75,947,756)  (71,470,905)
                                                              --------------  --------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................   (196,530,005)    226,385,716    (1,210,338)   72,263,286
NET ASSETS:
Beginning of period..........................................  1,406,766,214   1,180,380,498   608,133,029   535,869,743
                                                              --------------  --------------  ------------  ------------
End of period+............................................... $1,210,236,209  $1,406,766,214  $606,922,691  $608,133,029
                                                              ==============  ==============  ============  ============
+ Includes accumulated undistributed net investment income
 (loss)...................................................... $     (192,512) $     (192,705) $    (55,639) $     (7,613)
                                                              ==============  ==============  ============  ============

See Notes to Financial Statements

       132       STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                                                               SOCIAL AWARENESS
                                                                 SMALL CAP INDEX FUND                FUND
                                                              --------------------------  --------------------------
                                                                For the       For the       For the       For the
                                                               Year Ended    Year Ended    Year Ended    Year Ended
                                                                May 31,       May 31,       May 31,       May 31,
                                                                  2005          2004          2005          2004
                                                              ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income (loss).............................. $  4,590,487  $  2,506,318  $  5,766,525  $  3,422,543
   Net realized gain (loss) on investments and foreign
    currencies...............................................   25,196,427    16,248,163    18,369,511    27,566,301
   Net unrealized gain (loss) on investments and foreign
    currencies...............................................   22,236,982    68,712,472     6,407,491    29,119,175
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................   52,023,896    87,466,953    30,543,527    60,108,019
                                                              ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................   (5,465,009)   (3,221,002)   (5,645,004)   (3,504,007)
   Net realized gain on securities...........................            -             -             -             -
                                                              ------------  ------------  ------------  ------------
Total distributions to shareholders..........................   (5,465,009)   (3,221,002)   (5,645,004)   (3,504,007)
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7).........................  159,140,729   131,603,344   (27,155,208)   (7,393,733)
                                                              ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................  205,699,616   215,849,295    (2,256,685)   49,210,279
NET ASSETS:
Beginning of period..........................................  480,867,123   265,017,828   398,820,179   349,609,900
                                                              ------------  ------------  ------------  ------------
End of period+............................................... $686,566,739  $480,867,123  $396,563,494  $398,820,179
                                                              ============  ============  ============  ============
+ Includes accumulated undistributed net investment income
 (loss)...................................................... $    102,579  $     64,000  $    120,388  $     (1,133)
                                                              ============  ============  ============  ============

                                                                     STOCK INDEX FUND                VALUE FUND
                                                              ------------------------------  ------------------------
                                                                 For the         For the        For the      For the
                                                                Year Ended      Year Ended     Year Ended   Year Ended
                                                                 May 31,         May 31,        May 31,      May 31,
                                                                   2005            2004           2005         2004
                                                              --------------  --------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income (loss).............................. $   75,095,075  $   53,781,998  $   107,636  $   116,226
   Net realized gain (loss) on investments and foreign
    currencies...............................................     93,119,848      55,915,131    2,337,834      199,617
   Net unrealized gain (loss) on investments and foreign
    currencies...............................................    161,268,149     541,975,630     (154,895)   1,662,062
                                                              --------------  --------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations..................................................    329,483,072     651,672,759    2,290,575    1,977,905
                                                              --------------  --------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................    (73,920,013)    (54,353,027)     (22,649)    (131,002)
   Net realized gain on securities...........................    (62,425,954)    (13,915,939)    (491,833)           -
                                                              --------------  --------------  -----------  -----------
Total distributions to shareholders..........................   (136,345,967)    (68,268,966)    (514,482)    (131,002)
                                                              --------------  --------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7).........................     47,614,181      19,854,328    6,642,220    1,490,902
                                                              --------------  --------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................    240,751,286     603,258,121    8,418,313    3,337,805
NET ASSETS:
Beginning of period..........................................  4,230,395,014   3,627,136,893   14,472,054   11,134,249
                                                              --------------  --------------  -----------  -----------
End of period+............................................... $4,471,146,300  $4,230,395,014  $22,890,367  $14,472,054
                                                              ==============  ==============  ===========  ===========
+ Includes accumulated undistributed net investment income
 (loss)...................................................... $    1,622,459  $      447,397  $    86,109  $     1,122
                                                              ==============  ==============  ===========  ===========

See Notes to Financial Statements

                        NOTES TO FINANCIAL STATEMENTS                 133

Note 1 -- Organization

 VALIC Company I (the "Series" or "VC I") was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 24 separate mutual funds (the "Funds"), each of which issues its own separate class of capital shares:

Asset Allocation Fund              Large Cap Growth Fund
Blue Chip Growth Fund              Large Capital Growth Fund
Capital Conservation Fund          Mid Cap Index Fund
Core Equity Fund                   Mid Capital Growth Fund
Government Securities Fund         Money Market I Fund
Growth & Income Fund               Nasdaq-100(R) Index Fund
Health Sciences Fund               Science & Technology Fund
Income & Growth Fund               Small Cap Fund
Inflation Protected Fund           Small Cap Index Fund
International Equities Fund        Social Awareness Fund
International Government Bond Fund Stock Index Fund
International Growth I Fund        Value Fund

 Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100(R) Index Fund, Inflation Protected Fund and Health Sciences Fund, which are non-diversified as defined by the 1940 Act.

 Effective December 20, 2004, the following Funds were added to VCI: Inflation Protected Fund, Large Capital Growth Fund, and Mid Capital Growth Fund.

 Indemnifications. Under the Series organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Series. In addition, in the normal course of business the Series enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Series that have not yet occurred. However, the Series expects the risk of loss to be remote.

Note 2 -- Fund Mergers

 Pursuant to a plan of reorganization approved by the shareholders of the VC I Growth Fund, on August 26, 2004, the VC I Blue Chip Growth Fund acquired all of the assets and liabilities of VC I Growth Fund. The details of the reorganization which was consummated on August 27, 2004 are set forth below.

 All shares of the VC I Growth Fund were exchanged, tax-free, for shares of VC I Blue Chip Growth Fund. In conjunction with the reorganizations, the VC I Blue Chip Growth Fund is the surviving entity.

 Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

  Net assets of the VCI Blue Chip Growth Fund prior to merger.... $40,399,584
  Net assets of the VCI Growth Fund prior to merger.............. $ 3,787,688
                                                                  -----------
  Aggregate net assets of the VCI Blue Chip Growth Fund following acquisition................................................... $44,187,272
                                                                  -----------
  Unrealized appreciation (depreciation) in the Growth Fund...... $   207,846

Note 3 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

 Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Forward currency contracts are valued at the 4:00 pm eastern time forward rate. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly traded corporate bonds are valued at prices obtained from third party pricing services.

 Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock pursuant to procedures adopted in good faith under the direction of the Fund's Directors.

       134          NOTES TO FINANCIAL STATEMENTS - CONTINUED


 Securities traded primarily on securities exchanges outside the United States of America are valued at the last price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last-reported bid price. If a securities price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

 Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market I Fund are valued by the amortized cost method which approximates fair market value.

 Securities for which quotations are not readily available or if a development /event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Fund's Directors.

B. Options, Futures, and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

 During the period ended May 31, 2005 the following Fund had options written:

                                                          Written Options
                                                       ---------------------
                                                        Health Sciences Fund
                                                       ---------------------
                                                       Number of   Premiums
                                                       Contracts   Received
                                                       --------- -----------
   Options outstanding as of May 31, 2004.............    6,204  $ 2,339,747
   Options written....................................   31,265    9,803,942
   Options terminated in closing purchase transactions  (28,569)  (8,445,830)
   Options exercised..................................   (1,314)    (751,944)
   Options expired....................................     (484)     (96,170)
                                                       ---------------------
   Options outstanding as of May 31, 2005.............    7,102  $ 2,849,745
                                                       ---------------------

 Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. A Fund's activity in futures contracts is used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

 The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward foreign currency positions with underlying portfolio securities, the custodian will

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           135

segregate cash or other liquid assets having a value equal to the aggregate amount of a Fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 As of May 31, 2005, the following funds held a percentage of an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                        Percentage Principal
                   Fund                 Ownership   Amount
                   ------------------------------------------
                   Growth & Income.....    1.80%   $2,551,000
                   Large Capital Growth    0.07%       97,000
                   Money Market I......    0.33%      473,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 State Street Bank & Trust Co. Repurchase Agreement, dated May 31, 2005, bearing interest at a rate of 2.82% per annum, with a principal amount of $141,527,000, a repurchase price of $141,538,086, and maturity date of June 1, 2005. The repurchase agreement is collateralized by the following:

                            Interest Maturity  Principal      Market
        Type of Collateral    Rate     Date     Amount        Value
        ---------------------------------------------------------------
        U.S. Treasury Notes   3.88%  05/15/10 $143,640,000 $144,358,200

 As of May 31, 2005, the following funds held a percentage of an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

                                     Percentage Principal
                      Fund           Ownership   Amount
                      ------------------------------------
                      Money Market I    2.40%   $6,000,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 UBS Warburg, LLC Repurchase Agreement, dated May 31, 2005, bearing interest at a rate of 2.95% per annum, with a principal amount of $250,000,000, a repurchase price of $250,020,486, and maturity date of June 1, 2005. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
-------------------------------------------------------------------------------
U.S. Treasury Inflation Index Bonds   2.00%  01/15/14 $ 34,405,000 $ 37,558,277
U.S. Treasury Inflation Index Bonds   2.38%  01/15/25   50,000,000   56,861,058
U.S. Treasury Inflation Index Bonds   3.63%  04/15/28  100,000,000  161,585,047

D. Mortgage-Backed Dollar Rolls

 During the period ended May 31, 2005, the Asset Allocation Fund, Capital Conservation Fund and Government Securities Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund, Capital Conservation Fund, and Government Securities Fund had no TBA Rolls outstanding at May 31, 2005.

 Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of VC I are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

 VC I does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC I does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

       136          NOTES TO FINANCIAL STATEMENTS - CONTINUED

 Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Investment Securities Loaned

 To realize additional income, a fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable fund's Schedule of Investments. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

 Dividends from net investment income, if any, are normally declared and paid quarterly, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss) and net assets are not affected by these reclassifications.

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           137


Note 4 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

 VALIC receives from VC I a monthly fee based on each fund's average daily net asset value at the following annual rates.

    International Equities Fund        0.35% on the first $500 million;
    Mid Cap Index Fund                 0.25% on the assets over $500 million
    Small Cap Index Fund
    Stock Index Fund
    ------------------------------------------------------------------------
    Blue Chip Growth Fund              0.80%
    Core Equity Fund
    ------------------------------------------------------------------------
    Growth & Income Fund               0.75%
    ------------------------------------------------------------------------
    Science & Technology Fund          0.90%
    Small Cap Fund
    ------------------------------------------------------------------------
    Health Sciences Fund               1.00%
    ------------------------------------------------------------------------
    Inflation Protected Fund           0.50% on the first $250 million;
                                       0.45% on the next $250 million
                                       0.40% thereafter
    ------------------------------------------------------------------------
    International Growth I Fund        0.95%
    ------------------------------------------------------------------------
    Large Cap Growth Fund              0.85%
    ------------------------------------------------------------------------
    Large Capital Growth Fund          0.75% on the first $250 million;
                                       0.70% on the next $250 million
                                       0.65% thereafter
    ------------------------------------------------------------------------
    Mid Capital Growth Fund            0.70% on the first $250 million;
                                       0.65% on the next $250 million
                                       0.60% thereafter
    ------------------------------------------------------------------------
    Asset Allocation Fund              0.50%
    Capital Conservation Fund
    Government Securities Fund
    International Government Bond Fund
    Money Market I Fund
    Social Awareness Fund
    ------------------------------------------------------------------------
    Nasdaq-100(R) Index Fund           0.40%
    ------------------------------------------------------------------------
    Income & Growth Fund               0.77%
    ------------------------------------------------------------------------
    Value Fund                         0.78%

 Prior to August 1, 2004, the management fees for the International Growth I Fund and the Large Cap Growth Fund were 1.00% and 0.95% respectively.

 VALIC has agreed to waive a portion of its management fee or to reimburse certain expenses of the funds listed below through September 30, 2005. The table below reflects total annual operating expenses by fund, as limited by the adviser, shown as a percentage of average net assets.

                                               Maximum
                                               Expenses
                       Fund                   Limitation
                       ---------------------------------
                       Blue Chip Growth......    1.10%
                       Core Equity...........    0.85%
                       Growth & Income.......    0.85%
                       Income & Growth.......    0.83%
                       Inflation Protected...    0.65%
                       International Growth I    1.01%
                       Large Cap Growth......    0.96%
                       Large Capital Growth..    0.85%
                       Mid Capital Growth....    0.85%
                       Money Market I........    0.56%
                       Small Cap.............    0.95%
                       Value.................    1.30%

       138          NOTES TO FINANCIAL STATEMENTS - CONTINUED


 Prior to October 1, 2004, the expense limitations for the International Growth I Fund and Large Cap Growth Fund were 1.06%. Also, prior to October 1, 2004, the Money Market I Fund's expense limitation was 0.60%.

 VALIC has entered into sub-advisory agreements with the following:

     AIG Global Investment Corp. ("AIGGIC")--sub-adviser for the Asset
        Allocation Fund, Capital Conservation Fund, Government Securities Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100(R) Index Fund, Small Cap Index Fund, Social Awareness Fund and Stock Index Fund.
     AIG SunAmerica Asset Management Corp.--sub-adviser for the Growth & Income
        Fund, Large Cap Growth Fund, Money Market I Fund, and a portion of the Large Capital Growth.
     A I M Capital Management, Inc.--sub-adviser for a portion of the Large
        Capital Growth Fund.
     American Century Global Investment Management, Inc. (collectively,
        "American Century")--sub-adviser for the Income & Growth Fund, International Growth I Fund, and for a portion of the Small Cap Fund.
     Brazos Capital Management, LP --sub-adviser for a portion of the Mid
        Capital Growth Fund.
     Franklin Portfolio Associates, LLC.--sub-adviser for a portion of the
        Small Cap Fund.
     Morgan Stanley Investment Management, Inc. (d/b/a/"Van
        Kampen")--sub-adviser for a portion of the Mid Capital Growth Fund. OppenheimerFunds, Inc.--sub-adviser for the Value Fund.
     T. Rowe Price Associates, Inc.--sub-adviser for the Blue Chip Growth Fund, Health Sciences Fund, Science & Technology Fund and for a portion of the Small Cap Fund.
     WM Advisors, Inc.--sub-adviser for approximately 50% of the Core Equity
        Fund.
     Wellington Management Company, LLP--co-sub-adviser for approximately 50% of the Core Equity Fund.

 Effective June 21, 2004, OppenheimerFunds, Inc. replaced Putnam Investment Management, LLC as the sub-adviser for the Value Fund.

 Effective June 21, 2004, Franklin Portfolio Associates, LLC and American Century Investment Management, Inc. replaced Founders Asset Management LLC as the sub-adviser for the Small Cap Fund. T. Rowe Price Associates, Inc. will continue to manage a portion of the assets of the Small Cap Fund.

 The sub-advisers are compensated for their services by VALIC.

 Effective October 1, 2001, the Series entered into an Administrative Services Agreement with AIG SunAmerica Asset Management Corp. ("SAAMCo"). SAAMCo receives from each Fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VC I. During the period ended May 31, 2005, the Series accrued $8,650,713 for accounting and administrative services.

 Effective October 17, 2000, VC I entered into an amended Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended May 31, 2005, the Series incurred $92,007 in transfer agency and services fees.

 On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended May 31, 2005, VC I has deferred $16,343 of director compensation.

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           139


 The Series provides a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC I is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service. The following amounts for the retirement plan liability are included in the payable for Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Directors' fees and expenses line on the Statement of Operations:

                                               Retirement Plan  Retirement Plan
                               Retirement Plan     Expense         Payments
                               Liability as of ---------------------------------
 Fund                           May 31, 2005   For the period ended May 31, 2005
 -                             -               ---------------------------------
 Asset Allocation.............    $ 39,050        $  8,227          $ 1,062
 Blue Chip Growth.............       6,603           1,900                -
 Capital Conservation.........      20,242           3,539              458
 Core Equity..................     179,156          24,582            3,166
 Government Securities........      43,507           6,082              780
 Growth & Income..............      45,869           7,544              969
 Health Sciences..............      21,008           6,180                -
 Income & Growth..............      48,328          10,094                -
 Inflation Protected..........         173             173                -
 International Equities.......      30,067          11,523            1,565
 International Government Bond      34,127           6,293              806
 International Growth I.......      82,457          16,510                -
 Large Cap Growth.............      99,583          17,988                -
 Large Capital Growth.........         322             322                -
 Mid Cap Index................     268,559          69,225            8,978
 Mid Capital Growth...........         322             322                -
 Money Market I...............     123,392          18,472            2,375
 Nasdaq-100 Index(R)..........      13,879           4,025                -
 Science & Technology.........     267,575          54,436            7,005
 Small Cap....................     127,734          26,579                -
 Small Cap Index..............      71,067          22,924            2,995
 Social Awareness.............      81,312          17,092            2,215
 Stock Index..................     851,728         180,729           23,471
 Value........................       2,838             712                -

 At May 31, 2005, VALIC, AIG Annuity Insurance Company ("AIGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

              Fund                           VALIC  AIGAIC  AGL
              ----------------------------- ------  ------ -----
              Asset Allocation.............  99.97%    --      *
              Blue Chip Growth.............  99.73%    --      *
              Capital Conservation......... 100.00%    --     --
              Core Equity.................. 100.00%    --     --
              Government Securities........  88.80% 11.20%    --
              Growth & Income..............  93.14%  6.86%    --
              Health Sciences..............  99.96%    --      *
              Income & Growth..............  99.98%    --      *
              Inflation Protected.......... 100.00%    --     --
              International Equities.......  98.63%     *      *
              International Government Bond 100.00%    --     --
              International Growth I....... 100.00%    --     --
              Large Cap Growth............. 100.00%    --     --
              Large Capital Growth......... 100.00%    --     --
              Mid Cap Index................  98.43%    --      *
              Mid Capital Growth........... 100.00%    --     --
              Money Market I...............  83.19%     *  15.74%
              Nasdaq-100(R) Index..........  95.03%    --      *
              Science & Technology.........  99.74%     *      *
              Small Cap.................... 100.00%    --     --
              Small Cap Index..............  99.11%    --      *
              Social Awareness............. 100.00%    --     --
              Stock Index..................  94.79%     *      *
              Value........................ 100.00%    --     --

--------
*Less than 5% ownership.

       140          NOTES TO FINANCIAL STATEMENTS - CONTINUED


 As disclosed in the schedule of investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended May 31, 2005, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                                                  Change in
                                                                 Market Value                        Realized    Unrealized
Fund                              Security               Income   at 5/31/04  Purchases    Sales    Gain/(Loss)  Gain/(Loss)
-------------------- ---------------------------------- -------- ------------ ---------- ---------- ----------- ------------
Asset Allocation.... American International Group, Inc. $  8,585 $ 1,850,825  $       -- $       -- $       --  $   (448,187)
Asset Allocation.... Riviera Holdings Corp.                2,845          --      77,963         --         --          (698)
Blue Chip Growth.... American International Group, Inc.    1,020     219,900          --         --         --       (53,250)
Core Equity......... American International Group, Inc.   28,214   7,584,718          --  4,276,415    309,093    (1,385,675)
Capital Conservation Riviera Holdings Corp.                2,032          --      55,687         --         --          (498)
Growth & Income..... American International Group, Inc.    3,857   2,019,415          --  1,947,739  1,385,006    (1,456,682)
Small Cap........... Perini Corp.                             --          --     625,161    221,745      4,458       (14,286)
Small Cap........... Steinway Musical Instruments, Inc.       --          --     490,090     71,245    (14,904)      (59,060)
Small Cap Index..... Perini Corp.                             --      89,849      16,802     54,288     11,902        (2,904)
Small Cap Index..... Steinway Musical Instruments, Inc.       --      66,266      65,753         --         --       (17,918)
Small Cap Index..... 21st Century Insurance Group          1,173     151,988      43,833     20,411     (2,498)       12,023
Social Awareness.... American International Group, Inc.   14,334   3,090,328          --         --         --      (748,340)
Stock Index......... American International Group, Inc.  355,749  77,140,920   1,662,625  1,231,963  1,044,039   (19,710,401)

                       Premium    Market Value
Fund                 Amortization  at 5/31/05
-------------------- ------------ ------------
Asset Allocation....    $  --     $ 1,402,638
Asset Allocation....     (440)         76,825
Blue Chip Growth....       --         166,650
Core Equity.........       --       2,231,721
Capital Conservation     (314)         54,875
Growth & Income.....       --              --
Small Cap...........       --         393,588
Small Cap...........       --         344,881
Small Cap Index.....       --          61,361
Small Cap Index.....       --         114,101
Small Cap Index.....       --         184,935
Social Awareness....       --       2,341,988
Stock Index.........       --      58,905,220

 During the period, the following funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-adviser:

                             International Growth I Mid Capital Growth Value Fund
                             ---------------------- ------------------ ----------
J.P. Morgan.................        $ 3,089                $--            $--
J.P. Morgan Securities, Inc.         10,128                 --             --
J.P. Morgan Securities, Ltd.         14,616                 --             --
Morgan Stanley & Co., Inc...             --                  5             --
Oppenheimer & Co., Inc......             --                 --             56

 On February 14, 15, and 16, 2005, American Century Investment Management, Inc., the subadviser for a portion of the Small Cap Fund purchased 1,196, 1,228, and 1,464 shares, respectively, of Perini Corp., which was on the Fund's restricted list. On May 11, 2005, American Century Investment Management, Inc. sold 3,888 shares of Perini Corp. common stock, resulting in a loss of $7,828, which was reimbursed to the Fund by American Century Investment Management, Inc. The loss decreased the Fund's total return by less than 0.01%.

 On February 15, 2005, AIGGIC, the subadviser for the International Equities Fund purchased 18,300 shares of MSCI EAFE Index I Shares resulting in the security exceeding 5% of gross assets. The Fund has an investment restriction, which states a single investment company security cannot exceed 5% of gross assets. On February 17, 2005, AIGGIC sold 2,000 shares of MSCI EAFE Index I Shares which reduced the Funds position to less than 5% of gross assets and resulted in a gain of $2,569, which increased the Funds total return by less than 0.01%.

 From February 27, 2004 to April 7, 2005, AIG Global Investment Corp, the subadviser for the Government Securities Fund purchased portfolio securities that were investment grade bonds (S&P ratings of BBB or Moody ratings of Baa2). The Fund has an investment limitation which states that the Fund may invest in high quality corporate debt securities (S&P ratings of AA or Moody ratings of Aa3 or better). On May 4, 2005, AIGGIC sold the portfolio securities that did not comply with this limitation resulting in a gain of $42,783 which increased the Fund's total return by less than 0.01%.

 On May 24, 2005, OppenheimerFunds, Inc., the subadviser for the Value Fund, purchased 600 shares of BP PLC ADR, which caused the Fund's position in BP PLC ADR to exceed 5% of gross assets and the Fund's total non-qualifying assets to be greater than 25%. The Fund has an investment restriction limiting non-qualifying assets to 25% or less of total assets. On May 25, 2005, OppenheimerFunds, Inc. sold 1,200 shares of BP PLC ADR which reduced the Fund's position in BP PLC ADR to less than 5% of gross assets and non-qualifying assets to less than 25% and resulted in a gain of $8,193 which increased the Fund's total return by less than 0.01%.

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           141


Note 5 -- Investment Activity

 The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended May 31, 2005, were as follows:

                               Purchases of      Sales of
                                investment      investment
                                securities      securities    Purchases of
                              (excluding U.S. (excluding U.S.     U.S.     Sales of U.S.
                                government      government     government   government
Fund                            securities)     securities)    securities   securities
----------------------------- --------------- --------------- ------------ -------------
Asset Allocation.............  $126,012,109    $121,765,442   $ 63,478,172 $ 50,637,555
Blue Chip Growth.............    21,204,904      19,080,261             --           --
Capital Conservation.........   103,154,363      99,585,392     75,500,667   63,954,049
Core Equity..................   177,427,417     266,186,898             --           --
Government Securities........   133,902,857     129,617,117    163,472,656  172,461,858
Growth & Income..............   127,102,538     154,193,861             --           --
Health Sciences..............    78,846,762      73,498,740             --           --
Income & Growth..............   168,111,898     185,743,995             --           --
Inflation Protected..........     1,423,437         578,265     10,912,468    1,960,456
International Equities.......   469,576,650     219,797,782             --           --
International Government Bond   156,301,144     156,874,884     40,404,809   38,532,538
International Growth I.......   353,158,815     410,527,265             --           --
Large Cap Growth.............   515,800,179     576,120,804             --           --
Large Capital Growth.........    14,195,535       4,349,944             --           --
Mid Cap Index................   401,609,728     234,435,057             --           --
Mid Capital Growth...........    15,783,277       6,787,510             --           --
Nasdaq-100(R) Index..........     6,920,104       8,424,013             --           --
Science & Technology.........   701,005,378     916,500,545             --           --
Small Cap....................   722,300,005     782,352,361             --           --
Small Cap Index..............   272,740,527      98,218,659             --           --
Social Awareness.............   205,982,442     209,242,130             --           --
Stock Index..................   226,977,059     213,668,115             --           --
Value........................    30,634,865      25,225,411             --           --

Note 6 -- Federal Income Taxes

 The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, principal paydown adjustments, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at May 31, 2005.

 The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2005.

                               Identified Cost     Gross         Gross     Net Unrealized
                               of Investments    Unrealized    Unrealized   Appreciation
Fund                                Owned       Appreciation  Depreciation (Depreciation)
------------------------------ --------------- -------------- ------------ --------------
Asset Allocation.............. $  170,383,990  $   21,145,309 $  4,155,915 $   16,989,394
Blue Chip Growth..............     44,202,232       6,920,174    1,911,476      5,008,698
Capital Conservation..........     90,936,520         930,574      531,205        399,369
Core Equity...................    513,540,125      70,410,055   42,505,309     27,904,746
Government Securities.........    140,656,555       2,302,679      621,008      1,681,671
Growth & Income...............    158,192,679      17,424,217    3,243,474     14,180,743
Health Sciences...............    172,229,592      26,241,418   18,647,873      7,593,545
Income & Growth...............    233,676,753      26,559,688   12,618,520     13,941,168
Inflation Protected...........     11,389,468         148,518       40,212        108,306
International Equities........    472,391,117      40,054,067   15,832,099     24,221,968
International Government Bond*    141,299,615      10,083,692      942,386      9,141,306
International Growth I........    432,238,013      36,493,262    6,908,802     29,584,460
Large Cap Growth..............    352,913,213      29,507,528    8,956,453     20,551,075
Large Capital Growth..........      9,575,790         485,472      278,047        207,425
Mid Cap Index.................  1,847,695,130     482,226,126  178,842,111    303,384,015
Mid Capital Growth............      9,572,405         606,020      309,939        296,081
Money Market I................    409,058,467              --           --             --
Nasdaq-100(R) Index...........     86,813,070      18,714,623    7,462,856     11,251,767
Science & Technology..........  1,263,697,059     140,254,076   79,075,562     61,178,514
Small Cap.....................    644,575,468     103,003,037   34,018,009     68,985,028
Small Cap Index...............    791,820,875     130,190,851   62,021,353     68,169,498
Social Awareness..............    374,964,690      41,822,568   12,288,647     29,533,921
Stock Index...................  3,410,176,987   1,796,691,888  407,430,102  1,389,261,786
Value.........................     21,520,353       1,769,020      528,526      1,240,594

--------
*The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2004.

       142          NOTES TO FINANCIAL STATEMENTS - CONTINUED


 The tax basis distributable earnings at May 31, 2005 and the tax character of distributions paid during the year ended May 31, 2005 were as follows:

                                         Distributable Earnings               Tax Distributions
                              -------------------------------------------- -----------------------
                                           Long-Term Gains/
                                             Capital Loss     Unrealized                Long-Term
                                Ordinary    Carryover And    Appreciation   Ordinary     Capital
Fund                             Income      Other Losses   (Depreciation)   Income       Gains
----------------------------- -----------  ---------------- -------------- ----------- -----------
Asset Allocation............. $ 1,415,414  $     9,083,246  $   16,989,388 $ 7,039,090 $ 4,453,768
Blue Chip Growth.............      48,966       (1,982,186)      5,008,631     168,526          --
Capital Conservation.........     177,661         (277,260)        399,369   3,546,130     283,389
Core Equity..................     290,315     (186,115,368)     27,904,746   7,470,010          --
Government Securities........     242,157       (2,744,384)      1,681,671   4,345,003          --
Growth & Income..............      81,606      (28,086,250)     14,180,743   2,470,001          --
Health Sciences..............   1,665,685        4,985,952       7,681,617          --   7,252,739
Income & Growth..............     109,002      (22,531,701)     13,941,168   4,790,006          --
Inflation Protected..........      33,644               --         108,306     111,350          --
International Equities.......   1,363,835       (6,275,340)     24,168,995   7,045,012          --
International Government Bond         -- *             -- *      9,182,405  11,685,663   9,372,453
International Growth I.......     813,450     (168,749,668)     29,584,048   3,815,009          --
Large Cap Growth.............     272,775     (331,629,437)     20,551,075   1,950,003          --
Large Capital Growth.........      11,922         (370,861)        207,425       1,070          --
Mid Cap Index................   7,621,586       73,934,189     303,384,015  22,834,216  24,865,081
Mid Capital Growth...........          --         (303,495)        296,081       1,555          --
Money Market I...............     126,909               --              --   6,209,139          --
Nasdaq-100R Index............      23,363       (8,113,619)     11,251,767     636,617          --
Science & Technology.........          --   (1,712,407,326)     61,176,097          --          --
Small Cap....................          --      (29,318,562)     68,985,028          --          --
Small Cap Index..............  10,662,366       16,513,802      68,169,498   5,465,009          --
Social Awareness.............     196,210      (26,506,681)     29,533,921   5,645,004          --
Stock Index..................   3,575,294       95,042,470   1,389,261,786  76,332,202  60,013,765
Value........................     937,501           13,682       1,240,594      22,649     491,833

--------
*The Distributable Earnings for International Government Bond Fund are for the tax year ended September 30, 2004.

 The tax character of distributions paid during the year ended May 31, 2004 was as follows:

                                               Tax Distributions
                                            -----------------------
                                                         Long-Term
                                             Ordinary     Capital
             Fund                             Income       Gains
             ------------------------------ ----------- -----------
             Asset Allocation.............. $ 3,159,113 $ 1,672,519
             Blue Chip Growth..............          --          --
             Capital Conservation..........   2,580,002     931,395
             Core Equity...................   5,424,008          --
             Government Securities.........   8,907,593   6,896,250
             Growth & Income...............   1,044,004          --
             Health Sciences...............          --          --
             Income & Growth...............   3,454,005          --
             International Equities........   2,726,004          --
             International Government Bond*          --          --
             International Growth I........   3,050,011          --
             Large Cap Growth..............          --          --
             Mid Cap Index.................  11,373,016  11,002,160
             Money Market I................   2,453,053          --
             Nasdaq-100(R) Index...........          --          --
             Science & Technology..........          --          --
             Small Cap.....................          --          --
             Small Cap Index...............   2,815,367     405,635
             Social Awareness..............   3,504,007          --
             Stock Index...................  56,550,544  11,718,422
             Value.........................     131,002          --

--------
*The tax distributions for International Government Bond Fund are for the tax year ended September 30, 2003.

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           143


 As of May 31, 2005, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

                                          Capital Loss Carryforward
                       ---------------------------------------------------------------
Fund                        2009          2010         2011        2012        2013
---------------------- -------------- ------------ ------------ ----------- ----------
Blue Chip Growth...... $           -- $         -- $  1,610,716 $   371,470 $       --
Capital Conservation..             --           --           --          --     50,164
Core Equity...........      2,934,676   72,344,700   78,196,502  32,639,490         --
Government Securities.             --           --           --   1,250,061  1,300,788
Growth & Income.......             --           --   28,086,250          --         --
Income & Growth.......             --    2,779,354   19,509,810     242,537         --
International Equities             --           --    5,416,543     318,652         --
International Growth I      2,367,409   75,705,853   90,616,760          --         --
Large Cap Growth......    150,587,901   77,415,024  102,053,141   1,573,371         --
Large Capital Growth..             --           --           --          --    370,861
Mid Capital Growth....             --           --           --          --    303,495
Nasdaq-100(R) Index...         24,628    1,657,023    3,340,356     637,691  2,259,403
Science & Technology..  1,125,723,172  404,504,281  171,964,888          --         --
Small Cap.............      3,746,543   25,572,019           --          --         --
Social Awareness......             --           --   25,472,613   1,034,068         --

 The Fund's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

                                             Capital Loss
                                             Carryforward
                      Fund                     Utilized
                      ---------------------- ------------
                      Blue Chip Growth...... $ 1,418,662
                      Core Equity...........   5,121,958
                      Growth & Income.......  10,945,038
                      Income & Growth.......  15,781,913
                      International Equities   6,483,523
                      International Growth I  43,590,548
                      Large Cap Growth......  21,971,788
                      Science & Technology..   3,964,258
                      Small Cap.............  80,525,024
                      Social Awareness......  17,849,759
                      Value.................     677,498

 Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended May 31, 2005, the Funds elected to defer capital losses as follows :

                              Deferred Post-October Deferred Post-October
       Fund                       Capital Loss          Currency Loss
       ---------------------- --------------------- ---------------------
       Capital Conservation..      $   227,096            $     --
       Government Securities.          193,535                  --
       International Equities               --             506,047
       International Growth I               --              59,646
       Nasdaq-100(R) Index...          194,518                  --
       Science & Technology..       10,208,747               6,238

 For the year ended May 31, 2005, the International Equities Fund elected to defer $34,098 of Post October Passive Foreign Investment Company ("PFIC") loss deferrals.

       144          NOTES TO FINANCIAL STATEMENTS - CONTINUED


 For the period ended May 31, 2005, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, principal paydown adjustments, disposition of PFIC securities, treatment of foreign currency, and investments in real estate investment trusts, to the components of net assets as follows:

                                 Accumulated       Accumulated
                              Undistributed Net Undistributed Net
                              Investment Income   Realized Gain
                                   (Loss)            (Loss)       Capital Paid-in
                              ----------------- ----------------- ---------------
Asset Allocation.............    $  120,011        $  (120,011)      $      --
Blue Chip Growth.............        (1,316)             1,316              --
Capital Conservation.........       153,489           (153,489)             --
Core Equity..................            --                 --              --
Government Securities........       101,083           (101,083)             --
Growth & Income..............            --                 --              --
Health Sciences..............     1,190,514         (1,152,694)        (37,820)
Income & Growth..............            --                 --              --
Inflation Protected..........            --                 --              --
International Equities.......      (379,778)           379,778              --
International Government Bond      (726,374)           726,374              --
International Growth I.......       (52,787)            52,787              --
Large Cap Growth.............            --                 --              --
Large Capital Growth.........            --                 --              --
Mid Cap Index................            --                 --              --
Mid Capital Growth...........        17,604                  2         (17,606)
Money Market I...............            --                 --              --
Nasdaq-100(R) Index..........            --                 --              --
Science & Technology.........       148,248              3,300        (151,548)
Small Cap....................       996,817                 --        (996,817)
Small Cap Index..............       913,101           (913,101)             --
Social Awareness.............            --                 --              --
Stock Index..................            --                 --              --
Value........................            --                 --              --

Note 7 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                          Asset Allocation
                         --------------------------------------------------
                            For the year ended        For the year ended
                               May 31, 2005              May 31, 2004
                         ------------------------  ------------------------
                           Shares       Amount       Shares       Amount
                         ----------  ------------  ----------  ------------
Shares sold.............  2,508,057  $ 30,754,292   2,859,155  $ 34,530,727
Shares issued in merger+         --            --          --            --
Reinvested dividends....    926,092    11,492,858     404,357     4,831,631
Shares redeemed......... (4,046,850)  (49,707,551) (2,098,423)  (24,993,908)
                         ----------  ------------  ----------  ------------
Net increase (decrease).   (612,701) $ (7,460,401)  1,165,089  $ 14,368,450
                         ==========  ============  ==========  ============
                                        Capital Conservation
                         --------------------------------------------------
                            For the year ended        For the year ended
                               May 31, 2005              May 31, 2004
                         ------------------------  ------------------------
                           Shares       Amount       Shares       Amount
                         ----------  ------------  ----------  ------------
Shares sold.............  2,608,800  $ 25,227,318   2,571,565  $ 25,215,974
Reinvested dividends....    395,276     3,829,519     361,076     3,511,397
Shares redeemed......... (2,174,055)  (21,110,759) (3,720,187)  (36,434,331)
                         ----------  ------------  ----------  ------------
Net increase (decrease).    830,021  $  7,946,078    (787,546) $ (7,706,960)
                         ==========  ============  ==========  ============

                                           Blue Chip Growth
                         ----------------------------------------------------
                             For the year ended         For the year ended
                                May 31, 2005               May 31, 2004
                         --------------------------  ------------------------
                            Shares        Amount       Shares       Amount
                         -----------  -------------  ----------  ------------
Shares sold.............   1,728,959  $  13,680,168   3,124,717  $ 23,423,308
Shares issued in merger+     493,674      3,787,688          --            --
Reinvested dividends....      19,920        168,526          --            --
Shares redeemed.........  (1,511,507)   (12,194,253) (1,503,449)  (11,567,695)
                         -----------  -------------  ----------  ------------
Net increase (decrease).     731,046  $   5,442,129   1,621,268  $ 11,855,613
                         ===========  =============  ==========  ============
                                              Core Equity
                         ----------------------------------------------------
                             For the year ended         For the year ended
                                May 31, 2005               May 31, 2004
                         --------------------------  ------------------------
                            Shares        Amount       Shares       Amount
                         -----------  -------------  ----------  ------------
Shares sold.............   2,912,042  $  34,878,334   3,898,476  $ 43,982,569
Reinvested dividends....     615,040      7,470,010     481,907     5,424,008
Shares redeemed......... (10,957,557)  (131,746,263) (8,620,130)  (97,674,666)
                         -----------  -------------  ----------  ------------
Net increase (decrease).  (7,430,475) $ (89,397,919) (4,239,747) $(48,268,089)
                         ===========  =============  ==========  ============

--------
+See Note 2

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           145

                                         Government Securities
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2005                May 31, 2004
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   1,665,058  $  16,735,032    2,372,611  $  24,830,193
Reinvested dividends...     432,605      4,345,003    1,558,214     15,803,843
Shares redeemed........  (3,640,324)   (36,546,115)  (6,862,613)   (72,260,999)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (1,542,661) $ (15,466,080)  (2,931,788) $ (31,626,963)
                        ===========  =============  ===========  =============

                                            Health Sciences
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2005                May 31, 2004
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   3,939,992  $  37,966,004    8,599,527  $  78,688,626
Reinvested dividends...     730,387      7,252,739           --             --
Shares redeemed........  (4,125,596)   (39,160,973)  (3,019,602)   (27,290,979)
                        -----------  -------------  -----------  -------------
Net increase (decrease)     544,783  $   6,057,770    5,579,925  $  51,397,647
                        ===========  =============  ===========  =============

                            Inflation Protected
                        --------------------------
                              For the period
                           December 20, 2004* to
                               May 31, 2005
                        --------------------------
                           Shares        Amount
                        -----------  -------------
Shares sold............   1,082,851  $  10,871,299
Reinvested dividends...      11,039        111,350
Shares redeemed........     (24,867)      (251,421)
                        -----------  -------------
Net increase (decrease)   1,069,023  $  10,731,228
                        ===========  =============

                                     International Government Bond
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2005                May 31, 2004
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   1,669,659  $  22,412,719    4,284,673  $  59,075,892
Reinvested dividends...   1,583,448     21,058,116      559,383      7,718,195
Shares redeemed........  (2,643,890)   (35,437,328)  (5,476,843)   (75,123,369)
                        -----------  -------------  -----------  -------------
Net increase (decrease)     609,217  $   8,033,507     (632,787) $  (8,329,282)
                        ===========  =============  ===========  =============

                                           Large Cap Growth
                        ------------------------------------------------------

                            For the year ended          For the year ended
                               May 31, 2005                May 31, 2004
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   4,825,409  $  30,286,319    6,042,694  $  36,012,253
Reinvested dividends...     304,213      1,950,003           --             --
Shares redeemed........ (17,491,425)  (109,733,636) (14,653,870)   (89,702,311)
                        -----------  -------------  -----------  -------------
Net increase (decrease) (12,361,803) $ (77,497,314)  (8,611,176) $ (53,690,058)
                        ===========  =============  ===========  =============

                                             Mid Cap Index
                        ------------------------------------------------------

                            For the year ended          For the year ended
                               May 31, 2005                May 31, 2004
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............  15,298,835  $ 308,210,918   17,703,035  $ 322,337,800
Reinvested dividends...   2,271,229     47,699,297    1,196,733     22,375,176
Shares redeemed........  (7,984,580)  (162,351,846)  (8,916,379)  (163,532,506)
                        -----------  -------------  -----------  -------------
Net increase (decrease)   9,585,484  $ 193,558,369    9,983,389  $ 181,180,470
                        ===========  =============  ===========  =============

                                           Growth & Income
                        -----------------------------------------------------
                            For the year ended         For the year ended
                               May 31, 2005               May 31, 2004
                        -------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                        -----------  ------------  -----------  -------------
Shares sold............   1,105,748  $ 14,799,432    2,071,683  $  25,681,775
Reinvested dividends...     178,683     2,470,001       83,391      1,044,004
Shares redeemed........  (3,144,962)  (42,414,521)  (3,594,549)   (45,739,119)
                        -----------  ------------  -----------  -------------
Net increase (decrease)  (1,860,531) $(25,145,088)  (1,439,475) $ (19,013,340)
                        ===========  ============  ===========  =============

                                           Income & Growth
                        -----------------------------------------------------
                            For the year ended         For the year ended
                               May 31, 2005               May 31, 2004
                        -------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                        -----------  ------------  -----------  -------------
Shares sold............   3,287,468  $ 31,366,071    3,039,922  $  26,092,791
Reinvested dividends...     500,754     4,790,006      397,862      3,454,005
Shares redeemed........  (5,687,332)  (54,518,399)  (4,101,694)   (35,743,452)
                        -----------  ------------  -----------  -------------
Net increase (decrease)  (1,899,110) $(18,362,322)    (663,910) $  (6,196,656)
                        ===========  ============  ===========  =============

                                        International Equities
                        -----------------------------------------------------

                            For the year ended         For the year ended
                               May 31, 2005               May 31, 2004
                        -------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                        -----------  ------------  -----------  -------------
Shares sold............  40,404,226  $299,000,913   76,742,548  $ 477,377,588
Reinvested dividends...     936,150     7,045,012      411,166      2,726,004
Shares redeemed........  (5,964,278)  (43,928,182) (63,681,224)  (390,438,029)
                        -----------  ------------  -----------  -------------
Net increase (decrease)  35,376,098  $262,117,743   13,472,490  $  89,665,563
                        ===========  ============  ===========  =============

                                        International Growth I
                        -----------------------------------------------------
                            For the year ended         For the year ended
                               May 31, 2005               May 31, 2004
                        -------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                        -----------  ------------  -----------  -------------
Shares sold............   4,288,009  $ 33,303,810   17,229,389  $ 116,360,963
Reinvested dividends...     472,775     3,815,009      437,063      3,050,011
Shares redeemed........ (10,419,550)  (81,501,043) (22,481,382)  (155,094,813)
                        -----------  ------------  -----------  -------------
Net increase (decrease)  (5,658,766) $(44,382,224)  (4,814,930) $ (35,683,839)
                        ===========  ============  ===========  =============

                           Large Capital Growth
                        -------------------------
                              For the period
                          December 20, 2004* to
                               May 31, 2005
                        -------------------------
                           Shares       Amount
                        -----------  ------------
Shares sold............   1,000,000  $ 10,000,000
Reinvested dividends...         106         1,070
Shares redeemed........          --            --
                        -----------  ------------
Net increase (decrease)   1,000,106  $ 10,001,070
                        ===========  ============

                            Mid Capital Growth
                        -------------------------
                              For the period
                          December 20, 2004* to
                               May 31, 2005
                        -------------------------
                           Shares       Amount
                        -----------  ------------
Shares sold............   1,000,000  $ 10,000,000
Reinvested dividends...         154         1,555
Shares redeemed........          --            --
                        -----------  ------------
Net increase (decrease)   1,000,154  $ 10,001,555
                        ===========  ============

--------
*Commencement of operations

       146          NOTES TO FINANCIAL STATEMENTS - CONTINUED


                                             Money Market I
                        --------------------------------------------------------
                             For the year ended           For the year ended
                                May 31, 2005                 May 31, 2004
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............  343,187,113  $ 343,187,113   754,255,042  $ 754,255,038
Reinvested dividends...    6,209,139      6,209,139     2,453,049      2,453,053
Shares redeemed........ (395,169,180)  (395,169,180) (827,447,836)  (827,447,836)
                        ------------  -------------  ------------  -------------
Net increase (decrease)  (45,772,928) $ (45,772,928)  (70,739,745) $ (70,739,745)
                        ============  =============  ============  =============

                                          Science & Technology
                        --------------------------------------------------------
                             For the year ended           For the year ended
                                May 31, 2005                 May 31, 2004
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............    7,753,021  $  82,465,995    17,697,448  $ 184,687,555
Reinvested dividends...           --             --            --             --
Shares redeemed........  (27,286,728)  (290,762,912)  (19,857,668)  (211,847,284)
                        ------------  -------------  ------------  -------------
Net increase (decrease)  (19,533,707) $(208,296,917)   (2,160,220) $ (27,159,729)
                        ============  =============  ============  =============

                                             Small Cap Index
                        --------------------------------------------------------
                             For the year ended           For the year ended
                                May 31, 2005                 May 31, 2004
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............   14,631,585  $ 214,641,332    16,019,398  $ 210,102,617
Reinvested dividends...      361,706      5,465,009       235,095      3,221,002
Shares redeemed........   (4,110,375)   (60,965,612)   (6,248,928)   (81,720,275)
                        ------------  -------------  ------------  -------------
Net increase (decrease)   10,882,916  $ 159,140,729    10,005,565  $ 131,603,344
                        ============  =============  ============  =============

                                               Stock Index
                        --------------------------------------------------------
                             For the year ended           For the year ended
                                May 31, 2005                 May 31, 2004
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............   12,944,520  $ 408,130,934    16,514,234  $ 485,330,548
Reinvested dividends...    4,219,795    136,345,967     2,295,720     68,268,966
Shares redeemed........  (15,783,770)  (496,862,720)  (17,994,542)  (533,745,186)
                        ------------  -------------  ------------  -------------
Net increase (decrease)    1,380,545  $  47,614,181       815,412  $  19,854,328
                        ============  =============  ============  =============

                                          Nasdaq-100(R) Index
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2005                May 31, 2004
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   8,011,139  $  33,257,917   21,881,859  $  84,199,139
Reinvested dividends...     142,755        636,617           --             --
Shares redeemed........  (9,678,790)   (40,173,631) (14,779,880)   (57,250,828)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (1,524,896) $  (6,279,097)   7,101,979  $  26,948,311
                        ===========  =============  ===========  =============

                                               Small Cap
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2005                May 31, 2004
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   4,033,054  $  41,904,735    5,057,854  $  46,117,368
Reinvested dividends...          --             --           --             --
Shares redeemed........ (11,323,071)  (117,852,491) (12,561,816)  (117,588,273)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (7,290,017) $ (75,947,756)  (7,503,962) $ (71,470,905)
                        ===========  =============  ===========  =============

                                           Social Awareness
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2005                May 31, 2004
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   2,991,468  $  55,587,902    2,164,907  $  37,752,447
Reinvested dividends...     295,947      5,645,004      199,706      3,504,007
Shares redeemed........  (4,640,935)   (88,388,114)  (2,770,957)   (48,650,187)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (1,353,520) $ (27,155,208)    (406,344) $  (7,393,733)
                        ===========  =============  ===========  =============

                                                 Value
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2005                May 31, 2004
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............     858,877  $   9,363,642      531,336  $   5,008,530
Reinvested dividends...      46,308        514,482       13,386        131,002
Shares redeemed........    (300,217)    (3,235,904)    (387,546)    (3,648,630)
                        -----------  -------------  -----------  -------------
Net increase (decrease)     604,968  $   6,642,220      157,176  $   1,490,902
                        ===========  =============  ===========  =============

Note 8 -- Expense Reductions

 Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended May 31, 2005, the amount of expense reductions received by each fund were as follows:

                    Fund                 Expense Reductions
                    -------------------- ------------------
                    Blue Chip Growth....      $  2,522
                    Core Equity.........        65,298
                    Health Sciences.....        16,441
                    Science & Technology       142,074

Note 9 -- Investment Concentration

 Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, and Inflation Protected Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Funds had 15.83%, 46.00%, 60.85%, and 30.34%, respectively, of their net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund and International Growth I Fund. The International Equities Fund had 22.18% and 24.34% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Growth I Fund had 24.72% and 16.59% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively.

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           147


 The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

 The Nasdaq-100(R) Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may consist of relatively more companies in certain industry sectors than others, (such as technology), the Fund's performance may be more susceptible to developments which effect those sectors emphasized by the Index.

Note 10 -- Lines of Credit

 The Series and VALIC Company II have established an $85 million committed and $40 million uncommitted lines of credit with State Street Bank & Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. For the period ended May 31, 2005, the following funds had borrowings:

                                                     Average   Weighted
                                  Days     Interest    Debt    Average
        Fund                   Outstanding Charges   Utilized  Interest
        ---------------------- ----------- -------- ---------- --------
        Core Equity...........      2      $   263  $1,353,451   3.50%
        Income & Growth.......     17        3,130   2,187,462   2.96%
        International Growth I      1          102   2,436,993   1.50%
        Large Cap Growth......     52       11,515   2,649,971   2.98%
        Science & Technology..      5          392   1,013,451   2.80%
        Small Cap.............      5          707   2,051,619   2.35%

 As of May 31, 2005, none of the Funds had outstanding borrowings.

Note 11 -- Interfund Lending Agreement

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended May 31, 2005, none of the Funds participated in the program.

Note 12 -- Subsequent Events

 Effective June 20, 2005, AIM Capital Management, Inc. and Massachusetts Financial Services Company ("MFS") will serve as sub-advisers for the International Growth I Fund, each managing a portion of the assets of the Fund. American Century Investment Management, Inc. will continue to manage a portion of the assets of the International Growth I Fund.

 At a special meeting of the Board of Director's of VC I held on June 16, 2005, the Board approved the establishment of nine new funds: Broad Cap Value Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Large Cap Strategic Growth Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, and Small Cap Strategic Growth Fund. These funds will commence operations on or about December 5, 2005.

 The sub-advisers for nine Funds are as follows:

 Broad Cap Value Fund............ Barrow, Hanley, Mewhinney & Strauss, Inc.
 Foreign Value Fund.............. Templeton Investment Counsel, Inc.
 Global Equity Fund.............. Putnam Investment Management, Inc.
 Global Strategy Fund............ Templeton Investment Counsel, Inc.
                                  Franklin Advisers, Inc.
 Large Cap Core Fund............. Evergreen Investment Management Company, LLC
 Large Cap Strategic Growth Fund. American Century Investment Management Co.
 Small Cap Aggressive Growth Fund Credit Suisse Asset Management, LLC
 Small Cap Special Values Fund... Evergreen Investment Management Company, LLC
                                  Putnam Investment Management, Inc.
 Small Cap Strategic Growth Fund. Evergreen Investment Management Company, LLC

       148                    FINANCIAL HIGHLIGHTS

                                                                                    Asset Allocation Fund
                                                              ---------------------------------------------------------------

                                                                                     Year Ended May 31,
                                                              ---------------------------------------------------------------
                                                                  2005           2004           2003         2002       2001
                                                              --------      --------       --------       --------   --------

PER SHARE DATA
Net asset value at beginning of period....................... $  12.12      $  11.21       $  11.35       $  12.71   $  14.68
                                                              ---------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................     0.27/(e)/     0.17/(e)/      0.25/(e)/      0.33       0.43
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................     0.61          1.07          (0.12)         (1.03)     (0.79)
                                                              ---------------------------------------------------------------
   Total income (loss) from investment operations............     0.88          1.24           0.13          (0.70)     (0.36)
                                                              ---------------------------------------------------------------
Distributions from:
   Investment income.........................................    (0.27)        (0.19)         (0.26)         (0.33)     (0.43)
   Realized gain on securities...............................    (0.45)        (0.14)         (0.01)         (0.33)     (1.18)
                                                              ---------------------------------------------------------------
   Total distributions.......................................    (0.72)        (0.33)         (0.27)         (0.66)     (1.61)
                                                              ---------------------------------------------------------------
Net asset value at end of period............................. $  12.28      $  12.12       $  11.21       $  11.35   $  12.71
                                                              ---------------------------------------------------------------
TOTAL RETURN/(a)/............................................     7.31%        11.08%/(f)/     1.28%/(f)/    (5.57)%    (2.46)%
                                                              ---------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.................     0.65%         0.68%          0.72%          0.64%      0.58%
Ratio of expenses to average net assets/(d)/.................     0.65%         0.68%          0.72%          0.64%      0.58%
Ratio of expense reductions to average net assets............        -             -              -              -          -
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................     2.18%         1.47%          2.36%          2.71%      3.10%
Ratio of net investment income (loss) to
 average net assets/(d)/.....................................     2.18%         1.47%          2.36%             -          -
Portfolio turnover rate......................................      104%           75%           112%            71%       112%
Number of shares outstanding at end of period (000's)........   15,256        15,869         14,704         15,944     16,388
Net assets at end of period (000's).......................... $187,309      $192,301       $164,757       $180,925   $208,369

                                                                                    Blue Chip Growth Fund
                                                              ------------------------------------------------------------
                                                                                                                  November 1,
                                                                              Year Ended May 31,                   2000* to
                                                              ------------------------------------------------      May 31,
                                                                  2005         2004          2003        2002        2001
                                                              -------      -------       -------       -------   -----------

PER SHARE DATA
Net asset value at beginning of period....................... $  7.89      $  6.79       $  7.26       $  8.57     $ 10.00
                                                              ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................    0.04/(e)/   (0.00)/(e)/   (0.01)/(e)/   (0.01)       0.02
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................    0.42         1.10         (0.46)        (1.29)      (1.43)
                                                              ------------------------------------------------------------
   Total income (loss) from investment operations............    0.46         1.10         (0.47)        (1.30)      (1.41)
                                                              ------------------------------------------------------------
Distributions from:
   Investment income.........................................   (0.03)           -             -         (0.01)      (0.02)
   Realized gain on securities...............................       -            -             -             -           -
                                                              ------------------------------------------------------------
   Total distributions.......................................   (0.03)           -             -         (0.01)      (0.02)
                                                              ------------------------------------------------------------
Net asset value at end of period............................. $  8.32      $  7.89       $  6.79       $  7.26     $  8.57
                                                              ------------------------------------------------------------
TOTAL RETURN/(a)/............................................    5.81%       16.20%        (6.47)%      (15.22)%    (14.14)%
                                                              ------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.................    1.08%        1.07%         1.24%         1.15%       0.88%/(b)/
Ratio of expenses to average net assets/(d)/.................    1.10%        1.07%         1.24%         1.15%       0.88%/(b)/
Ratio of expense reductions to average net assets............    0.01%        0.01%         0.03%         0.00%       0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................    0.47%       (0.02)%       (0.19)%       (0.17)%      0.31%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/.....................................    0.45%       (0.02)%       (0.19)%           -           -
Portfolio turnover rate......................................      42%          30%           44%           39%         70%
Number of shares outstanding at end of period (000's)........   5,847        5,116         3,495         2,763       1,702
Net assets at end of period (000's).......................... $48,638      $40,369       $23,728       $20,063     $14,592

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

                      FINANCIAL HIGHLIGHTS - CONTINUED                149


                                                                              Capital Conservation Fund
                                                              ---------------------------------------------------------
                                                                                  Year Ended May 31,
                                                              ---------------------------------------------------------
                                                                  2005          2004          2003       2002     2001
                                                              -------      -------        -------      -------  -------

PER SHARE DATA
Net asset value at beginning of period....................... $  9.53      $ 10.04        $  9.38      $  9.34  $  8.78
                                                              ---------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................    0.37/(d)/    0.28/(d)/      0.36/(d)/    0.52     0.58
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.......................    0.19        (0.37)          0.68         0.04     0.56
                                                              ---------------------------------------------------------
   Total income (loss) from investment operations............    0.56        (0.09)          1.04         0.56     1.14
                                                              ---------------------------------------------------------
Distributions from:
   Investment income.........................................   (0.38)       (0.31)         (0.38)       (0.52)   (0.58)
   Realized gain on securities...............................   (0.05)       (0.11)             -            -        -
                                                              ---------------------------------------------------------
   Total distributions.......................................   (0.43)       (0.42)         (0.38)       (0.52)   (0.58)
                                                              ---------------------------------------------------------
Net asset value at end of period............................. $  9.66      $  9.53        $ 10.04      $  9.38  $  9.34
                                                              ---------------------------------------------------------
TOTAL RETURN/(a)/............................................    5.99%       (0.82)%/(e)/   11.31%        6.12%   13.35%
                                                              ---------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................    0.70%        0.68%          0.70%        0.65%    0.58%
Ratio of expenses to average net assets/(c)/.................    0.70%        0.68%          0.70%        0.65%    0.58%
Ratio of expense reductions to average net assets............       -            -              -            -        -
Ratio of net investment income (loss) to
 average net assets/(b)/.....................................    3.83%        2.89%          3.77%        5.50%    6.35%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................    3.83%        2.89%          3.77%           -        -
Portfolio turnover rate......................................     198%         171%           218%         132%     418%
Number of shares outstanding at end of period (000's)........   8,997        8,167          8,954        7,440    6,058
Net assets at end of period (000's).......................... $86,903      $77,836        $89,866      $69,785  $56,560

                                                                                      Core Equity Fund
                                                              --------------------------------------------------------------
                                                                                     Year Ended May 31,
                                                              --------------------------------------------------------------
                                                                   2005          2004          2003         2002       2001
                                                              ---------      --------      --------      --------   --------

PER SHARE DATA
Net asset value at beginning of period.......................  $  11.77      $  10.12      $  11.10      $  13.36   $  23.31
                                                              --------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................      0.16/(d)/     0.10/(d)/     0.11/(d)/     0.07       0.04
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.......................      0.60          1.65         (0.98)        (2.26)     (2.54)
                                                              --------------------------------------------------------------
   Total income (loss) from investment operations............      0.76          1.75         (0.87)        (2.19)     (2.50)
                                                              --------------------------------------------------------------
Distributions from:
   Investment income.........................................     (0.16)        (0.10)        (0.11)        (0.07)     (0.04)
   Realized gain on securities...............................         -             -             -             -      (7.41)
                                                              --------------------------------------------------------------
   Total distributions.......................................     (0.16)        (0.10)        (0.11)        (0.07)     (7.45)
                                                              --------------------------------------------------------------
Net asset value at end of period.............................  $  12.37      $  11.77      $  10.12      $  11.10   $  13.36
                                                              --------------------------------------------------------------
TOTAL RETURN/(a)/............................................      6.48%        17.36%        (7.79)%      (16.43)%   (11.62)%
                                                              --------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................      0.85%         0.85%         0.85%         0.84%      0.86%
Ratio of expenses to average net assets/(c)/.................      0.93%         0.95%         0.97%         0.93%      0.88%
Ratio of expense reductions to average net assets............      0.01%         0.01%         0.05%         0.00%      0.00%
Ratio of net investment income (loss) to
 average net assets/(b)/.....................................      1.30%         0.88%         1.08%         0.55%      0.24%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................      1.22%         0.79%         0.96%            -          -
Portfolio turnover rate......................................        31%           28%           25%           64%        71%
Number of shares outstanding at end of period (000's)........    43,687        51,118        55,358        61,675     68,430
Net assets at end of period (000's)..........................  $540,620      $601,756      $560,038      $684,642   $913,980

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Funds performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

       150              FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                Government Securities Fund
                                                              -------------------------------------------------------------
                                                                                    Year Ended May 31,
                                                              -------------------------------------------------------------
                                                                   2005          2004          2003        2002      2001
                                                              --------       --------      --------      --------  --------

PER SHARE DATA
Net asset value at beginning of period....................... $   9.82       $  11.24      $  10.37      $  10.07  $   9.51
                                                              -------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................     0.31/(d)/      0.27/(d)/     0.38/(d)/     0.51      0.58
   Net realized and unrealized gain (loss)
    on investments and foreign currencies....................     0.33          (0.65)         0.95          0.30      0.56
                                                              -------------------------------------------------------------
   Total income (loss) from investment operations............     0.64          (0.38)         1.33          0.81      1.14
                                                              -------------------------------------------------------------
Distributions from:
   Investment income.........................................    (0.32)         (0.29)        (0.39)        (0.51)    (0.58)
   Realized gain on securities...............................        -          (0.75)        (0.07)            -         -
                                                              -------------------------------------------------------------
   Total distributions.......................................    (0.32)         (1.04)        (0.46)        (0.51)    (0.58)
                                                              -------------------------------------------------------------
Net asset value at end of period............................. $  10.14       $   9.82      $  11.24      $  10.37  $  10.07
                                                              -------------------------------------------------------------
TOTAL RETURN/(a)/............................................     6.54%/(e)/    (3.40)%       12.99%         8.17%    12.23%
                                                              -------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................     0.66%          0.65%         0.66%         0.63%     0.58%
Ratio of expenses to average net assets/(c)/.................     0.66%          0.65%         0.66%         0.63%     0.58%
Ratio of expense reductions to average net assets............        -              -             -             -         -
Ratio of net investment income (loss) to
 average net assets/(b)/.....................................     3.03%          2.59%         3.54%         4.89%     5.83%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................     3.03%          2.59%         3.54%            -         -
Portfolio turnover rate......................................      216%           169%          201%           89%       84%
Number of shares outstanding at end of period (000's)........   13,361         14,904        17,836        12,993    11,873
Net assets at end of period (000's).......................... $135,549       $146,347      $200,412      $134,726  $119,514

                                                                                   Growth & Income Fund
                                                              -------------------------------------------------------------
                                                                                    Year Ended May 31,
                                                              -------------------------------------------------------------
                                                                  2005          2004          2003         2002       2001
                                                              --------      --------      --------      --------   --------

PER SHARE DATA
Net asset value at beginning of period....................... $  12.87      $  11.32      $  12.87      $  14.84   $  21.04
                                                              -------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................     0.19/(d)/     0.07/(d)/     0.09/(d)/     0.08       0.11
   Net realized and unrealized gain (loss)
    on investments and foreign currencies....................     1.15          1.55         (1.55)        (1.75)     (2.39)
                                                              -------------------------------------------------------------
   Total income (loss) from investment operations............     1.34          1.62         (1.46)        (1.67)     (2.28)
                                                              -------------------------------------------------------------
Distributions from:
   Investment income.........................................    (0.19)        (0.07)        (0.09)        (0.09)     (0.11)
   Realized gain on securities...............................        -             -             -         (0.21)     (3.81)
                                                              -------------------------------------------------------------
   Total distributions.......................................    (0.19)        (0.07)        (0.09)        (0.30)     (3.92)
                                                              -------------------------------------------------------------
Net asset value at end of period............................. $  14.02      $  12.87      $  11.32      $  12.87   $  14.84
                                                              -------------------------------------------------------------
TOTAL RETURN/(a)/............................................    10.47%        14.33%       (11.31)%      (11.36)%   (10.91)%
                                                              -------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................     0.85%         0.85%         0.85%         0.85%      0.82%
Ratio of expenses to average net assets/(c)/.................     0.90%         0.89%         0.91%         0.87%      0.83%
Ratio of expense reductions to average net assets............        -             -             -             -          -
Ratio of net investment income (loss) to
 average net assets/(b)/.....................................     1.41%         0.55%         0.82%         0.59%      0.62%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................     1.35%         0.51%         0.76%            -          -
Portfolio turnover rate......................................       74%          168%           97%          110%        65%
Number of shares outstanding at end of period (000's)........   12,102        13,963        15,402        17,145     18,026
Net assets at end of period (000's).......................... $169,724      $179,737      $174,359      $220,745   $267,487

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

                      FINANCIAL HIGHLIGHTS - CONTINUED                151


                                                                                       Health Sciences Fund
                                                              -----------------------------------------------------

                                                                               Year Ended May 31,
                                                              ---------------------------------------------------
                                                                   2005           2004          2003        2002
                                                              --------       --------       -------       -------

PER SHARE DATA
Net asset value at beginning of period....................... $  10.06       $   7.98       $  7.76       $  8.93
                                                              -----------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................    (0.08)/(e)/    (0.07)/(e)/   (0.05)/(e)/   (0.04)
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................    (0.02)          2.15          0.27         (1.13)
                                                              -----------------------------------------------------
   Total income (loss) from investment operations............    (0.10)          2.08          0.22         (1.17)
                                                              -----------------------------------------------------
Distributions from:
   Investment income.........................................        -              -             -             -
   Realized gain on securities...............................    (0.47)             -             -             -
                                                              -----------------------------------------------------
   Total distributions.......................................    (0.47)             -             -             -
                                                              -----------------------------------------------------
Net asset value at end of period............................. $   9.49       $  10.06       $  7.98       $  7.76
                                                              -----------------------------------------------------
TOTAL RETURN/(a)/............................................    (1.23)%        26.07%         2.84%/(f)/  (13.10)%
                                                              -----------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.................     1.17%          1.15%         1.24%         1.22%
Ratio of expenses to average net assets/(d)/.................     1.17%          1.15%         1.24%         1.22%
Ratio of expense reductions to average net assets............     0.01%          0.03%         0.03%         0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................    (0.80)%        (0.77)%       (0.75)%       (0.65)%
Ratio of net investment income (loss) to
 average net assets/(d)/.....................................    (0.80)%        (0.77)%       (0.75)%           -
Portfolio turnover rate......................................       49%            41%           48%           70%
Number of shares outstanding at end of period (000's)........   15,856         15,312         9,732         7,029
Net assets at end of period (000's).......................... $150,541       $154,050       $77,673       $54,514

                                                                Health
                                                               Sciences
                                                                 Fund
                                                              ----------
                                                               November 1,
                                                                2000* to
                                                                 May 31,
                                                                  2001
                                                              -----------

PER SHARE DATA
Net asset value at beginning of period.......................   $ 10.00
                                                              ----------
Income (loss) from investment operations:
   Net investment income (loss)..............................      0.01
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................     (1.07)
                                                              ----------
   Total income (loss) from investment operations............     (1.06)
                                                              ----------
Distributions from:
   Investment income.........................................     (0.01)
   Realized gain on securities...............................         -
                                                              ----------
   Total distributions.......................................     (0.01)
                                                              ----------
Net asset value at end of period.............................   $  8.93
                                                              ----------
TOTAL RETURN/(a)/............................................    (10.60)%
                                                              ----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.................      1.08%/(b)/
Ratio of expenses to average net assets/(d)/.................      1.08%/(b)/
Ratio of expense reductions to average net assets............      0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................     (0.03)%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/.....................................         -
Portfolio turnover rate......................................       158%
Number of shares outstanding at end of period (000's)........     2,684
Net assets at end of period (000's)..........................   $23,965

                                                                                      Income & Growth Fund
                                                              ----------------------------------------------------

                                                                               Year Ended May 31,
                                                              --------------------------------------------------
                                                                  2005          2004          2003         2002
                                                              --------      --------      --------      --------

PER SHARE DATA
Net asset value at beginning of period....................... $   9.07      $   7.73      $   8.51      $   9.61
                                                              ----------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................     0.20/(e)/     0.13/(e)/     0.11/(e)/     0.08
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................     0.80          1.34         (0.79)        (1.10)
                                                              ----------------------------------------------------
   Total income (loss) from investment operations............     1.00          1.47         (0.68)        (1.02)
                                                              ----------------------------------------------------
Distributions from:
   Investment income.........................................    (0.20)        (0.13)        (0.10)        (0.08)
   Realized gain on securities...............................        -             -             -             -
                                                              ----------------------------------------------------
   Total distributions.......................................    (0.20)        (0.13)        (0.10)        (0.08)
                                                              ----------------------------------------------------
Net asset value at end of period............................. $   9.87      $   9.07      $   7.73      $   8.51
                                                              ----------------------------------------------------
TOTAL RETURN/(a)/............................................    11.07%        19.16%        (7.87)%      (10.58)%
                                                              ----------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.................     0.83%         0.83%         0.83%         0.83%
Ratio of expenses to average net assets/(d)/.................     0.91%         0.91%         0.93%         0.93%
Ratio of expense reductions to average net assets............        -             -             -             -
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................     2.05%         1.50%         1.47%         0.91%
Ratio of net investment income (loss) to
 average net assets/(d)/.....................................     1.97%         1.43%         1.37%            -
Portfolio turnover rate......................................       72%           71%           64%           65%
Number of shares outstanding at end of period (000's)........   23,445        25,344        26,008        27,664
Net assets at end of period (000's).......................... $231,351      $229,928      $200,919      $235,508

                                                                Income &
                                                                 Growth
                                                                  Fund
                                                              -----------
                                                               December 11,
                                                                 2000* to
                                                                 May 31,
                                                                   2001
                                                              ------------

PER SHARE DATA
Net asset value at beginning of period.......................   $  10.00
                                                              -----------
Income (loss) from investment operations:
   Net investment income (loss)..............................       0.04
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................      (0.40)
                                                              -----------
   Total income (loss) from investment operations............      (0.36)
                                                              -----------
Distributions from:
   Investment income.........................................      (0.03)
   Realized gain on securities...............................          -
                                                              -----------
   Total distributions.......................................      (0.03)
                                                              -----------
Net asset value at end of period.............................   $   9.61
                                                              -----------
TOTAL RETURN/(a)/............................................      (3.60)%
                                                              -----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.................       0.83%/(b)/
Ratio of expenses to average net assets/(d)/.................       0.87%/(b)/
Ratio of expense reductions to average net assets............          -
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................       0.79%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/.....................................          -
Portfolio turnover rate......................................         72%
Number of shares outstanding at end of period (000's)........     27,197
Net assets at end of period (000's)..........................   $261,303

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

       152              FINANCIAL HIGHLIGHTS - CONTINUED


                                                       Inflation
                                                       Protected
                                                          Fund                          International Equities Fund
                                                      ------------    -----------------------------------------------------
                                                      December 20,
                                                        2004* to                             Year Ended May 31,
                                                        May 31,       -----------------------------------------------------
                                                          2005             2005          2004          2003         2002
                                                      ------------    --------       --------      --------      --------

PER SHARE DATA
Net asset value at beginning of period...............   $ 10.00       $   6.80       $   5.50      $   6.67      $   8.78
                                                      ------------    -----------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)......................      0.20/(e)/      0.16/(e)/      0.12/(e)/     0.09/(e)/     0.09
   Net realized and unrealized gain (loss)
    on investments and foreign currencies............      0.10           0.73           1.29         (1.20)        (1.07)
                                                      ------------    -----------------------------------------------------
   Total income (loss) from investment operations....      0.30           0.89           1.41         (1.11)        (0.98)
                                                      ------------    -----------------------------------------------------
Distributions from:
   Investment income.................................     (0.13)         (0.13)         (0.11)        (0.06)        (0.16)
   Realized gain on securities.......................         -              -              -             -         (0.97)
                                                      ------------    -----------------------------------------------------
   Total distributions...............................     (0.13)         (0.13)         (0.11)        (0.06)        (1.13)
                                                      ------------    -----------------------------------------------------
Net asset value at end of period.....................   $ 10.17       $   7.56       $   6.80      $   5.50      $   6.67
                                                      ------------    -----------------------------------------------------
TOTAL RETURN/(a)/....................................      3.00%         13.10%/(f)/    25.78%       (16.64)%      (10.66)%
                                                      ------------    -----------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.........      0.65%/(b)/     0.67%          0.61%         0.68%         0.78%
Ratio of expenses to average net assets/(d)/.........      2.27%/(b)/     0.67%          0.61%         0.68%         0.78%
Ratio of expense reductions to average net assets....         -              -              -             -             -
Ratio of net investment income (loss) to
 average net assets/(c)/.............................      4.67%/(b)/     2.17%          1.96%         1.71%         1.16%
Ratio of net investment income (loss) to
 average net assets/(d)/.............................      3.05%/(b)/     2.17%          1.96%         1.71%            -
Portfolio turnover rate..............................        39%            68%            12%            0%           45%
Number of shares outstanding at end of period (000's)     1,069         65,340         29,964        16,491        15,226
Net assets at end of period (000's)..................   $10,873       $493,945       $203,768      $ 90,680      $101,562

                                                  International
                                                    Equities
                                                      Fund                     International Government Bond Fund
                                                  -------------  -----------------------------------------------------------

                                                                                          Year Ended May 31,
                                                  ---------      -----------------------------------------------------------
                                                     2001            2005          2004          2003        2002      2001
                                                  --------       --------      --------      --------      --------  -------

PER SHARE DATA
Net asset value at beginning of period........... $  12.55       $  13.40      $  13.83      $  11.04      $  10.10  $ 10.88

                                                  ---------      -----------------------------------------------------------

Income (loss) from investment operations:
   Net investment income (loss)..................     0.12           0.50/(e)/     0.55/(e)/     0.05/(e)/     0.54     0.43
   Net realized and unrealized gain (loss)
    on investments and foreign currencies........    (2.46)          1.08         (0.25)         2.81          0.49    (0.91)
                                                  ---------      -----------------------------------------------------------
   Total income (loss) from investment operations    (2.34)          1.58          0.30          2.86          1.03    (0.48)
                                                  ---------      -----------------------------------------------------------
Distributions from:
   Investment income.............................    (0.09)         (0.76)        (0.52)            -             -    (0.26)
   Realized gain on securities...................    (1.34)         (1.18)        (0.21)        (0.07)        (0.09)   (0.04)
                                                  ---------      -----------------------------------------------------------
   Total distributions...........................    (1.43)         (1.94)        (0.73)        (0.07)        (0.09)   (0.30)
                                                  ---------      -----------------------------------------------------------
Net asset value at end of period................. $   8.78       $  13.04      $  13.40      $  13.83      $  11.04  $ 10.10
                                                  ---------      -----------------------------------------------------------
TOTAL RETURN/(a)/................................   (19.59)%        12.30%         2.10%        25.96%        10.23%   (4.47)%
                                                  ---------      -----------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.....     0.42%          0.69%         0.72%         0.77%         0.73%    0.58%
Ratio of expenses to average net assets/(d)/.....     0.42%          0.69%         0.72%         0.77%         0.73%    0.58%
Ratio of expense reductions to average net assets        -              -             -             -             -        -
Ratio of net investment income (loss) to
 average net assets/(c)/.........................     1.08%          3.77%         3.95%         4.81%         5.71%    3.82%
Ratio of net investment income (loss) to
 average net assets/(d)/.........................        -           3.77%         3.95%         4.81%            -        -
Portfolio turnover rate..........................       45%           136%          119%           70%          110%      72%
Number of shares outstanding at end of
 period (000's)                                     13,501         11,362        10,753        11,386         9,242    9,898
Net assets at end of period (000's).............. $118,524       $148,171      $144,083      $157,478      $102,053  $99,977

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

                      FINANCIAL HIGHLIGHTS - CONTINUED                153


                                                                                   International Growth I Fund
                                                              -----------------------------------------------------

                                                                               Year Ended May 31,
                                                              ---------------------------------------------------
                                                                  2005           2004          2003         2002
                                                              --------      ---------      --------      --------

PER SHARE DATA
Net asset value at beginning of period....................... $   7.38       $   6.07      $   7.25      $   8.31
                                                              -----------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................     0.08/(e)/      0.06/(e)/     0.08/(e)/     0.05
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................     0.69           1.31         (1.15)        (1.09)
                                                              -----------------------------------------------------
   Total income (loss) from investment operations............     0.77           1.37         (1.07)        (1.04)
                                                              -----------------------------------------------------
Distributions from:
   Investment income.........................................    (0.08)         (0.06)        (0.11)        (0.02)
   Realized gain on securities...............................        -              -             -             -
                                                              -----------------------------------------------------
   Total distributions.......................................    (0.08)         (0.06)        (0.11)        (0.02)
                                                              -----------------------------------------------------
Net asset value at end of period............................. $   8.07       $   7.38      $   6.07      $   7.25
                                                              -----------------------------------------------------
TOTAL RETURN/(a)/............................................    10.46%         22.57%       (14.76)%      (12.56)%
                                                              -----------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.................     1.03%          1.06%         1.06%         1.06%
Ratio of expenses to average net assets/(d)/.................     1.29%          1.28%         1.36%         1.33%
Ratio of expense reductions to average net assets............        -              -             -             -
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................     0.99%          0.83%         1.25%         0.67%
Ratio of net investment income (loss) to
 average net assets/(d)/.....................................     0.73%          0.61%         0.95%            -
Portfolio turnover rate......................................       94%           164%          192%          205%
Number of shares outstanding at end of period (000's)........   46,352         52,010        56,825        60,441
Net assets at end of period (000's).......................... $374,189       $383,924      $345,213      $438,474

                                                              International
                                                                Growth I
                                                                  Fund
                                                              -------------
                                                               December 11,
                                                                 2000* to
                                                                 May 31,
                                                                   2001
                                                              -------------

PER SHARE DATA
Net asset value at beginning of period.......................   $  10.00
                                                              -------------
Income (loss) from investment operations:
   Net investment income (loss)..............................       0.05
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................      (1.70)
                                                              -------------
   Total income (loss) from investment operations............      (1.65)
                                                              -------------
Distributions from:
   Investment income.........................................      (0.04)
   Realized gain on securities...............................          -
                                                              -------------
   Total distributions.......................................      (0.04)
                                                              -------------
Net asset value at end of period.............................   $   8.31
                                                              -------------
TOTAL RETURN/(a)/............................................      (3.60)%
                                                              -------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.................       1.06%/(b)/
Ratio of expenses to average net assets/(d)/.................       1.10%/(b)/
Ratio of expense reductions to average net assets............          -
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................       0.99%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/.....................................          -
Portfolio turnover rate......................................        183%
Number of shares outstanding at end of period (000's)........     64,151
Net assets at end of period (000's)..........................   $533,368

                                                                                       Large Cap Growth Fund
                                                              -----------------------------------------------------

                                                                               Year Ended May 31,
                                                              ---------------------------------------------------
                                                                  2005           2004          2003         2002
                                                              --------      --------       --------      --------

PER SHARE DATA
Net asset value at beginning of period....................... $   6.23      $   5.45       $   6.20      $   7.43
                                                              -----------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................     0.03/(e)/    (0.00)/(e)/     0.00/(e)/    (0.01)
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................     0.16          0.78          (0.75)        (1.22)
                                                              -----------------------------------------------------
   Total income (loss) from investment operations............     0.19          0.78          (0.75)        (1.23)
                                                              -----------------------------------------------------
Distributions from:
   Investment income.........................................    (0.03)            -              -             -
   Realized gain on securities...............................        -             -              -             -
                                                              -----------------------------------------------------
   Total distributions.......................................    (0.03)            -              -             -
                                                              -----------------------------------------------------
Net asset value at end of period............................. $   6.39      $   6.23       $   5.45      $   6.20
                                                              -----------------------------------------------------
TOTAL RETURN/(a)/............................................     3.12%        14.31%        (12.04)%      (16.55)%
                                                              -----------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.................     0.98%         1.06%          1.06%         1.05%
Ratio of expenses to average net assets/(d)/.................     1.00%         1.08%          1.10%         1.15%
Ratio of expense reductions to average net assets............        -             -              -             -
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................     0.55%        (0.07)%         0.05%        (0.13)%
Ratio of net investment income (loss) to
 average net assets/(d)/.....................................     0.53%        (0.09)%         0.01%            -
Portfolio turnover rate......................................      132%          141%            86%          150%
Number of shares outstanding at end of period (000's)........   57,197        69,559         78,170        83,752
Net assets at end of period (000's).......................... $365,292      $433,278       $426,061      $519,129

                                                               Large Cap
                                                              Growth Fund
                                                              -----------
                                                               December 11,
                                                                 2000* to
                                                                 May 31,
                                                                   2001
                                                              ------------

PER SHARE DATA
Net asset value at beginning of period.......................   $  10.00
                                                              -----------
Income (loss) from investment operations:
   Net investment income (loss)..............................      (0.01)
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................      (2.56)
                                                              -----------
   Total income (loss) from investment operations............      (2.57)
                                                              -----------
Distributions from:
   Investment income.........................................          -
   Realized gain on securities...............................          -
                                                              -----------
   Total distributions.......................................          -
                                                              -----------
Net asset value at end of period.............................   $   7.43
                                                              -----------
TOTAL RETURN/(a)/............................................     (25.70)%
                                                              -----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.................       1.06%/(b)/
Ratio of expenses to average net assets/(d)/.................       1.10%/(b)/
Ratio of expense reductions to average net assets............          -
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................      (0.27)%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/.....................................          -
Portfolio turnover rate......................................         94%
Number of shares outstanding at end of period (000's)........     84,055
Net assets at end of period (000's)..........................   $624,700

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method.

       154              FINANCIAL HIGHLIGHTS - CONTINUED


                                          Large Capital
                                             Growth
                                              Fund                                   Mid Cap Index Fund
                                          -------------    -----------------------------------------------------------
                                          December 20,
                                            2004* to                                 Year Ended May 31,
                                             May 31,       -----------------------------------------------------------
                                              2005              2005            2004            2003          2002
                                          -------------    ----------      ----------      ----------      ----------

PER SHARE DATA
Net asset value at beginning of period...    $10.00        $    19.41      $    15.62      $    18.01      $    19.82
                                          -------------    -----------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........      0.01/(e)/         0.19/(e)/       0.14/(e)/       0.11/(e)/       0.13
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................     (0.16)             2.42            3.94           (1.88)           0.16
                                          -------------    -----------------------------------------------------------
   Total income (loss) from investment
    operations...........................     (0.15)             2.61            4.08           (1.77)           0.29
                                          -------------    -----------------------------------------------------------
Distributions from:
   Investment income.....................      0.00             (0.19)          (0.15)          (0.10)          (0.14)
   Realized gain on securities...........         -             (0.37)          (0.14)          (0.52)          (1.96)
                                          -------------    -----------------------------------------------------------
   Total distributions...................      0.00             (0.56)          (0.29)          (0.62)          (2.10)
                                          -------------    -----------------------------------------------------------
Net asset value at end of period.........    $ 9.85        $    21.46      $    19.41      $    15.62      $    18.01
                                          -------------    -----------------------------------------------------------
TOTAL RETURN/(a)/........................     (1.49)%           13.50%          26.22%          (9.50)%          2.03%
                                          -------------    -----------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................      0.85%/(b)/        0.40%           0.41%           0.45%           0.41%
Ratio of expenses to average net
 assets/(d)/.............................      2.73%/(b)/        0.40%           0.41%           0.45%           0.41%
Ratio of expense reductions to
 average net assets......................         -                 -               -               -               -
Ratio of net investment income (loss)
 to average net assets/(c)/..............      0.29%/(b)/        0.95%           0.80%           0.77%           0.74%
Ratio of net investment income (loss)
 to average net assets/(d)/..............     (1.59)%/(b)/       0.95%           0.80%           0.77%              -
Portfolio turnover rate..................        45%               14%             11%             10%             17%
Number of shares outstanding at end
 of period (000's).......................     1,000            89,704          80,118          70,135          64,086
Net assets at end of period (000's)......    $9,849        $1,925,334      $1,554,815      $1,095,294      $1,154,008

                                                      Mid Capital
                                                         Growth
                                                          Fund
                                          ----------- ------------
                                                      December 20,
                                                        2004* to
                                          -----------   May 31,
                                             2001         2005
                                          ----------  ------------

PER SHARE DATA
Net asset value at beginning of period... $    23.73     $10.00
                                          ----------- ------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........       0.19      (0.02)/(e)/
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................       1.74      (0.01)
                                          ----------- ------------
   Total income (loss) from investment
    operations...........................       1.93      (0.03)
                                          ----------- ------------
Distributions from:
   Investment income.....................      (0.19)      0.00
   Realized gain on securities...........      (5.65)         -
                                          ----------- ------------
   Total distributions...................      (5.84)      0.00
                                          ----------- ------------
Net asset value at end of period......... $    19.82     $ 9.97
                                          ----------- ------------
TOTAL RETURN/(a)/........................      10.11%     (0.28)%
                                          ----------- ------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................       0.38%      0.85%/(b)/
Ratio of expenses to average net
 assets/(d)/.............................       0.38%      2.68%/(b)/
Ratio of expense reductions to
 average net assets......................          -          -
Ratio of net investment income (loss)
 to average net assets/(c)/..............       0.84%     (0.37)%/(b)/
Ratio of net investment income (loss)
 to average net assets/(d)/..............          -      (2.20)%/(b)/
Portfolio turnover rate..................         34%        72%
Number of shares outstanding at end
 of period (000's).......................     52,860      1,000
Net assets at end of period (000's)...... $1,047,680     $9,976

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method.

                      FINANCIAL HIGHLIGHTS - CONTINUED                155


                                                                                   Money Market I Fund
                                                              -------------------------------------------------------------

                                                                                    Year Ended May 31,
                                                              -------------------------------------------------------------
                                                                  2005           2004          2003        2002      2001
                                                              --------      ---------      --------      --------  --------

PER SHARE DATA
Net asset value at beginning of period....................... $   1.00       $   1.00      $   1.00      $   1.00  $   1.00
                                                              -------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................     0.01/(e)/      0.01/(e)/     0.01/(e)/     0.02      0.06
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................        -              -             -             -         -
                                                              -------------------------------------------------------------
   Total income (loss) from investment operations............     0.01           0.01          0.01          0.02      0.06
                                                              -------------------------------------------------------------
Distributions from:
   Investment income.........................................    (0.01)         (0.01)        (0.01)        (0.02)    (0.06)
   Realized gain on securities...............................        -              -             -             -         -
                                                              -------------------------------------------------------------
   Total distributions.......................................    (0.01)         (0.01)        (0.01)        (0.02)    (0.06)
                                                              -------------------------------------------------------------
Net asset value at end of period............................. $   1.00       $   1.00      $   1.00      $   1.00  $   1.00
                                                              -------------------------------------------------------------
TOTAL RETURN/(a)/............................................     1.46%          0.51%         1.00%         2.14%     5.77%
                                                              -------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.................     0.57%         0.60%//        0.59%         0.60%     0.57%
Ratio of expenses to average net assets/(d)/.................     0.61%         0.64%//        0.64%         0.62%     0.58%
Ratio of expense reductions to average net assets............        -              -             -             -         -
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................     1.43%          0.51%         1.01%         2.07%     5.59%
Ratio of net investment income (loss) to
 average net assets/(d)/.....................................     1.40%         0.47%//        0.96%            -         -
Portfolio turnover rate......................................      N/A            N/A           N/A           N/A       N/A
Number of shares outstanding at end of period (000's)........  407,934        453,707       524,446       734,135   579,507
Net assets at end of period (000's).......................... $407,933       $453,707      $524,446      $734,135  $579,507

                                                                                   Nasdaq-100(R) Index Fund
                                                              ------------------------------------------------------------
                                                                                                                   October 2,
                                                                              Year Ended May 31,                    2000* to
                                                              -------------------------------------------------     May 31,
                                                                  2005          2004          2003        2002        2001
                                                              -------      --------       -------       -------   ----------

PER SHARE DATA
Net asset value at beginning of period....................... $  4.11       $  3.36       $  3.40       $  5.09    $ 10.00
                                                              ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................    0.03/(e)/    (0.01)/(e)/   (0.01)/(e)/   (0.01)      0.01
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................    0.17          0.76         (0.03)        (1.68)     (4.91)
                                                              ------------------------------------------------------------
   Total income (loss) from investment operations............    0.20          0.75         (0.04)        (1.69)     (4.90)
                                                              ------------------------------------------------------------
Distributions from:
   Investment income.........................................   (0.03)            -             -             -      (0.01)
   Realized gain on securities...............................       -             -             -             -          -
                                                              ------------------------------------------------------------
   Total distributions.......................................   (0.03)            -             -             -      (0.01)
                                                              ------------------------------------------------------------
Net asset value at end of period............................. $  4.28       $  4.11       $  3.36       $  3.40    $  5.09
                                                              ------------------------------------------------------------
TOTAL RETURN/(a)/............................................    4.81%        22.32%        (1.18)%      (33.20)%   (49.01)%
                                                              ------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.................    0.65%        0.63%//        0.81%         0.77%      0.52%/(b)/
Ratio of expenses to average net assets/(d)/.................    0.65%        0.63%//        0.81%         0.77%      0.52%/(b)/
Ratio of expense reductions to average net assets............       -             -             -             -          -
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................    0.73%       (0.32)%//      (0.48)%       (0.36)%     0.31%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/.....................................    0.73%       (0.32)%//      (0.48)%           -          -
Portfolio turnover rate......................................       8%           14%            6%            2%        19%
Number of shares outstanding at end of period (000's)........  21,147        22,672        15,570         7,786      3,732
Net assets at end of period (000's).......................... $90,520       $93,089       $52,306       $26,449    $19,005

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method.

       156              FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                Science & Technology Fund
                                                      ----------------------------------------------------------------

                                                                                   Year Ended May 31,
                                                      ----------------------------------------------------------------
                                                            2005             2004              2003           2002
                                                      ----------       -----------       ----------       ----------

PER SHARE DATA
Net asset value at beginning of period............... $    11.08        $     9.14       $     9.56       $    17.28
                                                      ----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)......................      (0.00)/(e)/       (0.07)/(e)/      (0.05)/(e)/      (0.07)
   Net realized and unrealized gain (loss)
    on investments and foreign currencies............       0.19              2.01            (0.37)           (6.86)
                                                      ----------------------------------------------------------------
   Total income (loss) from investment operations....       0.19              1.94            (0.42)           (6.93)
                                                      ----------------------------------------------------------------
Distributions from:
   Investment income.................................          -                 -                -                -
   Realized gain on securities.......................          -                 -                -            (0.79)
                                                      ----------------------------------------------------------------
   Total distributions...............................          -                 -                -            (0.79)
                                                      ----------------------------------------------------------------
Net asset value at end of period..................... $    11.27        $    11.08       $     9.14       $     9.56
                                                      ----------------------------------------------------------------
TOTAL RETURN/(a)/....................................       1.71%            21.23%           (4.39)%         (41.26)%
                                                      ----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.........       1.03%            1.01%//           1.00%            1.00%
Ratio of expenses to average net assets/(d)/.........       1.03%            1.02%//           1.04%            1.02%
Ratio of expense reductions to average net assets....       0.01%             0.01%            0.02%            0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/.............................      (0.02)%          (0.68)%//         (0.66)%          (0.59)%
Ratio of net investment income (loss) to
 average net assets/(d)/.............................      (0.02)%          (0.69)%//         (0.71)%              -
Portfolio turnover rate..............................         56%               56%              53%             104%
Number of shares outstanding at end of period (000's)    107,429           126,963          129,123          129,126
Net assets at end of period (000's).................. $1,210,236        $1,406,766       $1,180,380       $1,234,937

                                                      Science &
                                                      Technology
                                                         Fund
                                                      -----------


                                                      -----------
                                                          2001
                                                      ----------

PER SHARE DATA
Net asset value at beginning of period............... $    41.14
                                                      -----------
Income (loss) from investment operations:
   Net investment income (loss)......................      (0.17)
   Net realized and unrealized gain (loss)
    on investments and foreign currencies............     (15.86)
                                                      -----------
   Total income (loss) from investment operations....     (16.03)
                                                      -----------
Distributions from:
   Investment income.................................          -
   Realized gain on securities.......................      (7.83)
                                                      -----------
   Total distributions...............................      (7.83)
                                                      -----------
Net asset value at end of period..................... $    17.28
                                                      -----------
TOTAL RETURN/(a)/....................................     (42.24)%
                                                      -----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.........       0.98%
Ratio of expenses to average net assets/(d)/.........       0.98%
Ratio of expense reductions to average net assets....       0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/.............................      (0.66)%
Ratio of net investment income (loss) to
 average net assets/(d)/.............................          -
Portfolio turnover rate..............................        176%
Number of shares outstanding at end of period (000's)    116,654
Net assets at end of period (000's).................. $2,015,574

                                                                                    Small Cap Fund
                                                      -------------------------------------------------------------------
                                                                                                                December 11,
                                                                         Year Ended May 31,                       2000* to
                                                      ------------------------------------------------------      May 31,
                                                           2005           2004            2003         2002         2001
                                                      --------       ---------       --------       --------   ------------

PER SHARE DATA
Net asset value at beginning of period............... $   9.75        $   7.67       $   8.75       $   9.09     $  10.00
                                                      -------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)......................    (0.02)/(e)/     (0.04)/(e)/    (0.02)/(e)/    (0.01)       (0.01)
   Net realized and unrealized gain (loss)
    on investments and foreign currencies............     1.28            2.12          (1.06)         (0.33)       (0.90)
                                                      -------------------------------------------------------------------
   Total income (loss) from investment operations....     1.26            2.08          (1.08)         (0.34)       (0.91)
                                                      -------------------------------------------------------------------
Distributions from:
   Investment income.................................        -               -              -              -            -
   Realized gain on securities.......................        -               -              -              -            -
                                                      -------------------------------------------------------------------
   Total distributions...............................        -               -              -              -            -
                                                      -------------------------------------------------------------------
Net asset value at end of period..................... $  11.01        $   9.75       $   7.67       $   8.75     $   9.09
                                                      -------------------------------------------------------------------
TOTAL RETURN/(a)/....................................    12.92%/(f)/     27.12%        (12.34)%        (3.74)%      11.51%
                                                      -------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.........     0.95%          0.95%//         0.95%          0.95%        0.95%/(b)/
Ratio of expenses to average net assets/(d)/.........     1.05%          1.04%//         1.06%          1.06%        1.00%/(b)/
Ratio of expense reductions to average net assets....        -               -              -              -            -
Ratio of net investment income (loss) to
 average net assets/(c)/.............................    (0.17)%        (0.39)%//       (0.29)%        (0.15)%      (0.14)%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/.............................    (0.27)%        (0.48)%//       (0.40)%            -            -
Portfolio turnover rate..............................      119%             66%            74%            68%         130%
Number of shares outstanding at end of period (000's)   55,101          62,391         69,895         75,125       78,572
Net assets at end of period (000's).................. $606,923        $608,133       $535,870       $657,045     $714,608

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

                      FINANCIAL HIGHLIGHTS - CONTINUED                157

                                                                                   Small Cap Index Fund
                                                              -------------------------------------------------------------
                                                                                    Year Ended May 31,
                                                              -------------------------------------------------------------
                                                                  2005          2004          2003         2002      2001
                                                              --------      --------      --------      --------   --------

PER SHARE DATA
Net asset value at beginning of period....................... $  13.97      $  10.86      $  11.97      $  14.11   $  15.66
                                                              -------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................     0.11/(d)/     0.08/(d)/     0.09/(d)/     0.13       0.19
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................     1.21          3.13         (1.12)        (0.32)      0.40
                                                              -------------------------------------------------------------
   Total income (loss) from investment operations............     1.32          3.21         (1.03)        (0.19)      0.59
                                                              -------------------------------------------------------------
Distributions from:
   Investment income.........................................    (0.13)        (0.10)        (0.08)        (0.13)     (0.19)
   Realized gain on securities...............................        -             -             -         (1.82)     (1.95)
                                                              -------------------------------------------------------------
   Total distributions.......................................    (0.13)        (0.10)        (0.08)        (1.95)     (2.14)
                                                              -------------------------------------------------------------
Net asset value at end of period............................. $  15.16      $  13.97      $  10.86      $  11.97   $  14.11
                                                              -------------------------------------------------------------
TOTAL RETURN/(a)/............................................     9.46%        29.62%        (8.55)%       (1.08)%     5.23%
                                                              -------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................     0.46%         0.48%         0.52%         0.48%      0.44%
Ratio of expenses to average net assets/(c)/.................     0.46%         0.48%         0.52%         0.48%      0.44%
Ratio of expense reductions to average net assets............        -             -             -             -          -
Ratio of net investment income (loss) to
 average net assets/(b)/.....................................     0.78%         0.65%         0.93%         1.03%      1.31%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................     0.78%         0.65%         0.93%            -          -
Portfolio turnover rate......................................       18%           15%           35%           34%        57%
Number of shares outstanding at end of period (000's)........   45,300        34,417        24,411        21,473     16,769
Net assets at end of period (000's).......................... $686,567      $480,867      $265,018      $257,046   $236,530

                                                                                   Social Awareness Fund
                                                              -------------------------------------------------------------
                                                                                    Year Ended May 31,
                                                              -------------------------------------------------------------
                                                                  2005          2004          2003         2002       2001
                                                              --------      --------      --------      --------   --------

PER SHARE DATA
Net asset value at beginning of period....................... $  18.28      $  15.73      $  17.66      $  21.01   $  24.77
                                                              -------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................     0.27/(d)/     0.16/(d)/     0.16/(d)/     0.13       0.20
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................     1.09          2.55         (1.60)        (2.76)     (3.23)
                                                              -------------------------------------------------------------
   Total income (loss) from investment operations............     1.36          2.71         (1.44)        (2.63)     (3.03)
                                                              -------------------------------------------------------------
Distributions from:
   Investment income.........................................    (0.26)        (0.16)        (0.15)        (0.14)     (0.20)
   Realized gain on securities...............................        -             -         (0.34)        (0.58)     (0.53)
                                                              -------------------------------------------------------------
   Total distributions.......................................    (0.26)        (0.16)        (0.49)        (0.72)     (0.73)
                                                              -------------------------------------------------------------
Net asset value at end of period............................. $  19.38      $  18.28      $  15.73      $  17.66   $  21.01
                                                              -------------------------------------------------------------
TOTAL RETURN/(a)/............................................     7.47%        17.27%        (7.89)%      (12.77)%   (12.33)%
                                                              -------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................     0.63%         0.63%         0.65%         0.61%      0.58%
Ratio of expenses to average net assets/(c)/.................     0.63%         0.63%         0.65%         0.61%      0.58%
Ratio of expense reductions to average net assets............        -             -             -             -          -
Ratio of net investment income (loss) to
 average net assets/(b)/.....................................     1.42%         0.89%         1.05%         0.69%      0.85%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................     1.42%         0.89%         1.05%            -          -
Portfolio turnover rate......................................       53%           79%           58%           40%        29%
Number of shares outstanding at end of period (000's)........   20,461        21,814        22,221        23,444     23,321
Net assets at end of period (000's).......................... $396,563      $398,820      $349,610      $414,108   $489,982

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method.

       158              FINANCIAL HIGHLIGHTS - CONTINUED

                                                                           Stock Index Fund
                                               -----------------------------------------------------------------------
                                                                          Year Ended May 31,
                                               -----------------------------------------------------------------------
                                                    2005            2004            2003           2002         2001
                                               ----------     -----------      ----------      ----------   ----------

PER SHARE DATA
Net asset value at beginning of period........ $    30.74      $    26.51      $    30.11      $    36.89   $    42.98
                                               -----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............     0.54/ (e)/        0.39/(e)/       0.35/(e)/       0.33         0.35
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....       1.88            4.33           (2.97)          (5.45)       (4.99)
                                               -----------------------------------------------------------------------
   Total income (loss) from investment
    operations................................       2.42            4.72           (2.62)          (5.12)       (4.64)
                                               -----------------------------------------------------------------------
Distributions from:
   Investment income..........................      (0.54)          (0.39)          (0.34)          (0.34)       (0.35)
   Realized gain on securities................      (0.45)          (0.10)          (0.64)          (1.32)       (1.10)
                                               -----------------------------------------------------------------------
   Total distributions........................      (0.99)          (0.49)          (0.98)          (1.66)       (1.45)
                                               -----------------------------------------------------------------------
Net asset value at end of period.............. $    32.17      $    30.74      $    26.51      $    30.11   $    36.89
                                               -----------------------------------------------------------------------
TOTAL RETURN/(a)/.............................       7.89%          17.90%          (8.44)%        (14.16)%     (10.87)%
                                               -----------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..       0.38%          0.38%//          0.40%           0.37%        0.34%
Ratio of expenses to average net assets/(d)/..       0.38%          0.38%//          0.40%           0.37%        0.34%
Ratio of expense reductions to average net
 assets.......................................          -               -               -               -            -
Ratio of net investment income (loss) to
 average net assets/(c)/......................       1.72%           1.33%           1.39%           1.01%        0.86%
Ratio of net investment income (loss) to
 average net assets/(d)/......................       1.72%          1.33%//          1.39%              -            -
Portfolio turnover rate.......................          5%              3%              6%              6%           7%
Number of shares outstanding at end of
 period (000's)...............................    138,996         137,616         136,800         135,870      131,180
Net assets at end of period (000's)........... $4,471,146      $4,230,395      $3,627,137      $4,091,054   $4,839,632

                                                                       Value Fund
                                               -----------------------------------------------------
                                                          Year Ended May 31,            December 31, 2001*
                                               -----------------------------------              to
                                                   2005          2004          2003        May 31, 2002
                                               -------       --------      -------      ------------------

PER SHARE DATA
Net asset value at beginning of period........ $  9.99        $  8.62      $  9.69           $ 10.00
                                               -----------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............    0.06/(e)/      0.08/(e)/    0.07/(e)/         0.02
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....    1.42           1.38        (1.05)            (0.31)
                                               -----------------------------------------------------
   Total income (loss) from investment
    operations................................    1.48           1.46        (0.98)            (0.29)
                                               -----------------------------------------------------
Distributions from:
   Investment income..........................   (0.01)         (0.09)       (0.06)            (0.02)
   Realized gain on securities................   (0.31)             -        (0.03)                -
                                               -----------------------------------------------------
   Total distributions........................   (0.32)         (0.09)       (0.09)            (0.02)
                                               -----------------------------------------------------
Net asset value at end of period.............. $ 11.15        $  9.99      $  8.62           $  9.69
                                               -----------------------------------------------------
TOTAL RETURN/(a)/.............................   14.83%/(f)/    17.01%      (10.01)%           (2.89)%
                                               -----------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..    1.28%         1.32%//       1.50%             1.46%/(b)/
Ratio of expenses to average net assets/(d)/..    1.39%         1.32%//       1.50%             1.46%/(b)/
Ratio of expense reductions to average net
 assets.......................................       -              -            -                 -
Ratio of net investment income (loss) to
 average net assets/(c)/......................    0.60%         0.89%//       0.94%             0.52%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/......................    0.49%         0.89%//       0.94%                -
Portfolio turnover rate.......................     144%            36%          40%               20%
Number of shares outstanding at end of
 period (000's)...............................   2,053          1,448        1,291             1,121
Net assets at end of period (000's)........... $22,890        $14,472      $11,134           $10,855

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM    159

To the Shareholders of and Board of Directors of VALIC Company I:

 We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VALIC Company I's Asset Allocation Fund, Blue Chip Growth Fund, Capital Conservation Fund, Core Equity Fund, Government Securities Fund, Growth & Income Fund, Income & Growth Fund, Health Sciences Fund, International Equities Fund, International Government Bond Fund, International Growth I Fund, Large Cap Growth Fund, Mid Cap Index Fund, Money Market I Fund, Nasdaq-100(R) Index Fund, Science & Technology Fund, Small Cap Fund, Small Cap Index Fund, Social Awareness Fund, Stock Index Fund, and Value Fund as of May 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. Additionally, we have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VALIC Company I's Inflation Protected Fund, Large Capital Growth Fund, and Mid Capital Growth Fund as of May 31, 2005, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform and audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VALIC Company I's Asset Allocation Fund, Blue Chip Growth Fund, Capital Conservation Fund, Core Equity Fund, Government Securities Fund, Growth & Income Fund, Income & Growth Fund, Health Sciences Fund, International Equities Fund, International Government Bond Fund, International Growth I Fund, Large Cap Growth Fund, Mid Cap Index Fund, Money Market I Fund, Nasdaq-100(R) Index Fund, Science & Technology Fund, Small Cap Fund, Small Cap Index Fund, Social Awareness Fund, Stock Index Fund, and Value Fund as of May 31, 2005, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VALIC Company I's Inflation Protected Fund, Large Capital Growth Fund, and Mid Capital Growth Fund as of May 31, 2005, the results of their operations, changes in net assets, and financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                       /s/ ERNST & YOUNG LLP

July 21, 2005

       160         APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

International Growth I Fund

At a meeting held on April 25-26, 2005, the Board of Directors (the "Board") of VALIC Company I ("VC I"), including the Directors who are not interested persons interested persons as defined in the Investment Company Act of 1940, as amended (the "Independent Directors"), approved Investment Sub-Advisory Agreements, with respect to the International Growth I Fund (the "Fund"), between The Variable Annuity Life Insurance Company ("VALIC") and each A I M Capital Management, Inc. ("AIM) and VALIC and Massachusetts Financial Services Company ("MFS") (the "Sub-Advisory Agreements"). Effective June 20, 2005, AIM and MFS became sub-advisers of the Fund. AIM and MFS are collectively referred to as "Sub-advisers" and each a "Sub-adviser."

The Board received materials relating to its consideration of the Sub-Advisory Agreements, including: (1) fees and expense ratios of the International Growth I Fund, compared to such fees and expenses of a peer group of funds with similar investment objectives ("Peer Group"), as selected by an independent third-party provider of investment company data; (2) investment performance of the Fund compared to performance of funds in its Peer Group and against its benchmarks; (3) the nature and quality of services provided by VALIC and the sub-advisers; (4) the costs of services and the benefits derived by VALIC and the sub-advisers; (5) the terms of the Sub-Advisory Agreements; (6) whether the Fund will benefit from possible economies of scale; and (7) information regarding VALIC's and the sub-advisers' compliance history. The matters discussed below were considered separately by the Independent Directors in an executive session during which experienced counsel that is independent of VALIC provided guidance to the Independent Directors.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided by the sub-advisers. The Board considered that VALIC is responsible for the management of the affairs of VC I, including but not limited to, general supervision of and coordination of the services provided by the sub-advisers.

The Board noted that the sub-advisers would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by the Fund. The sub-advisers engaged by VALIC will use a variety of investment techniques and methods of investment analysis. The Board considered each sub-adviser's history, size, and investment experience. The Board was informed that in management's judgment, each of the sub-advisers has the size and resources to attract and retain highly qualified investment professionals.

The Board noted that a contributing factor for the addition of AIM and MFS as sub-advisers was the objective of improving performance, managing style consistency and controlling portfolio risk. Management presented statistical analyses that show that the addition of AIM and MFS would likely reduce portfolio risk while increasing portfolio returns and represented that this was primarily due to the sub-advisers' differing investment styles. The Board reviewed the qualifications, background and responsibilities of each of the sub-adviser's staff who would be responsible for providing investment management services to the Fund, including portfolio managers and research analysts.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by the sub-advisers and that there was a reasonable basis on which to conclude that each would provide a high quality of investment management services to the Fund.

Fees and Expenses. The Board received and reviewed information regarding the Fund's fees and expense ratios of the Funds compared against such fees and expense ratios of other similar funds in its category as tracked by an independent third-party provider of investment company data. It was noted that VALIC negotiates the sub-advisory fees separately with each sub-adviser, and the sub-advisory fees charged by each sub-adviser for managing an asset category may vary widely between different clients for various reasons including market pricing demands, existing relationships and individual client needs.

The Board noted that VALIC was proposing that AIM and MFS would each manage one-quarter of the Fund's assets, with American Century managing the remaining half of the Fund's assets. The Board considered that the Fund's total expense ratio was slightly above the median expense ratio in its Peer Group. The sub-advisory fee rates for AIM and MFS are below American Century's sub-advisory fee rate and are slightly above the median for the Fund's Peer Group. As a result of the addition of AIM and MFS, the aggregate sub-advisory fee rate payable by VALIC will decrease and VALIC will retain a greater percentage of its advisory fee. However, the Fund's advisory fee and total expenses will not change as a result of the sub-advisory fee rate decrease because such sub-advisory fees are paid directly by VALIC and not by the Fund. The additional portion of its advisory fees that VALIC retains as a result of the sub-advisory fee rate decrease will therefore have no effect on the Fund's total expenses.

The Board also noted that VALIC reviews a number of factors in determining appropriate fee levels for the Fund as well as the fee VALIC will pay each sub-adviser. Such factors include a review of (1) style class peers within the variable annuity universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

On the basis of the information considered, the Board concluded that the sub-advisory fee rates were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Investment Performance. The Board received and reviewed information regarding the Fund's investment performance, compared against the performance of its benchmark and other funds in its Peer Group. With respect to performance comparisons prepared by an independent third party provider of investment company data, it was noted that the Fund has underperformed its benchmark (Morgan Stanley Capital International--Europe Australasia Far East Index ["MSCI EAFE"]) and other funds in its Peer Group for the one-, three- and five-year periods. The Board also considered the performance of the sub-advisers' funds which are managed with a similar investment objective and investment strategy and noted that those funds outperformed their Peer Groups for the one and three-year periods. Further, it was noted that the AIM International Growth Fund outperformed the MSCI EAFE for the year to date and the three-year period ended March 31, 2005 and that the MFS International Equity Portfolio outperformed the MSCI EAFE for the year to date, one-, three- and five-year periods ended March 31, 2005. The Board noted that the addition of AIM and MFS as the Fund's sub-advisers is intended to address concerns about the Fund's underperformance.

           APPROVAL OF ADVISORY AGREEMENTS (Unaudited) - CONTINUED    161


Profitability and Economies of Scale. In considering the profitability to each sub-adviser of its relationship with the Fund, the Directors noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Investment Advisory Agreement. The Directors also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm's length. For each of the above reasons, the profitability to the sub-adviser from its relationship with the Fund were not material factors in the Directors deliberations. For similar reasons, the Directors did not consider the potential economies of scale in the sub-adviser's management of the Fund to be a material factor in their consideration at such time.

Terms of Sub-Advisory Agreements. The Board reviewed the terms of the Sub-Advisory Agreements including the duties and responsibilities undertaken by the sub-advisers as discussed above. The Board also reviewed the terms of payment for services rendered by the sub-advisers and noted that VALIC compensates the sub-advisers out of the fees it receives from the Fund. The Board noted that each Sub-Advisory Agreement provides that the sub-adviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreements.

Compliance. The Board reviewed each sub-adviser's compliance personnel, regulatory history, including information whether any were involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each sub-adviser's compliance staff who would be responsible for providing compliance functions on behalf of the Fund.

Conclusions. In reaching its decision to recommend the approval of the Sub-Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Director contributes different weight and various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that each sub-adviser possess the capability and resources to perform the duties required of it under their respective Sub-Advisory Agreement.

Based upon its review of the Sub-Advisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Sub-Advisory Agreements are reasonable, fair and in the best interest of the Fund and its shareholders, and
(2) the sub-advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

 162       DIRECTORS AND OFFICERS INFORMATION (Unaudited)         May 31, 2005


                                                                                                           Number of
                                                                                                            Funds in
                                 Position    Term of Office                                               Fund Complex
Name, Birth Date                 Held With    and Length of                                               Overseen by
and Address*                   VALIC Complex Time Served (4) Principal Occupations During Past Five Years Director (2)
------------------------------ ------------- --------------- -------------------------------------------- ------------
Independent Directors
Dr. Judith L. Craven             Director          1998-       Retired.                                        76
  DOB: October 6, 1945                           Present










-----------------------------------------------------------------------------------------------------------------------
William F. Devin                 Director          2001-       Retired.                                        76
  DOB: December 30, 1938                         Present


-----------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner             Director          1998-       Professor and Head, Department of               39
  DOB: July 15, 1949                             Present       Neuroscience, and Visscher Chair of
                                                               Physiology, University of Minnesota
                                                               (1999-Present). Formerly, Director,
                                                               Graduate Program in Neuroscience,
                                                               University of Minnesota (1995-1999);
                                                               Professor of Neurosurgery, University of
                                                               Minnesota (1980-1999) .

-----------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.   Director          1998-       Retired.                                        39
  DOB: July 27, 1940                             Present

-----------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman             Director          1984-       President Emeritus, Rice University,            39
  DOB: March 2, 1912                             Present       Houston, Texas (1985-Present).


-----------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster           Director          1984-       Pastor Emeritus and Director of Planned         39
  DOB: December 15, 1923                         Present       Giving, First Presbyterian Church
                                                               (1997-Present).

-----------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery                Director          2001-       Vice President of Massachusetts Capital         39
  DOB: December 30, 1949                         Present       Resources Company (1982-Present).


-----------------------------------------------------------------------------------------------------------------------
Ben H. Love                      Director          1993-       Retired.                                        39
  DOB: September 26, 1930                        Present

-----------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.          Director          1998-       President, Meharry Medical College,             39
  DOB: October 28, 1946                          Present       Nashville, Tennessee (1994-Present).


-----------------------------------------------------------------------------------------------------------------------



Name, Birth Date                    Other Directorships
and Address*                        Held by Director (3)
------------------------------ ------------------------------
Independent Directors
Dr. Judith L. Craven           Director, A.G. Belo
  DOB: October 6, 1945         Corporation, a media company
                               (1992-Present); Director
                               SYSCO Corporation, a food
                               marketing and distribution
                               company (1996-Present);
                               Director, Luby's, Inc., a
                               restaurant chain (1998-
                               Present); Director, University
                               of Texas Board of Regents
                               (2001-Present).

-------------------------------------------------------------
William F. Devin               Board of Governors,
  DOB: December 30, 1938       Boston Stock Exchange
                               (1985-Present).

-------------------------------------------------------------
Dr. Timothy J. Ebner           None.
  DOB: July 15, 1949







-------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. None.
  DOB: July 27, 1940

-------------------------------------------------------------
Dr. Norman Hackerman           Chairman--Scientific Advisory
  DOB: March 2, 1912           Board for The Robert A. Welch
                               Foundation (1983-Present).

-------------------------------------------------------------
Dr. John Wm. Lancaster         None.
  DOB: December 15, 1923


-------------------------------------------------------------
Kenneth J. Lavery              Director, Board of Overseers,
  DOB: December 30, 1949       Newton Wellesley Hospital
                               (1996-Present).

-------------------------------------------------------------
Ben H. Love                    None.
  DOB: September 26, 1930

-------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director, Monarch Dental
  DOB: October 28, 1946        Corporation (1997-Present);
                               Director, Pinnacle Financial
                               Partners, Inc. (2000-Present).
-------------------------------------------------------------

 May 31, 2005 DIRECTORS AND OFFICERS INFORMATION (Unaudited) - CONTINUED   163

                                                                                                    Number of
                                                                                                     Funds in
                          Position    Term of Office                                               Fund Complex
Name, Birth Date          Held With    and Length of                                               Overseen by
and Address*            VALIC Complex Time Served (4) Principal Occupations During Past Five Years Director (2)
----------------------- ------------- --------------- -------------------------------------------- ------------
Interested Directors
Paige T. Davis (1)        Director          2002-       Formerly, Regional Manager, VALIC               39
  DOB: July 4, 1943                       Present       (1976-2001).









----------------------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)      Director          2001-       President, CEO and Director, AIG                85
  DOB: January 23, 1954                   Present       SunAmerica Asset Management Corp.
                                                        ("SAAMCo.") (August 1995 to present);
                                                        Director, AIG SunAmerica Capital
                                                        Services, Inc. ("SACS") (August 1993 to
                                                        Present) President and CEO, AIG Advisor
                                                        Group, Inc. (June 2004 to present)
----------------------------------------------------------------------------------------------------------------
Officers
Evelyn M. Curran          President         2002-       Senior Vice President, VALIC (2001-            N/A
  DOB: June 4, 1965                       Present       Present); Formerly, Vice President, VC I
                                                        and VC II (2001-2002); Formerly, Vice
                                                        President, American General Fund Group
                                                        (1999-2001); Senior Attorney, American
                                                        General Corp. (1997-1999).
----------------------------------------------------------------------------------------------------------------
Gregory R. Kingston       Treasurer         2000-       Assistant Treasurer (1999-2000); Vice          N/A
  DOB: January 18, 1966                   Present       President, SAAMCo (2001-Present);
                                                        Formerly, Vice President, American
                                                        General Investment Management, L.P.
                                                        (1999-2001); Assistant Treasurer, First
                                                        Investors Management Co. (1994-1999).
----------------------------------------------------------------------------------------------------------------
Nori L. Gabert            Secretary         2000-       Vice President and Deputy General              N/A
  DOB: August 15, 1953                    Present       Counsel, SAAMCo (2001-Present);
                                                        Formerly, Associate General Counsel,
                                                        American General Corp. (1997-2001).
----------------------------------------------------------------------------------------------------------------



Name, Birth Date             Other Directorships
and Address*                 Held by Director (3)
----------------------- ------------------------------
Interested Directors
Paige T. Davis (1)      Director, Maryland African
  DOB: July 4, 1943     American Museum
                        Corporation (1999-Present);
                        Director, Maryland Racing
                        Commission (1996-Present);
                        Director, Morgan State
                        University Foundation, Inc.
                        (1998-Present); Director,
                        Maryland Health and Higher
                        Education Facilities Authority
                        (1987-Present).
------------------------------------------------------
Peter A. Harbeck (1)    None
  DOB: January 23, 1954





------------------------------------------------------
Officers
Evelyn M. Curran        N/A
  DOB: June 4, 1965




------------------------------------------------------
Gregory R. Kingston     N/A
  DOB: January 18, 1966




------------------------------------------------------
Nori L. Gabert          N/A
  DOB: August 15, 1953


------------------------------------------------------

* The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Director, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current or former employment by VALIC (Mr. Davis) or SAAMCo (Mr. Harbeck), companies affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or business manager. The "Fund Complex" includes the AIG Series Trust, Inc. (4 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.
(4)Directors serve until their successors are duly elected and qualified.

   Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

       164  VALIC COMPANY I - SHAREHOLDER TAX INFORMATION (Unaudited)

 Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund's income and distributions for the year ended May 31, 2005.

 During the year ended May 31, 2005 the Funds paid the following dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                              Net           Net                                Qualifying % for the
                                 Total      Ordinary     Long-term     Foreign      Foreign       70% Dividends
Fund                           Dividends     Income    Capital Gains Tax Credit* Source Income  Received Deduction
----------------------------- ------------ ----------- ------------- ----------- ------------- --------------------
Asset Allocation............. $ 11,492,858 $ 7,039,090  $ 4,453,768   $     --    $       --           34.16%
Blue Chip Growth.............      168,526     168,526           --         --            --          100.00%
Capital Conservation.........    3,829,519   3,546,130      283,389         --            --             N/A
Core Equity..................    7,470,010   7,470,010           --         --            --          100.00%
Government Securities........    4,345,003   4,345,003           --         --            --             N/A
Growth & Income..............    2,470,001   2,470,001           --         --            --          100.00%
Health Sciences..............    7,252,739          --    7,252,739         --            --             N/A
Income & Growth..............    4,790,006   4,790,006           --         --            --          100.00%
Inflation Protected..........      111,350     111,350           --                                      N/A
International Equities.......    7,045,012   7,045,012           --    760,663     8,147,574            2.95%
International Government Bond   21,058,116  11,685,663    9,372,453         --            --             N/A
International Growth I.......    3,815,009   3,815,009           --    680,475     6,921,658            1.51%
Large Cap Growth.............    1,950,003   1,950,003           --         --            --          100.00%
Large Capital Growth.........        1,070       1,070           --                                   100.00%
Mid Cap Index................   47,699,297  22,834,216   24,865,081         --            --           80.42%
Mid Capital Growth...........        1,555       1,555           --                                      N/A
Money Market.................    6,209,139   6,209,139           --         --            --             N/A
Nasdaq-100(R) Index..........      636,617     636,617           --         --            --          100.00%
Science & Technology.........           --          --           --         --            --             N/A
Small Cap....................           --          --           --         --            --             N/A
Small Cap Index..............    5,465,009   5,465,009           --         --            --           28.18%
Social Awareness.............    5,645,004   5,645,004           --         --            --          100.00%
Stock Index..................  136,345,967  76,332,202   60,013,765         --            --          100.00%
Value........................      514,482      22,649      491,833         --            --           38.77%

 The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005, which will be made available after the end of the calendar year.

*The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

         VALIC COMPANY I - COMPARISONS: FUNDS VS. INDEXES (Unaudited) 165

In the following pages, we have included graphs that compare the Fund's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VCI Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the insurance company expenses associated with the variable annuity contract. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

       166     ASSET ALLOCATION FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Asset Allocation Fund posted a return of 7.31% for the twelve-month period ending May 31, 2005, compared to a return of 8.23% for the S&P 500(R) Index and a return of 7.12% for the Blended Index.

The Asset Allocation portfolio is constructed to take advantage of equity versus bond returns. The Fund allocates its money between stocks, bonds and cash. The allocation is dynamic and is evaluated monthly. During the period, the Fund was consistently underweight fixed income and ended the period with a 66% equity allocation.

The equity portion of the Fund has been restructured to contain four different strategies during the period. These four strategies are: S&P 500(R) index, a risk controlled, research enhanced strategy, a large cap value strategy and a large cap growth strategy. In the later three strategies, the goal is to provide excess return through security selection. At the end of the period, the Fund had 5% allocated to each of the large cap growth and large cap value strategies, 30% allocated to the research enhanced strategy and 26% allocated to the S&P 500(R) index strategy.

The S&P 500(R) index and research enhanced strategies, which were in place for the full period, returned 7.88% and 9.32%, respectively, compared to 8.23% for the S&P 500(R) index. The stocks which contributed the most during this period were Exxon Mobil Corp, General Elec Co, and Altria Group Inc. Detractors in this strategy included Wal Mart Stores Inc., American International Group, Inc. and Pfizer Inc. The top three contributing sectors were health care, information technology, and consumer discretionary. The bottom three contributing sectors for this period were industrials, utilities, and financials.

The large cap growth and large cap value strategies were introduced in March 2005. The large growth strategy outperformed the Russell 1000 Growth index by 1.13%. The large cap value strategy underperformed the Russell 1000(R) Value index by 1.44%.

The fixed income portfolio is of very high quality. It has a AAA weighted average quality rating and represents approximately one third of the Fund at the end of the period.

                                    [CHART]

                          Growth of $10,000 Investment

            Assest Allocation Fund    S & P 500/R/ Index*       Blended Index**
            ----------------------     ------------------       --------------
 5/95             $10,000                  $10,000                 $10,000
 5/96              11,790                   12,843                  11,705
 5/97              13,664                   16,622                  13,944
 5/98              16,661                   21,721                  16,903
 5/99              18,698                   26,292                  19,241
 5/00              19,941                   29,047                  20,618
 5/01              19,451                   25,981                  20,412
 5/02              18,368                   22,384                  19,445
 5/03              18,603                   20,578                  19,451
 5/04              20,663                   24,348                  21,352
 5/05              22,173                   26,352                  22,873




For the year ended May 31, 2005, the Asset Allocation Fund returned 7.31% compared to 8.23% for the S&P 500(R) Index and 7.12% for the Blended Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

**The Blended Index for Asset Allocation Fund consists of the S&P 500(R) Index
  (55%), the Lehman Brothers Aggregate Bond Index (35%), and the NYC 30 Day Day Primary CD Rate (10%).

 The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
7.31%           2.14%           8.29%
-----------------------------------------------

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

             BLUE CHIP GROWTH FUND - COMPARISON: FUND VS. INDEX       167

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 5.81% for the twelve-month period ending May 31, 2005, compared to a return of 8.23% for the S&P 500(R) Index.

The portfolio underperformed the S&P 500(R) Stock Index but outperformed the style-specific Russell 1000(R) Growth Index for the 12-month period ended May 31, 2005. Traditional value sectors including energy and utilities led the S&P 500(R) benchmark over the past year, while traditional growth sectors (primarily information technology) lagged. Strong stock selection in the health care (services) and information technology sectors (communications equipment and Internet services) led to positive relative performance. Although energy stocks recorded good absolute gains, our significant underweight hurt our relative results. Not owning utility stocks also detracted. We remain committed to holding companies that offer high-quality earnings and strong free-cash-flow growth.

                                    [CHART]

                          Growth of $10,000 Investment

                Blue Chip Growth Fund      S & P 500/R/ Index*
                ---------------------      ------------------
 11/00                 $10,000                  $10,000
  5/01                   8,586                    8,852
 11/01                   7,891                    8,086
  5/02                   7,279                    7,627
 11/02                   6,467                    6,751
  5/03                   6,808                    7,011
 11/03                   7,489                    7,768
  5/04                   7,911                    8,296
 11/04                   8,251                    8,767
  5/05                   8,370                    8,979



For the year ended May 31, 2005, the Blue Chip Growth Fund returned 5.81% compared to 8.23% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
5.81%                  (3.81)%

*Inception date of Fund: November 1, 2000

Past performance is not predictive of future results. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

       168   CAPITAL CONSERVATION FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Capital Conservation Fund posted a return of 5.99% for the twelve-month period ending May 31, 2005, compared to a return of 6.82% for the Lehman Brothers Aggregate Bond Index.

Market Conditions exerted a significant effect on the performance of the Fund. During the first 9 months of the period favorable market conditions for spread product aided Fund returns as investments in lower rated securities bolstered performance. Despite the move to higher short-term rates driven by the commencement of the Federal Reserve's incremental approach to a higher Fed Funds rate, credit markets performed admirably in the second half of 2004 aided by strong fundamentals and good supply/demand technicals. The final quarter of the period saw a reversal of these conditions ignited by an earnings outlook change from General Motors, which soured market sentiment as the prospect of one of the credit markets largest issuers could become a high yield component. Market fears were realized in May when General Motors , and more surprisingly Ford, were both downgraded to below investment grade by Standard and Poors. This event caused market dislocations which led to a period of significant volatility.

Sector Selection was a mild detractor to Fund performance over the period. Underweights in some strong performing sectors, such as Telecom, weighed on performance. Performance in industrials also lagged the index.

Specific Security Selection was a positive contributor to returns for the period. Names which were positive contributors included Schering Plough, Plains All American, and Revlon. Negative contributors included General Motors, Six Flags, Tekni-Plex and Maytag.

Duration was a negative contributor to performance as the yield curve flattened as expected, but in a bull fashion, with long rates rallying strongly. Yield bolstered returns as the Fund yielded more than the benchmark.

                                    [CHART]

                          Growth of $10,000 Investment

          Capital Conservation Fund     Lehman Brothers Aggregate Bond Index*
          -------------------------     ------------------------------------
 5/95            $10,000                             $10,000
 5/96             10,341                              10,438
 5/97             11,143                              11,306
 5/98             12,342                              12,540
 5/99             12,743                              13,085
 5/00             12,760                              13,360
 5/01             14,463                              15,111
 5/02             15,348                              16,336
 5/03             17,084                              18,227
 5/04             16,943                              18,147
 5/05             17,957                              19,385




For the year ended May 31, 2005, the Capital Conservation Fund returned 5.99% compared to 6.82% for the Lehman Brothers Aggregate Bond Index.

*The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
5.99%           7.07%           6.03%
-----------------------------------------------

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

                CORE EQUITY FUND - COMPARISON: FUND VS. INDEX         169

MANAGEMENT OVERVIEW

The Core Equity Fund posted a return of 6.48% for the twelve-month period ending May 31, 2005, compared to a return of 8.23% for the S&P(R) 500 Index.

A discussion with WM Advisors, Inc. (co-subadviser) -- regarding their portion of the Fund

The equity performance trends for the fiscal year ending 5/31/05 were a repeat of the trends from the prior fiscal year: small cap stocks significantly outperformed large cap stocks and Value stocks greatly outdistanced Growth stocks. The portfolio's Value bias was nearly strong enough to overcome the significant large cap headwinds (90% of the portfolio's holdings are in stocks with market capitalizations greater than $13 billion) and the portfolio slightly underperformed the S&P 500 benchmark by .5%. During the last three months of the fiscal year the long-standing equity performance trends began to reverse themselves: large cap stocks outperformed small cap stocks and Growth outperformed Value. During this period the portfolio outperformed the S&P 500 Index.

Sector allocation produced results in line with the S&P 500 Index. Positive relative performance was derived from overweight positions in the Energy and Utility sectors, and from being underweight in the Information Technology sector. Negative sector relative performance came from overweighting the Health Care sector and underweighting the Industrial, Materials, and Telecommunication sectors.

Stock selection was responsible for the portfolio's slight underperformance. Unocal, the portfolio's best performing stock, became a takeover target and rose by 54%. Our Financial sector holdings were very strong, led by Allstate (+32%). Consumer Discretionary stocks also added to relative performance., fueled by Carnival Cruise Lines (+24%). The portfolio's three worst performing stocks (Merck (-27%), Mylan Labs (-19%), and Pfizer (-19%)) all came from the Health Care sector.

A discussion with Wellington Management Company, LLP (co-subadviser) -- regarding their portion of the Fund

The portion of the Fund managed by Wellington Management Company, LLP began the fiscal year by trailing the benchmark, the S&P 500, over the first six months. However, the performance improved in the second half of the year as the focus in the market has shifted to higher quality, larger cap names. The Fund finished the year somewhat behind the benchmark for full year, ended May 31, 2005.

The Fund's overweight position in Materials, as well as security selection and an overweight position in both Energy and Industrials, were additive over the year. Top individual contributors included United Technologies, FedEx, Anadarko Pete, ConocoPhillips, and Rio Tinto. Security Selection in Healthcare, Financials, and Information Technology, and underweight position to Utilities, were the largest detractors of relative performance. Elan, Marsh & McLennan, First Data, and Applied Materials were among the largest detractors. All were eliminated from the portfolio during the year. Elan was the single largest contributor to the Fund's benchmark-relative underperformance. Their multiple sclerosis drug, Tysabri, which showed tremendous promise early on, was pulled from the market due to safety issues. The news surprised both the medical and financial community as there were no reported safety concerns during the development process.

Our investment positioning has the Fund gradually reducing the cyclical profile to emphasize more stable growth names as the economic cycle matures. This is manifested in the move to "later cyclical" names, such as Boeing in Industrials, as well as additions to Media, Consumer Staples, and Health Care areas. We remain underweight in Financials due to ongoing concerns about net interest margins, regulatory scrutiny of derivatives, and balance sheet management. We remain moderately overweight Energy, with a generally favorable view of oil and gas markets longer term. The Fund is underweight Telecom due to stiff competitive trends impacting pricing and margins.

During the beginning of the calendar year, the relative performance of large cap stocks improved, which may signal the beginning of more positive investor sentiment toward this segment of the market. The Fund is positioned with a larger cap profile, based on the view that industry-leading companies with steady earnings growth, strong balance sheets, and low relative valuations, will outperform in the current environment. The Fund investment team firmly believes that the prolonged small cap cycle has run its course, and larger cap, high quality stocks are poised to outperform.

                                    [CHART]

                          Growth of $10,000 Investment

                   Core Equity Fund     S & P 500/R/ Index*
                   ----------------     ------------------
 5/95                  $10,000              $10,000
 5/96                   14,746               12,843
 5/97                   16,073               16,622
 5/98                   20,479               21,721
 5/99                   23,387               26,292
 5/00                   23,611               29,047
 5/01                   20,868               25,981
 5/02                   17,439               22,384
 5/03                   16,082               20,578
 5/04                   18,874               24,348
 5/05                   20,098               26,352




For the year ended May 31, 2005, the Core Equity Fund returned 6.48% compared to 8.23% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
6.48%          (3.17)%          7.23%
-----------------------------------------------

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

           GOVERNMENT SECURITIES FUND - COMPARISON: FUND VS. INDEX    171

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Government Securities Fund posted a return of 6.54% for the twelve-month period ending May 31, 2005, compared to a return of 6.48% for the Lehman Brothers Government Bond Index.

Market Conditions had an effect on Fund performance as the Fund's investment in non-index debt hindered returns for the period. The move to higher short term rates caused the yield curve to flatten, a move which was correctly anticipated by the Fund and bolstered performance. The Federal Reserve commenced in the reversal of its relatively "easy money" approach to monetary policy by raising rates in a "measured approach" during the period. The action served to flatten the historically steep yield curve by approximately 205 basis points during the fiscal year, a significant move by any measures.

Sector selection had a mildly positive effect on returns as positive contributions were made from non-index corporates from the financial and utility sectors, while agencies, industrials and inflation linked notes detracted from returns. Specific security selection had an effect on returns as exposure to long maturity agencies, notably the FNMA 6.63% due 11/15/30, as well as shorter maturity callables like the Federal Farm Credit 2.63% due 12/15/05, aided returns. Exposure to the Treasury Inflation Protected 2.00% due 1/15/14 was a detractor to performance. The Fund's position along the curve, or term structure, was the primary driver of returns for the period as the yield curve flattened substantially. The Fund's barbelled position provided strong returns for the year.
                                    [CHART]

                 Growth of $10,000 Investment

                 Government      Lehman Brothers Government
              Securities Fund           Bond Index*
              ---------------    --------------------------
 5/95             $10,000                 $10,000
 5/96              10,332                  10,397
 5/97              11,049                  11,185
 5/98              12,220                  12,441
 5/99              12,657                  12,993
 5/00              12,878                  13,377
 5/01              14,453                  14,954
 5/02              15,633                  16,121
 5/03              17,663                  18,296
 5/04              17,063                  17,881
 5/05              18,179                  19,039







For the year ended May 31, 2005, the Government Securities Fund returned 6.54% compared to 6.48% for the Lehman Brothers Government Bond Index.

*The Lehman Brothers Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
6.54%           7.14%           6.16%
-----------------------------------------------

Past performance is not predictive of future performance. The Fund's return reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

       172      GROWTH & INCOME FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

For the year ending May 31, 2005, the Fund generated a cumulative total return of 10.47%. These results compare to the 8.23% cumulative total return of the Fund's benchmark, the S&P 500(R), over the comparable time period. During this time period, value outperformed the growth category across the capitalization spectrum, and the Fund generated excess returns primarily by investing in companies selling at a discount to fair value.

Strong stock selection in the Consumer Discretionary, Healthcare, Financial, Consumer Staples, Materials, and Industrial sectors positively impacted resulted, as did an under-weight position in the Healthcare sector. Conversely, the combination of disappointing investments in the Information Technology and Energy groups and no exposure to the Utilities sector detracted from performance.

Top-performing equity investments during the period included Limited Brands, Exxon Mobil, Wellpoint, General Electric, and Wendy's International. Stocks hindering performance included Pfizer, Wal-Mart Stores, IBM, Motorola, and Texas Instruments.
                                    [CHART]

                          Growth of $10,000 Investment

            Growth & Income Fund     S & P 500/R/ Index*
            --------------------     ------------------
 5/95            $10,000                  $10,000
 5/96             13,485                   12,843
 5/97             15,788                   16,622
 5/98             18,926                   21,721
 5/99             22,128                   26,292
 5/00             24,267                   29,047
 5/01             21,620                   25,981
 5/02             19,178                   22,384
 5/03             16,996                   20,578
 5/04             19,446                   24,348
 5/05             21,465                   26,352




For the year ended May 31, 2005, the Growth & Income Fund returned 10.47% compared to 8.23% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
10.47%         (2.42)%          7.94%
-----------------------------------------------

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

              HEALTH SCIENCES FUND - COMPARISON: FUND VS. INDEX       173

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of (1.23%) for the twelve-month period ending May 31, 2005, compared to a return of 8.23% for the S&P 500(R) Index and a return of 3.11% for the S&P 500(R) Health Care Index.

As measured by various Russell indexes, mid-cap shares outperformed small- and large-caps, and value trumped growth. President Bush's re-election helped health care shares rally, but large-cap pharmaceuticals and biotechnology shares were hurt by concerns about Cox-2 inhibitors and Elan and Biogen Idec's voluntary marketing recall of Tysabri, a recently approved multiple sclerosis drug with multibillion dollar sales potential. Services shares posted the largest gains, and biotechnology stocks lagged. Weak stock selection in pharmaceuticals and biotechnology detracted from its performance. An overweight in the poorly performing biotechnology industry also hurt returns. The Fund remains biased toward companies leveraged to novel therapeutics for unmet medical needs.
                                    [CHART]

                          Growth of $10,000 Investment

                                                            S & P 500/R/
        Health Sciences Fund     S & P 500/R/ Index*    Health Care Index**
        --------------------     ------------------     -------------------
 11/00         $10,000                 $10,000                $10,000
  5/01           8,940                   8,852                  9,498
 11/01           9,151                   8,086                  9,745
  5/02           7,759                   7,627                  8,654
 11/02           6,938                   6,751                  7,939
  5/03           7,989                   7,011                  8,174
 11/03           8,760                   7,768                  8,324
  5/04          10,072                   8,296                  9,024
 11/04           9,801                   8,767                  8,478
  5/05           9,958                   8,979                  9,305


For the year ended May 31, 2005, the Health Sciences Fund returned (1.23)% compared to 8.23% for the S&P 500(R) Index and 3.11% for the S&P 500(R) Health Care Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

**The S&P 500(R) Health Care Index is an unmanaged index representative of stocks in the healthcare sector.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year              Since Inception*
-----------------------------------------------
(1.23)%                 (0.09)%
-----------------------------------------------

*Inception date of Fund: November 1, 2000

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

       174      INCOME & GROWTH FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc.

The Income & Growth Fund posted a return of 11.07% for the twelve-month period ending May 31, 2005, compared to a return of 8.23% for the S&P 500(R) Index.

Twelve of thirteen sectors produced positive gross returns in the portfolio, with financial stocks accounting for the largest contribution to both gross results and relative to the portfolio's benchmark. Commercial services stocks comprised the sole gross negative sector for the 12-month period. Four of thirteen industry sectors trailed the benchmark sector returns.

Stock selection was key to the portfolio's outperformance of its benchmark. We avoid making big bets on economic sectors, focusing instead on selecting individual stocks that appear attractive relative to their peers. Our process evaluates stocks based on a balanced set of growth and value criteria.

Securities selection was most rewarding in the financial sector, whose returns far outstripped the benchmark holdings. Health insurer CIGNA Corp. and CBL & Associates Properties Inc. were the top contributors. The Fund also benefited by sidestepping potential losses from insurer American International Group Inc, whose decline detracted from the benchmark's results. The portfolio's holding in insurer AON Corp. was one of the few detractors in this sector.

Consumer Non-Cyclicals also provided strong portfolio returns. Tobacco concern Reynolds American Inc. was the largest contributor in this sector. Corn Products International Inc., a food processor, also added to returns. Holdings in Coca-Cola Enterprises Inc. and Tyson Foods Inc. detracted from portfolio relative returns in this sector.

The portfolio's slight overweighting in the Commercial Services sector detracted from performance. Positive results in the sector were posted by Trizec Properties Inc. and CheckFree Corp., an electronic billing and payment-services concern. However, these were more than offset by detractors that included overweighting in International Business Machines Corp. and Sabre Holdings Corp., both of which posted negative gross and relative returns.

                                    [CHART]

                          Growth of $10,000 Investment

        Income & Growth Fund    S & P 500/R/ Index*
        --------------------    ------------------
 12/00         $10,000               $10,000
  5/01           9,640                 9,463
 11/01           8,782                 8,644
  5/02           8,620                 8,153
 11/02           7,623                 7,216
  5/03           7,942                 7,495
 11/03           8,846                 8,304
  5/04           9,463                 8,868
 11/04          10,136                 9,372
  5/05          10,512                 9,598



For the year ended May 31, 2005, the Income & Growth Fund returned 11.07% compared to 8.23% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
11.07%                  1.12%
-----------------------------------------------

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

          INTERNATIONAL EQUITIES FUND - COMPARISON: FUND VS. INDEX    175

MANAGERS OVERVIEW

A discussion with AIG Global Investment Corp.

The International Equities Fund posted a return of 13.10% for the twelve-month period ending May 31, 2005, compared to a return of 14.62% for the MSCI EAFE Index.

This portfolio underwent a modification to its investment approach during the current fiscal year. In the past, the Fund had been solely managed through a quantitative process. Beginning on March 1, 2005, the Japanese exposure in the Fund had both an active and passive component. Also on March 1, 2005, the portfolio management team began making active over/under weight decisions with regard to Japan relative to the Fund's MSCI benchmark.

With the exception of Japan, the Fund is country and sector neutral compared to its benchmark. The top three performing countries during the period were Austria, Norway and Greece; the bottom three countries were Japan, Portugal and Switzerland. The top performing sectors were utilities, energy, and materials; the weakest performing sectors were information technology, consumer discretionary, and consumer staples.

On March 1, 2005, the Fund had a 15% weight in Japan. This was then split between the active component, managed by a portfolio team based in Japan, and the quantitative team, based in the United States. During the last three months of the fiscal year, the actively managed sleeve lost 2.82% versus a loss of 5.82% in the MSCI Japan Index. The top contributors to the active Japan component were Ibiden, Urban and Japan Tobacco. Investments in Net Marks, Obayashi and JFE Holding were the primary detractors to the active Japan component during the period.
                                    [CHART]

                          Growth of $10,000 Investment

             International Equities Fund              MSCI EAFE Index*
             ---------------------------              ---------------
  5/95               $10,000                              $10,000
  5/96                11,114                               11,067
  5/97                11,974                               11,902
  5/98                13,162                               13,224
  5/99                13,745                               13,801
  5/00                16,220                               16,167
  5/01                13,043                               13,381
  5/02                11,653                               12,097
  5/03                 9,714                               10,609
  5/04                12,218                               14,074
  5/05                13,818                               16,131



For the year ended May 31, 2005, the International Equities Fund returned 13.10% compared to 14.62% for the MSCI EAFE Index.

*The Morgan Stanley Capital International, Europe, Australasia, and the Far
 East Index (MSCI EAFE) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
13.10%         (3.16)%          3.29%
-----------------------------------------------

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

       176  INTERNATIONAL GOVERNMENT BOND FUND - COMPARISON: FUND VS.
                                      INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The International Government Bond Fund posted a return of 12.30% for the twelve-month period ending May 31, 2005, compared to a return of 12.94% for the Blended Index a return of 9.50% for the JP Morgan Government Bond Index Plus and a return of 21.15% for the JP Morgan Emerging Markets Bond Index Plus.

The emerging market component of the Fund, which represented 35% of the Fund's assets at end of the period, returned 23.54% (gross of fees) during the period. The international sovereign debt component which represented 65% of the Funds assets at the end of the period returned 8.62% (gross of fees).

Government bond yields broadly declined through the period but were characterized by sharp periods of underperformance as the market reassessed the need for tighter monetary policy, predominantly in the United States. United States 10-year treasury notes hit both 4.8% and 4% during the period driven by investors' perception of both economic growth and inflation with the later causing a secondary, sharp spike in yields in February 2005. The Federal Reserve's "measured" tightening approach which came into effect in June 2004 persisted through the period. Elsewhere around the globe, central banks for the United Kingdom, Canada and Australia were similarly tightening policy in response to firming economies until first quarter 2005 when further tightening was called into question due to signs of slowdown in their respective economies. Global bond yields remained highly correlated. 10-year Japanese bond yields fell to lows of 1.2%, even as stronger economic growth became apparent. The portfolio was underweight Japanese bonds versus higher yielding markets in Sweden and Australia.

Emerging market spreads had a very strong second half in 2004, with spreads finishing the calendar year 2004 close to 150 basis points tighter than the end of May 2004. Spreads tightened to a low of 327 basis points over Treasuries at the beginning of March 2005, before a correction that took spreads to 370 basis points over Treasuries at the end of May 2005. In this environment, the search for yield has led to large inflows into emerging market debt. The emerging market portion of the Fund was fully invested through 2004 and into early 2005 benefiting from the tightening in spreads. The Fund also diversified into local currency positions in Mexico, Poland, Hungary and South Africa in order to benefit from the weakening of the dollar and the higher yields in the domestic markets.
                                 [CHART]

                       Growth of $10,000 Investment


                                                 JP Morgan         JP Morgan
            International                        Government    Emerging Markets
             Government                            Bond             Bond
             Bond Fund        Blended Index*    Index Plus**    Index Plus***
            -------------     --------------    ------------   ----------------
 5/95          $10,000           $10,000          $10,000          $10,000
 5/96            9,809            11,082           10,246           13,214
 5/97            9,920            12,550           10,756           17,790
 5/98           10,183            13,435           11,476           19,000
 5/99           10,834            13,657           12,085           16,908
 5/00           10,354            14,408           11,929           20,704
 5/01            9,892            15,227           12,061           24,190
 5/02           10,892            16,173           12,998           24,693
 5/03           13,719            20,400           16,237           31,520
 5/04           14,008            21,120           16,830           32,509
 5/05           15,730            23,853           18,428           39,386



For the year ended May 31, 2005, the International Government Bond Fund returned 12.30% compared to 12.94% for the Blended Index, 9.50% for the JP Morgan Government Bond Index Plus and 21.15% for the JP Morgan Emerging Markets Bond Index Plus.

* The Blended Index is a blend of 70% JP Morgan Government Bond Index Plus and 30% JP Morgan Emerging Markets Bond Index Plus.

** The JP Morgan Government Bond Index Plus (GBI+) measures the performance of leading government bond markets based on total return in U.S. currency. It includes only traded issues.

***The JP Morgan Emerging Markets Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
12.30%          8.72%           4.63%
-----------------------------------------------

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

          INTERNATIONAL GROWTH I FUND - COMPARISON: FUND VS. INDEX    177

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc.

The International Growth I Fund posted a return of 10.46% for the twelve-month period ending May 31, 2005, compared to a return of 14.62% for the MSCI EAFE Index.

Regardless of economic or market conditions, we build a portfolio one stock at a time through a process that includes detailed research of companies. During the year covered in this report, we continued to search for companies we believe show sustainable improvement in earnings or revenue.

The Fund's financial holdings, the portfolio's largest sector stake on average during the period, contributed most to absolute performance. The advance came mostly on the strength of commercial banks, which represented the portfolio's heaviest average industry weighting. Austria's Erste Bank and Ireland's Anglo Irish Bank led the contributors among banks. Our holdings in the insurance, diversified financial services and consumer finance industries also contributed to total return. However, the financial sector underperformed the index. Although commercial banks contributed to return during the period, we had an underweight position in the industry. As a result, the portfolio's stake in banks detracted from the sector's relative performance.

The Fund's stake in the oil and gas industry made the second-largest contribution to the portfolio's absolute performance, led by France's Total, Europe's biggest oil refiner, and Encana Corp., Canada's largest producer of natural gas and oil. Total announced during the period that its profit doubled to a record $4.23 billion during the fourth-quarter of 2004. Encana announced during the period that its profit surged sixfold to $2.58 billion during the fourth-quarter of 2004.

Only two of 10 sectors detracted from the portfolio's return during the period, with the information technology sector doing most of the damage. Holdings in the semiconductor industry led the retreat, as Samsung Electronics declined. Health care holdings also diminished the portfolio's return. Our stake in the United Kingdom's Smith and Nephew, which makes prosthesis devices, detracted most in the group.

On a relative basis, the telecommunications services sector registered the period's best performance, outperforming the index on the strength of its wireless holdings. America Movil, Latin America's biggest mobile-telephone company, and Mobile Telesystems, a mobile-phone company in Russia, were among the winners.

Health care, however, detracted most from our performance against the index, with the portfolio's stake in the health care equipment and suppliers, pharmaceutical, and health care providers and services industries all lagging the index.

On average during the period, the portfolio's largest stakes were in Japan, the United Kingdom and France. France, Canada and Mexico were the top-contributing countries on a relative basis, while the United Kingdom, Japan and Switzerland detracted most.
                                    [CHART]

                          Growth of $10,000 Investment

        International Growth I Fund            MSCI EAFE Index*
        ---------------------------            ---------------
12/00            $10,000                           $10,000
 5/01              8,345                             8,977
11/01              7,213                             7,874
 5/02              7,297                             8,116
11/02              6,232                             6,890
 5/03              6,230                             7,117
11/03              7,098                             8,559
 5/04              7,624                             9,442
11/04              8,352                            10,630
 5/05              8,421                            10,822



For the year ended May 31, 2005, the International Growth I Fund returned 10.46% compared to 14.62% for the MSCI EAFE Index.

*The Morgan Stanley Capital International, Europe, Australasia and Far East
 Index (MSCI EAFE) Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks from Europe, Australia and the Far East.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
10.46%                 (3.77)%
-----------------------------------------------

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

       178     LARGE CAP GROWTH FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

For the year ending May 31, 2005, the Fund generated a cumulative total return of 3.12%. These results compare to the 8.23% and 3.33% cumulative total returns of the S&P 500(R) and Russell 1000(R) Growth indices, respectively. During this time period, value out performed the growth category across the capitalization spectrum.

As the fiscal year began, the equity markets were at a focal point of uncertainty. Inflation fears, the transfer of power in Iraq, and the beginning of a new Federal Reserve tightening cycle loomed large on the financial markets. During the course of the annual period, the Fed Funds rates increased form 1.00% to 3.00%.

Stocks declined across the board during the summer months, as weaker economic data (slower-than-expected GDP growth and declining consumer confidence) hampered the equity indices. The economic soft patch continued in August as higher oil prices also hindered consumer spending. In late 2004, however, U. S. equity indices posted a powerful rally as several encouraging economic reports emerged and uncertainty over the Presidential election passed without any major incident.

Momentum proved short-lived, however, as fears of higher oil prices, increasing interest rates, mounting inflationary pressures, and slowing corporate earnings once again weighed heavily on the markets in the opening months of 2005. The U.S. equity markets became increasingly defensive during the month of March and April as fears of higher oil prices, increasing interest rates, mounting inflationary pressures, and slowing corporate earnings weighted heavily on the markets. Sentiment improved during the month of May, as slower economic growth, mild inflationary readings, and the thought that the Federal Open Market Committee (FOMC) may be close to the end of its tightening cycle buoyed the overall market.

The Fund benefited from under-weight positions in the Consumer Staples and Financial groups, over-weight exposure to the industrial sector, as well as strong stock selection in the Telecommunication Services industry. Detracting from performance was a combination of an under-weight position in the Energy group, the top performing sector during the period, as well as an over-weight position in the Information Technology, and no exposure to the Utility group.

Leading contributors during the annual period included General Electric, Johnson & Johnson, Adobe Systems, Limited Brands, and PacifiCare Health Systems. Stocks hindering fund performance included Pfizer, Biogen Idec, Cisco Systems, and Wal-Mart Stores.
                                    [CHART]

                          Growth of $10,000 Investment

                                                            Russell 1000/R/
        Large Cap Growth Fund      S & P 500/R/ Index*       Growth Index**
        ---------------------      ------------------      -----------------
12/00         $10,000                   $10,000               $10,000
 5/01           7,430                     9,463                 7,812
11/01           6,870                     8,644                 7,094
 5/02           6,200                     8,153                 6,181
11/02           5,362                     7,216                 5,485
 5/03           5,453                     7,495                 5,696
11/03           6,094                     8,304                 6,404
 5/04           6,234                     8,868                 6,723
11/04           6,344                     9,372                 6,777
 5/05           6,428                     9,598                 6,947


For the year ended May 31, 2005, the Large Cap Growth Fund returned 3.12% compared to 8.23% for the S&P 500(R) Index and 3.33% for the Russell 1000(R) Growth Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

**The Russell 1000(R) Growth Index is constructed to provide a comprehensive and unbiased barometer of the large-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate large-cap growth manager's opportunity set.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
3.12%                  (9.40)%
-----------------------------------------------

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

               MID CAP INDEX FUND - COMPARISON: FUND VS. INDEX        179

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Mid Cap Index Fund posted a return of 13.50% for the twelve-month period ending May 31, 2005, compared to a return of 13.97% for the S&P MidCap 400(R) Index.

The management of an index fund is objective, not subjective. It is our goal to minimize the tracking error between the Fund and the S&P MidCap 400(R) Index. In order to do this, we utilize software which helps us create and maintain the optimal combination of securities to track the benchmark Index. In addition, we use index derivatives (futures) to manage cash flow and keep the fund as close to 100% invested as possible.

Our investment decisions are dictated by the index provider's decisions to add, delete or change the weighting of an index component. While we do have discretion to delay or omit implementation of a change, this would introduce possible tracking error risk which we are not willing to bear, and therefore, we attempt to implement all index changes coincident with the index.

The three top performing sectors in the S&P MidCap 400(R) Index during the period were energy, utilities and materials. The bottom three sectors were industrials, telecom services and information technology.

Chemtura, Boyd Gaming and Toll Brothers were the best performing stocks in the index. Krispy Kreme Doughnuts, UTStarcom and Interstate Bakeries were the worst performing stocks, all with double-digit negative returns.
                                    [CHART]

                     Growth of $10,000 Investment

        Mid Cap Index Fund   S & P MidCap 400/R/ Index*
        ------------------   -------------------------
5/95         $10,000                 $10,000
5/96          12,810                  12,845
5/97          15,049                  15,185
5/98          19,507                  19,721
5/99          21,829                  22,071
5/00          26,492                  26,808
5/01          29,171                  29,735
5/02          29,764                  30,446
5/03          26,938                  27,662
5/04          34,002                  35,054
5/05          38,593                  39,949



For the year ended May 31, 2005, the Mid Cap Index Fund returned 13.50% compared to 13.97% for the S&P MidCap 400(R) Index.

*The S&P MidCap 400(R) Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
13.50%          7.82%           14.46%
-----------------------------------------------

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

       180      MONEY MARKET I FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

The Money Market Fund posted a return of 1.46% for the twelve-month period ending May 31, 2005, compared to a return of 1.17% for the 30 Day CD rate.

In June 2004, citing improving hiring trends, as well as increasing inflation trends, the Federal Open Market Committee (FOMC) initiated its current tightening cycle with the first of eight consecutive 25 basis point increases. The most recent tightening raised the central bank's Fed Funds target rate to 3.00%.

Sector selection had little impact on the portfolio's performance. However, we continued to allocate a fairly high percentage of the portfolio's net assets to the purchase of top-tier asset-backed commercial paper.

Yields on money market securities increased steadily throughout the period with 1-month certificates of deposits yielding approximately 3.05% at the end of the period, up from the 1.05% level at the start of the fiscal year. In order to capture the rise in yields, value was added through the active management of the portfolio's duration, specifically by reducing the portfolio's weighted-average maturity throughout the later half of the annual period.

            NASDAQ-100(R) INDEX FUND - COMPARISON: FUND VS. INDEX     181

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Nasdaq-100(R) Index Fund posted a return of 4.81% for the twelve-month period ending May 31, 2005, compared to a return of 5.61% for the Nasdaq-100(R) Index.

The management of an index fund is objective, not subjective. It is our goal to minimize the tracking error between the Fund and the NASDAQ 100 Index. In order to do this, we utilize software which helps us create and maintain the optimal combination of securities to track the benchmark Index. In addition, we use index derivatives (futures) to manage cash flow and keep the fund as close to 100% invested as possible.

Our investment decisions are dictated by the index provider's decisions to add, delete or change the weighting of an index component. While we do have discretion to delay or omit implementation of a change, this would introduce possible tracking error risk which we are not willing to bear, and therefore, we attempt to implement all index changes coincident with the index.

Apple Computer, Sears Holdings and Autodesk were the best performing stocks in the index. Career Education, Sanmina-SCI and JDS Uniphase were the worst performing stocks, all with double-digit negative returns.

                                    [CHART]

                          Growth of $10,000 Investment

         Nasdaq-100/R/ Index
              Fund               Nasdaq-100/R/ Index*
          ------------------     -------------------
 10/00         $10,000                 $10,000
 11/00           7,050                   7,020
  5/01           5,099                   5,043
 11/01           4,508                   4,473
  5/02           3,406                   3,387
 11/02           3,136                   3,130
  5/03           3,366                   3,363
 11/03           3,997                   4,004
  5/04           4,117                   4,126
 11/04           4,398                   4,429
  5/05           4,315                   4,357



For the year ended May 31, 2005, the Nasdaq-100(R) Index Fund returned 4.81% compared to 5.61% for the Nasdaq-100(R) Index.

*The Nasdaq-100(R) Index represents the largest and most active non-financial domestic and international securities listed on The Nasdaq Stock Market, based on market value (capitalization).


Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
4.81%                  (16.49)%

*Inception date of Fund: October 2, 2000

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

       182   SCIENCE & TECHNOLOGY FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Science & Technology Fund posted a return of 1.71% for the twelve-month period ending May 31, 2005, compared to a return of 8.23% for the S&P 500(R) Index and a return of 0.90% for the S&P 500(R) Information Technology Index.

The portfolio outpaced its Lipper peer group for the year ended May 31. Stock selection in the telecommunications equipment and software industries had the largest positive impact on relative performance, and sector weighting was strong, with the exception of underweighting telecommunications services that offset other sector gains. Stock selection in software provided the greatest benefit to the portfolio. Underweighting telecommunications services, the best performing sector, hurt performance, as did stock selection in healthcare. The portfolio is exchanging stocks that have reached their target prices for those that have not yet felt the benefit of the improving economy but have strong growth potential.
                                    [CHART]

                      Growth of $10,000 Investment

                                                           S & P 500
                                                          Information
        Science & Technology                               Technology
              Fund               S & P 500/R/ Index*         Index**
        --------------------     ------------------      ------------
5/95          $10,000                 $10,000              $10,000
5/96           15,828                  12,843               12,912
5/97           16,115                  16,622               18,983
5/98           17,863                  21,721               24,093
5/99           26,497                  26,292               39,997
5/00           40,447                  29,047               58,992
5/01           23,363                  25,981               31,052
5/02           13,723                  22,384               21,803
5/03           13,120                  20,578               20,599
5/04           15,905                  24,348               25,126
5/05           16,178                  26,352               25,354


For the year ended May 31, 2005, the Science & Technology Fund returned 1.71% compared to 8.23% for the S&P 500(R) Index and 0.90% for the S&P 500(R) Information Technology Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

**The S&P 500(R) Information Technology Index is a capitalization-weighted index representative of stocks in the information technology sector.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year         5 Years          10 Years
-----------------------------------------------
1.71%          (16.75)%          4.93%
-----------------------------------------------

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

                 SMALL CAP FUND - COMPARISON: FUND VS. INDEX          183

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of 12.92% for the twelve-month period ending May 31, 2005, compared to a return of 9.82% for the Russell 2000(R) Index.

A discussion with American Century Investment Management, Inc. (co-subadviser) -- regarding their portion of the Fund

For the period June 30, 2004 to May 31, 2005, the portion of the Small Cap Fund managed by American Century advanced, with a strong return that outperformed the portfolio's benchmark, the Russell 2000(R) Index. The portfolio's performance relative to its benchmark was achieved through stock-selection, as opposed to broad industry or sector bets.

On a relative return basis, relative to the portfolio's benchmark, the two sectors that contributed the most were Health Care and Consumer Cyclicals. Health Care sector holdings were the strongest relative contributor to the fund's returns for the June 30, 2004 to May 31, 2005 period, accounting for more than one-third of relative performance. Top performers in the sector included Kos Pharmaceuticals Inc. and healthcare provider Humana Inc. Consumer Cyclical holdings were the second-largest contributor, providing slightly more than one-fifth of the portfolio's relative returns for the period. Building products-maker USG Corp. and Walter Industries, Inc., a home-builder and industrial products concern, were standouts among the portfolio's holdings in this sector.

Basic materials stocks detracted from results relative to the benchmark. AK Steel Holding Corp. and Terra Industries Inc., a marketer of fertilizers, herbicides, and other agricultural products were among the group's relative detractors.

A discussion with Franklin Portfolio Associates, Inc. (co-subadviser) -- regarding their portion of the Fund

Franklin Portfolio Associates became a sub-adviser on the Fund on July 1, 2004. For the 11-month period, small cap stocks have returned 5.38% and the portfolio returned 8.62% representing a value added of 324 basis points.

Stock selection accounted for a contribution of 321 basis points to the relative results with 5 individual securities contributing more than 40 basis points each, namely Netgear, Electronics Boutique, Men's Wearhouse, Joy Global, and KOS Pharmaceutical.

Intentional tilts to earning's yield (low p/e) as well as momentum added approximately 182 basis points while trading cost the portfolio 180 basis points during the period.

As expected, our small industry exposures had little impact on the relative results.

A discussion with T. Rowe Price Associates, Inc. (co-subadviser) -- regarding their portion of the Fund

The portfolio outperformed the Russell 2000(R) Index for the 12 months ended May 31, 2005. Good stock selection in information technology helped results versus the benchmark, although our overweight in the sector detracted slightly. Strong stock selection in health care and, to a lesser extent, our overweight position in the sector benefited results. Driven by rising oil prices, energy was the index's top-performing sector for the 12-month period, and our heavier exposure in the energy equipment and services industry, boosted results. Weak stock selection in materials, especially chemical stocks, hurt relative performance, as did stock selection and an underweight position in financials.

       184         SMALL CAP FUND - COMPARISON: FUND VS. INDEX

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
12.92%                  2.17%

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future results. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

                                    [CHART]

                          Growth of $10,000 Investment

                Small Cap     Russell 2000/R/
                   Fund           Index*
                ---------     --------------
12/00            $10,000         $10,000
 5/01              9,090          10,438
11/01              8,540           9,755
 5/02              8,750          10,386
11/02              7,400           8,722
 5/03              7,670           9,536
11/03              9,370          11,887
 5/04              9,750          12,425
11/04             11,000          13,938
 5/05             11,010          13,645



For the year ended May 31, 2005, the Small Cap Fund returned 12.92% compared to 9.82% for the Russell 2000(R) Index.

* The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. As of June 30, 2004, the average market capitalization was approximately $900 million. The largest company had an approximate market capitalization of $1.92 billion.

              SMALL CAP INDEX FUND - COMPARISON: FUND VS. INDEX       185

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Small Cap Index Fund posted a return of 9.46% for the twelve-month period ending May 31, 2005, compared to a return of 9.82% for the Russell 2000(R) Index.

The management of an index fund is objective, not subjective. It is our goal to minimize the tracking error between the Fund and the Russell 2000(R) Index. In order to do this, we utilize software which helps us create and maintain the optimal combination of securities to track the benchmark Index. In addition, we use index derivatives (futures) to manage cash flow and keep the fund as close to 100% invested as possible.

Our investment decisions are dictated by the index provider's decisions to add, delete or change the weighting of an index component. While we do have discretion to delay or omit implementation of a change, this would introduce possible tracking error risk which we are not willing to bear, and therefore, we attempt to implement all index changes coincident with the index.

The three top performing sectors in the Russell 2000(R) Index during the period were energy, materials and utilities. The bottom three sectors were health care, telecomm services and health care.

Building Materials Holding, Seaboard and Great Atlantic & Pacific Tea Co were the best performing stocks in the index. ITC DeltaCom, Xybernaut and Circle Group Holdings were the worst performing stocks, all with double-digit negative returns.
                                    [CHART]

                          Growth of $10,000 Investment

               Small Cap Index Fund           Russell 2000/R/ Index*
               --------------------           ---------------------
5/95                 $10,000                         $10,000
5/96                  13,450                          13,589
5/97                  14,460                          14,536
5/98                  17,545                          17,624
5/99                  17,114                          17,151
5/00                  18,864                          18,851
5/01                  19,851                          19,923
5/02                  19,637                          19,823
5/03                  17,959                          18,201
5/04                  23,277                          23,714
5/05                  25,480                          26,043



For the year ended May 31, 2005, the Small Cap Index Fund returned 9.46% compared to 9.82% for the Russell 2000(R) Index.

*The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. As of June 30, 2005, the average market capitalization was approximately $71.9 billion. The largest company had an approximate market capitalization of $367.5 billion.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
9.46%           6.20%           9.80%
-----------------------------------------------

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

       186     SOCIAL AWARENESS FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Social Awareness Fund posted a return of 7.47% for the twelve-month period ending May 31, 2005, compared to a return of 8.23% for the S&P 500(R) Index.

We believe that over time the social universe (SRX) will produce the same results as the overall market (S&P 500(R)). We define the SRX as the S&P 500(R) minus the non-compliant companies as defined by IRRC. The Fund does not invest in companies that are significantly engaged in: production of nuclear energy, the manufacture of military weapons or delivery systems, the manufacture of alcoholic beverages or tobacco products, the operation of gambling casinos, or business practices or the production of products that significantly pollute the environment.

Our relatively flat performance versus the benchmark is due to two conflicting factors, stock selection and sector weightings. While stock selection added 0.83%, sector weights cost the Fund (1.07)%. Over the past year, the sector that has had the greatest impact on performance was the energy sector. The underweighting of the energy sector, which stems from the social mandate, cost the Fund about (0.87)%. Yet, once again, stock selection was a positive, almost offsetting the sector bias. Two names in particular that warrant mentioning are: Aetna Inc (AET) and Apple Computer (AAPL). Our holding in AET contributed about 0.84% to the Fund, while AAPL was up 183% over the past year and its position in the Fund contributed 0.44% to performance.
                                    [CHART]

                          Growth of $10,000 Investment

                Social Awareness Fund            S & P 500/R/ Index*
                ---------------------            ------------------
5/95                  $10,000                         $10,000
5/96                   12,885                          12,843
5/97                   16,812                          16,622
5/98                   21,913                          21,721
5/99                   26,307                          26,292
5/00                   28,277                          29,047
5/01                   24,790                          25,981
5/02                   21,626                          22,384
5/03                   19,919                          20,578
5/04                   23,359                          24,348
5/05                   25,103                          26,352




For the year ended May 31, 2005, the Social Awareness Fund returned 7.47% compared to 8.23% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
7.47%          (2.35)%          9.64%
-----------------------------------------------

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

                STOCK INDEX FUND - COMPARISON: FUND VS. INDEX         187

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Stock Index Fund posted a return of 7.89% for the twelve-month period ending May 31, 2005, compared to a return of 8.23% for the S&P 500(R) Index.

The management of an index fund is objective, not subjective. It is our goal to minimize the tracking error between the Fund and the S&P 500(R) Index. In order to do this, we utilize software which helps us create and maintain the optimal combination of securities to track the benchmark Index. In addition, we use index derivatives (futures) to manage cash flow and keep the fund as close to 100% invested as possible.

Our investment decisions are dictated by the index provider's decisions to add, delete or change the weighting of an index component. While we do have discretion to delay or omit implementation of a change, this would introduce possible tracking error risk which we are not willing to bear, and therefore, we attempt to implement all index changes coincident with the index.

The three top performing sectors in the S&P 500(R) Index during the period were energy, utilities and industrials. The bottom three sectors were consumer staples, health care and information technology.

Apple Computer, Autodesk and TXU were the best performing stocks in the index. Power-One, JDS Uniphase and Delphi were the worst performing stocks, all with double-digit negative returns.
                                    [CHART]

                          Growth of $10,000 Investment

            Stock Index Fund              S & P 500/R/ Index*
            ----------------              ------------------
5/95            $10,000                        $10,000
5/96             12,817                         12,843
5/97             16,564                         16,622
5/98             21,583                         21,721
5/99             26,084                         26,292
5/00             28,719                         29,047
5/01             25,598                         25,981
5/02             21,974                         22,384
5/03             20,119                         20,578
5/04             23,720                         24,348
5/05             25,592                         26,352




For the year ended May 31, 2005, the Stock Index Fund returned 7.89% compared to 8.23% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
7.89%          (2.28)%          9.85%
-----------------------------------------------

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

       188           VALUE FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with Oppenheimer Funds, Inc.

The Value Fund posted a return of 14.83% for the twelve-month period ending May 31, 2005, compared to a return of 8.23% for the S&P 500(R) Index and a return of 15.49% for the Russell 1000(R) Value Index. Please note that
OppenheimerFunds began subadvising the Fund as of June 21, 2004.

During the period, strong relative performance from portfolio holdings in the consumer staples, financials, consumer discretionary and utilities sectors were particularly positive and helped overcome weaker relative performance from the Fund's energy and technology holdings.

There were few significantly negative influences on performance during the period. In the energy sector, the Fund's individual stock holdings tended to rise due to soaring oil prices, but performance was hampered on a relative basis because the stocks did not go up as much as those in the index. In the technology sector, our overweight in the sector detracted from performance as this sector underperformed.

The consumer staples sector was the strongest performing sector for the Fund during the period. Among the consumer staples sector, the Funds top contributor overall, food and tobacco giant Altria Group, Inc. shares rose as investors perceived reduced tobacco-related litigation risk for the company. In addition, the financials, consumer discretionary and utilities sectors were among the top performing sectors for the Fund. In financials, investment manager Franklin Resources, Inc. rose as it continues to execute its business strategy well. Among the industrials sector, the Brazilian jet manufacturer, Empersa Braziliera de Aeronautica S.A. (Embraer), was a top performing stock.

The Fund's holdings in the telecommunications sector detracted from performance. Among the sector, IDT Corporation was the poorest performing stock. Holdings in technology also hurt the Funds performance. In the information technology sector, International Business Machines negatively impacted performance.
                                    [CHART]

                Growth of $10,000 Investment

                                                Russell
                              S & P 500/R/   1000/R/ Value
               Value Fund        Index*          Index**
               ----------      --------      -------------
 12/01          $10,000        $10,000         $10,000
  5/02            9,711          9,350          10,103
 11/02            8,427          8,276           8,831
  5/03            8,739          8,596           9,309
 11/03            9,562          9,524          10,347
  5/04           10,225         10,171          11,153
 11/04           11,351         10,748          12,382
  5/05           11,741         11,008          12,881

For the year ended May 31, 2005, the Value Fund returned 14.83% compared to 8.23% for the S&P 500(R) Index and 15.49% for the Russell 1000(R) Value Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

**The Russell 1000(R) Value Index is constructed to provide a comprehensive and unbiased barometer of the large-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate large-cap value manager's opportunity set.

Average Annual Total Returns as of May 31, 2005
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
14.83%                  4.82%
-----------------------------------------------

*Inception date of Fund: December 31, 2001

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract for mortality and expense guarantees, administrative fees or surrender charges.

                               VALIC COMPANY I                        189


BOARD OF DIRECTORS
Judith L. Craven
Paige T. Davis
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Norman Hackerman
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
AIG Global Investment Corp.
175 Water Street
New York, New York 10038

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

A I M Capital Management, Inc.
11 Greenway Plaza
Houston, TX 77046

American Century Investment Management, Inc.
4500 Main Street
Kansas City, Missouri 64111

Brazos Capital Management, LP
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225

Franklin Portfolio Associates, LLC
One Boston Place, 29th Floor
Boston, Massachusetts 02108

Morgan Stanley Investment Management (d/b/a "Van Kampen")
1221 Avenue of the Americas
New York, New York 10020

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

WM Advisors, Inc.
1201 Third Avenue
Seattle, Washington 98101

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1401 McKinney, Suite 1200
Houston, Texas 77010

TRANSFER AND SHAREHOLDER SERVICE AGENT
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
President and Chief Executive Officer
John Packs,
Vice President and Senior Investment Officer
Gregory R. Kingston,
Treasurer and Chief Financial Officer
Nori L. Gabert,
Vice President, Chief Legal Officer and Secretary
Cynthia A. Gibbons,
Vice President, Chief Compliance Officer and Assistant Secretary
Donna Handel,
Vice President and Assistant Treasurer
Kathryn A. Pearce,
Assistant Treasurer
Mark Matthes,
Assistant Secretary

 This report is for the information of the shareholders and variable contract owners participating in VALIC Company I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

 VALIC Company I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on
Form N-Q. Once filed, VALIC Company I's Form N-Q will be available without charge on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the U.S. Securities and Exchange Commission's Public Reference Room, Washington DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

 A description of the policies and procedures that VALIC Company I uses to determine how to vote proxies related to securities held in the Fund's portfolios which is available in VALIC Company I's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

 Information regarding how VALIC Company I voted proxies relating to securities held in the VALIC Company I Funds during the twelve month period ended June 30, 2004 is available (i) without charge, upon request, by calling (800) 448-2542 or (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

       190          VALIC COMPANY - SUPPLEMENT TO PROSPECTUS

                                VALIC COMPANY I
                Supplement to Prospectus dated October 1, 2004

                               VALIC COMPANY II
               Supplement to Prospectus dated December 31, 2004

You are receiving this supplement because you own a variable annuity or variable life insurance policy offering investment options that are VALIC Company I or VALIC Company II funds (the "Funds").

Legal Proceedings

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of The Variable Annuity Life Insurance Company ("VALIC"), AIG Global Investment Corp. ("AIGGIC"), AIG SunAmerica Asset Management Corp. ("SAAMCo") and Brazos Capital Management, LP ("Brazos"). AIGGIC, SAAMCo and Brazos serve as subadvisers to several of the Funds. Neither VALIC, AIGGIC, SAAMCo, Brazos or their respective officers and directors, nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

In VALIC's view, the matters alleged in the lawsuit are not material in relation to the financial position of VALIC, AIGGIC, SAAMCo or Brazos or to their ability to provide their respective services to the Funds. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then VALIC, AIGGIC, SAAMCo and Brazos will need to obtain permission from the Securities and Exchange Commission to continue to service the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

Date: June 13, 2005

                                   PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                 LANCASTER, PA
                                PERMIT NO. 1765
VL 9530 VER 05/05

                                                          PRSRT STD
                                                        U.S. POSTAGE
                                                            PAID
                                                        LANCASTER, PA
                                                       PERMIT NO. 1765
   VALIC Company I
   P.O. Box 3206
   Houston, Texas 77253-3206

Item 2. Code of Ethics.

VALIC Company I ("the Registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

Currently, the Registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b)of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the Registrant's financial statements, supervise the Registrant's preparation of its financial statements, and oversee the work of the Registrant's independent auditors.

Item 4. Principal Accountant Fees and Services.

        (a)-(d) Aggregate fees billed to the Registrant for the last two fiscal years for professional services rendered by the Registrant's principal accountant were as follows:

                                                    2004             2005
                        Audit Fees               $ 501,347        $ 388,590
                        Audit-Related Fees       $ 193,938        $ 124,775
                        Tax Fees                 $ 102,075        $ 107,155
                        All Other Fees           $       0        $       0

                Audit Fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the Registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

                (e)

                        (1) The Registrant's audit committee pre-approves all audit services provided by the Registrant's principal accountant for the Registrant and all non-audit services provided by the Registrant's principal accountant for the Registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the Registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the Registrant.

                        (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

                (f)     Not Applicable.

                (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Registrant's principal accountant for non-audit services rendered to the Registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the Registrant for 2005 and 2004 were $1,286,558 and $752,684, respectively.

                (h) Non-audit services rendered to the Registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the Series's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

        (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

        (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

        (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

                (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
                Exhibit 99.CERT.

                (3) Not applicable.

        (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: August 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: August 9, 2005

By:   /s/ Gregory R. Kingston
      ----------------------------
      Gregory R. Kingston
      Treasurer

Date: August 9, 2005